As Filed with Securities and Exchange Commission on April 28, 2021
Registration Nos. 333-51676
811-08828

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-4
Registration Statement Under the Securities Act of 1933	□
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 32	☒
And
Registration Statement Under the Investment Company Act of 1940	□
Amendment No. 71	☒
(Check Appropriate Box or Boxes)

New England Variable Annuity Separate Account
(Exact Name of Registrant)
New England Life Insurance Company
(Name of Depositor)
One Financial Center, Boston, Massachusetts 02111
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number: (980) 658-7581
Name and Address of Agent for Service:
NEW ENGLAND LIFE INSURANCE COMPANY
c/o C T Corporation System
155 Federal Street - Suite 700
Suffolk County
Boston, Massachusetts 02110
(617) 757-6400
Copy to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 20005
Approximate Date of Proposed Public Offering:
On April 30, 2021 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on April 30, 2021 pursuant to paragraph (b) of Rule 485
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual Variable Annuity Contracts

American Forerunner Series®
Individual Flexible Premium Variable Annuity Contracts
Issued By
New England Variable Annuity Separate Account of	Annuity Administrative Office
New England Life Insurance Company	P.O. Box 305075
One Financial Center	Nashville, TN 37230-5075
Boston, Massachusetts 02111
(800) 435-4117
April 30, 2021
This prospectus offers individual variable annuity contracts (the “Contracts”) for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in the Eligible Funds. The Contract currently is not available for new sales.
American Funds Insurance Series®
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds The Bond Fund of America (formerly American Funds Bond Fund)
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Western Asset Management Government Income Portfolio
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Balanced Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

When you purchase your Contract, you must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges. If you select the B Plus Class, we will add a bonus amount to each purchase payment received in the first Contract Year. The overall expenses for the B Plus Class Contract may be higher than the expenses for a similar Contract that does not pay a bonus. Over time, the value of the bonus could be more than offset by higher expenses.
Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.

You can obtain a Statement of Additional Information (“SAI”) about the Contracts, dated April 30, 2021. The SAI is filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-161 of the prospectus. For a free copy of the SAI, write or call Brighthouse Securities, LLC, P.O. Box 305075, Nashville, TN 37230-5075, 1-800-882-1292 or visit our website at www.brighthousefinancial.com.
Neither the SEC nor any state securities commission has approved these Contracts or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.
You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-882-1292. Please read them and keep them for reference.
We do not guarantee how any of the Subaccounts or Eligible Funds will perform. The Contracts and the Eligible Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Glossary of Special Terms Used in this Prospectus
We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:
Account.    A subaccount of the Variable Account or the Fixed Account.
Accumulation Unit.    An accounting device used to calculate the Contract Value before annuitization.
Annuitant.    The natural person on whose life Annuity Payments are based.
Annuitization.    Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.
Annuity Date. A date on which you choose to begin receiving Annuity Payments which must be at least 30 days after issue. If you do not choose a date, the Annuity Date will be no later than the Maturity Date shown on the Contract Schedule.
Annuity Administrative Office. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 305075, Nashville, TN 37230-5075.
Annuity Unit.    An accounting device used to calculate the dollar amount of Annuity payments.
Beneficiary.    The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.
Contract Year.    A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.
Death Proceeds (prior to annuitization).    The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.
Fixed Account.    A part of the Company’s general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.
Good Order.    A request or transaction generally is considered in “good order” if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.
Maturity Date.    The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the later of (i) the date when the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less), or (ii) 10 years from the issue date.
Owner (Contract Owner).    The person or entity which has all rights under the Contract.
Payee.    Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on full withdrawals or partial withdrawalsof the Contract, the Contract Owner.
Variable Account.    A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

Variable Annuity.    An annuity providing for Annuity payments varying in amount to reflect the investment experience of a separate investment account.

Highlights
Tax Deferred Variable Annuities:
Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.
If the owner of a non-qualified annuity contract is not a natural person (e.g., certain trusts) gains under the contract are generally not eligible for tax deferral.
The Contracts:
The American Forerunner Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See “Amount of Annuity Payments.”) Our other variable annuity contracts have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your financial representative.
The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. Depending on your expectations and preferences, you can choose the Class that best meets your needs.
Prior to issuance, you must select one of five available Classes of the Contract:
•	Standard Class, which imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over 7 years, and an Asset-Based Insurance Charge;
•	B Plus Class (which may be referred to as the “Bonus Class”), which credits a bonus amount to purchase payments received in the first Contract Year, imposes a higher Withdrawal Charge (maximum 9%) over a longer period of time (9 years), and imposes a relatively higher Asset-Based Insurance Charge during the Withdrawal Charge period;
•	C Class, which does not impose any Withdrawal Charge on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge;
•	L Class, which reduces the period of time (3 years) that a Withdrawal Charge (maximum 7%) applies on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge; and
•	P Class, which lengthens the period of time (9 years) that a Withdrawal Charge (maximum 8%) is imposed on withdrawals, and imposes a relatively lower Asset-Based Insurance Charge.
For the B Plus Class, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with the B Plus Class may exceed the bonus amount and any related earnings. You should consider this possibility before purchasing a B Plus Class Contract.
Your financial representative can help you decide which Class is best for you. The following chart shows in graphic form the relative levels of the Withdrawal Charge and Asset-Based Insurance Charge under each Class:

For actual expenses of each Class, see the Fee Table.
Purchase Payments:
Currently, the minimum initial and subsequent purchase payments are as follows (restrictions and exceptions may apply):
Class	Initial		Subsequent
Standard, P	$ 5,000	(nonqualified plans)	$500
	$ 2,000	(qualified plans)
C,L	$25,000		$500
B Plus	$10,000		$500
We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a subsequent purchase payment (1) within the seven years before the Contract’s Maturity Date for the Standard Class, nine years for the P Class and the B Plus Class, and three years for the L Class, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91. For joint Contract Owners, you may not make a subsequent purchase payment after the older Contract Owner reaches age 86. Current restrictions on subsequent purchase payments apply to Contracts issued with certain optional riders. (See “Purchase Payments.”)
Ownership:
The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as a trust, is the

Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. The Owner of the Contract can also be a beneficiary of a deceased person’s contract that is an Individual Retirement Account or non-qualified deferred annuity. The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a simplified employee pension plan (“SEP”) under paragraph 408(k) of the Internal Revenue Code (“the Code”) and a Simple Retirement Account (“SIMPLE IRA”) under paragraph 408(p) of the Code. A contract generally may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Code may purchase the Contract.
All Code references to “spouse” include those persons who enter into lawful marriages under state law, regardless of gender. All contract provisions will be interpreted and administered in accordance with the requirements of the Code.
For any tax qualified account (e.g. individual retirement accounts), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.
For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.
Investment Options:
You may allocate purchase payments to the subaccounts or to the Fixed Account. The Fixed Account is not available to Contracts purchased on or after May 1, 2003 for which the C Class has been selected. The Fixed Account is also not available to Contracts purchased in New York on or after May 1, 2003 if the optional Guaranteed Minimum Income Benefit or a Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee is selected. If you elect to purchase the GMIB Plus II or GMIB Plus I Guaranteed Minimum Income Benefit, the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I, the Guaranteed Minimum Accumulation Benefit, or the Enhanced Death Benefit, you are limited to allocating your purchase payment and Contract Value as described in “THE CONTRACTS—Investment Allocation Restrictions for Certain Riders.” We may restrict the Eligible Funds available to you if you select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.
If you use Enhanced Dollar Cost Averaging (“EDCA”), you also may allocate your purchase payments and Contract Value to the EDCA Guaranteed Account (provided your EDCA destination portfolios are one of the permitted Subaccounts). You can allocate your Contract Value among the subaccounts and the Fixed Account as you choose any time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 dollars to each account you select. However, for individual retirement annuities, individual retirement accounts and Roth Individual Retirement Accounts, if purchase payments are less than $2,000, then you may allocate the payment to a maximum of four subaccounts.
You can change your purchase payment allocation (unless you elected to purchase the optional Guaranteed Minimum Accumulation Benefit). We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers, but we do apply special limits to frequent or large transfers (See “Transfer Privilege—Restrictions on Frequent Transfers” and “Transfer Privilege—Restrictions on Large Transfers.”) The minimum transfer amount is currently $500, unless we have agreed otherwise. Special limits may apply to transfers to and from the Fixed Account. (See “THE FIXED ACCOUNT.”) The maximum transfer amount is $500,000 for each transaction.
Charges:
We apply the following charges to your Contract:
•	premium tax charge, in some states.

•	asset-based insurance charge at an annual rate ranging from 1.15% to 1.95% of the Variable Account’s daily net assets depending upon the Class and death benefit option you select (these amounts increase by 0.25% for subaccounts investing in the American Funds Insurance Series).
•	annual contract administrative fee of $30 during the accumulation phase and pro rata at annuitization (if the Contract Value is less than $50,000).
•	except for C Class, Withdrawal Charge that varies by Class (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.
•	for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of 1.00% for the GMIB Plus II, 0.80% for GMIB Plus I, or 0.50% for GMIB II or GMIB I, imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization (up to a maximum fee of 1.50% of the Income Base upon Optional Reset for GMIB Plus I or GMIB Plus II).
•	for Contracts with the Guaranteed Withdrawal Benefit Rider, a fee of 0.50% of the Guaranteed Withdrawal Amount (up to a maximum fee of 0.95% of the Guaranteed Withdrawal Amount upon Optional Reset).
•	for Contracts with the Enhanced Guaranteed Withdrawal Benefit Rider, a fee of 0.55% of the Guaranteed Withdrawal Amount (up to a maximum fee of 1.00% upon Optional Reset).
•	for Contracts with a Guaranteed Minimum Accumulation Benefit Rider, a fee of 0.75% of the Guaranteed Accumulation Amount.
•	for Contracts with an Earnings Preservation Benefit Rider, a fee of 0.25% deducted daily from subaccount assets prior to annuitization.
•	for Contracts with a Lifetime Withdrawal Guarantee Benefit I rider, a fee of 0.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 0.95% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 0.70% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.40% if an Automatic Annual Step-Up occurs) for the Joint Life version.
•	for Contracts with a Lifetime Withdrawal Guarantee II Benefit rider, a fee of 1.25% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.60% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 1.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.80% if an Automatic Annual Step-Up occurs) for the Joint Life version.
•	for Contracts with an Enhanced Death Benefit rider, a fee of 0.75% (issue age 0-69) or 0.95% (issue age 70-75 of the death benefit base (up to a maximum of 1.50% if an Optional Step-Up occurs).
Certain waivers or reductions may apply. (See “ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.”)
We do not deduct a sales charge from purchase payments.
For information concerning compensation paid for the sale of contracts, see “Distribution of the Contracts.”
Ten Day Right to Review:
After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments). If we return the Contract Value, the amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable).
Payment on Death:
If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your Beneficiary (see “ANNUITY PAYMENTS” for more information).

You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits—the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering income taxes payable at death. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.
The Standard Death Benefit equals the greater of the current Contract Value or total purchase payments less a pro rata reduction for partial withdrawals. The Annual Step-Up Death Benefit equals the greater of current Contract Value or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Greater of Annual Step-Up or 5% Annual Increase Death Benefit equals the greatest of: current Contract Value; purchase payments (less prior withdrawals) accumulated at an annual rate of 5%; or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Enhanced Death Benefit equals the greatest of: (1) current Contract Value, (2) total purchase payments (adjusted for withdrawals) accumulated at 5% per year, or (3) the highest Contract Value on any Contract Anniversary (adjusted for withdrawals). The Enhanced Death Benefit is payable only in a lump sum.
Death Proceeds are taxable and generally are included in the income of the recipient as follows:
•	If received under an annuity payment option, they are taxed in the same manner as annuity payments.
•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal.
Withdrawals:
Before annuitization you can send us a written request to withdraw all or part of your Contract Value. After a partial withdrawal, the remaining Contract Value must be at least $2,000. Currently, a partial withdrawal must be at least $500. A withdrawal may be subject to federal income tax and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
A Withdrawal Charge will apply to certain full and partial withdrawals and certain annuitization transactions for Standard, B Plus, L and P Class Contracts. On full withdrawals the annual contract administrative fee will be deducted. No Withdrawal Charge applies to C Class Contracts. We reserve the right to deduct a premium tax charge on full and partial withdrawals in some states.
On a Standard, B Plus, L, or P Class Contract in any Contract Year you can make a withdrawal of a portion of your purchase payments free from any Withdrawal Charge (the “free withdrawal amount”). In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed  1⁄12 of 10% of total purchase payments or the quarterly amount does not exceed ¼ of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.
A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses—Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit).
Other
We are obligated to pay all money we owe under the Contracts, including death benefits, annuity payments, and amounts due under a GMIB, GWB, LWG or GMAB. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “THE VARIABLE ACCOUNT.”)

Replacement of Contracts
Exchange Programs.    From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The account value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges.    Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.

Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted. See “ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS—Premium and Other Tax Charges” for more information.
Contract Owner Transaction Expenses
Sales Charge Imposed on Purchase Payments	None
Withdrawal Charge (as a percentage of each purchase payment)	9% declining annually — see Note(1)
Transfer Fee(2)	$25
Notes:
(1)	The Withdrawal Charge is a declining percentage of each purchase payment and varies by Contract Class, as follows:

Number of Complete Years from Receipt of Purchase Payment	Standard Class Charge	B Plus Class Charge	L Class Charge	P Class Charge	C Class Charge
0	7%	9%	7%	8%	None
1	6%	8%	6%	8%
2	6%	8%	5%	8%
3	5%	7%	0%	7%
4	4%	6%	0%	6%
5	3%	5%	0%	5%
6	2%	4%	0%	4%
7	0%	2%	0%	3%
8	0%	2%	0%	2%
9 and thereafter	0%	0%	0%	0%
(2)	Currently, we do not charge this fee. We reserve the right to limit the number and dollar amount of transfers and impose a transfer fee of up to $25. We will not restrict transfers to less than 12 per Contract Year.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.
Variable Account Annual Expenses*
(as a percentage of average daily net assets in the subaccounts)
Asset-Based Insurance Charge for all subaccounts except the American Funds The Bond Fund of America, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)
Death Benefit:**	Standard Class	B Plus Class(2)	C Class	L Class	P Class
Standard Death Benefit	1.25%	1.60%	1.60%	1.50%	1.15%
Annual Step-Up Death Benefit	1.45%	1.80%	1.80%	1.70%	1.35%
Greater of Annual Step-Up or 5% Annual Increase Death Benefit	1.60%	1.95%	1.95%	1.85%	1.50%
Asset-Based Insurance Charge for the American Funds The Bond Fund of America, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)

Death Benefit:**	Standard Class	B Plus Class(2)	C Class	L Class	P Class
Standard Death Benefit	1.50%	1.85%	1.85%	1.75%	1.40%
Annual Step-Up Death Benefit	1.70%	2.05%	2.05%	1.95%	1.60%
Greater of Annual Step-Up or 5% Annual Increase Death Benefit	1.85%	2.20%	2.20%	2.10%	1.75%
Earnings Preservation Benefit Rider(3)					0.25%
Other Contract Fees
Annual Contract Administrative Fee(4)	$30

Optional Benefit Riders†
Enhanced Death Benefit Rider (issue age 0-69)(5)	Maximum Guaranteed Charge:	1.50%
	Current Charge:	0.75%
Enhanced Death Benefit Rider (issue age 70-75)(5)	Maximum Guaranteed Charge:	1.50%
	Current Charge:	0.95%
Guaranteed Minimum Income Benefit (GMIB Plus II)(6)	Maximum Guaranteed Charge:	1.50%
	Current Charge:	1.00%
Guaranteed Minimum Income Benefit (GMIB Plus I)(6)	Maximum Guaranteed Charge:	1.50%
	Current Charge:	0.80%
Guaranteed Minimum Income Benefit (GMIB II or GMIB I)(6)	Current Charge:	0.50%
Guaranteed Withdrawal Benefit(7)	Maximum Guaranteed Charge:	0.95%
	Current Charge:	0.50%
Enhanced Guaranteed Withdrawal Benefit(7)	Maximum Guaranteed Charge:	1.00%
	Current Charge:	0.55%
Lifetime Withdrawal Guarantee II Benefit (Single Life Version)(8)	Maximum Guaranteed Charge:	1.60%
	Current Charge:	1.25%
Lifetime Withdrawal Guarantee II Benefit (Joint Life Version)(8)	Maximum Guaranteed Charge:	1.80%
	Current Charge:	1.50%
Lifetime Withdrawal Guarantee I Benefit (Single Life version)(8)	Maximum Guaranteed Charge:	0.95%
	Current Charge:	0.50%
Lifetime Withdrawal Guarantee I Benefit (Joint Life version)(8)	Maximum Guaranteed Charge:	1.40%
	Current Charge:	0.70%
Guaranteed Minimum Accumulation Benefit(9)	Current Charge:	0.75%
Notes:
*	We are waiving the Asset Based Insurance Charge in the following amounts: (a) 0.08% for the Subaccount investing in the Brighthouse/Wellington Large Cap Research Portfolio and (b) the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio.
**	Please see “Optional Benefit Riders” below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the death benefit base and deducted annually from your Contract Value.
†	You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See “Living Benefits.”) The GMIB Plus II rider is the only living benefit rider that may be elected with the Enhanced Death Benefit rider. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.
(1)	For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit;

except that for the B Plus Class and the P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization (1.50% for the American Funds The Bond Fund of America, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts). We reserve the right to impose an increased Asset-Based Insurance Charge on other subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.
(2)	The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.
(3)	The charge for the Earnings Preservation Benefit Rider will not be assessed after annuitization.
(4)	We will also deduct this fee on full withdrawal (regardless of contract size) and pro rata on annuitization. We deduct the fee for the prior Contract Year from your Contract Value on each Contract Anniversary. This fee will not be deducted during the accumulation period or on annuitization for Contracts with a Contract Value of $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.
(5)	The Enhanced Death Benefit rider charge is imposed on the death benefit base annually in arrears on each Contract Anniversary (prior to taking into account any Optional Step-Up). The death benefit base is initially set at an amount equal to your initial purchase payment. The death benefit base is adjusted for subsequent purchase payments and withdrawals. See “THE CONTRACTS—Enhanced Death Benefit” for a definition of the term death benefit base. If you elect an Optional Step-Up, we may increase the charge. Different charges for the Enhanced Death Benefit were in effect prior to May 4, 2009. See “ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS—Enhanced Death Benefit Rider” for more information.
(6)	For Contracts issued in New York State only, the GMIB Plus II rider charge is 0.95%. The Guaranteed Minimum Income Benefit rider charge is imposed on the Income Base annually in arrears on each Contract Anniversary (for GMIB Plus I and GMIB Plus II, prior to taking into account any Optional Reset/Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Income Base is based on the greater of premiums accumulated with interest and the greatest anniversary value for the Contract, subject to certain limitations. The charge for the Guaranteed Minimum Income Benefit will not be assessed after annuitization. If you elect an Optional Reset under GMIB Plus I or an Optional Step-Up under GMIB Plus II, we may increase the charge but the charge will not exceed the maximum charge listed in this table. Different charges for GMIB II and GMIB I were in effect prior to May 1, 2005. Different charges for GMIB Plus I were in effect prior to February 26, 2007. Different charges for GMIB Plus II were in effect prior to February 24, 2009. See “ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS—Guaranteed Minimum Income Benefit Rider” and “GUARANTEED INCOME BENEFITS” for more information.
(7)	The Guaranteed Withdrawal Benefit rider charge is imposed on the Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Guaranteed Withdrawal Amount initially equals your purchase payments (and any applicable GWB Bonus Amount). If you elect an Optional Reset as permitted under this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge applicable to the same rider, but no more than the maximum percentage of the Guaranteed Withdrawal Amount stated above. Different charges for Enhanced Guaranteed Withdrawal Benefit were in effect prior to July 16, 2007. See “ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS—Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider” and “GUARANTEED WITHDRAWAL BENEFITS” for more information.
(8)	The Lifetime Withdrawal Guarantee rider charge is imposed on the Total Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary (after applying any 7.25% Compounding Income Amount (6% in New York) and prior to taking into account any Automatic Annual Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Total Guaranteed Withdrawal Amount initially equals your initial Purchase Payments. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the charge. Different charges for LWG II were in effect prior to February 24, 2009. See “ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS—Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider” and “GUARANTEED WITHDRAWAL BENEFITS” for more information.
(9)	The Guaranteed Minimum Accumulation Benefit Rider Charge is imposed on the Guaranteed Accumulation Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from the Asset Allocation subaccount and the EDCA Guaranteed Account. The Guaranteed Accumulation Amount equals a percentage of the purchase payments you made during the first 120 days that you held the Contract, less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected at issue. See “GUARANTEED MINIMUM ACCUMULATION BENEFIT” for more information.
The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund’s fees and expenses is contained below and in the prospectus for each Eligible Fund.

Minimum and Maximum Total Annual Eligible Fund Operating Expenses
	Minimum	Maximum
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.23%
Eligible Fund Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.
Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.05%	—	0.99%	—	0.99%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
American Funds The Bond Fund of America	0.36%	0.25%	0.04%	—	0.65%	0.19%	0.46%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio — Class B	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
American Funds® Balanced Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Moderate Allocation Portfolio — Class C	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
AQR Global Risk Balanced Portfolio — Class B	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio — Class B	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio — Class B	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse/Franklin Low Duration Total Return Portfolio — Class B	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Wellington Large Cap Research Portfolio — Class B	0.56%	0.25%	0.03%	—	0.84%	0.04%	0.80%
Clarion Global Real Estate Portfolio — Class B	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Harris Oakmark International Portfolio — Class B	0.77%	0.25%	0.04%	—	1.06%	0.05%	1.01%
Harris Oakmark International Portfolio — Class E†	0.77%	0.15%	0.04%	—	0.96%	0.05%	0.91%

Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Balanced-Risk Allocation Portfolio — Class B	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Invesco Small Cap Growth Portfolio — Class B	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Global Active Allocation Portfolio — Class B	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Loomis Sayles Global Allocation Portfolio — Class B	0.70%	0.25%	0.09%	—	1.04%	0.01%	1.03%
Loomis Sayles Growth Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Loomis Sayles Growth Portfolio — Class E†	0.57%	0.15%	0.02%	—	0.74%	0.02%	0.72%
MetLife Multi-Index Targeted Risk Portfolio — Class B	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio — Class B	0.64%	0.25%	0.02%	—	0.91%	0.03%	0.88%
PanAgora Global Diversified Risk Portfolio — Class B	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Inflation Protected Bond Portfolio — Class B	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio — Class B	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio — Class B	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio — Class B	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Mid Cap Growth Portfolio — Class B	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Western Asset Management Government Income Portfolio — Class B	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio — Class B	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
Baillie Gifford International Stock Portfolio — Class E†	0.79%	0.15%	0.05%	—	0.99%	0.12%	0.87%
BlackRock Bond Income Portfolio — Class B	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Capital Appreciation Portfolio — Class B	0.69%	0.25%	0.03%	—	0.97%	0.09%	0.88%

Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
BlackRock Capital Appreciation Portfolio — Class E†	0.69%	0.15%	0.03%	—	0.87%	0.09%	0.78%
BlackRock Ultra-Short Term Bond Portfolio — Class B	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Artisan Mid Cap Value Portfolio — Class B	0.82%	0.25%	0.04%	—	1.11%	0.08%	1.03%
Brighthouse/Artisan Mid Cap Value Portfolio — Class E†	0.82%	0.15%	0.04%	—	1.01%	0.08%	0.93%
Brighthouse/Wellington Balanced Portfolio — Class B	0.46%	0.25%	0.07%	—	0.78%	—	0.78%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class E†	0.71%	0.15%	0.02%	—	0.88%	0.12%	0.76%
Frontier Mid Cap Growth Portfolio — Class B	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
Jennison Growth Portfolio — Class E†	0.60%	0.15%	0.02%	—	0.77%	0.08%	0.69%
Loomis Sayles Small Cap Core Portfolio — Class B	0.90%	0.25%	0.08%	—	1.23%	0.08%	1.15%
Loomis Sayles Small Cap Core Portfolio — Class E†	0.90%	0.15%	0.08%	—	1.13%	0.08%	1.05%
Loomis Sayles Small Cap Growth Portfolio — Class B	0.90%	0.25%	0.07%	—	1.22%	0.09%	1.13%
MetLife Aggregate Bond Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MetLife Mid Cap Stock Index Portfolio — Class B	0.25%	0.25%	0.06%	0.01%	0.57%	—	0.57%
MetLife MSCI EAFE® Index Portfolio — Class B	0.30%	0.25%	0.08%	0.01%	0.64%	—	0.64%
MetLife Russell 2000® Index Portfolio — Class B	0.25%	0.25%	0.07%	0.01%	0.58%	—	0.58%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS® Total Return Portfolio — Class B	0.57%	0.25%	0.07%	—	0.89%	0.03%	0.86%
MFS® Value Portfolio — Class B	0.62%	0.25%	0.02%	—	0.89%	0.06%	0.83%
MFS® Value Portfolio — Class E†	0.62%	0.15%	0.02%	—	0.79%	0.06%	0.73%
Neuberger Berman Genesis Portfolio — Class B	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%

Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Neuberger Berman Genesis Portfolio — Class E†	0.82%	0.15%	0.04%	—	1.01%	0.01%	1.00%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Western Asset Management Strategic Bond Opportunities Portfolio — Class E†	0.57%	0.15%	0.03%	—	0.75%	0.05%	0.70%
Western Asset Management U.S. Government Portfolio — Class B	0.48%	0.25%	0.03%	—	0.76%	0.03%	0.73%
Western Asset Management U.S. Government Portfolio — Class E†	0.48%	0.15%	0.03%	—	0.66%	0.03%	0.63%
†	Class E shares of this portfolio are offered only for Contracts issued prior to May 1, 2004.
The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds’ prospectuses for additional information regarding these arrangements.
Certain Eligible Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)
The examples assume that the Contract has (i) the Enhanced Death Benefit, (ii) the Guaranteed Minimum Income Benefit Rider (GMIB Plus II) and assuming the maximum charge permitted on an Optional Reset of 1.50% applies in all Contract years and (iii) the Earnings Preservation Benefit.
Example 1.    This Example assumes that you invest $10,000 in a Standard Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)  If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:
	1 Year	3 Years	5 Years	10 Years
(a)	$1,304	$2,390	$3,429	$6,383
(b)	$1,233	$2,183	$3,096	$5,782

(2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):
	1 Year	3 Years	5 Years	10 Years
(a)	$604	$1,790	$3,029	$6,383
(b)	$533	$1,583	$2,696	$5,782
Example 2.    This Example assumes that you invest $10,000 in a B Plus Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)  If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:
	1 Year	3 Years	5 Years	10 Years
(a)	$1,563	$2,803	$4,049	$7,527
(b)	$1,490	$2,582	$3,680	$6,798
(2)  If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):
	1 Year	3 Years	5 Years	10 Years
(a)	$663	$2,003	$3,449	$7,527
(b)	$590	$1,782	$3,080	$6,798
Example 3.    This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)  If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no Withdrawal Charges apply to the C Class):
	1 Year	3 Years	5 Years	10 Years
(a)	$639	$1,890	$3,190	$6,662
(b)	$568	$1,685	$2,862	$6,084
Example 4.    This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)  If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:
	1 Year	3 Years	5 Years	10 Years
(a)	$1,329	$2,362	$3,144	$6,583
(b)	$1,258	$2,156	$2,815	$5,999
(2)  If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):
	1 Year	3 Years	5 Years	10 Years
(a)	$629	$1,862	$3,144	$6,583
(b)	$558	$1,656	$2,815	$5,999

Example 5.    This Example assumes that you invest $10,000 in an P Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)  If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:
	1 Year	3 Years	5 Years	10 Years
(a)	$1,394	$2,561	$3,583	$6,301
(b)	$1,323	$2,354	$3,249	$5,694
(2)  If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):
	1 Year	3 Years	5 Years	10 Years
(a)	$594	$1,761	$2,983	$6,301
(b)	$523	$1,554	$2,649	$5,694
Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
NOTES:
(1)	The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The examples use an average Contract Administrative Fee of 0.092% for the Standard Class; 0.102% for the B Plus Class; 0.065% for the C Class; 0.086% for the L Class; and 0.093% for the P Class. (See note (4) to the Variable Account Annual Expenses table.)
(2)	If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see “Withdrawal Charge” and “Annuity Options” for more information.)

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see “ACCUMULATION UNIT VALUES (Condensed Financial Information)”).
The Company
We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all 50 states, and the District of Columbia. We are an indirect, wholly owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at One Financial Center, Boston, Massachusetts 02111.
The Variable Account
We established a separate investment account, New England Variable Annuity Separate Account (the “Variable Account”), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.
The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company’s general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.
We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.
We are obligated to pay all money we owe under the Contracts—such as death benefits and income payments—even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Any such amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Variable Account are also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.
Certain Payments We Receive with Regard to the Eligible Funds
An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, “Brighthouse Advisers”) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a “limited liability company”. Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See “FEE TABLE—Annual Eligible Fund Operating Expenses” for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)
Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Eligible Fund’s prospectus. (See “FEE TABLE—Annual Eligible Fund Operating Expenses” for the amounts of the 12b-1 fees.) An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Investment Portfolio’s prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “DISTRIBUTION OF THE CONTRACTS.”) Payments under an Eligible Fund’s 12b-1 Plan decrease the Eligible Fund’s investment return.
We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund’s adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.
We do not provide any investment advice and do not recommend or endorse any particular Eligible Fund. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Eligible Funds you have chosen.
Investments of The Variable Account
We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See “Requests and Elections.”) You can transfer to or from any Eligible Fund, subject to certain conditions. (See “Transfer Privilege.”) You may allocate your Contract Value among the subaccounts (including the Fixed Account, with certain exceptions) as you choose at any one time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 to each account you select unless the Company consents to lower amounts. We reserve the right to add or remove Eligible Funds from time to time. See “Substitution of Investments.”
Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser. Also, in selecting your Eligible Funds, you should be aware that certain Eligible Funds may have similar investment objectives but differ with respect to fees and charges.
You’ll find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.
You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-882-1292. You can also get information about the Eligible Funds (including a copy of their Statements of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
Eligible Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series®
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
American Funds The Bond Fund of America	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Moderate Allocation Portfolio	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse/Franklin Low Duration Total Return Portfolio	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Western Asset Management Government Income Portfolio	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Wellington Balanced Portfolio	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
The Eligible Funds listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”).
•	AB Global Dynamic Allocation Portfolio
•	AQR Global Risk Balanced Portfolio
•	BlackRock Global Tactical Strategies Portfolio
•	Brighthouse Balanced Plus Portfolio
•	Invesco Balanced Risk Allocation Portfolio
•	JPMorgan Global Active Allocation Portfolio
•	MetLife Multi-Index Targeted Risk Portfolio
•	PanAgora Global Diversified Risk Portfolio
•	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Eligible Funds from investing in stocks or bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Eligible Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Eligible Funds may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Eligible Funds. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider Income Base from investment losses. Since the rider Income Base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Eligible Funds prospectuses for more information in general, as well as more information about the managed volatility strategy.
Share Classes of the Eligible Funds
The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.
Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
Substitution of Investments
If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close subaccounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Ultra-Short Term Bond Subaccount.
Fixed Account
You may allocate purchase payments to the Fixed Account in states that have approved this option (except for Contracts purchased on or after May 1, 2003 for which the C Class has been selected, Contracts which are purchased in New York or Washington if any living benefit rider is selected). The Fixed Account is not available if the GMAB is selected. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See “THE OPERATION OF THE FIXED ACCOUNT” for more information.) During annuitization, the Fixed Account is not available but a fixed payment option is available. All guarantees as to purchase payments or Contract Value allocated to the Fixed Account, interest credited to the Fixed Account, and amounts paid under a fixed payment option are subject to our financial strength and claims-paying ability.
The Contracts
We will issue the Standard Class, C Class, L Class and P Class contracts to an individual through the age of 85 in all states except New York. In New York we will issue the Standard Class to an individual through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80. The maximum issue age for the B Plus Class (for an individual or joint contract owners) is through the age of 80 in all states. Unless otherwise noted, information provided in each section is applicable to all contract classes.
The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. The Asset-Based Insurance Charge amounts described below will increase by 0.25% for subaccounts investing in the

American Funds Insurance Series. Depending on your expectations and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following five available Classes of the Contract:
Standard Class
If you do not select a Class, your Contract will be issued as a Standard Class Contract. The Standard Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing over 7 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.25% to 1.60% during the accumulation period, depending on the death benefit that you select.
B Plus Class
If you select this Class, we will add a bonus amount to your Contract Value every time you make a purchase payment within the first Contract Year. The amount of the bonus is currently 4% of the amount of the purchase payment. The purchase payment bonus will be allocated among the subaccounts and the Fixed Account in the same manner as your purchase payments. Unless we specifically state otherwise, “purchase payments” in reference to the B Plus Class means purchase payments plus any associated bonus amounts.
The B Plus Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 9% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.60% to 1.95% during the Withdrawal Charge period, depending on the death benefit that you select. This charge is reduced by 0.35% after the expiration of the Withdrawal Charge period. The Asset-Based Insurance Charge will be 1.25% after annuitization (see “Asset-Based Insurance Charge”).
Generally, an annuity with a purchase payment bonus may have higher charges and expenses than a similar annuity without a purchase payment bonus. Or, it may have less advantageous benefits and other features, or some combination of different charges and benefits. Alternatively, the charges and features could be the same, but we could make less profit or pay lower commissions to sales agents, or both. The Company does not expect to receive any additional profit due to the higher charges for the B Plus Class. In addition, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with a bonus may exceed the bonus amount and any related earnings. Accordingly, you should always consider the expenses along with the benefits and other features to be sure any annuity or class of annuity meets your financial needs and goals. Additionally, the annuity purchase rates for the B Plus Class Contract are different than for other Classes (see “Amount of Annuity Payments”). The B Plus Class may not be appropriate for use with certain qualified plans where there may be minimal initial purchase payments submitted in the first Contract Year.
If you cancel the Contract by returning it during the Free Look Period, we will deduct any bonus amounts from the refund amount. We will take back the premium credit as if it had never been applied if we recapture a purchase payment bonus. However, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.
C Class
The C Class does not impose any Withdrawal Charge on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. This Asset-Based Insurance Charge ranges from 1.60% to 1.95% during the accumulation period, depending on the death benefit that you select.
L Class
The L Class reduces the period of time that a Withdrawal Charge applies on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. Specifically, the L Class imposes a Withdrawal Charge on withdrawals for three years equal to a maximum of 7% of each purchase payment (reducing to 6% in the second year and 5% in the third year). It also imposes an Asset-Based Insurance Charge that ranges from 1.50% to 1.85% during the accumulation period, depending on the death benefit that you select.

P Class
The P Class lengthens the period of time that a Withdrawal Charge is imposed on withdrawals, and imposes a lower Asset-Based Insurance Charge than the Standard Class. Specifically, the P Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 8% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.15% to 1.50% during the accumulation period, depending on the death benefit that you select. The Asset-Based Insurance Charge will be 1.25% after annuitization (see “Asset-Based Insurance Charge”).
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If available, we may offer an employee version of a Standard Class or P Class Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Standard Class or P Class Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture under the same circumstances as the purchase payment credit for the B Plus Class, described above. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.
Purchase Payments
Currently, the Standard Class and P Class minimum initial purchase payment is $5,000 for non-qualified plans and $2,000 for qualified plans unless we agree otherwise. The minimum subsequent purchase payment for non-qualified or qualified plans is $500 unless we agree otherwise. We will accept a different amount if required by federal tax law. For the C Class and L Class, the minimum initial investment is $25,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. For the B Plus Class, the minimum initial investment is $10,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. The following exceptions may apply.
•	For the Standard and P Classes only, when the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the “Code”) or individual retirement annuity under Section 408(b) of the Code (both referred to as “IRAs”), or as a Roth IRA under Section 408A of the Code (“Roth IRA”), if you choose to have monthly purchase payments withdrawn from your financial institution account through debit authorization we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.
•	For all other Contracts, we may accept monthly subsequent purchase payments as low as $100 per month if they are made through our automated payment program. The minimum initial purchase payment for the selected class must still be met.
•	We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See “Withdrawals.”)
•	If you send your purchase payment or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.
•	We will not accept purchase payments made with cash, money orders or travelers checks.
We may limit initial and subsequent purchase payments made under a Contract (See “Restrictions on Subsequent Purchase Payments” below). Currently, the maximum total purchase payment for all Contracts is $1,000,000, without approval from us.
If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a “tax sheltered annuity” or “TSA”) in a “90-24 transfer” completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if the application is not complete within five business days unless you agree otherwise. We reserve the right to reject any application.
Restrictions on Subsequent Purchase Payments. We reserve the right to reject any purchase payment and to limit future purchase payments. This means we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures.
We will notify you in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives. Current restrictions are described below.
No subsequent purchase payments may be made:
(1)   within seven years prior to the Contract’s Maturity Date for the Standard Class; nine years for the B Plus Class and the P Class; and three years for the L Class;
(2)   after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91 (for joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age 86); or
(3)   after the close of the New York Stock Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional riders: GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB, and the Enhanced Death Benefit (not applicable to C Class Contracts).
Restriction (3) does NOT apply and you may continue to make subsequent purchase payments at this time if your Contract was issued in one of the following states: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, Oregon, Pennsylvania, Texas, Utah, or Washington. Additionally, if the GMIB Plus II or GMIB Plus I rider terminates (see “LIVING BENEFITS—GUARANTEED INCOME BENEFITS), or if you elected both the GMIB Plus II and Enhanced Death Benefit (see “THE CONTRACTS—Enhanced Death Benefit Rider”) riders and they both terminate, the restrictions on subsequent purchase payments will no longer apply. However, if you elected both the GMIB Plus II and Enhanced Death Benefit riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent purchase payments will continue to apply.
Notwithstanding the foregoing restrictions, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your Contract: (a) your Contract Value is below the minimum described in the “Inactive Contracts” section below; or (b) an optional living or death benefit rider charge which is assessed by canceling Accumulation Units from the Variable Account is greater than your Contract Value. In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan. Other exceptions to restrictions on subsequent purchase payments may apply, in accordance with our established administrative procedures.
Ten Day Right to Review
Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. The amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable). This means you bear the risk of any decline of your Contract Value due to subaccount performance during this period. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made. If you have selected the B Plus Class and you return your Contract during this period, we will recapture the bonus credit amount. The amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.
Allocation of Purchase Payments
When you purchase a Contract, you may allocate your purchase payments to the subaccounts and/or the Fixed Account (subject to limitations). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You must allocate a minimum of $500 dollars to each account you select. However, for IRAs and Roth IRAs, if purchase payments are less than $2,000, you may allocate the payments to a maximum of four accounts. If you wish to allocate the payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected subaccounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See “Requests and Elections” for more information on receipt of purchase payments.) We reserve the right to make certain changes to the Eligible Funds (see “Substitution of Investments”).
Investment Allocation Restrictions for Certain Riders
If you choose the GMIB Plus II, Lifetime Withdrawal Guarantee II, and/or Enhanced Death Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value as described in the “Allocation” subsection below.
If you choose GMIB Plus I or Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely among the Fixed Account, BlackRock Ultra-Short Term Bond Portfolio, AB Global Dynamic Allocation Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Asset Allocation 80 Portfolio, Fidelity Institutional Asset Management® Government Income Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or SSGA Growth ETF Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely to one portfolio (you may participate in the EDCA program, subject to restrictions).
Allocation.    If you elect GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit, you must comply with the following investment allocation restrictions.
Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
100% of your purchase payments or Contract Value to the Fixed Account, BlackRock Ultra-Short Term Bond Portfolio, AB Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse

Asset Allocation 60 Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, and SSGA Growth and Income ETF Portfolio.
•	For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following subaccounts are also available under option (A): the American Funds Growth Allocation Portfolio, Brighthouse Asset Allocation 80 Portfolio and SSGA Growth ETF Portfolio.
OR
(B)  You must allocate:
•	at least 30% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account;
•	up to 70% of purchase payments or Contract Value to Platform 2 subaccounts;
•	up to 15% of purchase payments or Contract Value to Platform 3 subaccounts; and
•	up to 15% of purchase payments or Contract Value to Platform 4 subaccounts.
For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following investment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account and you may allocate up to 85% of purchase payments or Contract Value to Platform 2 subaccounts (the percentages for Platforms 3 and 4 are the same as those listed above).
See the “EDCA” section below for information on allocating purchase payments to the EDCA account under option (B).
The subaccounts in each Platform are:
Platform 1 Subaccounts
American Funds The Bond Fund of America	PIMCO Inflation Protected Bond
BlackRock Bond Income	MetLife Aggregate Bond Index
BlackRock Ultra-Short Term Bond	PIMCO Total Return
Brighthouse/Franklin Low Duration Total Return	Western Asset Management U.S. Government
Fidelity Institutional Asset Management® Government Income
Platform 2 Subaccounts
AB Global Dynamic Allocation	Harris Oakmark International
American Funds Growth	Invesco Balanced-Risk Allocation
American Funds Growth-Income	Jennison Growth
AQR Global Risk Balanced	MetLife Multi-Index Targeted Risk
Baillie Gifford International Stock	MetLife Stock Index
BlackRock Capital Appreciation	MFS ® Research International
BlackRock Global Tactical Strategies	MFS ® Total Return
Brighthouse Asset Allocation 100	MFS ® Value
Brighthouse Balanced Plus	MSCI EAFE® Index
Brighthouse/Wellington Balanced	Invesco Global Equity
Brighthouse/Wellington Core Equity Opportunities	PanAgora Global Diversified Risk
Brighthouse/Wellington Large Cap Research	Schroders Global Multi-Asset
Loomis Sayles Growth	T. Rowe Price Large Cap Growth

Platform 3 Subaccounts
Frontier Mid Cap Growth	MetLife Mid Cap Stock Index
Victory Sycamore Mid Cap Value	Morgan Stanley Mid Cap Growth
Brighthouse/Artisan Mid Cap Value	T. Rowe Price Mid Cap Growth
Platform 4 Subaccounts
American Funds Global Small Capitalization	Loomis Sayles Small Cap Growth
Clarion Global Real Estate	Neuberger Berman Genesis
Invesco Small Cap Growth	MetLife Russell 2000® Index
Loomis Sayles Small Cap Core	T. Rowe Price Small Cap Growth

Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payments or transfer requests that do not comply with the above limitations.
We determine whether a subaccount is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of a subaccount in the event that a subaccount is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Contract Value that you allocated to a subaccount before we changed its classification, unless you make a new purchase payment or request a transfer among subaccounts (other than pursuant to asset rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the subaccount changed). If you make a new purchase payment or request a transfer among subaccounts, you will be required to take the new classification into account in the allocation of your entire Contract Value. We will provide you with prior written notice of any changes in classification of subaccounts.
Before you select a GMIB Plus II, Lifetime Withdrawal Guarantee II or Enhanced Death Benefit rider, you and your financial representative should carefully consider whether the Eligible Funds available with the GMIB Plus II, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit riders meet your investment objectives and risk tolerance. See “Investments of The Variable Account” in this prospectus for information about Eligible Funds that employ a managed volatility strategy.
Rebalancing.    If you choose to allocate according to (B) above, we will rebalance your Contract Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Contract Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Contract Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Contract Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
EDCA.    If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same subaccounts as your most recent allocations for purchase payments.
Changing Purchase Payment Allocation Instructions.    You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us at our Annuity Administrative Office or by any other method acceptable to us, provided such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

Subsequent Purchase Payments.    If permitted, subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Contract Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the contract. Allocating according to (B) does not allow you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option B, the entire Contract will be immediately allocated according to the most recently provided allocation instructions.
Transfers.    Please note that any transfer request must result in a Contract Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Contract Value and Accumulation Unit Value
We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value for each Class and subaccount depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.
The Accumulation Unit Value of each Class of each subaccount was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor is determined for each Class for each subaccount and reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions from the average daily net asset value of the subaccount for the Separate Account annual expenses which vary depending upon the Class, death benefit, and subaccounts you choose. (See “Asset-Based Insurance Charge, Withdrawal Charge and Other Sales Deductions.”) The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption “Net Investment Factor” in the Statement of Additional Information.
If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See “THE FIXED ACCOUNT.”)
Payment on Death Prior to Annuitization
Prior to annuitization, your Contract’s Death Proceeds will be determined as of the end of the business day that we receive, at our Annuity Administration Office, both due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has Joint Owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity and an acceptable election for the payment method. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.) Until the Beneficiary (or first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, any Contract Value attributable to his/her portion of the death benefit that is invested in the Variable Account remains invested and is subject to investment risk. After annuitization, there is no death benefit, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your Beneficiary (see “ANNUITY PAYMENTS” for more information).
You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits only two of which are available in any state—the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. The Enhanced Death Benefit is available for an additional charge. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death. You cannot elect both the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider. After annuitization, the charges for the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider will not be assessed.

If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.
Multiple Beneficiaries.    Where there are multiple Beneficiaries, any guaranteed death benefit amount will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Contract Value on the day it is determined, we will apply to the Contract’s Contract Value an amount equal to the difference between the death benefit payable and the Contract Value, in accordance with the current allocation of the Contract Value. The remaining death benefit amounts are held in the Variable Account (and/or Fixed Account, if applicable) until each of the other Beneficiaries submits the necessary document in Good Order to claim his/her death benefit. Contract Value invested in the Variable Account is subject to investment risk until we receive the necessary documentation.
Standard Death Benefit
The Standard Death Benefit at any time will be the greater of:
(1)  the Contract Value; or
(2)   total Purchase Payments, reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge).
If you are a natural person and change the Contract Owner to someone other than your spouse during the accumulation period, the Standard Death Benefit payable when the new Contract Owner dies will be the greater of:
(1)  the Contract Value; or
(2)   the Contract Value as of the effective date of the change of Contract Owner, increased by any purchase payments made and reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals (including any applicable Withdrawal Charge) taken after that date.
Annual Step-Up Death Benefit
If you elect the Annual Step-Up Death Benefit, the death benefit will be the greater of:
(1)  the Contract Value; or
(2)   total purchase payments reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge); or
(3)  the Highest Anniversary Value as defined below.
On the issue date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value as recalculated will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal. On each Contract Anniversary prior to the Contract Owner’s 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.
If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greatest of:
(a)  the Contract Value;
(b)   the Contract Value as of the effective date of the change of Contract Owner, increased by purchase payments received after that date and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after that date; or
(c)   the Highest Anniversary Value, except that, on the effective date of the Contract Owner change, the Highest Anniversary Value will be recalculated and set equal to the Contract Value on that date. Thereafter the Highest Anniversary Value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner’s 81st birthday, the Highest Anniversary will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of recalculation.
If a non-natural person owns the Contract, then the Annuitant shall be deemed to be Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.
Greater of Annual Step-Up or 5% Annual Increase Death Benefit
In states where the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider if you are age 79 or younger at the effective date of your Contract. If you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider, the death benefit will be the greater of:
(1)  the Contract Value; or
(2)  the Enhanced Death Benefit value.
The Enhanced Death Benefit value is the greater of (a) or (b) below:
(a)  Highest Anniversary Value (as defined above for the Annual Step-Up Death Benefit).
(b)  Annual Increase Amount: On the Issue Date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)   is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately prior to the Contract Owner’s 81st birthday, and 0% per year thereafter; and
(ii)   Withdrawal Adjustments accumulated at the Annual Increase Rate. A Withdrawal Adjustment is equal to the value of the Annual Increase Amount immediately prior to a withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge).
If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greater of the Contract Value or the Enhanced Death Benefit; however, for purposes of calculating the Enhanced Death Benefit value:
(a)  the Highest Anniversary Value equals your Contract Value as of the date the Contract Owner is changed; and
(b)   the current Annual Increase Amount equals your Contract Value as of the date the Contract Owner is changed. After that date, the Contract Value on the date the Contract Owner is changed will be treated as the initial purchase payment, and purchase payments received and partial withdrawals taken (including any applicable Withdrawal Charge) prior to the changes of Contract Owner will not be taken into account.
If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the death benefit amount. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.
Enhanced Death Benefit Rider
In states where approved, you may select the version of the Enhanced Death Benefit rider described below if you are age 75 or younger at the effective date of your Contract, you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. There may be versions of the Enhanced Death Benefit rider that vary by issue date and state availability. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. The Enhanced Death Benefit rider is referred to in your contract and rider as the “Guaranteed Minimum Death Benefit” or GMDB.

If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:
(1)  the Contract Value; or
(2)  the death benefit base.
The death benefit base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Contract Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.
The death benefit base is the greater of (a) or (b) below:
(a)   Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal. The percentage reduction in Contract Value is the dollar amount of the withdrawal plus any applicable Withdrawal Charges divided by the Contract Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.
The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner’s 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).
(b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)   is purchase payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and
(ii)   is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge). However, (1) if the partial withdrawal occurs before the Contract Anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous Contract Anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.
The Annual Increase Amount does not change after the Contract Anniversary immediately preceding the Owner’s 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Contract Value, the Annual Increase Amount is not set equal to the Contract Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Contract Value.
For Contracts issued based on applications and necessary information received in Good Order at our Annuity Administrative Office on or before May 1, 2009, we offered a version of the Enhanced Death Benefit rider that is no longer available. The prior version is the same as the current version except that: (1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above; (2) different investment allocation restrictions apply (see “THE CONTRACTS—Allocation of Purchase Payments—Investment Allocation Restrictions for Certain Riders”); and (3) different rider charges apply (see ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS—Enhanced Death Benefit Rider”).
Taxes.    Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal income tax penalty may apply.
Optional Step-Up.    On each Contract Anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Contract Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.
You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.
The Optional Step-Up will:
(a)   Reset the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and
(b)   Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.
On the date of the Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the Step-Up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.
Investment Allocation Restrictions.    If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See “THE CONTRACTS—Investment Allocation Restrictions for Certain Riders.”) If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments.    Subsequent Purchase Payments under the Enhanced Death Benefit rider are restricted as described in “THE CONTRACTS—Purchase Payments—Restrictions on Subsequent Purchase Payments.”
Termination of the Enhanced Death Benefit.    The Enhanced Death Benefit will terminate upon the earliest of:
(a) The date you make a total withdrawal of your Contract Value (a pro rata portion of the rider charge will be assessed);
(b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your Contract Value;
(c) The date you annuitize your Contract (a pro rata portion of the rider charge will be assessed);
(d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(e) The date you assign your Contract (a pro rata portion of the rider charge will be assessed);
(f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or
(g) Termination of the Contract to which this rider is attached.
Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
The Enhanced Death Benefit Rider and Annuitization.    Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (see “Annuity Payments”), or you must make a complete withdrawal of your Contract Value. Generally, once your Contract is annuitized, you are ineligible to receive the death benefit selected. However, for Contracts purchased with an Enhanced Death Benefit rider, if you annuitize at the latest date permitted, you must elect one of the following options:
(1)  Annuitize the Account Value under the Contract’s annuity provisions; or
(2)   Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity option rates for this Contract at the time of purchase or the current annuity option rates applicable to the class of Contract you selected. If you die before the complete return of the Death Benefit Base, your beneficiary will receive a lump sum equal to the death benefit determined at annuitization less annuity payments already paid to the Owner.
If you fail to select one of the above options, we will annuitize your Contract under the Variable Life Income with 10-year Period Certain Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.
(See Appendix F for examples of the Enhanced Death Benefit.)
Earnings Preservation Benefit Rider
The Earnings Preservation Benefit Rider is an optional rider that provides an additional death benefit (“Additional Death Benefit”) to assist with covering income taxes payable upon death. This rider may not be suitable for all Contract Owners (particularly those approaching age 70 1⁄2) or in all circumstances. You should discuss with your financial representative whether this rider is appropriate for your needs and circumstances.
The Additional Death Benefit Amount will be calculated upon the death of the first Owner or Joint Owner. If the spouse is the beneficiary and elects to continue the Contract, then he or she may: (1) continue the rider so that the Additional Death Benefit is payable upon his or her death; or (2) discontinue the rider and have the Additional Death Benefit that would have been payable at the Owner’s death added to the Contract Value. The rider terminates, and the rider fee is no longer deducted, upon payment of the Additional Death Benefit.
Before the Contract Anniversary immediately prior to the Contract Owner’s 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage from the table below times the amount calculated by (a)-(b) below:
(a) is the death benefit under your Contract; and
(b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract and then against purchase payments.
On or after the Contract Anniversary immediately prior to the Contract Owner’s 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage times the amount calculated by (a)-(b) below:
(a) the death benefit amount on the Contract Anniversary immediately prior to the Contract Owner’s 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and
(b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract, and then against purchase payments.
Benefit Percentage
Issue Age	Percentage
Ages 69 or younger	40%
Ages 70-79	25%
Ages 80 and above	0%
If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the Earnings Preservation Benefit. If Joint Owners are named, the age of the older Contract Owner will be used to determine the Earnings Preservation Benefit. You may not purchase this benefit if you are 80 years of age or older.
We deduct a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts for this rider prior to annuitization. After annuitization the charge will not be assessed.

Options for Death Proceeds
For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see “Annuity Options”). The Enhanced Death Benefit is payable only in a lump sum. (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant’s lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law. For Death Proceeds to be paid other than immediately in lump sum, any portion in the Variable Account remains in the Variable Account until distribution begins. From the time the Death Proceeds are determined until complete distribution is made, any amount in the Variable Account will be subject to investment risk. The beneficiary bears such investment risk. Where there are multiple Beneficiaries, the Death Proceeds will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. The remaining death benefit amounts are held in the Variable Account (and/or Fixed Account, if applicable) until each of the other Beneficiaries submits the necessary document in Good Order to claim his/her death benefit. (see “Payment on Death Prior to Annuitization—Multiple Beneficiaries” above for more information).
If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death, at our Annuity Administrative Office, to make an election. If you make no election, your Contract will be continued if permitted under our rules then in effect. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.
The Beneficiary may: (1) receive payment in one sum, either by check or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. If the Beneficiary does not make an election within 90 days after we receive due proof of death, and the Beneficiary is eligible for either the Beneficiary Continuation or the Spousal Continuation provision, we will continue the Contract under the applicable provision.
There are similar rules for distribution on the death of the Annuitant under tax-qualified plans (including IRAs), but those rules differ in certain material respects. For example, a 10-year payout requirement may apply instead of a five-year payout requirement, and only certain categories of Beneficiaries may be eligible to receive distributions over their life, life expectancy, or any period exceeding 10 years. Likewise, the annuity options that will comply with the tax law may be different for the Qualified Contracts. However, for such Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death (rather than within one year of death). You should consult your tax adviser about the tax rules applicable to your situation.
Please check with your financial representative regarding the availability of the following in your state.
Subject to applicable tax law requirements, we may also offer a payment option, for certain Qualified Contracts and Non-Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than under the method of distribution in effect at the time of your Beneficiary’s death. Moreover, if the Beneficiary under a Qualified Contract is the Annuitant’s spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949), which may be more or less than ten years after the Annuitant’s death. (See “Federal Income Tax Considerations.”) To the extent permitted under tax law, and in accordance with our procedures, your designated Beneficiary is permitted to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified or Non-Qualified Contracts, depending on which type of Contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable Withdrawal Charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the Contract, but certain Contract provisions or programs may not be available. The beneficiary may be permitted to choose some of the optional benefits available under the contract but no optional living benefit riders are available and certain contract provisions or programs may not be available.
If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.
—Beneficiary Continuation
Since tax law generally requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. In the case of a Qualified Contract, the tax law may require the Death Proceeds to be distributed within 10 years after the applicable death (rather than five years), in which case the Beneficiary Continuation provision will reflect the 10-year requirement under the tax law. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax Qualified Contracts) in order for the Contract to be continued by any Beneficiary.
If the Beneficiary does not make an election within 90 days after we receive due proof of death, at our Annuity Administrative Office, we will continue the Contract under the Beneficiary Continuation provision for a period ending five years after the date of death (or 10 years after the death, if permitted by tax law). If Beneficiary Continuation is not available because the Beneficiary’s share of the Death Proceeds does not meet our published minimum, however, we will pay the Death Proceeds in a single sum unless the Beneficiary elects a permissible annuity payment option within 90 days after we receive due proof of death.
The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially withdraw his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Withdrawal Charge will apply. Five years (or, if applicable, 10 years) from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary’s Contract Value to the Beneficiary. If the Beneficiary dies during that five (or, if applicable, 10) year period, the Beneficiary’s death benefit is the Contract Value on the date when we receive due proof of death.
—Special Options for Spouses
Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal Joint Owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:
(1)  to receive the Death Proceeds either in one sum or under a permitted payment option;
(2)  to continue the Contract under the Beneficiary Continuation provision; or
(3)  to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).
If the surviving spouse elects to continue the Contract under the Spousal Continuation provision, the Contract Value under the continued Contract will be adjusted as of the date we received due proof of death to an amount equal to the death benefit amount that would have been payable at the Contract Owner’s death (excluding any amount that would have been payable under the Earnings Preservation Benefit Rider if the surviving spouse elects to continue the Rider). Any excess of the death benefit amount over the Contract Value will be allocated among the accounts in the same proportion as they had been prior to the continuation. The spouse is permitted to make additional purchase payments. The spouse is not permitted to choose any optional riders available under the contract unless the deceased spouse had previously purchased the benefit at issue of the contract.
For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds, which may include a Highest Anniversary Value and/or an Annual Increase Amount (depending on the optional benefit), are reset on the date the spouse continues the contract. If the Contract includes both the optional Guaranteed Minimum Income Benefit Plus II and the optional Enhanced Death Benefit, the Annual Increase Amount for the optional Guaranteed Minimum Income Benefit Plus II is also reset on the date the spouse continues the Contract.
If the surviving spouse does not make an election within 90 days after we receive due proof of death, we will automatically continue the Contract under the Spousal Continuation provision if our rules permit. Additionally we will treat the absence of an election as if the Earnings Preservation Benefit had been declined. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.
Any Internal Revenue Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
Transfer Privilege
—General
Currently, you may transfer your Contract Value among subaccounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between subaccounts and/or the Fixed Account. See the Statement of Additional Information about the Contracts, “Tax Status of the Contract.”
We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee of up to $25. We will not restrict transfers to less than 12. If we do change our policy, we will notify you in advance. We may be required to suspend the right to transfers in certain circumstances (see “THE CONTRACTS—Suspension of Payments”). You may not make a transfer to more than 18 subaccounts (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 subaccounts (including the Fixed Account) may be made by calling our Annuity Administrative Office. If you have elected the GMAB rider, no transfers are permitted while this rider is in effect except under the EDCA program (see “Guaranteed Minimum Accumulation Benefit”). If you have elected to add a GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II or Enhanced Death Benefit rider to your Contract, there are investment allocation restrictions, as described in the section “THE CONTRACTS—Investment Allocation Restrictions for Certain Riders.”
Currently we allow a maximum of $500,000 and a minimum of $500 for each transfer unless otherwise agreed. (If a subaccount contains less than $500, that full amount may be transferred to a subaccount in which you already invested, or you may transfer this amount in combination with Contract Value from another subaccount so that the total transferred to the new subaccount is at least $500.)
During the Annuity Period, you may not make any transfers to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of subaccount transfers on the level of annuity payments, see the Statement of Additional Information.
We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office.

We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your contract. We will notify you, in advance, if we change the above transfer provisions.
Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. (See “THE OPERATION OF THE FIXED ACCOUNT” and the Statement of Additional Information.)
See “Requests and Elections” for information regarding transfers made by written request, by telephone or by Internet.
We may distribute your Contract Value among as many subaccounts as you choose (including the Fixed Account) at any time. You must allocate a minimum of $500 dollars per account. We will not process transfer requests not complying with this rule.
Restrictions on Frequent Transfers.    Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or “portfolio”) if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds. We monitor transfer activity in the following “Monitored Eligible Funds” for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all other Eligible Funds of the American Funds Insurance Series available under your Policy.
American Funds Global Small Capitalization Fund
Baillie Gifford International Stock Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Eligible Funds within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Eligible Funds at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Eligible Funds under our current frequent transfer policies and procedures. Further, American

Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Eligible Funds, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Eligible Funds that exceeds our current transfer limits, we require future transfer requests to or from any Eligible Fund (not just the Monitored Eligible Funds) under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

Restrictions on Large Transfers.    Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging
We offer an automated transfer privilege called dollar cost averaging. There is no charge to you for this feature. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer.
You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination accounts you selected under the dollar cost averaging program. Any purchase payments received after the program has ended will be allocated as described in “THE CONTRACTS—Allocation of Purchase Payments”. Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made unless otherwise elected in writing. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. The program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See APPENDIX A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)
Guaranteed Account.    To the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate to eligible payments that you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging (an “enhanced dollar cost averaging option”). The minimum interest rate credited depends on the date your contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Enhanced dollar cost averaging is available for Standard Class, P Class and L Class Contracts, but is not available for B Plus Class and C Class Contracts or to purchase payments which consist of money exchanged from other contracts we or an affiliate issues. A purchase payment must be a minimum of $10,000 in order for it to be eligible for the enhanced dollar cost averaging option. A minimum of $500 must be allocated to the enhanced dollar cost averaging option. Only one dollar cost averaging program may be in effect at one time. Certain rules and limitations may apply to the purchase payments you can allocate to the Guaranteed Account.
Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. We may in the future offer enhanced dollar cost averaging for a duration of three months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. Subsequent transfers will be made on the same day in subsequent months. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.
The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.
If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months) generally at the then current rate. The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6-month dollar cost averaging will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a first-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).
If you cancel your participation in the enhanced dollar cost averaging option, and your Contract was issued on or after May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the subaccounts in accordance with the percentages you have chosen for the enhanced dollar cost averaging program. If your Contract was issued prior to May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the BlackRock Ultra-Short Term Bond Subaccount unless you instruct us otherwise.
We will also terminate the program when we receive notice of your death.
Asset Rebalancing
We offer an asset rebalancing program for Contract Value. There is no charge to you for this program. Contract Value allocated to the subaccounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the subaccounts periodically (either annually, semi-annually, quarterly, or monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.
You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Annuity Administrative Office. You specify the percentage allocations to which your Contract Value will be reallocated among the subaccounts (excluding the Fixed Account). If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the Fixed Account is available for the asset rebalancing program. The asset rebalancing program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the subaccounts to the extent necessary to return the allocation to your specifications. If the last day of the period you select is the 29th, 30th or 31st of the month, transfers are made on the 1st day of the following month. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in Good Order. Asset rebalancing cannot continue beyond the Maturity Date. Currently, we don’t count transfers made under an asset rebalancing program for purposes of the transfer rules described above.
Withdrawals
Before annuitization, you may withdraw all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administration Office, reduced by the following amounts:
•	any applicable Withdrawal Charge and

•	the Contract Administrative Fee.
We currently do not impose but reserve the right to deduct a premium tax charge on withdrawals or payment of Death Proceeds in certain states.
See “ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS” for a description of these charges and when they apply.
Restrictions.    Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to withdraw your Contract Value.
•	Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial withdrawals and systematic withdrawals prior to age 59 1⁄2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years.). (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
Because a withdrawal may result in adverse tax consequences, you should consult a qualified tax adviser before making the withdrawal. (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
How to withdraw all or part of your Contract Value.
•	You must submit a request to our Annuity Administrative Office. (See “Requests and Elections.”)
•	You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Withdrawal Charge waived. (See “ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).
•	We have to receive your withdrawal request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner’s death; provided, however, that you may submit a written withdrawal request any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.
We will normally pay withdrawal proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See “Suspension of Payments.”) We may also withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
Amount of Withdrawal.    We will base the amount of the withdrawal proceeds on the Accumulation Unit Values that are next computed after we receive the completed withdrawal request at our Annuity Administrative Office. However, if you choose to apply the withdrawal proceeds to a payment option, we will base the withdrawal proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial withdrawal is a minimum of $500 unless we consent otherwise. After a partial withdrawal, your remaining Contract Value must be at least $2,000, unless we consent to a lower amount. A partial withdrawal will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.
Divorce.    A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Withdrawal Charge” (if permissible under tax law). In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” and “Payment on Death Prior to Annuitization” sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawals
Under the Systematic Withdrawal feature you may withdraw equal dollar amounts of your Contract Value automatically on a monthly, quarterly, semi-annual or annual basis prior to annuitization. For all Classes other than the C Class, only monthly or quarterly withdrawals may be made during the 1st Contract Year. If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month. The annualized amount to be withdrawn cannot exceed 10% of total purchase payments, unless we agree otherwise. Currently a withdrawal must be a minimum of $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Withdrawal Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial withdrawals and withdrawals of Contract Value. (See “Withdrawal Charge.”)
If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments.
You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in Good Order.
The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions. If you own a Contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with a substantially equal periodic payments exception, the commencement of annuity payments under the GMIB rider if your Contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances. (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
Suspension of Payments
We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.
Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.
Inactive Contracts
We may terminate this Contract by paying you the Contract Value in a lump sum if, prior to the date you choose to annuitize, you make no purchase payments for two consecutive Contract Years (unless otherwise specified by your state), the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 (or any lower amount required by federal tax law), and the Contract Value on or after the end of such two year period is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA, SEP, SIMPLE or other Qualified Contract. We will not terminate this Contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any Contract that includes a Guaranteed Withdrawal Benefit Rider or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the rider, or the guaranteed amount under any death benefit, is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.
Ownership Rights
During the Annuitant’s lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.
These rights include the right to:
•	change the Beneficiary (See also, “Abandoned Property Requirements” below)
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)
•	assign the Contract (subject to limitations)
•	change the payment option
•	exercise all other rights, benefits, options and privileges allowed by the Contract or us.
You may not change the ownership of your Contract without our consent. A change of ownership may terminate certain optional riders. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.
Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be “Pension Plans” under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.
Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under “FEDERAL INCOME TAX CONSIDERATIONS” contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.
If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.
Abandoned Property Requirements.    Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract’s proceeds from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see “Requests and Elections” below).

Requests and Elections
We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 305075, Nashville, TN 37230-5075.
Subject to our restrictions on frequent or large transfers, requests for subaccount transfers, address changes or reallocation of future purchase payments may be made:
•	By Telephone (1-800-882-1292), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time
•	Through your Financial representative
•	In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 305075 Nashville, TN 37230-5075
•	By fax (877) 246-8424, or
•	For transfers or reallocation of future purchase payments, by Internet at www.brighthousefinancial.com
If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay, we will treat your request as having been received on the following business day.
All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone, by fax, or through the Internet, subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone, fax and Internet transactions at any time in our sole discretion.
We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for additional information.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.
All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Telephone and Computer Systems. Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider’s, your financial representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company’s Annuity Administrative Office as described above.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on NELICO and the Separate Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Eligible Funds invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Eligible Funds] in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Eligible Funds. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

Confirming Transactions
We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. This prospectus describes all the material features of the contract. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.
Asset-Based Insurance Charge,
Withdrawal Charge and other Deductions
We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:
•	Asset-Based Insurance Charge
•	Contract Administrative Fee
•	Withdrawal Charge
•	For Contracts with an Enhanced Death Benefit Rider, an extra fee
•	For Contracts with an Earnings Preservation Benefit Rider, an extra fee
•	For Contracts with a GMIB Rider, an extra fee
•	For Contracts with a GWB Rider, an extra fee
•	For Contracts with the GMAB Rider, an extra fee
•	Premium Tax Charge and Other Expenses
We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Asset-Based Insurance Charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see “Annual Eligible Fund Operating Expenses.”
Asset-Based Insurance Charge
We impose an annual Asset-Based Insurance Charge on the Contract Value. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. We deduct this charge daily from the assets in each subaccount.
This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments that won’t change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining subaccounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

If the Asset-Based Insurance Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.
The chart below lists the amount of the Asset-Based Insurance Charge (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization.*
Death Benefit**	Standard Class	B Plus Class***	C Class	L Class	P Class
Standard Death Benefit	1.25%	1.60%	1.60%	1.50%	1.15%
Annual Step-Up Death Benefit	1.45%	1.80%	1.80%	1.70%	1.35%
Greater of Annual Step-Up or 5% Annual Increase Death Benefit	1.60%	1.95%	1.95%	1.85%	1.50%
*	We currently impose an additional Asset-Based Insurance Charge of 0.25% of average daily net assets on the American Funds The Bond Fund of America, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Subaccounts. We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.
**	See below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the “death benefit base” and deducted annually from the account value.
***	The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.
For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by 0.25% for subaccounts investing in the American Funds Insurance Series.
Contract Administrative Fee
The annual Contract Administrative Fee is $30. This fee (along with a portion of the Asset-Based Insurance Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.
We deduct the fee for the prior Contract Year from your Contract Value on each Contract Anniversary, if your Contract Value is less than $50,000, and at the time of a full withdrawal regardless of your Contract size, from each subaccount in the ratio that the Contract Value in the subaccounts bears to your total Contract Value (excluding the Fixed Account). We will deduct it, pro rata, at annuitization if your Contract Value is less than $50,000. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Contract Administrative Fee only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.
Withdrawal Charge
We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Withdrawal Charge may apply on certain events (“withdrawal events”). This charge does not apply to the C Class. Withdrawal events are: (a) a full or partial withdrawal of your Contract (including withdrawals where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in New York, the Annuity Date if as of that date a purchase payment has been invested for less than seven years on the Standard Class, nine years on the B Plus and P Class, and three years on the L Class.
When you make a full withdrawal of your Contract, we take into account the Withdrawal Charge in calculating the proceeds you will receive. On a partial withdrawal, we deduct the Withdrawal Charge from the Contract Value remaining after deduction of the amount you requested. We take the Withdrawal Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value withdrawn.
The Charge equals a percentage of each purchase payment withdrawn. Each purchase payment is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:
Number of Complete Years from Receipt of Purchase Payment	Standard Class Charge	B Plus Class Charge	L Class Charge	P Class Charge
0	7%	9%	7%	8%
1	6%	8%	6%	8%
2	6%	8%	5%	8%
3	5%	7%	0%	7%
4	4%	6%	0%	6%
5	3%	5%	0%	5%
6	2%	4%	0%	4%
7	0%	2%	0%	3%
8	0%	2%	0%	2%
9 and thereafter	0%	0%	0%	0%
On a Standard, B Plus, L, or P Class Contract in any Contract Year you may withdraw the free withdrawal amount without incurring the Withdrawal Charge.
In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
We will attribute a withdrawal first to earnings, then to the free withdrawal amount, and then to remaining purchase payments. All withdrawals of purchase payments (including the free withdrawal amount) will result in the liquidation of purchase payments on a “first-in, first-out” basis. That is, we will withdraw your purchase payments in the order you made them.
If your Contract Value is less than your total purchase payments due to negative investment performance or deduction of the Contract Administrative Fee, we apply the Withdrawal Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Withdrawal Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.
Waiver of the Withdrawal Charge.    No Withdrawal Charge will apply to the Standard, L, P and B Plus Class:
•	On the Maturity Date or payment of the Death Proceeds.
•	If you apply the proceeds to a variable or fixed payment option involving a life contingency (described under “Annuity Options”), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to withdrawal. We will base the portion of the Withdrawal Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Withdrawal Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Withdrawal Charge would expire. (See example in APPENDIX B.)
•	On full or partial withdrawals if you, a Joint Owner, or Annuitant if the Contract is not owned by an individual, become terminally ill (as defined in the Contract), become chronically ill (as defined in the Contract), or are permanently and totally disabled (as defined in the Contract). These benefits are only available if you were not over age 65 (for the disability benefit) or age 80 (for the terminally ill or chronically ill benefit) when we issued the Contract, and may not be available in every state. These waivers are only applicable for the Standard, B Plus, L and P Class Contracts.
•	On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. (See “FEDERAL INCOME TAX CONSIDERATIONS—Taxation of Qualified Contracts.”)
•	If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.
We may also waive the Withdrawal Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a) or 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.
Enhanced Death Benefit Rider
If you select the Enhanced Death Benefit, and you are age 0-69 at issue, we will assess a charge during the accumulation phase equal to 0.75% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.95% of the death benefit base (see “THE CONTRACTS—Enhanced Death Benefit” for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up. Starting with the first Contract Anniversary, the charge is assessed for the prior Contract Year at each Contract Anniversary, before any Optional Step-Up. If you: make a full withdrawal (surrender) of your Contract Value; begin to receive annuity payments at the annuity date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract;, a pro rata portion of the Enhanced Death Benefit charge will be assessed. If an Enhanced Death Benefit rider is terminated because the Contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Contract Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect. The charge is deducted from your Contract Value pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed account in the ratio each portfolio/account bears to your total Contract Value. We take amounts from the Subaccounts by canceling Accumulation Units from the Variable Account.
For Contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.90% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%. If you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.
Earnings Preservation Benefit Rider
If you have selected the Earnings Preservation Benefit Rider, we impose a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts prior to annuitization.

Guaranteed Minimum Income Benefit Rider
We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.
If you select a GMIB rider, we assess a charge during the accumulation phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “LIVING BENEFITS—Guaranteed Income Benefits” for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary, up to and including the Anniversary on or immediately preceding the date the rider is exercised.
If you: make a complete withdrawal (surrender) of your Contract Value; begin to receive annuity payments; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of annuity payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, a pro rata portion of the GMIB rider charge will not be assessed: the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); because it is the 30th day following the Contract Anniversary prior to the Owner’s 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I or GMIB Plus II).
The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.
For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up (GMIB Plus II) or Optional Reset (GMIB Plus I), on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.
If you selected the GMIB Plus II rider with a contract issued prior to February 24, 2009, the rider charge is 0.80% (0.75% for New York) of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% (0.95% for New York) of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).
If you selected the GMIB Plus I with a contract issued prior to February 26, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.
If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.
If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.

Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit—Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).
If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “GUARANTEED WITHDRAWAL BENEFITS—Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the Contract Anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such Contract Anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See “GUARANTEED WITHDRAWAL BENEFITS—Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I” for information on Automatic Annual Step-Ups and Compounding Income Amounts.)
For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see “GUARANTEED WITHDRAWAL BENEFITS—Description of the Enhanced Guaranteed Withdrawal Benefit”) on the Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. (See “GUARANTEED WITHDRAWAL BENEITS—Description of the Enhanced Guaranteed Withdrawal Benefit” and “Description of the Guaranteed Withdrawal Benefit I” for information on Optional Resets.)
If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent Contract Anniversary to the date the termination takes effect.
The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.
We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.

For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.
If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.
For contracts issued with the Enhanced GWB rider prior to July 16, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.
If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.
If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see “GUARANTEED WITHDRAWAL BENEFITS—Description of the Lifetime Withdrawal Guarantee II”) equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see “GUARANTEED WITHDRAWAL BENEFITS—Description of the Enhanced Guaranteed Withdrawal Benefit”) equals zero.
Some of the descriptions of the GWB I rider may have changed subject to state approval of an endorsement.
Guaranteed Minimum Accumulation Benefit Rider
The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. If you elected the GMAB, a charge is deducted from your Contract Value on each Contract Anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted from your Contract Value pro rata from your Contract’s Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary. (See “GUARANTEED MINIMUM ACCUMULATION BENEFIT.”)
Premium and Other Tax Charges
We reserve the right to deduct from the purchase payments or Contract Value any taxes paid by us to any governmental entity relating to this Contract (including without limitation: premium taxes, federal, state and local withholding of income, estate, inheritance and other taxes required by law, and any new or increased state income taxes enacted). We will, at our sole discretion, determine when taxes relate to the Contract, including for example when they have resulted from: the investment experience of the Variable Account; receipt by us of purchase payments; commencement of annuity benefits; payment of death benefits; partial and full withdrawals; and any new or increased taxes which become effective that are imposed on us and which relate to purchase payments, earnings, gains, losses, fees, and charges under the Contract. We may, at our sole discretion, pay taxes when due and make a deduction for such taxes from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Most states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Owner when a withdrawal is made or Death Proceeds are paid and to the state of residence of the annuitant when annuity benefits commence. In South Dakota, we reserve the right to deduct the premium tax charge at the earliest of: a full or partial withdrawal of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision).
Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. For contracts sold in California to 408(a) IRA Trusts, the premium tax charge is 2.35%. See Appendix C for a list of premium tax rates.
Other Expenses
An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See “Expense Table.”) The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.
Annuity Payments
Election of Annuity
The annuity period begins at the Maturity Date (or at any earlier Annuity Date you choose to annuitize) and provides for payments to be made to the Payee. You may apply your Contract Value to one of the payment options listed below (or a comparable fixed option).
We base the Maturity Date of your Contract on the age of the Annuitant. The Maturity Date is the later of (i) the date when the Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law) or (ii) 10 years from the date of issue. If your Contract is acquired pursuant to an exchange from an old contract (see “THE CONTRACTS—Purchase Payments”), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our current established administrative procedures).
Please be aware that once your Contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a

Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your Contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.
Upon the death of an Annuitant who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant, unless the Owner chooses a new Annuitant subject to our underwriting rules in effect at the time of the request for this change. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner. If you change the Annuitant, or the Owner becomes the Annuitant because of the original Annuitant’s death, we will change the Maturity Date, if necessary, so that it is the date when the new Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).
Unless you elect another option and/or earlier Annuity Date, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to annuitization. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under “ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS”) to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and (where permitted) the sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See “Amount of Annuity Payments.”)
Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.
Annuity Options
There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial withdrawal, or when death proceeds are payable, subject to the requirements of the Internal Revenue Code. (Some options are not available for death proceeds.)
For a description of the tax consequences of full and partial annuitization, see “FEDERAL INCOME TAX CONSIDERATIONS”.
In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See “FEDERAL INCOME TAX CONSIDERATIONS—Taxation of Qualified Contracts.” We intend to generally make this payment option available to both tax Qualified and non-tax qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
You select an annuity payment option by written request to us and subject to any applicable federal tax law restrictions.
If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life

Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and  2⁄3 to Survivor Variable Life Income options, listed below).
The Contract offers the variable annuity payment options listed below.
Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)
Variable Income Payments to Age 100 (“American Income Advantage”). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and  2⁄3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
*It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.
If you purchased the contract as a Qualified Contract, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See “FEDERAL INCOME TAX CONSIDERATIONS—Taxation of Qualified Contracts.” You also may be able to purchase the Contract as the beneficiary of a deceased person’s Individual Retirement Account (IRA), in which case the IRS minimum distribution requirements also apply to your Contract. You may choose any optional death benefit available under the Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other Contract provisions and programs will not be available. Under certain circumstances, you may be able to satisfy the IRS minimum distribution requirements by electing an annuity option. If you are the beneficiary of a deceased person’s IRA, you may only elect an annuity option that is available for Death Proceeds. Upon your death, if annuity payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects.  For example, if you die after annuity payments have already begun under a Non-Qualified Contract, any remaining annuity payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.
You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See “Amount of Annuity Payments”.) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
See the section entitled “ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS” to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.
If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy, administrative procedures, an endorsement attached to your Contract, and federal tax law which, among other things, may (1) restrict payment to the life expectancy of the payee, (2) limit the categories of beneficiaries who can be joint annuitants or payees under a joint and survivor option, (3) limit the choice of percentage reduction in payments under a joint and survivor option, and (4) limit the duration of any period certain (including a period certain combined with a life or joint and survivor option). In addition, these federal tax rules may also limit the use in Qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.
We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by 0.25% for subaccounts investing in the American Funds Insurance Series. Charges for the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit Rider will not be assessed after annuitization.
Amount of Annuity Payments
At the Annuity Calculation Date, which is a Business Day no more than ten Business Days prior to the Maturity Date (or any earlier Annuity Date or other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, Contract Administrative Fee, Withdrawal Charges and any applicable pro rata living benefit or death benefit rider charge) is applied toward the purchase of annuity payments. We determine the amount of variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee’s age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.
The Fixed Account is not available under variable payment options. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period.
We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.
When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.
If you own a B Plus Class Contract and choose to annuitize under a fixed or variable payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for fixed or variable annuity payments will be different for B Plus Class Contracts than for other Classes. The effect of these different rates would be to lower your annuity payments.
For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.
Living Benefits
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at Contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders—guaranteed income benefits and guaranteed withdrawal benefits:
Guaranteed Income Benefits
•	Guaranteed Minimum Income Benefit Plus (GMIB Plus II)
•	Guaranteed Minimum Income Benefit
Our guaranteed income benefit riders are designed to allow you to invest your Contract Value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect to annuitize. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Contract Value at the time you annuitize. Prior to exercising the rider and annuitizing your Contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
GMIB Plus I, GMIB II and GMIB I are not available for sale.
Guaranteed Withdrawal Benefits
•	Lifetime Withdrawal Guarantee (Lifetime Withdrawal Guarantee II)
•	Guaranteed Withdrawal Benefit (Enhanced GWB)
The guaranteed withdrawal benefit riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.
With the Lifetime Withdrawal Guarantee (LWG) riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the Contract and is at least age 59 1⁄2 at continuation), even after the entire amount of purchase payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II for more information).

LWG I and GWB I are not available for sale.
Guaranteed Asset Accumulation Benefit
The Guaranteed Minimum Accumulation Benefit (GMAB) is designed to guarantee that your Contract Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted subaccounts you select.
GMAB is not available for sale.
GUARANTEED INCOME BENEFITS
At the time you buy the Contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. However, if applying your actual Contract Value at the time you annuitize the Contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are four versions of the GMIB under this Contract:
•	GMIB Plus II
•	GMIB Plus I (formerly, the Predictor Plus)
•	GMIB II (formerly, the Predictor)
•	GMIB I
GMIB Plus I, GMIB II and GMIB I are not available for sale.
Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. You may not have this benefit and an LWG, GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments.    Under all versions of the GMIB, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the Contract. It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Contract Value or a minimum return for any subaccount. For purposes of calculating the Income Base, the B Plus Class bonus credits are not included. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment). Partial annuitizations are not permitted under the GMIB riders. Applicable Withdrawal Charges on the date that you exercise the Rider will be deducted from the Income Base. We also reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.
The GMIB Rider Charge.    Rider charges are 1.00% for GMIB Plus II (0.95% in New York), 0.80% for GMIB Plus I and 0.50% of the Income Base for GMIB II and GMIB I at the time the charge is assessed. For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or

Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.
For Contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the Income Base (0.75% for New York). For Contracts issued on and after February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 1.00% of the Income Base (0.95% for New York). For Contracts issued with the version of the GMIB Plus II rider with an Annual Increase Rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).
For Contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.
If you selected the GMIB Plus I with a Contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base as noted above. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.
The charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary up to and including the anniversary on or immediately preceding the date the Rider is exercised. For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See “LIVING BENEFITS—Guaranteed Income Benefits” for information on Optional Step-Ups.) Upon full withdrawal, annuitization change of Owner/Annuitant or assignment of the Contract, the rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. For Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge for the GMIB I and GMIB II is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts applied for prior to February 15, 2003 the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%).
The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.
The GMIB Annuity Table.    The GMIB Annuity Table is specified in the rider. For GMIB Plus II in Contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued from February 24, 2009 through May 1, 2009 in all states except New York and prior to May 1, 2009 in New York State, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued in all states except New York before February 24, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85.
The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Contract Value on your annuity date to then-current annuity purchase rates.
If you exercise the GMIB rider, your annuity payments will be the greater of:
•	the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the annuity payment determined for the same annuity option in accordance with the base Contract. (See “ANNUITY PAYMENTS”.)

If you choose not to receive annuity payments as guaranteed under the rider, you may elect any of the annuity options available under the Contract.
Taxes.    Withdrawals of taxable amounts will be subject to ordinary income tax, and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Restrictions on Investment Allocations. Investment allocation restrictions apply to the GMIB Plus II and GMIB Plus I riders. (See “THE CONTRACTS—Investment Allocation Restrictions for Certain Riders.”)
Current Restrictions on Subsequent Purchase Payments.    Subsequent purchase payments under the following versions of the GMIB are restricted (as described in “THE CONTRACTS—Purchase Payments—Restrictions on Subsequent Purchase Payments”): GMIB I, GMIB Plus I, and GMIB Plus II.
Restrictions on Investment Allocations and Subsequent Purchase Payments After Rider Terminates. If the GMIB Plus II or GMIB Plus I rider terminates (see below), or if you elected both the GMIB Plus II and Enhanced Death Benefit (see “THE CONTRACTS—Enhanced Death Benefit Rider”) riders and they both terminate, the restrictions on investment allocations and subsequent purchase payments will no longer apply. However, if you elected both the GMIB Plus II and Enhanced Death Benefit riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent purchase payments will continue to apply.
Ownership.    If the Owner is a natural person, the Owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB annuity payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner or oldest Joint Owner or, if the owner is a non-natural person, the Annuitant.
GMIB, Qualified Contracts and Decedent Contracts.    The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see “FEDERAL INCOME TAX CONSIDERATIONS—Taxation of Qualified Contracts”), in circumstances where, due to the 10-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Reset/Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.
Additionally, the GMIB is not available for purchase by a Beneficiary under a decedent’s Non-Qualified Contract (see “FEDERAL INCOME TAX CONSIDERATIONS—Taxation of Non-Qualified Contracts”) or IRA (or where otherwise offered, under any other contract which is being “stretched” by a Beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase, and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the Owner’s death, and also prohibit payments for as long as the Beneficiary’s life in certain circumstances.
(See Appendix D for examples of the GMIB.)
Description of GMIB Plus II
In states where approved, GMIB Plus II rider is available only for Owners up through age 78, and you can only elect GMIB Plus II at the time you purchase the Contract. GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary prior to the Owner’s 91st birthday.
Income Base.    The Income Base is the greater of (a) or (b) below.
(a)   Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner’s 81st birthday, the Highest

Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.
The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner’s 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).
(b)   Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the Contract will be treated as if they were received on the date we issue the Contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)   is purchase payments accumulated at the annual increase rate from the date the purchase payment is made. The annual increase rate is 5% per year through the Contract Anniversary prior to the Owner’s 91st birthday and 0% thereafter; and
(ii)   is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:
(1)   The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributed to that withdrawal (including any applicable Withdrawal Charge); or
(2)   If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (1) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Contract Value. This reduction may be significant, particularly when the Contract Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of annuity payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (2) immediately above.
(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)
For Contracts issued in New York State, the Annual Increase Amount shall not exceed 270% of total purchase payments or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up. Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.
In determining GMIB Plus II annuity income, an amount equal to the Withdrawal Charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up.    On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Contract Value. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the

10-year waiting period. In addition, we may reset GMIB Plus II rider charge to a rate that does not exceed the lower of (a) Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.
You may elect either: 1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or 2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.
We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.
The Optional Step-Up:
(1)   resets the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election;
(2)   resets GMIB Plus II waiting period to the tenth Contract Anniversary following the date the Optional Step-Up took effect; and
(3)   For Contracts issued in New York State, an Optional Step-Up also resets the maximum Annual Increase Amount to 270% multiplied by the reset Annual Increase Amount (if greater than the maximum Annual Increase Amount prior to the Optional Step-Up).
(4)   may reset GMIB Plus II rider charge to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

Investment Allocation Restrictions.    If you elect GMIB Plus II, there are certain investment allocation restrictions. (See “THE CONTRACTS—Investment Allocation Restrictions for Certain Riders.”) If you elect GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination subaccounts are selected in accordance with the investment allocation restrictions.
Guaranteed Principal Option.    On each Contract Anniversary starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Owner’s 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant’s age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that Contract Anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Contract Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB Plus II payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)   is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and
(b)   the Contract Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.
For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. It is important to note that only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your Contract Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus II rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity Contract, however, will continue, and the GMIB Plus II investment allocation and subsequent purchase payment restrictions, described above, will no longer apply.
The Guaranteed Principal Option is not available in the State of Washington.
Exercising the GMIB Plus II Rider.    If you exercise GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:
(1) Life annuity with 5 years of annuity payments guaranteed.
(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants (who are not spouses) is greater than 10 years. (See “ANNUITY PAYMENTS.”)
Option (2) is available in New York State only if the youngest Annuitant is age 35 or older. These options are described in the Contract and the GMIB Plus II rider. Partial annuitizations are not permitted. We reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Contract Value on your annuity date to then-current annuity purchase rates.
If you exercise GMIB Plus II, your annuity payments will be the greater of:
•	the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the annuity payment determined for the same annuity option in accordance with the base Contract. (See “ANNUITY PAYMENTS.”)
If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying Contract Value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity (see “THE CONTRACTS—Inactive Contracts”), or your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
The GMIB purchase payout rates are enhanced under the following circumstances (not applicable to Contracts issued in New York State). If:
•	you take no withdrawals prior to age 62;
•	your Contract Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;
then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if:
•	you take no withdrawals prior to age 60;
•	your Contract Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and
•	the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;
then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner’s spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract if permitted by federal tax law, and in such case the GMIB Plus II rider also will continue. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse’s eligibility for the enhanced payout rates described above is based on the Owner’s age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner’s spouse continued the Contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the Contract was continued. If the spouse elects to continue the contract and the Owner has not taken any withdrawals prior to his or her death, the spouse’s eligibility for the enhanced payout rates described above is based on the spouse’s age when the spouse begins to take withdrawals.
If you choose not to receive annuity payments as guaranteed under GMIB Plus II, you may elect any of the annuity options available under the Contract.

Terminating the GMIB Plus II Rider.    Except as otherwise provided in GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:
a)  The 30th day following the Contract Anniversary prior to your 91st birthday;
b)  The date you make a complete withdrawal of your Contract Value (if there is an Income Base remaining, you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)  The date you elect to receive annuity payments under the Contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)   Death of the Owner or Joint Owner (unless the spouse (aged 89 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;
e)  A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the Contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)  The effective date of the Guaranteed Principal Option; or
g)  The date you assign your Contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
When GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II subsequent purchase payment and investment allocation restrictions no longer apply. However, if you elected both the GMIB Plus II rider and the Enhanced Death Benefit rider, and only the GMIB Plus II rider has terminated, the investment allocation and subsequent purchase payment restrictions applicable to the Enhanced Death Benefit rider will continue to apply.
(See Appendix D for examples illustrating the operation of GMIB Plus II.)
For Contracts issued in all states except New York from February 24, 2009 through May 1, 2009, the following differences apply:
(1)   The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
(2)   If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.
(3)   Different investment allocation restrictions apply. (See “THE CONTRACTS—Allocation of Purchase Payments—Investment Allocation Restrictions for Certain Riders.”)
(4)   The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).
(5)   The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.
(6)   The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.
(7)  If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.
For Contracts issued in all states except New York before February 24, 2009, differences (1) through (4) as well as (7) above apply, and the following replaces differences (5) and (6):
(5)   The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum. (6) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.
For Contracts issued in New York State on or prior to May 1, 2009, differences (1), (2) and (3) apply, the following replaces differences (4), (5) and (6), and there is an additional difference (7) and (8):
(4)  The GMIB annuity rates for ages 85-90 are the same as those for age 84;
(5)   The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.
(6)  The joint and last survivor annuity option is only available if the oldest annuitant’s attained age is 55 or older.
(7)   The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;
(8)  If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base.
Description of GMIB Plus I (formerly, the Predictor Plus)
In states where GMIB Plus I has been approved and GMIB Plus II has not been approved, GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the Contract. We may refer to GMIB Plus I as the Predictor Plus in marketing material or other communications. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner’s 85th birthday.
GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:
(1)   The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the Owner’s 85th birthday and 0% thereafter.

(2)   An “Optional Step-Up” under GMIB Plus II rider is referred to as an “Optional Reset” under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.
(3)   If your Income Base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to Contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.
(4)   The Guaranteed Principal Option may be exercised on each Contract Anniversary starting with the tenth Contract Anniversary and through the contract anniversary prior to the Owner’s 86th birthday.
(5)   We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a Class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a Class of Contract.
(6)   The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).
(7)  Termination provision g) above does not apply, and
(8)  The following replaces termination provision a), above:
The 30th day following the Contract Anniversary on or following your 85th birthday.
(9)  The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract.
(10)  If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above;
and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(11)   The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.
(12)   If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.
(13)   If you elect GMIB Plus I, you are limited to allocating your purchase payments and Contract Value as described in “THE CONTRACTS—Investment Allocation Restrictions for Certain Riders.”
You may elect to participate in the EDCA program, provided that your destination subaccounts are one or more of the above-listed subaccounts.

For Contracts issued before July 16, 2007, the enhanced GMIB purchase payout rates described in item (12) above will not be applied.
For Contracts issued before February 26, 2007, we offered a version of GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner’s 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base (with a maximum charge of up to 1.50% upon the exercise of the Optional Reset feature). If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base. (See Appendix D for examples of the GMIB.)
For Contracts issued before February 27, 2006, you may elect an Optional Reset under GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the Optional Resets from every third Contract Anniversary to every Contract Anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base. If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.
Description of GMIB II (formerly, the Predictor)
In states where approved, GMIB II was available only for Owners up through age 75, and you can only elect GMIB II at the time you purchase the Contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner’s 85th birthday. We may refer to GMIB II as the Predictor in marketing materials or other communications.
GMIB II is otherwise identical to GMIB Plus II, with the following exceptions:
(1)   The additional charge for GMIB II is lower (see “ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS—Guaranteed Minimum Income Benefit Rider”).
(2)   The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:
a.  the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner’s 85th birthday and 0% thereafter, and
b.   the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the “Income Base” section of “Description of GMIB Plus II” above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.
(3)  There is no Guaranteed Principal Option.
(4)  There is no Optional Reset feature.
(5)   The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).
(6)   The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 2.5% per annum and GMIB payout rates are not enhanced.
(7)  The following replaces termination provision a), above:
The 30th day following the Contract Anniversary on or following your 85th birthday.
(8)  The following replaces termination provision d), above:
Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above;
and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed
(9)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the Contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant.
(10)  Termination provisions f) and g), above, do not apply.
(11)   There are no limitations to how you may allocate your purchase payments and Contract Value among the subaccounts, and you may participate in the Dollar Cost Averaging (DCA) program.
(12)  Subsequent purchase payments are not currently restricted under the GMIB II.
(See Appendix D for examples illustrating the operation of GMIB II.)
Description of GMIB I
The GMIB I Rider is not available for sale.
In states where approved, you could only elect GMIB I at the time you purchased the Contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.
GMIB I is identical to GMIB II, with the following exceptions:
(1)   The GMIB I Income Base is calculated as described above in “Description of GMIB Plus II—Income Base”, except that:
a)  Withdrawals may be payable as you direct without affecting the withdrawal adjustments;
b)  The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the Owner’s 81st birthday and 0% thereafter; and

c)   If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(2)  The following replaces termination provision d), above:
Death of the Owner or death of the Annuitant if a non-natural person owns the Contract.
(3)   If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity or your Contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider. For more information on when we may or may not terminate your Contract, see “THE CONTRACTS—Inactive Contracts”.
(4)   Subsequent purchase payments are restricted as described in “THE CONTRACTS—Restrictions on Subsequent Purchase Payments.”
We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the Contract. (See “THE CONTRACTS—Options for Death Proceeds.”) In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this prospectus who have elected GMIB I.
Guaranteed Withdrawal Benefits
We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this Contract:
•	Lifetime Withdrawal Guarantee II (“LWG II”)
•	Lifetime Withdrawal Guarantee I (“LWG I”)
•	Enhanced Guaranteed Withdrawal Benefit (“Enhanced GWB”)
•	Guaranteed Withdrawal Benefit I (“GWB I”)
The guaranteed withdrawal benefit riders are no longer available for sale. There may be versions of each rider that vary by issue date and state availability. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee riders guarantee income, for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1⁄2 at continuation), even after the entire amount of purchase payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the Contract, prior to age 86. Contracts issued in New York State are subject to the following issue age requirements for the Lifetime Withdrawal Guarantee I: (1) the owner or oldest joint owner (or annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint owners who are spouses, each of whom is at least 63 years old (because of the requirement that the Contract be owned by joint owners, in New York the Joint Life Version is only available for Non-Qualified Contracts). You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.

Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals.    The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee a Contract Value or minimum return for any subaccount. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Contract Value to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II—Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See “ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS—Withdrawal Charge.”)
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that you or your beneficiary will receive from the Contract over time may be less than the initial Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders). This reduction may be significant and means that return of your purchase payments may be lost. The GWB rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders) until termination of the rider.
GWB and LWG Rider Charges.    If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the accumulation phase on each Contract Anniversary. The rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. The Fixed Account is not available for Contracts purchased in the state of New York if you have selected a guaranteed withdrawal benefit.
The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Description of the Lifetime Withdrawal Guarantee II—Total Guaranteed Withdrawal Amount”) on the applicable Contract Anniversary. For Contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see “Description of the Enhanced Guaranteed Withdrawal Benefit—Guaranteed Withdrawal Amount”) on the applicable Contract Anniversary. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)
For Contracts with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.
We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs.

If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.
For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee I, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.
If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see “Description of the Lifetime Withdrawal Guarantee II—Remaining Guaranteed Withdrawal Amount”) equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see “Description of the Enhanced Guaranteed Withdrawal Benefit—Benefit Base”) equals zero.
Withdrawal Charge.    We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 9% of purchase payments taken in the first nine years following receipt of the applicable purchase payment. (See “ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS—Withdrawal Charge” and “THE CONTRACTS—Systematic Withdrawals.”)
Taxes.    Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.
Tax Treatment.    The tax treatment of withdrawals under the GWB and LWG riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee riders) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the Contract Value (prior to

Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax advisor prior to purchase.
Current Restrictions on Subsequent Purchase Payments.    Subsequent purchase payments under the following Guaranteed Withdrawal Benefits are restricted (as described in “THE CONTRACTS—Purchase Payments—Restrictions on Subsequent Purchase Payments): GWBI, Enhanced GWB, LWG I, and LWG II.
GWB, Lifetime Withdrawal Guarantee and Decedent Contracts.    The Lifetime Withdrawal Guarantee is not available for purchase by a beneficiary under a decedent’s Non-Qualified Contract (see “FEDERAL INCOME TAX CONSIDERATIONS—Taxation of Non-Qualified Contracts”) or IRA (or where otherwise offered, under any other contract which is being “stretched” by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner’s death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.
Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent’s Non-Qualified Contract.
(See Appendix E for examples of the GWB riders.)
Description of the Lifetime Withdrawal Guarantee II
Total Guaranteed Withdrawal Amount.    While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. For purposes of calculating the Total Guaranteed Withdrawal Amount, the B Plus Class bonus credits are not included. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any Withdrawal Charge) reduces the Contract Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Contract Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
Remaining Guaranteed Withdrawal Amount.    The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charges) reduces the Contract Value. This reduction may be significant, particularly when the Contract Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or oldest Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
7.25% Compounding Income Amount.    For Contracts issued in all states except New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
6% Compounding Income Amount (New York State only).    For Contracts issued in New York State, if you elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date you reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.
If you elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66 , the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.
Automatic Annual Step-Up.    On each Contract Anniversary prior to the Owner’s 91st birthday (or, for Contracts issued in New York State with the Joint Life version, the younger spouse’s 91st birthday), an Automatic Annual Step-Up will occur, provided that the Contract Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Contract Value on the date of the Step-Up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older) or, for Contracts issued in New York State, if the Joint Life version was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse is at least age 63); and
•	may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.
For contracts issued before February 24, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).
In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Annuity Administrative office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Contract Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
For contracts issued before February 24, 2009. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.
Annual Benefit Payment.    For Contracts issued in all states except New York, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older).
Annual Benefit Payment (New York State only).    For Contracts issued in New York State, if you elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if you make the first withdrawal on or after the Contract Anniversary following the date you reach age 76). If you elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make the first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse reaches age 63).
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse are at least age 59 1⁄2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Contract Value declines to zero. This means if your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments even if your Contract Value declines to zero due to market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse are at least age 59 1⁄2), we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1⁄2 at continuation, and, for Contracts issued in New York State, if you take your first withdrawal when you and your spouse are at least age 59 1⁄2), even if your Remaining Guaranteed Withdrawal Amount and/or Contract

Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1⁄2 at continuation). Therefore, you will be guaranteed income for life.
•	If you take your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if you elect the Joint Life Version, if you take your first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 7.25% Compounding Income Amount (6% Compounding Income Amount for Contracts issued in New York State) once you make your second withdrawal (first withdrawal for Contracts issued in New York). However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this Contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee II and Annuitization” below)
Managing Your Withdrawals.    It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether you have made an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Contract Value to decline to zero. An Excess Withdrawal that reduces the Contract Value to zero will terminate the Contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account

Value. For an example of taking multiple withdrawals in this situation, see Appendix E, “A. Lifetime Withdrawal Guarantee – 2. When Withdrawals Do Exceed the Annual Benefit Payment—a. Lifetime Withdrawal Guarantee II – Proportionate Reduction.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions.    For IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution program is based on information relating to this Contract only. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.
Investment Allocation Restrictions.    If you elect the LWG II rider, there are certain investment allocation restrictions. Please see “THE CONTRACTS—Investment Allocation Restrictions For Certain Riders”. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.
Joint Life Version.    A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the Contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the Contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the Contract under the spousal continuation provisions. (See “THE CONTRACTS—Options for Death Proceeds.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1⁄2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1⁄2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the Contract and LWG II rider by the spouse will be based on the age of the Contract Owner, or oldest Joint Owner, at the time the first withdrawal was taken (see “Annual Benefit Payment” above). In situations in which a trust is both the Owner and Beneficiary of the Contract, the Joint Life version of the LWG II would not apply.
For contracts issued prior to February 24, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.)
For Contracts issued in New York State, in order for you and your spouse to receive lifetime income, you and your spouse must be at least age 59 1⁄2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II rider in New York State. The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions for Contracts issued in New York State (see “6% Compounding Income Amount” above.) In addition, the withdrawal rate for the Joint Life Version may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State (see “Annual Benefit Payment” above).

Cancellation and Guaranteed Principal Adjustment.    You may elect to cancel the LWG II rider on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable Contract Anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Investment Allocation Restrictions For Certain Riders” will no longer apply. The variable annuity Contract, however, will continue.
If you cancel the LWG II rider on the fifteenth Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Contract Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a)-(b) where:
(a)   is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges) and
(b)  is the Contract Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. The Guaranteed Principal Adjustment will never be less than zero.
Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
The Guaranteed Principal Adjustment is not available in the State of Washington.
Termination of the Lifetime Withdrawal Guarantee II Rider.    The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)   the date of a full withdrawal of the Contract Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);
(2)   the date all of the Contract Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);
(3)   the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Contract Value and your Contract is thereby terminated (whatever Contract Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the Contract);
(4)   death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the Contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;
(5)   change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)  the effective date of the cancellation of the rider;
(7)   termination of the Contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed);

(8)  the date you assign your Contract, (a pro rata portion of the rider charge will be assessed); or.
(9)   only for Contracts issued in New York State with the Joint Life version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Lifetime Withdrawal Guarantee II and Annuitization.    Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (See “Annuity Options”), or you must make a complete withdrawal of your Contract Value. Annuitization may provide higher income amounts than the payments under the LWG II, depending on the applicable annuity rates and your Contract Value on the Maturity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Contract Value under the Contract’s annuity provisions.
(2)     If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)     If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your Contract under the Variable Life Income with 10-year Period Certain Option. However, if we do, we will adjust your annuity payment or the Annuity Option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the LWG II rider.
Additional Information.    The LWG II rider may affect the death benefit available under your Contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse’s withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary’s estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “FEDERAL INCOME TAX CONSIDERATIONS.”) We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the LWG II rider charge; or (3) the Contract Owner dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract, you may not make additional purchase payments under the Contract.
Description of the Lifetime Withdrawal Guarantee I
In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount.    The maximum Total Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.
Remaining Guaranteed Withdrawal Amount.    The maximum Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.
Compounding Income Amount.    If you elect the Lifetime Withdrawal Guarantee I rider, on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). We take the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.

Annual Benefit Payment.    Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).
Automatic Annual Step-Up.    If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current Contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each Contract Anniversary prior to the Owner’s 86th birthday.
Rider Charge.    The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See “ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS—Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit—Rider Charge”).
Investment Allocation Restrictions.    If you elect the Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider, you are limited to allocating your purchase payments and Contract Value as described in “THE CONTRACTS—Investment Allocation Restrictions for Certain Riders.”
Description of the Enhanced Guaranteed Withdrawal Benefit
Benefit Base.    The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Contract Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial purchase payment, increased by the 5% GWB Bonus Amount;
•	Increased by each subsequent purchase payment, and by the 5% GWB Bonus Amount;
•	Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable Withdrawal Charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire Contract Value to an annuity option); and
•	If a Benefit Paid from your Contract is not payable to the Contract Owner or the Contract Owner’s bank account (or to the Annuitant or the Annuitant‘s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Contract Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Contract Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.
(See Appendix E for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment.    The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

Managing Your Withdrawals.    It is important that you carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the Contract Owner or the Contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Contract Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Contract Value after the reduction for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits you will receive.
(See Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions.    For IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as excess withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution program is based on information relating to this Contract only. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.
Guaranteed Withdrawal Amount.    We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. For purposes of calculating the Guaranteed Withdrawal Amount, B Plus Class bonus credits are not included. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.
Optional Reset. At any Contract Anniversary prior to the 86th birthday of the Owner (or the oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. The Optional Reset will reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your Contract Value is larger than the Benefit Base immediately before the reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. An Optional Reset will:
•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Contract Value on the date of the reset;

•	Reset your Annual Benefit Payment equal to the Contract Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and
•	Reset the Enhanced GWB rider charge equal to then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.
You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Contract Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person).
We must receive your request for a one time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing at our Annuity Administrative Office) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.
If you elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Contract Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.
In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one- time Optional Reset or reinstate Automatic Annual Resets.)
It is possible to elect a one-time Optional Reset when the Contract Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Contract Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Contract Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a onetime Optional Reset when your Contract Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Contract Value is larger than the Guaranteed Withdrawal Amount.
Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).
For Contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third Contract Anniversary (as long as it is prior to the Owner’s 86th birthday) and at any subsequent Contract Anniversary prior to the Owner’s 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available
Cancellation of the Enhanced GWB Rider.    You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing at our Annuity Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The Contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.

Termination of the Enhanced GWB Rider.    The Enhanced GWB rider will terminate upon the earliest of:
(1)  the date you make a full withdrawal of your Contract Value;
(2)  the date you apply all of your Contract Value to an annuity option;
(3)   the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Contract Value (whatever Contract Value is available will be applied to pay the annual Enhanced GWB rider charge);
(4)   the date we receive due proof of the Owner’s death and a beneficiary claim form, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner’s death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;
(5)   a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the Contract);
(6)  The effective date of cancellation of the rider; or
(7)  the termination of your Contract.
Enhanced GWB and Annuitization.    Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (See “Annuity Options”), or you must make a complete withdrawal of your Contract Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)  Annuitize the Contract Value under the Contract’s annuity provisions.
(2)   Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Variable Life Income with 10-year Period Certain Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.
Additional Information.    If you take a full withdrawal of your Contract Value and the withdrawal does not exceed the Annual Benefit Payment, or your Contract Value is reduced to zero because you do not have a sufficient Contract Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other Contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.

If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary’s estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “FEDERAL INCOME TAX CONSIDERATIONS.”) We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the Enhanced GWB rider charge; or (3) the Contract Owner or Joint Owner (or the Annuitant , if the Owner is a non-natural person) dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.
Description of the Guaranteed Withdrawal Benefit I
The GWB I rider is no longer available for sale. The GWB I rider is the same as the Enhanced GWB rider described above, with the following differences:
(1)  there is no favorable treatment of required minimum distributions;
(2)  the GWB I rider charge continues even if your Benefit Base equals zero;
(3)  you may only elect the Optional Reset once every five Contract Years instead of every Contract Year;
(4)  the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%;
(5)  you do not have the ability to cancel the rider following your fifth Contract Anniversary; and
(6)  we include withdrawal charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.
By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the Owner’s 86th birthday), and you may elect an Optional Reset at any subsequent Contract Anniversary prior to the Owner’s 86th birthday, as long as it has been at least three years since the last Optional Reset.
Guaranteed Minimum Accumulation Benefit
The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. The GMAB guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years (the “Rider Maturity Date”). If your Contract Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Contract Value so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation phase of your Contract.
If you elected the GMAB rider, we require you to allocate your purchase payments and all of your Contract Value to one of three Asset Allocation subaccounts available in your Contract (the Brighthouse Asset Allocation 80 Subaccount and the Brighthouse Asset Allocation 100 Subaccount are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging program, provided that your destination subaccount is the available Asset Allocation subaccount you have chosen. No transfers are permitted while this rider is in effect.
The Asset Allocation subaccount you choose determines the percentage of purchase payments that equal the guaranteed amount. The Asset Allocation subaccounts available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:
Asset Allocation Subaccount	Guaranteed Amount (% of Purchase Payments)	Years to Rider Maturity Date
Brighthouse Asset Allocation 20 Subaccount	130%	10 years
Brighthouse Asset Allocation 40 Subaccount	120%	10 years
Brighthouse Asset Allocation 60 Subaccount	110%	10 years
For more information on the Asset Allocation subaccounts, please see “Investments of the Variable Account” in your contract prospectus as well as the prospectus for the Asset Allocation portfolios the subaccounts invest in.
You may elect the GMAB rider when you purchase the Contract, up through age 80. However, you may not elect the GMAB rider if you have also elected the Enhanced Death Benefit rider, a GWB rider or a GMIB rider.
Benefit Description.    The GMAB rider guarantees that at the Rider Maturity Date, your Contract Value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Contract (the “GMAB Eligibility Period”), less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. This guaranteed amount is the “Guaranteed Accumulation Amount.” The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your Contract that is shown on your contract schedule page (currently $5,000,000). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Contract Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.
On your Contract’s issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset Allocation subaccount you have selected. When you make a withdrawal from the Contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related Withdrawal Charge) bears to the total Contract Value.
Example:
Assume your Contract Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Contract. The withdrawal amount is 10% of the Contract Value. Therefore, after the withdrawal, your Contract Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).
The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the Contract prior to the Rider Maturity Date.
Purchase payment bonus amounts under the B Plus Class are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.

At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your Contract’s Contract Value to its Guaranteed Accumulation Amount. If the Contract Value is less than the Guaranteed Accumulation Amount, we will contribute to your Contract Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the “Guaranteed Accumulation Payment.”) The Guaranteed Accumulation Payment is allocated entirely to the Asset Allocation subaccount you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA Guaranteed Account).
If your Contract Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Contract Value. The GMAB rider terminates at the Rider Maturity Date. We will not assess the GMAB Rider Charge after that date, and the related investment requirements and restrictions will no longer apply.
If your Contract Value is reduced to zero for any reason other than a full withdrawal of the Contract Value or application of the entire Contract Value to an annuity option, but your Contract has a positive Guaranteed Accumulation Amount remaining, the Contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Contract Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Contract.
Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the Contract Value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you, if you intend to make additional purchase payments after the GMAB Eligibility Period.
Example:
Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the Brighthouse Asset Allocation 60 Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your Contract Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 – $0 = $11,000).
In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the Brighthouse Asset Allocation 60 Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Contract Value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your Contract Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Contract Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 – $11,000 = $0).
Current Restrictions on Subsequent Purchase Payments.    Subsequent purchase payments under the Guaranteed Minimum Accumulation Benefit are restricted as described in “THE CONTRACTS—Restrictions on Subsequent Purchase Payments.”
Rider Termination.    The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the Contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Contract Value to an annuity option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person) unless the Beneficiary is the spouse of the Owner and elects to continue the Contract under the spousal continuation provisions of the Contract.
Once the rider is terminated, the GMAB Rider Charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.
Cancellation.    You have a one-time right to cancel this optional benefit, to take effect on your fifth Contract Anniversary. We must receive your request in writing at our Annuity Administrative Office within the 90-day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.
GMAB Rider Charge
The GMAB Rider charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted on each Contract Anniversary from your Contract Value pro rata from your Contract’s Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary.
GMAB and Decedent Contracts.    Note that the GMAB is not available for purchase by a Beneficiary under a decedent’s Non-Qualified Contract (see “FEDERAL INCOME TAX CONSIDERATIONS”) or IRA Contract (or where otherwise offered, under any other Contract which is being “stretched” by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases) because, under tax rules, such Contracts generally require distributions to commence by the end of the calendar year following the year of the Contract Owner’s death and such distributions will have the effect of reducing the usefulness of the GMAB.
Retirement Plans Offering Federal Tax Benefits
The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:
1.  Plans qualified under Section 401(a) of the Code (“Qualified Plans”); and
2.   Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as “IRAs”), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code (“SEPs” and “SARSEPs”), Simple Retirement Accounts under Section 408(p) of the Code (“SIMPLE IRAs”) and Roth Individual Retirement Accounts under Section 408A of the Code (“Roth IRAs”). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.
An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax-favored treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously was available for use in TSA Plans funded solely by transfers from existing 403(b) plans (so-called “90-24 transfers”) and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”) The Company may make the Contract available for use with Section 401(k) plans.
A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under “FEDERAL INCOME TAX CONSIDERATIONS—Taxation of Qualified Contracts.” It should be understood that should a tax-favored retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.
In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement “plan” itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.
Federal Income Tax Considerations
Introduction
The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is subject to ordinary income tax and, if made prior to age 59 1⁄2, a federal tax penalty may apply.
Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets
Taxation of Non-Qualified Contracts
Non-Natural Person.    If a non-natural person, e.g., a corporation, partnership, trust (other than a trust holding the contract as an agent of a natural person), or other entity owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual’s life or life expectancy and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a Non-Qualified contract, the distribution on death rules under the Internal Revenue Code may generally require treating the primary Beneficiary as the Owner thereby commencing payments earlier than expected impacting the usefulness of the death benefits.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals.    When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1⁄2.
The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.
Penalty Tax on Certain Withdrawals.    In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1⁄2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s disability;
•	made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or
•	under certain immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Annuity Payments.    Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.
Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.
In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.
The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner’s death (or the primary annuitant’s death where the owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.
Additionally, if you are under age 59 1⁄2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1⁄2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
Partial Annuitization.    Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.
Taxation of Death Benefit Proceeds.    Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as “Payment on Death Prior to Annuitization” in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.
Transfers, Assignments or Exchanges of a Contract.    Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.
Withholding.    Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts.    The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of
1.  the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or
2.   the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).

“Net investment income” in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC §§401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.
You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.
Further Information.    We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
Withdrawals.    In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Contract can be zero.
Individual Retirement Accounts (IRA’s), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2021, $6,000 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1⁄2. unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. The IRS has approved the form of the traditional IRA endorsement and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA or Simple IRA Contract issued to you may differ from the form of the traditional IRA or Simple IRA approved by the IRS because of several factors such as different riders and state insurance requirements. Additionally, such approval as to the form of the contract by the IRS does not constitute any approval or endorsement as to the investment program thereunder.
SIMPLE IRA’s permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $13,500 for 2021. Additional “catch-up contributions” may be made by individuals age 50 or over. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA’s are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.
Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1⁄2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.
Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1⁄2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.
Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Death Benefits.    For Contracts purchased in connection with Qualified Plans under Section 401(a) or TSA Plans under Section 403(b), certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in certain pension or profit-sharing plans. Because the death benefit in certain cases may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after their death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions (“RMDs”) During the Owner’s Life.    Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a) the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.

You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Witholding.    Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.
“Eligible rollover distributions” from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.
Other Tax Issues
Tax Credits and Deductions.    We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Guaranteed Benefits.    If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).
Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
See also the discussion of commutation features under “Annuity Payments.” A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
Federal Estate Taxes.    While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Generation-skipping transfer tax.    Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity purchases by nonresident aliens and foreign corporations.    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Puerto Rico Tax Considerations.    The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Voting Rights
We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.
Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.
We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.
We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.
The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.
Distribution of the Contracts
We have entered into a distribution agreement with Our affiliate, Brighthouse Securities, LLC (“Distributor”), for the distribution and sale of the Contracts. Both the Company and Distributor are indirect, wholly-owned subsidiaries of BHF. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers (“selling firms”) for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
We pay commissions to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the Contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see “Fee Table—Annual Eligible Fund Operating Expenses” and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.

Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.
Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.
The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.
A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.
Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
The Operation of the Fixed Account
The Contract has a Fixed Account option in states that have approved this option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest. The Fixed Account is not available to Contracts purchased after May 1, 2003 for which the C Class has been selected or for any Contracts which are purchased on or after that date in the state of New York if the GMIB I or GMIB II has been selected. The Fixed Account is also not available for Contracts purchased in the state of New York if the optional Guaranteed Withdrawal Benefit is selected. The Fixed Account is not available if the GMIB Plus I or GMAB is selected.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our general account consists of all assets owned by us other than those in the Variable Account and the Company’s other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state. We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily. We also reserve the right to restrict transfers or purchase payments into the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your Contract or if the total Contract Value in the Fixed Account exceeds such maximum amount(s) that we establish from time to time. Currently, there is no limit; we will notify you of any such maximum allocation limit. You can also contact us or consult your financial representative for our current limits.

Currently, any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.
Contract Value and Fixed Account Transactions
A Contract’s total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, or in the Company’s general account (but outside the Fixed Account).
Amounts you surrender from the Fixed Account will be on a “first-in, first-out” basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as in the Variable Account regarding withdrawals and partial withdrawals. Special limits, however, apply to transfers involving the Fixed Account (see below). Unless you request otherwise, any partial withdrawal you make will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account, proportionately.
We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the subaccounts from the Fixed Account will be on a “last-in, first-out” basis. No transfers to the Fixed Account are allowed for 180 days after the date of a transfer out of the Fixed Account and we reserve the right to restrict purchase payments to the Fixed Account during this period. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fits your risk tolerance and time horizon. See the Statement of Additional Information.
We will deduct the annual Contract Administrative Fee entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.
For more information on the Fixed Account please refer to the Statement of Additional Information.
Investment Performance Information
We may advertise or include in sales literature (i) current and effective yields for the subaccounts for a Class; (ii) total returns for the subaccounts for a Class, (iii) non-standard returns for the subaccounts for a Class and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the subaccounts for a specified period for a Class. Total returns for the subaccounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a subaccount’s performance for a Class compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. We may reflect bonus amounts in performance relating to the B Plus Class.
Yields
The current yield of the BlackRock Ultra-Short Term Bond Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
The yield of a subaccount (beside the BlackRock Ultra-Short Term Bond Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.
Standard Return
The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for the stated times. Average annual total return of a subaccount tells you the return you would have experienced if you allocated a $1,000 purchase payment to a subaccount for the specified period. We provide average annual total returns for the subaccounts on a Class-specific basis. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount for that Class (assuming selection of the Standard Death Benefit), including any Withdrawal Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standard total return for a Class will reflect the charge for GMIB I or GMIB II but will not reflect charges for any other optional additional benefits, including the Earnings Preservation Benefit Rider. From time to time in response to changes in the marketplace, promotional emphasis, and actual sales experience, we may modify our determination of which charges and deductions for optional features to factor into each Class’s standardized average annual total returns. Narrative disclosure accompanying performance information in marketing materials always will indicate clearly which charges and deductions are reflected in performance for each Class. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the subaccount if any of those periods are not available.
Non-Standard Return
“Non-Standard” average annual total return information for a Class may be presented, computed on the same basis as described above, except that deductions may not include the Withdrawal Charge or the charge for the GMIB. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a subaccount. We may also provide non-standard performance that reflects the inclusion or exclusion of various optional riders on a Class-specific basis. Narrative disclosure in marketing material containing non-standard returns will indicate which charges and deductions are reflected. Non-standard performance for a Class will be accompanied by standard performance for that Class.
We may also illustrate on a Class-specific basis what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Withdrawal Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Withdrawal Value reflects the deduction of any Withdrawal Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Withdrawal Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Withdrawal Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Withdrawal Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.
We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.
We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.
We may also illustrate growth and value of a specified purchase payment or payments on a Class-specific basis in the same manner as described above based on hypothetical returns. To see an example of one such hypothetical illustration, refer to Appendix G.

Other Performance
In advertising and sales literature, we may compare the performance of each subaccount on a Class-specific basis to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the subaccounts. Advertising and sales literature may also show the performance rankings of the subaccounts assigned by independent services, such as Variable Annuity Research Data Services (“VARDS”), or may compare to the performance of a subaccount on a Class-specific basis to that of a widely used index, such as Standard & Poor’s Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.
Legal Proceedings
In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of NELICO to meet its obligations under the Contracts.
Financial Statements
Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Life Insurance Company at P.O. Box 305075, Nashville, TN 37230-5075 or telephoning 1-800-882-1292 or visiting our website at www.brighthousefinancial.com.

ACCUMULATION UNIT VALUES
New England Variable Annuity Separate Account
Condensed Financial Information
The following tables show the Accumulation Unit Values through December 31, 2020 for each Sub-Account. The Accumulation Unit Values are shown for Contracts with the lowest total Variable Account charge, and for Contracts with the highest total Variable Account Charge. Certain Sub-Accounts are subject to a reduced Asset-Based Insurance Charge. Please see "FEE TABLE--Asset-Based Insurance Charge" for more information.

The first table shows Contracts with the Standard Death Benefit and no riders (1.15% Variable Account charge for all Sub-Accounts except those investing in the American Funds Insurance Series, where it was 1.40%). The second table shows Contracts with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Earnings Preservation Benefit Rider (2.20% Variable Account charge for all Sub-Accounts except those investing in the American Funds Insurance Series, where it was 2.45%.) Charges for the optional  Enhanced Death Benefits, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing an Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge.   All other possible combination of charges for an American Forerunner Series Contract appear in the Statement of Additional Information, which is available upon request by writing New England Life Insurance Company, P.O. Box 305075 Nashville, TN 37230-5075, or calling 1-800-882-1292, or visiting our website at www.brighthousefinancial.com.
	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.245077	10.612658	99,494
01/01/2013 to 12/31/2013	10.612658	11.660682	143,476
01/01/2014 to 12/31/2014	11.660682	12.374398	143,519
01/01/2015 to 12/31/2015	12.374398	12.303765	121,562
01/01/2016 to 12/31/2016	12.303765	12.600455	121,323
01/01/2017 to 12/31/2017	12.600455	14.153147	114,574
01/01/2018 to 12/31/2018	14.153147	13.015331	100,141
01/01/2019 to 12/31/2019	13.015331	15.192078	75,790
01/01/2020 to 12/31/2020	15.192078	15.931920	61,885
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.956569	9.633560	6,081,118
01/01/2012 to 12/31/2012	9.633560	10.811188	5,926,671
01/01/2013 to 12/31/2013	10.811188	12.668216	5,747,514
01/01/2014 to 12/31/2014	12.668216	13.280924	5,578,046
01/01/2015 to 12/31/2015	13.280924	13.036447	5,027,603
01/01/2016 to 12/31/2016	13.036447	13.893859	4,908,250
01/01/2017 to 12/31/2017	13.893859	16.050748	4,174,666
01/01/2018 to 12/31/2018	16.050748	15.182135	3,756,867
01/01/2019 to 12/31/2019	15.182135	17.939161	3,543,253
01/01/2020 to 12/31/2020	17.939161	20.494572	3,194,882
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.470459	8.919288	10,183,069
01/01/2012 to 12/31/2012	8.919288	10.241451	10,252,599
01/01/2013 to 12/31/2013	10.241451	12.666401	9,778,006
01/01/2014 to 12/31/2014	12.666401	13.321420	9,478,419
01/01/2015 to 12/31/2015	13.321420	13.069581	9,325,013
01/01/2016 to 12/31/2016	13.069581	14.077608	8,817,199
01/01/2017 to 12/31/2017	14.077608	16.887826	8,157,702
01/01/2018 to 12/31/2018	16.887826	15.730591	7,534,003
01/01/2019 to 12/31/2019	15.730591	19.226328	6,887,738
01/01/2020 to 12/31/2020	19.226328	22.222821	6,141,092

	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.203579	10.106437	5,211,389
01/01/2012 to 12/31/2012	10.106437	11.073144	5,176,856
01/01/2013 to 12/31/2013	11.073144	12.426563	4,759,332
01/01/2014 to 12/31/2014	12.426563	13.033156	4,466,552
01/01/2015 to 12/31/2015	13.033156	12.790600	4,064,771
01/01/2016 to 12/31/2016	12.790600	13.531106	3,532,613
01/01/2017 to 12/31/2017	13.531106	15.111057	3,052,405
01/01/2018 to 12/31/2018	15.111057	14.427216	2,454,142
01/01/2019 to 12/31/2019	14.427216	16.566535	2,108,307
01/01/2020 to 12/31/2020	16.566535	18.504119	1,730,130
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.182316	11.610367	340,839
01/01/2013 to 12/31/2013	11.610367	11.088377	484,457
01/01/2014 to 12/31/2014	11.088377	11.399800	587,128
01/01/2015 to 12/31/2015	11.399800	10.190616	436,764
01/01/2016 to 12/31/2016	10.190616	10.976834	330,124
01/01/2017 to 12/31/2017	10.976834	11.915366	252,633
01/01/2018 to 12/31/2018	11.915366	11.030630	201,858
01/01/2019 to 12/31/2019	11.030630	13.076401	174,166
01/01/2020 to 12/31/2020	13.076401	13.317446	161,926
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.424628	1.124830	8,283,177
01/01/2012 to 12/31/2012	1.124830	1.327252	8,407,953
01/01/2013 to 12/31/2013	1.327252	1.510696	7,621,829
01/01/2014 to 12/31/2014	1.510696	1.443494	7,049,990
01/01/2015 to 12/31/2015	1.443494	1.396024	6,212,560
01/01/2016 to 12/31/2016	1.396024	1.449763	5,264,901
01/01/2017 to 12/31/2017	1.449763	1.933281	3,895,627
01/01/2018 to 12/31/2018	1.933281	1.582515	3,466,901
01/01/2019 to 12/31/2019	1.582515	2.071391	2,885,631
01/01/2020 to 12/31/2020	2.071391	2.585364	2,443,956
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.450971	1.147816	5,957,099
01/01/2012 to 12/31/2012	1.147816	1.354683	5,681,855
01/01/2013 to 12/31/2013	1.354683	1.544047	5,098,648
01/01/2014 to 12/31/2014	1.544047	1.477661	4,493,848
01/01/2015 to 12/31/2015	1.477661	1.429406	3,967,959
01/01/2016 to 12/31/2016	1.429406	1.487123	3,671,423
01/01/2017 to 12/31/2017	1.487123	1.983518	3,294,943
01/01/2018 to 12/31/2018	1.983518	1.625526	2,957,365
01/01/2019 to 12/31/2019	1.625526	2.130247	2,400,245
01/01/2020 to 12/31/2020	2.130247	2.661047	2,061,074
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.660638	5.948863	4,946,245
01/01/2012 to 12/31/2012	5.948863	6.308687	4,466,716
01/01/2013 to 12/31/2013	6.308687	6.173709	4,298,493
01/01/2014 to 12/31/2014	6.173709	6.518726	4,060,774
01/01/2015 to 12/31/2015	6.518726	6.466149	3,838,494
01/01/2016 to 12/31/2016	6.466149	6.575377	3,519,525
01/01/2017 to 12/31/2017	6.575377	6.750567	3,501,854
01/01/2018 to 12/31/2018	6.750567	6.631899	2,909,962
01/01/2019 to 12/31/2019	6.631899	7.182375	2,551,547
01/01/2020 to 12/31/2020	7.182375	7.691858	2,427,500
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.299377	2.963107	1,764,552
01/01/2012 to 12/31/2012	2.963107	3.341252	1,950,381
01/01/2013 to 12/31/2013	3.341252	4.422887	1,558,612
01/01/2014 to 12/31/2014	4.422887	4.749905	1,361,687
01/01/2015 to 12/31/2015	4.749905	4.977848	1,234,921
01/01/2016 to 12/31/2016	4.977848	4.913629	1,176,968
01/01/2017 to 12/31/2017	4.913629	6.488326	1,005,060
01/01/2018 to 12/31/2018	6.488326	6.553313	720,884
01/01/2019 to 12/31/2019	6.553313	8.584872	609,435
01/01/2020 to 12/31/2020	8.584872	11.907522	462,472

	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.344473	3.006641	2,215,464
01/01/2012 to 12/31/2012	3.006641	3.393381	2,027,004
01/01/2013 to 12/31/2013	3.393381	4.496664	1,734,880
01/01/2014 to 12/31/2014	4.496664	4.833952	1,521,927
01/01/2015 to 12/31/2015	4.833952	5.070488	1,335,675
01/01/2016 to 12/31/2016	5.070488	5.009630	1,211,739
01/01/2017 to 12/31/2017	5.009630	6.623118	1,036,355
01/01/2018 to 12/31/2018	6.623118	6.695055	814,119
01/01/2019 to 12/31/2019	6.695055	8.780124	704,521
01/01/2020 to 12/31/2020	8.780124	12.189180	581,466
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.999413	10.340549	230,100
01/01/2013 to 12/31/2013	10.340549	11.276079	235,400
01/01/2014 to 12/31/2014	11.276079	11.806595	282,156
01/01/2015 to 12/31/2015	11.806595	11.658919	297,646
01/01/2016 to 12/31/2016	11.658919	12.036352	241,365
01/01/2017 to 12/31/2017	12.036352	13.482653	220,001
01/01/2018 to 12/31/2018	13.482653	12.370186	181,364
01/01/2019 to 12/31/2019	12.370186	14.750985	160,100
01/01/2020 to 12/31/2020	14.750985	15.210459	156,181
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.493317	2.464885	8,545,366
01/01/2012 to 12/31/2012	2.464885	2.436547	7,514,649
01/01/2013 to 12/31/2013	2.436547	2.408686	6,627,268
01/01/2014 to 12/31/2014	2.408686	2.381144	5,245,413
01/01/2015 to 12/31/2015	2.381144	2.353917	4,688,373
01/01/2016 to 12/31/2016	2.353917	2.329610	3,970,654
01/01/2017 to 12/31/2017	2.329610	2.317660	3,284,297
01/01/2018 to 12/31/2018	2.317660	2.326501	3,428,813
01/01/2019 to 12/31/2019	2.326501	2.343093	2,714,564
01/01/2020 to 12/31/2020	2.343093	2.320679	2,371,756
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	11.409204	12.381697	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	12.344913	10.590019	844,841
01/01/2012 to 12/31/2012	10.590019	12.220931	764,602
01/01/2013 to 12/31/2013	12.220931	15.646021	737,347
01/01/2014 to 12/31/2014	15.646021	16.254190	687,545
01/01/2015 to 12/31/2015	16.254190	15.745666	650,149
01/01/2016 to 12/31/2016	15.745666	16.963146	519,323
01/01/2017 to 12/31/2017	16.963146	20.615722	502,487
01/01/2018 to 12/31/2018	20.615722	18.327582	448,552
01/01/2019 to 12/31/2019	18.327582	23.097128	360,752
01/01/2020 to 12/31/2020	23.097128	27.150539	282,115
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.481166	12.740046	2,118,894
01/01/2012 to 12/31/2012	12.740046	13.749661	2,448,576
01/01/2013 to 12/31/2013	13.749661	14.175030	1,830,066
01/01/2014 to 12/31/2014	14.175030	14.639587	1,630,842
01/01/2015 to 12/31/2015	14.639587	14.387457	1,467,789
01/01/2016 to 12/31/2016	14.387457	14.867256	1,357,420
01/01/2017 to 12/31/2017	14.867256	15.716601	1,296,258
01/01/2018 to 12/31/2018	15.716601	15.130265	1,081,008
01/01/2019 to 12/31/2019	15.130265	16.712689	891,391
01/01/2020 to 12/31/2020	16.712689	18.093376	771,510
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.335830	12.322980	3,314,000
01/01/2012 to 12/31/2012	12.322980	13.577549	3,101,112
01/01/2013 to 12/31/2013	13.577549	14.888679	3,206,416
01/01/2014 to 12/31/2014	14.888679	15.443530	3,010,747
01/01/2015 to 12/31/2015	15.443530	15.103089	2,519,431
01/01/2016 to 12/31/2016	15.103089	15.839322	2,275,974
01/01/2017 to 12/31/2017	15.839322	17.325129	1,935,049
01/01/2018 to 12/31/2018	17.325129	16.372245	1,703,078
01/01/2019 to 12/31/2019	16.372245	18.709241	1,399,562
01/01/2020 to 12/31/2020	18.709241	20.536192	1,331,006

	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.122005	11.819644	11,964,748
01/01/2012 to 12/31/2012	11.819644	13.230887	11,600,585
01/01/2013 to 12/31/2013	13.230887	15.431890	10,977,627
01/01/2014 to 12/31/2014	15.431890	16.025911	9,889,349
01/01/2015 to 12/31/2015	16.025911	15.641820	8,645,944
01/01/2016 to 12/31/2016	15.641820	16.561647	7,788,940
01/01/2017 to 12/31/2017	16.561647	18.784711	6,910,846
01/01/2018 to 12/31/2018	18.784711	17.431488	5,757,498
01/01/2019 to 12/31/2019	17.431488	20.579242	4,940,284
01/01/2020 to 12/31/2020	20.579242	23.160920	4,431,429
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.740721	9.460054	808,468
01/01/2012 to 12/31/2012	9.460054	10.859140	730,212
01/01/2013 to 04/26/2013	10.859140	11.699736	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.775792	13.445827	736,874
01/01/2014 to 04/25/2014	13.445827	13.402058	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.826184	11.250245	18,328,419
01/01/2012 to 12/31/2012	11.250245	12.832094	17,737,906
01/01/2013 to 12/31/2013	12.832094	15.769380	17,178,534
01/01/2014 to 12/31/2014	15.769380	16.403965	16,587,505
01/01/2015 to 12/31/2015	16.403965	15.941352	15,573,435
01/01/2016 to 12/31/2016	15.941352	17.041972	14,203,137
01/01/2017 to 12/31/2017	17.041972	20.075873	12,801,789
01/01/2018 to 12/31/2018	20.075873	18.235220	11,136,857
01/01/2019 to 12/31/2019	18.235220	22.304083	9,806,796
01/01/2020 to 12/31/2020	22.304083	25.707315	8,680,517
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	10.026427	10.509204	134,455
01/01/2013 to 12/31/2013	10.509204	11.881081	417,368
01/01/2014 to 12/31/2014	11.881081	12.878440	616,538
01/01/2015 to 12/31/2015	12.878440	12.210800	560,234
01/01/2016 to 12/31/2016	12.210800	13.080921	510,784
01/01/2017 to 12/31/2017	13.080921	15.302465	520,765
01/01/2018 to 12/31/2018	15.302465	14.012881	457,916
01/01/2019 to 12/31/2019	14.012881	17.117108	389,537
01/01/2020 to 12/31/2020	17.117108	19.039581	396,071
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.135268	3.300660	3,793,319
01/01/2012 to 12/31/2012	3.300660	3.640603	3,563,500
01/01/2013 to 12/31/2013	3.640603	4.912939	3,198,634
01/01/2014 to 12/31/2014	4.912939	4.938067	2,880,449
01/01/2015 to 12/31/2015	4.938067	4.409803	2,656,832
01/01/2016 to 12/31/2016	4.409803	5.346870	2,448,725
01/01/2017 to 12/31/2017	5.346870	5.948711	2,215,329
01/01/2018 to 12/31/2018	5.948711	5.091321	1,924,403
01/01/2019 to 12/31/2019	5.091321	6.212808	1,685,587
01/01/2020 to 12/31/2020	6.212808	6.508886	1,605,372
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.217247	3.390385	6,845,528
01/01/2012 to 12/31/2012	3.390385	3.743338	5,952,725
01/01/2013 to 12/31/2013	3.743338	5.056777	4,962,122
01/01/2014 to 12/31/2014	5.056777	5.087679	4,072,400
01/01/2015 to 12/31/2015	5.087679	4.547864	3,710,734
01/01/2016 to 12/31/2016	4.547864	5.519915	3,411,728
01/01/2017 to 12/31/2017	5.519915	6.147502	2,991,019
01/01/2018 to 12/31/2018	6.147502	5.266671	2,739,609
01/01/2019 to 12/31/2019	5.266671	6.433183	2,425,811
01/01/2020 to 12/31/2020	6.433183	6.746579	2,354,456
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.988425	9.783548	42,984
01/01/2012 to 12/31/2012	9.783548	10.096437	68,595
01/01/2013 to 12/31/2013	10.096437	10.096845	264,062
01/01/2014 to 12/31/2014	10.096845	10.086975	291,379
01/01/2015 to 12/31/2015	10.086975	9.909568	255,959
01/01/2016 to 12/31/2016	9.909568	10.103215	229,576
01/01/2017 to 12/31/2017	10.103215	10.121009	199,637
01/01/2018 to 12/31/2018	10.121009	10.048326	202,774
01/01/2019 to 12/31/2019	10.048326	10.393934	176,699
01/01/2020 to 12/31/2020	10.393934	10.492937	210,359

	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	42.810934	43.841347	52,369
01/01/2012 to 12/31/2012	43.841347	48.584846	48,363
01/01/2013 to 12/31/2013	48.584846	57.768102	46,155
01/01/2014 to 12/31/2014	57.768102	62.978423	36,121
01/01/2015 to 12/31/2015	62.978423	63.686941	37,501
01/01/2016 to 12/31/2016	63.686941	67.202813	66,471
01/01/2017 to 12/31/2017	67.202813	76.303804	72,959
01/01/2018 to 12/31/2018	76.303804	72.403910	55,480
01/01/2019 to 12/31/2019	72.403910	87.835776	54,865
01/01/2020 to 12/31/2020	87.835776	101.976788	42,779
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.435676	3.251478	14,428,600
01/01/2012 to 12/31/2012	3.251478	3.619636	13,442,678
01/01/2013 to 12/31/2013	3.619636	4.771904	12,073,111
01/01/2014 to 12/31/2014	4.771904	5.205753	10,316,787
01/01/2015 to 12/31/2015	5.205753	5.256443	8,900,843
01/01/2016 to 12/31/2016	5.256443	5.562964	7,655,650
01/01/2017 to 12/31/2017	5.562964	6.533945	6,613,023
01/01/2018 to 12/31/2018	6.533945	6.436031	5,297,788
01/01/2019 to 12/31/2019	6.436031	8.312165	4,288,061
01/01/2020 to 12/31/2020	8.312165	9.118417	3,885,961
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.488089	3.304179	9,157,539
01/01/2012 to 12/31/2012	3.304179	3.681063	8,265,423
01/01/2013 to 12/31/2013	3.681063	4.859065	7,131,094
01/01/2014 to 12/31/2014	4.859065	5.305304	5,788,282
01/01/2015 to 12/31/2015	5.305304	5.363514	5,044,365
01/01/2016 to 12/31/2016	5.363514	5.681410	4,572,849
01/01/2017 to 12/31/2017	5.681410	6.679271	3,976,541
01/01/2018 to 12/31/2018	6.679271	6.586029	3,171,279
01/01/2019 to 12/31/2019	6.586029	8.514163	2,661,655
01/01/2020 to 12/31/2020	8.514163	9.349129	2,460,938
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	6.799357	6.738930	635,085
01/01/2012 to 12/31/2012	6.738930	7.554984	615,818
01/01/2013 to 12/31/2013	7.554984	10.029034	561,010
01/01/2014 to 12/31/2014	10.029034	11.253303	523,862
01/01/2015 to 12/31/2015	11.253303	11.624575	461,018
01/01/2016 to 12/31/2016	11.624575	12.442880	435,992
01/01/2017 to 12/31/2017	12.442880	14.999758	393,428
01/01/2018 to 12/31/2018	14.999758	13.889781	310,672
01/01/2019 to 12/31/2019	13.889781	18.098249	269,038
01/01/2020 to 12/31/2020	18.098249	21.849898	229,738
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	14.501833	13.535474	1,738,076
01/01/2012 to 12/31/2012	13.535474	16.857347	1,628,498
01/01/2013 to 12/31/2013	16.857347	17.255471	1,563,157
01/01/2014 to 12/31/2014	17.255471	19.321328	1,425,219
01/01/2015 to 12/31/2015	19.321328	18.832715	1,272,812
01/01/2016 to 12/31/2016	18.832715	18.780048	1,073,082
01/01/2017 to 12/31/2017	18.780048	20.560829	949,535
01/01/2018 to 12/31/2018	20.560829	18.567247	817,084
01/01/2019 to 12/31/2019	18.567247	22.908877	664,469
01/01/2020 to 12/31/2020	22.908877	21.510060	656,110
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.526146	45.459426	91,328
01/01/2012 to 12/31/2012	45.459426	49.741859	89,237
01/01/2013 to 12/31/2013	49.741859	65.122115	80,346
01/01/2014 to 12/31/2014	65.122115	71.379172	67,594
01/01/2015 to 12/31/2015	71.379172	72.400642	62,685
01/01/2016 to 12/31/2016	72.400642	75.264286	62,212
01/01/2017 to 12/31/2017	75.264286	92.959307	50,270
01/01/2018 to 12/31/2018	92.959307	86.468092	43,932
01/01/2019 to 12/31/2019	86.468092	113.549579	34,741
01/01/2020 to 12/31/2020	113.549579	147.477271	30,700

	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.041480	1.730480	19,922,850
01/01/2012 to 12/31/2012	1.730480	2.210992	19,008,139
01/01/2013 to 12/31/2013	2.210992	2.852131	17,989,537
01/01/2014 to 12/31/2014	2.852131	2.656271	17,077,648
01/01/2015 to 12/31/2015	2.656271	2.507159	16,259,221
01/01/2016 to 12/31/2016	2.507159	2.681175	14,767,445
01/01/2017 to 12/31/2017	2.681175	3.457129	12,260,814
01/01/2018 to 12/31/2018	3.457129	2.598141	11,228,756
01/01/2019 to 12/31/2019	2.598141	3.198180	9,963,017
01/01/2020 to 12/31/2020	3.198180	3.323341	9,728,088
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.059983	1.748928	2,304,971
01/01/2012 to 12/31/2012	1.748928	2.234895	1,977,106
01/01/2013 to 12/31/2013	2.234895	2.886460	1,810,363
01/01/2014 to 12/31/2014	2.886460	2.691791	1,582,003
01/01/2015 to 12/31/2015	2.691791	2.542495	1,372,880
01/01/2016 to 12/31/2016	2.542495	2.722288	1,295,754
01/01/2017 to 12/31/2017	2.722288	3.512722	1,296,215
01/01/2018 to 12/31/2018	3.512722	2.643626	1,138,998
01/01/2019 to 12/31/2019	2.643626	3.256283	1,040,761
01/01/2020 to 12/31/2020	3.256283	3.387738	1,008,491
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010755	1.049792	2,453,823
01/01/2013 to 12/31/2013	1.049792	1.057101	1,846,638
01/01/2014 to 12/31/2014	1.057101	1.103334	2,527,356
01/01/2015 to 12/31/2015	1.103334	1.044856	2,051,711
01/01/2016 to 12/31/2016	1.044856	1.153930	2,352,337
01/01/2017 to 12/31/2017	1.153930	1.254851	1,845,388
01/01/2018 to 12/31/2018	1.254851	1.160605	1,563,850
01/01/2019 to 12/31/2019	1.160605	1.322644	1,261,977
01/01/2020 to 12/31/2020	1.322644	1.440011	986,650
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.341051	17.513241	334,600
01/01/2012 to 12/31/2012	17.513241	20.977864	346,506
01/01/2013 to 12/31/2013	20.977864	26.360787	421,028
01/01/2014 to 12/31/2014	26.360787	26.617648	402,503
01/01/2015 to 12/31/2015	26.617648	27.348883	375,756
01/01/2016 to 12/31/2016	27.348883	27.098636	415,654
01/01/2017 to 12/31/2017	27.098636	36.630686	320,124
01/01/2018 to 12/31/2018	36.630686	31.449990	281,170
01/01/2019 to 12/31/2019	31.449990	40.904660	236,763
01/01/2020 to 12/31/2020	40.904660	51.589480	196,064
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.182058	8.451242	106,201
01/01/2012 to 12/31/2012	8.451242	10.209960	129,095
01/01/2013 to 04/26/2013	10.209960	10.862886	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.627539	1.591574	1,733,598
01/01/2012 to 12/31/2012	1.591574	1.860107	1,820,244
01/01/2013 to 12/31/2013	1.860107	2.577615	1,685,344
01/01/2014 to 12/31/2014	2.577615	2.749723	1,646,707
01/01/2015 to 12/31/2015	2.749723	2.671809	1,263,866
01/01/2016 to 12/31/2016	2.671809	2.943276	1,154,799
01/01/2017 to 12/31/2017	2.943276	3.646804	1,000,128
01/01/2018 to 12/31/2018	3.646804	3.278723	743,618
01/01/2019 to 12/31/2019	3.278723	4.032391	655,480
01/01/2020 to 12/31/2020	4.032391	6.248893	587,774
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.526895	0.522037	4,698,221
01/01/2012 to 12/31/2012	0.522037	0.596318	9,104,119
01/01/2013 to 12/31/2013	0.596318	0.806037	7,543,557
01/01/2014 to 12/31/2014	0.806037	0.866489	6,885,962
01/01/2015 to 12/31/2015	0.866489	0.946861	6,508,237
01/01/2016 to 12/31/2016	0.946861	0.934819	5,847,551
01/01/2017 to 12/31/2017	0.934819	1.265993	4,238,290
01/01/2018 to 12/31/2018	1.265993	1.252864	3,298,263
01/01/2019 to 12/31/2019	1.252864	1.641003	2,671,125
01/01/2020 to 12/31/2020	1.641003	2.536735	2,196,352
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.620409	8.404385	230,490
01/01/2012 to 04/27/2012	8.404385	9.462599	0

	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.530733	0.526288	2,433,704
01/01/2012 to 12/31/2012	0.526288	0.601288	2,900,310
01/01/2013 to 12/31/2013	0.601288	0.813772	2,351,047
01/01/2014 to 12/31/2014	0.813772	0.875720	2,117,452
01/01/2015 to 12/31/2015	0.875720	0.958032	1,569,240
01/01/2016 to 12/31/2016	0.958032	0.946952	1,468,315
01/01/2017 to 12/31/2017	0.946952	1.283670	1,274,132
01/01/2018 to 12/31/2018	1.283670	1.271736	1,295,581
01/01/2019 to 12/31/2019	1.271736	1.666603	1,280,633
01/01/2020 to 12/31/2020	1.666603	2.579981	1,087,588
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012809	1.051842	295,712
01/01/2013 to 12/31/2013	1.051842	1.154057	1,199,890
01/01/2014 to 12/31/2014	1.154057	1.220445	1,584,843
01/01/2015 to 12/31/2015	1.220445	1.217280	1,724,674
01/01/2016 to 12/31/2016	1.217280	1.238294	1,599,728
01/01/2017 to 12/31/2017	1.238294	1.428084	1,701,035
01/01/2018 to 12/31/2018	1.428084	1.310200	1,611,856
01/01/2019 to 12/31/2019	1.310200	1.514277	1,293,146
01/01/2020 to 12/31/2020	1.514277	1.679932	1,194,741
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996884	1.042205	33,704
01/01/2015 to 12/31/2015	1.042205	1.020154	198,970
01/01/2016 to 12/31/2016	1.020154	1.028607	87,911
01/01/2017 to 12/31/2017	1.028607	1.174371	69,856
01/01/2018 to 04/30/2018	1.174371	1.146187	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.780628	0.796782	3,431,654
01/01/2012 to 12/31/2012	0.796782	0.933397	4,177,761
01/01/2013 to 12/31/2013	0.933397	1.343504	6,346,973
01/01/2014 to 12/31/2014	1.343504	1.579066	16,138,498
01/01/2015 to 12/31/2015	1.579066	1.498003	16,008,296
01/01/2016 to 12/31/2016	1.498003	1.520570	13,006,488
01/01/2017 to 12/31/2017	1.520570	1.779947	10,676,335
01/01/2018 to 12/31/2018	1.779947	1.635296	8,253,270
01/01/2019 to 12/31/2019	1.635296	1.997616	6,964,684
01/01/2020 to 12/31/2020	1.997616	2.611157	5,532,849
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	167.100753	152.730026	89,343
01/01/2012 to 12/31/2012	152.730026	184.967587	82,277
01/01/2013 to 12/31/2013	184.967587	235.488419	70,607
01/01/2014 to 04/25/2014	235.488419	245.408811	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.173739	6.569951	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.664107	0.603415	5,224,014
01/01/2012 to 12/31/2012	0.603415	0.707228	4,626,180
01/01/2013 to 12/31/2013	0.707228	1.019695	4,275,413
01/01/2014 to 12/31/2014	1.019695	1.199007	5,305,049
01/01/2015 to 12/31/2015	1.199007	1.138046	4,993,420
01/01/2016 to 12/31/2016	1.138046	1.156946	4,753,687
01/01/2017 to 12/31/2017	1.156946	1.355840	4,116,700
01/01/2018 to 12/31/2018	1.355840	1.247222	3,559,117
01/01/2019 to 12/31/2019	1.247222	1.524625	3,127,066
01/01/2020 to 12/31/2020	1.524625	1.993939	2,438,516
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.624066	0.664170	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	13.185557	14.515793	124,802
01/01/2014 to 12/31/2014	14.515793	14.847351	110,411
01/01/2015 to 12/31/2015	14.847351	14.857789	111,373
01/01/2016 to 12/31/2016	14.857789	15.389559	101,749
01/01/2017 to 12/31/2017	15.389559	18.708577	94,301
01/01/2018 to 12/31/2018	18.708577	17.497103	81,979
01/01/2019 to 12/31/2019	17.497103	22.058067	72,934
01/01/2020 to 12/31/2020	22.058067	25.029828	70,087
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.175256	11.283513	254,207
01/01/2012 to 12/31/2012	11.283513	12.547281	232,617
01/01/2013 to 04/26/2013	12.547281	13.107714	0

	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.725842	3.695806	2,896,934
01/01/2012 to 12/31/2012	3.695806	4.174605	2,797,182
01/01/2013 to 12/31/2013	4.174605	5.805914	2,450,471
01/01/2014 to 12/31/2014	5.805914	5.940522	2,268,835
01/01/2015 to 12/31/2015	5.940522	5.770284	1,927,014
01/01/2016 to 12/31/2016	5.770284	6.786550	1,682,642
01/01/2017 to 12/31/2017	6.786550	7.712703	1,411,196
01/01/2018 to 12/31/2018	7.712703	6.762814	1,222,572
01/01/2019 to 12/31/2019	6.762814	8.372050	1,019,439
01/01/2020 to 12/31/2020	8.372050	9.251464	923,601
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.775484	3.748848	2,234,996
01/01/2012 to 12/31/2012	3.748848	4.238650	1,932,205
01/01/2013 to 12/31/2013	4.238650	5.900929	1,637,609
01/01/2014 to 12/31/2014	5.900929	6.043518	1,373,009
01/01/2015 to 12/31/2015	6.043518	5.876397	1,205,185
01/01/2016 to 12/31/2016	5.876397	6.918149	1,092,257
01/01/2017 to 12/31/2017	6.918149	7.870060	913,950
01/01/2018 to 12/31/2018	7.870060	6.907794	770,517
01/01/2019 to 12/31/2019	6.907794	8.559896	703,232
01/01/2020 to 12/31/2020	8.559896	9.468525	655,092
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.097485	1.114747	8,804,707
01/01/2012 to 12/31/2012	1.114747	1.221981	8,344,641
01/01/2013 to 12/31/2013	1.221981	1.792445	7,109,158
01/01/2014 to 12/31/2014	1.792445	1.788512	6,668,750
01/01/2015 to 12/31/2015	1.788512	1.793296	5,829,321
01/01/2016 to 12/31/2016	1.793296	1.879996	4,885,892
01/01/2017 to 12/31/2017	1.879996	2.354469	3,655,164
01/01/2018 to 12/31/2018	2.354469	2.333903	2,576,261
01/01/2019 to 12/31/2019	2.333903	2.918858	2,173,151
01/01/2020 to 12/31/2020	2.918858	3.867726	1,915,223
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.600271	1.697236	12,692,881
01/01/2012 to 12/31/2012	1.697236	1.738545	11,872,842
01/01/2013 to 12/31/2013	1.738545	1.675156	11,140,902
01/01/2014 to 12/31/2014	1.675156	1.746721	10,354,142
01/01/2015 to 12/31/2015	1.746721	1.728294	9,461,704
01/01/2016 to 12/31/2016	1.728294	1.745097	9,295,069
01/01/2017 to 12/31/2017	1.745097	1.776335	8,456,579
01/01/2018 to 12/31/2018	1.776335	1.747989	7,321,559
01/01/2019 to 12/31/2019	1.747989	1.872067	6,626,977
01/01/2020 to 12/31/2020	1.872067	1.980406	6,292,149
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.786577	1.727558	8,180,412
01/01/2012 to 12/31/2012	1.727558	2.003639	7,850,227
01/01/2013 to 12/31/2013	2.003639	2.631009	6,987,376
01/01/2014 to 12/31/2014	2.631009	2.840871	6,332,366
01/01/2015 to 12/31/2015	2.840871	2.734769	5,626,168
01/01/2016 to 12/31/2016	2.734769	3.247942	5,341,693
01/01/2017 to 12/31/2017	3.247942	3.712717	4,836,926
01/01/2018 to 12/31/2018	3.712717	3.247662	4,130,591
01/01/2019 to 12/31/2019	3.247662	4.031371	3,657,820
01/01/2020 to 12/31/2020	4.031371	4.509364	3,506,245
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.320550	1.140350	12,644,141
01/01/2012 to 12/31/2012	1.140350	1.330424	12,198,755
01/01/2013 to 12/31/2013	1.330424	1.598255	12,030,354
01/01/2014 to 12/31/2014	1.598255	1.480953	11,406,836
01/01/2015 to 12/31/2015	1.480953	1.445284	11,041,060
01/01/2016 to 12/31/2016	1.445284	1.443047	10,229,160
01/01/2017 to 12/31/2017	1.443047	1.777618	9,094,266
01/01/2018 to 12/31/2018	1.777618	1.509776	8,441,398
01/01/2019 to 12/31/2019	1.509776	1.814160	7,371,517
01/01/2020 to 12/31/2020	1.814160	1.929223	7,090,231

	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.810504	11.322879	22,636
01/01/2014 to 12/31/2014	11.322879	12.230024	151,324
01/01/2015 to 12/31/2015	12.230024	11.943678	206,060
01/01/2016 to 12/31/2016	11.943678	12.322059	113,491
01/01/2017 to 12/31/2017	12.322059	14.074952	126,935
01/01/2018 to 12/31/2018	14.074952	12.913469	116,578
01/01/2019 to 12/31/2019	12.913469	15.537379	83,876
01/01/2020 to 12/31/2020	15.537379	16.366504	84,711
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.859058	1.759057	7,083,192
01/01/2012 to 12/31/2012	1.759057	2.017956	6,627,772
01/01/2013 to 12/31/2013	2.017956	2.756577	5,695,781
01/01/2014 to 12/31/2014	2.756577	2.855356	5,140,275
01/01/2015 to 12/31/2015	2.855356	2.695922	4,566,566
01/01/2016 to 12/31/2016	2.695922	3.223762	4,511,801
01/01/2017 to 12/31/2017	3.223762	3.645632	3,976,563
01/01/2018 to 12/31/2018	3.645632	3.200761	3,380,661
01/01/2019 to 12/31/2019	3.200761	3.964825	2,863,515
01/01/2020 to 12/31/2020	3.964825	4.677723	2,638,588
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	4.061293	4.080605	4,965,282
01/01/2012 to 12/31/2012	4.080605	4.656057	4,636,123
01/01/2013 to 12/31/2013	4.656057	6.061857	4,378,795
01/01/2014 to 12/31/2014	6.061857	6.777490	4,204,531
01/01/2015 to 12/31/2015	6.777490	6.761188	3,782,636
01/01/2016 to 12/31/2016	6.761188	7.444672	3,377,579
01/01/2017 to 12/31/2017	7.444672	8.922396	3,031,215
01/01/2018 to 12/31/2018	8.922396	8.393727	2,629,081
01/01/2019 to 12/31/2019	8.393727	10.853517	2,185,607
01/01/2020 to 12/31/2020	10.853517	12.641653	1,969,807
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.504287	1.327790	16,001,332
01/01/2012 to 12/31/2012	1.327790	1.531828	15,710,781
01/01/2013 to 12/31/2013	1.531828	1.805930	14,867,014
01/01/2014 to 12/31/2014	1.805930	1.661213	14,080,060
01/01/2015 to 12/31/2015	1.661213	1.613090	12,713,661
01/01/2016 to 12/31/2016	1.613090	1.580687	11,959,932
01/01/2017 to 12/31/2017	1.580687	2.002625	10,066,157
01/01/2018 to 12/31/2018	2.002625	1.702535	8,781,493
01/01/2019 to 12/31/2019	1.702535	2.159616	7,750,765
01/01/2020 to 12/31/2020	2.159616	2.412750	6,941,914
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	4.714789	4.761614	2,145,221
01/01/2012 to 12/31/2012	4.761614	5.239168	1,919,764
01/01/2013 to 12/31/2013	5.239168	6.147758	1,903,436
01/01/2014 to 12/31/2014	6.147758	6.585762	1,554,307
01/01/2015 to 12/31/2015	6.585762	6.484445	1,346,729
01/01/2016 to 12/31/2016	6.484445	6.982287	1,406,642
01/01/2017 to 12/31/2017	6.982287	7.742577	1,233,011
01/01/2018 to 12/31/2018	7.742577	7.208922	1,082,159
01/01/2019 to 12/31/2019	7.208922	8.556725	970,440
01/01/2020 to 12/31/2020	8.556725	9.261216	744,074
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.128063	1.138050	7,638,778
01/01/2012 to 12/31/2012	1.138050	1.282124	7,535,088
01/01/2013 to 12/31/2013	1.282124	1.669829	7,680,817
01/01/2014 to 12/31/2014	1.669829	1.810886	7,447,492
01/01/2015 to 12/31/2015	1.810886	1.679579	6,509,839
01/01/2016 to 12/31/2016	1.679579	1.960846	5,278,707
01/01/2017 to 12/31/2017	1.960846	2.080999	4,645,071
01/01/2018 to 04/30/2018	2.080999	2.008560	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.137833	1.148780	2,716,260
01/01/2012 to 12/31/2012	1.148780	1.296126	2,423,737
01/01/2013 to 12/31/2013	1.296126	1.689864	2,290,622
01/01/2014 to 12/31/2014	1.689864	1.834088	1,817,155
01/01/2015 to 12/31/2015	1.834088	1.703117	1,476,948
01/01/2016 to 12/31/2016	1.703117	1.989054	1,187,415
01/01/2017 to 12/31/2017	1.989054	2.114129	1,097,512
01/01/2018 to 04/30/2018	2.114129	2.041430	0

	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.226916	1.220666	9,064,226
01/01/2012 to 12/31/2012	1.220666	1.403545	8,561,645
01/01/2013 to 12/31/2013	1.403545	1.878482	10,244,830
01/01/2014 to 12/31/2014	1.878482	2.053138	9,377,152
01/01/2015 to 12/31/2015	2.053138	2.022264	8,534,333
01/01/2016 to 12/31/2016	2.022264	2.280929	7,611,336
01/01/2017 to 12/31/2017	2.280929	2.651380	6,771,351
01/01/2018 to 12/31/2018	2.651380	2.352484	8,609,214
01/01/2019 to 12/31/2019	2.352484	3.019669	7,297,744
01/01/2020 to 12/31/2020	3.019669	3.094222	6,358,148
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.702936	2.501500	803,212
01/01/2012 to 12/31/2012	2.501500	2.855308	683,458
01/01/2013 to 04/26/2013	2.855308	3.146064	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.958528	8.807874	199,418
01/01/2012 to 12/31/2012	8.807874	9.918288	200,388
01/01/2013 to 04/26/2013	9.918288	10.873226	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.241225	1.236950	6,112,907
01/01/2012 to 12/31/2012	1.236950	1.423187	5,105,383
01/01/2013 to 12/31/2013	1.423187	1.908259	5,444,232
01/01/2014 to 12/31/2014	1.908259	2.086930	4,643,747
01/01/2015 to 12/31/2015	2.086930	2.057487	4,090,641
01/01/2016 to 12/31/2016	2.057487	2.322803	3,776,355
01/01/2017 to 12/31/2017	2.322803	2.705043	3,322,214
01/01/2018 to 12/31/2018	2.705043	2.401154	3,906,061
01/01/2019 to 12/31/2019	2.401154	3.085912	3,399,305
01/01/2020 to 12/31/2020	3.085912	3.164831	3,112,868
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.745099	2.542878	763,367
01/01/2012 to 12/31/2012	2.542878	2.905509	671,437
01/01/2013 to 04/26/2013	2.905509	3.202514	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.547910	1.424325	3,605,437
01/01/2012 to 12/31/2012	1.424325	1.538642	3,510,961
01/01/2013 to 12/31/2013	1.538642	2.114622	2,945,655
01/01/2014 to 12/31/2014	2.114622	2.111644	2,665,164
01/01/2015 to 12/31/2015	2.111644	1.982652	2,411,862
01/01/2016 to 12/31/2016	1.982652	1.794162	2,293,181
01/01/2017 to 12/31/2017	1.794162	2.481628	2,035,403
01/01/2018 to 12/31/2018	2.481628	2.702118	1,560,224
01/01/2019 to 12/31/2019	2.702118	3.743164	1,405,440
01/01/2020 to 12/31/2020	3.743164	9.366121	1,190,073
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.677123	1.749284	6,038,408
01/01/2012 to 12/31/2012	1.749284	1.897831	5,748,262
01/01/2013 to 12/31/2013	1.897831	2.592604	6,811,994
01/01/2014 to 12/31/2014	2.592604	2.555260	6,014,242
01/01/2015 to 12/31/2015	2.555260	2.535641	5,333,440
01/01/2016 to 12/31/2016	2.535641	2.967726	4,790,605
01/01/2017 to 12/31/2017	2.967726	3.388288	4,151,235
01/01/2018 to 12/31/2018	3.388288	3.115363	3,569,110
01/01/2019 to 12/31/2019	3.115363	3.985382	3,118,080
01/01/2020 to 12/31/2020	3.985382	4.915144	2,684,066
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.595336	1.493923	5,074,869
01/01/2012 to 12/31/2012	1.493923	1.554812	5,137,719
01/01/2013 to 04/26/2013	1.554812	1.687184	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.691226	1.764859	10,583,644
01/01/2012 to 12/31/2012	1.764859	1.917318	9,269,060
01/01/2013 to 12/31/2013	1.917318	2.622717	9,618,942
01/01/2014 to 12/31/2014	2.622717	2.587784	8,182,844
01/01/2015 to 12/31/2015	2.587784	2.569145	7,032,523
01/01/2016 to 12/31/2016	2.569145	3.010641	6,384,570
01/01/2017 to 12/31/2017	3.010641	3.441060	5,544,495
01/01/2018 to 12/31/2018	3.441060	3.167250	4,805,936
01/01/2019 to 12/31/2019	3.167250	4.054256	4,188,155
01/01/2020 to 12/31/2020	4.054256	5.008214	3,760,144

	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999843	1.037377	0
01/01/2015 to 12/31/2015	1.037377	0.969349	226,538
01/01/2016 to 12/31/2016	0.969349	1.064855	1,173,084
01/01/2017 to 12/31/2017	1.064855	1.185329	542,681
01/01/2018 to 12/31/2018	1.185329	1.082749	606,283
01/01/2019 to 12/31/2019	1.082749	1.305787	423,302
01/01/2020 to 12/31/2020	1.305787	1.443752	267,403
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	14.042861	15.429350	1,478,334
01/01/2012 to 12/31/2012	15.429350	16.644782	1,534,108
01/01/2013 to 12/31/2013	16.644782	14.928300	1,321,877
01/01/2014 to 12/31/2014	14.928300	15.184566	1,156,482
01/01/2015 to 12/31/2015	15.184566	14.544119	1,058,374
01/01/2016 to 12/31/2016	14.544119	15.094395	964,423
01/01/2017 to 12/31/2017	15.094395	15.439726	882,190
01/01/2018 to 12/31/2018	15.439726	14.894543	768,107
01/01/2019 to 12/31/2019	14.894543	15.941993	671,031
01/01/2020 to 12/31/2020	15.941993	17.578177	605,467
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.679247	1.712715	51,688,809
01/01/2012 to 12/31/2012	1.712715	1.849991	50,228,050
01/01/2013 to 12/31/2013	1.849991	1.793809	48,142,919
01/01/2014 to 12/31/2014	1.793809	1.847632	42,268,664
01/01/2015 to 12/31/2015	1.847632	1.826598	38,135,576
01/01/2016 to 12/31/2016	1.826598	1.852836	33,446,763
01/01/2017 to 12/31/2017	1.852836	1.914145	31,454,504
01/01/2018 to 12/31/2018	1.914145	1.887790	28,176,473
01/01/2019 to 12/31/2019	1.887790	2.024118	25,185,717
01/01/2020 to 12/31/2020	2.024118	2.171258	23,916,370
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216792	10.772061	13,227
01/01/2014 to 12/31/2014	10.772061	11.569062	20,435
01/01/2015 to 12/31/2015	11.569062	11.293672	89,062
01/01/2016 to 12/31/2016	11.293672	11.674289	80,956
01/01/2017 to 12/31/2017	11.674289	13.442154	70,586
01/01/2018 to 04/30/2018	13.442154	12.866802	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010787	1.069986	744,411
01/01/2013 to 12/31/2013	1.069986	1.164699	1,141,121
01/01/2014 to 12/31/2014	1.164699	1.240488	1,344,571
01/01/2015 to 12/31/2015	1.240488	1.215525	1,261,639
01/01/2016 to 12/31/2016	1.215525	1.269555	1,369,335
01/01/2017 to 12/31/2017	1.269555	1.434500	1,015,943
01/01/2018 to 12/31/2018	1.434500	1.284378	1,547,239
01/01/2019 to 12/31/2019	1.284378	1.542578	1,231,649
01/01/2020 to 12/31/2020	1.542578	1.557031	1,169,441
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.837243	11.826333	2,295,992
01/01/2012 to 12/31/2012	11.826333	13.192105	2,273,830
01/01/2013 to 12/31/2013	13.192105	14.727689	2,145,626
01/01/2014 to 12/31/2014	14.727689	15.405455	2,065,951
01/01/2015 to 12/31/2015	15.405455	14.930336	1,925,840
01/01/2016 to 12/31/2016	14.930336	15.613316	1,714,675
01/01/2017 to 12/31/2017	15.613316	17.883238	1,334,141
01/01/2018 to 12/31/2018	17.883238	16.525120	1,202,376
01/01/2019 to 12/31/2019	16.525120	19.539556	1,040,113
01/01/2020 to 12/31/2020	19.539556	21.213772	948,438
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.409837	11.039492	1,206,145
01/01/2012 to 12/31/2012	11.039492	12.553057	1,390,683
01/01/2013 to 12/31/2013	12.553057	14.652224	1,752,478
01/01/2014 to 12/31/2014	14.652224	15.263817	1,656,211
01/01/2015 to 12/31/2015	15.263817	14.740578	1,586,645
01/01/2016 to 12/31/2016	14.740578	15.574497	1,448,757
01/01/2017 to 12/31/2017	15.574497	18.420261	1,283,933
01/01/2018 to 12/31/2018	18.420261	16.615811	1,085,057
01/01/2019 to 12/31/2019	16.615811	20.112326	906,121
01/01/2020 to 12/31/2020	20.112326	22.018864	855,445

	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.455137	1.419325	8,511,932
01/01/2012 to 12/31/2012	1.419325	1.665020	8,403,729
01/01/2013 to 12/31/2013	1.665020	2.284107	13,350,267
01/01/2014 to 12/31/2014	2.284107	2.457279	11,761,729
01/01/2015 to 12/31/2015	2.457279	2.684552	10,414,879
01/01/2016 to 12/31/2016	2.684552	2.694506	9,865,884
01/01/2017 to 12/31/2017	2.694506	3.555516	7,911,161
01/01/2018 to 12/31/2018	3.555516	3.474077	6,525,717
01/01/2019 to 12/31/2019	3.474077	4.484922	5,529,337
01/01/2020 to 12/31/2020	4.484922	6.058023	4,433,306
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.709498	0.631997	12,400,634
01/01/2012 to 12/31/2012	0.631997	0.700440	12,173,876
01/01/2013 to 04/26/2013	0.700440	0.733048	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.074392	1.044634	23,527,949
01/01/2012 to 12/31/2012	1.044634	1.173923	22,637,124
01/01/2013 to 12/31/2013	1.173923	1.584999	19,740,349
01/01/2014 to 12/31/2014	1.584999	1.767039	17,770,271
01/01/2015 to 12/31/2015	1.767039	1.863410	15,940,030
01/01/2016 to 12/31/2016	1.863410	1.956604	13,855,793
01/01/2017 to 12/31/2017	1.956604	2.412900	11,288,422
01/01/2018 to 12/31/2018	2.412900	2.332892	9,260,285
01/01/2019 to 12/31/2019	2.332892	3.022715	7,593,137
01/01/2020 to 12/31/2020	3.022715	3.702713	5,991,078
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.877077	1.882513	3,174,110
01/01/2012 to 12/31/2012	1.882513	2.156924	3,415,583
01/01/2013 to 12/31/2013	2.156924	3.074116	3,460,995
01/01/2014 to 12/31/2014	3.074116	3.240949	3,234,047
01/01/2015 to 12/31/2015	3.240949	3.282830	3,225,675
01/01/2016 to 12/31/2016	3.282830	3.617937	3,120,725
01/01/2017 to 12/31/2017	3.617937	4.382670	2,663,173
01/01/2018 to 12/31/2018	4.382670	4.038498	2,251,236
01/01/2019 to 12/31/2019	4.038498	5.303278	1,960,707
01/01/2020 to 12/31/2020	5.303278	6.503004	1,593,503
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.577824	2.378328	8,641,192
01/01/2012 to 04/27/2012	2.378328	2.632222	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.619431	2.697291	7,948,204
01/01/2013 to 12/31/2013	2.697291	3.474526	7,324,319
01/01/2014 to 12/31/2014	3.474526	3.766024	6,401,216
01/01/2015 to 12/31/2015	3.766024	3.388596	5,895,829
01/01/2016 to 12/31/2016	3.388596	3.869219	5,091,045
01/01/2017 to 12/31/2017	3.869219	4.187521	4,294,442
01/01/2018 to 12/31/2018	4.187521	3.719355	3,626,466
01/01/2019 to 12/31/2019	3.719355	4.742555	3,170,012
01/01/2020 to 12/31/2020	4.742555	5.046323	2,911,657
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.799742	10.985137	24,736
01/01/2013 to 12/31/2013	10.985137	10.368742	36,765
01/01/2014 to 12/31/2014	10.368742	11.024742	42,449
01/01/2015 to 12/31/2015	11.024742	10.945558	81,737
01/01/2016 to 12/31/2016	10.945558	10.962936	96,794
01/01/2017 to 12/31/2017	10.962936	11.119689	56,508
01/01/2018 to 12/31/2018	11.119689	10.984715	45,064
01/01/2019 to 12/31/2019	10.984715	11.672845	110,735
01/01/2020 to 12/31/2020	11.672845	12.424867	134,479
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.654651	2.777506	6,305,166
01/01/2012 to 12/31/2012	2.777506	3.055655	6,041,580
01/01/2013 to 12/31/2013	3.055655	3.045694	5,867,331
01/01/2014 to 12/31/2014	3.045694	3.170116	5,742,862
01/01/2015 to 12/31/2015	3.170116	3.071172	5,214,754
01/01/2016 to 12/31/2016	3.071172	3.288111	8,597,634
01/01/2017 to 12/31/2017	3.288111	3.508467	7,487,062
01/01/2018 to 12/31/2018	3.508467	3.328570	6,508,237
01/01/2019 to 12/31/2019	3.328570	3.758888	5,754,474
01/01/2020 to 12/31/2020	3.758888	3.961524	5,343,578

	American Forerunner - 1.15
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.384763	2.462675	10,915,476
01/01/2012 to 12/31/2012	2.462675	2.749556	9,761,695
01/01/2013 to 12/31/2013	2.749556	2.934995	9,557,836
01/01/2014 to 12/31/2014	2.934995	3.041545	8,273,993
01/01/2015 to 12/31/2015	3.041545	2.941389	7,530,655
01/01/2016 to 04/29/2016	2.941389	3.033280	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.695854	2.823025	4,262,919
01/01/2012 to 12/31/2012	2.823025	3.105846	3,730,139
01/01/2013 to 12/31/2013	3.105846	3.099043	3,613,391
01/01/2014 to 12/31/2014	3.099043	3.229003	3,088,967
01/01/2015 to 12/31/2015	3.229003	3.131579	2,807,932
01/01/2016 to 12/31/2016	3.131579	3.358141	4,734,814
01/01/2017 to 12/31/2017	3.358141	3.584944	4,196,304
01/01/2018 to 12/31/2018	3.584944	3.404969	3,929,838
01/01/2019 to 12/31/2019	3.404969	3.847283	3,630,302
01/01/2020 to 12/31/2020	3.847283	4.060776	3,357,820
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.809442	1.882997	8,244,775
01/01/2012 to 12/31/2012	1.882997	1.918083	8,023,520
01/01/2013 to 12/31/2013	1.918083	1.878986	7,687,549
01/01/2014 to 12/31/2014	1.878986	1.904868	7,023,472
01/01/2015 to 12/31/2015	1.904868	1.888870	6,313,781
01/01/2016 to 12/31/2016	1.888870	1.886342	5,703,892
01/01/2017 to 12/31/2017	1.886342	1.896085	5,282,417
01/01/2018 to 12/31/2018	1.896085	1.887361	4,733,493
01/01/2019 to 12/31/2019	1.887361	1.973623	4,078,933
01/01/2020 to 12/31/2020	1.973623	2.046824	4,154,179
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.837269	1.912249	4,970,870
01/01/2012 to 12/31/2012	1.912249	1.949764	4,378,472
01/01/2013 to 12/31/2013	1.949764	1.913025	4,238,077
01/01/2014 to 12/31/2014	1.913025	1.939636	3,601,223
01/01/2015 to 12/31/2015	1.939636	1.925089	3,239,848
01/01/2016 to 12/31/2016	1.925089	1.925884	3,120,466
01/01/2017 to 12/31/2017	1.925884	1.937614	2,824,378
01/01/2018 to 12/31/2018	1.937614	1.930731	2,813,198
01/01/2019 to 12/31/2019	1.930731	2.020872	2,545,688
01/01/2020 to 12/31/2020	2.020872	2.097770	2,399,459

	American Forerunner - 1.4
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	16.518743	17.283935	766,914
01/01/2012 to 12/31/2012	17.283935	17.958188	717,134
01/01/2013 to 12/31/2013	17.958188	17.326314	623,355
01/01/2014 to 12/31/2014	17.326314	17.987220	574,421
01/01/2015 to 12/31/2015	17.987220	17.785793	517,778
01/01/2016 to 12/31/2016	17.785793	18.054908	472,878
01/01/2017 to 12/31/2017	18.054908	18.457080	431,158
01/01/2018 to 12/31/2018	18.457080	18.069348	374,529
01/01/2019 to 12/31/2019	18.069348	19.485557	331,592
01/01/2020 to 12/31/2020	19.485557	21.084309	316,203
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	3.109521	2.479318	15,273,287
01/01/2012 to 12/31/2012	2.479318	2.889073	14,708,045
01/01/2013 to 12/31/2013	2.889073	3.654565	12,910,774
01/01/2014 to 12/31/2014	3.654565	3.680251	11,436,543
01/01/2015 to 12/31/2015	3.680251	3.638728	10,282,341
01/01/2016 to 12/31/2016	3.638728	3.663432	9,466,272
01/01/2017 to 12/31/2017	3.663432	4.548123	8,010,172
01/01/2018 to 12/31/2018	4.548123	4.011513	6,865,595
01/01/2019 to 12/31/2019	4.011513	5.202529	5,899,358
01/01/2020 to 12/31/2020	5.202529	6.654806	4,966,954

	American Forerunner - 1.4
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	15.697269	14.817433	8,165,753
01/01/2012 to 12/31/2012	14.817433	17.224367	7,480,294
01/01/2013 to 12/31/2013	17.224367	22.097830	6,447,511
01/01/2014 to 12/31/2014	22.097830	23.644784	5,521,900
01/01/2015 to 12/31/2015	23.644784	24.915100	4,785,264
01/01/2016 to 12/31/2016	24.915100	26.899759	4,237,312
01/01/2017 to 12/31/2017	26.899759	34.031897	3,559,230
01/01/2018 to 12/31/2018	34.031897	33.473147	2,797,709
01/01/2019 to 12/31/2019	33.473147	43.165584	2,388,640
01/01/2020 to 12/31/2020	43.165584	64.732113	1,890,893
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	10.459780	10.125901	6,406,090
01/01/2012 to 12/31/2012	10.125901	11.729933	5,781,068
01/01/2013 to 12/31/2013	11.729933	15.441850	5,100,985
01/01/2014 to 12/31/2014	15.441850	16.846519	4,356,036
01/01/2015 to 12/31/2015	16.846519	16.853967	3,828,466
01/01/2016 to 12/31/2016	16.853967	18.534439	3,405,994
01/01/2017 to 12/31/2017	18.534439	22.368498	2,909,359
01/01/2018 to 12/31/2018	22.368498	21.661683	2,323,873
01/01/2019 to 12/31/2019	21.661683	26.943520	2,015,248
01/01/2020 to 12/31/2020	26.943520	30.166709	1,835,517

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.137177	10.427165	0
01/01/2013 to 12/31/2013	10.427165	11.337229	0
01/01/2014 to 12/31/2014	11.337229	11.905492	0
01/01/2015 to 12/31/2015	11.905492	11.713876	0
01/01/2016 to 12/31/2016	11.713876	11.871062	0
01/01/2017 to 12/31/2017	11.871062	13.195047	0
01/01/2018 to 12/31/2018	13.195047	12.006747	0
01/01/2019 to 12/31/2019	12.006747	13.868456	0
01/01/2020 to 12/31/2020	13.868456	14.391518	0
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.679446	9.267807	0
01/01/2012 to 12/31/2012	9.267807	10.291548	0
01/01/2013 to 12/31/2013	10.291548	11.933413	0
01/01/2014 to 12/31/2014	11.933413	12.379902	0
01/01/2015 to 12/31/2015	12.379902	12.025044	0
01/01/2016 to 12/31/2016	12.025044	12.682100	0
01/01/2017 to 12/31/2017	12.682100	14.498349	0
01/01/2018 to 12/31/2018	14.498349	13.569653	0
01/01/2019 to 12/31/2019	13.569653	15.866417	0
01/01/2020 to 12/31/2020	15.866417	17.936772	0
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.206817	8.580581	0
01/01/2012 to 12/31/2012	8.580581	9.749123	0
01/01/2013 to 12/31/2013	9.749123	11.931630	0
01/01/2014 to 12/31/2014	11.931630	12.417566	0
01/01/2015 to 12/31/2015	12.417566	12.055523	0
01/01/2016 to 12/31/2016	12.055523	12.849736	0
01/01/2017 to 12/31/2017	12.849736	15.254390	0
01/01/2018 to 12/31/2018	15.254390	14.059773	0
01/01/2019 to 12/31/2019	14.059773	17.004760	0
01/01/2020 to 12/31/2020	17.004760	19.449173	0

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.919631	9.722805	0
01/01/2012 to 12/31/2012	9.722805	10.540983	0
01/01/2013 to 12/31/2013	10.540983	11.705836	0
01/01/2014 to 12/31/2014	11.705836	12.149013	0
01/01/2015 to 12/31/2015	12.149013	11.798346	0
01/01/2016 to 12/31/2016	11.798346	12.351057	0
01/01/2017 to 12/31/2017	12.351057	13.649611	0
01/01/2018 to 12/31/2018	13.649611	12.894996	0
01/01/2019 to 12/31/2019	12.894996	14.652485	0
01/01/2020 to 12/31/2020	14.652485	16.194835	0
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.061450	11.404244	262
01/01/2013 to 12/31/2013	11.404244	10.777728	0
01/01/2014 to 12/31/2014	10.777728	10.964671	0
01/01/2015 to 12/31/2015	10.964671	9.699167	0
01/01/2016 to 12/31/2016	9.699167	10.338376	0
01/01/2017 to 12/31/2017	10.338376	11.105457	0
01/01/2018 to 12/31/2018	11.105457	10.172823	0
01/01/2019 to 12/31/2019	10.172823	11.933579	0
01/01/2020 to 12/31/2020	11.933579	12.026266	0
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.158600	0.905236	123,471
01/01/2012 to 12/31/2012	0.905236	1.056931	114,296
01/01/2013 to 12/31/2013	1.056931	1.190452	0
01/01/2014 to 12/31/2014	1.190452	1.125609	0
01/01/2015 to 12/31/2015	1.125609	1.077216	0
01/01/2016 to 12/31/2016	1.077216	1.107001	0
01/01/2017 to 12/31/2017	1.107001	1.460842	0
01/01/2018 to 12/31/2018	1.460842	1.183219	0
01/01/2019 to 12/31/2019	1.183219	1.532573	0
01/01/2020 to 12/31/2020	1.532573	1.892817	0
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.180021	0.923732	109
01/01/2012 to 12/31/2012	0.923732	1.078772	0
01/01/2013 to 12/31/2013	1.078772	1.216730	0
01/01/2014 to 12/31/2014	1.216730	1.152249	0
01/01/2015 to 12/31/2015	1.152249	1.102972	0
01/01/2016 to 12/31/2016	1.102972	1.135524	0
01/01/2017 to 12/31/2017	1.135524	1.498798	0
01/01/2018 to 12/31/2018	1.498798	1.215374	0
01/01/2019 to 12/31/2019	1.215374	1.576116	0
01/01/2020 to 12/31/2020	1.576116	1.948223	0
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	4.247748	4.417546	9,161
01/01/2012 to 12/31/2012	4.417546	4.635563	0
01/01/2013 to 12/31/2013	4.635563	4.488992	0
01/01/2014 to 12/31/2014	4.488992	4.690361	0
01/01/2015 to 12/31/2015	4.690361	4.603930	0
01/01/2016 to 12/31/2016	4.603930	4.632805	0
01/01/2017 to 12/31/2017	4.632805	4.706700	0
01/01/2018 to 12/31/2018	4.706700	4.575397	0
01/01/2019 to 12/31/2019	4.575397	4.903430	0
01/01/2020 to 12/31/2020	4.903430	5.196272	0
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.783925	2.474117	26,959
01/01/2012 to 12/31/2012	2.474117	2.760575	25,026
01/01/2013 to 12/31/2013	2.760575	3.616082	12,778
01/01/2014 to 12/31/2014	3.616082	3.842878	0
01/01/2015 to 12/31/2015	3.842878	3.985222	0
01/01/2016 to 12/31/2016	3.985222	3.892721	0
01/01/2017 to 12/31/2017	3.892721	5.086756	0
01/01/2018 to 12/31/2018	5.086756	5.083719	0
01/01/2019 to 12/31/2019	5.083719	6.590144	0
01/01/2020 to 12/31/2020	6.590144	9.045109	0

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.821961	2.510454	16,073
01/01/2012 to 12/31/2012	2.510454	2.803630	12,201
01/01/2013 to 12/31/2013	2.803630	3.676382	0
01/01/2014 to 12/31/2014	3.676382	3.910857	0
01/01/2015 to 12/31/2015	3.910857	4.059370	0
01/01/2016 to 12/31/2016	4.059370	3.968758	0
01/01/2017 to 12/31/2017	3.968758	5.192406	0
01/01/2018 to 12/31/2018	5.192406	5.193651	0
01/01/2019 to 12/31/2019	5.193651	6.739999	0
01/01/2020 to 12/31/2020	6.739999	9.259019	0
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.894088	10.159794	196
01/01/2013 to 12/31/2013	10.159794	10.963277	0
01/01/2014 to 12/31/2014	10.963277	11.359176	0
01/01/2015 to 12/31/2015	11.359176	11.099891	0
01/01/2016 to 12/31/2016	11.099891	11.339552	0
01/01/2017 to 12/31/2017	11.339552	12.569868	0
01/01/2018 to 12/31/2018	12.569868	11.411538	0
01/01/2019 to 12/31/2019	11.411538	13.465731	0
01/01/2020 to 12/31/2020	13.465731	13.739749	0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.870731	1.830132	6,881
01/01/2012 to 12/31/2012	1.830132	1.790091	6,031
01/01/2013 to 12/31/2013	1.790091	1.751137	5,471
01/01/2014 to 12/31/2014	1.751137	1.713030	0
01/01/2015 to 12/31/2015	1.713030	1.675753	0
01/01/2016 to 12/31/2016	1.675753	1.641125	0
01/01/2017 to 12/31/2017	1.641125	1.615699	0
01/01/2018 to 12/31/2018	1.615699	1.604829	0
01/01/2019 to 12/31/2019	1.604829	1.599392	0
01/01/2020 to 12/31/2020	1.599392	1.567500	0
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	10.748847	11.625198	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	11.589659	9.873021	4,348
01/01/2012 to 12/31/2012	9.873021	11.273918	4,324
01/01/2013 to 12/31/2013	11.273918	14.282933	0
01/01/2014 to 12/31/2014	14.282933	14.683102	0
01/01/2015 to 12/31/2015	14.683102	14.075098	0
01/01/2016 to 12/31/2016	14.075098	15.005046	0
01/01/2017 to 12/31/2017	15.005046	18.046189	0
01/01/2018 to 12/31/2018	18.046189	15.874599	0
01/01/2019 to 12/31/2019	15.874599	19.796877	0
01/01/2020 to 12/31/2020	19.796877	23.027434	0
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.759076	11.877939	6,518
01/01/2012 to 12/31/2012	11.877939	12.684647	6,488
01/01/2013 to 12/31/2013	12.684647	12.940479	6,459
01/01/2014 to 12/31/2014	12.940479	13.224989	0
01/01/2015 to 12/31/2015	13.224989	12.861441	0
01/01/2016 to 12/31/2016	12.861441	13.151543	0
01/01/2017 to 12/31/2017	13.151543	13.758087	0
01/01/2018 to 12/31/2018	13.758087	13.105689	0
01/01/2019 to 12/31/2019	13.105689	14.325190	0
01/01/2020 to 12/31/2020	14.325190	15.346251	0
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.622079	11.488999	22,715
01/01/2012 to 12/31/2012	11.488999	12.525773	0
01/01/2013 to 12/31/2013	12.525773	13.591899	0
01/01/2014 to 12/31/2014	13.591899	13.951162	0
01/01/2015 to 12/31/2015	13.951162	13.501071	0
01/01/2016 to 12/31/2016	13.501071	14.011335	0
01/01/2017 to 12/31/2017	14.011335	15.166082	0
01/01/2018 to 12/31/2018	15.166082	14.181373	0
01/01/2019 to 12/31/2019	14.181373	16.036408	0
01/01/2020 to 12/31/2020	16.036408	17.418049	0

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.420563	11.019632	7,536
01/01/2012 to 12/31/2012	11.019632	12.205868	7,502
01/01/2013 to 12/31/2013	12.205868	14.087711	5,857
01/01/2014 to 12/31/2014	14.087711	14.477166	3,144
01/01/2015 to 12/31/2015	14.477166	13.982558	3,128
01/01/2016 to 12/31/2016	13.982558	14.650196	0
01/01/2017 to 12/31/2017	14.650196	16.443684	0
01/01/2018 to 12/31/2018	16.443684	15.098766	0
01/01/2019 to 12/31/2019	15.098766	17.639142	0
01/01/2020 to 12/31/2020	17.639142	19.644119	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.469607	9.100861	0
01/01/2012 to 12/31/2012	9.100861	10.337166	0
01/01/2013 to 04/26/2013	10.337166	11.100257	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.171458	12.665907	0
01/01/2014 to 04/25/2014	12.665907	12.582954	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.141773	10.488657	215
01/01/2012 to 12/31/2012	10.488657	11.837841	211
01/01/2013 to 12/31/2013	11.837841	14.395669	207
01/01/2014 to 12/31/2014	14.395669	14.818538	204
01/01/2015 to 12/31/2015	14.818538	14.250165	0
01/01/2016 to 12/31/2016	14.250165	15.074929	0
01/01/2017 to 12/31/2017	15.074929	17.573789	0
01/01/2018 to 12/31/2018	17.573789	15.794773	0
01/01/2019 to 12/31/2019	15.794773	19.117353	0
01/01/2020 to 12/31/2020	19.117353	21.803626	0
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	9.920830	10.325525	0
01/01/2013 to 12/31/2013	10.325525	11.551525	0
01/01/2014 to 12/31/2014	11.551525	12.390449	0
01/01/2015 to 12/31/2015	12.390449	11.625355	0
01/01/2016 to 12/31/2016	11.625355	12.323716	0
01/01/2017 to 12/31/2017	12.323716	14.266596	0
01/01/2018 to 12/31/2018	14.266596	12.927021	0
01/01/2019 to 12/31/2019	12.927021	15.625816	0
01/01/2020 to 12/31/2020	15.625816	17.198845	0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.603993	2.712786	2,441
01/01/2012 to 12/31/2012	2.712786	2.960762	2,656
01/01/2013 to 12/31/2013	2.960762	3.953802	1,029
01/01/2014 to 12/31/2014	3.953802	3.932499	1,029
01/01/2015 to 12/31/2015	3.932499	3.475107	0
01/01/2016 to 12/31/2016	3.475107	4.169554	0
01/01/2017 to 12/31/2017	4.169554	4.590581	0
01/01/2018 to 12/31/2018	4.590581	3.887643	0
01/01/2019 to 12/31/2019	3.887643	4.694449	0
01/01/2020 to 12/31/2020	4.694449	4.866649	0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.672064	2.786512	3,473
01/01/2012 to 12/31/2012	2.786512	3.044293	2,112
01/01/2013 to 12/31/2013	3.044293	4.069534	0
01/01/2014 to 12/31/2014	4.069534	4.051620	0
01/01/2015 to 12/31/2015	4.051620	3.583882	0
01/01/2016 to 12/31/2016	3.583882	4.304471	0
01/01/2017 to 12/31/2017	4.304471	4.743959	0
01/01/2018 to 12/31/2018	4.743959	4.021514	0
01/01/2019 to 12/31/2019	4.021514	4.860938	0
01/01/2020 to 12/31/2020	4.860938	5.044342	0
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.986988	9.714258	0
01/01/2012 to 12/31/2012	9.714258	9.919665	0
01/01/2013 to 12/31/2013	9.919665	9.816446	0
01/01/2014 to 12/31/2014	9.816446	9.704415	0
01/01/2015 to 12/31/2015	9.704415	9.434146	0
01/01/2016 to 12/31/2016	9.434146	9.518043	0
01/01/2017 to 12/31/2017	9.518043	9.435484	0
01/01/2018 to 12/31/2018	9.435484	9.269343	0
01/01/2019 to 12/31/2019	9.269343	9.488021	0
01/01/2020 to 12/31/2020	9.488021	9.478072	0

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	33.102467	33.545974	251
01/01/2012 to 12/31/2012	33.545974	36.785309	235
01/01/2013 to 12/31/2013	36.785309	43.281634	226
01/01/2014 to 12/31/2014	43.281634	46.692589	0
01/01/2015 to 12/31/2015	46.692589	46.724670	0
01/01/2016 to 12/31/2016	46.724670	48.789238	0
01/01/2017 to 12/31/2017	48.789238	54.819809	0
01/01/2018 to 12/31/2018	54.819809	51.471424	0
01/01/2019 to 12/31/2019	51.471424	61.789790	0
01/01/2020 to 12/31/2020	61.789790	70.986561	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.898980	2.714949	50,514
01/01/2012 to 12/31/2012	2.714949	2.990631	44,750
01/01/2013 to 12/31/2013	2.990631	3.901517	16,486
01/01/2014 to 12/31/2014	3.901517	4.211777	13,130
01/01/2015 to 12/31/2015	4.211777	4.208368	0
01/01/2016 to 12/31/2016	4.208368	4.407259	0
01/01/2017 to 12/31/2017	4.407259	5.122636	0
01/01/2018 to 12/31/2018	5.122636	4.992853	0
01/01/2019 to 12/31/2019	4.992853	6.380958	0
01/01/2020 to 12/31/2020	6.380958	6.926557	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.943176	2.758928	27,930
01/01/2012 to 12/31/2012	2.758928	3.041354	10,215
01/01/2013 to 12/31/2013	3.041354	3.972741	0
01/01/2014 to 12/31/2014	3.972741	4.292279	0
01/01/2015 to 12/31/2015	4.292279	4.294049	0
01/01/2016 to 12/31/2016	4.294049	4.501055	0
01/01/2017 to 12/31/2017	4.501055	5.236520	0
01/01/2018 to 12/31/2018	5.236520	5.109167	0
01/01/2019 to 12/31/2019	5.109167	6.535962	0
01/01/2020 to 12/31/2020	6.535962	7.101743	0
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.092045	4.994173	5,856
01/01/2012 to 12/31/2012	4.994173	5.540173	5,856
01/01/2013 to 12/31/2013	5.540173	7.277671	0
01/01/2014 to 12/31/2014	7.277671	8.080794	0
01/01/2015 to 12/31/2015	8.080794	8.260205	0
01/01/2016 to 12/31/2016	8.260205	8.749338	0
01/01/2017 to 12/31/2017	8.749338	10.437447	0
01/01/2018 to 12/31/2018	10.437447	9.563500	0
01/01/2019 to 12/31/2019	9.563500	12.331021	0
01/01/2020 to 12/31/2020	12.331021	14.731288	0
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	13.520294	12.487734	10,165
01/01/2012 to 12/31/2012	12.487734	15.389257	9,342
01/01/2013 to 12/31/2013	15.389257	15.588127	4,124
01/01/2014 to 12/31/2014	15.588127	17.272118	1,457
01/01/2015 to 12/31/2015	17.272118	16.659426	0
01/01/2016 to 12/31/2016	16.659426	16.439431	0
01/01/2017 to 12/31/2017	16.439431	17.810856	0
01/01/2018 to 12/31/2018	17.810856	15.914872	0
01/01/2019 to 12/31/2019	15.914872	19.431257	0
01/01/2020 to 12/31/2020	19.431257	18.053519	0
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	37.450504	35.448373	204
01/01/2012 to 12/31/2012	35.448373	38.380464	54
01/01/2013 to 12/31/2013	38.380464	49.723243	42
01/01/2014 to 12/31/2014	49.723243	53.931419	0
01/01/2015 to 12/31/2015	53.931419	54.131722	0
01/01/2016 to 12/31/2016	54.131722	55.685013	0
01/01/2017 to 12/31/2017	55.685013	68.060974	0
01/01/2018 to 12/31/2018	68.060974	62.642905	0
01/01/2019 to 12/31/2019	62.642905	81.403291	0
01/01/2020 to 12/31/2020	81.403291	104.618923	0

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.852837	1.554180	16,509
01/01/2012 to 12/31/2012	1.554180	1.964897	22,858
01/01/2013 to 12/31/2013	1.964897	2.508220	12,189
01/01/2014 to 12/31/2014	2.508220	2.311567	9,300
01/01/2015 to 12/31/2015	2.311567	2.159001	0
01/01/2016 to 12/31/2016	2.159001	2.284736	0
01/01/2017 to 12/31/2017	2.284736	2.915299	0
01/01/2018 to 12/31/2018	2.915299	2.167897	0
01/01/2019 to 12/31/2019	2.167897	2.640702	0
01/01/2020 to 12/31/2020	2.640702	2.715292	0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010580	1.042242	0
01/01/2013 to 12/31/2013	1.042242	1.038538	0
01/01/2014 to 12/31/2014	1.038538	1.072636	0
01/01/2015 to 12/31/2015	1.072636	1.005168	0
01/01/2016 to 12/31/2016	1.005168	1.098508	0
01/01/2017 to 12/31/2017	1.098508	1.182144	0
01/01/2018 to 12/31/2018	1.182144	1.081869	0
01/01/2019 to 12/31/2019	1.081869	1.220041	0
01/01/2020 to 12/31/2020	1.220041	1.314397	0
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.725325	14.986698	2,639
01/01/2012 to 12/31/2012	14.986698	17.763099	2,639
01/01/2013 to 12/31/2013	17.763099	22.088120	1,139
01/01/2014 to 12/31/2014	22.088120	22.070343	249
01/01/2015 to 12/31/2015	22.070343	22.439749	249
01/01/2016 to 12/31/2016	22.439749	22.002142	0
01/01/2017 to 12/31/2017	22.002142	29.432004	0
01/01/2018 to 12/31/2018	29.432004	25.003713	0
01/01/2019 to 12/31/2019	25.003713	32.180883	0
01/01/2020 to 12/31/2020	32.180883	40.161964	0
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.926452	8.130261	0
01/01/2012 to 12/31/2012	8.130261	9.719097	0
01/01/2013 to 04/26/2013	9.719097	10.306167	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.477129	1.429425	0
01/01/2012 to 12/31/2012	1.429425	1.653064	0
01/01/2013 to 12/31/2013	1.653064	2.266804	0
01/01/2014 to 12/31/2014	2.266804	2.392897	0
01/01/2015 to 12/31/2015	2.392897	2.300799	0
01/01/2016 to 12/31/2016	2.300799	2.508101	0
01/01/2017 to 12/31/2017	2.508101	3.075262	0
01/01/2018 to 12/31/2018	3.075262	2.735799	0
01/01/2019 to 12/31/2019	2.735799	3.329520	0
01/01/2020 to 12/31/2020	3.329520	5.105688	0
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.470995	0.461788	0
01/01/2012 to 12/31/2012	0.461788	0.521960	0
01/01/2013 to 12/31/2013	0.521960	0.698163	0
01/01/2014 to 12/31/2014	0.698163	0.742685	0
01/01/2015 to 12/31/2015	0.742685	0.803097	0
01/01/2016 to 12/31/2016	0.803097	0.784602	0
01/01/2017 to 12/31/2017	0.784602	1.051504	0
01/01/2018 to 12/31/2018	1.051504	1.029664	0
01/01/2019 to 12/31/2019	1.029664	1.334572	0
01/01/2020 to 12/31/2020	1.334572	2.041465	0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	7.770062	7.496385	0
01/01/2012 to 04/27/2012	7.496385	8.411474	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.474425	0.465547	70,676
01/01/2012 to 12/31/2012	0.465547	0.526309	59,026
01/01/2013 to 12/31/2013	0.526309	0.704861	0
01/01/2014 to 12/31/2014	0.704861	0.750596	0
01/01/2015 to 12/31/2015	0.750596	0.812570	0
01/01/2016 to 12/31/2016	0.812570	0.794783	0
01/01/2017 to 12/31/2017	0.794783	1.066184	0
01/01/2018 to 12/31/2018	1.066184	1.045172	0
01/01/2019 to 12/31/2019	1.045172	1.355389	0
01/01/2020 to 12/31/2020	1.355389	2.076266	0

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012635	1.044277	0
01/01/2013 to 12/31/2013	1.044277	1.133792	0
01/01/2014 to 12/31/2014	1.133792	1.186490	0
01/01/2015 to 12/31/2015	1.186490	1.171051	0
01/01/2016 to 12/31/2016	1.171051	1.178825	0
01/01/2017 to 12/31/2017	1.178825	1.345348	0
01/01/2018 to 12/31/2018	1.345348	1.221323	0
01/01/2019 to 12/31/2019	1.221323	1.396816	0
01/01/2020 to 12/31/2020	1.396816	1.533397	0
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996741	1.034678	0
01/01/2015 to 12/31/2015	1.034678	1.002206	0
01/01/2016 to 12/31/2016	1.002206	0.999957	0
01/01/2017 to 12/31/2017	0.999957	1.129775	0
01/01/2018 to 04/30/2018	1.129775	1.098891	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.509091	13.674038	0
01/01/2014 to 12/31/2014	13.674038	13.840267	0
01/01/2015 to 12/31/2015	13.840267	13.705301	0
01/01/2016 to 12/31/2016	13.705301	14.047564	0
01/01/2017 to 12/31/2017	14.047564	16.899414	0
01/01/2018 to 12/31/2018	16.899414	15.639011	0
01/01/2019 to 12/31/2019	15.639011	19.509761	0
01/01/2020 to 12/31/2020	19.509761	21.906354	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	10.864348	10.855279	0
01/01/2012 to 12/31/2012	10.855279	11.944370	420
01/01/2013 to 04/26/2013	11.944370	12.436309	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.705161	0.712250	85,962
01/01/2012 to 12/31/2012	0.712250	0.825611	85,953
01/01/2013 to 12/31/2013	0.825611	1.175961	39,749
01/01/2014 to 12/31/2014	1.175961	1.367714	10,009
01/01/2015 to 12/31/2015	1.367714	1.283940	4,676
01/01/2016 to 12/31/2016	1.283940	1.289668	0
01/01/2017 to 12/31/2017	1.289668	1.493943	0
01/01/2018 to 12/31/2018	1.493943	1.358109	0
01/01/2019 to 12/31/2019	1.358109	1.641686	0
01/01/2020 to 12/31/2020	1.641686	2.123452	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	123.493975	111.696422	692
01/01/2012 to 12/31/2012	111.696422	133.853446	640
01/01/2013 to 12/31/2013	133.853446	168.634099	0
01/01/2014 to 04/25/2014	168.634099	175.157957	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.460836	5.791437	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.585357	0.528166	60,041
01/01/2012 to 12/31/2012	0.528166	0.612534	60,041
01/01/2013 to 12/31/2013	0.612534	0.873948	0
01/01/2014 to 12/31/2014	0.873948	1.016899	0
01/01/2015 to 12/31/2015	1.016899	0.955109	0
01/01/2016 to 12/31/2016	0.955109	0.960828	0
01/01/2017 to 12/31/2017	0.960828	1.114286	0
01/01/2018 to 12/31/2018	1.114286	1.014246	0
01/01/2019 to 12/31/2019	1.014246	1.226881	0
01/01/2020 to 12/31/2020	1.226881	1.587753	0
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.551998	0.585463	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.127297	3.069740	36,604
01/01/2012 to 12/31/2012	3.069740	3.431032	35,653
01/01/2013 to 12/31/2013	3.431032	4.721982	4,862
01/01/2014 to 12/31/2014	4.721982	4.780980	4,981
01/01/2015 to 12/31/2015	4.780980	4.595454	0
01/01/2016 to 12/31/2016	4.595454	5.348368	0
01/01/2017 to 12/31/2017	5.348368	6.014959	0
01/01/2018 to 12/31/2018	6.014959	5.218713	0
01/01/2019 to 12/31/2019	5.218713	6.393052	0
01/01/2020 to 12/31/2020	6.393052	6.990600	0

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.168952	3.113785	1,845
01/01/2012 to 12/31/2012	3.113785	3.483656	0
01/01/2013 to 12/31/2013	3.483656	4.799240	0
01/01/2014 to 12/31/2014	4.799240	4.863854	0
01/01/2015 to 12/31/2015	4.863854	4.679946	0
01/01/2016 to 12/31/2016	4.679946	5.452059	0
01/01/2017 to 12/31/2017	5.452059	6.137656	0
01/01/2018 to 12/31/2018	6.137656	5.330573	0
01/01/2019 to 12/31/2019	5.330573	6.536472	0
01/01/2020 to 12/31/2020	6.536472	7.154592	0
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	0.991420	0.996515	75,304
01/01/2012 to 12/31/2012	0.996515	1.080906	64,043
01/01/2013 to 12/31/2013	1.080906	1.568969	41,811
01/01/2014 to 12/31/2014	1.568969	1.549167	6,129
01/01/2015 to 12/31/2015	1.549167	1.537084	3,510
01/01/2016 to 12/31/2016	1.537084	1.594564	0
01/01/2017 to 12/31/2017	1.594564	1.976212	0
01/01/2018 to 12/31/2018	1.976212	1.938359	0
01/01/2019 to 12/31/2019	1.938359	2.398854	0
01/01/2020 to 12/31/2020	2.398854	3.145414	0
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.408765	1.478568	33,325
01/01/2012 to 12/31/2012	1.478568	1.498651	0
01/01/2013 to 12/31/2013	1.498651	1.428923	0
01/01/2014 to 12/31/2014	1.428923	1.474408	0
01/01/2015 to 12/31/2015	1.474408	1.443616	0
01/01/2016 to 12/31/2016	1.443616	1.442426	0
01/01/2017 to 12/31/2017	1.442426	1.452954	0
01/01/2018 to 12/31/2018	1.452954	1.414752	0
01/01/2019 to 12/31/2019	1.414752	1.499352	0
01/01/2020 to 12/31/2020	1.499352	1.569514	0
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.600078	1.531086	10,616
01/01/2012 to 12/31/2012	1.531086	1.757129	9,460
01/01/2013 to 12/31/2013	1.757129	2.283230	0
01/01/2014 to 12/31/2014	2.283230	2.439598	0
01/01/2015 to 12/31/2015	2.439598	2.323948	0
01/01/2016 to 12/31/2016	2.323948	2.731219	0
01/01/2017 to 12/31/2017	2.731219	3.089549	0
01/01/2018 to 12/31/2018	3.089549	2.674143	0
01/01/2019 to 12/31/2019	2.674143	3.284786	0
01/01/2020 to 12/31/2020	3.284786	3.635777	0
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.162441	0.993339	14,676
01/01/2012 to 12/31/2012	0.993339	1.146745	10,475
01/01/2013 to 12/31/2013	1.146745	1.363218	0
01/01/2014 to 12/31/2014	1.363218	1.249965	0
01/01/2015 to 12/31/2015	1.249965	1.207111	0
01/01/2016 to 12/31/2016	1.207111	1.192654	0
01/01/2017 to 12/31/2017	1.192654	1.453881	0
01/01/2018 to 12/31/2018	1.453881	1.221836	0
01/01/2019 to 12/31/2019	1.221836	1.452838	0
01/01/2020 to 12/31/2020	1.452838	1.528803	0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.755316	11.185657	0
01/01/2014 to 12/31/2014	11.185657	11.955623	0
01/01/2015 to 12/31/2015	11.955623	11.553721	0
01/01/2016 to 12/31/2016	11.553721	11.795271	0
01/01/2017 to 12/31/2017	11.795271	13.332965	0
01/01/2018 to 12/31/2018	13.332965	12.104166	0
01/01/2019 to 12/31/2019	12.104166	14.411557	0
01/01/2020 to 12/31/2020	14.411557	15.021634	0

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.636299	1.532133	3,561
01/01/2012 to 12/31/2012	1.532133	1.739186	1,887
01/01/2013 to 12/31/2013	1.739186	2.350980	0
01/01/2014 to 12/31/2014	2.350980	2.409784	0
01/01/2015 to 12/31/2015	2.409784	2.251454	0
01/01/2016 to 12/31/2016	2.251454	2.664163	0
01/01/2017 to 12/31/2017	2.664163	2.981432	0
01/01/2018 to 12/31/2018	2.981432	2.590092	0
01/01/2019 to 12/31/2019	2.590092	3.174878	0
01/01/2020 to 12/31/2020	3.174878	3.706531	0
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.268693	3.250003	4,282
01/01/2012 to 12/31/2012	3.250003	3.669398	2,301
01/01/2013 to 12/31/2013	3.669398	4.727435	2,217
01/01/2014 to 12/31/2014	4.727435	5.230334	0
01/01/2015 to 12/31/2015	5.230334	5.163249	0
01/01/2016 to 12/31/2016	5.163249	5.625834	0
01/01/2017 to 12/31/2017	5.625834	6.672351	0
01/01/2018 to 12/31/2018	6.672351	6.211038	0
01/01/2019 to 12/31/2019	6.211038	7.947330	0
01/01/2020 to 12/31/2020	7.947330	9.159739	0
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.340515	1.170885	23,218
01/01/2012 to 12/31/2012	1.170885	1.336633	17,432
01/01/2013 to 12/31/2013	1.336633	1.559355	5,250
01/01/2014 to 12/31/2014	1.559355	1.419406	1,345
01/01/2015 to 12/31/2015	1.419406	1.363885	0
01/01/2016 to 12/31/2016	1.363885	1.322527	0
01/01/2017 to 12/31/2017	1.322527	1.658115	0
01/01/2018 to 12/31/2018	1.658115	1.394829	0
01/01/2019 to 12/31/2019	1.394829	1.750827	0
01/01/2020 to 12/31/2020	1.750827	1.935556	0
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	3.676751	3.674575	12,613
01/01/2012 to 12/31/2012	3.674575	4.000663	9,400
01/01/2013 to 12/31/2013	4.000663	4.645455	764
01/01/2014 to 12/31/2014	4.645455	4.924451	0
01/01/2015 to 12/31/2015	4.924451	4.798042	0
01/01/2016 to 12/31/2016	4.798042	5.112459	0
01/01/2017 to 12/31/2017	5.112459	5.610120	0
01/01/2018 to 12/31/2018	5.610120	5.168560	0
01/01/2019 to 12/31/2019	5.168560	6.070826	0
01/01/2020 to 12/31/2020	6.070826	6.501836	0
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.029849	1.028135	36,588
01/01/2012 to 12/31/2012	1.028135	1.146135	26,204
01/01/2013 to 12/31/2013	1.146135	1.477138	22,542
01/01/2014 to 12/31/2014	1.477138	1.585184	21,950
01/01/2015 to 12/31/2015	1.585184	1.454878	0
01/01/2016 to 12/31/2016	1.454878	1.680778	0
01/01/2017 to 12/31/2017	1.680778	1.765193	0
01/01/2018 to 04/30/2018	1.765193	1.697919	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.038767	1.037827	8,899
01/01/2012 to 12/31/2012	1.037827	1.158650	0
01/01/2013 to 12/31/2013	1.158650	1.494860	0
01/01/2014 to 12/31/2014	1.494860	1.605492	0
01/01/2015 to 12/31/2015	1.605492	1.475266	0
01/01/2016 to 12/31/2016	1.475266	1.704955	0
01/01/2017 to 12/31/2017	1.704955	1.793294	0
01/01/2018 to 04/30/2018	1.793294	1.725703	0

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.079941	1.063240	15,580
01/01/2012 to 12/31/2012	1.063240	1.209700	16,954
01/01/2013 to 12/31/2013	1.209700	1.602147	22,007
01/01/2014 to 12/31/2014	1.602147	1.732822	8,223
01/01/2015 to 12/31/2015	1.732822	1.688935	0
01/01/2016 to 12/31/2016	1.688935	1.885072	0
01/01/2017 to 12/31/2017	1.885072	2.168422	0
01/01/2018 to 12/31/2018	2.168422	1.903747	0
01/01/2019 to 12/31/2019	1.903747	2.418149	0
01/01/2020 to 12/31/2020	2.418149	2.451883	0
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.244884	2.055913	11,192
01/01/2012 to 12/31/2012	2.055913	2.322064	9,367
01/01/2013 to 04/26/2013	2.322064	2.549998	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.709116	8.473386	0
01/01/2012 to 12/31/2012	8.473386	9.441471	0
01/01/2013 to 04/26/2013	9.441471	10.316027	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.092534	1.077422	1,542
01/01/2012 to 12/31/2012	1.077422	1.226627	0
01/01/2013 to 12/31/2013	1.226627	1.627540	0
01/01/2014 to 12/31/2014	1.627540	1.761338	0
01/01/2015 to 12/31/2015	1.761338	1.718349	0
01/01/2016 to 12/31/2016	1.718349	1.919676	0
01/01/2017 to 12/31/2017	1.919676	2.212305	0
01/01/2018 to 12/31/2018	2.212305	1.943130	0
01/01/2019 to 12/31/2019	1.943130	2.471191	0
01/01/2020 to 12/31/2020	2.471191	2.507829	0
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.279967	2.089982	0
01/01/2012 to 12/31/2012	2.089982	2.362958	0
01/01/2013 to 04/26/2013	2.362958	2.595828	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.338433	1.218728	80,789
01/01/2012 to 12/31/2012	1.218728	1.302717	74,173
01/01/2013 to 12/31/2013	1.302717	1.771698	26,662
01/01/2014 to 12/31/2014	1.771698	1.750717	3,164
01/01/2015 to 12/31/2015	1.750717	1.626592	3,164
01/01/2016 to 12/31/2016	1.626592	1.456573	0
01/01/2017 to 12/31/2017	1.456573	1.993725	0
01/01/2018 to 12/31/2018	1.993725	2.148048	0
01/01/2019 to 12/31/2019	2.148048	2.944555	0
01/01/2020 to 12/31/2020	2.944555	7.290886	0
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.502074	1.550375	14,115
01/01/2012 to 12/31/2012	1.550375	1.664372	10,374
01/01/2013 to 12/31/2013	1.664372	2.249955	0
01/01/2014 to 12/31/2014	2.249955	2.194376	0
01/01/2015 to 12/31/2015	2.194376	2.154782	0
01/01/2016 to 12/31/2016	2.154782	2.495634	0
01/01/2017 to 12/31/2017	2.495634	2.819625	0
01/01/2018 to 12/31/2018	2.819625	2.565256	0
01/01/2019 to 12/31/2019	2.565256	3.247378	0
01/01/2020 to 12/31/2020	3.247378	3.963040	0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.447914	1.341731	0
01/01/2012 to 12/31/2012	1.341731	1.381750	0
01/01/2013 to 04/26/2013	1.381750	1.494393	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.514671	1.564144	22,367
01/01/2012 to 12/31/2012	1.564144	1.681424	3,785
01/01/2013 to 12/31/2013	1.681424	2.276036	0
01/01/2014 to 12/31/2014	2.276036	2.222255	0
01/01/2015 to 12/31/2015	2.222255	2.183203	0
01/01/2016 to 12/31/2016	2.183203	2.531663	0
01/01/2017 to 12/31/2017	2.531663	2.863473	0
01/01/2018 to 12/31/2018	2.863473	2.607921	0
01/01/2019 to 12/31/2019	2.607921	3.303422	0
01/01/2020 to 12/31/2020	3.303422	4.037990	0

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999699	1.029884	0
01/01/2015 to 12/31/2015	1.029884	0.952289	0
01/01/2016 to 12/31/2016	0.952289	1.035192	0
01/01/2017 to 12/31/2017	1.035192	1.140312	0
01/01/2018 to 12/31/2018	1.140312	1.030681	0
01/01/2019 to 12/31/2019	1.030681	1.230015	0
01/01/2020 to 12/31/2020	1.230015	1.345736	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	12.955838	14.086796	18,730
01/01/2012 to 12/31/2012	14.086796	15.036946	19,288
01/01/2013 to 12/31/2013	15.036946	13.345330	578
01/01/2014 to 12/31/2014	13.345330	13.432628	19
01/01/2015 to 12/31/2015	13.432628	12.731620	0
01/01/2016 to 12/31/2016	12.731620	13.075315	0
01/01/2017 to 12/31/2017	13.075315	13.235145	0
01/01/2018 to 12/31/2018	13.235145	12.633698	0
01/01/2019 to 12/31/2019	12.633698	13.380933	0
01/01/2020 to 12/31/2020	13.380933	14.599811	0
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.513669	1.527756	72,765
01/01/2012 to 12/31/2012	1.527756	1.632884	88,732
01/01/2013 to 12/31/2013	1.632884	1.566755	41,022
01/01/2014 to 12/31/2014	1.566755	1.596910	24,239
01/01/2015 to 12/31/2015	1.596910	1.562239	0
01/01/2016 to 12/31/2016	1.562239	1.568129	0
01/01/2017 to 12/31/2017	1.568129	1.603144	0
01/01/2018 to 12/31/2018	1.603144	1.564466	0
01/01/2019 to 12/31/2019	1.564466	1.659927	0
01/01/2020 to 12/31/2020	1.659927	1.761949	0
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.213865	10.693058	0
01/01/2014 to 12/31/2014	10.693058	11.364266	0
01/01/2015 to 12/31/2015	11.364266	10.977845	0
01/01/2016 to 12/31/2016	10.977845	11.229308	0
01/01/2017 to 12/31/2017	11.229308	12.795187	0
01/01/2018 to 04/30/2018	12.795187	12.205635	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010613	1.062291	0
01/01/2013 to 12/31/2013	1.062291	1.144248	0
01/01/2014 to 12/31/2014	1.144248	1.205978	0
01/01/2015 to 12/31/2015	1.205978	1.169364	0
01/01/2016 to 12/31/2016	1.169364	1.208588	0
01/01/2017 to 12/31/2017	1.208588	1.351394	0
01/01/2018 to 12/31/2018	1.351394	1.197254	0
01/01/2019 to 12/31/2019	1.197254	1.422925	0
01/01/2020 to 12/31/2020	1.422925	1.421213	0
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.201756	11.074793	0
01/01/2012 to 12/31/2012	11.074793	12.224092	0
01/01/2013 to 12/31/2013	12.224092	13.504487	0
01/01/2014 to 12/31/2014	13.504487	13.978411	0
01/01/2015 to 12/31/2015	13.978411	13.405758	0
01/01/2016 to 12/31/2016	13.405758	13.872604	0
01/01/2017 to 12/31/2017	13.872604	15.724032	0
01/01/2018 to 12/31/2018	15.724032	14.377205	0
01/01/2019 to 12/31/2019	14.377205	16.822310	0
01/01/2020 to 12/31/2020	16.822310	18.072427	0
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.797232	10.337860	0
01/01/2012 to 12/31/2012	10.337860	11.631841	0
01/01/2013 to 12/31/2013	11.631841	13.435197	0
01/01/2014 to 12/31/2014	13.435197	13.849790	0
01/01/2015 to 12/31/2015	13.849790	13.235272	0
01/01/2016 to 12/31/2016	13.235272	13.838014	0
01/01/2017 to 12/31/2017	13.838014	16.196116	0
01/01/2018 to 12/31/2018	16.196116	14.455992	0
01/01/2019 to 12/31/2019	14.455992	17.315287	0
01/01/2020 to 12/31/2020	17.315287	18.758140	0

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.280806	1.236261	73,507
01/01/2012 to 12/31/2012	1.236261	1.435047	69,098
01/01/2013 to 12/31/2013	1.435047	1.948079	26,660
01/01/2014 to 12/31/2014	1.948079	2.073883	10,015
01/01/2015 to 12/31/2015	2.073883	2.242032	5,726
01/01/2016 to 12/31/2016	2.242032	2.226842	0
01/01/2017 to 12/31/2017	2.226842	2.907839	0
01/01/2018 to 12/31/2018	2.907839	2.811379	0
01/01/2019 to 12/31/2019	2.811379	3.591498	0
01/01/2020 to 12/31/2020	3.591498	4.800459	0
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.639481	0.563688	129,778
01/01/2012 to 12/31/2012	0.563688	0.618175	121,081
01/01/2013 to 04/26/2013	0.618175	0.644797	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	0.968444	0.931801	177,696
01/01/2012 to 12/31/2012	0.931801	1.036131	155,380
01/01/2013 to 12/31/2013	1.036131	1.384357	34,374
01/01/2014 to 12/31/2014	1.384357	1.527233	19,088
01/01/2015 to 12/31/2015	1.527233	1.593703	3,986
01/01/2016 to 12/31/2016	1.593703	1.655929	0
01/01/2017 to 12/31/2017	1.655929	2.020849	0
01/01/2018 to 12/31/2018	2.020849	1.933311	0
01/01/2019 to 12/31/2019	1.933311	2.478822	0
01/01/2020 to 12/31/2020	2.478822	3.004672	0
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.623134	1.610863	68,008
01/01/2012 to 12/31/2012	1.610863	1.826301	71,426
01/01/2013 to 12/31/2013	1.826301	2.575747	29,271
01/01/2014 to 12/31/2014	2.575747	2.687167	4,534
01/01/2015 to 12/31/2015	2.687167	2.693455	2,138
01/01/2016 to 12/31/2016	2.693455	2.937398	0
01/01/2017 to 12/31/2017	2.937398	3.521241	0
01/01/2018 to 12/31/2018	3.521241	3.210609	0
01/01/2019 to 12/31/2019	3.210609	4.172086	0
01/01/2020 to 12/31/2020	4.172086	5.062351	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.268988	2.071558	29,697
01/01/2012 to 04/27/2012	2.071558	2.284875	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.273575	2.324714	15,304
01/01/2013 to 12/31/2013	2.324714	2.963329	14,116
01/01/2014 to 12/31/2014	2.963329	3.178391	11,747
01/01/2015 to 12/31/2015	3.178391	2.829963	0
01/01/2016 to 12/31/2016	2.829963	3.197597	0
01/01/2017 to 12/31/2017	3.197597	3.424613	0
01/01/2018 to 12/31/2018	3.424613	3.009770	0
01/01/2019 to 12/31/2019	3.009770	3.797689	0
01/01/2020 to 12/31/2020	3.797689	3.998609	0
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.686059	10.793183	0
01/01/2013 to 12/31/2013	10.793183	10.081120	0
01/01/2014 to 12/31/2014	10.081120	10.606986	0
01/01/2015 to 12/31/2015	10.606986	10.420799	0
01/01/2016 to 12/31/2016	10.420799	10.328333	0
01/01/2017 to 12/31/2017	10.328333	10.366897	0
01/01/2018 to 12/31/2018	10.366897	10.133502	0
01/01/2019 to 12/31/2019	10.133502	10.655848	0
01/01/2020 to 12/31/2020	10.655848	11.223586	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.240017	2.319274	78,661
01/01/2012 to 12/31/2012	2.319274	2.524750	80,038
01/01/2013 to 12/31/2013	2.524750	2.490233	32,687
01/01/2014 to 12/31/2014	2.490233	2.564892	17,095
01/01/2015 to 12/31/2015	2.564892	2.458877	0
01/01/2016 to 12/31/2016	2.458877	2.605076	0
01/01/2017 to 12/31/2017	2.605076	2.750712	0
01/01/2018 to 12/31/2018	2.750712	2.582257	0
01/01/2019 to 12/31/2019	2.582257	2.885643	0
01/01/2020 to 12/31/2020	2.885643	3.009355	0

	American Forerunner - 2.20
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.062742	2.107944	44,475
01/01/2012 to 12/31/2012	2.107944	2.328796	33,656
01/01/2013 to 12/31/2013	2.328796	2.459897	18,280
01/01/2014 to 12/31/2014	2.459897	2.522576	10,076
01/01/2015 to 12/31/2015	2.522576	2.414021	2,187
01/01/2016 to 04/29/2016	2.414021	2.480859	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.274809	2.357309	39,788
01/01/2012 to 12/31/2012	2.357309	2.566247	15,340
01/01/2013 to 12/31/2013	2.566247	2.533878	0
01/01/2014 to 12/31/2014	2.533878	2.612564	0
01/01/2015 to 12/31/2015	2.612564	2.507267	0
01/01/2016 to 12/31/2016	2.507267	2.660586	0
01/01/2017 to 12/31/2017	2.660586	2.810701	0
01/01/2018 to 12/31/2018	2.810701	2.641554	0
01/01/2019 to 12/31/2019	2.641554	2.953534	0
01/01/2020 to 12/31/2020	2.953534	3.084783	0
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.526794	1.572312	56,951
01/01/2012 to 12/31/2012	1.572312	1.584790	57,256
01/01/2013 to 12/31/2013	1.584790	1.536270	0
01/01/2014 to 12/31/2014	1.536270	1.541165	0
01/01/2015 to 12/31/2015	1.541165	1.512257	0
01/01/2016 to 12/31/2016	1.512257	1.494459	0
01/01/2017 to 12/31/2017	1.494459	1.486530	0
01/01/2018 to 12/31/2018	1.486530	1.464150	0
01/01/2019 to 12/31/2019	1.464150	1.515079	0
01/01/2020 to 12/31/2020	1.515079	1.554818	0
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.550277	1.596741	23,791
01/01/2012 to 12/31/2012	1.596741	1.610971	0
01/01/2013 to 12/31/2013	1.610971	1.564104	0
01/01/2014 to 12/31/2014	1.564104	1.569297	0
01/01/2015 to 12/31/2015	1.569297	1.541257	0
01/01/2016 to 12/31/2016	1.541257	1.525789	0
01/01/2017 to 12/31/2017	1.525789	1.519092	0
01/01/2018 to 12/31/2018	1.519092	1.497798	0
01/01/2019 to 12/31/2019	1.497798	1.551353	0
01/01/2020 to 12/31/2020	1.551353	1.593521	0

	American Forerunner - 2.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	14.308880	14.815788	518
01/01/2012 to 12/31/2012	14.815788	15.232125	452
01/01/2013 to 12/31/2013	15.232125	14.542638	491
01/01/2014 to 12/31/2014	14.542638	14.939682	518
01/01/2015 to 12/31/2015	14.939682	14.618066	492
01/01/2016 to 12/31/2016	14.618066	14.684253	415
01/01/2017 to 12/31/2017	14.684253	14.854989	0
01/01/2018 to 12/31/2018	14.854989	14.390184	0
01/01/2019 to 12/31/2019	14.390184	15.355978	0
01/01/2020 to 12/31/2020	15.355978	16.441933	0
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.721834	2.147551	157,750
01/01/2012 to 12/31/2012	2.147551	2.476206	143,476
01/01/2013 to 12/31/2013	2.476206	3.099614	27,030
01/01/2014 to 12/31/2014	3.099614	3.088784	15,892
01/01/2015 to 12/31/2015	3.088784	3.022013	2,100
01/01/2016 to 12/31/2016	3.022013	3.010750	2,233
01/01/2017 to 12/31/2017	3.010750	3.698922	0
01/01/2018 to 12/31/2018	3.698922	3.228204	0
01/01/2019 to 12/31/2019	3.228204	4.142940	0
01/01/2020 to 12/31/2020	4.142940	5.243948	0

	American Forerunner - 2.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	11.833935	11.054177	23,034
01/01/2012 to 12/31/2012	11.054177	12.714948	16,341
01/01/2013 to 12/31/2013	12.714948	16.142234	8,482
01/01/2014 to 12/31/2014	16.142234	17.091845	4,870
01/01/2015 to 12/31/2015	17.091845	17.821970	954
01/01/2016 to 12/31/2016	17.821970	19.040691	539
01/01/2017 to 12/31/2017	19.040691	23.838390	0
01/01/2018 to 12/31/2018	23.838390	23.200645	0
01/01/2019 to 12/31/2019	23.200645	29.606180	0
01/01/2020 to 12/31/2020	29.606180	43.933761	0
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	7.885906	7.554597	25,399
01/01/2012 to 12/31/2012	7.554597	8.659456	17,651
01/01/2013 to 12/31/2013	8.659456	11.280740	4,119
01/01/2014 to 12/31/2014	11.280740	12.178351	2,175
01/01/2015 to 12/31/2015	12.178351	12.056447	882
01/01/2016 to 12/31/2016	12.056447	13.120123	779
01/01/2017 to 12/31/2017	13.120123	15.669359	0
01/01/2018 to 12/31/2018	15.669359	15.014786	0
01/01/2019 to 12/31/2019	15.014786	18.480860	0
01/01/2020 to 12/31/2020	18.480860	20.474956	0
Name Changes to Eligible Funds
Effective April 30, 2021:
•	American Funds Insurance Series®: American Funds Bond Fund (Class 2) changed its name to American Funds The Bond Fund of America (Class 2).
Discontinued Eligible Funds
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio;
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio; and
•	Brighthouse Funds Trust II: MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) merged into Brighthouse Funds Trust II: MFS Value Portfolio.
Effective as of May 1, 2016:
•	Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio.
Effective as of April 28, 2014:
•	Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged, (a) for Contracts issued prior to May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class E), and (b) for Contracts issued on or after May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B); and
•	Met Investors Series Trust: MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (formerly MetLife Moderate to Aggressive Allocation Portfolio).
For more information about past Eligible Fund changes, please refer to “Investment Advice” in the Statement of Additional Information and the prospectuses for the Eligible Funds.

APPENDIX A
Consumer Tips
Dollar Cost Averaging
Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are withdrawn will be higher than the average cost per share.
Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.
If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.
Diversification
Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.
Miscellaneous
Toll-free telephone service:	—	Fund transfers , address changes and changes of future purchase payment allocations can be made by calling 1-800-882-1292.

Written Communications:	—	All communications and inquiries regarding address changes, premium payments, billing, fund transfers, withdrawals, maturities and any other processing matters relating to your Contract should be directed to:
New England Life Insurance Company c/o Annuity Administrative Office P.O. Box 305075 Nashville, TN 37230-5075 Fax: (877) 246-8424

Internet Communications:	—	Fund transfers and future allocations can be made at www.brighthousefinancial.com

APPENDIX B
Withdrawal Charge
The following example illustrates how the Withdrawal Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section “Withdrawal Charge,” no Withdrawal Charge will apply for any Class of the Contract if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Withdrawal Charge for your Contract Class that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Withdrawal Charge for your Contract Class would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Withdrawal Charge for your Contract Class would expire.
As an example, assume that you apply $100,000 of Contract Value on a Standard Class Contract (net of any premium tax charge and Contract Administrative fee to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Withdrawal Charge waived when you applied the proceeds to the payment option was $1,620. If the Payee surrenders the commuted value of the proceeds under option six months later, the Withdrawal Charge would be $1,458 (representing the $1,620 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Withdrawal Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Withdrawal Charge would expire).
We calculate this amount in the same manner for each Class of Contract that imposes a Withdrawal Charge, using the Withdrawal Charge percentage applicable to that Class.

APPENDIX C
Premium Tax
Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.
Jurisdiction	Contracts Used With Tax Qualified Retirement Plans	All Other Contracts
California	0.50% [1]	2.35%
Florida	1.00% [2]	1.00% [2]
Maine[3]	—	2.00%
Nevada	—	3.50%
South Dakota[4]	—	1.25%
West Virginia	1.00%	1.00%
Wyoming	—	1.00%
Puerto Rico	1.00% [5]	1.00% [5]
1	Contracts sold to §408(a) IRA Trusts are taxed at 2.35%.
2	Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.
3	Special rate of 1% applies to certified long-term care and qualified group disability policies.
4	Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The special rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.
5	We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
See “Premium Tax Charges” in the prospectus for more information about how premium taxes affect your Contract.

APPENDIX D
Guaranteed Minimum Income Benefit (GMIB) Examples
The purpose of these examples is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the Eligible Funds. The examples do not reflect the deduction of fees and charges.
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes or tax penalties.
(1)	Withdrawal Adjustments to Annual Increase Amount
Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary
Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary
Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving a Contract Value of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that entire withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 — $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year—for example, two $5,000 withdrawals instead of one $10,000 withdrawal—and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(Based on the date a Contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See “Living Benefits—Guaranteed Income Benefits.”)
(2)	The 5% Annual Increase Amount
Example
Assume the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the Owner’s 91st birthday). At the tenth Contract Anniversary, when the Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
Graphic Example: Determining a value upon which future income payments can be based
Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary prior to the Contract Owner’s 91st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges “the 5% Annual Increase Amount”) is the value upon which future income payments can be based.
Graphic Example: Determining your guaranteed lifetime income stream
Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the Contract Anniversary on or immediately after the Contract Owner’s 85th birthday.)

(3)	The “Highest Anniversary Value” (“HAV”)
Example
Assume, as in the example in section (2) above, the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.
Graphic Example: Determining a value upon which future income payments can be based
Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner’s 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.
Determining your guaranteed lifetime income stream
Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Contract Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Rate. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB Payment and the rider charge.

(4)	Putting it all together
Example
Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth Contract Anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields annuity payments of $591 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)
Assume the owner chooses to exercise the GMIB Plus rider at the 21st contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The 5% Annual Increase Amount would be limited to the maximum of 270% of the total purchase payments, which equals $270,000. Because the 5% Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($270,000) is used as the income base. The income base of $270,000 is applied to the GMIB Annuity Table. This yields annuity payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 81, the income base of $270,000 would yield monthly payments of $1,607; if the owner were age 86, the income base of $270,000 would yield monthly payments of $1,877.)
The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex (where permitted by law), and the income type you select. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
Graphic Example
Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the Income Bases and the Contract Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the Contract Anniversary prior to the Contract Owner’s 91st birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary. (The GMIB II may only be exercised no later than the Contract Anniversary prior to the Contract Owner’s 86th birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary.)

With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Contract Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Contract Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.
(5)	The Guaranteed Principal Option—GMIB Plus I and GMIB Plus II
Initial Investment is $100,000. Assume that no withdrawals are taken. Assume that Contract Value at the 10th Contract Anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
The effect of exercising the Guaranteed Principal Option:
1)	A Guaranteed Principal Adjustment of $100,000 — $50,000 = $50,000 is added to the Contract Value 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

2)	The GMIB Plus rider and rider fee terminates as of the date that the Adjustment is made to the Contract Value; the variable annuity contract continues.
3)	GMIB Plus Allocation and Transfer restrictions terminate as of the date that the Adjustment is made to the Contract Value.
*	Withdrawals reduce the original purchase payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Option.
(6)	The Optional Step-Up: Automatic Annual Step-Up—GMIB Plus II
Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Up to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)	The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)	The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;
(3)	The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and
(4)	The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.
The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.
The effect of the Optional Step-Up is:
(1)	The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;
(2)	The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;
(3)	The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and
(4)	The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.
Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of each Optional Step-Up is:
(1)	The 5% Annual Increase Amount automatically resets to the higher Contract Value;
(2)	The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Step-Up;
(3)	The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and
(4)	The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.
After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is not permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:
(1)	The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);
(2)	The GMIB Plus II rider charge remains at its current level; and
(3)	The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

APPENDIX E
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges, or income taxes or tax penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee a Contract Value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.
A.	Lifetime Withdrawal Guarantee
1. When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Contract Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Contract Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)
2.  When Withdrawals Do Exceed the Annual Benefit Payment
a.    Lifetime Withdrawal Guarantee II—Proportionate Reduction
Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $80,000 — $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Contract Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Contract Value before that withdrawal.)
b.    Lifetime Withdrawal Guarantee I—Reduction to Contract Value
Assume that a Contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $75,000 — $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 — $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Contract Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Contract Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.
B.	Lifetime Withdrawal Guarantee—Compounding Income Amount (for all states except New York)
Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)
The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).
If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).

If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%). If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).
(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)
C.	Lifetime Withdrawal Guarantee—Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)
Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.
At the first Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).
At the second Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).
At the 10th Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Contract Value is less than $214,500. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).

D.	For Contracts Issued in New York State: Lifetime Withdrawal Guarantee Benefit—6% Compounding Income Amount
Assume that a Contract owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)
The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).
If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).
If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).
If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).

E.	For Contracts Issued in New York State: Lifetime Withdrawal Guarantee Benefit—Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)
Assume that a Contract owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.
At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).
At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).
Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Contract Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).
At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Contract Value is less than $159,000. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).
F.	Enhanced Guaranteed Withdrawal Benefit and GWB I—How Withdrawals Affect the Benefit Base
1.	An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Contract Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 — $10,000 =

$95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.
2.	An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Contract Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Contract Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.
G.	Enhanced Guaranteed Withdrawal Benefit and GWB I—How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.
H.	Enhanced Guaranteed Withdrawal Benefit and GWB I—How Withdrawals Affect the Annual Benefit Payment
1.	An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Contract Value by an additional $1,000, the account value would be reduced to $100,000 — $9,000 — $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.
2.	An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Contract Value had increased to $150,000, the Contract Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.
I.	Enhanced Guaranteed Withdrawal Benefit and GWB I—How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.
J.	Enhanced Guaranteed Withdrawal Benefit and GWB I—Putting It All Together
1. When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Contract Value would be reduced to $50,000 — $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 — $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.
2.  When Withdrawals Do Exceed the Annual Benefit Payment
An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $50,000 — $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 — $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Contract Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Contract Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

K.	Enhanced GWB—How the Optional Reset Works (may be elected prior to age 86)
Assume that a Contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).
The Contract Value on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.
The Contract Value on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590. The Contract Value on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.
The period of time over which the Annual Benefit Payment may be taken would be lengthened.

L.	Enhanced GWB—How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment
Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.
Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Contract Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Contract Value is lower than the Guaranteed Withdrawal Amount.)
Under these circumstances, a one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.
M.	Enhanced GWB and GWB I—Annual Benefit Payment Continuing When Account Value Reaches Zero
Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).
Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

APPENDIX F
Enhanced Death Benefit Examples
The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges, or income taxes or tax penalties.
Example:
		Date	Amount
A	Initial Purchase Payment	10/1/2011	$100,000
B	Contract Value	10/1/2012 (First Contract Anniversary)	$90,000
C1	Contract Value (Highest Anniversary Value)	As of 10/1/2012	$100,000 (= greater of A and B)
C2	6% Annual Increase Amount	As of 10/1/2012	$106,000 (= A x 1.06)
C3	Death Benefit	10/1/2012	$106,000 (= greater of C1 and C2)
D	Withdrawal (Dollar-For-Dollar within 6% limit)	10/2/2012	$6,000
E	Percentage Reduction in Contract Value	10/2/2012	6.67% (= D/B)
F	Contract Value after Withdrawal	10/2/2012	$84,000 (= B – D)
G1	Highest Anniversary Value reduced for Withdrawal	As of 10/2/2012	$93,333 (= C1 – (C1 x E))
G2	6% Annual Increase Amount reduced for Withdrawal	As of 10/2/2012	$100,017 (= C2 – D) Note: C2 includes additional day of interest at 6%
G3	Death Benefit	10/2/2012	$100,017 (= greater of G1 and G2)
H	Contract Value	10/1/2013 (Second Contract Anniversary)	$110,000
I1	Contract Value (Highest Anniversary Value)	10/1/2013	$110,000 (= greater of G1 and H)
I2	6% Annual Increase Amount	10/1/2013	$106,360 (= C2 x 1.06 – D)
I3	Death Benefit	10/1/2013	$110,000 (= greater of I1 and I2)
J	Withdrawal (Proportional above 6% limit)	10/2/2013	$11,000
K	Percentage Reduction in Contract Value	10/2/2013	10% (= J/H)
L	Contract Value after Withdrawal	10/2/2013	$99,000 (= H – J)
M1	Highest Anniversary Value reduced for Withdrawal	As of 10/2/2013	$99,000 (= 11 – (11 x K))
M2	6% Annual Increase Amount reduced for Withdrawal	As of 10/2/2013	$95,739 (= 12 – (12 x K)) Note: 12 includes additional day of interest at 6%
M3	Death Benefit	10/2/2013	$99,000 (= greater of M1 and M2)

(1)  Withdrawal Adjustments to Annual Increase Amount
Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary
Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
Proportionate adjustment when withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary
Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 — $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(2)  The 5% Annual Increase Amount
Example
Assume the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner’s 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
Determining a death benefit based on the Annual Increase Amount
Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per annum, until the Contract Anniversary on or following the Contract Owner’s 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 5% Annual Increase Amount line is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Contract Value on the date the death benefit amount is determined).
(3)  The Highest Anniversary Value (HAV)
Example
Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary

Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000).
Determining a death benefit based on the Highest Anniversary Value
Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner’s 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Contract Value on the date the death benefit amount is determined).
(4)  Putting it all together
Example
Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Contract Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the Contract Value ($150,000), the death benefit base will be the death benefit amount.
The above example does not take into account the impact of premium and other taxes. The death benefit base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.
(5)  The Optional Step-Up
Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.
The effect of the Optional Step-Up election is:
(1)	The 5% Annual Increase Amount resets from $105,000 to $110,000; and
(2)	The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.
The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $112,000 due to poor market performance.
You may NOT elect an Optional Step-Up at this time, because the Contract Value is less than the 5% Annual Increase Amount
(6)  The Optional Step-Up: Automatic Annual Step-Up
Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional

Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)	The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and
(2)	The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.
The 6% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)	The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and
(2)	The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.
Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of the Optional Step-Up is:
(1)	The 5% Annual Increase Amount automatically resets to the higher Contract Value; and
(2)	The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.
After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is not permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit rider charge remains at its current level.

of the
STATEMENT OF ADDITIONAL INFORMATION
THE COMPANY AND THE VARIABLE ACCOUNT
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
ACCUMULATION UNIT VALUES (Condensed Financial Information)
THE FIXED ACCOUNT
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
INDEPENDENT AUDITORS
LEGAL MATTERS
FINANCIAL STATEMENTS
If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box(es) below and mail to:
New England Life Insurance Company
P.O. Box 305075
Nashville, TN 37230-5075
□     American Forerunner Series—New England Variable Annuity Separate Account
□    Brighthouse Funds Trust I
□    Brighthouse Funds Trust II
□    American Funds Insurance Series
□    My current address is:
Name
Contract Number
Address
Signature

ZIP

New England Variable Annuity Separate Account
American Forerunner Series
Individual Variable Annuity Contracts
Issued by New England Life Insurance Company
STATEMENT OF ADDITIONAL INFORMATION
(PART B)
April 30, 2021
This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 2021 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to Brighthouse Securities, LLC, P.O. Box 305075, Nashville, TN 37230-5075.

The Company and the Variable Account
The New England Variable Annuity Separate Account (the “Variable Account”) is a separate account of New England Life Insurance Company. The Variable Account was established on July 1, 1994. The Contracts were first made available on June 1, 2001.
New England Life Insurance Company (the “Company” or “NELICO”) was organized as a stock life insurance company in Delaware in 1980 as New England Variable Life Insurance Company and is authorized to operate in all 50 states and the District of Columbia. On August 30, 1996, the Company changed its name to New England Life Insurance Company and changed its state of domicile to the Commonwealth of Massachusetts. The Company is currently an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect, wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife, Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at One Financial Center, Boston, Massachusetts 02111.
Termination of Net Worth Maintenance Agreement with Metropolitan Life Insurance Company. On or about December 1, 2016, Metropolitan Life Insurance Company (“MLIC”) terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MLIC and the Company on August 30, 1996. Under the agreement, MLIC had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.
Services Relating to the Variable Account and the Contracts
NELICO maintains certain books and records of the Variable Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc. provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by NELICO. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $920,820.
CUSTODIAN
The Company, One Financial Center, Boston, MA 02111, is the custodian of the assets of the Variable Account. The custodian has custody of all cash of the Variable Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Variable Account.
Investment Advice
The Variable Account invests in the Portfolios of the Brighthouse Funds Trust I (formerly Met Investors Series Trust) and Brighthouse Funds Trust II (formerly Metropolitan Series Fund (“Metropolitan Fund”)), and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. Brighthouse Investment Advisers, LLC (formerly MetLife Advisers, LLC (“MetLife Advisers”)) as adviser to Brighthouse Funds Trusts I and II, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.
MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.

MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund (“Zenith Fund”) until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.
Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.
The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:
The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS® Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.
On April 30, 2004, the MFS® Research Managers Portfolio merged with and into the MFS® Investors Trust Portfolio.
On April 28, 2006 the MFS® Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.
The following is the subadviser history of the remaining Metropolitan Fund Portfolios:
Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers® Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE® Index Portfolio and the Russell 2000® Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was

Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.
On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.
On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.
The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS® Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.
On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.
The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.
On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.
On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.
Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.
On or about April 30, 2012 Morgan Stanley EAFE® Index changed its name to MSCI EAFE® Index Portfolio.
On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.

Effective as of May 1, 2016, Metropolitan Series Fund: BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio; WMC Balanced Portfolio was renamed Met/Wellington Balanced Portfolio; WMC Large Cap Research Portfolio was renamed Met/Wellington Large Cap Research Portfolio; and WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.
The following is the Adviser (i.e., the “subadviser”) history of the Met Investors Series Trust:
The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS® Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.
The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.
The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.
The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.
On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.
On May 1, 2009, Lehman Brothers Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.
Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.
On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.
Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.
Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.
Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.
Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.
Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.
Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.
Effective April 29, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.
On or about November 26, 2012, Lazard Mid Cap Portfolio changed its name to MLA Mid Cap Portfolio.
On or about January 7, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.
Effective April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.
Effective April 29, 2013, FI Value Leaders Portfolio merged into MFS® Value Portfolio.
Effective April 29, 2013, Met/Franklin Mutual Shares Portfolio merged into Loomis Sayles Global Markets Portfolio.
Effective April 29, 2013, Met/Franklin Templeton Founding Strategy Portfolio merged into MetLife Growth Strategy Portfolio.
Effective April 29, 2013, MLA Mid Cap Portfolio merged into Neuberger Berman Genesis Portfolio.
Effective April 29, 2013, RCM Technology Portfolio merged into T. Rowe Price Large Cap Growth Portfolio.
Effective April 29, 2013, Oppenheimer Global Equity Portfolio merged into Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.
Effective April 28, 2014, Met Investor Series Trust: Janus Forty Portfolio changed its name to ClearBridge Aggressive Growth Portfolio II and ClearBridge Aggressive Growth Portfolio II (Class B) merged, (a) for Contracts issued prior to May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class E), and (b) for Contracts issued on or after May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B).
Effective April 28, 2014, Met Investor Series Trust: MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio.
Effective May 1, 2015, Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.
Effective May 1, 2016, Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).
On March 6, 2017, in connection with MetLife, Inc.’s planned divestment of a substantial portfolio of its U.S. retail business, the Met Investors Series Trust and the Metropolitan Series Fund changed their names to Brighthouse Funds Trust I (“BHFT I”) and Brighthouse Funds Trust II (“BHFT II”) respectively, and MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC. In addition, with the exception of the MetLife Index Portfolios, the words “MetLife and “Met” appearing in the names of the Portfolios of the Trusts were replaced with the word “Brighthouse”.
On September 1, 2017, Massachusetts Financial Services Company became the sub-adviser to the BHFT II: MFS® Value Portfolio II (formerly the BlackRock Large Cap Value Portfolio), which was subsequently merged into the BHFT II: MFS® Value Portfolio effective April 30, 2018.

On December 15, 2017, Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited became the sub-adviser to the BHFT I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio), which was subsequently merged into the BHFT I: Schroders Global Multi-Asset Portfolio effective April 30, 2018.
On December 15, 2017, Victory Capital Management Company became the sub-adviser to the BHFT I: Victory Sycamore Mid Cap Value Portfolio (formerly the Invesco Mid Cap Value Portfolio).
Effective as of April 30, 2018, J.P.Morgan Investment Management Inc. became the sub-adviser to the BHFT I: JPMorgan Global Active Allocation Portfolio (formerly Allianz Global Investors Dynamic Multi-Asset Plus Portfolio).
Effective April 30, 2018, BHFT I: Pyramis® Government Income Portfolio changed its name to Fidelity Institutional Asset Management® Government Income Portfolio
Effective April 29, 2019, Western Asset Management Company became the sub-adviser to the BHFT I: Western Asset Management Government Income Portfolio (formerly Fidelity Institutional Asset Management® Government Income Portfolio).
Effective April 29, 2019, BHFT I: Morgan Stanley Mid Cap Growth Portfolio changed its name to Morgan Stanley Discovery Portfolio.
Effective April 29, 2019, BHFT I: Loomis Sayles Global Markets Portfolio changed its name to Loomis Sayles Global Allocation Portfolio.
On June 6, 2019, Invesco Advisers, Inc. became the sub-adviser to the Invesco Global Equity Portfolio (formerly the Oppenheimer Global Equity Portfolio).
On December 16, 2019, Loomis, Sayles & Company, Inc. became the subadviser to the Loomis Sayles Growth Portfolio (formerly the ClearBridge Aggressive Growth Portfolio).
Effective April 30, 2021, American Funds Insurance Series®: American Funds Bond Fund changed its name to American Funds The Bond Fund of America.
Distribution of the Contracts
Currently the Contracts are not available for new sales.
Brighthouse Securities, LLC (“Distributor”) serves as principal underwriter for the Contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter over the past three years:
Fiscal year	Aggregate Amount of Commissions Paid to Distributor*	Aggregate Amount of Commissions Retained by Distributor After Payments to its Registered Persons and Selling Firms
2020	$4,800,249	$0
2019	$4,129,497	$0
2018	$5,284,609	$0

*	Includes sales compensation paid to registered persons of Distributor.
Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor’s operating and other expenses.
Calculation of Performance Data
AVERAGE ANNUAL TOTAL RETURN
We may provide average annual total returns for each Subaccount on a Class-specific basis, based on the actual investment experience of the Subaccounts, the Brighthouse Funds Trust I (formerly Met Investors Series Trust), the Brighthouse Funds Trust II (formerly Metropolitan Fund) and the American Funds Insurance Series. This Information does not Indicate or represent future performance. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5, and 10 years, or for a shorter period, if applicable.
We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.
The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the first Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB Plus II rider charge which is assessed as 1.00% (0.95% for New York) per year of the GMIB Income Base (up to a maximum of 1.50% upon Optional Reset) or for the Enhanced Guaranteed Withdrawal Benefit Rider charge which is 0.55% of the Guaranteed Withdrawal Amount (up to a maximum of .95% upon Optional Reset) and the Enhanced Death Benefit rider charge of 0.95% of the death benefit base (up to a maximum of 1.50% upon Optional Step-Up). This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal at the end of the last Contract Year in the period to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on that date. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.
The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee.
Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission (“SEC”) standardized formula, uses the inception date of the subaccount through which the Eligible Fund is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the withdrawal charge or the charge for the GMIB. This Information does not indicate or represent future performance.

Certain portfolios of the Brighthouse Funds Trust I and Brighthouse Funds Trust II have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see “INVESTMENT ADVICE” on page II-3.
As discussed in the prospectus in the section entitled “Investment Performance Information”, the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under “Investment Performance Information.” The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.
We may show daily unit values for each subaccount in advertising and sales literature, including on our website.
Calculation of Yields
7-Day Yield
From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Ultra-Short Bond Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used.
On a Class-specific basis, current yield will be calculated according to the following formula:
Current Yield = ((NCF – ES)/UV) x (365/7)
Where:
NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.
ES = per unit expenses for the hypothetical account for the 7-day period.
UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of the BlackRock Ultra-Short Bond Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
Effective Yield = (1 + ((NCF – ES)/UV))365/7 – 1
Where:
NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.
ES = per unit expenses of the hypothetical account for the 7-day period.
UV = the unit value for the first day of the 7-day period.
Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Ultra-Short Bond Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on portfolio securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund’s operating expenses. Yields on amounts held in the BlackRock Ultra-Short Bond Subaccount may also be presented for periods other than a 7-day period.
Other Subaccount Yields
From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Ultra-Short Bond Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Asset-Based Insurance Charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used.
On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:
Yield = 2 x ((((NI – ES)/(U x UV)) + 1)6 – 1)
Where:
NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount’s units.
ES = expenses of the subaccount for the 30-day or one-month period.
U = the average number of units outstanding.
UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.
Net Investment Factor
The Company determines the net investment factor (“Net Investment Factor”) each Class of subaccount for on each day on which the New York Stock Exchange is open for trading as follows:
(1)	The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;
(2)	Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.
(3)	This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.
(4)	Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See “Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions” in the prospectus.)
Annuity Payments
At annuitization, the Adjusted Contract Value on the Annuity Calculation Date is applied toward the purchase of variable and/or fixed annuity payments. The Adjusted Contract Value is the Contract Value, less any Premium and Other Taxes and less any applicable charges and fees. The Annuity Calculation Date is a Business Day no more than five Business Days prior to the Annuity Date The amount of variable annuity payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.
When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity option selected, and by the age and (where permitted) sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.
The selection of an assumed investment return (“Assumed Investment Return”) will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.
Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.
The number of annuity units credited under a variable payment option is determined as follows:
(1)	The Contract proceeds are applied at the Company’s annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, and premium tax charge, as described in the prospectus.)
(2)	The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.
The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined no more than 10 days before the payment is due.
The value of an annuity unit for the Class of each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See “Net Investment Factor” above.)
On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor (“Assumed Interest Factor”) for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract’s annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract’s Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed

Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.
Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.
Hypothetical Illustrations of Annuity Payouts
We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.
The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds’ management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled “FEDERAL INCOME TAX CONSIDERATIONS”.
When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers an alternative Assumed Investment Return of 5%, which you may select. Fixed annuity payments remain constant. Initial annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.
The illustrations may show the payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.
As noted in the prospectus under “Investment Performance Information”, we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.
Accumulation Unit Values
(For an Accumulation Unit Outstanding Through the Period)
New England Variable Annuity Separate Account
Condensed Financial Information
The following tables show the Accumulation Unit Values through December 31, 2020. Certain Sub-Accounts are subject to a reduced Asset-Based Insurance Charge. Please see "FEE TABLE--Asset-Based Insurance Charge" for more information.

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.147405	10.444693	0
01/01/2013 to 12/31/2013	10.444693	11.367647	0
01/01/2014 to 12/31/2014	11.367647	11.949379	0
01/01/2015 to 12/31/2015	11.949379	11.768823	0
01/01/2016 to 12/31/2016	11.768823	11.938678	0
01/01/2017 to 12/31/2017	11.938678	13.283440	0
01/01/2018 to 12/31/2018	13.283440	12.099348	0
01/01/2019 to 12/31/2019	12.099348	13.989397	0
01/01/2020 to 12/31/2020	13.989397	14.531586	0
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.705506	9.302038	0
01/01/2012 to 12/31/2012	9.302038	10.339948	0
01/01/2013 to 12/31/2013	10.339948	12.001527	0
01/01/2014 to 12/31/2014	12.001527	12.463023	0
01/01/2015 to 12/31/2015	12.463023	12.117900	0
01/01/2016 to 12/31/2016	12.117900	12.792815	0
01/01/2017 to 12/31/2017	12.792815	14.639506	0
01/01/2018 to 12/31/2018	14.639506	13.715560	0
01/01/2019 to 12/31/2019	13.715560	16.053063	0
01/01/2020 to 12/31/2020	16.053063	18.165978	0
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.231609	8.612281	0
01/01/2012 to 12/31/2012	8.612281	9.794980	0
01/01/2013 to 12/31/2013	9.794980	11.999741	0
01/01/2014 to 12/31/2014	11.999741	12.500948	0
01/01/2015 to 12/31/2015	12.500948	12.148623	0
01/01/2016 to 12/31/2016	12.148623	12.961923	0
01/01/2017 to 12/31/2017	12.961923	15.402915	0
01/01/2018 to 12/31/2018	15.402915	14.210958	0
01/01/2019 to 12/31/2019	14.210958	17.204807	0
01/01/2020 to 12/31/2020	17.204807	19.697720	0
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.946333	9.758710	0
01/01/2012 to 12/31/2012	9.758710	10.590550	0
01/01/2013 to 12/31/2013	10.590550	11.772645	0
01/01/2014 to 12/31/2014	11.772645	12.230577	0
01/01/2015 to 12/31/2015	12.230577	11.889444	0
01/01/2016 to 12/31/2016	11.889444	12.458875	0
01/01/2017 to 12/31/2017	12.458875	13.782497	0
01/01/2018 to 12/31/2018	13.782497	13.033640	0
01/01/2019 to 12/31/2019	13.033640	14.824843	0
01/01/2020 to 12/31/2020	14.824843	16.401771	0
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.072906	11.423719	0
01/01/2013 to 12/31/2013	11.423719	10.806938	0
01/01/2014 to 12/31/2014	10.806938	11.005391	0
01/01/2015 to 12/31/2015	11.005391	9.744938	0
01/01/2016 to 12/31/2016	9.744938	10.397554	0
01/01/2017 to 12/31/2017	10.397554	11.180168	0
01/01/2018 to 12/31/2018	11.180168	10.251570	0
01/01/2019 to 12/31/2019	10.251570	12.037986	0
01/01/2020 to 12/31/2020	12.037986	12.143656	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.181630	0.924153	0
01/01/2012 to 12/31/2012	0.924153	1.080102	0
01/01/2013 to 12/31/2013	1.080102	1.217768	0
01/01/2014 to 12/31/2014	1.217768	1.152589	0
01/01/2015 to 12/31/2015	1.152589	1.104141	0
01/01/2016 to 12/31/2016	1.104141	1.135806	0
01/01/2017 to 12/31/2017	1.135806	1.500348	0
01/01/2018 to 12/31/2018	1.500348	1.216440	0
01/01/2019 to 12/31/2019	1.216440	1.577180	0
01/01/2020 to 12/31/2020	1.577180	1.949863	0
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.203493	0.943049	13,947
01/01/2012 to 12/31/2012	0.943049	1.102438	16,834
01/01/2013 to 12/31/2013	1.102438	1.244666	17,293
01/01/2014 to 12/31/2014	1.244666	1.179885	20,983
01/01/2015 to 12/31/2015	1.179885	1.130556	21,821
01/01/2016 to 12/31/2016	1.130556	1.165088	23,348
01/01/2017 to 12/31/2017	1.165088	1.539352	31,808
01/01/2018 to 12/31/2018	1.539352	1.249517	0
01/01/2019 to 12/31/2019	1.249517	1.622013	0
01/01/2020 to 12/31/2020	1.622013	2.006968	0
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	4.364973	4.543986	162
01/01/2012 to 12/31/2012	4.543986	4.773039	0
01/01/2013 to 12/31/2013	4.773039	4.626747	0
01/01/2014 to 12/31/2014	4.626747	4.839131	0
01/01/2015 to 12/31/2015	4.839131	4.754712	0
01/01/2016 to 12/31/2016	4.754712	4.789320	0
01/01/2017 to 12/31/2017	4.789320	4.870567	0
01/01/2018 to 12/31/2018	4.870567	4.739456	0
01/01/2019 to 12/31/2019	4.739456	5.084332	0
01/01/2020 to 12/31/2020	5.084332	5.393383	0
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.829323	2.516975	0
01/01/2012 to 12/31/2012	2.516975	2.811219	0
01/01/2013 to 12/31/2013	2.811219	3.686103	0
01/01/2014 to 12/31/2014	3.686103	3.921212	0
01/01/2015 to 12/31/2015	3.921212	4.070527	0
01/01/2016 to 12/31/2016	4.070527	3.980024	0
01/01/2017 to 12/31/2017	3.980024	5.206022	0
01/01/2018 to 12/31/2018	5.206022	5.208152	0
01/01/2019 to 12/31/2019	5.208152	6.758204	0
01/01/2020 to 12/31/2020	6.758204	9.285073	0
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.868049	2.554003	5,842
01/01/2012 to 12/31/2012	2.554003	2.855133	6,067
01/01/2013 to 12/31/2013	2.855133	3.747662	6,104
01/01/2014 to 12/31/2014	3.747662	3.990672	7,160
01/01/2015 to 12/31/2015	3.990672	4.146362	6,454
01/01/2016 to 12/31/2016	4.146362	4.057864	6,660
01/01/2017 to 12/31/2017	4.057864	5.314278	9,312
01/01/2018 to 12/31/2018	5.314278	5.320903	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	5.320903	6.912047	0
01/01/2020 to 12/31/2020	6.912047	9.504888	0
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.904073	10.176874	0
01/01/2013 to 12/31/2013	10.176874	10.992694	0
01/01/2014 to 12/31/2014	10.992694	11.401052	0
01/01/2015 to 12/31/2015	11.401052	11.151963	0
01/01/2016 to 12/31/2016	11.151963	11.404147	0
01/01/2017 to 12/31/2017	11.404147	12.654080	0
01/01/2018 to 12/31/2018	12.654080	11.499554	0
01/01/2019 to 12/31/2019	11.499554	13.583166	0
01/01/2020 to 12/31/2020	13.583166	13.873479	0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.922579	1.882732	0
01/01/2012 to 12/31/2012	1.882732	1.843392	0
01/01/2013 to 12/31/2013	1.843392	1.805083	0
01/01/2014 to 12/31/2014	1.805083	1.767569	0
01/01/2015 to 12/31/2015	1.767569	1.730836	0
01/01/2016 to 12/31/2016	1.730836	1.696766	0
01/01/2017 to 12/31/2017	1.696766	1.672145	0
01/01/2018 to 12/31/2018	1.672145	1.662566	0
01/01/2019 to 12/31/2019	1.662566	1.658592	0
01/01/2020 to 12/31/2020	1.658592	1.627150	0
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	10.810063	11.695218	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	11.659560	9.939170	0
01/01/2012 to 12/31/2012	9.939170	11.360866	0
01/01/2013 to 12/31/2013	11.360866	14.407480	0
01/01/2014 to 12/31/2014	14.407480	14.825962	0
01/01/2015 to 12/31/2015	14.825962	14.226270	0
01/01/2016 to 12/31/2016	14.226270	15.181380	0
01/01/2017 to 12/31/2017	15.181380	18.276466	0
01/01/2018 to 12/31/2018	18.276466	16.093357	0
01/01/2019 to 12/31/2019	16.093357	20.089761	0
01/01/2020 to 12/31/2020	20.089761	23.391554	0
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.826016	11.957477	0
01/01/2012 to 12/31/2012	11.957477	12.782431	0
01/01/2013 to 12/31/2013	12.782431	13.053283	0
01/01/2014 to 12/31/2014	13.053283	13.353621	0
01/01/2015 to 12/31/2015	13.353621	12.999534	0
01/01/2016 to 12/31/2016	12.999534	13.306051	0
01/01/2017 to 12/31/2017	13.306051	13.933607	0
01/01/2018 to 12/31/2018	13.933607	13.286244	0
01/01/2019 to 12/31/2019	13.286244	14.537074	0
01/01/2020 to 12/31/2020	14.537074	15.588860	0
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.688245	11.565942	0
01/01/2012 to 12/31/2012	11.565942	12.622341	0
01/01/2013 to 12/31/2013	12.622341	13.710389	0
01/01/2014 to 12/31/2014	13.710389	14.086865	0
01/01/2015 to 12/31/2015	14.086865	13.646042	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	13.646042	14.175954	0
01/01/2017 to 12/31/2017	14.175954	15.359574	0
01/01/2018 to 12/31/2018	15.359574	14.376758	0
01/01/2019 to 12/31/2019	14.376758	16.273615	0
01/01/2020 to 12/31/2020	16.273615	17.693423	0
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.485589	11.093440	0
01/01/2012 to 12/31/2012	11.093440	12.299979	0
01/01/2013 to 12/31/2013	12.299979	14.210531	0
01/01/2014 to 12/31/2014	14.210531	14.617996	0
01/01/2015 to 12/31/2015	14.617996	14.132708	0
01/01/2016 to 12/31/2016	14.132708	14.822330	0
01/01/2017 to 12/31/2017	14.822330	16.653485	0
01/01/2018 to 12/31/2018	16.653485	15.306801	0
01/01/2019 to 12/31/2019	15.306801	17.900067	0
01/01/2020 to 12/31/2020	17.900067	19.954699	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.495102	9.134478	0
01/01/2012 to 12/31/2012	9.134478	10.385784	0
01/01/2013 to 04/26/2013	10.385784	11.156008	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.227659	12.738202	0
01/01/2014 to 04/25/2014	12.738202	12.658768	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.205219	10.558920	0
01/01/2012 to 12/31/2012	10.558920	11.929127	0
01/01/2013 to 12/31/2013	11.929127	14.521187	0
01/01/2014 to 12/31/2014	14.521187	14.962702	0
01/01/2015 to 12/31/2015	14.962702	14.403204	0
01/01/2016 to 12/31/2016	14.403204	15.252068	0
01/01/2017 to 12/31/2017	15.252068	17.798022	0
01/01/2018 to 12/31/2018	17.798022	16.012413	0
01/01/2019 to 12/31/2019	16.012413	19.400164	0
01/01/2020 to 12/31/2020	19.400164	22.148372	0
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	9.930840	10.342882	0
01/01/2013 to 12/31/2013	10.342882	11.582518	0
01/01/2014 to 12/31/2014	11.582518	12.436122	0
01/01/2015 to 12/31/2015	12.436122	11.679888	0
01/01/2016 to 12/31/2016	11.679888	12.393911	0
01/01/2017 to 12/31/2017	12.393911	14.362164	0
01/01/2018 to 12/31/2018	14.362164	13.026717	0
01/01/2019 to 12/31/2019	13.026717	15.762077	0
01/01/2020 to 12/31/2020	15.762077	17.366223	0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.650440	2.763931	0
01/01/2012 to 12/31/2012	2.763931	3.019617	0
01/01/2013 to 12/31/2013	3.019617	4.036428	0
01/01/2014 to 12/31/2014	4.036428	4.018699	0
01/01/2015 to 12/31/2015	4.018699	3.554836	0
01/01/2016 to 12/31/2016	3.554836	4.269483	0
01/01/2017 to 12/31/2017	4.269483	4.705288	0
01/01/2018 to 12/31/2018	4.705288	3.988799	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	3.988799	4.821416	0
01/01/2020 to 12/31/2020	4.821416	5.003290	0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.719765	2.839088	8,535
01/01/2012 to 12/31/2012	2.839088	3.104853	8,498
01/01/2013 to 12/31/2013	3.104853	4.154639	7,760
01/01/2014 to 12/31/2014	4.154639	4.140491	9,294
01/01/2015 to 12/31/2015	4.140491	3.666160	9,856
01/01/2016 to 12/31/2016	3.666160	4.407697	9,856
01/01/2017 to 12/31/2017	4.407697	4.862569	14,571
01/01/2018 to 12/31/2018	4.862569	4.126212	0
01/01/2019 to 12/31/2019	4.126212	4.992480	0
01/01/2020 to 12/31/2020	4.992480	5.186046	0
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.987125	9.720837	0
01/01/2012 to 12/31/2012	9.720837	9.936368	0
01/01/2013 to 12/31/2013	9.936368	9.842815	0
01/01/2014 to 12/31/2014	9.842815	9.740220	0
01/01/2015 to 12/31/2015	9.740220	9.478429	0
01/01/2016 to 12/31/2016	9.478429	9.572288	0
01/01/2017 to 12/31/2017	9.572288	9.498729	0
01/01/2018 to 12/31/2018	9.498729	9.340862	0
01/01/2019 to 12/31/2019	9.340862	9.570794	0
01/01/2020 to 12/31/2020	9.570794	9.570351	0
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	33.923394	34.412217	0
01/01/2012 to 12/31/2012	34.412217	37.773149	0
01/01/2013 to 12/31/2013	37.773149	44.488379	0
01/01/2014 to 12/31/2014	44.488379	48.042452	0
01/01/2015 to 12/31/2015	48.042452	48.123569	0
01/01/2016 to 12/31/2016	48.123569	50.300221	0
01/01/2017 to 12/31/2017	50.300221	56.573925	0
01/01/2018 to 12/31/2018	56.573925	53.171867	0
01/01/2019 to 12/31/2019	53.171867	63.894972	0
01/01/2020 to 12/31/2020	63.894972	73.478696	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.946250	2.761974	11,592
01/01/2012 to 12/31/2012	2.761974	3.045490	11,592
01/01/2013 to 12/31/2013	3.045490	3.977057	0
01/01/2014 to 12/31/2014	3.977057	4.297620	0
01/01/2015 to 12/31/2015	4.297620	4.298439	0
01/01/2016 to 12/31/2016	4.298439	4.506091	0
01/01/2017 to 12/31/2017	4.506091	5.242732	0
01/01/2018 to 12/31/2018	5.242732	5.115050	0
01/01/2019 to 12/31/2019	5.115050	6.543668	0
01/01/2020 to 12/31/2020	6.543668	7.110309	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.991235	2.806779	1,795
01/01/2012 to 12/31/2012	2.806779	3.097215	1,525
01/01/2013 to 12/31/2013	3.097215	4.049754	1,582
01/01/2014 to 12/31/2014	4.049754	4.379864	0
01/01/2015 to 12/31/2015	4.379864	4.386055	0
01/01/2016 to 12/31/2016	4.386055	4.602096	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	4.602096	5.359410	0
01/01/2018 to 12/31/2018	5.359410	5.234331	0
01/01/2019 to 12/31/2019	5.234331	6.702779	0
01/01/2020 to 12/31/2020	6.702779	7.290310	0
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.234343	5.138863	9,436
01/01/2012 to 12/31/2012	5.138863	5.706414	8,866
01/01/2013 to 12/31/2013	5.706414	7.503542	8,527
01/01/2014 to 12/31/2014	7.503542	8.339926	8,165
01/01/2015 to 12/31/2015	8.339926	8.533620	7,816
01/01/2016 to 12/31/2016	8.533620	9.047986	7,454
01/01/2017 to 12/31/2017	9.047986	10.804478	7,121
01/01/2018 to 12/31/2018	10.804478	9.909766	6,765
01/01/2019 to 12/31/2019	9.909766	12.790272	6,461
01/01/2020 to 12/31/2020	12.790272	15.295258	6,077
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	13.610832	12.583917	523
01/01/2012 to 12/31/2012	12.583917	15.523381	523
01/01/2013 to 12/31/2013	15.523381	15.739722	0
01/01/2014 to 12/31/2014	15.739722	17.457535	0
01/01/2015 to 12/31/2015	17.457535	16.855119	0
01/01/2016 to 12/31/2016	16.855119	16.649172	0
01/01/2017 to 12/31/2017	16.649172	18.056087	0
01/01/2018 to 12/31/2018	18.056087	16.150244	0
01/01/2019 to 12/31/2019	16.150244	19.738358	0
01/01/2020 to 12/31/2020	19.738358	18.357264	0
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	38.310137	36.298275	87
01/01/2012 to 12/31/2012	36.298275	39.340198	0
01/01/2013 to 12/31/2013	39.340198	51.017580	0
01/01/2014 to 12/31/2014	51.017580	55.390675	0
01/01/2015 to 12/31/2015	55.390675	55.652039	0
01/01/2016 to 12/31/2016	55.652039	57.306239	0
01/01/2017 to 12/31/2017	57.306239	70.112357	0
01/01/2018 to 12/31/2018	70.112357	64.595971	0
01/01/2019 to 12/31/2019	64.595971	84.025248	0
01/01/2020 to 12/31/2020	84.025248	108.096966	0
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.870030	1.570170	0
01/01/2012 to 12/31/2012	1.570170	1.987109	0
01/01/2013 to 12/31/2013	1.987109	2.539110	0
01/01/2014 to 12/31/2014	2.539110	2.342378	0
01/01/2015 to 12/31/2015	2.342378	2.189968	0
01/01/2016 to 12/31/2016	2.189968	2.319826	0
01/01/2017 to 12/31/2017	2.319826	2.963025	0
01/01/2018 to 12/31/2018	2.963025	2.205607	0
01/01/2019 to 12/31/2019	2.205607	2.689325	0
01/01/2020 to 12/31/2020	2.689325	2.768064	0
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.886977	1.586908	2,631
01/01/2012 to 12/31/2012	1.586908	2.008590	0
01/01/2013 to 12/31/2013	2.008590	2.569670	0
01/01/2014 to 12/31/2014	2.569670	2.373699	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	2.373699	2.220833	0
01/01/2016 to 12/31/2016	2.220833	2.355399	0
01/01/2017 to 12/31/2017	2.355399	3.010672	0
01/01/2018 to 12/31/2018	3.010672	2.244221	0
01/01/2019 to 12/31/2019	2.244221	2.738184	0
01/01/2020 to 12/31/2020	2.738184	2.821703	0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010597	1.042959	0
01/01/2013 to 12/31/2013	1.042959	1.040292	0
01/01/2014 to 12/31/2014	1.040292	1.075523	0
01/01/2015 to 12/31/2015	1.075523	1.008883	0
01/01/2016 to 12/31/2016	1.008883	1.103671	0
01/01/2017 to 12/31/2017	1.103671	1.188884	0
01/01/2018 to 12/31/2018	1.188884	1.089133	0
01/01/2019 to 12/31/2019	1.089133	1.229461	0
01/01/2020 to 12/31/2020	1.229461	1.325873	0
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.958421	15.210751	0
01/01/2012 to 12/31/2012	15.210751	18.046786	0
01/01/2013 to 12/31/2013	18.046786	22.463321	0
01/01/2014 to 12/31/2014	22.463321	22.467705	0
01/01/2015 to 12/31/2015	22.467705	22.866625	0
01/01/2016 to 12/31/2016	22.866625	22.443132	0
01/01/2017 to 12/31/2017	22.443132	30.051836	0
01/01/2018 to 12/31/2018	30.051836	25.556005	0
01/01/2019 to 12/31/2019	25.556005	32.924610	0
01/01/2020 to 12/31/2020	32.924610	41.131359	0
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.950489	8.160302	0
01/01/2012 to 12/31/2012	8.160302	9.764817	0
01/01/2013 to 04/26/2013	9.764817	10.357941	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.490833	1.444128	0
01/01/2012 to 12/31/2012	1.444128	1.671746	0
01/01/2013 to 12/31/2013	1.671746	2.294715	0
01/01/2014 to 12/31/2014	2.294715	2.424785	0
01/01/2015 to 12/31/2015	2.424785	2.333793	0
01/01/2016 to 12/31/2016	2.333793	2.546613	0
01/01/2017 to 12/31/2017	2.546613	3.125597	0
01/01/2018 to 12/31/2018	3.125597	2.783379	0
01/01/2019 to 12/31/2019	2.783379	3.390814	0
01/01/2020 to 12/31/2020	3.390814	5.204893	0
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.476052	0.467213	0
01/01/2012 to 12/31/2012	0.467213	0.528623	0
01/01/2013 to 12/31/2013	0.528623	0.707782	0
01/01/2014 to 12/31/2014	0.707782	0.753671	0
01/01/2015 to 12/31/2015	0.753671	0.815792	0
01/01/2016 to 12/31/2016	0.815792	0.797802	0
01/01/2017 to 12/31/2017	0.797802	1.070260	0
01/01/2018 to 12/31/2018	1.070260	1.049085	0
01/01/2019 to 12/31/2019	1.049085	1.361105	0
01/01/2020 to 12/31/2020	1.361105	2.084138	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	7.847306	7.578468	0
01/01/2012 to 04/27/2012	7.578468	8.506346	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.479518	0.471015	112,134
01/01/2012 to 12/31/2012	0.471015	0.533026	108,094
01/01/2013 to 12/31/2013	0.533026	0.714570	103,963
01/01/2014 to 12/31/2014	0.714570	0.761696	99,542
01/01/2015 to 12/31/2015	0.761696	0.825413	95,292
01/01/2016 to 12/31/2016	0.825413	0.808152	90,879
01/01/2017 to 12/31/2017	0.808152	1.085199	86,821
01/01/2018 to 12/31/2018	1.085199	1.064883	82,483
01/01/2019 to 12/31/2019	1.064883	1.382332	78,772
01/01/2020 to 12/31/2020	1.382332	2.119660	74,090
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012651	1.044995	0
01/01/2013 to 12/31/2013	1.044995	1.135706	0
01/01/2014 to 12/31/2014	1.135706	1.189684	0
01/01/2015 to 12/31/2015	1.189684	1.175377	0
01/01/2016 to 12/31/2016	1.175377	1.184364	0
01/01/2017 to 12/31/2017	1.184364	1.353017	0
01/01/2018 to 12/31/2018	1.353017	1.229522	0
01/01/2019 to 12/31/2019	1.229522	1.407600	0
01/01/2020 to 12/31/2020	1.407600	1.546785	0
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996755	1.035393	0
01/01/2015 to 12/31/2015	1.035393	1.003902	0
01/01/2016 to 12/31/2016	1.003902	1.002651	0
01/01/2017 to 12/31/2017	1.002651	1.133949	0
01/01/2018 to 04/30/2018	1.133949	1.103311	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.572000	13.752066	0
01/01/2014 to 12/31/2014	13.752066	13.933173	0
01/01/2015 to 12/31/2015	13.933173	13.811110	0
01/01/2016 to 12/31/2016	13.811110	14.170179	0
01/01/2017 to 12/31/2017	14.170179	17.063919	0
01/01/2018 to 12/31/2018	17.063919	15.807144	0
01/01/2019 to 12/31/2019	15.807144	19.739233	0
01/01/2020 to 12/31/2020	19.739233	22.186252	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	10.893585	10.895358	1,491
01/01/2012 to 12/31/2012	10.895358	12.000527	1,491
01/01/2013 to 04/26/2013	12.000527	12.498750	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.712041	0.719917	0
01/01/2012 to 12/31/2012	0.719917	0.835338	0
01/01/2013 to 12/31/2013	0.835338	1.191005	0
01/01/2014 to 12/31/2014	1.191005	1.386597	0
01/01/2015 to 12/31/2015	1.386597	1.302970	0
01/01/2016 to 12/31/2016	1.302970	1.310092	0
01/01/2017 to 12/31/2017	1.310092	1.519115	0
01/01/2018 to 12/31/2018	1.519115	1.382383	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	1.382383	1.672701	0
01/01/2020 to 12/31/2020	1.672701	2.165738	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	127.101648	115.074290	24
01/01/2012 to 12/31/2012	115.074290	138.039994	0
01/01/2013 to 12/31/2013	138.039994	174.082427	0
01/01/2014 to 04/25/2014	174.082427	180.874023	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.525020	5.861417	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.592444	0.534916	28,731
01/01/2012 to 12/31/2012	0.534916	0.620986	27,991
01/01/2013 to 12/31/2013	0.620986	0.886893	24,793
01/01/2014 to 12/31/2014	0.886893	1.032994	26,521
01/01/2015 to 12/31/2015	1.032994	0.971197	25,456
01/01/2016 to 12/31/2016	0.971197	0.977990	28,468
01/01/2017 to 12/31/2017	0.977990	1.135320	41,318
01/01/2018 to 12/31/2018	1.135320	1.034432	0
01/01/2019 to 12/31/2019	1.034432	1.252551	0
01/01/2020 to 12/31/2020	1.252551	1.622599	0
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.558494	0.592546	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.179884	3.124478	6,687
01/01/2012 to 12/31/2012	3.124478	3.495724	6,687
01/01/2013 to 12/31/2013	3.495724	4.815823	0
01/01/2014 to 12/31/2014	4.815823	4.880874	0
01/01/2015 to 12/31/2015	4.880874	4.696168	0
01/01/2016 to 12/31/2016	4.696168	5.471050	0
01/01/2017 to 12/31/2017	5.471050	6.159069	0
01/01/2018 to 12/31/2018	6.159069	5.349129	0
01/01/2019 to 12/31/2019	5.349129	6.559371	0
01/01/2020 to 12/31/2020	6.559371	7.179661	0
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.222305	3.169372	1,359
01/01/2012 to 12/31/2012	3.169372	3.549413	1,291
01/01/2013 to 12/31/2013	3.549413	4.894717	1,227
01/01/2014 to 12/31/2014	4.894717	4.965582	0
01/01/2015 to 12/31/2015	4.965582	4.782609	0
01/01/2016 to 12/31/2016	4.782609	5.577234	0
01/01/2017 to 12/31/2017	5.577234	6.284835	0
01/01/2018 to 12/31/2018	6.284835	5.463896	0
01/01/2019 to 12/31/2019	5.463896	6.706660	0
01/01/2020 to 12/31/2020	6.706660	7.348238	0
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.001085	1.007233	2,817
01/01/2012 to 12/31/2012	1.007233	1.093632	2,690
01/01/2013 to 12/31/2013	1.093632	1.589027	2,466
01/01/2014 to 12/31/2014	1.589027	1.570543	0
01/01/2015 to 12/31/2015	1.570543	1.559852	0
01/01/2016 to 12/31/2016	1.559852	1.619803	0
01/01/2017 to 12/31/2017	1.619803	2.009495	0
01/01/2018 to 12/31/2018	2.009495	1.972988	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	1.972988	2.444154	0
01/01/2020 to 12/31/2020	2.444154	3.208024	0
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.425849	1.497991	191
01/01/2012 to 12/31/2012	1.497991	1.519866	186
01/01/2013 to 12/31/2013	1.519866	1.450601	181
01/01/2014 to 12/31/2014	1.450601	1.498274	0
01/01/2015 to 12/31/2015	1.498274	1.468451	0
01/01/2016 to 12/31/2016	1.468451	1.468709	0
01/01/2017 to 12/31/2017	1.468709	1.480905	0
01/01/2018 to 12/31/2018	1.480905	1.443418	0
01/01/2019 to 12/31/2019	1.443418	1.531263	0
01/01/2020 to 12/31/2020	1.531263	1.604526	0
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.616959	1.548785	0
01/01/2012 to 12/31/2012	1.548785	1.779228	0
01/01/2013 to 12/31/2013	1.779228	2.314258	0
01/01/2014 to 12/31/2014	2.314258	2.475225	0
01/01/2015 to 12/31/2015	2.475225	2.360246	0
01/01/2016 to 12/31/2016	2.360246	2.776653	0
01/01/2017 to 12/31/2017	2.776653	3.144075	0
01/01/2018 to 12/31/2018	3.144075	2.724079	0
01/01/2019 to 12/31/2019	2.724079	3.349472	0
01/01/2020 to 12/31/2020	3.349472	3.711095	0
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.176583	1.006429	754
01/01/2012 to 12/31/2012	1.006429	1.163025	0
01/01/2013 to 12/31/2013	1.163025	1.383954	0
01/01/2014 to 12/31/2014	1.383954	1.270249	0
01/01/2015 to 12/31/2015	1.270249	1.227928	0
01/01/2016 to 12/31/2016	1.227928	1.214435	0
01/01/2017 to 12/31/2017	1.214435	1.481908	0
01/01/2018 to 12/31/2018	1.481908	1.246645	0
01/01/2019 to 12/31/2019	1.246645	1.483820	0
01/01/2020 to 12/31/2020	1.483820	1.562971	0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.760561	11.198655	0
01/01/2014 to 12/31/2014	11.198655	11.981493	0
01/01/2015 to 12/31/2015	11.981493	11.590309	0
01/01/2016 to 12/31/2016	11.590309	11.844462	0
01/01/2017 to 12/31/2017	11.844462	13.401921	0
01/01/2018 to 12/31/2018	13.401921	12.179015	0
01/01/2019 to 12/31/2019	12.179015	14.515180	0
01/01/2020 to 12/31/2020	14.515180	15.144822	0
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.656353	1.552459	0
01/01/2012 to 12/31/2012	1.552459	1.764032	0
01/01/2013 to 12/31/2013	1.764032	2.386949	0
01/01/2014 to 12/31/2014	2.386949	2.449101	0
01/01/2015 to 12/31/2015	2.449101	2.290479	0
01/01/2016 to 12/31/2016	2.290479	2.713052	0
01/01/2017 to 12/31/2017	2.713052	3.039172	0
01/01/2018 to 12/31/2018	3.039172	2.642912	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	2.642912	3.242864	0
01/01/2020 to 12/31/2020	3.242864	3.789698	0
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.336986	3.321218	0
01/01/2012 to 12/31/2012	3.321218	3.753575	0
01/01/2013 to 12/31/2013	3.753575	4.840718	0
01/01/2014 to 12/31/2014	4.840718	5.361027	0
01/01/2015 to 12/31/2015	5.361027	5.297561	0
01/01/2016 to 12/31/2016	5.297561	5.777954	0
01/01/2017 to 12/31/2017	5.777954	6.859600	0
01/01/2018 to 12/31/2018	6.859600	6.391771	0
01/01/2019 to 12/31/2019	6.391771	8.186767	0
01/01/2020 to 12/31/2020	8.186767	9.445169	0
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.369425	1.197332	0
01/01/2012 to 12/31/2012	1.197332	1.368198	0
01/01/2013 to 12/31/2013	1.368198	1.597777	0
01/01/2014 to 12/31/2014	1.597777	1.455836	0
01/01/2015 to 12/31/2015	1.455836	1.400290	0
01/01/2016 to 12/31/2016	1.400290	1.359186	0
01/01/2017 to 12/31/2017	1.359186	1.705776	0
01/01/2018 to 12/31/2018	1.705776	1.436368	0
01/01/2019 to 12/31/2019	1.436368	1.804770	0
01/01/2020 to 12/31/2020	1.804770	1.997194	0
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	3.764852	3.766379	21,579
01/01/2012 to 12/31/2012	3.766379	4.104738	20,801
01/01/2013 to 12/31/2013	4.104738	4.771071	20,006
01/01/2014 to 12/31/2014	4.771071	5.062672	19,156
01/01/2015 to 12/31/2015	5.062672	4.937651	18,338
01/01/2016 to 12/31/2016	4.937651	5.266480	17,488
01/01/2017 to 12/31/2017	5.266480	5.784898	16,707
01/01/2018 to 12/31/2018	5.784898	5.334946	15,873
01/01/2019 to 12/31/2019	5.334946	6.272527	15,159
01/01/2020 to 12/31/2020	6.272527	6.724597	14,258
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.038821	1.038128	0
01/01/2012 to 12/31/2012	1.038128	1.158439	0
01/01/2013 to 12/31/2013	1.158439	1.494488	0
01/01/2014 to 12/31/2014	1.494488	1.605408	0
01/01/2015 to 12/31/2015	1.605408	1.474915	0
01/01/2016 to 12/31/2016	1.474915	1.705630	0
01/01/2017 to 12/31/2017	1.705630	1.793081	0
01/01/2018 to 04/30/2018	1.793081	1.725307	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.047821	1.047918	4,005
01/01/2012 to 12/31/2012	1.047918	1.171093	3,886
01/01/2013 to 12/31/2013	1.171093	1.512424	4,055
01/01/2014 to 12/31/2014	1.512424	1.625982	0
01/01/2015 to 12/31/2015	1.625982	1.495589	0
01/01/2016 to 12/31/2016	1.495589	1.730172	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	1.730172	1.821633	0
01/01/2018 to 04/30/2018	1.821633	1.753546	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.093143	1.077312	0
01/01/2012 to 12/31/2012	1.077312	1.226944	0
01/01/2013 to 12/31/2013	1.226944	1.626609	0
01/01/2014 to 12/31/2014	1.626609	1.761039	0
01/01/2015 to 12/31/2015	1.761039	1.718156	0
01/01/2016 to 12/31/2016	1.718156	1.919605	0
01/01/2017 to 12/31/2017	1.919605	2.210347	0
01/01/2018 to 12/31/2018	2.210347	1.942509	0
01/01/2019 to 12/31/2019	1.942509	2.469853	0
01/01/2020 to 12/31/2020	2.469853	2.506822	0
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.284929	2.094679	0
01/01/2012 to 12/31/2012	2.094679	2.368227	0
01/01/2013 to 04/26/2013	2.368227	2.601519	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.732570	8.504691	0
01/01/2012 to 12/31/2012	8.504691	9.485882	0
01/01/2013 to 04/26/2013	9.485882	10.367847	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.105892	1.091684	22,702
01/01/2012 to 12/31/2012	1.091684	1.244114	21,033
01/01/2013 to 12/31/2013	1.244114	1.652393	19,623
01/01/2014 to 12/31/2014	1.652393	1.790023	23,394
01/01/2015 to 12/31/2015	1.790023	1.748082	22,615
01/01/2016 to 12/31/2016	1.748082	1.954846	21,190
01/01/2017 to 12/31/2017	1.954846	2.255082	31,347
01/01/2018 to 12/31/2018	2.255082	1.982697	0
01/01/2019 to 12/31/2019	1.982697	2.524033	0
01/01/2020 to 12/31/2020	2.524033	2.564026	0
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.320662	2.129410	382
01/01/2012 to 12/31/2012	2.129410	2.409958	0
01/01/2013 to 04/26/2013	2.409958	2.648301	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.357137	1.236994	0
01/01/2012 to 12/31/2012	1.236994	1.323572	0
01/01/2013 to 12/31/2013	1.323572	1.801860	0
01/01/2014 to 12/31/2014	1.801860	1.782305	0
01/01/2015 to 12/31/2015	1.782305	1.657598	0
01/01/2016 to 12/31/2016	1.657598	1.485824	0
01/01/2017 to 12/31/2017	1.485824	2.035790	0
01/01/2018 to 12/31/2018	2.035790	2.195577	0
01/01/2019 to 12/31/2019	2.195577	3.012720	0
01/01/2020 to 12/31/2020	3.012720	7.467130	0
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.517925	1.568300	0
01/01/2012 to 12/31/2012	1.568300	1.685308	0
01/01/2013 to 12/31/2013	1.685308	2.280534	0
01/01/2014 to 12/31/2014	2.280534	2.226426	0
01/01/2015 to 12/31/2015	2.226426	2.188441	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	2.188441	2.537153	0
01/01/2017 to 12/31/2017	2.537153	2.869394	0
01/01/2018 to 12/31/2018	2.869394	2.613163	0
01/01/2019 to 12/31/2019	2.613163	3.311334	0
01/01/2020 to 12/31/2020	3.311334	4.045143	0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.461358	1.355542	0
01/01/2012 to 12/31/2012	1.355542	1.397378	0
01/01/2013 to 04/26/2013	1.397378	1.511775	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.530699	1.582274	19,561
01/01/2012 to 12/31/2012	1.582274	1.702625	19,624
01/01/2013 to 12/31/2013	1.702625	2.307037	18,984
01/01/2014 to 12/31/2014	2.307037	2.254779	17,479
01/01/2015 to 12/31/2015	2.254779	2.217372	17,314
01/01/2016 to 12/31/2016	2.217372	2.573858	16,886
01/01/2017 to 12/31/2017	2.573858	2.914103	24,695
01/01/2018 to 12/31/2018	2.914103	2.656704	0
01/01/2019 to 12/31/2019	2.656704	3.368582	0
01/01/2020 to 12/31/2020	3.368582	4.121769	0
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999712	1.030595	0
01/01/2015 to 12/31/2015	1.030595	0.953901	0
01/01/2016 to 12/31/2016	0.953901	1.037981	0
01/01/2017 to 12/31/2017	1.037981	1.144525	0
01/01/2018 to 12/31/2018	1.144525	1.035531	0
01/01/2019 to 12/31/2019	1.035531	1.237039	0
01/01/2020 to 12/31/2020	1.237039	1.354778	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.055645	14.209474	936
01/01/2012 to 12/31/2012	14.209474	15.183152	936
01/01/2013 to 12/31/2013	15.183152	13.488580	0
01/01/2014 to 12/31/2014	13.488580	13.590400	0
01/01/2015 to 12/31/2015	13.590400	12.894055	0
01/01/2016 to 12/31/2016	12.894055	13.255384	0
01/01/2017 to 12/31/2017	13.255384	13.430803	0
01/01/2018 to 12/31/2018	13.430803	12.833366	0
01/01/2019 to 12/31/2019	12.833366	13.606010	0
01/01/2020 to 12/31/2020	13.606010	14.860278	0
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.528711	1.544478	32,175
01/01/2012 to 12/31/2012	1.544478	1.652416	31,009
01/01/2013 to 12/31/2013	1.652416	1.587083	32,657
01/01/2014 to 12/31/2014	1.587083	1.619248	36,799
01/01/2015 to 12/31/2015	1.619248	1.585677	36,090
01/01/2016 to 12/31/2016	1.585677	1.593248	34,296
01/01/2017 to 12/31/2017	1.593248	1.630449	44,653
01/01/2018 to 12/31/2018	1.630449	1.592713	16,462
01/01/2019 to 12/31/2019	1.592713	1.691589	15,624
01/01/2020 to 12/31/2020	1.691589	1.797357	14,839
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214143	10.700558	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	10.700558	11.383616	0
01/01/2015 to 12/31/2015	11.383616	11.007543	0
01/01/2016 to 12/31/2016	11.007543	11.270951	0
01/01/2017 to 12/31/2017	11.270951	12.855445	0
01/01/2018 to 04/30/2018	12.855445	12.267120	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010629	1.063021	0
01/01/2013 to 12/31/2013	1.063021	1.146180	0
01/01/2014 to 12/31/2014	1.146180	1.209223	0
01/01/2015 to 12/31/2015	1.209223	1.173684	0
01/01/2016 to 12/31/2016	1.173684	1.214266	0
01/01/2017 to 12/31/2017	1.214266	1.359098	0
01/01/2018 to 12/31/2018	1.359098	1.205292	0
01/01/2019 to 12/31/2019	1.205292	1.433910	0
01/01/2020 to 12/31/2020	1.433910	1.433623	0
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.260787	11.144271	0
01/01/2012 to 12/31/2012	11.144271	12.313150	0
01/01/2013 to 12/31/2013	12.313150	13.616481	0
01/01/2014 to 12/31/2014	13.616481	14.108439	0
01/01/2015 to 12/31/2015	14.108439	13.544002	0
01/01/2016 to 12/31/2016	13.544002	14.029684	0
01/01/2017 to 12/31/2017	14.029684	15.917935	0
01/01/2018 to 12/31/2018	15.917935	14.569152	0
01/01/2019 to 12/31/2019	14.569152	17.063954	0
01/01/2020 to 12/31/2020	17.063954	18.350422	0
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.854137	10.402723	0
01/01/2012 to 12/31/2012	10.402723	11.716593	0
01/01/2013 to 12/31/2013	11.716593	13.546625	0
01/01/2014 to 12/31/2014	13.546625	13.978632	0
01/01/2015 to 12/31/2015	13.978632	13.371768	0
01/01/2016 to 12/31/2016	13.371768	13.994711	0
01/01/2017 to 12/31/2017	13.994711	16.395850	0
01/01/2018 to 12/31/2018	16.395850	14.649002	0
01/01/2019 to 12/31/2019	14.649002	17.564027	0
01/01/2020 to 12/31/2020	17.564027	19.046698	0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.296464	1.252625	32,451
01/01/2012 to 12/31/2012	1.252625	1.455504	29,807
01/01/2013 to 12/31/2013	1.455504	1.977825	19,205
01/01/2014 to 12/31/2014	1.977825	2.107657	18,388
01/01/2015 to 12/31/2015	2.107657	2.280824	17,603
01/01/2016 to 12/31/2016	2.280824	2.267638	16,788
01/01/2017 to 12/31/2017	2.267638	2.964063	16,038
01/01/2018 to 12/31/2018	2.964063	2.868622	15,237
01/01/2019 to 12/31/2019	2.868622	3.668292	14,551
01/01/2020 to 12/31/2020	3.668292	4.908019	13,686
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.645863	0.569883	51,013
01/01/2012 to 12/31/2012	0.569883	0.625597	47,898
01/01/2013 to 04/26/2013	0.625597	0.652746	0
T. Rowe Price Mid Cap Growth Sub-Account

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	0.978008	0.941943	0
01/01/2012 to 12/31/2012	0.941943	1.048462	0
01/01/2013 to 12/31/2013	1.048462	1.402233	0
01/01/2014 to 12/31/2014	1.402233	1.548502	0
01/01/2015 to 12/31/2015	1.548502	1.617514	0
01/01/2016 to 12/31/2016	1.617514	1.682352	0
01/01/2017 to 12/31/2017	1.682352	2.055142	0
01/01/2018 to 12/31/2018	2.055142	1.968098	0
01/01/2019 to 12/31/2019	1.968098	2.525948	0
01/01/2020 to 12/31/2020	2.525948	3.064867	0
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.645757	1.634946	0
01/01/2012 to 12/31/2012	1.634946	1.855469	0
01/01/2013 to 12/31/2013	1.855469	2.619500	0
01/01/2014 to 12/31/2014	2.619500	2.735547	0
01/01/2015 to 12/31/2015	2.735547	2.744693	0
01/01/2016 to 12/31/2016	2.744693	2.996271	0
01/01/2017 to 12/31/2017	2.996271	3.595398	0
01/01/2018 to 12/31/2018	3.595398	3.281525	0
01/01/2019 to 12/31/2019	3.281525	4.268505	0
01/01/2020 to 12/31/2020	4.268505	5.184539	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.296763	2.099012	23,355
01/01/2012 to 04/27/2012	2.099012	2.315910	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.304475	2.357892	21,269
01/01/2013 to 12/31/2013	2.357892	3.008627	12,839
01/01/2014 to 12/31/2014	3.008627	3.230205	12,293
01/01/2015 to 12/31/2015	3.230205	2.878977	11,768
01/01/2016 to 12/31/2016	2.878977	3.256234	11,223
01/01/2017 to 12/31/2017	3.256234	3.490892	10,722
01/01/2018 to 12/31/2018	3.490892	3.071109	10,186
01/01/2019 to 12/31/2019	3.071109	3.878962	9,728
01/01/2020 to 12/31/2020	3.878962	4.088280	9,150
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.696835	10.811321	0
01/01/2013 to 12/31/2013	10.811321	10.108168	0
01/01/2014 to 12/31/2014	10.108168	10.646086	0
01/01/2015 to 12/31/2015	10.646086	10.469679	0
01/01/2016 to 12/31/2016	10.469679	10.387162	0
01/01/2017 to 12/31/2017	10.387162	10.436348	0
01/01/2018 to 12/31/2018	10.436348	10.211655	0
01/01/2019 to 12/31/2019	10.211655	10.748773	0
01/01/2020 to 12/31/2020	10.748773	11.332818	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.276536	2.359437	10,697
01/01/2012 to 12/31/2012	2.359437	2.571054	10,697
01/01/2013 to 12/31/2013	2.571054	2.538441	0
01/01/2014 to 12/31/2014	2.538441	2.617162	0
01/01/2015 to 12/31/2015	2.617162	2.511498	0
01/01/2016 to 12/31/2016	2.511498	2.663487	0

	American Forerunner - 2.10
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	2.663487	2.815194	0
01/01/2018 to 12/31/2018	2.815194	2.645450	0
01/01/2019 to 12/31/2019	2.645450	2.959217	0
01/01/2020 to 12/31/2020	2.959217	3.089179	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.074483	2.122058	230
01/01/2012 to 12/31/2012	2.122058	2.346747	47
01/01/2013 to 12/31/2013	2.346747	2.481338	46
01/01/2014 to 12/31/2014	2.481338	2.547109	0
01/01/2015 to 12/31/2015	2.547109	2.439938	0
01/01/2016 to 04/29/2016	2.439938	2.508318	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.311888	2.398123	13,484
01/01/2012 to 12/31/2012	2.398123	2.613304	12,699
01/01/2013 to 12/31/2013	2.613304	2.582923	12,216
01/01/2014 to 12/31/2014	2.582923	2.665797	11,541
01/01/2015 to 12/31/2015	2.665797	2.560915	11,048
01/01/2016 to 12/31/2016	2.560915	2.720234	10,537
01/01/2017 to 12/31/2017	2.720234	2.876580	10,066
01/01/2018 to 12/31/2018	2.876580	2.706189	9,563
01/01/2019 to 12/31/2019	2.706189	3.028830	9,133
01/01/2020 to 12/31/2020	3.028830	3.166599	8,590
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.551688	1.599542	0
01/01/2012 to 12/31/2012	1.599542	1.613859	0
01/01/2013 to 12/31/2013	1.613859	1.566014	0
01/01/2014 to 12/31/2014	1.566014	1.572576	0
01/01/2015 to 12/31/2015	1.572576	1.544623	0
01/01/2016 to 12/31/2016	1.544623	1.527971	0
01/01/2017 to 12/31/2017	1.527971	1.521381	0
01/01/2018 to 12/31/2018	1.521381	1.499985	0
01/01/2019 to 12/31/2019	1.499985	1.553712	0
01/01/2020 to 12/31/2020	1.553712	1.596065	0
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.575555	1.624396	15,982
01/01/2012 to 12/31/2012	1.624396	1.640521	15,066
01/01/2013 to 12/31/2013	1.640521	1.594388	17,610
01/01/2014 to 12/31/2014	1.594388	1.601283	24,895
01/01/2015 to 12/31/2015	1.601283	1.574246	25,442
01/01/2016 to 12/31/2016	1.574246	1.560005	24,436
01/01/2017 to 12/31/2017	1.560005	1.554708	42,664
01/01/2018 to 12/31/2018	1.554708	1.534458	0
01/01/2019 to 12/31/2019	1.534458	1.590914	0
01/01/2020 to 12/31/2020	1.590914	1.635796	0

	American Forerunner - 2.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	14.505902	15.034773	1,426
01/01/2012 to 12/31/2012	15.034773	15.472811	1,426

	American Forerunner - 2.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	15.472811	14.787212	0
01/01/2014 to 12/31/2014	14.787212	15.206131	0
01/01/2015 to 12/31/2015	15.206131	14.893667	0
01/01/2016 to 12/31/2016	14.893667	14.976072	0
01/01/2017 to 12/31/2017	14.976072	15.165316	0
01/01/2018 to 12/31/2018	15.165316	14.705581	0
01/01/2019 to 12/31/2019	14.705581	15.708241	0
01/01/2020 to 12/31/2020	15.708241	16.835976	0
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.756661	2.177205	2,474
01/01/2012 to 12/31/2012	2.177205	2.512923	1,230
01/01/2013 to 12/31/2013	2.512923	3.148719	1,243
01/01/2014 to 12/31/2014	3.148719	3.140858	0
01/01/2015 to 12/31/2015	3.140858	3.076038	0
01/01/2016 to 12/31/2016	3.076038	3.067640	0
01/01/2017 to 12/31/2017	3.067640	3.772572	0
01/01/2018 to 12/31/2018	3.772572	3.295798	0
01/01/2019 to 12/31/2019	3.295798	4.233917	0
01/01/2020 to 12/31/2020	4.233917	5.364478	0
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	12.156048	11.366405	529
01/01/2012 to 12/31/2012	11.366405	13.087229	249
01/01/2013 to 12/31/2013	13.087229	16.631476	258
01/01/2014 to 12/31/2014	16.631476	17.627488	0
01/01/2015 to 12/31/2015	17.627488	18.398887	0
01/01/2016 to 12/31/2016	18.398887	19.676721	0
01/01/2017 to 12/31/2017	19.676721	24.659239	0
01/01/2018 to 12/31/2018	24.659239	24.023690	0
01/01/2019 to 12/31/2019	24.023690	30.687125	0
01/01/2020 to 12/31/2020	30.687125	45.583439	0
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	8.100356	7.767787	6,105
01/01/2012 to 12/31/2012	7.767787	8.912778	3,106
01/01/2013 to 12/31/2013	8.912778	11.622353	3,106
01/01/2014 to 12/31/2014	11.622353	12.559699	3,067
01/01/2015 to 12/31/2015	12.559699	12.446421	2,913
01/01/2016 to 12/31/2016	12.446421	13.558051	2,759
01/01/2017 to 12/31/2017	13.558051	16.208519	2,618
01/01/2018 to 12/31/2018	16.208519	15.547057	2,487
01/01/2019 to 12/31/2019	15.547057	19.155144	2,360
01/01/2020 to 12/31/2020	19.155144	21.243288	2,242

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.152523	10.453468	0
01/01/2013 to 12/31/2013	10.453468	11.382887	0
01/01/2014 to 12/31/2014	11.382887	11.971383	0
01/01/2015 to 12/31/2015	11.971383	11.796393	0
01/01/2016 to 12/31/2016	11.796393	11.972630	0

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	11.972630	13.327858	0
01/01/2018 to 12/31/2018	13.327858	12.145916	0
01/01/2019 to 12/31/2019	12.145916	14.050262	0
01/01/2020 to 12/31/2020	14.050262	14.602130	0
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.718562	9.319201	8,689
01/01/2012 to 12/31/2012	9.319201	10.364233	0
01/01/2013 to 12/31/2013	10.364233	12.035729	915
01/01/2014 to 12/31/2014	12.035729	12.504793	30
01/01/2015 to 12/31/2015	12.504793	12.164596	28
01/01/2016 to 12/31/2016	12.164596	12.848534	27
01/01/2017 to 12/31/2017	12.848534	14.710598	25
01/01/2018 to 12/31/2018	14.710598	13.789101	0
01/01/2019 to 12/31/2019	13.789101	16.147208	0
01/01/2020 to 12/31/2020	16.147208	18.281676	0
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.244030	8.628175	0
01/01/2012 to 12/31/2012	8.628175	9.817988	0
01/01/2013 to 12/31/2013	9.817988	12.033942	0
01/01/2014 to 12/31/2014	12.033942	12.542849	0
01/01/2015 to 12/31/2015	12.542849	12.195441	0
01/01/2016 to 12/31/2016	12.195441	13.018383	0
01/01/2017 to 12/31/2017	13.018383	15.477718	0
01/01/2018 to 12/31/2018	15.477718	14.287159	0
01/01/2019 to 12/31/2019	14.287159	17.305711	0
01/01/2020 to 12/31/2020	17.305711	19.823181	0
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.959711	9.776712	322
01/01/2012 to 12/31/2012	9.776712	10.615421	0
01/01/2013 to 12/31/2013	10.615421	11.806193	0
01/01/2014 to 12/31/2014	11.806193	12.271564	0
01/01/2015 to 12/31/2015	12.271564	11.935256	0
01/01/2016 to 12/31/2016	11.935256	12.513136	0
01/01/2017 to 12/31/2017	12.513136	13.849425	0
01/01/2018 to 12/31/2018	13.849425	13.103521	0
01/01/2019 to 12/31/2019	13.103521	14.911780	0
01/01/2020 to 12/31/2020	14.911780	16.506229	0
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.078638	11.433469	0
01/01/2013 to 12/31/2013	11.433469	10.821573	0
01/01/2014 to 12/31/2014	10.821573	11.025808	0
01/01/2015 to 12/31/2015	11.025808	9.767904	0
01/01/2016 to 12/31/2016	9.767904	10.427270	0
01/01/2017 to 12/31/2017	10.427270	11.217712	0
01/01/2018 to 12/31/2018	11.217712	10.291172	0
01/01/2019 to 12/31/2019	10.291172	12.090531	0
01/01/2020 to 12/31/2020	12.090531	12.202780	0
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.193319	0.933762	0
01/01/2012 to 12/31/2012	0.933762	1.091881	770
01/01/2013 to 12/31/2013	1.091881	1.231663	0
01/01/2014 to 12/31/2014	1.231663	1.166325	0
01/01/2015 to 12/31/2015	1.166325	1.117858	0

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	1.117858	1.150491	0
01/01/2017 to 12/31/2017	1.150491	1.520504	0
01/01/2018 to 12/31/2018	1.520504	1.233403	0
01/01/2019 to 12/31/2019	1.233403	1.599973	0
01/01/2020 to 12/31/2020	1.599973	1.979034	0
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.215389	0.952847	10,964
01/01/2012 to 12/31/2012	0.952847	1.114452	8,650
01/01/2013 to 12/31/2013	1.114452	1.258859	0
01/01/2014 to 12/31/2014	1.258859	1.193936	0
01/01/2015 to 12/31/2015	1.193936	1.144592	0
01/01/2016 to 12/31/2016	1.144592	1.180142	0
01/01/2017 to 12/31/2017	1.180142	1.560020	0
01/01/2018 to 12/31/2018	1.560020	1.266931	0
01/01/2019 to 12/31/2019	1.266931	1.645441	0
01/01/2020 to 12/31/2020	1.645441	2.036976	0
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	4.425750	4.609552	9,398
01/01/2012 to 12/31/2012	4.609552	4.844345	2,015
01/01/2013 to 12/31/2013	4.844345	4.698217	0
01/01/2014 to 12/31/2014	4.698217	4.916339	0
01/01/2015 to 12/31/2015	4.916339	4.832990	0
01/01/2016 to 12/31/2016	4.832990	4.870602	0
01/01/2017 to 12/31/2017	4.870602	4.955698	0
01/01/2018 to 12/31/2018	4.955698	4.824721	0
01/01/2019 to 12/31/2019	4.824721	5.178390	0
01/01/2020 to 12/31/2020	5.178390	5.495912	0
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.852305	2.538687	12,965
01/01/2012 to 12/31/2012	2.538687	2.836895	13,340
01/01/2013 to 12/31/2013	2.836895	3.721630	8,350
01/01/2014 to 12/31/2014	3.721630	3.960984	1,667
01/01/2015 to 12/31/2015	3.960984	4.113871	1,667
01/01/2016 to 12/31/2016	4.113871	4.024417	0
01/01/2017 to 12/31/2017	4.024417	5.266712	0
01/01/2018 to 12/31/2018	5.266712	5.271518	0
01/01/2019 to 12/31/2019	5.271518	6.843851	0
01/01/2020 to 12/31/2020	6.843851	9.407455	0
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.891286	2.575981	1,823
01/01/2012 to 12/31/2012	2.575981	2.881150	1,826
01/01/2013 to 12/31/2013	2.881150	3.783703	0
01/01/2014 to 12/31/2014	3.783703	4.031066	0
01/01/2015 to 12/31/2015	4.031066	4.190426	0
01/01/2016 to 12/31/2016	4.190426	4.103039	0
01/01/2017 to 12/31/2017	4.103039	5.376118	0
01/01/2018 to 12/31/2018	5.376118	5.385529	0
01/01/2019 to 12/31/2019	5.385529	6.999497	0
01/01/2020 to 12/31/2020	6.999497	9.629966	0
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.909069	10.185425	0
01/01/2013 to 12/31/2013	10.185425	11.007432	0
01/01/2014 to 12/31/2014	11.007432	11.422048	0

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	11.422048	11.178090	0
01/01/2016 to 12/31/2016	11.178090	11.436581	0
01/01/2017 to 12/31/2017	11.436581	12.696398	0
01/01/2018 to 12/31/2018	12.696398	11.543816	0
01/01/2019 to 12/31/2019	11.543816	13.642266	0
01/01/2020 to 12/31/2020	13.642266	13.940831	0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.949122	1.909677	7,078
01/01/2012 to 12/31/2012	1.909677	1.870715	15,691
01/01/2013 to 12/31/2013	1.870715	1.832754	0
01/01/2014 to 12/31/2014	1.832754	1.795564	0
01/01/2015 to 12/31/2015	1.795564	1.759127	0
01/01/2016 to 12/31/2016	1.759127	1.725364	0
01/01/2017 to 12/31/2017	1.725364	1.701175	0
01/01/2018 to 12/31/2018	1.701175	1.692281	0
01/01/2019 to 12/31/2019	1.692281	1.689080	0
01/01/2020 to 12/31/2020	1.689080	1.657892	0
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	10.840802	11.730385	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	11.694668	9.972411	2,926
01/01/2012 to 12/31/2012	9.972411	11.404591	0
01/01/2013 to 12/31/2013	11.404591	14.470160	0
01/01/2014 to 12/31/2014	14.470160	14.897912	0
01/01/2015 to 12/31/2015	14.897912	14.302463	0
01/01/2016 to 12/31/2016	14.302463	15.270322	0
01/01/2017 to 12/31/2017	15.270322	18.392704	0
01/01/2018 to 12/31/2018	18.392704	16.203863	479
01/01/2019 to 12/31/2019	16.203863	20.237824	752
01/01/2020 to 12/31/2020	20.237824	23.575768	206
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.859628	11.997446	996
01/01/2012 to 12/31/2012	11.997446	12.831605	995
01/01/2013 to 12/31/2013	12.831605	13.110053	995
01/01/2014 to 12/31/2014	13.110053	13.418405	0
01/01/2015 to 12/31/2015	13.418405	13.069136	0
01/01/2016 to 12/31/2016	13.069136	13.383984	0
01/01/2017 to 12/31/2017	13.383984	14.022205	0
01/01/2018 to 12/31/2018	14.022205	13.377452	0
01/01/2019 to 12/31/2019	13.377452	14.644189	0
01/01/2020 to 12/31/2020	14.644189	15.711598	0
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.721470	11.604606	12,922
01/01/2012 to 12/31/2012	11.604606	12.670904	12,299
01/01/2013 to 12/31/2013	12.670904	13.770021	11,694
01/01/2014 to 12/31/2014	13.770021	14.155211	11,071
01/01/2015 to 12/31/2015	14.155211	13.719109	10,436
01/01/2016 to 12/31/2016	13.719109	14.258987	9,828
01/01/2017 to 12/31/2017	14.258987	15.457244	9,257
01/01/2018 to 12/31/2018	15.457244	14.475457	0
01/01/2019 to 12/31/2019	14.475457	16.393530	0
01/01/2020 to 12/31/2020	16.393530	17.832738	0
Brighthouse Asset Allocation 60 Sub-Account (Class B)

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	11.518240	11.130529	19,135
01/01/2012 to 12/31/2012	11.130529	12.347306	23,245
01/01/2013 to 12/31/2013	12.347306	14.272342	17,556
01/01/2014 to 12/31/2014	14.272342	14.688924	7,325
01/01/2015 to 12/31/2015	14.688924	14.208387	0
01/01/2016 to 12/31/2016	14.208387	14.909154	0
01/01/2017 to 12/31/2017	14.909154	16.759386	0
01/01/2018 to 12/31/2018	16.759386	15.411890	0
01/01/2019 to 12/31/2019	15.411890	18.031973	0
01/01/2020 to 12/31/2020	18.031973	20.111825	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.507876	9.151333	0
01/01/2012 to 12/31/2012	9.151333	10.410179	0
01/01/2013 to 04/26/2013	10.410179	11.183989	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.255865	12.774505	0
01/01/2014 to 04/25/2014	12.774505	12.696845	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.237078	10.594228	4,343
01/01/2012 to 12/31/2012	10.594228	11.975033	4,306
01/01/2013 to 12/31/2013	11.975033	14.584356	4,274
01/01/2014 to 12/31/2014	14.584356	15.035309	4,223
01/01/2015 to 12/31/2015	15.035309	14.480338	4,168
01/01/2016 to 12/31/2016	14.480338	15.341417	4,111
01/01/2017 to 12/31/2017	15.341417	17.911209	0
01/01/2018 to 12/31/2018	17.911209	16.122355	0
01/01/2019 to 12/31/2019	16.122355	19.543134	0
01/01/2020 to 12/31/2020	19.543134	22.322782	0
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	9.935849	10.351571	0
01/01/2013 to 12/31/2013	10.351571	11.598045	0
01/01/2014 to 12/31/2014	11.598045	12.459022	0
01/01/2015 to 12/31/2015	12.459022	11.707250	0
01/01/2016 to 12/31/2016	11.707250	12.429157	0
01/01/2017 to 12/31/2017	12.429157	14.410188	0
01/01/2018 to 12/31/2018	14.410188	13.076853	0
01/01/2019 to 12/31/2019	13.076853	15.830652	0
01/01/2020 to 12/31/2020	15.830652	17.450521	0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.697728	2.816053	5,156
01/01/2012 to 12/31/2012	2.816053	3.079655	3,475
01/01/2013 to 12/31/2013	3.079655	4.120798	3,139
01/01/2014 to 12/31/2014	4.120798	4.106804	0
01/01/2015 to 12/31/2015	4.106804	3.636409	0
01/01/2016 to 12/31/2016	3.636409	4.371823	0
01/01/2017 to 12/31/2017	4.371823	4.822879	0
01/01/2018 to 12/31/2018	4.822879	4.092599	0
01/01/2019 to 12/31/2019	4.092599	4.951832	0
01/01/2020 to 12/31/2020	4.951832	5.143781	0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.743894	2.865706	2,566
01/01/2012 to 12/31/2012	2.865706	3.135538	3,897
01/01/2013 to 12/31/2013	3.135538	4.197796	1,063

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	4.197796	4.185594	1,056
01/01/2015 to 12/31/2015	4.185594	3.707952	1,049
01/01/2016 to 12/31/2016	3.707952	4.460171	1,041
01/01/2017 to 12/31/2017	4.460171	4.922911	1,034
01/01/2018 to 12/31/2018	4.922911	4.179518	1,029
01/01/2019 to 12/31/2019	4.179518	5.059507	1,023
01/01/2020 to 12/31/2020	5.059507	5.258308	1,018
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.987193	9.724128	4,538
01/01/2012 to 12/31/2012	9.724128	9.944730	0
01/01/2013 to 12/31/2013	9.944730	9.856026	0
01/01/2014 to 12/31/2014	9.856026	9.758172	0
01/01/2015 to 12/31/2015	9.758172	9.500649	0
01/01/2016 to 12/31/2016	9.500649	9.599527	0
01/01/2017 to 12/31/2017	9.599527	9.530510	0
01/01/2018 to 12/31/2018	9.530510	9.376829	0
01/01/2019 to 12/31/2019	9.376829	9.612451	0
01/01/2020 to 12/31/2020	9.612451	9.616827	0
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	34.341460	34.853689	91
01/01/2012 to 12/31/2012	34.853689	38.276970	93
01/01/2013 to 12/31/2013	38.276970	45.104308	0
01/01/2014 to 12/31/2014	45.104308	48.731945	0
01/01/2015 to 12/31/2015	48.731945	48.838644	0
01/01/2016 to 12/31/2016	48.838644	51.073168	0
01/01/2017 to 12/31/2017	51.073168	57.471917	0
01/01/2018 to 12/31/2018	57.471917	54.043037	0
01/01/2019 to 12/31/2019	54.043037	64.974304	0
01/01/2020 to 12/31/2020	64.974304	74.757378	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.970180	2.785797	6,788
01/01/2012 to 12/31/2012	2.785797	3.073303	6,815
01/01/2013 to 12/31/2013	3.073303	4.015383	5,453
01/01/2014 to 12/31/2014	4.015383	4.341206	0
01/01/2015 to 12/31/2015	4.341206	4.344205	0
01/01/2016 to 12/31/2016	4.344205	4.556345	0
01/01/2017 to 12/31/2017	4.556345	5.303844	0
01/01/2018 to 12/31/2018	5.303844	5.177278	0
01/01/2019 to 12/31/2019	5.177278	6.626588	0
01/01/2020 to 12/31/2020	6.626588	7.204021	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.015478	2.830940	3,670
01/01/2012 to 12/31/2012	2.830940	3.125446	832
01/01/2013 to 12/31/2013	3.125446	4.088710	0
01/01/2014 to 12/31/2014	4.088710	4.424207	0
01/01/2015 to 12/31/2015	4.424207	4.432677	0
01/01/2016 to 12/31/2016	4.432677	4.653340	0
01/01/2017 to 12/31/2017	4.653340	5.421789	0
01/01/2018 to 12/31/2018	5.421789	5.297919	0
01/01/2019 to 12/31/2019	5.297919	6.787597	0
01/01/2020 to 12/31/2020	6.787597	7.386267	0
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.306798	5.212597	817

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	5.212597	5.791201	817
01/01/2013 to 12/31/2013	5.791201	7.618837	0
01/01/2014 to 12/31/2014	7.618837	8.472306	0
01/01/2015 to 12/31/2015	8.472306	8.673411	0
01/01/2016 to 12/31/2016	8.673411	9.200802	0
01/01/2017 to 12/31/2017	9.200802	10.992436	0
01/01/2018 to 12/31/2018	10.992436	10.087233	0
01/01/2019 to 12/31/2019	10.087233	13.025834	0
01/01/2020 to 12/31/2020	13.025834	15.584764	0
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	13.656337	12.632295	2,545
01/01/2012 to 12/31/2012	12.632295	15.590890	1,928
01/01/2013 to 12/31/2013	15.590890	15.816081	1,548
01/01/2014 to 12/31/2014	15.816081	17.550999	1,112
01/01/2015 to 12/31/2015	17.550999	16.953837	1,109
01/01/2016 to 12/31/2016	16.953837	16.755054	622
01/01/2017 to 12/31/2017	16.755054	18.179978	622
01/01/2018 to 12/31/2018	18.179978	16.269241	613
01/01/2019 to 12/31/2019	16.269241	19.893736	606
01/01/2020 to 12/31/2020	19.893736	18.511058	169
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	38.747323	36.730835	44
01/01/2012 to 12/31/2012	36.730835	39.829026	45
01/01/2013 to 12/31/2013	39.829026	51.677326	46
01/01/2014 to 12/31/2014	51.677326	56.135040	41
01/01/2015 to 12/31/2015	56.135040	56.428132	38
01/01/2016 to 12/31/2016	56.428132	58.134464	0
01/01/2017 to 12/31/2017	58.134464	71.161116	0
01/01/2018 to 12/31/2018	71.161116	65.595217	0
01/01/2019 to 12/31/2019	65.595217	85.367723	0
01/01/2020 to 12/31/2020	85.367723	109.879103	0
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.878678	1.578220	55,051
01/01/2012 to 12/31/2012	1.578220	1.998300	24,168
01/01/2013 to 12/31/2013	1.998300	2.554686	21,640
01/01/2014 to 12/31/2014	2.554686	2.357926	5,718
01/01/2015 to 12/31/2015	2.357926	2.205609	5,766
01/01/2016 to 12/31/2016	2.205609	2.337563	2,285
01/01/2017 to 12/31/2017	2.337563	2.987167	2,269
01/01/2018 to 12/31/2018	2.987167	2.224697	2,257
01/01/2019 to 12/31/2019	2.224697	2.713959	2,245
01/01/2020 to 12/31/2020	2.713959	2.794821	2,234
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010605	1.043317	0
01/01/2013 to 12/31/2013	1.043317	1.041170	0
01/01/2014 to 12/31/2014	1.041170	1.076969	0
01/01/2015 to 12/31/2015	1.076969	1.010745	0
01/01/2016 to 12/31/2016	1.010745	1.106261	0
01/01/2017 to 12/31/2017	1.106261	1.192268	0
01/01/2018 to 12/31/2018	1.192268	1.092783	0
01/01/2019 to 12/31/2019	1.092783	1.234198	0
01/01/2020 to 12/31/2020	1.234198	1.331649	0
Invesco Global Equity Sub-Account (Class B)

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	17.076183	15.324030	937
01/01/2012 to 12/31/2012	15.324030	18.190324	430
01/01/2013 to 12/31/2013	18.190324	22.653303	314
01/01/2014 to 12/31/2014	22.653303	22.669060	214
01/01/2015 to 12/31/2015	22.669060	23.083098	209
01/01/2016 to 12/31/2016	23.083098	22.666929	220
01/01/2017 to 12/31/2017	22.666929	30.366629	0
01/01/2018 to 12/31/2018	30.366629	25.836708	0
01/01/2019 to 12/31/2019	25.836708	33.302893	0
01/01/2020 to 12/31/2020	33.302893	41.624794	0
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.962532	8.175364	0
01/01/2012 to 12/31/2012	8.175364	9.787757	0
01/01/2013 to 04/26/2013	9.787757	10.383926	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.497741	1.451544	5,522
01/01/2012 to 12/31/2012	1.451544	1.681176	6,907
01/01/2013 to 12/31/2013	1.681176	2.308811	2,394
01/01/2014 to 12/31/2014	2.308811	2.440901	2,379
01/01/2015 to 12/31/2015	2.440901	2.350480	2,364
01/01/2016 to 12/31/2016	2.350480	2.566104	2,345
01/01/2017 to 12/31/2017	2.566104	3.151089	2,330
01/01/2018 to 12/31/2018	3.151089	2.807493	2,317
01/01/2019 to 12/31/2019	2.807493	3.421902	2,304
01/01/2020 to 12/31/2020	3.421902	5.255243	2,293
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.478602	0.469950	0
01/01/2012 to 12/31/2012	0.469950	0.531986	24,401
01/01/2013 to 12/31/2013	0.531986	0.712641	17,102
01/01/2014 to 12/31/2014	0.712641	0.759225	12,648
01/01/2015 to 12/31/2015	0.759225	0.822215	11,715
01/01/2016 to 12/31/2016	0.822215	0.804486	6,285
01/01/2017 to 12/31/2017	0.804486	1.079764	0
01/01/2018 to 12/31/2018	1.079764	1.058934	0
01/01/2019 to 12/31/2019	1.058934	1.374569	0
01/01/2020 to 12/31/2020	1.374569	2.105809	0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	7.886216	7.619846	1,118
01/01/2012 to 04/27/2012	7.619846	8.554182	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.482092	0.473779	0
01/01/2012 to 12/31/2012	0.473779	0.536424	0
01/01/2013 to 12/31/2013	0.536424	0.719485	0
01/01/2014 to 12/31/2014	0.719485	0.767319	0
01/01/2015 to 12/31/2015	0.767319	0.831921	0
01/01/2016 to 12/31/2016	0.831921	0.814932	0
01/01/2017 to 12/31/2017	0.814932	1.094848	0
01/01/2018 to 12/31/2018	1.094848	1.074893	0
01/01/2019 to 12/31/2019	1.074893	1.396024	0
01/01/2020 to 12/31/2020	1.396024	2.141726	0
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012660	1.045354	0
01/01/2013 to 12/31/2013	1.045354	1.136665	0

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	1.136665	1.191283	0
01/01/2015 to 12/31/2015	1.191283	1.177547	0
01/01/2016 to 12/31/2016	1.177547	1.187144	0
01/01/2017 to 12/31/2017	1.187144	1.356869	0
01/01/2018 to 12/31/2018	1.356869	1.233642	0
01/01/2019 to 12/31/2019	1.233642	1.413023	0
01/01/2020 to 12/31/2020	1.413023	1.553523	0
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996761	1.035750	0
01/01/2015 to 12/31/2015	1.035750	1.004751	0
01/01/2016 to 12/31/2016	1.004751	1.004001	0
01/01/2017 to 12/31/2017	1.004001	1.136042	0
01/01/2018 to 04/30/2018	1.136042	1.105527	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.603573	13.791247	0
01/01/2014 to 12/31/2014	13.791247	13.979860	0
01/01/2015 to 12/31/2015	13.979860	13.864321	0
01/01/2016 to 12/31/2016	13.864321	14.231887	0
01/01/2017 to 12/31/2017	14.231887	17.146770	0
01/01/2018 to 12/31/2018	17.146770	15.891887	0
01/01/2019 to 12/31/2019	15.891887	19.854979	0
01/01/2020 to 12/31/2020	19.854979	22.327539	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	10.908234	10.915453	2,347
01/01/2012 to 12/31/2012	10.915453	12.028704	0
01/01/2013 to 04/26/2013	12.028704	12.530088	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.715482	0.723757	14,364
01/01/2012 to 12/31/2012	0.723757	0.840216	14,359
01/01/2013 to 12/31/2013	0.840216	1.198558	25,070
01/01/2014 to 12/31/2014	1.198558	1.396088	16,068
01/01/2015 to 12/31/2015	1.396088	1.312545	16,269
01/01/2016 to 12/31/2016	1.312545	1.320380	9,582
01/01/2017 to 12/31/2017	1.320380	1.531808	5,803
01/01/2018 to 12/31/2018	1.531808	1.394635	5,721
01/01/2019 to 12/31/2019	1.394635	1.688370	5,655
01/01/2020 to 12/31/2020	1.688370	2.187121	1,578
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	128.945415	116.801881	375
01/01/2012 to 12/31/2012	116.801881	140.182768	107
01/01/2013 to 12/31/2013	140.182768	176.873069	40
01/01/2014 to 04/25/2014	176.873069	183.802482	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.557401	5.896731	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.596007	0.538312	0
01/01/2012 to 12/31/2012	0.538312	0.625243	0
01/01/2013 to 12/31/2013	0.625243	0.893419	0
01/01/2014 to 12/31/2014	0.893419	1.041115	0
01/01/2015 to 12/31/2015	1.041115	0.979322	0
01/01/2016 to 12/31/2016	0.979322	0.986665	0
01/01/2017 to 12/31/2017	0.986665	1.145962	0

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	1.145962	1.044654	0
01/01/2019 to 12/31/2019	1.044654	1.265561	0
01/01/2020 to 12/31/2020	1.265561	1.640273	0
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.561759	0.596108	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.206516	3.152219	2,141
01/01/2012 to 12/31/2012	3.152219	3.528534	2,145
01/01/2013 to 12/31/2013	3.528534	4.863453	1,607
01/01/2014 to 12/31/2014	4.863453	4.931613	1,607
01/01/2015 to 12/31/2015	4.931613	4.747361	1,607
01/01/2016 to 12/31/2016	4.747361	5.533455	1,606
01/01/2017 to 12/31/2017	5.533455	6.232429	1,606
01/01/2018 to 12/31/2018	6.232429	5.415567	1,583
01/01/2019 to 12/31/2019	5.415567	6.644162	1,565
01/01/2020 to 12/31/2020	6.644162	7.276117	437
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.249234	3.197454	496
01/01/2012 to 12/31/2012	3.197454	3.582662	0
01/01/2013 to 12/31/2013	3.582662	4.943037	0
01/01/2014 to 12/31/2014	4.943037	5.017110	0
01/01/2015 to 12/31/2015	5.017110	4.834657	0
01/01/2016 to 12/31/2016	4.834657	5.640748	0
01/01/2017 to 12/31/2017	5.640748	6.359577	0
01/01/2018 to 12/31/2018	6.359577	5.531659	0
01/01/2019 to 12/31/2019	5.531659	6.793231	0
01/01/2020 to 12/31/2020	6.793231	7.446824	0
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.005929	1.012613	21,250
01/01/2012 to 12/31/2012	1.012613	1.100025	21,070
01/01/2013 to 12/31/2013	1.100025	1.599115	29,321
01/01/2014 to 12/31/2014	1.599115	1.581305	11,315
01/01/2015 to 12/31/2015	1.581305	1.571326	11,315
01/01/2016 to 12/31/2016	1.571326	1.632535	6,616
01/01/2017 to 12/31/2017	1.632535	2.026298	0
01/01/2018 to 12/31/2018	2.026298	1.990488	0
01/01/2019 to 12/31/2019	1.990488	2.467066	0
01/01/2020 to 12/31/2020	2.467066	3.239721	0
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.434682	1.508023	86,350
01/01/2012 to 12/31/2012	1.508023	1.530813	31,775
01/01/2013 to 12/31/2013	1.530813	1.461781	3,549
01/01/2014 to 12/31/2014	1.461781	1.510576	0
01/01/2015 to 12/31/2015	1.510576	1.481248	0
01/01/2016 to 12/31/2016	1.481248	1.482250	0
01/01/2017 to 12/31/2017	1.482250	1.495303	0
01/01/2018 to 12/31/2018	1.495303	1.458186	0
01/01/2019 to 12/31/2019	1.458186	1.547703	0
01/01/2020 to 12/31/2020	1.547703	1.622566	0
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.625479	1.557724	516
01/01/2012 to 12/31/2012	1.557724	1.790397	336
01/01/2013 to 12/31/2013	1.790397	2.329948	0

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	2.329948	2.493254	0
01/01/2015 to 12/31/2015	2.493254	2.378627	0
01/01/2016 to 12/31/2016	2.378627	2.799675	0
01/01/2017 to 12/31/2017	2.799675	3.171725	0
01/01/2018 to 12/31/2018	3.171725	2.749418	0
01/01/2019 to 12/31/2019	2.749418	3.382319	0
01/01/2020 to 12/31/2020	3.382319	3.749368	0
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.183829	1.013133	0
01/01/2012 to 12/31/2012	1.013133	1.171361	0
01/01/2013 to 12/31/2013	1.171361	1.394570	0
01/01/2014 to 12/31/2014	1.394570	1.280634	0
01/01/2015 to 12/31/2015	1.280634	1.238586	0
01/01/2016 to 12/31/2016	1.238586	1.225589	0
01/01/2017 to 12/31/2017	1.225589	1.496264	0
01/01/2018 to 12/31/2018	1.496264	1.259355	0
01/01/2019 to 12/31/2019	1.259355	1.499698	0
01/01/2020 to 12/31/2020	1.499698	1.580489	0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.763184	11.205160	0
01/01/2014 to 12/31/2014	11.205160	11.994448	0
01/01/2015 to 12/31/2015	11.994448	11.608647	0
01/01/2016 to 12/31/2016	11.608647	11.869134	0
01/01/2017 to 12/31/2017	11.869134	13.436532	0
01/01/2018 to 12/31/2018	13.436532	12.216613	0
01/01/2019 to 12/31/2019	12.216613	14.567271	0
01/01/2020 to 12/31/2020	14.567271	15.206795	0
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.666412	1.562667	4,890
01/01/2012 to 12/31/2012	1.562667	1.776523	5,199
01/01/2013 to 12/31/2013	1.776523	2.405052	0
01/01/2014 to 12/31/2014	2.405052	2.468911	0
01/01/2015 to 12/31/2015	2.468911	2.310161	0
01/01/2016 to 12/31/2016	2.310161	2.737733	0
01/01/2017 to 12/31/2017	2.737733	3.068349	0
01/01/2018 to 12/31/2018	3.068349	2.669628	0
01/01/2019 to 12/31/2019	2.669628	3.277283	0
01/01/2020 to 12/31/2020	3.277283	3.831841	0
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.371683	3.357426	2,097
01/01/2012 to 12/31/2012	3.357426	3.796403	1,968
01/01/2013 to 12/31/2013	3.796403	4.898398	0
01/01/2014 to 12/31/2014	4.898398	5.427619	0
01/01/2015 to 12/31/2015	5.427619	5.366048	0
01/01/2016 to 12/31/2016	5.366048	5.855578	0
01/01/2017 to 12/31/2017	5.855578	6.955221	0
01/01/2018 to 12/31/2018	6.955221	6.484131	0
01/01/2019 to 12/31/2019	6.484131	8.309218	0
01/01/2020 to 12/31/2020	8.309218	9.591248	0
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.360540	1.190159	40,566
01/01/2012 to 12/31/2012	1.190159	1.360684	39,128
01/01/2013 to 12/31/2013	1.360684	1.589797	36,134

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	1.589797	1.449290	10,681
01/01/2015 to 12/31/2015	1.449290	1.394691	10,779
01/01/2016 to 12/31/2016	1.394691	1.354429	9,298
01/01/2017 to 12/31/2017	1.354429	1.700652	9,296
01/01/2018 to 12/31/2018	1.700652	1.432774	9,165
01/01/2019 to 12/31/2019	1.432774	1.801155	9,059
01/01/2020 to 12/31/2020	1.801155	1.994193	2,527
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	3.809704	3.813152	935
01/01/2012 to 12/31/2012	3.813152	4.157802	953
01/01/2013 to 12/31/2013	4.157802	4.835165	0
01/01/2014 to 12/31/2014	4.835165	5.133249	0
01/01/2015 to 12/31/2015	5.133249	5.008990	0
01/01/2016 to 12/31/2016	5.008990	5.345241	0
01/01/2017 to 12/31/2017	5.345241	5.874340	0
01/01/2018 to 12/31/2018	5.874340	5.420158	0
01/01/2019 to 12/31/2019	5.420158	6.375900	0
01/01/2020 to 12/31/2020	6.375900	6.838849	0
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.043337	1.043162	8,248
01/01/2012 to 12/31/2012	1.043162	1.164642	8,234
01/01/2013 to 12/31/2013	1.164642	1.503240	7,730
01/01/2014 to 12/31/2014	1.503240	1.615618	5,907
01/01/2015 to 12/31/2015	1.615618	1.485038	5,992
01/01/2016 to 12/31/2016	1.485038	1.718196	3,007
01/01/2017 to 12/31/2017	1.718196	1.807191	0
01/01/2018 to 04/30/2018	1.807191	1.739168	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.052370	1.052993	4,557
01/01/2012 to 12/31/2012	1.052993	1.177356	2,262
01/01/2013 to 12/31/2013	1.177356	1.521272	0
01/01/2014 to 12/31/2014	1.521272	1.636313	0
01/01/2015 to 12/31/2015	1.636313	1.505845	0
01/01/2016 to 12/31/2016	1.505845	1.742907	0
01/01/2017 to 12/31/2017	1.742907	1.835956	0
01/01/2018 to 04/30/2018	1.835956	1.767623	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.099806	1.084420	36,532
01/01/2012 to 12/31/2012	1.084420	1.235659	34,955
01/01/2013 to 12/31/2013	1.235659	1.638983	22,036
01/01/2014 to 12/31/2014	1.638983	1.775323	5,443
01/01/2015 to 12/31/2015	1.775323	1.732958	5,381
01/01/2016 to 12/31/2016	1.732958	1.937110	2,627
01/01/2017 to 12/31/2017	1.937110	2.231616	0
01/01/2018 to 12/31/2018	2.231616	1.962188	0
01/01/2019 to 12/31/2019	1.962188	2.496121	0
01/01/2020 to 12/31/2020	2.496121	2.534756	0
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.305225	2.114340	1,936
01/01/2012 to 12/31/2012	2.114340	2.391658	1,777
01/01/2013 to 04/26/2013	2.391658	2.627676	0

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.744321	8.520387	624
01/01/2012 to 12/31/2012	8.520387	9.508166	610
01/01/2013 to 04/26/2013	9.508166	10.393854	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.112637	1.098891	2,896
01/01/2012 to 12/31/2012	1.098891	1.252957	2,875
01/01/2013 to 12/31/2013	1.252957	1.664970	2,855
01/01/2014 to 12/31/2014	1.664970	1.804549	2,837
01/01/2015 to 12/31/2015	1.804549	1.763149	2,820
01/01/2016 to 12/31/2016	1.763149	1.972681	2,798
01/01/2017 to 12/31/2017	1.972681	2.276792	2,779
01/01/2018 to 12/31/2018	2.276792	2.002791	2,764
01/01/2019 to 12/31/2019	2.002791	2.550889	2,749
01/01/2020 to 12/31/2020	2.550889	2.592608	2,736
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.341238	2.149364	962
01/01/2012 to 12/31/2012	2.149364	2.433764	0
01/01/2013 to 04/26/2013	2.433764	2.674886	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.366533	1.246180	14,859
01/01/2012 to 12/31/2012	1.246180	1.334072	12,341
01/01/2013 to 12/31/2013	1.334072	1.817061	9,660
01/01/2014 to 12/31/2014	1.817061	1.798240	5,414
01/01/2015 to 12/31/2015	1.798240	1.673256	5,402
01/01/2016 to 12/31/2016	1.673256	1.500610	1,914
01/01/2017 to 12/31/2017	1.500610	2.057073	1,902
01/01/2018 to 12/31/2018	2.057073	2.219647	1,891
01/01/2019 to 12/31/2019	2.219647	3.047271	1,881
01/01/2020 to 12/31/2020	3.047271	7.556544	1,872
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.525914	1.577341	10,475
01/01/2012 to 12/31/2012	1.577341	1.695876	8,781
01/01/2013 to 12/31/2013	1.695876	2.295982	11,272
01/01/2014 to 12/31/2014	2.295982	2.242629	2,571
01/01/2015 to 12/31/2015	2.242629	2.205470	2,570
01/01/2016 to 12/31/2016	2.205470	2.558174	2,569
01/01/2017 to 12/31/2017	2.558174	2.894610	2,569
01/01/2018 to 12/31/2018	2.894610	2.637455	2,532
01/01/2019 to 12/31/2019	2.637455	3.343787	2,503
01/01/2020 to 12/31/2020	3.343787	4.086836	698
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.468110	1.362486	3,103
01/01/2012 to 12/31/2012	1.362486	1.405242	3,102
01/01/2013 to 04/26/2013	1.405242	1.520525	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.538721	1.591360	5,232
01/01/2012 to 12/31/2012	1.591360	1.713262	5,211
01/01/2013 to 12/31/2013	1.713262	2.322611	2,651
01/01/2014 to 12/31/2014	2.322611	2.271136	2,634
01/01/2015 to 12/31/2015	2.271136	2.234575	2,618
01/01/2016 to 12/31/2016	2.234575	2.595123	2,598
01/01/2017 to 12/31/2017	2.595123	2.939644	2,580

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	2.939644	2.681339	2,566
01/01/2019 to 12/31/2019	2.681339	3.401517	2,552
01/01/2020 to 12/31/2020	3.401517	4.164155	2,540
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999719	1.030951	0
01/01/2015 to 12/31/2015	1.030951	0.954708	0
01/01/2016 to 12/31/2016	0.954708	1.039379	0
01/01/2017 to 12/31/2017	1.039379	1.146637	0
01/01/2018 to 12/31/2018	1.146637	1.037964	0
01/01/2019 to 12/31/2019	1.037964	1.240565	0
01/01/2020 to 12/31/2020	1.240565	1.359322	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.105836	14.271213	6,222
01/01/2012 to 12/31/2012	14.271213	15.256787	3,084
01/01/2013 to 12/31/2013	15.256787	13.560780	559
01/01/2014 to 12/31/2014	13.560780	13.669980	349
01/01/2015 to 12/31/2015	13.669980	12.976047	376
01/01/2016 to 12/31/2016	12.976047	13.346346	371
01/01/2017 to 12/31/2017	13.346346	13.529714	0
01/01/2018 to 12/31/2018	13.529714	12.934380	0
01/01/2019 to 12/31/2019	12.934380	13.719964	0
01/01/2020 to 12/31/2020	13.719964	14.992249	0
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.536291	1.552910	144,518
01/01/2012 to 12/31/2012	1.552910	1.662273	97,714
01/01/2013 to 12/31/2013	1.662273	1.597349	81,723
01/01/2014 to 12/31/2014	1.597349	1.630537	55,339
01/01/2015 to 12/31/2015	1.630537	1.597531	47,406
01/01/2016 to 12/31/2016	1.597531	1.605961	36,168
01/01/2017 to 12/31/2017	1.605961	1.644279	28,062
01/01/2018 to 12/31/2018	1.644279	1.607031	14,552
01/01/2019 to 12/31/2019	1.607031	1.707649	3,389
01/01/2020 to 12/31/2020	1.707649	1.815331	2,342
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214283	10.704310	0
01/01/2014 to 12/31/2014	10.704310	11.393303	0
01/01/2015 to 12/31/2015	11.393303	11.022422	0
01/01/2016 to 12/31/2016	11.022422	11.291831	0
01/01/2017 to 12/31/2017	11.291831	12.885680	0
01/01/2018 to 04/30/2018	12.885680	12.297978	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010638	1.063387	0
01/01/2013 to 12/31/2013	1.063387	1.147148	0
01/01/2014 to 12/31/2014	1.147148	1.210849	0
01/01/2015 to 12/31/2015	1.210849	1.175850	0
01/01/2016 to 12/31/2016	1.175850	1.217116	0
01/01/2017 to 12/31/2017	1.217116	1.362966	0
01/01/2018 to 12/31/2018	1.362966	1.209331	0
01/01/2019 to 12/31/2019	1.209331	1.439435	0
01/01/2020 to 12/31/2020	1.439435	1.439868	0
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.290419	11.179172	0

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	11.179172	12.357921	0
01/01/2013 to 12/31/2013	12.357921	13.672826	0
01/01/2014 to 12/31/2014	13.672826	14.173906	0
01/01/2015 to 12/31/2015	14.173906	13.613658	0
01/01/2016 to 12/31/2016	13.613658	14.108889	0
01/01/2017 to 12/31/2017	14.108889	16.015781	0
01/01/2018 to 12/31/2018	16.015781	14.666084	0
01/01/2019 to 12/31/2019	14.666084	17.186075	0
01/01/2020 to 12/31/2020	17.186075	18.491018	0
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.882702	10.435307	0
01/01/2012 to 12/31/2012	10.435307	11.759200	0
01/01/2013 to 12/31/2013	11.759200	13.602685	0
01/01/2014 to 12/31/2014	13.602685	14.043501	0
01/01/2015 to 12/31/2015	14.043501	13.440543	0
01/01/2016 to 12/31/2016	13.440543	14.073724	0
01/01/2017 to 12/31/2017	14.073724	16.496638	0
01/01/2018 to 12/31/2018	16.496638	14.746471	0
01/01/2019 to 12/31/2019	14.746471	17.689732	0
01/01/2020 to 12/31/2020	17.689732	19.192637	0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.304368	1.260890	10,181
01/01/2012 to 12/31/2012	1.260890	1.465844	10,818
01/01/2013 to 12/31/2013	1.465844	1.992871	21,653
01/01/2014 to 12/31/2014	1.992871	2.124753	5,310
01/01/2015 to 12/31/2015	2.124753	2.300475	5,170
01/01/2016 to 12/31/2016	2.300475	2.288319	2,218
01/01/2017 to 12/31/2017	2.288319	2.992586	0
01/01/2018 to 12/31/2018	2.992586	2.897684	0
01/01/2019 to 12/31/2019	2.897684	3.707308	0
01/01/2020 to 12/31/2020	3.707308	4.962707	0
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.649038	0.572970	21,010
01/01/2012 to 12/31/2012	0.572970	0.629302	22,720
01/01/2013 to 04/26/2013	0.629302	0.656716	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	0.982932	0.947158	21,629
01/01/2012 to 12/31/2012	0.947158	1.054797	12,532
01/01/2013 to 12/31/2013	1.054797	1.411410	22,232
01/01/2014 to 12/31/2014	1.411410	1.559416	5,044
01/01/2015 to 12/31/2015	1.559416	1.629729	5,044
01/01/2016 to 12/31/2016	1.629729	1.695904	5,044
01/01/2017 to 12/31/2017	1.695904	2.072731	0
01/01/2018 to 12/31/2018	2.072731	1.985940	0
01/01/2019 to 12/31/2019	1.985940	2.550123	0
01/01/2020 to 12/31/2020	2.550123	3.095750	0
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.657190	1.647125	10,429
01/01/2012 to 12/31/2012	1.647125	1.870231	8,058
01/01/2013 to 12/31/2013	1.870231	2.641659	12,826
01/01/2014 to 12/31/2014	2.641659	2.760068	5,536
01/01/2015 to 12/31/2015	2.760068	2.770681	5,536
01/01/2016 to 12/31/2016	2.770681	3.026155	2,675

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	3.026155	3.633067	0
01/01/2018 to 12/31/2018	3.633067	3.317575	0
01/01/2019 to 12/31/2019	3.317575	4.317555	0
01/01/2020 to 12/31/2020	4.317555	5.246745	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.310726	2.112827	12,015
01/01/2012 to 04/27/2012	2.112827	2.331533	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.320031	2.374605	8,114
01/01/2013 to 12/31/2013	2.374605	3.031467	0
01/01/2014 to 12/31/2014	3.031467	3.256355	0
01/01/2015 to 12/31/2015	3.256355	2.903736	0
01/01/2016 to 12/31/2016	2.903736	3.285881	0
01/01/2017 to 12/31/2017	3.285881	3.524431	0
01/01/2018 to 12/31/2018	3.524431	3.102176	0
01/01/2019 to 12/31/2019	3.102176	3.920160	0
01/01/2020 to 12/31/2020	3.920160	4.133775	0
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.702228	10.820402	0
01/01/2013 to 12/31/2013	10.820402	10.121720	0
01/01/2014 to 12/31/2014	10.121720	10.665690	0
01/01/2015 to 12/31/2015	10.665690	10.494205	0
01/01/2016 to 12/31/2016	10.494205	10.416702	0
01/01/2017 to 12/31/2017	10.416702	10.471248	0
01/01/2018 to 12/31/2018	10.471248	10.250957	0
01/01/2019 to 12/31/2019	10.250957	10.795538	0
01/01/2020 to 12/31/2020	10.795538	11.387832	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.295023	2.379785	7,448
01/01/2012 to 12/31/2012	2.379785	2.594530	3,680
01/01/2013 to 12/31/2013	2.594530	2.562901	1,098
01/01/2014 to 12/31/2014	2.562901	2.643702	0
01/01/2015 to 12/31/2015	2.643702	2.538235	0
01/01/2016 to 12/31/2016	2.538235	2.693188	11,580
01/01/2017 to 12/31/2017	2.693188	2.848007	11,578
01/01/2018 to 12/31/2018	2.848007	2.677630	11,414
01/01/2019 to 12/31/2019	2.677630	2.996712	11,283
01/01/2020 to 12/31/2020	2.996712	3.129890	3,148
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.108652	2.158086	24,963
01/01/2012 to 12/31/2012	2.158086	2.387789	33,184
01/01/2013 to 12/31/2013	2.387789	2.525997	26,298
01/01/2014 to 12/31/2014	2.525997	2.594249	14,432
01/01/2015 to 12/31/2015	2.594249	2.486338	14,473
01/01/2016 to 04/29/2016	2.486338	2.556438	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.330677	2.418818	12,570
01/01/2012 to 12/31/2012	2.418818	2.637181	0
01/01/2013 to 12/31/2013	2.637181	2.607827	0
01/01/2014 to 12/31/2014	2.607827	2.692846	0
01/01/2015 to 12/31/2015	2.692846	2.588194	0

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	2.588194	2.750584	869
01/01/2017 to 12/31/2017	2.750584	2.910126	864
01/01/2018 to 12/31/2018	2.910126	2.739125	859
01/01/2019 to 12/31/2019	2.739125	3.067225	854
01/01/2020 to 12/31/2020	3.067225	3.208349	850
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.564290	1.613338	28,409
01/01/2012 to 12/31/2012	1.613338	1.628597	29,100
01/01/2013 to 12/31/2013	1.628597	1.581105	23,214
01/01/2014 to 12/31/2014	1.581105	1.588524	5,459
01/01/2015 to 12/31/2015	1.588524	1.561068	5,788
01/01/2016 to 12/31/2016	1.561068	1.545012	0
01/01/2017 to 12/31/2017	1.545012	1.539116	0
01/01/2018 to 12/31/2018	1.539116	1.518233	0
01/01/2019 to 12/31/2019	1.518233	1.573401	0
01/01/2020 to 12/31/2020	1.573401	1.617100	0
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.588358	1.638412	11,033
01/01/2012 to 12/31/2012	1.638412	1.655508	0
01/01/2013 to 12/31/2013	1.655508	1.609759	0
01/01/2014 to 12/31/2014	1.609759	1.617528	0
01/01/2015 to 12/31/2015	1.617528	1.591012	0
01/01/2016 to 12/31/2016	1.591012	1.577409	0
01/01/2017 to 12/31/2017	1.577409	1.572837	0
01/01/2018 to 12/31/2018	1.572837	1.553131	0
01/01/2019 to 12/31/2019	1.553131	1.611079	0
01/01/2020 to 12/31/2020	1.611079	1.657362	0

	American Forerunner - 2.3
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	14.605456	15.145505	2,004
01/01/2012 to 12/31/2012	15.145505	15.594606	1,812
01/01/2013 to 12/31/2013	15.594606	14.911066	1,329
01/01/2014 to 12/31/2014	14.911066	15.341161	1,681
01/01/2015 to 12/31/2015	15.341161	15.033439	1,699
01/01/2016 to 12/31/2016	15.033439	15.124177	1,403
01/01/2017 to 12/31/2017	15.124177	15.322931	1,076
01/01/2018 to 12/31/2018	15.322931	14.865891	1,061
01/01/2019 to 12/31/2019	14.865891	15.887421	1,049
01/01/2020 to 12/31/2020	15.887421	17.036557	293
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.774104	2.192076	23,572
01/01/2012 to 12/31/2012	2.192076	2.531358	19,368
01/01/2013 to 12/31/2013	2.531358	3.173404	9,574
01/01/2014 to 12/31/2014	3.173404	3.167065	11,122
01/01/2015 to 12/31/2015	3.167065	3.103256	11,137
01/01/2016 to 12/31/2016	3.103256	3.096332	9,437
01/01/2017 to 12/31/2017	3.096332	3.809756	7,828
01/01/2018 to 12/31/2018	3.809756	3.329957	7,717

	American Forerunner - 2.3
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	3.329957	4.279939	7,629
01/01/2020 to 12/31/2020	4.279939	5.425507	2,128
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	12.321390	11.526758	22,371
01/01/2012 to 12/31/2012	11.526758	13.278529	20,187
01/01/2013 to 12/31/2013	13.278529	16.883018	14,089
01/01/2014 to 12/31/2014	16.883018	17.903044	1,015
01/01/2015 to 12/31/2015	17.903044	18.695848	987
01/01/2016 to 12/31/2016	18.695848	20.004304	730
01/01/2017 to 12/31/2017	20.004304	25.082265	471
01/01/2018 to 12/31/2018	25.082265	24.448106	468
01/01/2019 to 12/31/2019	24.448106	31.244876	466
01/01/2020 to 12/31/2020	31.244876	46.435180	463
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	8.210688	7.877519	29,839
01/01/2012 to 12/31/2012	7.877519	9.043227	23,665
01/01/2013 to 12/31/2013	9.043227	11.798354	18,096
01/01/2014 to 12/31/2014	11.798354	12.756271	0
01/01/2015 to 12/31/2015	12.756271	12.647544	0
01/01/2016 to 12/31/2016	12.647544	13.784025	0
01/01/2017 to 12/31/2017	13.784025	16.486882	0
01/01/2018 to 12/31/2018	16.486882	15.822016	0
01/01/2019 to 12/31/2019	15.822016	19.503662	0
01/01/2020 to 12/31/2020	19.503662	21.640647	0

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.157640	10.462244	0
01/01/2013 to 12/31/2013	10.462244	11.398136	0
01/01/2014 to 12/31/2014	11.398136	11.993412	0
01/01/2015 to 12/31/2015	11.993412	11.824007	0
01/01/2016 to 12/31/2016	11.824007	12.006654	0
01/01/2017 to 12/31/2017	12.006654	13.372392	0
01/01/2018 to 12/31/2018	13.372392	12.192628	0
01/01/2019 to 12/31/2019	12.192628	14.111347	0
01/01/2020 to 12/31/2020	14.111347	14.672964	0
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.731627	9.336384	0
01/01/2012 to 12/31/2012	9.336384	10.388559	0
01/01/2013 to 12/31/2013	10.388559	12.070005	0
01/01/2014 to 12/31/2014	12.070005	12.546672	0
01/01/2015 to 12/31/2015	12.546672	12.211439	0
01/01/2016 to 12/31/2016	12.211439	12.904456	0
01/01/2017 to 12/31/2017	12.904456	14.781984	0
01/01/2018 to 12/31/2018	14.781984	13.862982	0
01/01/2019 to 12/31/2019	13.862982	16.241836	0
01/01/2020 to 12/31/2020	16.241836	18.398027	0
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.256460	8.644087	0

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	8.644087	9.841035	0
01/01/2013 to 12/31/2013	9.841035	12.068215	0
01/01/2014 to 12/31/2014	12.068215	12.584860	0
01/01/2015 to 12/31/2015	12.584860	12.242406	0
01/01/2016 to 12/31/2016	12.242406	13.075047	0
01/01/2017 to 12/31/2017	13.075047	15.552830	0
01/01/2018 to 12/31/2018	15.552830	14.363713	0
01/01/2019 to 12/31/2019	14.363713	17.407134	0
01/01/2020 to 12/31/2020	17.407134	19.949350	0
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.973098	9.794734	0
01/01/2012 to 12/31/2012	9.794734	10.640332	0
01/01/2013 to 12/31/2013	10.640332	11.839811	0
01/01/2014 to 12/31/2014	11.839811	12.312659	0
01/01/2015 to 12/31/2015	12.312659	11.981212	0
01/01/2016 to 12/31/2016	11.981212	12.567594	0
01/01/2017 to 12/31/2017	12.567594	13.916628	0
01/01/2018 to 12/31/2018	13.916628	13.173724	0
01/01/2019 to 12/31/2019	13.173724	14.999163	0
01/01/2020 to 12/31/2020	14.999163	16.611275	0
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.084374	11.443224	0
01/01/2013 to 12/31/2013	11.443224	10.836221	0
01/01/2014 to 12/31/2014	10.836221	11.046252	0
01/01/2015 to 12/31/2015	11.046252	9.790912	0
01/01/2016 to 12/31/2016	9.790912	10.457053	0
01/01/2017 to 12/31/2017	10.457053	11.255358	0
01/01/2018 to 12/31/2018	11.255358	10.330901	0
01/01/2019 to 12/31/2019	10.330901	12.143271	0
01/01/2020 to 12/31/2020	12.143271	12.262153	0
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.205123	0.943469	0
01/01/2012 to 12/31/2012	0.943469	1.103787	0
01/01/2013 to 12/31/2013	1.103787	1.245715	0
01/01/2014 to 12/31/2014	1.245715	1.180221	0
01/01/2015 to 12/31/2015	1.180221	1.131742	0
01/01/2016 to 12/31/2016	1.131742	1.165363	0
01/01/2017 to 12/31/2017	1.165363	1.540925	0
01/01/2018 to 12/31/2018	1.540925	1.250598	0
01/01/2019 to 12/31/2019	1.250598	1.623088	0
01/01/2020 to 12/31/2020	1.623088	2.008631	0
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.227409	0.962750	0
01/01/2012 to 12/31/2012	0.962750	1.126601	0
01/01/2013 to 12/31/2013	1.126601	1.273218	0
01/01/2014 to 12/31/2014	1.273218	1.208158	0
01/01/2015 to 12/31/2015	1.208158	1.158806	0
01/01/2016 to 12/31/2016	1.158806	1.195395	0
01/01/2017 to 12/31/2017	1.195395	1.580969	0
01/01/2018 to 12/31/2018	1.580969	1.284590	0
01/01/2019 to 12/31/2019	1.284590	1.669209	0
01/01/2020 to 12/31/2020	1.669209	2.067436	0
BlackRock Bond Income Sub-Account (Class B)

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	4.486020	4.674654	5,473
01/01/2012 to 12/31/2012	4.674654	4.915231	5,674
01/01/2013 to 12/31/2013	4.915231	4.769347	6,491
01/01/2014 to 12/31/2014	4.769347	4.993266	6,490
01/01/2015 to 12/31/2015	4.993266	4.911066	6,571
01/01/2016 to 12/31/2016	4.911066	4.951759	6,737
01/01/2017 to 12/31/2017	4.951759	5.040785	7,364
01/01/2018 to 12/31/2018	5.040785	4.910026	7,344
01/01/2019 to 12/31/2019	4.910026	5.272581	7,586
01/01/2020 to 12/31/2020	5.272581	5.598682	8,342
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.875472	2.560584	0
01/01/2012 to 12/31/2012	2.560584	2.862800	0
01/01/2013 to 12/31/2013	2.862800	3.757491	0
01/01/2014 to 12/31/2014	3.757491	4.001151	0
01/01/2015 to 12/31/2015	4.001151	4.157666	0
01/01/2016 to 12/31/2016	4.157666	4.069291	0
01/01/2017 to 12/31/2017	4.069291	5.328091	0
01/01/2018 to 12/31/2018	5.328091	5.335634	0
01/01/2019 to 12/31/2019	5.335634	6.930553	0
01/01/2020 to 12/31/2020	6.930553	9.531405	0
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.914828	2.598252	0
01/01/2012 to 12/31/2012	2.598252	2.907519	0
01/01/2013 to 12/31/2013	2.907519	3.820239	0
01/01/2014 to 12/31/2014	3.820239	4.072025	0
01/01/2015 to 12/31/2015	4.072025	4.235121	0
01/01/2016 to 12/31/2016	4.235121	4.148875	0
01/01/2017 to 12/31/2017	4.148875	5.438882	0
01/01/2018 to 12/31/2018	5.438882	5.451142	0
01/01/2019 to 12/31/2019	5.451142	7.088315	0
01/01/2020 to 12/31/2020	7.088315	9.757045	0
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.914063	10.193976	0
01/01/2013 to 12/31/2013	10.193976	11.022179	0
01/01/2014 to 12/31/2014	11.022179	11.443067	0
01/01/2015 to 12/31/2015	11.443067	11.204260	0
01/01/2016 to 12/31/2016	11.204260	11.469085	0
01/01/2017 to 12/31/2017	11.469085	12.738825	0
01/01/2018 to 12/31/2018	12.738825	11.588216	0
01/01/2019 to 12/31/2019	11.588216	13.701581	0
01/01/2020 to 12/31/2020	13.701581	14.008461	0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.975920	1.936898	10,026
01/01/2012 to 12/31/2012	1.936898	1.898334	10,940
01/01/2013 to 12/31/2013	1.898334	1.860742	12,241
01/01/2014 to 12/31/2014	1.860742	1.823895	0
01/01/2015 to 12/31/2015	1.823895	1.787777	0
01/01/2016 to 12/31/2016	1.787777	1.754340	0
01/01/2017 to 12/31/2017	1.754340	1.730608	0
01/01/2018 to 12/31/2018	1.730608	1.722425	0
01/01/2019 to 12/31/2019	1.722425	1.720026	0
01/01/2020 to 12/31/2020	1.720026	1.689113	0

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	10.871608	11.765635	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	11.729859	10.005740	0
01/01/2012 to 12/31/2012	10.005740	11.448454	0
01/01/2013 to 12/31/2013	11.448454	14.533069	0
01/01/2014 to 12/31/2014	14.533069	14.970161	0
01/01/2015 to 12/31/2015	14.970161	14.379011	0
01/01/2016 to 12/31/2016	14.379011	15.359722	0
01/01/2017 to 12/31/2017	15.359722	18.509598	0
01/01/2018 to 12/31/2018	18.509598	16.315049	0
01/01/2019 to 12/31/2019	16.315049	20.386872	0
01/01/2020 to 12/31/2020	20.386872	23.761299	0
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.893314	12.037521	0
01/01/2012 to 12/31/2012	12.037521	12.880934	0
01/01/2013 to 12/31/2013	12.880934	13.167031	0
01/01/2014 to 12/31/2014	13.167031	13.483459	0
01/01/2015 to 12/31/2015	13.483459	13.139061	0
01/01/2016 to 12/31/2016	13.139061	13.462318	0
01/01/2017 to 12/31/2017	13.462318	14.111304	0
01/01/2018 to 12/31/2018	14.111304	13.469221	0
01/01/2019 to 12/31/2019	13.469221	14.752016	0
01/01/2020 to 12/31/2020	14.752016	15.835215	0
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.754767	11.643373	0
01/01/2012 to 12/31/2012	11.643373	12.719620	0
01/01/2013 to 12/31/2013	12.719620	13.829870	0
01/01/2014 to 12/31/2014	13.829870	14.223841	0
01/01/2015 to 12/31/2015	14.223841	13.792517	0
01/01/2016 to 12/31/2016	13.792517	14.342447	0
01/01/2017 to 12/31/2017	14.342447	15.555465	0
01/01/2018 to 12/31/2018	15.555465	14.574763	0
01/01/2019 to 12/31/2019	14.574763	16.514243	0
01/01/2020 to 12/31/2020	16.514243	17.973050	0
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.550962	11.167718	0
01/01/2012 to 12/31/2012	11.167718	12.394782	0
01/01/2013 to 12/31/2013	12.394782	14.334379	0
01/01/2014 to 12/31/2014	14.334379	14.760146	0
01/01/2015 to 12/31/2015	14.760146	14.284417	0
01/01/2016 to 12/31/2016	14.284417	14.996425	0
01/01/2017 to 12/31/2017	14.996425	16.865886	0
01/01/2018 to 12/31/2018	16.865886	15.517626	0
01/01/2019 to 12/31/2019	15.517626	18.164756	0
01/01/2020 to 12/31/2020	18.164756	20.270076	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.520657	9.168208	0
01/01/2012 to 12/31/2012	9.168208	10.434613	0
01/01/2013 to 04/26/2013	10.434613	11.212020	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.284122	12.810885	0
01/01/2014 to 04/25/2014	12.810885	12.735010	0

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.269006	10.629630	0
01/01/2012 to 12/31/2012	10.629630	12.021084	0
01/01/2013 to 12/31/2013	12.021084	14.647756	0
01/01/2014 to 12/31/2014	14.647756	15.108218	0
01/01/2015 to 12/31/2015	15.108218	14.557831	0
01/01/2016 to 12/31/2016	14.557831	15.431226	0
01/01/2017 to 12/31/2017	15.431226	18.025036	0
01/01/2018 to 12/31/2018	18.025036	16.232974	0
01/01/2019 to 12/31/2019	16.232974	19.687056	0
01/01/2020 to 12/31/2020	19.687056	22.498442	0
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	9.940857	10.360261	0
01/01/2013 to 12/31/2013	10.360261	11.613582	0
01/01/2014 to 12/31/2014	11.613582	12.481947	0
01/01/2015 to 12/31/2015	12.481947	11.734656	0
01/01/2016 to 12/31/2016	11.734656	12.464479	0
01/01/2017 to 12/31/2017	12.464479	14.458337	0
01/01/2018 to 12/31/2018	14.458337	13.127144	0
01/01/2019 to 12/31/2019	13.127144	15.899476	0
01/01/2020 to 12/31/2020	15.899476	17.535167	0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.697727	2.816051	0
01/01/2012 to 12/31/2012	2.816051	3.079652	0
01/01/2013 to 12/31/2013	3.079652	4.120794	0
01/01/2014 to 12/31/2014	4.120794	4.106800	0
01/01/2015 to 12/31/2015	4.106800	3.636404	0
01/01/2016 to 12/31/2016	3.636404	4.371816	0
01/01/2017 to 12/31/2017	4.371816	4.822871	0
01/01/2018 to 12/31/2018	4.822871	4.092592	0
01/01/2019 to 12/31/2019	4.092592	4.951822	0
01/01/2020 to 12/31/2020	4.951822	5.143769	0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.768275	2.892611	0
01/01/2012 to 12/31/2012	2.892611	3.166567	0
01/01/2013 to 12/31/2013	3.166567	4.241455	0
01/01/2014 to 12/31/2014	4.241455	4.231240	0
01/01/2015 to 12/31/2015	4.231240	3.750264	0
01/01/2016 to 12/31/2016	3.750264	4.513320	0
01/01/2017 to 12/31/2017	4.513320	4.984056	0
01/01/2018 to 12/31/2018	4.984056	4.233559	0
01/01/2019 to 12/31/2019	4.233559	5.127486	0
01/01/2020 to 12/31/2020	5.127486	5.331630	0
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.987262	9.727418	0
01/01/2012 to 12/31/2012	9.727418	9.953093	0
01/01/2013 to 12/31/2013	9.953093	9.869245	0
01/01/2014 to 12/31/2014	9.869245	9.776144	0
01/01/2015 to 12/31/2015	9.776144	9.522905	0
01/01/2016 to 12/31/2016	9.522905	9.626823	0
01/01/2017 to 12/31/2017	9.626823	9.562373	0
01/01/2018 to 12/31/2018	9.562373	9.412907	0
01/01/2019 to 12/31/2019	9.412907	9.654258	0

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	9.654258	9.663495	0
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	34.764372	35.300502	0
01/01/2012 to 12/31/2012	35.300502	38.787142	0
01/01/2013 to 12/31/2013	38.787142	45.728312	0
01/01/2014 to 12/31/2014	45.728312	49.430827	0
01/01/2015 to 12/31/2015	49.430827	49.563818	0
01/01/2016 to 12/31/2016	49.563818	51.857423	0
01/01/2017 to 12/31/2017	51.857423	58.383500	0
01/01/2018 to 12/31/2018	58.383500	54.927837	0
01/01/2019 to 12/31/2019	54.927837	66.071070	0
01/01/2020 to 12/31/2020	66.071070	76.057365	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.994301	2.809823	0
01/01/2012 to 12/31/2012	2.809823	3.101365	0
01/01/2013 to 12/31/2013	3.101365	4.054071	0
01/01/2014 to 12/31/2014	4.054071	4.385224	0
01/01/2015 to 12/31/2015	4.385224	4.390446	0
01/01/2016 to 12/31/2016	4.390446	4.607146	0
01/01/2017 to 12/31/2017	4.607146	5.365650	0
01/01/2018 to 12/31/2018	5.365650	5.240242	0
01/01/2019 to 12/31/2019	5.240242	6.710530	0
01/01/2020 to 12/31/2020	6.710530	7.298935	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.040008	2.855392	0
01/01/2012 to 12/31/2012	2.855392	3.154026	0
01/01/2013 to 12/31/2013	3.154026	4.128158	0
01/01/2014 to 12/31/2014	4.128158	4.469125	0
01/01/2015 to 12/31/2015	4.469125	4.479919	0
01/01/2016 to 12/31/2016	4.479919	4.705284	0
01/01/2017 to 12/31/2017	4.705284	5.485042	0
01/01/2018 to 12/31/2018	5.485042	5.362421	0
01/01/2019 to 12/31/2019	5.362421	6.873670	0
01/01/2020 to 12/31/2020	6.873670	7.483681	0
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.380449	5.287579	0
01/01/2012 to 12/31/2012	5.287579	5.877458	0
01/01/2013 to 12/31/2013	5.877458	7.736180	0
01/01/2014 to 12/31/2014	7.736180	8.607096	0
01/01/2015 to 12/31/2015	8.607096	8.815807	0
01/01/2016 to 12/31/2016	8.815807	9.356533	0
01/01/2017 to 12/31/2017	9.356533	11.184064	0
01/01/2018 to 12/31/2018	11.184064	10.268246	0
01/01/2019 to 12/31/2019	10.268246	13.266208	0
01/01/2020 to 12/31/2020	13.266208	15.880318	0
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	13.701981	12.680842	862
01/01/2012 to 12/31/2012	12.680842	15.658666	856
01/01/2013 to 12/31/2013	15.658666	15.892778	850
01/01/2014 to 12/31/2014	15.892778	17.644921	845
01/01/2015 to 12/31/2015	17.644921	17.053085	840
01/01/2016 to 12/31/2016	17.053085	16.861557	834
01/01/2017 to 12/31/2017	16.861557	18.304654	828

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	18.304654	16.389053	823
01/01/2019 to 12/31/2019	16.389053	20.050252	786
01/01/2020 to 12/31/2020	20.050252	18.666055	780
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	39.189179	37.168235	0
01/01/2012 to 12/31/2012	37.168235	40.323570	0
01/01/2013 to 12/31/2013	40.323570	52.345121	0
01/01/2014 to 12/31/2014	52.345121	56.888863	0
01/01/2015 to 12/31/2015	56.888863	57.214478	0
01/01/2016 to 12/31/2016	57.214478	58.974050	0
01/01/2017 to 12/31/2017	58.974050	72.224790	0
01/01/2018 to 12/31/2018	72.224790	66.609184	0
01/01/2019 to 12/31/2019	66.609184	86.730656	0
01/01/2020 to 12/31/2020	86.730656	111.689305	0
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.887375	1.586318	0
01/01/2012 to 12/31/2012	1.586318	2.009563	0
01/01/2013 to 12/31/2013	2.009563	2.570367	0
01/01/2014 to 12/31/2014	2.570367	2.373586	0
01/01/2015 to 12/31/2015	2.373586	2.221368	0
01/01/2016 to 12/31/2016	2.221368	2.355441	0
01/01/2017 to 12/31/2017	2.355441	3.011513	0
01/01/2018 to 12/31/2018	3.011513	2.243958	0
01/01/2019 to 12/31/2019	2.243958	2.738823	0
01/01/2020 to 12/31/2020	2.738823	2.821840	0
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.904483	1.603231	8,633
01/01/2012 to 12/31/2012	1.603231	2.031291	8,575
01/01/2013 to 12/31/2013	2.031291	2.601308	8,522
01/01/2014 to 12/31/2014	2.601308	2.405330	8,469
01/01/2015 to 12/31/2015	2.405330	2.252679	8,416
01/01/2016 to 12/31/2016	2.252679	2.391564	8,357
01/01/2017 to 12/31/2017	2.391564	3.059944	8,301
01/01/2018 to 12/31/2018	3.059944	2.283247	8,245
01/01/2019 to 12/31/2019	2.283247	2.788586	7,874
01/01/2020 to 12/31/2020	2.788586	2.876526	7,814
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010614	1.043676	0
01/01/2013 to 12/31/2013	1.043676	1.042048	0
01/01/2014 to 12/31/2014	1.042048	1.078416	0
01/01/2015 to 12/31/2015	1.078416	1.012609	0
01/01/2016 to 12/31/2016	1.012609	1.108855	0
01/01/2017 to 12/31/2017	1.108855	1.195659	0
01/01/2018 to 12/31/2018	1.195659	1.096442	0
01/01/2019 to 12/31/2019	1.096442	1.238950	0
01/01/2020 to 12/31/2020	1.238950	1.337446	0
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.194680	15.438072	0
01/01/2012 to 12/31/2012	15.438072	18.334900	0
01/01/2013 to 12/31/2013	18.334900	22.844756	0
01/01/2014 to 12/31/2014	22.844756	22.872075	0
01/01/2015 to 12/31/2015	22.872075	23.301469	0
01/01/2016 to 12/31/2016	23.301469	22.892810	0

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	22.892810	30.684514	0
01/01/2018 to 12/31/2018	30.684514	26.120309	0
01/01/2019 to 12/31/2019	26.120309	33.685272	0
01/01/2020 to 12/31/2020	33.685272	42.123819	0
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.974582	8.190443	0
01/01/2012 to 12/31/2012	8.190443	9.810735	0
01/01/2013 to 04/26/2013	9.810735	10.409957	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.504663	1.458980	0
01/01/2012 to 12/31/2012	1.458980	1.690637	0
01/01/2013 to 12/31/2013	1.690637	2.322964	0
01/01/2014 to 12/31/2014	2.322964	2.457091	0
01/01/2015 to 12/31/2015	2.457091	2.367253	0
01/01/2016 to 12/31/2016	2.367253	2.585708	0
01/01/2017 to 12/31/2017	2.585708	3.176743	0
01/01/2018 to 12/31/2018	3.176743	2.831773	0
01/01/2019 to 12/31/2019	2.831773	3.453222	0
01/01/2020 to 12/31/2020	3.453222	5.305999	0
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.481164	0.472701	0
01/01/2012 to 12/31/2012	0.472701	0.535370	0
01/01/2013 to 12/31/2013	0.535370	0.717532	0
01/01/2014 to 12/31/2014	0.717532	0.764818	0
01/01/2015 to 12/31/2015	0.764818	0.828686	0
01/01/2016 to 12/31/2016	0.828686	0.811222	0
01/01/2017 to 12/31/2017	0.811222	1.089348	0
01/01/2018 to 12/31/2018	1.089348	1.068870	0
01/01/2019 to 12/31/2019	1.068870	1.388160	0
01/01/2020 to 12/31/2020	1.388160	2.127694	0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	7.925291	7.661421	0
01/01/2012 to 04/27/2012	7.661421	8.602254	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.484673	0.476554	0
01/01/2012 to 12/31/2012	0.476554	0.539836	0
01/01/2013 to 12/31/2013	0.539836	0.724423	0
01/01/2014 to 12/31/2014	0.724423	0.772972	0
01/01/2015 to 12/31/2015	0.772972	0.838469	0
01/01/2016 to 12/31/2016	0.838469	0.821757	0
01/01/2017 to 12/31/2017	0.821757	1.104566	0
01/01/2018 to 12/31/2018	1.104566	1.084979	0
01/01/2019 to 12/31/2019	1.084979	1.409827	0
01/01/2020 to 12/31/2020	1.409827	2.163986	0
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012668	1.045714	0
01/01/2013 to 12/31/2013	1.045714	1.137624	0
01/01/2014 to 12/31/2014	1.137624	1.192884	0
01/01/2015 to 12/31/2015	1.192884	1.179718	0
01/01/2016 to 12/31/2016	1.179718	1.189927	0
01/01/2017 to 12/31/2017	1.189927	1.360728	0
01/01/2018 to 12/31/2018	1.360728	1.237773	0
01/01/2019 to 12/31/2019	1.237773	1.418463	0

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	1.418463	1.560285	0
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996768	1.036108	0
01/01/2015 to 12/31/2015	1.036108	1.005600	0
01/01/2016 to 12/31/2016	1.005600	1.005352	0
01/01/2017 to 12/31/2017	1.005352	1.138137	0
01/01/2018 to 04/30/2018	1.138137	1.107747	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.635203	13.830511	0
01/01/2014 to 12/31/2014	13.830511	14.026669	0
01/01/2015 to 12/31/2015	14.026669	13.917697	0
01/01/2016 to 12/31/2016	13.917697	14.293819	0
01/01/2017 to 12/31/2017	14.293819	17.229964	0
01/01/2018 to 12/31/2018	17.229964	15.977022	0
01/01/2019 to 12/31/2019	15.977022	19.971319	0
01/01/2020 to 12/31/2020	19.971319	22.469622	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	10.922891	10.935571	0
01/01/2012 to 12/31/2012	10.935571	12.056927	0
01/01/2013 to 04/26/2013	12.056927	12.561482	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.718962	0.727641	0
01/01/2012 to 12/31/2012	0.727641	0.845149	0
01/01/2013 to 12/31/2013	0.845149	1.206197	0
01/01/2014 to 12/31/2014	1.206197	1.405688	0
01/01/2015 to 12/31/2015	1.405688	1.322231	0
01/01/2016 to 12/31/2016	1.322231	1.330789	0
01/01/2017 to 12/31/2017	1.330789	1.544653	0
01/01/2018 to 12/31/2018	1.544653	1.407037	0
01/01/2019 to 12/31/2019	1.407037	1.704236	0
01/01/2020 to 12/31/2020	1.704236	2.208778	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	130.815800	118.555250	0
01/01/2012 to 12/31/2012	118.555250	142.358562	0
01/01/2013 to 12/31/2013	142.358562	179.708074	0
01/01/2014 to 04/25/2014	179.708074	186.777947	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.589964	5.932248	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.599611	0.541746	0
01/01/2012 to 12/31/2012	0.541746	0.629548	0
01/01/2013 to 12/31/2013	0.629548	0.900020	0
01/01/2014 to 12/31/2014	0.900020	1.049331	0
01/01/2015 to 12/31/2015	1.049331	0.987545	0
01/01/2016 to 12/31/2016	0.987545	0.995447	0
01/01/2017 to 12/31/2017	0.995447	1.156737	0
01/01/2018 to 12/31/2018	1.156737	1.055006	0
01/01/2019 to 12/31/2019	1.055006	1.278742	0
01/01/2020 to 12/31/2020	1.278742	1.658187	0
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.565062	0.599710	0
Loomis Sayles Small Cap Core Sub-Account (Class B)

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	3.233368	3.180202	0
01/01/2012 to 12/31/2012	3.180202	3.561646	0
01/01/2013 to 12/31/2013	3.561646	4.911543	0
01/01/2014 to 12/31/2014	4.911543	4.982868	0
01/01/2015 to 12/31/2015	4.982868	4.799098	0
01/01/2016 to 12/31/2016	4.799098	5.596555	0
01/01/2017 to 12/31/2017	5.596555	6.306640	0
01/01/2018 to 12/31/2018	6.306640	5.482809	0
01/01/2019 to 12/31/2019	5.482809	6.730020	0
01/01/2020 to 12/31/2020	6.730020	7.373836	0
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.276451	3.225846	0
01/01/2012 to 12/31/2012	3.225846	3.616290	0
01/01/2013 to 12/31/2013	3.616290	4.991926	0
01/01/2014 to 12/31/2014	4.991926	5.069264	0
01/01/2015 to 12/31/2015	5.069264	4.887356	0
01/01/2016 to 12/31/2016	4.887356	5.705084	0
01/01/2017 to 12/31/2017	5.705084	6.435317	0
01/01/2018 to 12/31/2018	6.435317	5.600354	0
01/01/2019 to 12/31/2019	5.600354	6.881030	0
01/01/2020 to 12/31/2020	6.881030	7.546851	0
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.010819	1.018044	0
01/01/2012 to 12/31/2012	1.018044	1.106481	0
01/01/2013 to 12/31/2013	1.106481	1.609303	0
01/01/2014 to 12/31/2014	1.609303	1.592174	0
01/01/2015 to 12/31/2015	1.592174	1.582918	0
01/01/2016 to 12/31/2016	1.582918	1.645400	0
01/01/2017 to 12/31/2017	1.645400	2.043284	0
01/01/2018 to 12/31/2018	2.043284	2.008184	0
01/01/2019 to 12/31/2019	2.008184	2.490243	0
01/01/2020 to 12/31/2020	2.490243	3.271793	0
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.443264	1.517799	0
01/01/2012 to 12/31/2012	1.517799	1.541512	0
01/01/2013 to 12/31/2013	1.541512	1.472733	0
01/01/2014 to 12/31/2014	1.472733	1.522654	0
01/01/2015 to 12/31/2015	1.522654	1.493838	0
01/01/2016 to 12/31/2016	1.493838	1.495596	0
01/01/2017 to 12/31/2017	1.495596	1.509519	0
01/01/2018 to 12/31/2018	1.509519	1.472788	0
01/01/2019 to 12/31/2019	1.472788	1.563983	0
01/01/2020 to 12/31/2020	1.563983	1.640454	0
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.634043	1.566712	0
01/01/2012 to 12/31/2012	1.566712	1.801632	0
01/01/2013 to 12/31/2013	1.801632	2.345741	0
01/01/2014 to 12/31/2014	2.345741	2.511408	0
01/01/2015 to 12/31/2015	2.511408	2.397144	0
01/01/2016 to 12/31/2016	2.397144	2.822879	0
01/01/2017 to 12/31/2017	2.822879	3.199606	0
01/01/2018 to 12/31/2018	3.199606	2.774983	0
01/01/2019 to 12/31/2019	2.774983	3.415474	0

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	3.415474	3.788019	0
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.190946	1.019733	0
01/01/2012 to 12/31/2012	1.019733	1.179584	0
01/01/2013 to 12/31/2013	1.179584	1.405062	0
01/01/2014 to 12/31/2014	1.405062	1.290913	0
01/01/2015 to 12/31/2015	1.290913	1.249152	0
01/01/2016 to 12/31/2016	1.249152	1.236662	0
01/01/2017 to 12/31/2017	1.236662	1.510535	0
01/01/2018 to 12/31/2018	1.510535	1.272006	0
01/01/2019 to 12/31/2019	1.272006	1.515520	0
01/01/2020 to 12/31/2020	1.515520	1.597963	0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.765806	11.211664	0
01/01/2014 to 12/31/2014	11.211664	12.007408	0
01/01/2015 to 12/31/2015	12.007408	11.627000	0
01/01/2016 to 12/31/2016	11.627000	11.893840	0
01/01/2017 to 12/31/2017	11.893840	13.471207	0
01/01/2018 to 12/31/2018	13.471207	12.254299	0
01/01/2019 to 12/31/2019	12.254299	14.619510	0
01/01/2020 to 12/31/2020	14.619510	15.268975	0
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.676586	1.572993	0
01/01/2012 to 12/31/2012	1.572993	1.789160	0
01/01/2013 to 12/31/2013	1.789160	2.423370	0
01/01/2014 to 12/31/2014	2.423370	2.488958	0
01/01/2015 to 12/31/2015	2.488958	2.330083	0
01/01/2016 to 12/31/2016	2.330083	2.762723	0
01/01/2017 to 12/31/2017	2.762723	3.097899	0
01/01/2018 to 12/31/2018	3.097899	2.696695	0
01/01/2019 to 12/31/2019	2.696695	3.312165	0
01/01/2020 to 12/31/2020	3.312165	3.874565	0
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.406687	3.393975	0
01/01/2012 to 12/31/2012	3.393975	3.839658	0
01/01/2013 to 12/31/2013	3.839658	4.956683	0
01/01/2014 to 12/31/2014	4.956683	5.494946	0
01/01/2015 to 12/31/2015	5.494946	5.435327	0
01/01/2016 to 12/31/2016	5.435327	5.934140	0
01/01/2017 to 12/31/2017	5.934140	7.052048	0
01/01/2018 to 12/31/2018	7.052048	6.577706	0
01/01/2019 to 12/31/2019	6.577706	8.433343	0
01/01/2020 to 12/31/2020	8.433343	9.739402	0
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.383018	1.210426	0
01/01/2012 to 12/31/2012	1.210426	1.384551	0
01/01/2013 to 12/31/2013	1.384551	1.618490	0
01/01/2014 to 12/31/2014	1.618490	1.476185	0
01/01/2015 to 12/31/2015	1.476185	1.421283	0
01/01/2016 to 12/31/2016	1.421283	1.380944	0
01/01/2017 to 12/31/2017	1.380944	1.734808	0
01/01/2018 to 12/31/2018	1.734808	1.462286	0
01/01/2019 to 12/31/2019	1.462286	1.839173	0

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	1.839173	2.037306	0
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	3.855088	3.860500	5,139
01/01/2012 to 12/31/2012	3.860500	4.211544	4,931
01/01/2013 to 12/31/2013	4.211544	4.900110	4,648
01/01/2014 to 12/31/2014	4.900110	5.204798	0
01/01/2015 to 12/31/2015	5.204798	5.081345	0
01/01/2016 to 12/31/2016	5.081345	5.425164	0
01/01/2017 to 12/31/2017	5.425164	5.965144	0
01/01/2018 to 12/31/2018	5.965144	5.506708	0
01/01/2019 to 12/31/2019	5.506708	6.480949	0
01/01/2020 to 12/31/2020	6.480949	6.955009	0
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.047872	1.048219	0
01/01/2012 to 12/31/2012	1.048219	1.170875	0
01/01/2013 to 12/31/2013	1.170875	1.512041	0
01/01/2014 to 12/31/2014	1.512041	1.625889	0
01/01/2015 to 12/31/2015	1.625889	1.495226	0
01/01/2016 to 12/31/2016	1.495226	1.730848	0
01/01/2017 to 12/31/2017	1.730848	1.821406	0
01/01/2018 to 04/30/2018	1.821406	1.753134	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.056947	1.058101	18,744
01/01/2012 to 12/31/2012	1.058101	1.183661	17,546
01/01/2013 to 12/31/2013	1.183661	1.530183	14,885
01/01/2014 to 12/31/2014	1.530183	1.646720	0
01/01/2015 to 12/31/2015	1.646720	1.516180	0
01/01/2016 to 12/31/2016	1.516180	1.755746	0
01/01/2017 to 12/31/2017	1.755746	1.850403	0
01/01/2018 to 04/30/2018	1.850403	1.781822	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.106509	1.091573	0
01/01/2012 to 12/31/2012	1.091573	1.244435	0
01/01/2013 to 12/31/2013	1.244435	1.651447	0
01/01/2014 to 12/31/2014	1.651447	1.789718	0
01/01/2015 to 12/31/2015	1.789718	1.747883	0
01/01/2016 to 12/31/2016	1.747883	1.954770	0
01/01/2017 to 12/31/2017	1.954770	2.253082	0
01/01/2018 to 12/31/2018	2.253082	1.982058	0
01/01/2019 to 12/31/2019	1.982058	2.522659	0
01/01/2020 to 12/31/2020	2.522659	2.562989	0
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.325699	2.134183	0
01/01/2012 to 12/31/2012	2.134183	2.415317	0
01/01/2013 to 04/26/2013	2.415317	2.654090	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.756079	8.536101	0
01/01/2012 to 12/31/2012	8.536101	9.530487	0
01/01/2013 to 04/26/2013	9.530487	10.419908	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.119415	1.106136	0

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	1.106136	1.261851	0
01/01/2013 to 12/31/2013	1.261851	1.677626	0
01/01/2014 to 12/31/2014	1.677626	1.819176	0
01/01/2015 to 12/31/2015	1.819176	1.778329	0
01/01/2016 to 12/31/2016	1.778329	1.990659	0
01/01/2017 to 12/31/2017	1.990659	2.298685	0
01/01/2018 to 12/31/2018	2.298685	2.023067	0
01/01/2019 to 12/31/2019	2.023067	2.578001	0
01/01/2020 to 12/31/2020	2.578001	2.621478	0
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.362064	2.169566	0
01/01/2012 to 12/31/2012	2.169566	2.457873	0
01/01/2013 to 04/26/2013	2.457873	2.701812	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.376040	1.255476	0
01/01/2012 to 12/31/2012	1.255476	1.344699	0
01/01/2013 to 12/31/2013	1.344699	1.832451	0
01/01/2014 to 12/31/2014	1.832451	1.814377	0
01/01/2015 to 12/31/2015	1.814377	1.689115	0
01/01/2016 to 12/31/2016	1.689115	1.515590	0
01/01/2017 to 12/31/2017	1.515590	2.078643	0
01/01/2018 to 12/31/2018	2.078643	2.244050	0
01/01/2019 to 12/31/2019	2.244050	3.082312	0
01/01/2020 to 12/31/2020	3.082312	7.647259	0
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.533945	1.586433	0
01/01/2012 to 12/31/2012	1.586433	1.706508	0
01/01/2013 to 12/31/2013	1.706508	2.311529	0
01/01/2014 to 12/31/2014	2.311529	2.258944	0
01/01/2015 to 12/31/2015	2.258944	2.222626	0
01/01/2016 to 12/31/2016	2.222626	2.579361	0
01/01/2017 to 12/31/2017	2.579361	2.920038	0
01/01/2018 to 12/31/2018	2.920038	2.661962	0
01/01/2019 to 12/31/2019	2.661962	3.376544	0
01/01/2020 to 12/31/2020	3.376544	4.128940	0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.474907	1.369476	0
01/01/2012 to 12/31/2012	1.369476	1.413162	0
01/01/2013 to 04/26/2013	1.413162	1.529337	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.546870	1.600586	0
01/01/2012 to 12/31/2012	1.600586	1.724061	0
01/01/2013 to 12/31/2013	1.724061	2.338417	0
01/01/2014 to 12/31/2014	2.338417	2.287735	0
01/01/2015 to 12/31/2015	2.287735	2.252032	0
01/01/2016 to 12/31/2016	2.252032	2.616704	0
01/01/2017 to 12/31/2017	2.616704	2.965567	0
01/01/2018 to 12/31/2018	2.965567	2.706344	0
01/01/2019 to 12/31/2019	2.706344	3.434955	0
01/01/2020 to 12/31/2020	3.434955	4.207196	0
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999726	1.031307	0
01/01/2015 to 12/31/2015	1.031307	0.955515	0

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	0.955515	1.040777	0
01/01/2017 to 12/31/2017	1.040777	1.148752	0
01/01/2018 to 12/31/2018	1.148752	1.040402	0
01/01/2019 to 12/31/2019	1.040402	1.244100	0
01/01/2020 to 12/31/2020	1.244100	1.363878	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.156186	14.333177	0
01/01/2012 to 12/31/2012	14.333177	15.330728	0
01/01/2013 to 12/31/2013	15.330728	13.633315	0
01/01/2014 to 12/31/2014	13.633315	13.749969	0
01/01/2015 to 12/31/2015	13.749969	13.058503	0
01/01/2016 to 12/31/2016	13.058503	13.437867	0
01/01/2017 to 12/31/2017	13.437867	13.629283	0
01/01/2018 to 12/31/2018	13.629283	13.036117	0
01/01/2019 to 12/31/2019	13.036117	13.834790	0
01/01/2020 to 12/31/2020	13.834790	15.125297	0
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.543879	1.561358	16,437
01/01/2012 to 12/31/2012	1.561358	1.672155	16,677
01/01/2013 to 12/31/2013	1.672155	1.607649	19,256
01/01/2014 to 12/31/2014	1.607649	1.641871	19,736
01/01/2015 to 12/31/2015	1.641871	1.609439	20,051
01/01/2016 to 12/31/2016	1.609439	1.618741	20,664
01/01/2017 to 12/31/2017	1.618741	1.658190	22,395
01/01/2018 to 12/31/2018	1.658190	1.621441	22,239
01/01/2019 to 12/31/2019	1.621441	1.723822	23,201
01/01/2020 to 12/31/2020	1.723822	1.833443	25,473
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214422	10.708061	0
01/01/2014 to 12/31/2014	10.708061	11.402991	0
01/01/2015 to 12/31/2015	11.402991	11.037311	0
01/01/2016 to 12/31/2016	11.037311	11.312734	0
01/01/2017 to 12/31/2017	11.312734	12.915964	0
01/01/2018 to 04/30/2018	12.915964	12.328891	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010646	1.063752	0
01/01/2013 to 12/31/2013	1.063752	1.148115	0
01/01/2014 to 12/31/2014	1.148115	1.212476	0
01/01/2015 to 12/31/2015	1.212476	1.178019	0
01/01/2016 to 12/31/2016	1.178019	1.219970	0
01/01/2017 to 12/31/2017	1.219970	1.366843	0
01/01/2018 to 12/31/2018	1.366843	1.213380	0
01/01/2019 to 12/31/2019	1.213380	1.444976	0
01/01/2020 to 12/31/2020	1.444976	1.446136	0
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.320109	11.214160	0
01/01/2012 to 12/31/2012	11.214160	12.402825	0
01/01/2013 to 12/31/2013	12.402825	13.729365	0
01/01/2014 to 12/31/2014	13.729365	14.239631	0
01/01/2015 to 12/31/2015	14.239631	13.683623	0
01/01/2016 to 12/31/2016	13.683623	14.188486	0
01/01/2017 to 12/31/2017	14.188486	16.114159	0

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	16.114159	14.763592	0
01/01/2019 to 12/31/2019	14.763592	17.308982	0
01/01/2020 to 12/31/2020	17.308982	18.632591	0
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.911323	10.467971	0
01/01/2012 to 12/31/2012	10.467971	11.801933	0
01/01/2013 to 12/31/2013	11.801933	13.658939	0
01/01/2014 to 12/31/2014	13.658939	14.108626	0
01/01/2015 to 12/31/2015	14.108626	13.509623	0
01/01/2016 to 12/31/2016	13.509623	14.153127	0
01/01/2017 to 12/31/2017	14.153127	16.597975	0
01/01/2018 to 12/31/2018	16.597975	14.844519	0
01/01/2019 to 12/31/2019	14.844519	17.816248	0
01/01/2020 to 12/31/2020	17.816248	19.339590	0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.312318	1.269208	0
01/01/2012 to 12/31/2012	1.269208	1.476255	0
01/01/2013 to 12/31/2013	1.476255	2.008028	0
01/01/2014 to 12/31/2014	2.008028	2.141983	0
01/01/2015 to 12/31/2015	2.141983	2.320289	0
01/01/2016 to 12/31/2016	2.320289	2.309182	0
01/01/2017 to 12/31/2017	2.309182	3.021372	0
01/01/2018 to 12/31/2018	3.021372	2.927029	0
01/01/2019 to 12/31/2019	2.927029	3.746724	0
01/01/2020 to 12/31/2020	3.746724	5.017982	0
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.652263	0.576104	0
01/01/2012 to 12/31/2012	0.576104	0.633062	0
01/01/2013 to 04/26/2013	0.633062	0.660745	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	0.987744	0.952270	0
01/01/2012 to 12/31/2012	0.952270	1.061022	0
01/01/2013 to 12/31/2013	1.061022	1.420450	0
01/01/2014 to 12/31/2014	1.420450	1.570187	0
01/01/2015 to 12/31/2015	1.570187	1.641807	0
01/01/2016 to 12/31/2016	1.641807	1.709326	0
01/01/2017 to 12/31/2017	1.709326	2.090175	0
01/01/2018 to 12/31/2018	2.090175	2.003661	0
01/01/2019 to 12/31/2019	2.003661	2.574164	0
01/01/2020 to 12/31/2020	2.574164	3.126501	0
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.668700	1.659393	0
01/01/2012 to 12/31/2012	1.659393	1.885107	0
01/01/2013 to 12/31/2013	1.885107	2.664000	0
01/01/2014 to 12/31/2014	2.664000	2.784802	0
01/01/2015 to 12/31/2015	2.784802	2.796908	0
01/01/2016 to 12/31/2016	2.796908	3.056326	0
01/01/2017 to 12/31/2017	3.056326	3.671117	0
01/01/2018 to 12/31/2018	3.671117	3.354008	0
01/01/2019 to 12/31/2019	3.354008	4.367150	0
01/01/2020 to 12/31/2020	4.367150	5.309672	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	2.324850	2.126802	0
01/01/2012 to 04/27/2012	2.126802	2.347336	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.335766	2.391512	0
01/01/2013 to 12/31/2013	2.391512	3.054576	0
01/01/2014 to 12/31/2014	3.054576	3.282818	0
01/01/2015 to 12/31/2015	3.282818	2.928798	0
01/01/2016 to 12/31/2016	2.928798	3.315897	0
01/01/2017 to 12/31/2017	3.315897	3.558400	0
01/01/2018 to 12/31/2018	3.558400	3.133650	0
01/01/2019 to 12/31/2019	3.133650	3.961912	0
01/01/2020 to 12/31/2020	3.961912	4.179895	0
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.707619	10.829483	0
01/01/2013 to 12/31/2013	10.829483	10.135280	0
01/01/2014 to 12/31/2014	10.135280	10.685315	0
01/01/2015 to 12/31/2015	10.685315	10.518770	0
01/01/2016 to 12/31/2016	10.518770	10.446304	0
01/01/2017 to 12/31/2017	10.446304	10.506239	0
01/01/2018 to 12/31/2018	10.506239	10.290381	0
01/01/2019 to 12/31/2019	10.290381	10.842472	0
01/01/2020 to 12/31/2020	10.842472	11.443072	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.313659	2.400304	0
01/01/2012 to 12/31/2012	2.400304	2.618216	0
01/01/2013 to 12/31/2013	2.618216	2.587590	0
01/01/2014 to 12/31/2014	2.587590	2.670504	0
01/01/2015 to 12/31/2015	2.670504	2.565250	0
01/01/2016 to 12/31/2016	2.565250	2.723212	0
01/01/2017 to 12/31/2017	2.723212	2.881192	0
01/01/2018 to 12/31/2018	2.881192	2.710191	0
01/01/2019 to 12/31/2019	2.710191	3.034669	0
01/01/2020 to 12/31/2020	3.034669	3.171122	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.105108	2.155533	0
01/01/2012 to 12/31/2012	2.155533	2.386163	0
01/01/2013 to 12/31/2013	2.386163	2.525538	0
01/01/2014 to 12/31/2014	2.525538	2.595073	0
01/01/2015 to 12/31/2015	2.595073	2.488372	0
01/01/2016 to 04/29/2016	2.488372	2.558949	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.349605	2.439678	0
01/01/2012 to 12/31/2012	2.439678	2.661260	0
01/01/2013 to 12/31/2013	2.661260	2.632954	0
01/01/2014 to 12/31/2014	2.632954	2.720150	0
01/01/2015 to 12/31/2015	2.720150	2.615745	0
01/01/2016 to 12/31/2016	2.615745	2.781252	0
01/01/2017 to 12/31/2017	2.781252	2.944039	0
01/01/2018 to 12/31/2018	2.944039	2.772438	0
01/01/2019 to 12/31/2019	2.772438	3.106080	0
01/01/2020 to 12/31/2020	3.106080	3.250620	0
Western Asset Management U.S. Government Sub-Account (Class B)

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	1.576994	1.627250	0
01/01/2012 to 12/31/2012	1.627250	1.643466	0
01/01/2013 to 12/31/2013	1.643466	1.596338	0
01/01/2014 to 12/31/2014	1.596338	1.604630	0
01/01/2015 to 12/31/2015	1.604630	1.577684	0
01/01/2016 to 12/31/2016	1.577684	1.562237	0
01/01/2017 to 12/31/2017	1.562237	1.557051	0
01/01/2018 to 12/31/2018	1.557051	1.536697	0
01/01/2019 to 12/31/2019	1.536697	1.593332	0
01/01/2020 to 12/31/2020	1.593332	1.638406	0
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.601247	1.652531	12,372
01/01/2012 to 12/31/2012	1.652531	1.670613	12,432
01/01/2013 to 12/31/2013	1.670613	1.625259	14,014
01/01/2014 to 12/31/2014	1.625259	1.633919	0
01/01/2015 to 12/31/2015	1.633919	1.607938	0
01/01/2016 to 12/31/2016	1.607938	1.594987	0
01/01/2017 to 12/31/2017	1.594987	1.591156	0
01/01/2018 to 12/31/2018	1.591156	1.572011	0
01/01/2019 to 12/31/2019	1.572011	1.631478	0
01/01/2020 to 12/31/2020	1.631478	1.679188	0

	American Forerunner - 2.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	14.705690	15.257050	0
01/01/2012 to 12/31/2012	15.257050	15.717356	0
01/01/2013 to 12/31/2013	15.717356	15.035953	0
01/01/2014 to 12/31/2014	15.035953	15.477388	0
01/01/2015 to 12/31/2015	15.477388	15.174519	0
01/01/2016 to 12/31/2016	15.174519	15.273743	0
01/01/2017 to 12/31/2017	15.273743	15.482180	0
01/01/2018 to 12/31/2018	15.482180	15.027944	0
01/01/2019 to 12/31/2019	15.027944	16.068641	0
01/01/2020 to 12/31/2020	16.068641	17.239523	0
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.791847	2.207199	0
01/01/2012 to 12/31/2012	2.207199	2.550103	0
01/01/2013 to 12/31/2013	2.550103	3.198501	0
01/01/2014 to 12/31/2014	3.198501	3.193709	0
01/01/2015 to 12/31/2015	3.193709	3.130929	0
01/01/2016 to 12/31/2016	3.130929	3.125506	0
01/01/2017 to 12/31/2017	3.125506	3.847568	0
01/01/2018 to 12/31/2018	3.847568	3.364700	0
01/01/2019 to 12/31/2019	3.364700	4.326756	0
01/01/2020 to 12/31/2020	4.326756	5.487605	0
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	12.487626	11.688105	2,139
01/01/2012 to 12/31/2012	11.688105	13.471164	2,070
01/01/2013 to 12/31/2013	13.471164	17.136505	1,806

	American Forerunner - 2.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	17.136505	18.180935	1,782
01/01/2015 to 12/31/2015	18.180935	18.995541	1,699
01/01/2016 to 12/31/2016	18.995541	20.335133	1,648
01/01/2017 to 12/31/2017	20.335133	25.509779	1,461
01/01/2018 to 12/31/2018	25.509779	24.877321	1,449
01/01/2019 to 12/31/2019	24.877321	31.809313	1,257
01/01/2020 to 12/31/2020	31.809313	47.297703	987
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	8.321314	7.987642	3,159
01/01/2012 to 12/31/2012	7.987642	9.174255	3,040
01/01/2013 to 12/31/2013	9.174255	11.975282	2,585
01/01/2014 to 12/31/2014	11.975282	12.954040	2,501
01/01/2015 to 12/31/2015	12.954040	12.850052	2,511
01/01/2016 to 12/31/2016	12.850052	14.011732	2,400
01/01/2017 to 12/31/2017	14.011732	16.767591	2,229
01/01/2018 to 12/31/2018	16.767591	16.099501	2,240
01/01/2019 to 12/31/2019	16.099501	19.855639	2,014
01/01/2020 to 12/31/2020	19.855639	22.042239	2,119

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.162763	10.471033	137
01/01/2013 to 12/31/2013	10.471033	11.413417	135
01/01/2014 to 12/31/2014	11.413417	12.015497	134
01/01/2015 to 12/31/2015	12.015497	11.851706	132
01/01/2016 to 12/31/2016	11.851706	12.040799	0
01/01/2017 to 12/31/2017	12.040799	13.417108	0
01/01/2018 to 12/31/2018	13.417108	12.239555	0
01/01/2019 to 12/31/2019	12.239555	14.172742	0
01/01/2020 to 12/31/2020	14.172742	14.744194	0
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.744719	9.353610	233,612
01/01/2012 to 12/31/2012	9.353610	10.412958	152,536
01/01/2013 to 12/31/2013	10.412958	12.104402	130,211
01/01/2014 to 12/31/2014	12.104402	12.588722	94,002
01/01/2015 to 12/31/2015	12.588722	12.258495	65,479
01/01/2016 to 12/31/2016	12.258495	12.960661	0
01/01/2017 to 12/31/2017	12.960661	14.853768	0
01/01/2018 to 12/31/2018	14.853768	13.937312	0
01/01/2019 to 12/31/2019	13.937312	16.337087	0
01/01/2020 to 12/31/2020	16.337087	18.515202	0
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.268914	8.660039	69,031
01/01/2012 to 12/31/2012	8.660039	9.864152	64,084
01/01/2013 to 12/31/2013	9.864152	12.102611	52,881
01/01/2014 to 12/31/2014	12.102611	12.627041	119,860
01/01/2015 to 12/31/2015	12.627041	12.289586	109,909
01/01/2016 to 12/31/2016	12.289586	13.132000	94,520
01/01/2017 to 12/31/2017	13.132000	15.628361	0

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	15.628361	14.440732	0
01/01/2019 to 12/31/2019	14.440732	17.509224	0
01/01/2020 to 12/31/2020	17.509224	20.076414	0
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.986512	9.812803	22,902
01/01/2012 to 12/31/2012	9.812803	10.665319	19,990
01/01/2013 to 12/31/2013	10.665319	11.873550	20,305
01/01/2014 to 12/31/2014	11.873550	12.353921	14,871
01/01/2015 to 12/31/2015	12.353921	12.027377	10,844
01/01/2016 to 12/31/2016	12.027377	12.622329	10,152
01/01/2017 to 12/31/2017	12.622329	13.984207	6,951
01/01/2018 to 12/31/2018	13.984207	13.244355	6,884
01/01/2019 to 12/31/2019	13.244355	15.087122	6,815
01/01/2020 to 12/31/2020	15.087122	16.717066	6,745
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.090112	11.452990	123
01/01/2013 to 12/31/2013	11.452990	10.850896	122
01/01/2014 to 12/31/2014	10.850896	11.066744	121
01/01/2015 to 12/31/2015	11.066744	9.813986	120
01/01/2016 to 12/31/2016	9.813986	10.486939	0
01/01/2017 to 12/31/2017	10.486939	11.293154	0
01/01/2018 to 12/31/2018	11.293154	10.370809	0
01/01/2019 to 12/31/2019	10.370809	12.196276	0
01/01/2020 to 12/31/2020	12.196276	12.321853	0
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.217045	0.953279	46,757
01/01/2012 to 12/31/2012	0.953279	1.115823	28,725
01/01/2013 to 12/31/2013	1.115823	1.259929	13,416
01/01/2014 to 12/31/2014	1.259929	1.194285	7,571
01/01/2015 to 12/31/2015	1.194285	1.145802	0
01/01/2016 to 12/31/2016	1.145802	1.180430	0
01/01/2017 to 12/31/2017	1.180430	1.561626	0
01/01/2018 to 12/31/2018	1.561626	1.268037	0
01/01/2019 to 12/31/2019	1.268037	1.646544	0
01/01/2020 to 12/31/2020	1.646544	2.038681	0
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.239552	0.972761	61,599
01/01/2012 to 12/31/2012	0.972761	1.138887	11,642
01/01/2013 to 12/31/2013	1.138887	1.287746	4,291
01/01/2014 to 12/31/2014	1.287746	1.222556	4,272
01/01/2015 to 12/31/2015	1.222556	1.173203	4,254
01/01/2016 to 12/31/2016	1.173203	1.210851	4,233
01/01/2017 to 12/31/2017	1.210851	1.602208	4,214
01/01/2018 to 12/31/2018	1.602208	1.302503	0
01/01/2019 to 12/31/2019	1.302503	1.693332	0
01/01/2020 to 12/31/2020	1.693332	2.098366	0
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	4.547818	4.741413	140,573
01/01/2012 to 12/31/2012	4.741413	4.987932	102,458
01/01/2013 to 12/31/2013	4.987932	4.842312	34,154
01/01/2014 to 12/31/2014	4.842312	5.072192	32,020
01/01/2015 to 12/31/2015	5.072192	4.991188	24,029
01/01/2016 to 12/31/2016	4.991188	5.035062	22,890

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	5.035062	5.128141	17,130
01/01/2018 to 12/31/2018	5.128141	4.997629	17,060
01/01/2019 to 12/31/2019	4.997629	5.369337	15,536
01/01/2020 to 12/31/2020	5.369337	5.704281	15,832
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.898829	2.582672	44,729
01/01/2012 to 12/31/2012	2.582672	2.888947	32,605
01/01/2013 to 12/31/2013	2.888947	3.793705	27,168
01/01/2014 to 12/31/2014	3.793705	4.041734	21,280
01/01/2015 to 12/31/2015	4.041734	4.201938	9,848
01/01/2016 to 12/31/2016	4.201938	4.114679	8,537
01/01/2017 to 12/31/2017	4.114679	5.390204	0
01/01/2018 to 12/31/2018	5.390204	5.400551	0
01/01/2019 to 12/31/2019	5.400551	7.018383	0
01/01/2020 to 12/31/2020	7.018383	9.657032	0
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.938490	2.620652	23,167
01/01/2012 to 12/31/2012	2.620652	2.934060	4,887
01/01/2013 to 12/31/2013	2.934060	3.857039	0
01/01/2014 to 12/31/2014	3.857039	4.113307	0
01/01/2015 to 12/31/2015	4.113307	4.280197	0
01/01/2016 to 12/31/2016	4.280197	4.195130	0
01/01/2017 to 12/31/2017	4.195130	5.502259	0
01/01/2018 to 12/31/2018	5.502259	5.517437	0
01/01/2019 to 12/31/2019	5.517437	7.178108	0
01/01/2020 to 12/31/2020	7.178108	9.885598	0
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.919064	10.202541	140
01/01/2013 to 12/31/2013	10.202541	11.036956	139
01/01/2014 to 12/31/2014	11.036956	11.464140	137
01/01/2015 to 12/31/2015	11.464140	11.230509	136
01/01/2016 to 12/31/2016	11.230509	11.501704	0
01/01/2017 to 12/31/2017	11.501704	12.781426	0
01/01/2018 to 12/31/2018	12.781426	11.632819	0
01/01/2019 to 12/31/2019	11.632819	13.761196	0
01/01/2020 to 12/31/2020	13.761196	14.076468	0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.003130	1.964550	426,605
01/01/2012 to 12/31/2012	1.964550	1.926404	233,295
01/01/2013 to 12/31/2013	1.926404	1.889201	51,453
01/01/2014 to 12/31/2014	1.889201	1.852716	33,546
01/01/2015 to 12/31/2015	1.852716	1.816936	10,748
01/01/2016 to 12/31/2016	1.816936	1.783845	8,184
01/01/2017 to 12/31/2017	1.783845	1.760592	9,390
01/01/2018 to 12/31/2018	1.760592	1.753148	9,531
01/01/2019 to 12/31/2019	1.753148	1.751583	9,962
01/01/2020 to 12/31/2020	1.751583	1.720965	11,061
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	10.902521	11.801014	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	11.765179	10.039203	23,054
01/01/2012 to 12/31/2012	10.039203	11.492516	4,855
01/01/2013 to 12/31/2013	11.492516	14.596295	3,943

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	14.596295	15.042811	3,515
01/01/2015 to 12/31/2015	15.042811	14.456022	466
01/01/2016 to 12/31/2016	14.456022	15.449708	0
01/01/2017 to 12/31/2017	15.449708	18.627318	0
01/01/2018 to 12/31/2018	18.627318	16.427076	0
01/01/2019 to 12/31/2019	16.427076	20.537123	0
01/01/2020 to 12/31/2020	20.537123	23.948423	0
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.927118	12.077756	158,150
01/01/2012 to 12/31/2012	12.077756	12.930487	125,421
01/01/2013 to 12/31/2013	12.930487	13.224295	88,137
01/01/2014 to 12/31/2014	13.224295	13.548873	28,595
01/01/2015 to 12/31/2015	13.548873	13.209409	3,612
01/01/2016 to 12/31/2016	13.209409	13.541166	0
01/01/2017 to 12/31/2017	13.541166	14.201031	0
01/01/2018 to 12/31/2018	14.201031	13.561684	0
01/01/2019 to 12/31/2019	13.561684	14.860713	0
01/01/2020 to 12/31/2020	14.860713	15.959893	0
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.788180	11.682296	58,630
01/01/2012 to 12/31/2012	11.682296	12.768557	59,277
01/01/2013 to 12/31/2013	12.768557	13.890021	59,670
01/01/2014 to 12/31/2014	13.890021	14.292851	43,234
01/01/2015 to 12/31/2015	14.292851	13.866368	18,081
01/01/2016 to 12/31/2016	13.866368	14.426455	3,165
01/01/2017 to 12/31/2017	14.426455	15.654379	0
01/01/2018 to 12/31/2018	15.654379	14.674821	0
01/01/2019 to 12/31/2019	14.674821	16.635931	0
01/01/2020 to 12/31/2020	16.635931	18.114566	0
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.583800	11.205055	216,035
01/01/2012 to 12/31/2012	11.205055	12.442474	144,256
01/01/2013 to 12/31/2013	12.442474	14.396729	102,598
01/01/2014 to 12/31/2014	14.396729	14.831763	68,799
01/01/2015 to 12/31/2015	14.831763	14.360907	44,165
01/01/2016 to 12/31/2016	14.360907	15.084268	14,394
01/01/2017 to 12/31/2017	15.084268	16.973138	0
01/01/2018 to 12/31/2018	16.973138	15.624162	0
01/01/2019 to 12/31/2019	15.624162	18.298612	0
01/01/2020 to 12/31/2020	18.298612	20.429684	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.533465	9.185125	59,097
01/01/2012 to 12/31/2012	9.185125	10.459122	54,129
01/01/2013 to 04/26/2013	10.459122	11.240141	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.312470	12.847394	49,150
01/01/2014 to 04/25/2014	12.847394	12.773316	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.301046	10.665174	256,468
01/01/2012 to 12/31/2012	10.665174	12.067344	231,572
01/01/2013 to 12/31/2013	12.067344	14.711475	257,937
01/01/2014 to 12/31/2014	14.711475	15.181531	192,152
01/01/2015 to 12/31/2015	15.181531	14.635793	167,240

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	14.635793	15.521623	105,714
01/01/2017 to 12/31/2017	15.521623	18.139666	73,172
01/01/2018 to 12/31/2018	18.139666	16.344429	65,379
01/01/2019 to 12/31/2019	16.344429	19.832140	57,658
01/01/2020 to 12/31/2020	19.832140	22.675608	50,117
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	9.945871	10.368964	140
01/01/2013 to 12/31/2013	10.368964	11.629151	138
01/01/2014 to 12/31/2014	11.629151	12.504931	137
01/01/2015 to 12/31/2015	12.504931	11.762146	135
01/01/2016 to 12/31/2016	11.762146	12.499926	0
01/01/2017 to 12/31/2017	12.499926	14.506682	0
01/01/2018 to 12/31/2018	14.506682	13.177666	0
01/01/2019 to 12/31/2019	13.177666	15.968648	0
01/01/2020 to 12/31/2020	15.968648	17.620284	0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.721688	2.842480	36,463
01/01/2012 to 12/31/2012	2.842480	3.110118	32,707
01/01/2013 to 12/31/2013	3.110118	4.163640	28,562
01/01/2014 to 12/31/2014	4.163640	4.151577	23,750
01/01/2015 to 12/31/2015	4.151577	3.677892	18,160
01/01/2016 to 12/31/2016	3.677892	4.423905	17,233
01/01/2017 to 12/31/2017	4.423905	4.882767	9,456
01/01/2018 to 12/31/2018	4.882767	4.145504	9,568
01/01/2019 to 12/31/2019	4.145504	5.018352	10,118
01/01/2020 to 12/31/2020	5.018352	5.215493	11,990
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.792854	2.919751	82,374
01/01/2012 to 12/31/2012	2.919751	3.197885	41,589
01/01/2013 to 12/31/2013	3.197885	4.285544	20,972
01/01/2014 to 12/31/2014	4.285544	4.277363	18,772
01/01/2015 to 12/31/2015	4.277363	3.793040	19,940
01/01/2016 to 12/31/2016	3.793040	4.567083	18,901
01/01/2017 to 12/31/2017	4.567083	5.045941	18,981
01/01/2018 to 12/31/2018	5.045941	4.288283	18,804
01/01/2019 to 12/31/2019	4.288283	5.196363	19,610
01/01/2020 to 12/31/2020	5.196363	5.405959	22,722
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.987330	9.730711	6,803
01/01/2012 to 12/31/2012	9.730711	9.961470	0
01/01/2013 to 12/31/2013	9.961470	9.882492	0
01/01/2014 to 12/31/2014	9.882492	9.794162	0
01/01/2015 to 12/31/2015	9.794162	9.545228	0
01/01/2016 to 12/31/2016	9.545228	9.654216	0
01/01/2017 to 12/31/2017	9.654216	9.594367	0
01/01/2018 to 12/31/2018	9.594367	9.449151	0
01/01/2019 to 12/31/2019	9.449151	9.696278	0
01/01/2020 to 12/31/2020	9.696278	9.710423	0
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	35.192799	35.753368	4,789
01/01/2012 to 12/31/2012	35.753368	39.304486	3,041
01/01/2013 to 12/31/2013	39.304486	46.361404	567
01/01/2014 to 12/31/2014	46.361404	50.140242	165

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	50.140242	50.300290	165
01/01/2016 to 12/31/2016	50.300290	52.654295	0
01/01/2017 to 12/31/2017	52.654295	59.310210	0
01/01/2018 to 12/31/2018	59.310210	55.827771	0
01/01/2019 to 12/31/2019	55.827771	67.187155	0
01/01/2020 to 12/31/2020	67.187155	77.380914	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.018621	2.834059	102,872
01/01/2012 to 12/31/2012	2.834059	3.129688	77,919
01/01/2013 to 12/31/2013	3.129688	4.093139	49,507
01/01/2014 to 12/31/2014	4.093139	4.429698	26,454
01/01/2015 to 12/31/2015	4.429698	4.437192	16,622
01/01/2016 to 12/31/2016	4.437192	4.658527	0
01/01/2017 to 12/31/2017	4.658527	5.428195	0
01/01/2018 to 12/31/2018	5.428195	5.303993	0
01/01/2019 to 12/31/2019	5.303993	6.795564	0
01/01/2020 to 12/31/2020	6.795564	7.395133	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.064699	2.880021	80,669
01/01/2012 to 12/31/2012	2.880021	3.182830	51,971
01/01/2013 to 12/31/2013	3.182830	4.167941	39,375
01/01/2014 to 12/31/2014	4.167941	4.514451	35,669
01/01/2015 to 12/31/2015	4.514451	4.527617	34,176
01/01/2016 to 12/31/2016	4.527617	4.757760	33,079
01/01/2017 to 12/31/2017	4.757760	5.548978	33,606
01/01/2018 to 12/31/2018	5.548978	5.427658	28,101
01/01/2019 to 12/31/2019	5.427658	6.960771	25,389
01/01/2020 to 12/31/2020	6.960771	7.582315	25,557
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.455032	5.363552	3,512
01/01/2012 to 12/31/2012	5.363552	5.964903	2,862
01/01/2013 to 12/31/2013	5.964903	7.855203	3,459
01/01/2014 to 12/31/2014	7.855203	8.743888	639
01/01/2015 to 12/31/2015	8.743888	8.960395	0
01/01/2016 to 12/31/2016	8.960395	9.514745	0
01/01/2017 to 12/31/2017	9.514745	11.378846	0
01/01/2018 to 12/31/2018	11.378846	10.452336	0
01/01/2019 to 12/31/2019	10.452336	13.510799	0
01/01/2020 to 12/31/2020	13.510799	16.181214	0
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	13.747791	12.729591	17,492
01/01/2012 to 12/31/2012	12.729591	15.726764	13,061
01/01/2013 to 12/31/2013	15.726764	15.969880	10,227
01/01/2014 to 12/31/2014	15.969880	17.739388	7,349
01/01/2015 to 12/31/2015	17.739388	17.152962	3,441
01/01/2016 to 12/31/2016	17.152962	16.968790	0
01/01/2017 to 12/31/2017	16.968790	18.430249	0
01/01/2018 to 12/31/2018	18.430249	16.509809	0
01/01/2019 to 12/31/2019	16.509809	20.208085	0
01/01/2020 to 12/31/2020	20.208085	18.822436	0
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	39.636394	37.611161	548
01/01/2012 to 12/31/2012	37.611161	40.824614	261

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	40.824614	53.022031	69
01/01/2014 to 12/31/2014	53.022031	57.653357	497
01/01/2015 to 12/31/2015	57.653357	58.012356	491
01/01/2016 to 12/31/2016	58.012356	59.826375	484
01/01/2017 to 12/31/2017	59.826375	73.305141	0
01/01/2018 to 12/31/2018	73.305141	67.639568	0
01/01/2019 to 12/31/2019	67.639568	88.116348	0
01/01/2020 to 12/31/2020	88.116348	113.530656	0
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.896109	1.594456	152,826
01/01/2012 to 12/31/2012	1.594456	2.020887	136,316
01/01/2013 to 12/31/2013	2.020887	2.586144	127,099
01/01/2014 to 12/31/2014	2.586144	2.389349	106,978
01/01/2015 to 12/31/2015	2.389349	2.237239	80,569
01/01/2016 to 12/31/2016	2.237239	2.373457	70,914
01/01/2017 to 12/31/2017	2.373457	3.036059	59,181
01/01/2018 to 12/31/2018	3.036059	2.263387	66,904
01/01/2019 to 12/31/2019	2.263387	2.763919	72,116
01/01/2020 to 12/31/2020	2.763919	2.849126	86,140
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.913300	1.611458	0
01/01/2012 to 12/31/2012	1.611458	2.042740	0
01/01/2013 to 12/31/2013	2.042740	2.617279	0
01/01/2014 to 12/31/2014	2.617279	2.421308	0
01/01/2015 to 12/31/2015	2.421308	2.268778	0
01/01/2016 to 12/31/2016	2.268778	2.409860	0
01/01/2017 to 12/31/2017	2.409860	3.084891	0
01/01/2018 to 12/31/2018	3.084891	2.303020	0
01/01/2019 to 12/31/2019	2.303020	2.814143	0
01/01/2020 to 12/31/2020	2.814143	2.904345	0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010622	1.044035	59,724
01/01/2013 to 12/31/2013	1.044035	1.042928	1,336
01/01/2014 to 12/31/2014	1.042928	1.079866	1,321
01/01/2015 to 12/31/2015	1.079866	1.014479	1,307
01/01/2016 to 12/31/2016	1.014479	1.111457	0
01/01/2017 to 12/31/2017	1.111457	1.199063	0
01/01/2018 to 12/31/2018	1.199063	1.100117	0
01/01/2019 to 12/31/2019	1.100117	1.243724	0
01/01/2020 to 12/31/2020	1.243724	1.343273	0
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.314082	15.553043	18,936
01/01/2012 to 12/31/2012	15.553043	18.480728	20,492
01/01/2013 to 12/31/2013	18.480728	23.037964	14,882
01/01/2014 to 12/31/2014	23.037964	23.077053	3,964
01/01/2015 to 12/31/2015	23.077053	23.522057	2,940
01/01/2016 to 12/31/2016	23.522057	23.121090	2,326
01/01/2017 to 12/31/2017	23.121090	31.005932	0
01/01/2018 to 12/31/2018	31.005932	26.407208	0
01/01/2019 to 12/31/2019	26.407208	34.072292	0
01/01/2020 to 12/31/2020	34.072292	42.629157	0
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.986657	8.205560	0

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	8.205560	9.833783	0
01/01/2013 to 04/26/2013	9.833783	10.436072	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.511636	1.466474	39,155
01/01/2012 to 12/31/2012	1.466474	1.700175	2,591
01/01/2013 to 12/31/2013	1.700175	2.337236	0
01/01/2014 to 12/31/2014	2.337236	2.473424	0
01/01/2015 to 12/31/2015	2.473424	2.384181	0
01/01/2016 to 12/31/2016	2.384181	2.605500	0
01/01/2017 to 12/31/2017	2.605500	3.202656	0
01/01/2018 to 12/31/2018	3.202656	2.856309	0
01/01/2019 to 12/31/2019	2.856309	3.484885	0
01/01/2020 to 12/31/2020	3.484885	5.357333	0
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.483741	0.475470	17,052
01/01/2012 to 12/31/2012	0.475470	0.538777	50,031
01/01/2013 to 12/31/2013	0.538777	0.722459	43,197
01/01/2014 to 12/31/2014	0.722459	0.770454	34,039
01/01/2015 to 12/31/2015	0.770454	0.835211	29,665
01/01/2016 to 12/31/2016	0.835211	0.818018	0
01/01/2017 to 12/31/2017	0.818018	1.099021	0
01/01/2018 to 12/31/2018	1.099021	1.078904	0
01/01/2019 to 12/31/2019	1.078904	1.401893	0
01/01/2020 to 12/31/2020	1.401893	2.149819	0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	7.964587	7.703252	4,134
01/01/2012 to 04/27/2012	7.703252	8.650629	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.487274	0.479351	41,288
01/01/2012 to 12/31/2012	0.479351	0.543277	0
01/01/2013 to 12/31/2013	0.543277	0.729406	0
01/01/2014 to 12/31/2014	0.729406	0.778677	0
01/01/2015 to 12/31/2015	0.778677	0.845080	0
01/01/2016 to 12/31/2016	0.845080	0.828651	0
01/01/2017 to 12/31/2017	0.828651	1.114388	0
01/01/2018 to 12/31/2018	1.114388	1.095177	0
01/01/2019 to 12/31/2019	1.095177	1.423790	0
01/01/2020 to 12/31/2020	1.423790	2.186512	0
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012676	1.046073	1,372
01/01/2013 to 12/31/2013	1.046073	1.138584	1,358
01/01/2014 to 12/31/2014	1.138584	1.194488	1,344
01/01/2015 to 12/31/2015	1.194488	1.181896	1,329
01/01/2016 to 12/31/2016	1.181896	1.192720	0
01/01/2017 to 12/31/2017	1.192720	1.364601	0
01/01/2018 to 12/31/2018	1.364601	1.241921	0
01/01/2019 to 12/31/2019	1.241921	1.423928	0
01/01/2020 to 12/31/2020	1.423928	1.567082	0
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996775	1.036465	0
01/01/2015 to 12/31/2015	1.036465	1.006450	0
01/01/2016 to 12/31/2016	1.006450	1.006705	0
01/01/2017 to 12/31/2017	1.006705	1.140237	0

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 04/30/2018	1.140237	1.109972	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.722471	0.731557	80,339
01/01/2012 to 12/31/2012	0.731557	0.850125	74,156
01/01/2013 to 12/31/2013	0.850125	1.213905	66,645
01/01/2014 to 12/31/2014	1.213905	1.415378	332,532
01/01/2015 to 12/31/2015	1.415378	1.332013	89,854
01/01/2016 to 12/31/2016	1.332013	1.341304	26,203
01/01/2017 to 12/31/2017	1.341304	1.557634	0
01/01/2018 to 12/31/2018	1.557634	1.419575	0
01/01/2019 to 12/31/2019	1.419575	1.720283	0
01/01/2020 to 12/31/2020	1.720283	2.230694	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	132.713434	120.335091	852
01/01/2012 to 12/31/2012	120.335091	144.568361	643
01/01/2013 to 12/31/2013	144.568361	182.588883	4,238
01/01/2014 to 04/25/2014	182.588883	189.801978	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.622725	5.967989	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.603221	0.545189	316,070
01/01/2012 to 12/31/2012	0.545189	0.633868	223,726
01/01/2013 to 12/31/2013	0.633868	0.906648	175,058
01/01/2014 to 12/31/2014	0.906648	1.057588	146,739
01/01/2015 to 12/31/2015	1.057588	0.995813	148,663
01/01/2016 to 12/31/2016	0.995813	1.004283	150,582
01/01/2017 to 12/31/2017	1.004283	1.167587	151,762
01/01/2018 to 12/31/2018	1.167587	1.065438	132,568
01/01/2019 to 12/31/2019	1.065438	1.292032	143,981
01/01/2020 to 12/31/2020	1.292032	1.676260	114,654
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.568369	0.603318	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.666935	13.869915	3,283
01/01/2014 to 12/31/2014	13.869915	14.073669	3,183
01/01/2015 to 12/31/2015	14.073669	13.971318	1,492
01/01/2016 to 12/31/2016	13.971318	14.356065	1,481
01/01/2017 to 12/31/2017	14.356065	17.313621	1,471
01/01/2018 to 12/31/2018	17.313621	16.062674	1,462
01/01/2019 to 12/31/2019	16.062674	20.088425	1,452
01/01/2020 to 12/31/2020	20.088425	22.612712	1,442
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	10.937579	10.955740	3,468
01/01/2012 to 12/31/2012	10.955740	12.085237	4,968
01/01/2013 to 04/26/2013	12.085237	12.592977	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.260448	3.208438	39,775
01/01/2012 to 12/31/2012	3.208438	3.595075	30,620
01/01/2013 to 12/31/2013	3.595075	4.960120	20,285
01/01/2014 to 12/31/2014	4.960120	5.034667	16,110
01/01/2015 to 12/31/2015	5.034667	4.851413	8,149
01/01/2016 to 12/31/2016	4.851413	5.660392	0

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	5.660392	6.381758	0
01/01/2018 to 12/31/2018	6.381758	5.550907	0
01/01/2019 to 12/31/2019	5.550907	6.817017	0
01/01/2020 to 12/31/2020	6.817017	7.472901	0
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.303936	3.254531	30,682
01/01/2012 to 12/31/2012	3.254531	3.650281	13,758
01/01/2013 to 12/31/2013	3.650281	5.041364	0
01/01/2014 to 12/31/2014	5.041364	5.122030	0
01/01/2015 to 12/31/2015	5.122030	4.940699	0
01/01/2016 to 12/31/2016	4.940699	5.770236	0
01/01/2017 to 12/31/2017	5.770236	6.512054	0
01/01/2018 to 12/31/2018	6.512054	5.669988	0
01/01/2019 to 12/31/2019	5.669988	6.970072	0
01/01/2020 to 12/31/2020	6.970072	7.648343	0
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.015732	1.023503	74,409
01/01/2012 to 12/31/2012	1.023503	1.112973	49,630
01/01/2013 to 12/31/2013	1.112973	1.619554	61,990
01/01/2014 to 12/31/2014	1.619554	1.603119	51,369
01/01/2015 to 12/31/2015	1.603119	1.594596	38,608
01/01/2016 to 12/31/2016	1.594596	1.658368	38,608
01/01/2017 to 12/31/2017	1.658368	2.060415	0
01/01/2018 to 12/31/2018	2.060415	2.026040	0
01/01/2019 to 12/31/2019	2.026040	2.513642	0
01/01/2020 to 12/31/2020	2.513642	3.304191	0
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.452061	1.527812	200,696
01/01/2012 to 12/31/2012	1.527812	1.552462	134,389
01/01/2013 to 12/31/2013	1.552462	1.483936	81,483
01/01/2014 to 12/31/2014	1.483936	1.535004	25,443
01/01/2015 to 12/31/2015	1.535004	1.506708	18,269
01/01/2016 to 12/31/2016	1.506708	1.509235	9,427
01/01/2017 to 12/31/2017	1.509235	1.524045	10,852
01/01/2018 to 12/31/2018	1.524045	1.487708	11,408
01/01/2019 to 12/31/2019	1.487708	1.580617	11,048
01/01/2020 to 12/31/2020	1.580617	1.658734	11,568
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.642620	1.575722	52,291
01/01/2012 to 12/31/2012	1.575722	1.812904	40,205
01/01/2013 to 12/31/2013	1.812904	2.361596	33,072
01/01/2014 to 12/31/2014	2.361596	2.529648	19,881
01/01/2015 to 12/31/2015	2.529648	2.415762	14,458
01/01/2016 to 12/31/2016	2.415762	2.846226	0
01/01/2017 to 12/31/2017	2.846226	3.227676	0
01/01/2018 to 12/31/2018	3.227676	2.800737	0
01/01/2019 to 12/31/2019	2.800737	3.448897	0
01/01/2020 to 12/31/2020	3.448897	3.827005	0
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.198231	1.026483	233,761
01/01/2012 to 12/31/2012	1.026483	1.187989	175,241
01/01/2013 to 12/31/2013	1.187989	1.415781	184,061
01/01/2014 to 12/31/2014	1.415781	1.301413	109,974

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	1.301413	1.259942	83,497
01/01/2016 to 12/31/2016	1.259942	1.247968	21,588
01/01/2017 to 12/31/2017	1.247968	1.525104	20,778
01/01/2018 to 12/31/2018	1.525104	1.284922	21,988
01/01/2019 to 12/31/2019	1.284922	1.531674	22,156
01/01/2020 to 12/31/2020	1.531674	1.615806	23,596
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.768430	11.218176	0
01/01/2014 to 12/31/2014	11.218176	12.020392	0
01/01/2015 to 12/31/2015	12.020392	11.645395	0
01/01/2016 to 12/31/2016	11.645395	11.918615	0
01/01/2017 to 12/31/2017	11.918615	13.505998	0
01/01/2018 to 12/31/2018	13.505998	12.292129	0
01/01/2019 to 12/31/2019	12.292129	14.671975	0
01/01/2020 to 12/31/2020	14.671975	15.331455	0
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.686833	1.583397	89,105
01/01/2012 to 12/31/2012	1.583397	1.801900	78,176
01/01/2013 to 12/31/2013	1.801900	2.441845	36,430
01/01/2014 to 12/31/2014	2.441845	2.509188	34,468
01/01/2015 to 12/31/2015	2.509188	2.350197	31,208
01/01/2016 to 12/31/2016	2.350197	2.787964	13,948
01/01/2017 to 12/31/2017	2.787964	3.127762	13,603
01/01/2018 to 12/31/2018	3.127762	2.724061	13,747
01/01/2019 to 12/31/2019	2.724061	3.347450	14,116
01/01/2020 to 12/31/2020	3.347450	3.917804	14,197
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.442111	3.430978	96,140
01/01/2012 to 12/31/2012	3.430978	3.883471	48,784
01/01/2013 to 12/31/2013	3.883471	5.015748	57,423
01/01/2014 to 12/31/2014	5.015748	5.563206	11,514
01/01/2015 to 12/31/2015	5.563206	5.505599	2,700
01/01/2016 to 12/31/2016	5.505599	6.013867	2,551
01/01/2017 to 12/31/2017	6.013867	7.150356	2,423
01/01/2018 to 12/31/2018	7.150356	6.672758	2,300
01/01/2019 to 12/31/2019	6.672758	8.559488	2,217
01/01/2020 to 12/31/2020	8.559488	9.890040	2,052
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.389876	1.217036	138,370
01/01/2012 to 12/31/2012	1.217036	1.392811	100,436
01/01/2013 to 12/31/2013	1.392811	1.628960	76,877
01/01/2014 to 12/31/2014	1.628960	1.486478	42,552
01/01/2015 to 12/31/2015	1.486478	1.431910	15,189
01/01/2016 to 12/31/2016	1.431910	1.391965	0
01/01/2017 to 12/31/2017	1.391965	1.749525	0
01/01/2018 to 12/31/2018	1.749525	1.475433	0
01/01/2019 to 12/31/2019	1.475433	1.856636	0
01/01/2020 to 12/31/2020	1.856636	2.057682	0
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	3.901015	3.908441	50,517
01/01/2012 to 12/31/2012	3.908441	4.265989	44,348
01/01/2013 to 12/31/2013	4.265989	4.965937	28,617
01/01/2014 to 12/31/2014	4.965937	5.277356	28,342

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	5.277356	5.154760	20,671
01/01/2016 to 12/31/2016	5.154760	5.506298	0
01/01/2017 to 12/31/2017	5.506298	6.057373	0
01/01/2018 to 12/31/2018	6.057373	5.594663	0
01/01/2019 to 12/31/2019	5.594663	6.587757	0
01/01/2020 to 12/31/2020	6.587757	7.073175	0
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.052428	1.053301	45,376
01/01/2012 to 12/31/2012	1.053301	1.177144	37,759
01/01/2013 to 12/31/2013	1.177144	1.520896	28,010
01/01/2014 to 12/31/2014	1.520896	1.636229	15,902
01/01/2015 to 12/31/2015	1.636229	1.505488	4,603
01/01/2016 to 12/31/2016	1.505488	1.743599	0
01/01/2017 to 12/31/2017	1.743599	1.835739	0
01/01/2018 to 04/30/2018	1.835739	1.767218	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.061554	1.063242	57,299
01/01/2012 to 12/31/2012	1.063242	1.190011	16,157
01/01/2013 to 12/31/2013	1.190011	1.539160	0
01/01/2014 to 12/31/2014	1.539160	1.657210	0
01/01/2015 to 12/31/2015	1.657210	1.526601	0
01/01/2016 to 12/31/2016	1.526601	1.768699	0
01/01/2017 to 12/31/2017	1.768699	1.864983	0
01/01/2018 to 04/30/2018	1.864983	1.796155	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.113253	1.098775	113,608
01/01/2012 to 12/31/2012	1.098775	1.253275	72,450
01/01/2013 to 12/31/2013	1.253275	1.664009	123,513
01/01/2014 to 12/31/2014	1.664009	1.804234	106,082
01/01/2015 to 12/31/2015	1.804234	1.762941	1,339
01/01/2016 to 12/31/2016	1.762941	1.972596	0
01/01/2017 to 12/31/2017	1.972596	2.274762	0
01/01/2018 to 12/31/2018	2.274762	2.002138	0
01/01/2019 to 12/31/2019	2.002138	2.549489	0
01/01/2020 to 12/31/2020	2.549489	2.591548	0
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.346357	2.154216	29,000
01/01/2012 to 12/31/2012	2.154216	2.439213	22,424
01/01/2013 to 04/26/2013	2.439213	2.680775	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.767862	8.551854	0
01/01/2012 to 12/31/2012	8.551854	9.552875	0
01/01/2013 to 04/26/2013	9.552875	10.446045	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.126228	1.113424	38,909
01/01/2012 to 12/31/2012	1.113424	1.270803	18,165
01/01/2013 to 12/31/2013	1.270803	1.690372	0
01/01/2014 to 12/31/2014	1.690372	1.833914	0
01/01/2015 to 12/31/2015	1.833914	1.793633	0
01/01/2016 to 12/31/2016	1.793633	2.008794	0
01/01/2017 to 12/31/2017	2.008794	2.320783	0

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	2.320783	2.043544	0
01/01/2019 to 12/31/2019	2.043544	2.605397	0
01/01/2020 to 12/31/2020	2.605397	2.650665	0
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.383037	2.189922	18,828
01/01/2012 to 12/31/2012	2.189922	2.482181	6,525
01/01/2013 to 04/26/2013	2.482181	2.728967	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.385601	1.264831	73,184
01/01/2012 to 12/31/2012	1.264831	1.355400	27,096
01/01/2013 to 12/31/2013	1.355400	1.847956	8,541
01/01/2014 to 12/31/2014	1.847956	1.830645	5,766
01/01/2015 to 12/31/2015	1.830645	1.705113	0
01/01/2016 to 12/31/2016	1.705113	1.530710	0
01/01/2017 to 12/31/2017	1.530710	2.100426	0
01/01/2018 to 12/31/2018	2.100426	2.268708	0
01/01/2019 to 12/31/2019	2.268708	3.117739	0
01/01/2020 to 12/31/2020	3.117739	7.739023	0
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.542019	1.595580	63,148
01/01/2012 to 12/31/2012	1.595580	1.717210	47,664
01/01/2013 to 12/31/2013	1.717210	2.327187	43,241
01/01/2014 to 12/31/2014	2.327187	2.275384	16,928
01/01/2015 to 12/31/2015	2.275384	2.239921	10,844
01/01/2016 to 12/31/2016	2.239921	2.600732	10,536
01/01/2017 to 12/31/2017	2.600732	2.945700	9,918
01/01/2018 to 12/31/2018	2.945700	2.686707	9,277
01/01/2019 to 12/31/2019	2.686707	3.409636	9,446
01/01/2020 to 12/31/2020	3.409636	4.171496	9,581
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.481743	1.376512	38,025
01/01/2012 to 12/31/2012	1.376512	1.421136	18,637
01/01/2013 to 04/26/2013	1.421136	1.538211	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.554993	1.609794	96,816
01/01/2012 to 12/31/2012	1.609794	1.734851	55,561
01/01/2013 to 12/31/2013	1.734851	2.354228	35,046
01/01/2014 to 12/31/2014	2.354228	2.304355	35,423
01/01/2015 to 12/31/2015	2.304355	2.269528	33,237
01/01/2016 to 12/31/2016	2.269528	2.638351	32,103
01/01/2017 to 12/31/2017	2.638351	2.991591	31,526
01/01/2018 to 12/31/2018	2.991591	2.731468	26,002
01/01/2019 to 12/31/2019	2.731468	3.468576	25,842
01/01/2020 to 12/31/2020	3.468576	4.250506	25,064
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999733	1.031663	0
01/01/2015 to 12/31/2015	1.031663	0.956324	0
01/01/2016 to 12/31/2016	0.956324	1.042178	0
01/01/2017 to 12/31/2017	1.042178	1.150872	0
01/01/2018 to 12/31/2018	1.150872	1.042846	0
01/01/2019 to 12/31/2019	1.042846	1.247647	0
01/01/2020 to 12/31/2020	1.247647	1.368452	0
PIMCO Inflation Protection Bond Sub-Account

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	13.206763	14.395452	71,090
01/01/2012 to 12/31/2012	14.395452	15.405078	46,472
01/01/2013 to 12/31/2013	15.405078	13.706290	17,599
01/01/2014 to 12/31/2014	13.706290	13.830483	7,922
01/01/2015 to 12/31/2015	13.830483	13.141541	3,356
01/01/2016 to 12/31/2016	13.141541	13.530081	2,792
01/01/2017 to 12/31/2017	13.530081	13.729655	0
01/01/2018 to 12/31/2018	13.729655	13.138726	0
01/01/2019 to 12/31/2019	13.138726	13.950659	0
01/01/2020 to 12/31/2020	13.950659	15.259621	0
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.551524	1.569872	875,074
01/01/2012 to 12/31/2012	1.569872	1.682119	784,752
01/01/2013 to 12/31/2013	1.682119	1.618037	524,780
01/01/2014 to 12/31/2014	1.618037	1.653307	302,397
01/01/2015 to 12/31/2015	1.653307	1.621460	66,359
01/01/2016 to 12/31/2016	1.621460	1.631647	56,849
01/01/2017 to 12/31/2017	1.631647	1.672244	48,364
01/01/2018 to 12/31/2018	1.672244	1.636006	52,616
01/01/2019 to 12/31/2019	1.636006	1.740176	49,494
01/01/2020 to 12/31/2020	1.740176	1.851765	52,442
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214562	10.711815	0
01/01/2014 to 12/31/2014	10.711815	11.412695	0
01/01/2015 to 12/31/2015	11.412695	11.052230	0
01/01/2016 to 12/31/2016	11.052230	11.333690	0
01/01/2017 to 12/31/2017	11.333690	12.946341	0
01/01/2018 to 04/30/2018	12.946341	12.359904	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010654	1.064118	1,355
01/01/2013 to 12/31/2013	1.064118	1.149084	1,341
01/01/2014 to 12/31/2014	1.149084	1.214107	1,327
01/01/2015 to 12/31/2015	1.214107	1.180193	1,312
01/01/2016 to 12/31/2016	1.180193	1.222832	0
01/01/2017 to 12/31/2017	1.222832	1.370733	0
01/01/2018 to 12/31/2018	1.370733	1.217446	0
01/01/2019 to 12/31/2019	1.217446	1.450543	0
01/01/2020 to 12/31/2020	1.450543	1.452435	0
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.349896	11.249280	3,079
01/01/2012 to 12/31/2012	11.249280	12.447923	3,037
01/01/2013 to 12/31/2013	12.447923	13.786176	2,844
01/01/2014 to 12/31/2014	13.786176	14.305706	3,830
01/01/2015 to 12/31/2015	14.305706	13.753996	2,163
01/01/2016 to 12/31/2016	13.753996	14.268587	0
01/01/2017 to 12/31/2017	14.268587	16.213211	0
01/01/2018 to 12/31/2018	16.213211	14.861817	0
01/01/2019 to 12/31/2019	14.861817	17.432855	0
01/01/2020 to 12/31/2020	17.432855	18.775348	0
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.940038	10.500759	57,929
01/01/2012 to 12/31/2012	10.500759	11.844850	55,527

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	11.844850	13.715463	2,779
01/01/2014 to 12/31/2014	13.715463	14.174098	2,763
01/01/2015 to 12/31/2015	14.174098	13.579107	2,745
01/01/2016 to 12/31/2016	13.579107	14.233034	0
01/01/2017 to 12/31/2017	14.233034	16.700006	0
01/01/2018 to 12/31/2018	16.700006	14.943288	0
01/01/2019 to 12/31/2019	14.943288	17.943759	0
01/01/2020 to 12/31/2020	17.943759	19.487772	0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.320318	1.277583	218,517
01/01/2012 to 12/31/2012	1.277583	1.486743	174,323
01/01/2013 to 12/31/2013	1.486743	2.023303	268,748
01/01/2014 to 12/31/2014	2.023303	2.159357	143,322
01/01/2015 to 12/31/2015	2.159357	2.340280	69,432
01/01/2016 to 12/31/2016	2.340280	2.330242	34,387
01/01/2017 to 12/31/2017	2.330242	3.050447	1,869
01/01/2018 to 12/31/2018	3.050447	2.956683	1,714
01/01/2019 to 12/31/2019	2.956683	3.786574	1,644
01/01/2020 to 12/31/2020	3.786574	5.073895	1,453
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.655522	0.579272	158,763
01/01/2012 to 12/31/2012	0.579272	0.636863	130,346
01/01/2013 to 04/26/2013	0.636863	0.664818	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	0.992600	0.957430	219,906
01/01/2012 to 12/31/2012	0.957430	1.067308	194,199
01/01/2013 to 12/31/2013	1.067308	1.429578	161,092
01/01/2014 to 12/31/2014	1.429578	1.581069	148,606
01/01/2015 to 12/31/2015	1.581069	1.654011	63,618
01/01/2016 to 12/31/2016	1.654011	1.722894	43,664
01/01/2017 to 12/31/2017	1.722894	2.107816	0
01/01/2018 to 12/31/2018	2.107816	2.021589	0
01/01/2019 to 12/31/2019	2.021589	2.598495	0
01/01/2020 to 12/31/2020	2.598495	3.157635	0
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.680292	1.671754	39,034
01/01/2012 to 12/31/2012	1.671754	1.900104	45,038
01/01/2013 to 12/31/2013	1.900104	2.686536	40,647
01/01/2014 to 12/31/2014	2.686536	2.809765	31,888
01/01/2015 to 12/31/2015	2.809765	2.823391	23,719
01/01/2016 to 12/31/2016	2.823391	3.086808	22,844
01/01/2017 to 12/31/2017	3.086808	3.709579	0
01/01/2018 to 12/31/2018	3.709579	3.390854	0
01/01/2019 to 12/31/2019	3.390854	4.417334	0
01/01/2020 to 12/31/2020	4.417334	5.373379	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.338972	2.140790	146,705
01/01/2012 to 04/27/2012	2.140790	2.363160	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.351521	2.408451	77,325
01/01/2013 to 12/31/2013	2.408451	3.077750	66,410
01/01/2014 to 12/31/2014	3.077750	3.309378	37,342

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	3.309378	2.953971	27,777
01/01/2016 to 12/31/2016	2.953971	3.346071	4,769
01/01/2017 to 12/31/2017	3.346071	3.592571	4,806
01/01/2018 to 12/31/2018	3.592571	3.165335	4,749
01/01/2019 to 12/31/2019	3.165335	4.003972	4,679
01/01/2020 to 12/31/2020	4.003972	4.226389	5,128
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.713017	10.838579	878
01/01/2013 to 12/31/2013	10.838579	10.148868	869
01/01/2014 to 12/31/2014	10.148868	10.704991	860
01/01/2015 to 12/31/2015	10.704991	10.543411	850
01/01/2016 to 12/31/2016	10.543411	10.476012	0
01/01/2017 to 12/31/2017	10.476012	10.541373	0
01/01/2018 to 12/31/2018	10.541373	10.329985	0
01/01/2019 to 12/31/2019	10.329985	10.889645	0
01/01/2020 to 12/31/2020	10.889645	11.498621	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.332448	2.421003	193,018
01/01/2012 to 12/31/2012	2.421003	2.642122	221,994
01/01/2013 to 12/31/2013	2.642122	2.612523	154,870
01/01/2014 to 12/31/2014	2.612523	2.697584	111,320
01/01/2015 to 12/31/2015	2.697584	2.592559	31,302
01/01/2016 to 12/31/2016	2.592559	2.753579	44,826
01/01/2017 to 12/31/2017	2.753579	2.914773	8,552
01/01/2018 to 12/31/2018	2.914773	2.743159	8,840
01/01/2019 to 12/31/2019	2.743159	3.073120	8,619
01/01/2020 to 12/31/2020	3.073120	3.212912	9,015
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.120649	2.172529	336,854
01/01/2012 to 12/31/2012	2.172529	2.406186	244,697
01/01/2013 to 12/31/2013	2.406186	2.548005	213,418
01/01/2014 to 12/31/2014	2.548005	2.619468	144,611
01/01/2015 to 12/31/2015	2.619468	2.513020	69,269
01/01/2016 to 04/29/2016	2.513020	2.584722	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.368668	2.460698	191,476
01/01/2012 to 12/31/2012	2.460698	2.685539	91,362
01/01/2013 to 12/31/2013	2.685539	2.658304	49,050
01/01/2014 to 12/31/2014	2.658304	2.747713	9,675
01/01/2015 to 12/31/2015	2.747713	2.643572	9,621
01/01/2016 to 12/31/2016	2.643572	2.812246	41,506
01/01/2017 to 12/31/2017	2.812246	2.978330	43,773
01/01/2018 to 12/31/2018	2.978330	2.806141	39,624
01/01/2019 to 12/31/2019	2.806141	3.145411	37,069
01/01/2020 to 12/31/2020	3.145411	3.293432	38,424
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.589802	1.641284	129,191
01/01/2012 to 12/31/2012	1.641284	1.658474	80,008
01/01/2013 to 12/31/2013	1.658474	1.611722	57,647
01/01/2014 to 12/31/2014	1.611722	1.620904	27,519
01/01/2015 to 12/31/2015	1.620904	1.594482	19,205
01/01/2016 to 12/31/2016	1.594482	1.579660	0

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	1.579660	1.575202	0
01/01/2018 to 12/31/2018	1.575202	1.555392	0
01/01/2019 to 12/31/2019	1.555392	1.613522	0
01/01/2020 to 12/31/2020	1.613522	1.659999	0
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.614239	1.666769	179,452
01/01/2012 to 12/31/2012	1.666769	1.685855	36,943
01/01/2013 to 12/31/2013	1.685855	1.640907	0
01/01/2014 to 12/31/2014	1.640907	1.650476	0
01/01/2015 to 12/31/2015	1.650476	1.625044	0
01/01/2016 to 12/31/2016	1.625044	1.612761	0
01/01/2017 to 12/31/2017	1.612761	1.609691	0
01/01/2018 to 12/31/2018	1.609691	1.591122	0
01/01/2019 to 12/31/2019	1.591122	1.652138	0
01/01/2020 to 12/31/2020	1.652138	1.701305	0

	American Forerunner - 2.2
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	14.806615	15.369418	8,048
01/01/2012 to 12/31/2012	15.369418	15.841075	7,340
01/01/2013 to 12/31/2013	15.841075	15.161889	7,963
01/01/2014 to 12/31/2014	15.161889	15.614826	5,014
01/01/2015 to 12/31/2015	15.614826	15.316925	2,869
01/01/2016 to 12/31/2016	15.316925	15.424792	0
01/01/2017 to 12/31/2017	15.424792	15.643088	0
01/01/2018 to 12/31/2018	15.643088	15.191767	0
01/01/2019 to 12/31/2019	15.191767	16.251931	0
01/01/2020 to 12/31/2020	16.251931	17.444911	0
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.809600	2.222344	311,667
01/01/2012 to 12/31/2012	2.222344	2.568892	185,910
01/01/2013 to 12/31/2013	2.568892	3.223677	130,723
01/01/2014 to 12/31/2014	3.223677	3.220458	100,296
01/01/2015 to 12/31/2015	3.220458	3.158733	42,451
01/01/2016 to 12/31/2016	3.158733	3.154839	10,447
01/01/2017 to 12/31/2017	3.154839	3.885612	727
01/01/2018 to 12/31/2018	3.885612	3.399681	745
01/01/2019 to 12/31/2019	3.399681	4.373924	713
01/01/2020 to 12/31/2020	4.373924	5.550209	661
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	12.656838	11.852397	100,050
01/01/2012 to 12/31/2012	11.852397	13.667384	64,311
01/01/2013 to 12/31/2013	13.667384	17.394804	45,364
01/01/2014 to 12/31/2014	17.394804	18.464208	30,003
01/01/2015 to 12/31/2015	18.464208	19.301155	14,531
01/01/2016 to 12/31/2016	19.301155	20.672631	4,127
01/01/2017 to 12/31/2017	20.672631	25.946082	3,920
01/01/2018 to 12/31/2018	25.946082	25.315537	2,929
01/01/2019 to 12/31/2019	25.315537	32.385821	2,955

	American Forerunner - 2.2
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	32.385821	48.179037	2,495
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	8.434034	8.099883	108,203
01/01/2012 to 12/31/2012	8.099883	9.307846	78,633
01/01/2013 to 12/31/2013	9.307846	12.155733	56,358
01/01/2014 to 12/31/2014	12.155733	13.155815	42,600
01/01/2015 to 12/31/2015	13.155815	13.056736	17,445
01/01/2016 to 12/31/2016	13.056736	14.244219	7,020
01/01/2017 to 12/31/2017	14.244219	17.054300	5,404
01/01/2018 to 12/31/2018	17.054300	16.383025	4,513
01/01/2019 to 12/31/2019	16.383025	20.215414	4,540
01/01/2020 to 12/31/2020	20.215414	22.452889	4,565

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.173017	10.488634	0
01/01/2013 to 12/31/2013	10.488634	11.444039	356
01/01/2014 to 12/31/2014	11.444039	12.059789	0
01/01/2015 to 12/31/2015	12.059789	11.907298	0
01/01/2016 to 12/31/2016	11.907298	12.109381	0
01/01/2017 to 12/31/2017	12.109381	13.506987	0
01/01/2018 to 12/31/2018	13.506987	12.333950	0
01/01/2019 to 12/31/2019	12.333950	14.296335	0
01/01/2020 to 12/31/2020	14.296335	14.887693	0
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.770954	9.388157	11,311
01/01/2012 to 12/31/2012	9.388157	10.461928	37,359
01/01/2013 to 12/31/2013	10.461928	12.173490	36,801
01/01/2014 to 12/31/2014	12.173490	12.673243	35,983
01/01/2015 to 12/31/2015	12.673243	12.353151	34,313
01/01/2016 to 12/31/2016	12.353151	13.073805	33,835
01/01/2017 to 12/31/2017	13.073805	14.998382	33,340
01/01/2018 to 12/31/2018	14.998382	14.087170	32,654
01/01/2019 to 12/31/2019	14.087170	16.529268	32,194
01/01/2020 to 12/31/2020	16.529268	18.751795	31,773
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.293873	8.692032	72,323
01/01/2012 to 12/31/2012	8.692032	9.910548	71,850
01/01/2013 to 12/31/2013	9.910548	12.171696	1,180
01/01/2014 to 12/31/2014	12.171696	12.711828	0
01/01/2015 to 12/31/2015	12.711828	12.384491	0
01/01/2016 to 12/31/2016	12.384491	13.246649	0
01/01/2017 to 12/31/2017	13.246649	15.780524	0
01/01/2018 to 12/31/2018	15.780524	14.596011	0
01/01/2019 to 12/31/2019	14.596011	17.715202	0
01/01/2020 to 12/31/2020	17.715202	20.332972	0
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.013393	9.849039	0
01/01/2012 to 12/31/2012	9.849039	10.715470	0

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	10.715470	11.941314	0
01/01/2014 to 12/31/2014	11.941314	12.436859	0
01/01/2015 to 12/31/2015	12.436859	12.120242	0
01/01/2016 to 12/31/2016	12.120242	12.732512	662
01/01/2017 to 12/31/2017	12.732512	14.120348	619
01/01/2018 to 12/31/2018	14.120348	13.386754	577
01/01/2019 to 12/31/2019	13.386754	15.264588	537
01/01/2020 to 12/31/2020	15.264588	16.930672	0
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.101593	11.472543	663
01/01/2013 to 12/31/2013	11.472543	10.880300	1,121
01/01/2014 to 12/31/2014	10.880300	11.107839	1,112
01/01/2015 to 12/31/2015	11.107839	9.860295	1,238
01/01/2016 to 12/31/2016	9.860295	10.546963	1,239
01/01/2017 to 12/31/2017	10.546963	11.369123	1,298
01/01/2018 to 12/31/2018	11.369123	10.451084	967
01/01/2019 to 12/31/2019	10.451084	12.302975	956
01/01/2020 to 12/31/2020	12.302975	12.442122	1,066
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.241243	0.973205	62,122
01/01/2012 to 12/31/2012	0.973205	1.140292	58,904
01/01/2013 to 12/31/2013	1.140292	1.288846	156,417
01/01/2014 to 12/31/2014	1.288846	1.222918	142,816
01/01/2015 to 12/31/2015	1.222918	1.174447	141,769
01/01/2016 to 12/31/2016	1.174447	1.211152	48,457
01/01/2017 to 12/31/2017	1.211152	1.603866	35,381
01/01/2018 to 12/31/2018	1.603866	1.303647	36,262
01/01/2019 to 12/31/2019	1.303647	1.694477	32,674
01/01/2020 to 12/31/2020	1.694477	2.100135	29,924
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.264201	0.993097	46,672
01/01/2012 to 12/31/2012	0.993097	1.163865	21,355
01/01/2013 to 12/31/2013	1.163865	1.317306	23,033
01/01/2014 to 12/31/2014	1.317306	1.251871	23,975
01/01/2015 to 12/31/2015	1.251871	1.202537	23,154
01/01/2016 to 12/31/2016	1.202537	1.242368	22,200
01/01/2017 to 12/31/2017	1.242368	1.645551	21,524
01/01/2018 to 12/31/2018	1.645551	1.339086	19,874
01/01/2019 to 12/31/2019	1.339086	1.742633	17,648
01/01/2020 to 12/31/2020	1.742633	2.161626	14,671
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	4.673993	4.877821	121,218
01/01/2012 to 12/31/2012	4.877821	5.136594	33,945
01/01/2013 to 12/31/2013	5.136594	4.991624	30,626
01/01/2014 to 12/31/2014	4.991624	5.233823	25,636
01/01/2015 to 12/31/2015	5.233823	5.155392	18,935
01/01/2016 to 12/31/2016	5.155392	5.205913	24,524
01/01/2017 to 12/31/2017	5.205913	5.307440	73,923
01/01/2018 to 12/31/2018	5.307440	5.177569	74,170
01/01/2019 to 12/31/2019	5.177569	5.568225	8,599
01/01/2020 to 12/31/2020	5.568225	5.921510	8,423
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.946113	2.627422	82,242

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	2.627422	2.941959	79,339
01/01/2013 to 12/31/2013	2.941959	3.867183	83,000
01/01/2014 to 12/31/2014	3.867183	4.124139	86,334
01/01/2015 to 12/31/2015	4.124139	4.291899	53,025
01/01/2016 to 12/31/2016	4.291899	4.206978	45,721
01/01/2017 to 12/31/2017	4.206978	5.516608	43,907
01/01/2018 to 12/31/2018	5.516608	5.532762	38,636
01/01/2019 to 12/31/2019	5.532762	7.197394	39,644
01/01/2020 to 12/31/2020	7.197394	9.913273	33,068
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.986420	2.666059	15,890
01/01/2012 to 12/31/2012	2.666059	2.987898	12,405
01/01/2013 to 12/31/2013	2.987898	3.931742	21,708
01/01/2014 to 12/31/2014	3.931742	4.197170	10,995
01/01/2015 to 12/31/2015	4.197170	4.371833	9,830
01/01/2016 to 12/31/2016	4.371833	4.289232	9,674
01/01/2017 to 12/31/2017	4.289232	5.631289	9,394
01/01/2018 to 12/31/2018	5.631289	5.652508	7,660
01/01/2019 to 12/31/2019	5.652508	7.361191	5,066
01/01/2020 to 12/31/2020	7.361191	10.147899	3,977
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.929073	10.219693	739
01/01/2013 to 12/31/2013	10.219693	11.066570	1,143
01/01/2014 to 12/31/2014	11.066570	11.506402	766
01/01/2015 to 12/31/2015	11.506402	11.283193	793
01/01/2016 to 12/31/2016	11.283193	11.567222	809
01/01/2017 to 12/31/2017	11.567222	12.867054	821
01/01/2018 to 12/31/2018	12.867054	11.722540	852
01/01/2019 to 12/31/2019	11.722540	13.881206	852
01/01/2020 to 12/31/2020	13.881206	14.213474	963
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.058707	2.021071	356,686
01/01/2012 to 12/31/2012	2.021071	1.983822	158,435
01/01/2013 to 12/31/2013	1.983822	1.947457	61,839
01/01/2014 to 12/31/2014	1.947457	1.911758	60,205
01/01/2015 to 12/31/2015	1.911758	1.876714	233,150
01/01/2016 to 12/31/2016	1.876714	1.844379	7,923
01/01/2017 to 12/31/2017	1.844379	1.822153	6,881
01/01/2018 to 12/31/2018	1.822153	1.816274	5,684
01/01/2019 to 12/31/2019	1.816274	1.816468	6,186
01/01/2020 to 12/31/2020	1.816468	1.786507	6,590
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	10.964610	11.872089	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	11.836136	10.106462	37,605
01/01/2012 to 12/31/2012	10.106462	11.581147	37,900
01/01/2013 to 12/31/2013	11.581147	14.723571	23,218
01/01/2014 to 12/31/2014	14.723571	15.189166	16,875
01/01/2015 to 12/31/2015	15.189166	14.611280	16,165
01/01/2016 to 12/31/2016	14.611280	15.631262	15,412
01/01/2017 to 12/31/2017	15.631262	18.865003	14,808
01/01/2018 to 12/31/2018	18.865003	16.653441	12,218
01/01/2019 to 12/31/2019	16.653441	20.840951	11,431

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	20.840951	24.327097	9,051
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.995012	12.158629	20,402
01/01/2012 to 12/31/2012	12.158629	13.030162	31,761
01/01/2013 to 12/31/2013	13.030162	13.339570	25,992
01/01/2014 to 12/31/2014	13.339570	13.680651	31,831
01/01/2015 to 12/31/2015	13.680651	13.351234	23,785
01/01/2016 to 12/31/2016	13.351234	13.700247	18,549
01/01/2017 to 12/31/2017	13.700247	14.382198	18,429
01/01/2018 to 12/31/2018	14.382198	13.748516	0
01/01/2019 to 12/31/2019	13.748516	15.080513	0
01/01/2020 to 12/31/2020	15.080513	16.212196	22,215
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.855289	11.760530	56,094
01/01/2012 to 12/31/2012	11.760530	12.866993	52,439
01/01/2013 to 12/31/2013	12.866993	14.011106	51,298
01/01/2014 to 12/31/2014	14.011106	14.431874	47,906
01/01/2015 to 12/31/2015	14.431874	14.015257	46,749
01/01/2016 to 12/31/2016	14.015257	14.595945	45,578
01/01/2017 to 12/31/2017	14.595945	15.854095	44,465
01/01/2018 to 12/31/2018	15.854095	14.876999	52,621
01/01/2019 to 12/31/2019	14.876999	16.881999	50,588
01/01/2020 to 12/31/2020	16.881999	18.400944	49,914
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.649751	11.280102	172,675
01/01/2012 to 12/31/2012	11.280102	12.538406	156,601
01/01/2013 to 12/31/2013	12.538406	14.522239	124,335
01/01/2014 to 12/31/2014	14.522239	14.976037	113,140
01/01/2015 to 12/31/2015	14.976037	14.515116	108,904
01/01/2016 to 12/31/2016	14.515116	15.261497	102,499
01/01/2017 to 12/31/2017	15.261497	17.189687	101,152
01/01/2018 to 12/31/2018	17.189687	15.839429	97,859
01/01/2019 to 12/31/2019	15.839429	18.569285	94,950
01/01/2020 to 12/31/2020	18.569285	20.752675	93,793
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.559131	9.219053	0
01/01/2012 to 12/31/2012	9.219053	10.508312	0
01/01/2013 to 04/26/2013	10.508312	11.296594	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.369379	12.920724	0
01/01/2014 to 04/25/2014	12.920724	12.850275	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.365396	10.736617	328,840
01/01/2012 to 12/31/2012	10.736617	12.160396	434,745
01/01/2013 to 12/31/2013	12.160396	14.839742	412,044
01/01/2014 to 12/31/2014	14.839742	15.329222	408,275
01/01/2015 to 12/31/2015	15.329222	14.792967	352,991
01/01/2016 to 12/31/2016	14.792967	15.704006	322,902
01/01/2017 to 12/31/2017	15.704006	18.371113	157,249
01/01/2018 to 12/31/2018	18.371113	16.569637	148,782
01/01/2019 to 12/31/2019	16.569637	20.125517	147,884
01/01/2020 to 12/31/2020	20.125517	23.034132	134,245
Brighthouse Balanced Plus

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
04/30/2012 to 12/31/2012	9.955906	10.386393	27,675
01/01/2013 to 12/31/2013	10.386393	11.660351	31,695
01/01/2014 to 12/31/2014	11.660351	12.551026	31,273
01/01/2015 to 12/31/2015	12.551026	11.817320	30,936
01/01/2016 to 12/31/2016	11.817320	12.571123	33,013
01/01/2017 to 12/31/2017	12.571123	14.603857	32,527
01/01/2018 to 12/31/2018	14.603857	13.279294	29,759
01/01/2019 to 12/31/2019	13.279294	16.107897	29,370
01/01/2020 to 12/31/2020	16.107897	17.791761	26,340
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.770248	2.896084	28,429
01/01/2012 to 12/31/2012	2.896084	3.171957	26,450
01/01/2013 to 12/31/2013	3.171957	4.250673	24,227
01/01/2014 to 12/31/2014	4.250673	4.242599	17,257
01/01/2015 to 12/31/2015	4.242599	3.762292	12,289
01/01/2016 to 12/31/2016	3.762292	4.529952	11,876
01/01/2017 to 12/31/2017	4.529952	5.004800	11,575
01/01/2018 to 12/31/2018	5.004800	4.253390	9,740
01/01/2019 to 12/31/2019	4.253390	5.154104	8,260
01/01/2020 to 12/31/2020	5.154104	5.361953	8,252
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.842706	2.974836	39,274
01/01/2012 to 12/31/2012	2.974836	3.261495	14,822
01/01/2013 to 12/31/2013	3.261495	4.375158	23,579
01/01/2014 to 12/31/2014	4.375158	4.371178	23,550
01/01/2015 to 12/31/2015	4.371178	3.880114	24,837
01/01/2016 to 12/31/2016	3.880114	4.676599	23,316
01/01/2017 to 12/31/2017	4.676599	5.172093	21,319
01/01/2018 to 12/31/2018	5.172093	4.399918	20,531
01/01/2019 to 12/31/2019	4.399918	5.336972	19,950
01/01/2020 to 12/31/2020	5.336972	5.557811	20,419
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.987467	9.737301	0
01/01/2012 to 12/31/2012	9.737301	9.978243	675
01/01/2013 to 12/31/2013	9.978243	9.909038	672
01/01/2014 to 12/31/2014	9.909038	9.830297	0
01/01/2015 to 12/31/2015	9.830297	9.590033	0
01/01/2016 to 12/31/2016	9.590033	9.709237	0
01/01/2017 to 12/31/2017	9.709237	9.658676	0
01/01/2018 to 12/31/2018	9.658676	9.522057	0
01/01/2019 to 12/31/2019	9.522057	9.780866	0
01/01/2020 to 12/31/2020	9.780866	9.804963	0
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	36.065547	36.676592	121
01/01/2012 to 12/31/2012	36.676592	40.359953	119
01/01/2013 to 12/31/2013	40.359953	47.653990	114
01/01/2014 to 12/31/2014	47.653990	51.589746	111
01/01/2015 to 12/31/2015	51.589746	51.806209	0
01/01/2016 to 12/31/2016	51.806209	54.284944	155
01/01/2017 to 12/31/2017	54.284944	61.207972	145
01/01/2018 to 12/31/2018	61.207972	57.672097	135
01/01/2019 to 12/31/2019	57.672097	69.476180	126
01/01/2020 to 12/31/2020	69.476180	80.097483	0

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.067854	2.883159	253,086
01/01/2012 to 12/31/2012	2.883159	3.187112	236,392
01/01/2013 to 12/31/2013	3.187112	4.172408	201,768
01/01/2014 to 12/31/2014	4.172408	4.520002	175,332
01/01/2015 to 12/31/2015	4.520002	4.532179	132,178
01/01/2016 to 12/31/2016	4.532179	4.763013	94,127
01/01/2017 to 12/31/2017	4.763013	5.555479	82,543
01/01/2018 to 12/31/2018	5.555479	5.433828	79,192
01/01/2019 to 12/31/2019	5.433828	6.968876	71,673
01/01/2020 to 12/31/2020	6.968876	7.591347	71,108
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.114681	2.929915	125,662
01/01/2012 to 12/31/2012	2.929915	3.241226	70,549
01/01/2013 to 12/31/2013	3.241226	4.248654	77,164
01/01/2014 to 12/31/2014	4.248654	4.606478	58,638
01/01/2015 to 12/31/2015	4.606478	4.624536	30,504
01/01/2016 to 12/31/2016	4.624536	4.864467	29,768
01/01/2017 to 12/31/2017	4.864467	5.679088	29,016
01/01/2018 to 12/31/2018	5.679088	5.560515	21,189
01/01/2019 to 12/31/2019	5.560515	7.138289	15,714
01/01/2020 to 12/31/2020	7.138289	7.783487	11,704
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.607377	5.518848	13,766
01/01/2012 to 12/31/2012	5.518848	6.143782	9,445
01/01/2013 to 12/31/2013	6.143782	8.098857	14,606
01/01/2014 to 12/31/2014	8.098857	9.024126	8,832
01/01/2015 to 12/31/2015	9.024126	9.256825	4,987
01/01/2016 to 12/31/2016	9.256825	9.839347	2,589
01/01/2017 to 12/31/2017	9.839347	11.778776	2,555
01/01/2018 to 12/31/2018	11.778776	10.830594	1,674
01/01/2019 to 12/31/2019	10.830594	14.013743	1,686
01/01/2020 to 12/31/2020	14.013743	16.800398	1,743
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	13.839867	12.827651	27,082
01/01/2012 to 12/31/2012	12.827651	15.863844	19,440
01/01/2013 to 12/31/2013	15.863844	16.125203	20,147
01/01/2014 to 12/31/2014	16.125203	17.929838	17,192
01/01/2015 to 12/31/2015	17.929838	17.354469	12,707
01/01/2016 to 12/31/2016	17.354469	17.185300	11,644
01/01/2017 to 12/31/2017	17.185300	18.684026	11,288
01/01/2018 to 12/31/2018	18.684026	16.753995	10,467
01/01/2019 to 12/31/2019	16.753995	20.527481	10,234
01/01/2020 to 12/31/2020	20.527481	19.139134	11,154
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	40.546181	38.512898	1,917
01/01/2012 to 12/31/2012	38.512898	41.845445	1,857
01/01/2013 to 12/31/2013	41.845445	54.402209	1,709
01/01/2014 to 12/31/2014	54.402209	59.213286	1,499
01/01/2015 to 12/31/2015	59.213286	59.641629	1,297
01/01/2016 to 12/31/2016	59.641629	61.568138	1,282
01/01/2017 to 12/31/2017	61.568138	75.514540	462
01/01/2018 to 12/31/2018	75.514540	69.748376	154

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	69.748376	90.954473	114
01/01/2020 to 12/31/2020	90.954473	117.304894	102
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.913696	1.610854	376,158
01/01/2012 to 12/31/2012	1.610854	2.043724	282,792
01/01/2013 to 12/31/2013	2.043724	2.617983	105,792
01/01/2014 to 12/31/2014	2.617983	2.421187	104,645
01/01/2015 to 12/31/2015	2.421187	2.269320	78,004
01/01/2016 to 12/31/2016	2.269320	2.409900	89,272
01/01/2017 to 12/31/2017	2.409900	3.085749	76,078
01/01/2018 to 12/31/2018	3.085749	2.302749	78,722
01/01/2019 to 12/31/2019	2.302749	2.814799	80,608
01/01/2020 to 12/31/2020	2.814799	2.904487	93,386
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.931061	1.628044	21,470
01/01/2012 to 12/31/2012	1.628044	2.065840	0
01/01/2013 to 12/31/2013	2.065840	2.649522	0
01/01/2014 to 12/31/2014	2.649522	2.453591	0
01/01/2015 to 12/31/2015	2.453591	2.301329	0
01/01/2016 to 12/31/2016	2.301329	2.446881	0
01/01/2017 to 12/31/2017	2.446881	3.135405	0
01/01/2018 to 12/31/2018	3.135405	2.343090	0
01/01/2019 to 12/31/2019	2.343090	2.865970	0
01/01/2020 to 12/31/2020	2.865970	2.960803	0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010638	1.044753	0
01/01/2013 to 12/31/2013	1.044753	1.044689	0
01/01/2014 to 12/31/2014	1.044689	1.082773	0
01/01/2015 to 12/31/2015	1.082773	1.018227	0
01/01/2016 to 12/31/2016	1.018227	1.116680	0
01/01/2017 to 12/31/2017	1.116680	1.205899	0
01/01/2018 to 12/31/2018	1.205899	1.107503	0
01/01/2019 to 12/31/2019	1.107503	1.253326	0
01/01/2020 to 12/31/2020	1.253326	1.355001	0
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.555376	15.785557	6,283
01/01/2012 to 12/31/2012	15.785557	18.775869	5,595
01/01/2013 to 12/31/2013	18.775869	23.429289	5,526
01/01/2014 to 12/31/2014	23.429289	23.492530	1,519
01/01/2015 to 12/31/2015	23.492530	23.969506	691
01/01/2016 to 12/31/2016	23.969506	23.584487	939
01/01/2017 to 12/31/2017	23.584487	31.658885	658
01/01/2018 to 12/31/2018	31.658885	26.990478	457
01/01/2019 to 12/31/2019	26.990478	34.859702	475
01/01/2020 to 12/31/2020	34.859702	43.658064	450
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.010855	8.235879	0
01/01/2012 to 12/31/2012	8.235879	9.880041	0
01/01/2013 to 04/26/2013	9.880041	10.488499	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.525667	1.481564	36,175
01/01/2012 to 12/31/2012	1.481564	1.719397	35,080
01/01/2013 to 12/31/2013	1.719397	2.366024	32,281

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	2.366024	2.506395	27,374
01/01/2015 to 12/31/2015	2.506395	2.418382	632
01/01/2016 to 12/31/2016	2.418382	2.645519	608
01/01/2017 to 12/31/2017	2.645519	3.255089	585
01/01/2018 to 12/31/2018	3.255089	2.905996	1,964
01/01/2019 to 12/31/2019	2.905996	3.549054	540
01/01/2020 to 12/31/2020	3.549054	5.461450	518
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.488936	0.481057	140,285
01/01/2012 to 12/31/2012	0.481057	0.545655	218,144
01/01/2013 to 12/31/2013	0.545655	0.732414	195,427
01/01/2014 to 12/31/2014	0.732414	0.781852	170,727
01/01/2015 to 12/31/2015	0.781852	0.848414	113,289
01/01/2016 to 12/31/2016	0.848414	0.831782	266,863
01/01/2017 to 12/31/2017	0.831782	1.118626	287,223
01/01/2018 to 12/31/2018	1.118626	1.099256	268,097
01/01/2019 to 12/31/2019	1.099256	1.429766	253,906
01/01/2020 to 12/31/2020	1.429766	2.194759	214,122
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.043762	7.787598	6,238
01/01/2012 to 04/27/2012	7.787598	8.748196	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.492507	0.484982	26,142
01/01/2012 to 12/31/2012	0.484982	0.550212	11,058
01/01/2013 to 12/31/2013	0.550212	0.739455	67,166
01/01/2014 to 12/31/2014	0.739455	0.790196	10,338
01/01/2015 to 12/31/2015	0.790196	0.858439	9,525
01/01/2016 to 12/31/2016	0.858439	0.842592	9,906
01/01/2017 to 12/31/2017	0.842592	1.134266	9,361
01/01/2018 to 12/31/2018	1.134266	1.115835	9,058
01/01/2019 to 12/31/2019	1.115835	1.452097	18,483
01/01/2020 to 12/31/2020	1.452097	2.232217	17,816
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012693	1.046793	0
01/01/2013 to 12/31/2013	1.046793	1.140507	3,584
01/01/2014 to 12/31/2014	1.140507	1.197703	0
01/01/2015 to 12/31/2015	1.197703	1.186262	0
01/01/2016 to 12/31/2016	1.186262	1.198324	70,432
01/01/2017 to 12/31/2017	1.198324	1.372380	0
01/01/2018 to 12/31/2018	1.372380	1.250258	0
01/01/2019 to 12/31/2019	1.250258	1.434921	0
01/01/2020 to 12/31/2020	1.434921	1.580764	0
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996789	1.037181	0
01/01/2015 to 12/31/2015	1.037181	1.008153	0
01/01/2016 to 12/31/2016	1.008153	1.009417	0
01/01/2017 to 12/31/2017	1.009417	1.144449	0
01/01/2018 to 04/30/2018	1.144449	1.114436	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.729486	0.739398	154,589
01/01/2012 to 12/31/2012	0.739398	0.860101	84,196
01/01/2013 to 12/31/2013	0.860101	1.229377	108,017
01/01/2014 to 12/31/2014	1.229377	1.434852	235,430

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	1.434852	1.351692	182,514
01/01/2016 to 12/31/2016	1.351692	1.362483	93,894
01/01/2017 to 12/31/2017	1.362483	1.583806	66,614
01/01/2018 to 12/31/2018	1.583806	1.444881	49,289
01/01/2019 to 12/31/2019	1.444881	1.752701	46,937
01/01/2020 to 12/31/2020	1.752701	2.275008	28,434
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	136.591642	123.975296	1,055
01/01/2012 to 12/31/2012	123.975296	149.091350	653
01/01/2013 to 12/31/2013	149.091350	188.489724	842
01/01/2014 to 04/25/2014	188.489724	195.997652	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.688824	6.040116	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.610523	0.552155	159,178
01/01/2012 to 12/31/2012	0.552155	0.642612	125,378
01/01/2013 to 12/31/2013	0.642612	0.920074	170,046
01/01/2014 to 12/31/2014	0.920074	1.074323	100,559
01/01/2015 to 12/31/2015	1.074323	1.012584	38,566
01/01/2016 to 12/31/2016	1.012584	1.022219	37,983
01/01/2017 to 12/31/2017	1.022219	1.189624	38,368
01/01/2018 to 12/31/2018	1.189624	1.086640	28,133
01/01/2019 to 12/31/2019	1.086640	1.319062	27,032
01/01/2020 to 12/31/2020	1.319062	1.713044	21,932
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.575057	0.610616	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.730637	13.949060	491
01/01/2014 to 12/31/2014	13.949060	14.168140	300
01/01/2015 to 12/31/2015	14.168140	14.079179	299
01/01/2016 to 12/31/2016	14.079179	14.481370	299
01/01/2017 to 12/31/2017	14.481370	17.482155	3,112
01/01/2018 to 12/31/2018	17.482155	16.235359	2,666
01/01/2019 to 12/31/2019	16.235359	20.324699	2,440
01/01/2020 to 12/31/2020	20.324699	22.901630	2,452
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	10.967013	10.996189	0
01/01/2012 to 12/31/2012	10.996189	12.142054	493
01/01/2013 to 04/26/2013	12.142054	12.656204	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.315289	3.265663	62,502
01/01/2012 to 12/31/2012	3.265663	3.662876	53,912
01/01/2013 to 12/31/2013	3.662876	5.058716	71,882
01/01/2014 to 12/31/2014	5.058716	5.139885	66,625
01/01/2015 to 12/31/2015	5.139885	4.957758	50,281
01/01/2016 to 12/31/2016	4.957758	5.790257	23,820
01/01/2017 to 12/31/2017	5.790257	6.534685	22,552
01/01/2018 to 12/31/2018	6.534685	5.689649	18,268
01/01/2019 to 12/31/2019	5.689649	6.994396	17,644
01/01/2020 to 12/31/2020	6.994396	7.675039	18,066
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.359486	3.312557	72,302

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	3.312557	3.719099	52,665
01/01/2013 to 12/31/2013	3.719099	5.141543	50,783
01/01/2014 to 12/31/2014	5.141543	5.229040	51,730
01/01/2015 to 12/31/2015	5.229040	5.048969	12,254
01/01/2016 to 12/31/2016	5.048969	5.902583	11,884
01/01/2017 to 12/31/2017	5.902583	6.668060	11,630
01/01/2018 to 12/31/2018	6.668060	5.811669	11,402
01/01/2019 to 12/31/2019	5.811669	7.151387	11,379
01/01/2020 to 12/31/2020	7.151387	7.855176	8,257
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.025608	1.034486	111,878
01/01/2012 to 12/31/2012	1.034486	1.126048	96,574
01/01/2013 to 12/31/2013	1.126048	1.640218	99,294
01/01/2014 to 12/31/2014	1.640218	1.625198	91,254
01/01/2015 to 12/31/2015	1.625198	1.618176	74,445
01/01/2016 to 12/31/2016	1.618176	1.684575	67,766
01/01/2017 to 12/31/2017	1.684575	2.095062	61,872
01/01/2018 to 12/31/2018	2.095062	2.062183	48,548
01/01/2019 to 12/31/2019	2.062183	2.561044	43,864
01/01/2020 to 12/31/2020	2.561044	3.369876	30,205
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.469805	1.548025	167,081
01/01/2012 to 12/31/2012	1.548025	1.574582	110,240
01/01/2013 to 12/31/2013	1.574582	1.506587	117,075
01/01/2014 to 12/31/2014	1.506587	1.559993	109,191
01/01/2015 to 12/31/2015	1.559993	1.532769	58,198
01/01/2016 to 12/31/2016	1.532769	1.536876	249,776
01/01/2017 to 12/31/2017	1.536876	1.553505	36,143
01/01/2018 to 12/31/2018	1.553505	1.517992	33,429
01/01/2019 to 12/31/2019	1.517992	1.614406	32,158
01/01/2020 to 12/31/2020	1.614406	1.695891	31,007
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.659958	1.593945	52,435
01/01/2012 to 12/31/2012	1.593945	1.835713	36,901
01/01/2013 to 12/31/2013	1.835713	2.393700	46,658
01/01/2014 to 12/31/2014	2.393700	2.566603	44,390
01/01/2015 to 12/31/2015	2.566603	2.453506	43,697
01/01/2016 to 12/31/2016	2.453506	2.893587	39,697
01/01/2017 to 12/31/2017	2.893587	3.284657	54,137
01/01/2018 to 12/31/2018	3.284657	2.853051	31,856
01/01/2019 to 12/31/2019	2.853051	3.516833	29,971
01/01/2020 to 12/31/2020	3.516833	3.906304	24,750
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.212876	1.040068	69,023
01/01/2012 to 12/31/2012	1.040068	1.204922	22,279
01/01/2013 to 12/31/2013	1.204922	1.437396	32,360
01/01/2014 to 12/31/2014	1.437396	1.322605	34,509
01/01/2015 to 12/31/2015	1.322605	1.281741	21,019
01/01/2016 to 12/31/2016	1.281741	1.270830	22,536
01/01/2017 to 12/31/2017	1.270830	1.554592	21,269
01/01/2018 to 12/31/2018	1.554592	1.311084	22,917
01/01/2019 to 12/31/2019	1.311084	1.564424	21,863
01/01/2020 to 12/31/2020	1.564424	1.652011	24,039

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.773681	11.231212	0
01/01/2014 to 12/31/2014	11.231212	12.046401	0
01/01/2015 to 12/31/2015	12.046401	11.682273	0
01/01/2016 to 12/31/2016	11.682273	11.968319	3,386
01/01/2017 to 12/31/2017	11.968319	13.575847	3,317
01/01/2018 to 12/31/2018	13.575847	12.368140	0
01/01/2019 to 12/31/2019	12.368140	14.777469	0
01/01/2020 to 12/31/2020	14.777469	15.457182	0
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.707448	1.604349	167,446
01/01/2012 to 12/31/2012	1.604349	1.827578	140,587
01/01/2013 to 12/31/2013	1.827578	2.479119	24,724
01/01/2014 to 12/31/2014	2.479119	2.550039	20,296
01/01/2015 to 12/31/2015	2.550039	2.390851	18,223
01/01/2016 to 12/31/2016	2.390851	2.839028	15,307
01/01/2017 to 12/31/2017	2.839028	3.188226	15,221
01/01/2018 to 12/31/2018	3.188226	2.779517	7,835
01/01/2019 to 12/31/2019	2.779517	3.419014	7,017
01/01/2020 to 12/31/2020	3.419014	4.005574	6,999
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.514018	3.506150	93,792
01/01/2012 to 12/31/2012	3.506150	3.972548	73,695
01/01/2013 to 12/31/2013	3.972548	5.135927	67,117
01/01/2014 to 12/31/2014	5.135927	5.702201	55,503
01/01/2015 to 12/31/2015	5.702201	5.648802	51,389
01/01/2016 to 12/31/2016	5.648802	6.176462	43,578
01/01/2017 to 12/31/2017	6.176462	7.351000	34,599
01/01/2018 to 12/31/2018	7.351000	6.866906	31,532
01/01/2019 to 12/31/2019	6.866906	8.817343	30,229
01/01/2020 to 12/31/2020	8.817343	10.198198	30,471
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.403694	1.230364	165,426
01/01/2012 to 12/31/2012	1.230364	1.409480	127,427
01/01/2013 to 12/31/2013	1.409480	1.650104	134,207
01/01/2014 to 12/31/2014	1.650104	1.507281	128,661
01/01/2015 to 12/31/2015	1.507281	1.453402	40,135
01/01/2016 to 12/31/2016	1.453402	1.414271	36,802
01/01/2017 to 12/31/2017	1.414271	1.779334	34,678
01/01/2018 to 12/31/2018	1.779334	1.502083	29,607
01/01/2019 to 12/31/2019	1.502083	1.892063	28,268
01/01/2020 to 12/31/2020	1.892063	2.099049	27,194
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	3.994517	4.006116	61,572
01/01/2012 to 12/31/2012	4.006116	4.376996	41,738
01/01/2013 to 12/31/2013	4.376996	5.100255	18,817
01/01/2014 to 12/31/2014	5.100255	5.425520	7,619
01/01/2015 to 12/31/2015	5.425520	5.304785	6,664
01/01/2016 to 12/31/2016	5.304785	5.672223	7,842
01/01/2017 to 12/31/2017	5.672223	6.246128	5,284
01/01/2018 to 12/31/2018	6.246128	5.774806	5,283
01/01/2019 to 12/31/2019	5.774806	6.806680	1,584
01/01/2020 to 12/31/2020	6.806680	7.315561	369

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.061599	1.063541	262,686
01/01/2012 to 12/31/2012	1.063541	1.189783	259,006
01/01/2013 to 12/31/2013	1.189783	1.538763	99,560
01/01/2014 to 12/31/2014	1.538763	1.657107	89,566
01/01/2015 to 12/31/2015	1.657107	1.526224	27,268
01/01/2016 to 12/31/2016	1.526224	1.769383	23,903
01/01/2017 to 12/31/2017	1.769383	1.864744	24,837
01/01/2018 to 04/30/2018	1.864744	1.795726	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.070798	1.073573	29,630
01/01/2012 to 12/31/2012	1.073573	1.202781	7,879
01/01/2013 to 12/31/2013	1.202781	1.557233	7,820
01/01/2014 to 12/31/2014	1.557233	1.678346	6,592
01/01/2015 to 12/31/2015	1.678346	1.547620	5,865
01/01/2016 to 12/31/2016	1.547620	1.794844	4,743
01/01/2017 to 12/31/2017	1.794844	1.894440	3,943
01/01/2018 to 04/30/2018	1.894440	1.825121	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.126865	1.113320	112,756
01/01/2012 to 12/31/2012	1.113320	1.271143	114,526
01/01/2013 to 12/31/2013	1.271143	1.689420	119,546
01/01/2014 to 12/31/2014	1.689420	1.833619	100,313
01/01/2015 to 12/31/2015	1.833619	1.793447	38,324
01/01/2016 to 12/31/2016	1.793447	2.008737	118,184
01/01/2017 to 12/31/2017	2.008737	2.318749	109,466
01/01/2018 to 12/31/2018	2.318749	2.042909	125,358
01/01/2019 to 12/31/2019	2.042909	2.604009	118,978
01/01/2020 to 12/31/2020	2.604009	2.649624	131,492
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.388224	2.194845	103,463
01/01/2012 to 12/31/2012	2.194845	2.487718	101,362
01/01/2013 to 04/26/2013	2.487718	2.734952	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.791473	8.583448	0
01/01/2012 to 12/31/2012	8.583448	9.597810	0
01/01/2013 to 04/26/2013	9.597810	10.498516	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.140010	1.128175	74,585
01/01/2012 to 12/31/2012	1.128175	1.288934	35,361
01/01/2013 to 12/31/2013	1.288934	1.716203	46,107
01/01/2014 to 12/31/2014	1.716203	1.863801	43,021
01/01/2015 to 12/31/2015	1.863801	1.824688	41,887
01/01/2016 to 12/31/2016	1.824688	2.045619	40,416
01/01/2017 to 12/31/2017	2.045619	2.365684	25,815
01/01/2018 to 12/31/2018	2.365684	2.085178	27,879
01/01/2019 to 12/31/2019	2.085178	2.661138	21,826
01/01/2020 to 12/31/2020	2.661138	2.710092	22,251
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.425546	2.231215	7,640
01/01/2012 to 12/31/2012	2.231215	2.531527	7,254

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 04/26/2013	2.531527	2.784104	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.404929	1.283755	60,013
01/01/2012 to 12/31/2012	1.283755	1.377063	51,219
01/01/2013 to 12/31/2013	1.377063	1.879369	91,435
01/01/2014 to 12/31/2014	1.879369	1.863627	67,703
01/01/2015 to 12/31/2015	1.863627	1.737571	60,520
01/01/2016 to 12/31/2016	1.737571	1.561410	57,861
01/01/2017 to 12/31/2017	1.561410	2.144687	45,659
01/01/2018 to 12/31/2018	2.144687	2.318848	34,117
01/01/2019 to 12/31/2019	2.318848	3.189831	36,730
01/01/2020 to 12/31/2020	3.189831	7.925896	24,335
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.558295	1.614030	49,377
01/01/2012 to 12/31/2012	1.614030	1.738814	46,922
01/01/2013 to 12/31/2013	1.738814	2.358821	194,925
01/01/2014 to 12/31/2014	2.358821	2.308622	178,473
01/01/2015 to 12/31/2015	2.308622	2.274915	71,821
01/01/2016 to 12/31/2016	2.274915	2.644006	64,756
01/01/2017 to 12/31/2017	2.644006	2.997700	63,500
01/01/2018 to 12/31/2018	2.997700	2.736889	62,476
01/01/2019 to 12/31/2019	2.736889	3.476795	62,720
01/01/2020 to 12/31/2020	3.476795	4.257928	63,023
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.495480	1.390660	275,005
01/01/2012 to 12/31/2012	1.390660	1.437188	251,014
01/01/2013 to 04/26/2013	1.437188	1.556080	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.571410	1.628414	51,832
01/01/2012 to 12/31/2012	1.628414	1.756683	49,968
01/01/2013 to 12/31/2013	1.756683	2.386237	108,178
01/01/2014 to 12/31/2014	2.386237	2.338024	106,041
01/01/2015 to 12/31/2015	2.338024	2.304992	55,991
01/01/2016 to 12/31/2016	2.304992	2.682259	53,475
01/01/2017 to 12/31/2017	2.682259	3.044411	47,023
01/01/2018 to 12/31/2018	3.044411	2.782494	45,588
01/01/2019 to 12/31/2019	2.782494	3.536907	44,106
01/01/2020 to 12/31/2020	3.536907	4.338588	43,325
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999747	1.032376	0
01/01/2015 to 12/31/2015	1.032376	0.957942	0
01/01/2016 to 12/31/2016	0.957942	1.044987	81,814
01/01/2017 to 12/31/2017	1.044987	1.155124	0
01/01/2018 to 12/31/2018	1.155124	1.047753	0
01/01/2019 to 12/31/2019	1.047753	1.254771	0
01/01/2020 to 12/31/2020	1.254771	1.377646	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.308499	14.520814	15,671
01/01/2012 to 12/31/2012	14.520814	15.554859	9,704
01/01/2013 to 12/31/2013	15.554859	13.853409	12,344
01/01/2014 to 12/31/2014	13.853409	13.992923	10,165
01/01/2015 to 12/31/2015	13.992923	13.309200	6,957
01/01/2016 to 12/31/2016	13.309200	13.716408	4,124

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	13.716408	13.932619	1,081
01/01/2018 to 12/31/2018	13.932619	13.346371	794
01/01/2019 to 12/31/2019	13.346371	14.185314	805
01/01/2020 to 12/31/2020	14.185314	15.531853	808
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.566946	1.587058	866,822
01/01/2012 to 12/31/2012	1.587058	1.702245	465,562
01/01/2013 to 12/31/2013	1.702245	1.639034	398,488
01/01/2014 to 12/31/2014	1.639034	1.676438	317,595
01/01/2015 to 12/31/2015	1.676438	1.645791	277,963
01/01/2016 to 12/31/2016	1.645791	1.657787	180,946
01/01/2017 to 12/31/2017	1.657787	1.700730	167,696
01/01/2018 to 12/31/2018	1.700730	1.665549	152,478
01/01/2019 to 12/31/2019	1.665549	1.773373	132,917
01/01/2020 to 12/31/2020	1.773373	1.888983	129,564
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214840	10.719329	0
01/01/2014 to 12/31/2014	10.719329	11.432127	0
01/01/2015 to 12/31/2015	11.432127	11.082129	0
01/01/2016 to 12/31/2016	11.082129	11.375720	1,572
01/01/2017 to 12/31/2017	11.375720	13.007310	1,534
01/01/2018 to 04/30/2018	13.007310	12.422165	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010671	1.064850	0
01/01/2013 to 12/31/2013	1.064850	1.151025	3,558
01/01/2014 to 12/31/2014	1.151025	1.217374	0
01/01/2015 to 12/31/2015	1.217374	1.184553	0
01/01/2016 to 12/31/2016	1.184553	1.228578	0
01/01/2017 to 12/31/2017	1.228578	1.378547	0
01/01/2018 to 12/31/2018	1.378547	1.225619	0
01/01/2019 to 12/31/2019	1.225619	1.461741	0
01/01/2020 to 12/31/2020	1.461741	1.465117	0
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.409705	11.319849	0
01/01/2012 to 12/31/2012	11.319849	12.538608	0
01/01/2013 to 12/31/2013	12.538608	13.900502	0
01/01/2014 to 12/31/2014	13.900502	14.438774	0
01/01/2015 to 12/31/2015	14.438774	13.895827	0
01/01/2016 to 12/31/2016	13.895827	14.430145	0
01/01/2017 to 12/31/2017	14.430145	16.413141	0
01/01/2018 to 12/31/2018	16.413141	15.060229	0
01/01/2019 to 12/31/2019	15.060229	17.683263	0
01/01/2020 to 12/31/2020	17.683263	19.064148	0
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.997693	10.566641	0
01/01/2012 to 12/31/2012	10.566641	11.931151	0
01/01/2013 to 12/31/2013	11.931151	13.829212	11,185
01/01/2014 to 12/31/2014	13.829212	14.305952	10,756
01/01/2015 to 12/31/2015	14.305952	13.719145	10,328
01/01/2016 to 12/31/2016	13.719145	14.394199	9,898
01/01/2017 to 12/31/2017	14.394199	16.905948	0
01/01/2018 to 12/31/2018	16.905948	15.142799	0

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	15.142799	18.201519	0
01/01/2020 to 12/31/2020	18.201519	19.787546	0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.336463	1.294497	274,403
01/01/2012 to 12/31/2012	1.294497	1.507941	270,568
01/01/2013 to 12/31/2013	1.507941	2.054204	197,940
01/01/2014 to 12/31/2014	2.054204	2.194530	151,686
01/01/2015 to 12/31/2015	2.194530	2.380779	95,657
01/01/2016 to 12/31/2016	2.380779	2.372939	80,938
01/01/2017 to 12/31/2017	2.372939	3.109436	70,312
01/01/2018 to 12/31/2018	3.109436	3.016893	80,146
01/01/2019 to 12/31/2019	3.016893	3.867550	69,153
01/01/2020 to 12/31/2020	3.867550	5.187596	55,697
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.662025	0.585603	172,565
01/01/2012 to 12/31/2012	0.585603	0.644472	141,291
01/01/2013 to 04/26/2013	0.644472	0.672974	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.002504	0.967949	217,185
01/01/2012 to 12/31/2012	0.967949	1.080120	216,276
01/01/2013 to 12/31/2013	1.080120	1.448185	254,671
01/01/2014 to 12/31/2014	1.448185	1.603250	237,835
01/01/2015 to 12/31/2015	1.603250	1.678894	212,907
01/01/2016 to 12/31/2016	1.678894	1.750563	164,673
01/01/2017 to 12/31/2017	1.750563	2.143803	90,439
01/01/2018 to 12/31/2018	2.143803	2.058173	75,926
01/01/2019 to 12/31/2019	2.058173	2.648165	77,851
01/01/2020 to 12/31/2020	2.648165	3.221221	62,664
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.703717	1.696754	60,858
01/01/2012 to 12/31/2012	1.696754	1.930458	59,785
01/01/2013 to 12/31/2013	1.930458	2.732180	81,738
01/01/2014 to 12/31/2014	2.732180	2.860362	76,835
01/01/2015 to 12/31/2015	2.860362	2.877110	56,213
01/01/2016 to 12/31/2016	2.877110	3.148687	84,446
01/01/2017 to 12/31/2017	3.148687	3.787715	64,183
01/01/2018 to 12/31/2018	3.787715	3.465763	55,151
01/01/2019 to 12/31/2019	3.465763	4.519436	53,837
01/01/2020 to 12/31/2020	4.519436	5.503093	53,804
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.367624	2.169180	247,665
01/01/2012 to 04/27/2012	2.169180	2.395278	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.383501	2.442845	232,642
01/01/2013 to 12/31/2013	2.442845	3.124823	112,472
01/01/2014 to 12/31/2014	3.124823	3.363356	92,010
01/01/2015 to 12/31/2015	3.363356	3.005158	69,388
01/01/2016 to 12/31/2016	3.005158	3.407459	65,292
01/01/2017 to 12/31/2017	3.407459	3.662130	61,275
01/01/2018 to 12/31/2018	3.662130	3.229871	55,883
01/01/2019 to 12/31/2019	3.229871	4.089694	49,763
01/01/2020 to 12/31/2020	4.089694	4.321204	50,231

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.723820	10.856793	0
01/01/2013 to 12/31/2013	10.856793	10.176098	0
01/01/2014 to 12/31/2014	10.176098	10.744452	0
01/01/2015 to 12/31/2015	10.744452	10.592865	0
01/01/2016 to 12/31/2016	10.592865	10.535681	3,886
01/01/2017 to 12/31/2017	10.535681	10.611992	0
01/01/2018 to 12/31/2018	10.611992	10.409652	0
01/01/2019 to 12/31/2019	10.409652	10.984607	0
01/01/2020 to 12/31/2020	10.984607	11.610528	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.370484	2.462939	144,182
01/01/2012 to 12/31/2012	2.462939	2.690590	133,621
01/01/2013 to 12/31/2013	2.690590	2.663111	157,942
01/01/2014 to 12/31/2014	2.663111	2.752570	166,509
01/01/2015 to 12/31/2015	2.752570	2.648052	121,649
01/01/2016 to 12/31/2016	2.648052	2.815332	135,576
01/01/2017 to 12/31/2017	2.815332	2.983114	192,934
01/01/2018 to 12/31/2018	2.983114	2.810301	186,225
01/01/2019 to 12/31/2019	2.810301	3.151487	177,725
01/01/2020 to 12/31/2020	3.151487	3.298150	174,233
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.151993	2.206840	94,980
01/01/2012 to 12/31/2012	2.206840	2.446645	93,559
01/01/2013 to 12/31/2013	2.446645	2.593441	107,704
01/01/2014 to 12/31/2014	2.593441	2.668846	96,486
01/01/2015 to 12/31/2015	2.668846	2.562954	78,009
01/01/2016 to 04/29/2016	2.562954	2.636947	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.407324	2.503351	23,802
01/01/2012 to 12/31/2012	2.503351	2.734837	27,953
01/01/2013 to 12/31/2013	2.734837	2.709810	39,869
01/01/2014 to 12/31/2014	2.709810	2.803754	26,366
01/01/2015 to 12/31/2015	2.803754	2.700189	25,692
01/01/2016 to 12/31/2016	2.700189	2.875349	43,286
01/01/2017 to 12/31/2017	2.875349	3.048198	41,930
01/01/2018 to 12/31/2018	3.048198	2.874860	41,682
01/01/2019 to 12/31/2019	2.874860	3.225661	34,720
01/01/2020 to 12/31/2020	3.225661	3.380847	34,740
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.615731	1.669717	430,621
01/01/2012 to 12/31/2012	1.669717	1.688901	404,197
01/01/2013 to 12/31/2013	1.688901	1.642934	183,082
01/01/2014 to 12/31/2014	1.642934	1.653947	141,792
01/01/2015 to 12/31/2015	1.653947	1.628615	102,494
01/01/2016 to 12/31/2016	1.628615	1.615090	87,776
01/01/2017 to 12/31/2017	1.615090	1.612139	70,374
01/01/2018 to 12/31/2018	1.612139	1.593466	60,756
01/01/2019 to 12/31/2019	1.593466	1.654673	62,564
01/01/2020 to 12/31/2020	1.654673	1.704043	63,647
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.640582	1.695660	47,568

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	1.695660	1.716802	57,442
01/01/2013 to 12/31/2013	1.716802	1.672701	65,566
01/01/2014 to 12/31/2014	1.672701	1.684139	65,037
01/01/2015 to 12/31/2015	1.684139	1.659848	62,526
01/01/2016 to 12/31/2016	1.659848	1.648950	61,490
01/01/2017 to 12/31/2017	1.648950	1.647453	64,948
01/01/2018 to 12/31/2018	1.647453	1.630087	66,990
01/01/2019 to 12/31/2019	1.630087	1.694291	64,645
01/01/2020 to 12/31/2020	1.694291	1.746462	67,341

	American Forerunner - 2.1
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	15.010546	15.596643	8,108
01/01/2012 to 12/31/2012	15.596643	16.091442	7,542
01/01/2013 to 12/31/2013	16.091442	15.416934	2,945
01/01/2014 to 12/31/2014	15.416934	15.893374	2,857
01/01/2015 to 12/31/2015	15.893374	15.605759	2,360
01/01/2016 to 12/31/2016	15.605759	15.731383	564
01/01/2017 to 12/31/2017	15.731383	15.969935	647
01/01/2018 to 12/31/2018	15.969935	15.524788	671
01/01/2019 to 12/31/2019	15.524788	16.624806	690
01/01/2020 to 12/31/2020	16.624806	17.863054	708
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.845459	2.252959	236,919
01/01/2012 to 12/31/2012	2.252959	2.606899	164,268
01/01/2013 to 12/31/2013	2.606899	3.274642	202,700
01/01/2014 to 12/31/2014	3.274642	3.274646	203,271
01/01/2015 to 12/31/2015	3.274646	3.215099	181,472
01/01/2016 to 12/31/2016	3.215099	3.214347	107,085
01/01/2017 to 12/31/2017	3.214347	3.962852	94,498
01/01/2018 to 12/31/2018	3.962852	3.470753	87,775
01/01/2019 to 12/31/2019	3.470753	4.469830	81,956
01/01/2020 to 12/31/2020	4.469830	5.677595	76,483
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	13.002089	12.187864	140,479
01/01/2012 to 12/31/2012	12.187864	14.068350	106,411
01/01/2013 to 12/31/2013	14.068350	17.923027	88,676
01/01/2014 to 12/31/2014	17.923027	19.043941	78,603
01/01/2015 to 12/31/2015	19.043941	19.927086	56,169
01/01/2016 to 12/31/2016	19.927086	21.364386	46,827
01/01/2017 to 12/31/2017	21.364386	26.841030	32,596
01/01/2018 to 12/31/2018	26.841030	26.215095	29,265
01/01/2019 to 12/31/2019	26.215095	33.570156	28,266
01/01/2020 to 12/31/2020	33.570156	49.990956	25,027
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	8.664092	8.329136	74,568
01/01/2012 to 12/31/2012	8.329136	9.580911	61,232
01/01/2013 to 12/31/2013	9.580911	12.524856	53,384
01/01/2014 to 12/31/2014	12.524856	13.568869	32,627

	American Forerunner - 2.1
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	13.568869	13.480155	22,332
01/01/2016 to 12/31/2016	13.480155	14.720856	18,306
01/01/2017 to 12/31/2017	14.720856	17.642540	15,247
01/01/2018 to 12/31/2018	17.642540	16.965170	13,847
01/01/2019 to 12/31/2019	16.965170	20.954677	12,713
01/01/2020 to 12/31/2020	20.954677	23.297326	11,238

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.178148	10.497446	27,096
01/01/2013 to 12/31/2013	10.497446	11.459381	26,438
01/01/2014 to 12/31/2014	11.459381	12.081996	23,998
01/01/2015 to 12/31/2015	12.081996	11.935192	10,066
01/01/2016 to 12/31/2016	11.935192	12.143818	384
01/01/2017 to 12/31/2017	12.143818	13.552152	338
01/01/2018 to 12/31/2018	13.552152	12.381420	295
01/01/2019 to 12/31/2019	12.381420	14.358534	254
01/01/2020 to 12/31/2020	14.358534	14.959964	214
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.784098	9.405479	340,192
01/01/2012 to 12/31/2012	9.405479	10.486500	320,197
01/01/2013 to 12/31/2013	10.486500	12.208182	265,478
01/01/2014 to 12/31/2014	12.208182	12.715716	220,120
01/01/2015 to 12/31/2015	12.715716	12.400753	184,722
01/01/2016 to 12/31/2016	12.400753	13.130747	138,151
01/01/2017 to 12/31/2017	13.130747	15.071216	80,927
01/01/2018 to 12/31/2018	15.071216	14.162702	14,367
01/01/2019 to 12/31/2019	14.162702	16.626204	0
01/01/2020 to 12/31/2020	16.626204	18.871223	0
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.306378	8.708073	265,381
01/01/2012 to 12/31/2012	8.708073	9.933828	243,472
01/01/2013 to 12/31/2013	9.933828	12.206386	194,163
01/01/2014 to 12/31/2014	12.206386	12.754435	159,965
01/01/2015 to 12/31/2015	12.754435	12.432218	138,970
01/01/2016 to 12/31/2016	12.432218	13.304348	64,201
01/01/2017 to 12/31/2017	13.304348	15.857161	45,346
01/01/2018 to 12/31/2018	15.857161	14.674276	0
01/01/2019 to 12/31/2019	14.674276	17.819099	0
01/01/2020 to 12/31/2020	17.819099	20.462478	0
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.026861	9.867207	131,461
01/01/2012 to 12/31/2012	9.867207	10.740633	64,891
01/01/2013 to 12/31/2013	10.740633	11.975342	62,079
01/01/2014 to 12/31/2014	11.975342	12.478537	60,137
01/01/2015 to 12/31/2015	12.478537	12.166943	57,318
01/01/2016 to 12/31/2016	12.166943	12.787964	48,989
01/01/2017 to 12/31/2017	12.787964	14.188915	32,273
01/01/2018 to 12/31/2018	14.188915	13.458526	4,685

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	13.458526	15.354103	4,235
01/01/2020 to 12/31/2020	15.354103	17.038496	3,806
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.107341	11.482334	36,576
01/01/2013 to 12/31/2013	11.482334	10.895034	32,049
01/01/2014 to 12/31/2014	10.895034	11.128446	28,383
01/01/2015 to 12/31/2015	11.128446	9.883533	24,193
01/01/2016 to 12/31/2016	9.883533	10.577105	7,641
01/01/2017 to 12/31/2017	10.577105	11.407300	1,967
01/01/2018 to 12/31/2018	11.407300	10.491455	0
01/01/2019 to 12/31/2019	10.491455	12.356676	0
01/01/2020 to 12/31/2020	12.356676	12.502698	0
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.253514	0.983318	225,054
01/01/2012 to 12/31/2012	0.983318	1.152720	190,179
01/01/2013 to 12/31/2013	1.152720	1.303544	129,285
01/01/2014 to 12/31/2014	1.303544	1.237484	94,731
01/01/2015 to 12/31/2015	1.237484	1.189030	31,311
01/01/2016 to 12/31/2016	1.189030	1.226804	22,586
01/01/2017 to 12/31/2017	1.226804	1.625402	21,580
01/01/2018 to 12/31/2018	1.625402	1.321818	21,515
01/01/2019 to 12/31/2019	1.321818	1.718954	21,220
01/01/2020 to 12/31/2020	1.718954	2.131540	20,649
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.276694	1.003412	314,645
01/01/2012 to 12/31/2012	1.003412	1.176545	121,847
01/01/2013 to 12/31/2013	1.176545	1.332323	9,381
01/01/2014 to 12/31/2014	1.332323	1.266775	10,029
01/01/2015 to 12/31/2015	1.266775	1.217463	10,536
01/01/2016 to 12/31/2016	1.217463	1.258418	10,081
01/01/2017 to 12/31/2017	1.258418	1.667639	0
01/01/2018 to 12/31/2018	1.667639	1.357744	0
01/01/2019 to 12/31/2019	1.357744	1.767797	0
01/01/2020 to 12/31/2020	1.767797	2.193940	0
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	4.739093	4.948227	297,802
01/01/2012 to 12/31/2012	4.948227	5.213354	203,786
01/01/2013 to 12/31/2013	5.213354	5.068752	119,210
01/01/2014 to 12/31/2014	5.068752	5.317351	102,172
01/01/2015 to 12/31/2015	5.317351	5.240288	65,380
01/01/2016 to 12/31/2016	5.240288	5.294288	27,359
01/01/2017 to 12/31/2017	5.294288	5.400231	30,309
01/01/2018 to 12/31/2018	5.400231	5.270739	25,522
01/01/2019 to 12/31/2019	5.270739	5.671259	22,192
01/01/2020 to 12/31/2020	5.671259	6.034105	1,372
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.970030	2.650074	56,725
01/01/2012 to 12/31/2012	2.650074	2.968815	53,391
01/01/2013 to 12/31/2013	2.968815	3.904435	28,744
01/01/2014 to 12/31/2014	3.904435	4.165949	23,050
01/01/2015 to 12/31/2015	4.165949	4.337580	15,199
01/01/2016 to 12/31/2016	4.337580	4.253881	0
01/01/2017 to 12/31/2017	4.253881	5.580891	0

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	5.580891	5.600050	0
01/01/2019 to 12/31/2019	5.600050	7.288570	0
01/01/2020 to 12/31/2020	7.288570	10.043885	0
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.010617	2.689002	95,310
01/01/2012 to 12/31/2012	2.689002	3.015125	7,680
01/01/2013 to 12/31/2013	3.015125	3.969554	0
01/01/2014 to 12/31/2014	3.969554	4.239654	0
01/01/2015 to 12/31/2015	4.239654	4.418294	0
01/01/2016 to 12/31/2016	4.418294	4.336983	0
01/01/2017 to 12/31/2017	4.336983	5.696819	0
01/01/2018 to 12/31/2018	5.696819	5.721162	0
01/01/2019 to 12/31/2019	5.721162	7.454324	0
01/01/2020 to 12/31/2020	7.454324	10.281440	0
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.934082	10.228279	24,458
01/01/2013 to 12/31/2013	10.228279	11.081407	23,993
01/01/2014 to 12/31/2014	11.081407	11.527592	23,550
01/01/2015 to 12/31/2015	11.527592	11.309628	5,507
01/01/2016 to 12/31/2016	11.309628	11.600120	0
01/01/2017 to 12/31/2017	11.600120	12.910083	0
01/01/2018 to 12/31/2018	12.910083	11.767660	0
01/01/2019 to 12/31/2019	11.767660	13.941603	0
01/01/2020 to 12/31/2020	13.941603	14.282476	0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.087120	2.049987	640,593
01/01/2012 to 12/31/2012	2.049987	2.013217	480,873
01/01/2013 to 12/31/2013	2.013217	1.977302	284,992
01/01/2014 to 12/31/2014	1.977302	1.942027	162,030
01/01/2015 to 12/31/2015	1.942027	1.907382	83,826
01/01/2016 to 12/31/2016	1.907382	1.875455	60,514
01/01/2017 to 12/31/2017	1.875455	1.853779	69,615
01/01/2018 to 12/31/2018	1.853779	1.848728	64,673
01/01/2019 to 12/31/2019	1.848728	1.849850	58,467
01/01/2020 to 12/31/2020	1.849850	1.820251	58,316
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	10.995788	11.907788	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	11.871776	10.140262	48,499
01/01/2012 to 12/31/2012	10.140262	11.625719	22,809
01/01/2013 to 12/31/2013	11.625719	14.787625	13,844
01/01/2014 to 12/31/2014	14.787625	15.262878	12,151
01/01/2015 to 12/31/2015	15.262878	14.689535	8,362
01/01/2016 to 12/31/2016	14.689535	15.722838	8,362
01/01/2017 to 12/31/2017	15.722838	18.984982	0
01/01/2018 to 12/31/2018	18.984982	16.767791	0
01/01/2019 to 12/31/2019	16.767791	20.994548	0
01/01/2020 to 12/31/2020	20.994548	24.518676	0
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.029104	12.199269	145,869
01/01/2012 to 12/31/2012	12.199269	13.080288	133,851
01/01/2013 to 12/31/2013	13.080288	13.397584	60,112
01/01/2014 to 12/31/2014	13.397584	13.747021	40,597

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	13.747021	13.422717	35,230
01/01/2016 to 12/31/2016	13.422717	13.780488	22,962
01/01/2017 to 12/31/2017	13.780488	14.473647	21,192
01/01/2018 to 12/31/2018	14.473647	13.842896	19,382
01/01/2019 to 12/31/2019	13.842896	15.191630	17,686
01/01/2020 to 12/31/2020	15.191630	16.339841	16,599
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.888988	11.799844	150,064
01/01/2012 to 12/31/2012	11.799844	12.916496	115,298
01/01/2013 to 12/31/2013	12.916496	14.072044	103,523
01/01/2014 to 12/31/2014	14.072044	14.501892	97,569
01/01/2015 to 12/31/2015	14.501892	14.090300	70,800
01/01/2016 to 12/31/2016	14.090300	14.681437	17,494
01/01/2017 to 12/31/2017	14.681437	15.954908	7,217
01/01/2018 to 12/31/2018	15.954908	14.979131	1,351
01/01/2019 to 12/31/2019	14.979131	17.006396	1,190
01/01/2020 to 12/31/2020	17.006396	18.545827	1,035
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.682869	11.317815	585,958
01/01/2012 to 12/31/2012	11.317815	12.586649	430,585
01/01/2013 to 12/31/2013	12.586649	14.585405	469,473
01/01/2014 to 12/31/2014	14.585405	15.048701	308,423
01/01/2015 to 12/31/2015	15.048701	14.592840	233,220
01/01/2016 to 12/31/2016	14.592840	15.350892	94,304
01/01/2017 to 12/31/2017	15.350892	17.298996	50,688
01/01/2018 to 12/31/2018	17.298996	15.948174	12,406
01/01/2019 to 12/31/2019	15.948174	18.706120	10,893
01/01/2020 to 12/31/2020	18.706120	20.916082	9,450
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.571990	9.236064	82,366
01/01/2012 to 12/31/2012	9.236064	10.532994	77,474
01/01/2013 to 04/26/2013	10.532994	11.324926	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.397941	12.957546	66,214
01/01/2014 to 04/25/2014	12.957546	12.888928	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.397710	10.772518	753,279
01/01/2012 to 12/31/2012	10.772518	12.207192	613,911
01/01/2013 to 12/31/2013	12.207192	14.904296	525,076
01/01/2014 to 12/31/2014	14.904296	15.403607	522,175
01/01/2015 to 12/31/2015	15.403607	14.872188	435,585
01/01/2016 to 12/31/2016	14.872188	15.796001	202,738
01/01/2017 to 12/31/2017	15.796001	18.487942	105,868
01/01/2018 to 12/31/2018	18.487942	16.683403	90,025
01/01/2019 to 12/31/2019	16.683403	20.273831	76,977
01/01/2020 to 12/31/2020	20.273831	23.215515	64,701
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	9.960927	10.395119	10,609
01/01/2013 to 12/31/2013	10.395119	11.675982	41,761
01/01/2014 to 12/31/2014	11.675982	12.574137	83,356
01/01/2015 to 12/31/2015	12.574137	11.845004	81,699
01/01/2016 to 12/31/2016	11.845004	12.606873	68,309
01/01/2017 to 12/31/2017	12.606873	14.652688	63,113

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	14.652688	13.330401	23,850
01/01/2019 to 12/31/2019	13.330401	16.177976	141,388
01/01/2020 to 12/31/2020	16.177976	17.878124	11,819
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.794837	2.923249	279,202
01/01/2012 to 12/31/2012	2.923249	3.203320	271,103
01/01/2013 to 12/31/2013	3.203320	4.294846	170,195
01/01/2014 to 12/31/2014	4.294846	4.288834	90,860
01/01/2015 to 12/31/2015	4.288834	3.805195	44,470
01/01/2016 to 12/31/2016	3.805195	4.583901	8,774
01/01/2017 to 12/31/2017	4.583901	5.066929	7,204
01/01/2018 to 12/31/2018	5.066929	4.308358	6,866
01/01/2019 to 12/31/2019	4.308358	5.223323	6,748
01/01/2020 to 12/31/2020	5.223323	5.436690	6,633
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.867912	3.002711	399,350
01/01/2012 to 12/31/2012	3.002711	3.293711	248,704
01/01/2013 to 12/31/2013	3.293711	4.420584	104,919
01/01/2014 to 12/31/2014	4.420584	4.418772	99,917
01/01/2015 to 12/31/2015	4.418772	3.924324	98,141
01/01/2016 to 12/31/2016	3.924324	4.732250	90,447
01/01/2017 to 12/31/2017	4.732250	5.236249	81,166
01/01/2018 to 12/31/2018	5.236249	4.456738	83,637
01/01/2019 to 12/31/2019	4.456738	5.408596	7,505
01/01/2020 to 12/31/2020	5.408596	5.635225	7,073
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.987535	9.740597	831
01/01/2012 to 12/31/2012	9.740597	9.986641	4,698
01/01/2013 to 12/31/2013	9.986641	9.922338	15,644
01/01/2014 to 12/31/2014	9.922338	9.848415	9,366
01/01/2015 to 12/31/2015	9.848415	9.612514	4,183
01/01/2016 to 12/31/2016	9.612514	9.736865	3,901
01/01/2017 to 12/31/2017	9.736865	9.690991	2,333
01/01/2018 to 12/31/2018	9.690991	9.558720	0
01/01/2019 to 12/31/2019	9.558720	9.823437	0
01/01/2020 to 12/31/2020	9.823437	9.852578	0
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	36.510005	37.147107	1,833
01/01/2012 to 12/31/2012	37.147107	40.898270	2,613
01/01/2013 to 12/31/2013	40.898270	48.313736	2,428
01/01/2014 to 12/31/2014	48.313736	52.330139	1,805
01/01/2015 to 12/31/2015	52.330139	52.575994	1,903
01/01/2016 to 12/31/2016	52.575994	55.119111	1,569
01/01/2017 to 12/31/2017	55.119111	62.179506	1,465
01/01/2018 to 12/31/2018	62.179506	58.616985	0
01/01/2019 to 12/31/2019	58.616985	70.649775	0
01/01/2020 to 12/31/2020	70.649775	81.491326	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.092757	2.908013	769,213
01/01/2012 to 12/31/2012	2.908013	3.216203	614,461
01/01/2013 to 12/31/2013	3.216203	4.212596	405,066
01/01/2014 to 12/31/2014	4.212596	4.565821	193,113
01/01/2015 to 12/31/2015	4.565821	4.580412	107,546

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	4.580412	4.816109	87,015
01/01/2017 to 12/31/2017	4.816109	5.620209	66,398
01/01/2018 to 12/31/2018	5.620209	5.499907	61,375
01/01/2019 to 12/31/2019	5.499907	7.057149	34,277
01/01/2020 to 12/31/2020	7.057149	7.691362	10,089
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.139924	2.955135	446,132
01/01/2012 to 12/31/2012	2.955135	3.270770	200,516
01/01/2013 to 12/31/2013	3.270770	4.289523	62,464
01/01/2014 to 12/31/2014	4.289523	4.653115	55,143
01/01/2015 to 12/31/2015	4.653115	4.673692	50,390
01/01/2016 to 12/31/2016	4.673692	4.918632	47,811
01/01/2017 to 12/31/2017	4.918632	5.745187	46,001
01/01/2018 to 12/31/2018	5.745187	5.628064	40,190
01/01/2019 to 12/31/2019	5.628064	7.228617	7,482
01/01/2020 to 12/31/2020	7.228617	7.885934	7,129
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.684984	5.598022	33,423
01/01/2012 to 12/31/2012	5.598022	6.235055	23,778
01/01/2013 to 12/31/2013	6.235055	8.223282	15,833
01/01/2014 to 12/31/2014	8.223282	9.167348	11,642
01/01/2015 to 12/31/2015	9.167348	9.408443	8,899
01/01/2016 to 12/31/2016	9.408443	10.005508	12,258
01/01/2017 to 12/31/2017	10.005508	11.983657	10,900
01/01/2018 to 12/31/2018	11.983657	11.024528	0
01/01/2019 to 12/31/2019	11.024528	14.271808	0
01/01/2020 to 12/31/2020	14.271808	17.118357	0
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	13.886119	12.876948	44,693
01/01/2012 to 12/31/2012	12.876948	15.932812	36,845
01/01/2013 to 12/31/2013	15.932812	16.203410	30,366
01/01/2014 to 12/31/2014	16.203410	18.025806	17,599
01/01/2015 to 12/31/2015	18.025806	17.456087	9,635
01/01/2016 to 12/31/2016	17.456087	17.294568	5,787
01/01/2017 to 12/31/2017	17.294568	18.812199	3,056
01/01/2018 to 12/31/2018	18.812199	16.877417	2,650
01/01/2019 to 12/31/2019	16.877417	20.689042	663
01/01/2020 to 12/31/2020	20.689042	19.299451	201
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	41.008878	38.971843	3,373
01/01/2012 to 12/31/2012	38.971843	42.365395	2,494
01/01/2013 to 12/31/2013	42.365395	55.105714	1,002
01/01/2014 to 12/31/2014	55.105714	60.009011	804
01/01/2015 to 12/31/2015	60.009011	60.473347	526
01/01/2016 to 12/31/2016	60.473347	62.457947	329
01/01/2017 to 12/31/2017	62.457947	76.644091	300
01/01/2018 to 12/31/2018	76.644091	70.827311	0
01/01/2019 to 12/31/2019	70.827311	92.407636	0
01/01/2020 to 12/31/2020	92.407636	119.238811	0
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.922551	1.619117	818,908
01/01/2012 to 12/31/2012	1.619117	2.055239	719,231
01/01/2013 to 12/31/2013	2.055239	2.634050	514,113

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	2.634050	2.437265	370,457
01/01/2015 to 12/31/2015	2.437265	2.285533	289,241
01/01/2016 to 12/31/2016	2.285533	2.428332	241,349
01/01/2017 to 12/31/2017	2.428332	3.110899	190,571
01/01/2018 to 12/31/2018	3.110899	2.322687	193,143
01/01/2019 to 12/31/2019	2.322687	2.840589	67,543
01/01/2020 to 12/31/2020	2.840589	2.932570	38,722
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010647	1.045112	338,561
01/01/2013 to 12/31/2013	1.045112	1.045571	342,145
01/01/2014 to 12/31/2014	1.045571	1.084229	306,798
01/01/2015 to 12/31/2015	1.084229	1.020107	128,089
01/01/2016 to 12/31/2016	1.020107	1.119301	47,209
01/01/2017 to 12/31/2017	1.119301	1.209332	0
01/01/2018 to 12/31/2018	1.209332	1.111214	0
01/01/2019 to 12/31/2019	1.111214	1.258156	0
01/01/2020 to 12/31/2020	1.258156	1.360904	0
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.677282	15.903115	19,467
01/01/2012 to 12/31/2012	15.903115	18.925203	11,937
01/01/2013 to 12/31/2013	18.925203	23.627439	9,669
01/01/2014 to 12/31/2014	23.627439	23.703067	5,648
01/01/2015 to 12/31/2015	23.703067	24.196416	661
01/01/2016 to 12/31/2016	24.196416	23.819656	509
01/01/2017 to 12/31/2017	23.819656	31.990495	2,770
01/01/2018 to 12/31/2018	31.990495	27.286923	2,683
01/01/2019 to 12/31/2019	27.286923	35.260199	1,986
01/01/2020 to 12/31/2020	35.260199	44.181787	470
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.022979	8.251080	3,720
01/01/2012 to 12/31/2012	8.251080	9.903252	343
01/01/2013 to 04/26/2013	9.903252	10.514810	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.532714	1.489150	124,966
01/01/2012 to 12/31/2012	1.489150	1.729070	120,541
01/01/2013 to 12/31/2013	1.729070	2.380523	62,261
01/01/2014 to 12/31/2014	2.380523	2.523016	58,552
01/01/2015 to 12/31/2015	2.523016	2.435637	34,729
01/01/2016 to 12/31/2016	2.435637	2.665728	24,207
01/01/2017 to 12/31/2017	2.665728	3.281589	11,906
01/01/2018 to 12/31/2018	3.281589	2.931129	11,906
01/01/2019 to 12/31/2019	2.931129	3.581539	11,906
01/01/2020 to 12/31/2020	3.581539	5.514200	11,906
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.491554	0.483873	385,090
01/01/2012 to 12/31/2012	0.483873	0.549126	419,142
01/01/2013 to 12/31/2013	0.549126	0.737441	397,714
01/01/2014 to 12/31/2014	0.737441	0.787613	327,962
01/01/2015 to 12/31/2015	0.787613	0.855093	147,492
01/01/2016 to 12/31/2016	0.855093	0.838749	116,941
01/01/2017 to 12/31/2017	0.838749	1.128557	111,384
01/01/2018 to 12/31/2018	1.128557	1.109573	11,795
01/01/2019 to 12/31/2019	1.109573	1.443907	0

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	1.443907	2.217577	0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.083645	7.830117	14,634
01/01/2012 to 04/27/2012	7.830117	8.797392	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.495135	0.487813	35,498
01/01/2012 to 12/31/2012	0.487813	0.553702	0
01/01/2013 to 12/31/2013	0.553702	0.744518	0
01/01/2014 to 12/31/2014	0.744518	0.796003	0
01/01/2015 to 12/31/2015	0.796003	0.865181	0
01/01/2016 to 12/31/2016	0.865181	0.849634	0
01/01/2017 to 12/31/2017	0.849634	1.144315	0
01/01/2018 to 12/31/2018	1.144315	1.126287	0
01/01/2019 to 12/31/2019	1.126287	1.466433	0
01/01/2020 to 12/31/2020	1.466433	2.255383	0
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012701	1.047153	102,145
01/01/2013 to 12/31/2013	1.047153	1.141470	105,305
01/01/2014 to 12/31/2014	1.141470	1.199313	105,460
01/01/2015 to 12/31/2015	1.199313	1.188452	97,704
01/01/2016 to 12/31/2016	1.188452	1.201136	16,681
01/01/2017 to 12/31/2017	1.201136	1.376287	0
01/01/2018 to 12/31/2018	1.376287	1.254448	0
01/01/2019 to 12/31/2019	1.254448	1.440450	0
01/01/2020 to 12/31/2020	1.440450	1.587650	0
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996796	1.037539	0
01/01/2015 to 12/31/2015	1.037539	1.009006	0
01/01/2016 to 12/31/2016	1.009006	1.010776	0
01/01/2017 to 12/31/2017	1.010776	1.146561	0
01/01/2018 to 04/30/2018	1.146561	1.116675	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.733003	0.743333	172,308
01/01/2012 to 12/31/2012	0.743333	0.865113	137,185
01/01/2013 to 12/31/2013	0.865113	1.237159	139,704
01/01/2014 to 12/31/2014	1.237159	1.444657	509,740
01/01/2015 to 12/31/2015	1.444657	1.361609	213,771
01/01/2016 to 12/31/2016	1.361609	1.373166	132,504
01/01/2017 to 12/31/2017	1.373166	1.597021	112,959
01/01/2018 to 12/31/2018	1.597021	1.457670	41,800
01/01/2019 to 12/31/2019	1.457670	1.769099	17,579
01/01/2020 to 12/31/2020	1.769099	2.297444	17,579
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	138.571745	125.835311	6,722
01/01/2012 to 12/31/2012	125.835311	151.404221	5,144
01/01/2013 to 12/31/2013	151.404221	191.509486	3,645
01/01/2014 to 04/25/2014	191.509486	199.169061	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.722150	6.076491	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.614189	0.555655	369,202
01/01/2012 to 12/31/2012	0.555655	0.647011	150,187
01/01/2013 to 12/31/2013	0.647011	0.926835	48,871

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	0.926835	1.082758	42,192
01/01/2015 to 12/31/2015	1.082758	1.021045	26,525
01/01/2016 to 12/31/2016	1.021045	1.031276	26,797
01/01/2017 to 12/31/2017	1.031276	1.200763	13,835
01/01/2018 to 12/31/2018	1.200763	1.097367	0
01/01/2019 to 12/31/2019	1.097367	1.332749	0
01/01/2020 to 12/31/2020	1.332749	1.731686	0
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.578413	0.614280	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.762608	13.988801	30,673
01/01/2014 to 12/31/2014	13.988801	14.215613	24,063
01/01/2015 to 12/31/2015	14.215613	14.133421	17,865
01/01/2016 to 12/31/2016	14.133421	14.544433	14,803
01/01/2017 to 12/31/2017	14.544433	17.567036	9,014
01/01/2018 to 12/31/2018	17.567036	16.322396	7,480
01/01/2019 to 12/31/2019	16.322396	20.443876	6,873
01/01/2020 to 12/31/2020	20.443876	23.047470	6,581
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	10.981759	11.016470	43,360
01/01/2012 to 12/31/2012	11.016470	12.170564	50,288
01/01/2013 to 04/26/2013	12.170564	12.687936	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.343038	3.294641	94,987
01/01/2012 to 12/31/2012	3.294641	3.697236	85,244
01/01/2013 to 12/31/2013	3.697236	5.108722	53,706
01/01/2014 to 12/31/2014	5.108722	5.193290	25,643
01/01/2015 to 12/31/2015	5.193290	5.011777	11,843
01/01/2016 to 12/31/2016	5.011777	5.856274	6,999
01/01/2017 to 12/31/2017	5.856274	6.612485	7,743
01/01/2018 to 12/31/2018	6.612485	5.760287	6,144
01/01/2019 to 12/31/2019	5.760287	7.084774	4,227
01/01/2020 to 12/31/2020	7.084774	7.778111	4,403
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.387573	3.341919	81,270
01/01/2012 to 12/31/2012	3.341919	3.753951	26,602
01/01/2013 to 12/31/2013	3.753951	5.192318	8,619
01/01/2014 to 12/31/2014	5.192318	5.283322	8,840
01/01/2015 to 12/31/2015	5.283322	5.103933	8,446
01/01/2016 to 12/31/2016	5.103933	5.969823	8,211
01/01/2017 to 12/31/2017	5.969823	6.747384	0
01/01/2018 to 12/31/2018	6.747384	5.883766	0
01/01/2019 to 12/31/2019	5.883766	7.243725	0
01/01/2020 to 12/31/2020	7.243725	7.960591	0
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.030558	1.039998	327,819
01/01/2012 to 12/31/2012	1.039998	1.132618	149,648
01/01/2013 to 12/31/2013	1.132618	1.650611	60,683
01/01/2014 to 12/31/2014	1.650611	1.636315	30,315
01/01/2015 to 12/31/2015	1.636315	1.630060	4,077
01/01/2016 to 12/31/2016	1.630060	1.697795	4,163
01/01/2017 to 12/31/2017	1.697795	2.112556	2,827

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	2.112556	2.080450	0
01/01/2019 to 12/31/2019	2.080450	2.585022	0
01/01/2020 to 12/31/2020	2.585022	3.403131	0
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.478920	1.558401	540,454
01/01/2012 to 12/31/2012	1.558401	1.585934	458,014
01/01/2013 to 12/31/2013	1.585934	1.518207	327,307
01/01/2014 to 12/31/2014	1.518207	1.572812	218,546
01/01/2015 to 12/31/2015	1.572812	1.546137	202,831
01/01/2016 to 12/31/2016	1.546137	1.551055	109,511
01/01/2017 to 12/31/2017	1.551055	1.568620	37,018
01/01/2018 to 12/31/2018	1.568620	1.533532	0
01/01/2019 to 12/31/2019	1.533532	1.631748	0
01/01/2020 to 12/31/2020	1.631748	1.714969	0
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.668696	1.603135	384,238
01/01/2012 to 12/31/2012	1.603135	1.847226	186,578
01/01/2013 to 12/31/2013	1.847226	2.409917	101,184
01/01/2014 to 12/31/2014	2.409917	2.585283	72,920
01/01/2015 to 12/31/2015	2.585283	2.472600	60,007
01/01/2016 to 12/31/2016	2.472600	2.917563	46,214
01/01/2017 to 12/31/2017	2.917563	3.313525	11,998
01/01/2018 to 12/31/2018	3.313525	2.879574	11,186
01/01/2019 to 12/31/2019	2.879574	3.551302	5,236
01/01/2020 to 12/31/2020	3.551302	3.946569	5,089
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.220344	1.046995	422,668
01/01/2012 to 12/31/2012	1.046995	1.213557	289,843
01/01/2013 to 12/31/2013	1.213557	1.448421	161,388
01/01/2014 to 12/31/2014	1.448421	1.333416	118,279
01/01/2015 to 12/31/2015	1.333416	1.292865	90,918
01/01/2016 to 12/31/2016	1.292865	1.282501	55,832
01/01/2017 to 12/31/2017	1.282501	1.569650	50,985
01/01/2018 to 12/31/2018	1.569650	1.324450	26,480
01/01/2019 to 12/31/2019	1.324450	1.581163	25,219
01/01/2020 to 12/31/2020	1.581163	1.670524	23,528
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.776308	11.237736	3,447
01/01/2014 to 12/31/2014	11.237736	12.059426	0
01/01/2015 to 12/31/2015	12.059426	11.700756	1,239
01/01/2016 to 12/31/2016	11.700756	11.993249	1,168
01/01/2017 to 12/31/2017	11.993249	13.610907	3,322
01/01/2018 to 12/31/2018	13.610907	12.406321	3,322
01/01/2019 to 12/31/2019	12.406321	14.830500	3,322
01/01/2020 to 12/31/2020	14.830500	15.520432	0
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.717822	1.614902	388,769
01/01/2012 to 12/31/2012	1.614902	1.840525	243,735
01/01/2013 to 12/31/2013	1.840525	2.497928	138,387
01/01/2014 to 12/31/2014	2.497928	2.570672	115,690
01/01/2015 to 12/31/2015	2.570672	2.411402	110,477
01/01/2016 to 12/31/2016	2.411402	2.864862	82,589
01/01/2017 to 12/31/2017	2.864862	3.218843	64,816

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	3.218843	2.807622	66,172
01/01/2019 to 12/31/2019	2.807622	3.455312	11,107
01/01/2020 to 12/31/2020	3.455312	4.050129	10,270
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.550569	3.544387	175,033
01/01/2012 to 12/31/2012	3.544387	4.017890	117,505
01/01/2013 to 12/31/2013	4.017890	5.197144	67,931
01/01/2014 to 12/31/2014	5.197144	5.773053	41,843
01/01/2015 to 12/31/2015	5.773053	5.721851	22,133
01/01/2016 to 12/31/2016	5.721851	6.259464	822
01/01/2017 to 12/31/2017	6.259464	7.453498	723
01/01/2018 to 12/31/2018	7.453498	6.966159	0
01/01/2019 to 12/31/2019	6.966159	8.949259	0
01/01/2020 to 12/31/2020	8.949259	10.355963	0
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.394594	1.222999	513,768
01/01/2012 to 12/31/2012	1.222999	1.401747	187,808
01/01/2013 to 12/31/2013	1.401747	1.641871	109,439
01/01/2014 to 12/31/2014	1.641871	1.500511	88,690
01/01/2015 to 12/31/2015	1.500511	1.447598	57,254
01/01/2016 to 12/31/2016	1.447598	1.409328	58,820
01/01/2017 to 12/31/2017	1.409328	1.773999	42,498
01/01/2018 to 12/31/2018	1.773999	1.498333	0
01/01/2019 to 12/31/2019	1.498333	1.888283	0
01/01/2020 to 12/31/2020	1.888283	2.095907	0
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	4.042075	4.055835	462,408
01/01/2012 to 12/31/2012	4.055835	4.433546	299,586
01/01/2013 to 12/31/2013	4.433546	5.168731	147,415
01/01/2014 to 12/31/2014	5.168731	5.501114	92,026
01/01/2015 to 12/31/2015	5.501114	5.381387	81,154
01/01/2016 to 12/31/2016	5.381387	5.757008	35,853
01/01/2017 to 12/31/2017	5.757008	6.342652	28,685
01/01/2018 to 12/31/2018	6.342652	5.866997	1,829
01/01/2019 to 12/31/2019	5.866997	6.918802	1,645
01/01/2020 to 12/31/2020	6.918802	7.439796	1,470
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.066212	1.068696	252,499
01/01/2012 to 12/31/2012	1.068696	1.196150	333,560
01/01/2013 to 12/31/2013	1.196150	1.547771	285,344
01/01/2014 to 12/31/2014	1.547771	1.667642	149,705
01/01/2015 to 12/31/2015	1.667642	1.536696	98,422
01/01/2016 to 12/31/2016	1.536696	1.782414	62,119
01/01/2017 to 12/31/2017	1.782414	1.879414	61,936
01/01/2018 to 04/30/2018	1.879414	1.810149	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.075444	1.078769	123,475
01/01/2012 to 12/31/2012	1.078769	1.209211	63,299
01/01/2013 to 12/31/2013	1.209211	1.566340	49,189
01/01/2014 to 12/31/2014	1.566340	1.689006	46,288
01/01/2015 to 12/31/2015	1.689006	1.558229	46,286

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	1.558229	1.808052	44,960
01/01/2017 to 12/31/2017	1.808052	1.909332	6,387
01/01/2018 to 04/30/2018	1.909332	1.839768	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.133730	1.120662	467,893
01/01/2012 to 12/31/2012	1.120662	1.280168	509,989
01/01/2013 to 12/31/2013	1.280168	1.702266	752,926
01/01/2014 to 12/31/2014	1.702266	1.848485	507,759
01/01/2015 to 12/31/2015	1.848485	1.808891	454,550
01/01/2016 to 12/31/2016	1.808891	2.027049	326,405
01/01/2017 to 12/31/2017	2.027049	2.341053	206,988
01/01/2018 to 12/31/2018	2.341053	2.063598	81,131
01/01/2019 to 12/31/2019	2.063598	2.631695	70,348
01/01/2020 to 12/31/2020	2.631695	2.679140	73,285
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.409424	2.215435	106,198
01/01/2012 to 12/31/2012	2.215435	2.512317	94,546
01/01/2013 to 04/26/2013	2.512317	2.762435	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.803303	8.599289	1,780
01/01/2012 to 12/31/2012	8.599289	9.620356	3,325
01/01/2013 to 04/26/2013	9.620356	10.524851	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.146954	1.135614	272,127
01/01/2012 to 12/31/2012	1.135614	1.298085	96,697
01/01/2013 to 12/31/2013	1.298085	1.729252	46,666
01/01/2014 to 12/31/2014	1.729252	1.878911	40,054
01/01/2015 to 12/31/2015	1.878911	1.840401	36,724
01/01/2016 to 12/31/2016	1.840401	2.064266	33,589
01/01/2017 to 12/31/2017	2.064266	2.388438	31,072
01/01/2018 to 12/31/2018	2.388438	2.106294	39,122
01/01/2019 to 12/31/2019	2.106294	2.689431	9,032
01/01/2020 to 12/31/2020	2.689431	2.740280	8,200
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.447057	2.252126	59,629
01/01/2012 to 12/31/2012	2.252126	2.556538	53,732
01/01/2013 to 04/26/2013	2.556538	2.812056	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.414654	1.293287	237,073
01/01/2012 to 12/31/2012	1.293287	1.387986	169,703
01/01/2013 to 12/31/2013	1.387986	1.895222	76,475
01/01/2014 to 12/31/2014	1.895222	1.880288	79,203
01/01/2015 to 12/31/2015	1.880288	1.753983	20,278
01/01/2016 to 12/31/2016	1.753983	1.576946	17,760
01/01/2017 to 12/31/2017	1.576946	2.167106	16,934
01/01/2018 to 12/31/2018	2.167106	2.344267	5,067
01/01/2019 to 12/31/2019	2.344267	3.226410	4,797
01/01/2020 to 12/31/2020	3.226410	8.020796	4,407
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.566493	1.623331	361,023
01/01/2012 to 12/31/2012	1.623331	1.749713	276,626
01/01/2013 to 12/31/2013	1.749713	2.374793	248,365
01/01/2014 to 12/31/2014	2.374793	2.325417	114,431

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	2.325417	2.292611	64,143
01/01/2016 to 12/31/2016	2.292611	2.665904	51,650
01/01/2017 to 12/31/2017	2.665904	3.024036	62,597
01/01/2018 to 12/31/2018	3.024036	2.762323	39,178
01/01/2019 to 12/31/2019	2.762323	3.510860	26,903
01/01/2020 to 12/31/2020	3.510860	4.301801	2,565
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.502389	1.397783	273,425
01/01/2012 to 12/31/2012	1.397783	1.445276	184,564
01/01/2013 to 04/26/2013	1.445276	1.565086	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.579638	1.637757	581,945
01/01/2012 to 12/31/2012	1.637757	1.767649	296,831
01/01/2013 to 12/31/2013	1.767649	2.402334	187,694
01/01/2014 to 12/31/2014	2.402334	2.354974	181,089
01/01/2015 to 12/31/2015	2.354974	2.322863	166,209
01/01/2016 to 12/31/2016	2.322863	2.704407	156,846
01/01/2017 to 12/31/2017	2.704407	3.071080	130,811
01/01/2018 to 12/31/2018	3.071080	2.808282	128,225
01/01/2019 to 12/31/2019	2.808282	3.571471	15,041
01/01/2020 to 12/31/2020	3.571471	4.383183	13,512
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999754	1.032732	0
01/01/2015 to 12/31/2015	1.032732	0.958753	0
01/01/2016 to 12/31/2016	0.958753	1.046394	0
01/01/2017 to 12/31/2017	1.046394	1.157256	0
01/01/2018 to 12/31/2018	1.157256	1.050215	0
01/01/2019 to 12/31/2019	1.050215	1.258348	0
01/01/2020 to 12/31/2020	1.258348	1.382266	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.359662	14.583904	201,426
01/01/2012 to 12/31/2012	14.583904	15.630295	129,771
01/01/2013 to 12/31/2013	15.630295	13.927560	75,121
01/01/2014 to 12/31/2014	13.927560	14.074859	51,452
01/01/2015 to 12/31/2015	14.074859	13.393831	21,287
01/01/2016 to 12/31/2016	13.393831	13.810532	14,793
01/01/2017 to 12/31/2017	13.810532	14.035224	13,425
01/01/2018 to 12/31/2018	14.035224	13.451421	5,409
01/01/2019 to 12/31/2019	13.451421	14.304118	5,302
01/01/2020 to 12/31/2020	14.304118	15.669786	4,490
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.574726	1.595733	3,196,561
01/01/2012 to 12/31/2012	1.595733	1.712410	2,389,032
01/01/2013 to 12/31/2013	1.712410	1.649647	1,672,208
01/01/2014 to 12/31/2014	1.649647	1.688136	1,052,584
01/01/2015 to 12/31/2015	1.688136	1.658104	557,658
01/01/2016 to 12/31/2016	1.658104	1.671026	379,999
01/01/2017 to 12/31/2017	1.671026	1.715166	340,155
01/01/2018 to 12/31/2018	1.715166	1.680532	248,782
01/01/2019 to 12/31/2019	1.680532	1.790220	219,527
01/01/2020 to 12/31/2020	1.790220	1.907885	222,834
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
04/29/2013 to 12/31/2013	10.214980	10.723087	0
01/01/2014 to 12/31/2014	10.723087	11.441855	1,783
01/01/2015 to 12/31/2015	11.441855	11.097109	1,783
01/01/2016 to 12/31/2016	11.097109	11.396794	1,783
01/01/2017 to 12/31/2017	11.396794	13.037902	1,734
01/01/2018 to 04/30/2018	13.037902	12.453412	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010679	1.065216	100,008
01/01/2013 to 12/31/2013	1.065216	1.151996	93,303
01/01/2014 to 12/31/2014	1.151996	1.219011	86,926
01/01/2015 to 12/31/2015	1.219011	1.186739	91,505
01/01/2016 to 12/31/2016	1.186739	1.231461	11,393
01/01/2017 to 12/31/2017	1.231461	1.382471	0
01/01/2018 to 12/31/2018	1.382471	1.229726	16,267
01/01/2019 to 12/31/2019	1.229726	1.467373	16,267
01/01/2020 to 12/31/2020	1.467373	1.471499	0
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.439728	11.355300	100,516
01/01/2012 to 12/31/2012	11.355300	12.584198	29,940
01/01/2013 to 12/31/2013	12.584198	13.958021	12,504
01/01/2014 to 12/31/2014	13.958021	14.505773	10,833
01/01/2015 to 12/31/2015	14.505773	13.967291	11,643
01/01/2016 to 12/31/2016	13.967291	14.511610	9,786
01/01/2017 to 12/31/2017	14.511610	16.514029	9,606
01/01/2018 to 12/31/2018	16.514029	15.160427	0
01/01/2019 to 12/31/2019	15.160427	17.809813	0
01/01/2020 to 12/31/2020	17.809813	19.210210	0
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.026635	10.599738	697
01/01/2012 to 12/31/2012	10.599738	11.974538	6,932
01/01/2013 to 12/31/2013	11.974538	13.886441	11,367
01/01/2014 to 12/31/2014	13.886441	14.372340	12,435
01/01/2015 to 12/31/2015	14.372340	13.789705	208
01/01/2016 to 12/31/2016	13.789705	14.475466	0
01/01/2017 to 12/31/2017	14.475466	17.009871	0
01/01/2018 to 12/31/2018	17.009871	15.243552	0
01/01/2019 to 12/31/2019	15.243552	18.331786	0
01/01/2020 to 12/31/2020	18.331786	19.939159	0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.344606	1.303034	97,668
01/01/2012 to 12/31/2012	1.303034	1.518648	186,366
01/01/2013 to 12/31/2013	1.518648	2.069824	238,878
01/01/2014 to 12/31/2014	2.069824	2.212323	190,677
01/01/2015 to 12/31/2015	2.212323	2.401282	169,523
01/01/2016 to 12/31/2016	2.401282	2.394572	124,344
01/01/2017 to 12/31/2017	2.394572	3.139348	74,264
01/01/2018 to 12/31/2018	3.139348	3.047447	41,496
01/01/2019 to 12/31/2019	3.047447	3.908673	13,335
01/01/2020 to 12/31/2020	3.908673	5.245381	4,893
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.665289	0.588784	429,867
01/01/2012 to 12/31/2012	0.588784	0.648298	285,461
01/01/2013 to 04/26/2013	0.648298	0.677078	0

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.007541	0.973298	805,190
01/01/2012 to 12/31/2012	0.973298	1.086634	755,449
01/01/2013 to 12/31/2013	1.086634	1.457648	724,744
01/01/2014 to 12/31/2014	1.457648	1.614533	378,359
01/01/2015 to 12/31/2015	1.614533	1.691556	292,797
01/01/2016 to 12/31/2016	1.691556	1.764647	255,412
01/01/2017 to 12/31/2017	1.764647	2.162127	221,737
01/01/2018 to 12/31/2018	2.162127	2.076810	174,558
01/01/2019 to 12/31/2019	2.076810	2.673481	27,925
01/01/2020 to 12/31/2020	2.673481	3.253646	25,126
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.715545	1.709387	131,841
01/01/2012 to 12/31/2012	1.709387	1.945808	136,370
01/01/2013 to 12/31/2013	1.945808	2.755282	113,802
01/01/2014 to 12/31/2014	2.755282	2.885990	85,263
01/01/2015 to 12/31/2015	2.885990	2.904341	56,438
01/01/2016 to 12/31/2016	2.904341	3.180077	44,851
01/01/2017 to 12/31/2017	3.180077	3.827384	36,305
01/01/2018 to 12/31/2018	3.827384	3.503822	25,720
01/01/2019 to 12/31/2019	3.503822	4.571351	0
01/01/2020 to 12/31/2020	4.571351	5.569098	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.382006	2.183446	461,531
01/01/2012 to 04/27/2012	2.183446	2.411425	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.399578	2.460148	347,030
01/01/2013 to 12/31/2013	2.460148	3.148529	175,855
01/01/2014 to 12/31/2014	3.148529	3.390567	95,123
01/01/2015 to 12/31/2015	3.390567	3.030988	46,693
01/01/2016 to 12/31/2016	3.030988	3.438465	31,408
01/01/2017 to 12/31/2017	3.438465	3.697297	33,146
01/01/2018 to 12/31/2018	3.697297	3.262528	31,960
01/01/2019 to 12/31/2019	3.262528	4.133110	28,245
01/01/2020 to 12/31/2020	4.133110	4.369268	7,347
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.729226	10.865912	988
01/01/2013 to 12/31/2013	10.865912	10.189740	5,744
01/01/2014 to 12/31/2014	10.189740	10.764236	23,391
01/01/2015 to 12/31/2015	10.764236	10.617679	20,929
01/01/2016 to 12/31/2016	10.617679	10.565643	0
01/01/2017 to 12/31/2017	10.565643	10.647479	0
01/01/2018 to 12/31/2018	10.647479	10.449715	0
01/01/2019 to 12/31/2019	10.449715	11.032398	0
01/01/2020 to 12/31/2020	11.032398	11.666889	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.389723	2.484166	603,675
01/01/2012 to 12/31/2012	2.484166	2.715144	520,994
01/01/2013 to 12/31/2013	2.715144	2.688758	432,184
01/01/2014 to 12/31/2014	2.688758	2.780469	311,327
01/01/2015 to 12/31/2015	2.780469	2.676230	183,399

	American Forerunner - 1.80
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	2.676230	2.846713	194,205
01/01/2017 to 12/31/2017	2.846713	3.017869	181,093
01/01/2018 to 12/31/2018	3.017869	2.844473	144,008
01/01/2019 to 12/31/2019	2.844473	3.191403	91,628
01/01/2020 to 12/31/2020	3.191403	3.341598	38,429
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.187446	2.244316	938,950
01/01/2012 to 12/31/2012	2.244316	2.489444	642,975
01/01/2013 to 12/31/2013	2.489444	2.640127	377,632
01/01/2014 to 12/31/2014	2.640127	2.718248	249,731
01/01/2015 to 12/31/2015	2.718248	2.611702	142,190
01/01/2016 to 04/29/2016	2.611702	2.687545	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.426849	2.524913	432,435
01/01/2012 to 12/31/2012	2.524913	2.759780	152,238
01/01/2013 to 12/31/2013	2.759780	2.735893	35,253
01/01/2014 to 12/31/2014	2.735893	2.832157	31,596
01/01/2015 to 12/31/2015	2.832157	2.728907	29,932
01/01/2016 to 12/31/2016	2.728907	2.907383	39,211
01/01/2017 to 12/31/2017	2.907383	3.083695	37,532
01/01/2018 to 12/31/2018	3.083695	2.909801	36,291
01/01/2019 to 12/31/2019	2.909801	3.266498	34,930
01/01/2020 to 12/31/2020	3.266498	3.425366	34,085
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.628845	1.684109	353,037
01/01/2012 to 12/31/2012	1.684109	1.704315	307,484
01/01/2013 to 12/31/2013	1.704315	1.658758	225,413
01/01/2014 to 12/31/2014	1.658758	1.670713	140,078
01/01/2015 to 12/31/2015	1.670713	1.645946	32,496
01/01/2016 to 12/31/2016	1.645946	1.633094	31,414
01/01/2017 to 12/31/2017	1.633094	1.630923	29,810
01/01/2018 to 12/31/2018	1.630923	1.612844	6,732
01/01/2019 to 12/31/2019	1.612844	1.675633	6,976
01/01/2020 to 12/31/2020	1.675633	1.726493	6,988
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.653908	1.710285	165,464
01/01/2012 to 12/31/2012	1.710285	1.732480	87,549
01/01/2013 to 12/31/2013	1.732480	1.688821	9,126
01/01/2014 to 12/31/2014	1.688821	1.701220	7,423
01/01/2015 to 12/31/2015	1.701220	1.677521	0
01/01/2016 to 12/31/2016	1.677521	1.667341	0
01/01/2017 to 12/31/2017	1.667341	1.666658	0
01/01/2018 to 12/31/2018	1.666658	1.649919	0
01/01/2019 to 12/31/2019	1.649919	1.715761	0
01/01/2020 to 12/31/2020	1.715761	1.769481	0

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	15.113562	15.711512	27,983

	American Forerunner - 2.05
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	15.711512	16.218105	24,878
01/01/2013 to 12/31/2013	16.218105	15.546060	24,393
01/01/2014 to 12/31/2014	15.546060	16.034505	21,215
01/01/2015 to 12/31/2015	16.034505	15.752211	15,617
01/01/2016 to 12/31/2016	15.752211	15.886956	6,030
01/01/2017 to 12/31/2017	15.886956	16.135911	2,923
01/01/2018 to 12/31/2018	16.135911	15.694026	2,963
01/01/2019 to 12/31/2019	15.694026	16.814438	2,830
01/01/2020 to 12/31/2020	16.814438	18.075869	2,848
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.863468	2.268350	803,848
01/01/2012 to 12/31/2012	2.268350	2.626028	550,461
01/01/2013 to 12/31/2013	2.626028	3.300319	366,399
01/01/2014 to 12/31/2014	3.300319	3.301975	288,977
01/01/2015 to 12/31/2015	3.301975	3.243553	223,407
01/01/2016 to 12/31/2016	3.243553	3.244416	177,156
01/01/2017 to 12/31/2017	3.244416	4.001916	143,491
01/01/2018 to 12/31/2018	4.001916	3.506731	134,383
01/01/2019 to 12/31/2019	3.506731	4.518422	10,693
01/01/2020 to 12/31/2020	4.518422	5.742195	9,312
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	13.179021	12.359883	443,972
01/01/2012 to 12/31/2012	12.359883	14.274081	280,753
01/01/2013 to 12/31/2013	14.274081	18.194216	179,002
01/01/2014 to 12/31/2014	18.194216	19.341760	128,823
01/01/2015 to 12/31/2015	19.341760	20.248839	87,775
01/01/2016 to 12/31/2016	20.248839	21.720200	50,898
01/01/2017 to 12/31/2017	21.720200	27.301653	34,800
01/01/2018 to 12/31/2018	27.301653	26.678392	25,821
01/01/2019 to 12/31/2019	26.678392	34.180519	11,065
01/01/2020 to 12/31/2020	34.180519	50.925368	4,810
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	8.782098	8.446794	359,266
01/01/2012 to 12/31/2012	8.446794	9.721135	201,274
01/01/2013 to 12/31/2013	9.721135	12.714519	120,503
01/01/2014 to 12/31/2014	12.714519	13.781230	86,710
01/01/2015 to 12/31/2015	13.781230	13.697977	53,483
01/01/2016 to 12/31/2016	13.697977	14.966205	23,504
01/01/2017 to 12/31/2017	14.966205	17.945522	8,403
01/01/2018 to 12/31/2018	17.945522	17.265202	5,228
01/01/2019 to 12/31/2019	17.265202	21.335927	3,877
01/01/2020 to 12/31/2020	21.335927	23.733095	3,718

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.183282	10.506265	0
01/01/2013 to 12/31/2013	10.506265	11.474744	0
01/01/2014 to 12/31/2014	11.474744	12.104244	0
01/01/2015 to 12/31/2015	12.104244	11.963151	0

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	11.963151	12.178353	0
01/01/2017 to 12/31/2017	12.178353	13.597468	0
01/01/2018 to 12/31/2018	13.597468	12.429073	0
01/01/2019 to 12/31/2019	12.429073	14.421005	0
01/01/2020 to 12/31/2020	14.421005	15.032587	0
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.797260	9.422832	20,943
01/01/2012 to 12/31/2012	9.422832	10.511129	188,072
01/01/2013 to 12/31/2013	10.511129	12.242973	187,028
01/01/2014 to 12/31/2014	12.242973	12.758332	182,196
01/01/2015 to 12/31/2015	12.758332	12.448539	91,469
01/01/2016 to 12/31/2016	12.448539	13.187937	10,169
01/01/2017 to 12/31/2017	13.187937	15.144404	9,556
01/01/2018 to 12/31/2018	15.144404	14.238639	8,929
01/01/2019 to 12/31/2019	14.238639	16.723708	8,293
01/01/2020 to 12/31/2020	16.723708	18.991411	7,688
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.318900	8.724143	2,207
01/01/2012 to 12/31/2012	8.724143	9.957163	1,464
01/01/2013 to 12/31/2013	9.957163	12.241176	1,434
01/01/2014 to 12/31/2014	12.241176	12.797185	1,032
01/01/2015 to 12/31/2015	12.797185	12.480129	1,032
01/01/2016 to 12/31/2016	12.480129	13.362298	1,032
01/01/2017 to 12/31/2017	13.362298	15.934169	1,032
01/01/2018 to 12/31/2018	15.934169	14.752960	1,032
01/01/2019 to 12/31/2019	14.752960	17.923604	1,032
01/01/2020 to 12/31/2020	17.923604	20.592808	1,032
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.040347	9.885409	173,554
01/01/2012 to 12/31/2012	9.885409	10.765856	7,429
01/01/2013 to 12/31/2013	10.765856	12.009466	22,768
01/01/2014 to 12/31/2014	12.009466	12.520354	26,952
01/01/2015 to 12/31/2015	12.520354	12.213823	11,561
01/01/2016 to 12/31/2016	12.213823	12.843658	7,793
01/01/2017 to 12/31/2017	12.843658	14.257815	4,830
01/01/2018 to 12/31/2018	14.257815	13.530683	4,415
01/01/2019 to 12/31/2019	13.530683	15.444142	4,012
01/01/2020 to 12/31/2020	15.444142	17.147006	2,835
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.113091	11.492134	0
01/01/2013 to 12/31/2013	11.492134	10.909788	0
01/01/2014 to 12/31/2014	10.909788	11.149090	0
01/01/2015 to 12/31/2015	11.149090	9.906825	0
01/01/2016 to 12/31/2016	9.906825	10.607334	0
01/01/2017 to 12/31/2017	10.607334	11.445606	0
01/01/2018 to 12/31/2018	11.445606	10.531983	0
01/01/2019 to 12/31/2019	10.531983	12.410611	0
01/01/2020 to 12/31/2020	12.410611	12.563569	0
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.265915	0.993541	106,154
01/01/2012 to 12/31/2012	0.993541	1.165291	183,537
01/01/2013 to 12/31/2013	1.165291	1.318418	71,596
01/01/2014 to 12/31/2014	1.318418	1.252230	72,648

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	1.252230	1.203802	76,921
01/01/2016 to 12/31/2016	1.203802	1.242665	78,122
01/01/2017 to 12/31/2017	1.242665	1.647238	71,893
01/01/2018 to 12/31/2018	1.647238	1.340250	25,766
01/01/2019 to 12/31/2019	1.340250	1.743795	26,068
01/01/2020 to 12/31/2020	1.743795	2.163428	24,251
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.289333	1.013852	89,961
01/01/2012 to 12/31/2012	1.013852	1.189384	76,584
01/01/2013 to 12/31/2013	1.189384	1.347535	41,519
01/01/2014 to 12/31/2014	1.347535	1.281881	38,566
01/01/2015 to 12/31/2015	1.281881	1.232597	21,181
01/01/2016 to 12/31/2016	1.232597	1.274698	20,417
01/01/2017 to 12/31/2017	1.274698	1.690055	16,631
01/01/2018 to 12/31/2018	1.690055	1.376687	16,797
01/01/2019 to 12/31/2019	1.376687	1.793358	15,797
01/01/2020 to 12/31/2020	1.793358	2.226778	14,625
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	4.803646	5.018129	79,195
01/01/2012 to 12/31/2012	5.018129	5.289660	68,659
01/01/2013 to 12/31/2013	5.289660	5.145515	66,049
01/01/2014 to 12/31/2014	5.145515	5.400578	59,321
01/01/2015 to 12/31/2015	5.400578	5.324971	53,429
01/01/2016 to 12/31/2016	5.324971	5.382534	43,864
01/01/2017 to 12/31/2017	5.382534	5.492981	56,622
01/01/2018 to 12/31/2018	5.492981	5.363962	58,258
01/01/2019 to 12/31/2019	5.363962	5.774452	85,321
01/01/2020 to 12/31/2020	5.774452	6.146980	84,513
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.994155	2.672934	16,876
01/01/2012 to 12/31/2012	2.672934	2.995929	16,330
01/01/2013 to 12/31/2013	2.995929	3.942065	16,290
01/01/2014 to 12/31/2014	3.942065	4.208204	11,002
01/01/2015 to 12/31/2015	4.208204	4.383767	10,573
01/01/2016 to 12/31/2016	4.383767	4.301328	971
01/01/2017 to 12/31/2017	4.301328	5.645950	922
01/01/2018 to 12/31/2018	5.645950	5.668184	2,085
01/01/2019 to 12/31/2019	5.668184	7.380937	2,178
01/01/2020 to 12/31/2020	7.380937	10.176265	2,134
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.035119	2.712240	51,492
01/01/2012 to 12/31/2012	2.712240	3.042711	46,079
01/01/2013 to 12/31/2013	3.042711	4.007874	33,243
01/01/2014 to 12/31/2014	4.007874	4.282723	25,997
01/01/2015 to 12/31/2015	4.282723	4.465410	19,766
01/01/2016 to 12/31/2016	4.465410	4.385425	19,337
01/01/2017 to 12/31/2017	4.385425	5.763319	16,486
01/01/2018 to 12/31/2018	5.763319	5.790859	15,576
01/01/2019 to 12/31/2019	5.790859	7.548908	14,834
01/01/2020 to 12/31/2020	7.548908	10.417113	9,984
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.939093	10.236873	0
01/01/2013 to 12/31/2013	10.236873	11.096263	6,974

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	11.096263	11.548820	6,974
01/01/2015 to 12/31/2015	11.548820	11.336124	0
01/01/2016 to 12/31/2016	11.336124	11.633112	0
01/01/2017 to 12/31/2017	11.633112	12.953256	767
01/01/2018 to 12/31/2018	12.953256	11.812954	731
01/01/2019 to 12/31/2019	11.812954	14.002262	698
01/01/2020 to 12/31/2020	14.002262	14.351813	661
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.115822	2.079215	208,125
01/01/2012 to 12/31/2012	2.079215	2.042948	325,539
01/01/2013 to 12/31/2013	2.042948	2.007506	100,213
01/01/2014 to 12/31/2014	2.007506	1.972679	350,806
01/01/2015 to 12/31/2015	1.972679	1.938455	227,305
01/01/2016 to 12/31/2016	1.938455	1.906962	63,293
01/01/2017 to 12/31/2017	1.906962	1.885862	54,529
01/01/2018 to 12/31/2018	1.885862	1.881670	51,523
01/01/2019 to 12/31/2019	1.881670	1.883754	50,661
01/01/2020 to 12/31/2020	1.883754	1.854542	33,100
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	11.027054	11.943594	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	11.907523	10.174174	7,794
01/01/2012 to 12/31/2012	10.174174	11.670463	1,388
01/01/2013 to 12/31/2013	11.670463	14.851958	0
01/01/2014 to 12/31/2014	14.851958	15.336947	0
01/01/2015 to 12/31/2015	15.336947	14.768208	0
01/01/2016 to 12/31/2016	14.768208	15.814950	0
01/01/2017 to 12/31/2017	15.814950	19.105724	310
01/01/2018 to 12/31/2018	19.105724	16.882926	310
01/01/2019 to 12/31/2019	16.882926	21.149276	310
01/01/2020 to 12/31/2020	21.149276	24.711762	310
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.063294	12.240045	5,876
01/01/2012 to 12/31/2012	12.240045	13.130607	6,005
01/01/2013 to 12/31/2013	13.130607	13.455850	5,545
01/01/2014 to 12/31/2014	13.455850	13.813712	5,636
01/01/2015 to 12/31/2015	13.813712	13.494583	1,947
01/01/2016 to 12/31/2016	13.494583	13.861199	1,931
01/01/2017 to 12/31/2017	13.861199	14.565678	1,914
01/01/2018 to 12/31/2018	14.565678	13.937923	1,896
01/01/2019 to 12/31/2019	13.937923	15.303566	1,879
01/01/2020 to 12/31/2020	15.303566	16.468490	1,861
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.922783	11.839290	149,561
01/01/2012 to 12/31/2012	11.839290	12.966189	149,432
01/01/2013 to 12/31/2013	12.966189	14.133248	149,305
01/01/2014 to 12/31/2014	14.133248	14.572251	14,700
01/01/2015 to 12/31/2015	14.572251	14.165745	957
01/01/2016 to 12/31/2016	14.165745	14.767429	955
01/01/2017 to 12/31/2017	14.767429	16.056361	953
01/01/2018 to 12/31/2018	16.056361	15.081964	951
01/01/2019 to 12/31/2019	15.081964	17.131709	949
01/01/2020 to 12/31/2020	17.131709	18.691852	947

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.716081	11.355654	176,727
01/01/2012 to 12/31/2012	11.355654	12.635079	168,884
01/01/2013 to 12/31/2013	12.635079	14.648845	156,685
01/01/2014 to 12/31/2014	14.648845	15.121717	147,446
01/01/2015 to 12/31/2015	15.121717	14.670981	100,162
01/01/2016 to 12/31/2016	14.670981	15.440811	98,775
01/01/2017 to 12/31/2017	15.440811	17.409001	98,959
01/01/2018 to 12/31/2018	17.409001	16.057664	97,772
01/01/2019 to 12/31/2019	16.057664	18.843964	90,311
01/01/2020 to 12/31/2020	18.843964	21.080776	89,631
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.584867	9.253106	0
01/01/2012 to 12/31/2012	9.253106	10.557734	0
01/01/2013 to 04/26/2013	10.557734	11.353330	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.426575	12.994473	0
01/01/2014 to 04/25/2014	12.994473	12.927697	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.430115	10.808540	148,068
01/01/2012 to 12/31/2012	10.808540	12.254168	128,288
01/01/2013 to 12/31/2013	12.254168	14.969130	123,818
01/01/2014 to 12/31/2014	14.969130	15.478353	118,810
01/01/2015 to 12/31/2015	15.478353	14.951832	113,750
01/01/2016 to 12/31/2016	14.951832	15.888535	106,432
01/01/2017 to 12/31/2017	15.888535	18.605515	102,182
01/01/2018 to 12/31/2018	18.605515	16.797950	97,223
01/01/2019 to 12/31/2019	16.797950	20.423237	93,140
01/01/2020 to 12/31/2020	20.423237	23.398326	92,655
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	9.965951	10.403852	0
01/01/2013 to 12/31/2013	10.403852	11.691635	0
01/01/2014 to 12/31/2014	11.691635	12.597290	0
01/01/2015 to 12/31/2015	12.597290	11.872752	0
01/01/2016 to 12/31/2016	11.872752	12.642725	1,065
01/01/2017 to 12/31/2017	12.642725	14.701682	1,000
01/01/2018 to 12/31/2018	14.701682	13.381705	932
01/01/2019 to 12/31/2019	13.381705	16.248360	871
01/01/2020 to 12/31/2020	16.248360	17.964905	0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.819659	2.950684	54,552
01/01/2012 to 12/31/2012	2.950684	3.235009	52,720
01/01/2013 to 12/31/2013	3.235009	4.339501	61,085
01/01/2014 to 12/31/2014	4.339501	4.335595	49,339
01/01/2015 to 12/31/2015	4.335595	3.848609	47,327
01/01/2016 to 12/31/2016	3.848609	4.638517	32,539
01/01/2017 to 12/31/2017	4.638517	5.129856	28,073
01/01/2018 to 12/31/2018	5.129856	4.364059	28,039
01/01/2019 to 12/31/2019	4.364059	5.293500	29,107
01/01/2020 to 12/31/2020	5.293500	5.512498	32,522
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.893422	3.030932	88,581
01/01/2012 to 12/31/2012	3.030932	3.326340	85,853

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	3.326340	4.466606	73,114
01/01/2014 to 12/31/2014	4.466606	4.467009	66,944
01/01/2015 to 12/31/2015	4.467009	3.969149	50,440
01/01/2016 to 12/31/2016	3.969149	4.788697	47,073
01/01/2017 to 12/31/2017	4.788697	5.301350	33,250
01/01/2018 to 12/31/2018	5.301350	4.514419	33,009
01/01/2019 to 12/31/2019	4.514419	5.481336	32,430
01/01/2020 to 12/31/2020	5.481336	5.713877	26,379
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.987604	9.743895	0
01/01/2012 to 12/31/2012	9.743895	9.995045	0
01/01/2013 to 12/31/2013	9.995045	9.935655	2,126
01/01/2014 to 12/31/2014	9.935655	9.866566	2,115
01/01/2015 to 12/31/2015	9.866566	9.635047	2,103
01/01/2016 to 12/31/2016	9.635047	9.764572	0
01/01/2017 to 12/31/2017	9.764572	9.723415	0
01/01/2018 to 12/31/2018	9.723415	9.595525	0
01/01/2019 to 12/31/2019	9.595525	9.866193	0
01/01/2020 to 12/31/2020	9.866193	9.900424	0
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	36.959940	37.623657	3,420
01/01/2012 to 12/31/2012	37.623657	41.443766	591
01/01/2013 to 12/31/2013	41.443766	48.982615	552
01/01/2014 to 12/31/2014	48.982615	53.081155	510
01/01/2015 to 12/31/2015	53.081155	53.357215	468
01/01/2016 to 12/31/2016	53.357215	55.966094	718
01/01/2017 to 12/31/2017	55.966094	63.166458	687
01/01/2018 to 12/31/2018	63.166458	59.577352	498
01/01/2019 to 12/31/2019	59.577352	71.843192	484
01/01/2020 to 12/31/2020	71.843192	82.909421	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.117876	2.933096	239,240
01/01/2012 to 12/31/2012	2.933096	3.245575	212,147
01/01/2013 to 12/31/2013	3.245575	4.253192	204,694
01/01/2014 to 12/31/2014	4.253192	4.612126	193,041
01/01/2015 to 12/31/2015	4.612126	4.629179	183,531
01/01/2016 to 12/31/2016	4.629179	4.869820	147,400
01/01/2017 to 12/31/2017	4.869820	5.685720	118,649
01/01/2018 to 12/31/2018	5.685720	5.566816	92,971
01/01/2019 to 12/31/2019	5.566816	7.146574	68,277
01/01/2020 to 12/31/2020	7.146574	7.792731	61,397
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.165478	2.980673	79,589
01/01/2012 to 12/31/2012	2.980673	3.300693	63,777
01/01/2013 to 12/31/2013	3.300693	4.330930	57,513
01/01/2014 to 12/31/2014	4.330930	4.700382	48,786
01/01/2015 to 12/31/2015	4.700382	4.723530	43,644
01/01/2016 to 12/31/2016	4.723530	4.973568	42,443
01/01/2017 to 12/31/2017	4.973568	5.812249	33,142
01/01/2018 to 12/31/2018	5.812249	5.696624	32,221
01/01/2019 to 12/31/2019	5.696624	7.320334	28,979
01/01/2020 to 12/31/2020	7.320334	7.989997	27,800
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	5.763916	5.678580	10,490
01/01/2012 to 12/31/2012	5.678580	6.327958	5,452
01/01/2013 to 12/31/2013	6.327958	8.349982	4,520
01/01/2014 to 12/31/2014	8.349982	9.313247	3,612
01/01/2015 to 12/31/2015	9.313247	9.562960	1,088
01/01/2016 to 12/31/2016	9.562960	10.174916	1,007
01/01/2017 to 12/31/2017	10.174916	12.192633	0
01/01/2018 to 12/31/2018	12.192633	11.222423	0
01/01/2019 to 12/31/2019	11.222423	14.535256	0
01/01/2020 to 12/31/2020	14.535256	17.443092	0
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	13.932543	12.926451	29,910
01/01/2012 to 12/31/2012	12.926451	16.002101	23,546
01/01/2013 to 12/31/2013	16.002101	16.282017	17,110
01/01/2014 to 12/31/2014	16.282017	18.122311	14,196
01/01/2015 to 12/31/2015	18.122311	17.558323	14,611
01/01/2016 to 12/31/2016	17.558323	17.404553	14,287
01/01/2017 to 12/31/2017	17.404553	18.941275	14,109
01/01/2018 to 12/31/2018	18.941275	17.001771	11,300
01/01/2019 to 12/31/2019	17.001771	20.851901	7,005
01/01/2020 to 12/31/2020	20.851901	19.461137	7,700
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	41.476854	39.436257	2,625
01/01/2012 to 12/31/2012	39.436257	42.891804	1,987
01/01/2013 to 12/31/2013	42.891804	55.818316	1,955
01/01/2014 to 12/31/2014	55.818316	60.815426	1,751
01/01/2015 to 12/31/2015	60.815426	61.316662	1,637
01/01/2016 to 12/31/2016	61.316662	63.360613	1,402
01/01/2017 to 12/31/2017	63.360613	77.790534	981
01/01/2018 to 12/31/2018	77.790534	71.922933	891
01/01/2019 to 12/31/2019	71.922933	93.884013	806
01/01/2020 to 12/31/2020	93.884013	121.204606	637
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.931459	1.627432	253,749
01/01/2012 to 12/31/2012	1.627432	2.066832	228,474
01/01/2013 to 12/31/2013	2.066832	2.650232	229,912
01/01/2014 to 12/31/2014	2.650232	2.453466	190,887
01/01/2015 to 12/31/2015	2.453466	2.301877	199,057
01/01/2016 to 12/31/2016	2.301877	2.446919	197,089
01/01/2017 to 12/31/2017	2.446919	3.136274	131,704
01/01/2018 to 12/31/2018	3.136274	2.342811	126,798
01/01/2019 to 12/31/2019	2.342811	2.866634	126,495
01/01/2020 to 12/31/2020	2.866634	2.960943	107,991
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.948950	1.644769	22,255
01/01/2012 to 12/31/2012	1.644769	2.089161	24,258
01/01/2013 to 12/31/2013	2.089161	2.682111	15,559
01/01/2014 to 12/31/2014	2.682111	2.486256	6,406
01/01/2015 to 12/31/2015	2.486256	2.334302	6,181
01/01/2016 to 12/31/2016	2.334302	2.484423	6,167
01/01/2017 to 12/31/2017	2.484423	3.186684	5,424
01/01/2018 to 12/31/2018	3.186684	2.383810	5,630
01/01/2019 to 12/31/2019	2.383810	2.918694	2,939

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	2.918694	3.018298	2,864
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010655	1.045471	0
01/01/2013 to 12/31/2013	1.045471	1.046454	0
01/01/2014 to 12/31/2014	1.046454	1.085687	0
01/01/2015 to 12/31/2015	1.085687	1.021990	0
01/01/2016 to 12/31/2016	1.021990	1.121928	0
01/01/2017 to 12/31/2017	1.121928	1.212775	0
01/01/2018 to 12/31/2018	1.212775	1.114938	0
01/01/2019 to 12/31/2019	1.114938	1.263003	0
01/01/2020 to 12/31/2020	1.263003	1.366833	0
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.800035	16.021549	4,749
01/01/2012 to 12/31/2012	16.021549	19.075725	3,373
01/01/2013 to 12/31/2013	19.075725	23.827264	3,334
01/01/2014 to 12/31/2014	23.827264	23.915490	3,388
01/01/2015 to 12/31/2015	23.915490	24.425474	3,263
01/01/2016 to 12/31/2016	24.425474	24.057176	3,341
01/01/2017 to 12/31/2017	24.057176	32.325590	3,043
01/01/2018 to 12/31/2018	32.325590	27.586633	608
01/01/2019 to 12/31/2019	27.586633	35.665310	577
01/01/2020 to 12/31/2020	35.665310	44.711808	571
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.035119	8.266309	253
01/01/2012 to 12/31/2012	8.266309	9.926517	308
01/01/2013 to 04/26/2013	9.926517	10.541188	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.539813	1.496795	141,184
01/01/2012 to 12/31/2012	1.496795	1.738820	130,095
01/01/2013 to 12/31/2013	1.738820	2.395143	130,130
01/01/2014 to 12/31/2014	2.395143	2.539781	97,265
01/01/2015 to 12/31/2015	2.539781	2.453048	96,836
01/01/2016 to 12/31/2016	2.453048	2.686126	114,070
01/01/2017 to 12/31/2017	2.686126	3.308348	21,674
01/01/2018 to 12/31/2018	3.308348	2.956518	4,264
01/01/2019 to 12/31/2019	2.956518	3.614369	4,190
01/01/2020 to 12/31/2020	3.614369	5.567534	4,117
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.494187	0.486708	148,318
01/01/2012 to 12/31/2012	0.486708	0.552620	4,483
01/01/2013 to 12/31/2013	0.552620	0.742504	4,204
01/01/2014 to 12/31/2014	0.742504	0.793417	0
01/01/2015 to 12/31/2015	0.793417	0.861825	0
01/01/2016 to 12/31/2016	0.861825	0.845775	71,678
01/01/2017 to 12/31/2017	0.845775	1.138579	71,678
01/01/2018 to 12/31/2018	1.138579	1.119990	0
01/01/2019 to 12/31/2019	1.119990	1.458191	0
01/01/2020 to 12/31/2020	1.458191	2.240635	0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.123726	7.872869	1,244
01/01/2012 to 04/27/2012	7.872869	8.846864	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.497793	0.490677	29,559

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	0.490677	0.557233	45,607
01/01/2013 to 12/31/2013	0.557233	0.749639	23,262
01/01/2014 to 12/31/2014	0.749639	0.801880	21,418
01/01/2015 to 12/31/2015	0.801880	0.872004	18,468
01/01/2016 to 12/31/2016	0.872004	0.856763	18,544
01/01/2017 to 12/31/2017	0.856763	1.154492	29,570
01/01/2018 to 12/31/2018	1.154492	1.136875	27,314
01/01/2019 to 12/31/2019	1.136875	1.480959	25,116
01/01/2020 to 12/31/2020	1.480959	2.278865	21,128
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012709	1.047513	0
01/01/2013 to 12/31/2013	1.047513	1.142433	0
01/01/2014 to 12/31/2014	1.142433	1.200926	0
01/01/2015 to 12/31/2015	1.200926	1.190645	0
01/01/2016 to 12/31/2016	1.190645	1.203955	0
01/01/2017 to 12/31/2017	1.203955	1.380204	0
01/01/2018 to 12/31/2018	1.380204	1.258652	0
01/01/2019 to 12/31/2019	1.258652	1.445999	0
01/01/2020 to 12/31/2020	1.445999	1.594566	0
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996802	1.037898	0
01/01/2015 to 12/31/2015	1.037898	1.009859	0
01/01/2016 to 12/31/2016	1.009859	1.012137	0
01/01/2017 to 12/31/2017	1.012137	1.148677	0
01/01/2018 to 04/30/2018	1.148677	1.118918	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.736572	0.747326	146,515
01/01/2012 to 12/31/2012	0.747326	0.870198	39,903
01/01/2013 to 12/31/2013	0.870198	1.245052	82,180
01/01/2014 to 12/31/2014	1.245052	1.454601	165,678
01/01/2015 to 12/31/2015	1.454601	1.371668	152,557
01/01/2016 to 12/31/2016	1.371668	1.384002	183,398
01/01/2017 to 12/31/2017	1.384002	1.610425	152,722
01/01/2018 to 12/31/2018	1.610425	1.470645	81,343
01/01/2019 to 12/31/2019	1.470645	1.785738	11,792
01/01/2020 to 12/31/2020	1.785738	2.320214	9,972
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	142.383984	129.361723	1,082
01/01/2012 to 12/31/2012	129.361723	155.725385	1,078
01/01/2013 to 12/31/2013	155.725385	197.073756	998
01/01/2014 to 04/25/2014	197.073756	204.988158	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.755687	6.113100	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.617903	0.559201	68,762
01/01/2012 to 12/31/2012	0.559201	0.651466	62,454
01/01/2013 to 12/31/2013	0.651466	0.933684	51,801
01/01/2014 to 12/31/2014	0.933684	1.091305	69,790
01/01/2015 to 12/31/2015	1.091305	1.029620	65,616
01/01/2016 to 12/31/2016	1.029620	1.040457	61,144
01/01/2017 to 12/31/2017	1.040457	1.212056	52,520
01/01/2018 to 12/31/2018	1.212056	1.108245	48,868
01/01/2019 to 12/31/2019	1.108245	1.346634	45,042

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	1.346634	1.750604	42,092
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.581813	0.617992	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.794659	14.028656	0
01/01/2014 to 12/31/2014	14.028656	14.263245	0
01/01/2015 to 12/31/2015	14.263245	14.187873	0
01/01/2016 to 12/31/2016	14.187873	14.607769	0
01/01/2017 to 12/31/2017	14.607769	17.652329	0
01/01/2018 to 12/31/2018	17.652329	16.409899	444
01/01/2019 to 12/31/2019	16.409899	20.563752	474
01/01/2020 to 12/31/2020	20.563752	23.194239	505
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	10.996526	11.036788	0
01/01/2012 to 12/31/2012	11.036788	12.199140	0
01/01/2013 to 04/26/2013	12.199140	12.719748	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.371036	3.323892	19,938
01/01/2012 to 12/31/2012	3.323892	3.731937	19,754
01/01/2013 to 12/31/2013	3.731937	5.159248	56,837
01/01/2014 to 12/31/2014	5.159248	5.247276	57,358
01/01/2015 to 12/31/2015	5.247276	5.066410	57,305
01/01/2016 to 12/31/2016	5.066410	5.923073	56,837
01/01/2017 to 12/31/2017	5.923073	6.691244	20,158
01/01/2018 to 12/31/2018	6.691244	5.831831	20,395
01/01/2019 to 12/31/2019	5.831831	7.176355	18,085
01/01/2020 to 12/31/2020	7.176355	7.882606	17,448
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.415979	3.371624	20,498
01/01/2012 to 12/31/2012	3.371624	3.789223	16,447
01/01/2013 to 12/31/2013	3.789223	5.243724	15,956
01/01/2014 to 12/31/2014	5.243724	5.338298	14,877
01/01/2015 to 12/31/2015	5.338298	5.159623	14,329
01/01/2016 to 12/31/2016	5.159623	6.037979	9,354
01/01/2017 to 12/31/2017	6.037979	6.827819	8,292
01/01/2018 to 12/31/2018	6.827819	5.956904	8,041
01/01/2019 to 12/31/2019	5.956904	7.337435	5,843
01/01/2020 to 12/31/2020	7.337435	8.067619	4,404
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.035601	1.045609	160,045
01/01/2012 to 12/31/2012	1.045609	1.139301	144,643
01/01/2013 to 12/31/2013	1.139301	1.661181	99,834
01/01/2014 to 12/31/2014	1.661181	1.647617	77,231
01/01/2015 to 12/31/2015	1.647617	1.642139	73,162
01/01/2016 to 12/31/2016	1.642139	1.711232	59,893
01/01/2017 to 12/31/2017	1.711232	2.130337	35,409
01/01/2018 to 12/31/2018	2.130337	2.099017	37,812
01/01/2019 to 12/31/2019	2.099017	2.609397	35,622
01/01/2020 to 12/31/2020	2.609397	3.436942	33,462
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.487780	1.568519	133,134
01/01/2012 to 12/31/2012	1.568519	1.597033	137,191

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	1.597033	1.529597	151,849
01/01/2014 to 12/31/2014	1.529597	1.585404	132,283
01/01/2015 to 12/31/2015	1.585404	1.559295	107,447
01/01/2016 to 12/31/2016	1.559295	1.565037	97,355
01/01/2017 to 12/31/2017	1.565037	1.583550	101,298
01/01/2018 to 12/31/2018	1.583550	1.548907	62,725
01/01/2019 to 12/31/2019	1.548907	1.648932	50,037
01/01/2020 to 12/31/2020	1.648932	1.733898	32,033
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.677478	1.612377	151,629
01/01/2012 to 12/31/2012	1.612377	1.858809	94,796
01/01/2013 to 12/31/2013	1.858809	2.426240	103,728
01/01/2014 to 12/31/2014	2.426240	2.604096	106,322
01/01/2015 to 12/31/2015	2.604096	2.491838	92,581
01/01/2016 to 12/31/2016	2.491838	2.941734	93,090
01/01/2017 to 12/31/2017	2.941734	3.342641	92,501
01/01/2018 to 12/31/2018	3.342641	2.906340	73,318
01/01/2019 to 12/31/2019	2.906340	3.586104	69,416
01/01/2020 to 12/31/2020	3.586104	3.987243	55,509
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.227698	1.053830	109,390
01/01/2012 to 12/31/2012	1.053830	1.222093	221,547
01/01/2013 to 12/31/2013	1.222093	1.459339	86,040
01/01/2014 to 12/31/2014	1.459339	1.344139	80,248
01/01/2015 to 12/31/2015	1.344139	1.303914	78,964
01/01/2016 to 12/31/2016	1.303914	1.294108	80,953
01/01/2017 to 12/31/2017	1.294108	1.584645	76,710
01/01/2018 to 12/31/2018	1.584645	1.337777	78,575
01/01/2019 to 12/31/2019	1.337777	1.597871	76,756
01/01/2020 to 12/31/2020	1.597871	1.689023	38,285
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.778935	11.244264	0
01/01/2014 to 12/31/2014	11.244264	12.072466	0
01/01/2015 to 12/31/2015	12.072466	11.719268	0
01/01/2016 to 12/31/2016	11.719268	12.018231	0
01/01/2017 to 12/31/2017	12.018231	13.646058	0
01/01/2018 to 12/31/2018	13.646058	12.444620	0
01/01/2019 to 12/31/2019	12.444620	14.883722	0
01/01/2020 to 12/31/2020	14.883722	15.583940	0
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.728323	1.625586	210,166
01/01/2012 to 12/31/2012	1.625586	1.853632	101,207
01/01/2013 to 12/31/2013	1.853632	2.516974	231,522
01/01/2014 to 12/31/2014	2.516974	2.591569	264,943
01/01/2015 to 12/31/2015	2.591569	2.432220	182,991
01/01/2016 to 12/31/2016	2.432220	2.891040	240,800
01/01/2017 to 12/31/2017	2.891040	3.249874	222,523
01/01/2018 to 12/31/2018	3.249874	2.836116	204,702
01/01/2019 to 12/31/2019	2.836116	3.492125	202,693
01/01/2020 to 12/31/2020	3.492125	4.095331	184,847
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.587451	3.582993	92,438
01/01/2012 to 12/31/2012	3.582993	4.063695	59,113

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	4.063695	5.259019	46,548
01/01/2014 to 12/31/2014	5.259019	5.844707	54,250
01/01/2015 to 12/31/2015	5.844707	5.795767	46,654
01/01/2016 to 12/31/2016	5.795767	6.343495	45,734
01/01/2017 to 12/31/2017	6.343495	7.557324	45,036
01/01/2018 to 12/31/2018	7.557324	7.066750	37,348
01/01/2019 to 12/31/2019	7.066750	9.083026	36,717
01/01/2020 to 12/31/2020	9.083026	10.516027	30,922
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.417630	1.243822	256,759
01/01/2012 to 12/31/2012	1.243822	1.426330	242,365
01/01/2013 to 12/31/2013	1.426330	1.671500	238,110
01/01/2014 to 12/31/2014	1.671500	1.528353	245,884
01/01/2015 to 12/31/2015	1.528353	1.475197	236,627
01/01/2016 to 12/31/2016	1.475197	1.436916	236,282
01/01/2017 to 12/31/2017	1.436916	1.809626	215,487
01/01/2018 to 12/31/2018	1.809626	1.529193	203,650
01/01/2019 to 12/31/2019	1.529193	1.928139	108,582
01/01/2020 to 12/31/2020	1.928139	2.141218	82,606
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	4.090229	4.106201	6,594
01/01/2012 to 12/31/2012	4.106201	4.490859	3,793
01/01/2013 to 12/31/2013	4.490859	5.238166	2,701
01/01/2014 to 12/31/2014	5.238166	5.577802	1,405
01/01/2015 to 12/31/2015	5.577802	5.459136	1,394
01/01/2016 to 12/31/2016	5.459136	5.843105	7,613
01/01/2017 to 12/31/2017	5.843105	6.440716	7,424
01/01/2018 to 12/31/2018	6.440716	5.960705	6,070
01/01/2019 to 12/31/2019	5.960705	7.032825	5,926
01/01/2020 to 12/31/2020	7.032825	7.566197	0
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.070847	1.073878	249,277
01/01/2012 to 12/31/2012	1.073878	1.202555	232,365
01/01/2013 to 12/31/2013	1.202555	1.556836	232,061
01/01/2014 to 12/31/2014	1.556836	1.678248	177,951
01/01/2015 to 12/31/2015	1.678248	1.547243	171,396
01/01/2016 to 12/31/2016	1.547243	1.795545	152,569
01/01/2017 to 12/31/2017	1.795545	1.894204	139,986
01/01/2018 to 04/30/2018	1.894204	1.824691	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.080115	1.083996	29,221
01/01/2012 to 12/31/2012	1.083996	1.215680	24,879
01/01/2013 to 12/31/2013	1.215680	1.575506	20,069
01/01/2014 to 12/31/2014	1.575506	1.699740	16,608
01/01/2015 to 12/31/2015	1.699740	1.568917	16,637
01/01/2016 to 12/31/2016	1.568917	1.821363	15,282
01/01/2017 to 12/31/2017	1.821363	1.924349	15,428
01/01/2018 to 04/30/2018	1.924349	1.854540	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.140640	1.128055	41,488
01/01/2012 to 12/31/2012	1.128055	1.289262	41,356

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	1.289262	1.715214	86,890
01/01/2014 to 12/31/2014	1.715214	1.863477	51,928
01/01/2015 to 12/31/2015	1.863477	1.824475	51,744
01/01/2016 to 12/31/2016	1.824475	2.045534	35,812
01/01/2017 to 12/31/2017	2.045534	2.363580	36,705
01/01/2018 to 12/31/2018	2.363580	2.084503	114,496
01/01/2019 to 12/31/2019	2.084503	2.659685	196,536
01/01/2020 to 12/31/2020	2.659685	2.708993	193,728
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.430825	2.236229	22,575
01/01/2012 to 12/31/2012	2.236229	2.537173	22,202
01/01/2013 to 04/26/2013	2.537173	2.790209	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.815149	8.615160	0
01/01/2012 to 12/31/2012	8.615160	9.642956	0
01/01/2013 to 04/26/2013	9.642956	10.551252	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.153944	1.143104	150,819
01/01/2012 to 12/31/2012	1.143104	1.307305	121,609
01/01/2013 to 12/31/2013	1.307305	1.742404	106,630
01/01/2014 to 12/31/2014	1.742404	1.894148	97,276
01/01/2015 to 12/31/2015	1.894148	1.856254	38,099
01/01/2016 to 12/31/2016	1.856254	2.083088	43,491
01/01/2017 to 12/31/2017	2.083088	2.411418	23,873
01/01/2018 to 12/31/2018	2.411418	2.127630	30,952
01/01/2019 to 12/31/2019	2.127630	2.718032	20,874
01/01/2020 to 12/31/2020	2.718032	2.770812	14,050
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.468833	2.273303	24,357
01/01/2012 to 12/31/2012	2.273303	2.581874	23,935
01/01/2013 to 04/26/2013	2.581874	2.840376	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.424514	1.302952	95,757
01/01/2012 to 12/31/2012	1.302952	1.399061	98,084
01/01/2013 to 12/31/2013	1.399061	1.911300	53,571
01/01/2014 to 12/31/2014	1.911300	1.897188	53,555
01/01/2015 to 12/31/2015	1.897188	1.770633	31,742
01/01/2016 to 12/31/2016	1.770633	1.592712	31,674
01/01/2017 to 12/31/2017	1.592712	2.189863	7,650
01/01/2018 to 12/31/2018	2.189863	2.370077	11,153
01/01/2019 to 12/31/2019	2.370077	3.263562	6,170
01/01/2020 to 12/31/2020	3.263562	8.117215	6,022
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.574738	1.632690	124,034
01/01/2012 to 12/31/2012	1.632690	1.760686	98,841
01/01/2013 to 12/31/2013	1.760686	2.390879	166,794
01/01/2014 to 12/31/2014	2.390879	2.342340	156,934
01/01/2015 to 12/31/2015	2.342340	2.310451	155,128
01/01/2016 to 12/31/2016	2.310451	2.687992	137,291
01/01/2017 to 12/31/2017	2.687992	3.050611	95,215
01/01/2018 to 12/31/2018	3.050611	2.788001	67,756
01/01/2019 to 12/31/2019	2.788001	3.545268	28,696
01/01/2020 to 12/31/2020	3.545268	4.346139	21,873

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.509365	1.404975	121,282
01/01/2012 to 12/31/2012	1.404975	1.453443	94,165
01/01/2013 to 04/26/2013	1.453443	1.574180	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.587988	1.647236	192,539
01/01/2012 to 12/31/2012	1.647236	1.778774	171,259
01/01/2013 to 12/31/2013	1.778774	2.418661	139,345
01/01/2014 to 12/31/2014	2.418661	2.372165	111,031
01/01/2015 to 12/31/2015	2.372165	2.340991	72,805
01/01/2016 to 12/31/2016	2.340991	2.726875	72,721
01/01/2017 to 12/31/2017	2.726875	3.098139	39,224
01/01/2018 to 12/31/2018	3.098139	2.834450	37,907
01/01/2019 to 12/31/2019	2.834450	3.606555	28,212
01/01/2020 to 12/31/2020	3.606555	4.428459	21,585
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999760	1.033089	0
01/01/2015 to 12/31/2015	1.033089	0.959564	0
01/01/2016 to 12/31/2016	0.959564	1.047802	0
01/01/2017 to 12/31/2017	1.047802	1.159392	0
01/01/2018 to 12/31/2018	1.159392	1.052683	0
01/01/2019 to 12/31/2019	1.052683	1.261936	0
01/01/2020 to 12/31/2020	1.261936	1.386902	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.411021	14.647269	4,275
01/01/2012 to 12/31/2012	14.647269	15.706098	4,269
01/01/2013 to 12/31/2013	15.706098	14.002109	4,208
01/01/2014 to 12/31/2014	14.002109	14.157274	4,259
01/01/2015 to 12/31/2015	14.157274	13.479000	4,267
01/01/2016 to 12/31/2016	13.479000	13.905303	4,647
01/01/2017 to 12/31/2017	13.905303	14.138584	3,932
01/01/2018 to 12/31/2018	14.138584	13.557298	4,208
01/01/2019 to 12/31/2019	13.557298	14.423917	3,845
01/01/2020 to 12/31/2020	14.423917	15.808944	3,427
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.582526	1.604437	585,885
01/01/2012 to 12/31/2012	1.604437	1.722616	558,493
01/01/2013 to 12/31/2013	1.722616	1.660309	562,844
01/01/2014 to 12/31/2014	1.660309	1.699897	464,338
01/01/2015 to 12/31/2015	1.699897	1.670491	419,610
01/01/2016 to 12/31/2016	1.670491	1.684351	388,263
01/01/2017 to 12/31/2017	1.684351	1.729706	311,890
01/01/2018 to 12/31/2018	1.729706	1.695630	303,776
01/01/2019 to 12/31/2019	1.695630	1.807207	283,424
01/01/2020 to 12/31/2020	1.807207	1.926955	276,775
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215119	10.726847	0
01/01/2014 to 12/31/2014	10.726847	11.451591	0
01/01/2015 to 12/31/2015	11.451591	11.112109	0
01/01/2016 to 12/31/2016	11.112109	11.417906	0
01/01/2017 to 12/31/2017	11.417906	13.068566	0
01/01/2018 to 04/30/2018	13.068566	12.484738	0

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010688	1.065582	0
01/01/2013 to 12/31/2013	1.065582	1.152969	0
01/01/2014 to 12/31/2014	1.152969	1.220650	0
01/01/2015 to 12/31/2015	1.220650	1.188929	0
01/01/2016 to 12/31/2016	1.188929	1.234350	0
01/01/2017 to 12/31/2017	1.234350	1.386406	0
01/01/2018 to 12/31/2018	1.386406	1.233846	0
01/01/2019 to 12/31/2019	1.233846	1.473026	0
01/01/2020 to 12/31/2020	1.473026	1.477909	0
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.469830	11.390862	0
01/01/2012 to 12/31/2012	11.390862	12.629955	0
01/01/2013 to 12/31/2013	12.629955	14.015779	0
01/01/2014 to 12/31/2014	14.015779	14.573082	0
01/01/2015 to 12/31/2015	14.573082	14.039123	0
01/01/2016 to 12/31/2016	14.039123	14.593535	0
01/01/2017 to 12/31/2017	14.593535	16.615538	0
01/01/2018 to 12/31/2018	16.615538	15.261291	0
01/01/2019 to 12/31/2019	15.261291	17.937269	0
01/01/2020 to 12/31/2020	17.937269	19.357392	0
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.055654	10.632939	9,937
01/01/2012 to 12/31/2012	10.632939	12.018082	9,937
01/01/2013 to 12/31/2013	12.018082	13.943906	0
01/01/2014 to 12/31/2014	13.943906	14.439035	0
01/01/2015 to 12/31/2015	14.439035	13.860629	0
01/01/2016 to 12/31/2016	13.860629	14.557192	0
01/01/2017 to 12/31/2017	14.557192	17.114432	0
01/01/2018 to 12/31/2018	17.114432	15.344975	0
01/01/2019 to 12/31/2019	15.344975	18.462985	0
01/01/2020 to 12/31/2020	18.462985	20.091933	0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.352802	1.311632	186,274
01/01/2012 to 12/31/2012	1.311632	1.529437	123,425
01/01/2013 to 12/31/2013	1.529437	2.085570	189,378
01/01/2014 to 12/31/2014	2.085570	2.230268	156,514
01/01/2015 to 12/31/2015	2.230268	2.421971	146,115
01/01/2016 to 12/31/2016	2.421971	2.416411	162,863
01/01/2017 to 12/31/2017	2.416411	3.169557	152,218
01/01/2018 to 12/31/2018	3.169557	3.078320	109,516
01/01/2019 to 12/31/2019	3.078320	3.950245	100,972
01/01/2020 to 12/31/2020	3.950245	5.303828	84,625
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.668622	0.592029	242,447
01/01/2012 to 12/31/2012	0.592029	0.652199	218,343
01/01/2013 to 04/26/2013	0.652199	0.681260	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.012476	0.978553	230,331
01/01/2012 to 12/31/2012	0.978553	1.093051	224,337
01/01/2013 to 12/31/2013	1.093051	1.466988	168,571
01/01/2014 to 12/31/2014	1.466988	1.625691	151,943
01/01/2015 to 12/31/2015	1.625691	1.704098	135,557

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	1.704098	1.778620	158,101
01/01/2017 to 12/31/2017	1.778620	2.180334	130,484
01/01/2018 to 12/31/2018	2.180334	2.095353	86,092
01/01/2019 to 12/31/2019	2.095353	2.698700	82,031
01/01/2020 to 12/31/2020	2.698700	3.285984	76,302
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.727462	1.722120	35,369
01/01/2012 to 12/31/2012	1.722120	1.961289	17,473
01/01/2013 to 12/31/2013	1.961289	2.778589	16,906
01/01/2014 to 12/31/2014	2.778589	2.911860	17,088
01/01/2015 to 12/31/2015	2.911860	2.931840	25,241
01/01/2016 to 12/31/2016	2.931840	3.211793	24,857
01/01/2017 to 12/31/2017	3.211793	3.867483	21,368
01/01/2018 to 12/31/2018	3.867483	3.542314	20,898
01/01/2019 to 12/31/2019	3.542314	4.623881	15,931
01/01/2020 to 12/31/2020	4.623881	5.635917	12,549
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.396552	2.197877	156,531
01/01/2012 to 04/27/2012	2.197877	2.427757	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.415841	2.477652	143,253
01/01/2013 to 12/31/2013	2.477652	3.172517	128,003
01/01/2014 to 12/31/2014	3.172517	3.418108	114,532
01/01/2015 to 12/31/2015	3.418108	3.057137	114,760
01/01/2016 to 12/31/2016	3.057137	3.469865	117,626
01/01/2017 to 12/31/2017	3.469865	3.732920	101,225
01/01/2018 to 12/31/2018	3.732920	3.295620	89,129
01/01/2019 to 12/31/2019	3.295620	4.177120	45,189
01/01/2020 to 12/31/2020	4.177120	4.418008	39,973
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.734635	10.875038	0
01/01/2013 to 12/31/2013	10.875038	10.203401	0
01/01/2014 to 12/31/2014	10.203401	10.784057	0
01/01/2015 to 12/31/2015	10.784057	10.642551	0
01/01/2016 to 12/31/2016	10.642551	10.595690	0
01/01/2017 to 12/31/2017	10.595690	10.683085	0
01/01/2018 to 12/31/2018	10.683085	10.489932	0
01/01/2019 to 12/31/2019	10.489932	11.080396	0
01/01/2020 to 12/31/2020	11.080396	11.723523	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.409130	2.505589	90,515
01/01/2012 to 12/31/2012	2.505589	2.739935	90,900
01/01/2013 to 12/31/2013	2.739935	2.714666	90,378
01/01/2014 to 12/31/2014	2.714666	2.808664	91,632
01/01/2015 to 12/31/2015	2.808664	2.704721	93,603
01/01/2016 to 12/31/2016	2.704721	2.878457	107,369
01/01/2017 to 12/31/2017	2.878457	3.053043	105,624
01/01/2018 to 12/31/2018	3.053043	2.879074	85,967
01/01/2019 to 12/31/2019	2.879074	3.231838	120,327
01/01/2020 to 12/31/2020	3.231838	3.385634	114,447
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	2.183795	2.241688	183,402
01/01/2012 to 12/31/2012	2.241688	2.487778	155,595
01/01/2013 to 12/31/2013	2.487778	2.639680	162,309
01/01/2014 to 12/31/2014	2.639680	2.719147	130,855
01/01/2015 to 12/31/2015	2.719147	2.613873	111,543
01/01/2016 to 04/29/2016	2.613873	2.690221	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.446572	2.546702	48,985
01/01/2012 to 12/31/2012	2.546702	2.784995	46,265
01/01/2013 to 12/31/2013	2.784995	2.762271	33,358
01/01/2014 to 12/31/2014	2.762271	2.860893	27,667
01/01/2015 to 12/31/2015	2.860893	2.757975	24,777
01/01/2016 to 12/31/2016	2.757975	2.939821	70,755
01/01/2017 to 12/31/2017	2.939821	3.119655	54,395
01/01/2018 to 12/31/2018	3.119655	2.945214	52,071
01/01/2019 to 12/31/2019	2.945214	3.307906	49,120
01/01/2020 to 12/31/2020	3.307906	3.470527	44,434
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.642074	1.698634	127,794
01/01/2012 to 12/31/2012	1.698634	1.719879	126,539
01/01/2013 to 12/31/2013	1.719879	1.674742	127,663
01/01/2014 to 12/31/2014	1.674742	1.687656	133,820
01/01/2015 to 12/31/2015	1.687656	1.663470	136,495
01/01/2016 to 12/31/2016	1.663470	1.651307	119,366
01/01/2017 to 12/31/2017	1.651307	1.649934	110,361
01/01/2018 to 12/31/2018	1.649934	1.632464	113,556
01/01/2019 to 12/31/2019	1.632464	1.696866	111,797
01/01/2020 to 12/31/2020	1.696866	1.749248	115,369
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.667335	1.725030	51,684
01/01/2012 to 12/31/2012	1.725030	1.748295	50,200
01/01/2013 to 12/31/2013	1.748295	1.705090	49,397
01/01/2014 to 12/31/2014	1.705090	1.718467	43,544
01/01/2015 to 12/31/2015	1.718467	1.695375	25,448
01/01/2016 to 12/31/2016	1.695375	1.685930	24,999
01/01/2017 to 12/31/2017	1.685930	1.686080	21,460
01/01/2018 to 12/31/2018	1.686080	1.669985	21,221
01/01/2019 to 12/31/2019	1.669985	1.737497	21,032
01/01/2020 to 12/31/2020	1.737497	1.792796	20,713

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	15.217226	15.827165	4,981
01/01/2012 to 12/31/2012	15.827165	16.345701	5,193
01/01/2013 to 12/31/2013	16.345701	15.676207	5,694
01/01/2014 to 12/31/2014	15.676207	16.176826	5,612
01/01/2015 to 12/31/2015	16.176826	15.899976	5,673
01/01/2016 to 12/31/2016	15.899976	16.044005	3,001
01/01/2017 to 12/31/2017	16.044005	16.303547	3,363

	American Forerunner - 2.00
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	16.303547	15.865046	4,306
01/01/2019 to 12/31/2019	15.865046	17.006168	4,168
01/01/2020 to 12/31/2020	17.006168	18.291148	4,167
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.881744	2.283969	206,311
01/01/2012 to 12/31/2012	2.283969	2.645438	211,136
01/01/2013 to 12/31/2013	2.645438	3.326375	163,713
01/01/2014 to 12/31/2014	3.326375	3.329709	148,222
01/01/2015 to 12/31/2015	3.329709	3.272433	145,065
01/01/2016 to 12/31/2016	3.272433	3.274941	116,248
01/01/2017 to 12/31/2017	3.274941	4.041581	102,324
01/01/2018 to 12/31/2018	4.041581	3.543271	72,155
01/01/2019 to 12/31/2019	3.543271	4.567786	66,147
01/01/2020 to 12/31/2020	4.567786	5.807839	52,430
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	13.356663	12.532737	110,816
01/01/2012 to 12/31/2012	12.532737	14.480979	108,005
01/01/2013 to 12/31/2013	14.480979	18.467161	92,560
01/01/2014 to 12/31/2014	18.467161	19.641739	77,685
01/01/2015 to 12/31/2015	19.641739	20.573171	70,051
01/01/2016 to 12/31/2016	20.573171	22.079134	62,679
01/01/2017 to 12/31/2017	22.079134	27.766651	49,522
01/01/2018 to 12/31/2018	27.766651	27.146425	37,949
01/01/2019 to 12/31/2019	27.146425	34.797556	31,225
01/01/2020 to 12/31/2020	34.797556	51.870651	26,463
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	8.900297	8.564754	119,367
01/01/2012 to 12/31/2012	8.564754	9.861845	93,164
01/01/2013 to 12/31/2013	9.861845	12.905003	81,439
01/01/2014 to 12/31/2014	12.905003	13.994690	69,947
01/01/2015 to 12/31/2015	13.994690	13.917106	63,694
01/01/2016 to 12/31/2016	13.917106	15.213225	57,019
01/01/2017 to 12/31/2017	15.213225	18.250808	47,802
01/01/2018 to 12/31/2018	18.250808	17.567748	44,125
01/01/2019 to 12/31/2019	17.567748	21.720662	41,284
01/01/2020 to 12/31/2020	21.720662	24.173173	36,801

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.188418	10.515091	0
01/01/2013 to 12/31/2013	10.515091	11.490127	0
01/01/2014 to 12/31/2014	11.490127	12.126533	0
01/01/2015 to 12/31/2015	12.126533	11.991176	548
01/01/2016 to 12/31/2016	11.991176	12.212986	544
01/01/2017 to 12/31/2017	12.212986	13.642936	540
01/01/2018 to 12/31/2018	13.642936	12.476909	536
01/01/2019 to 12/31/2019	12.476909	14.483746	0
01/01/2020 to 12/31/2020	14.483746	15.105562	0
American Funds® Balanced Allocation Sub-Account (Class C)

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	9.810440	9.440218	0
01/01/2012 to 12/31/2012	9.440218	10.535816	8,503
01/01/2013 to 12/31/2013	10.535816	12.277863	8,447
01/01/2014 to 12/31/2014	12.277863	12.801090	8,066
01/01/2015 to 12/31/2015	12.801090	12.496508	524
01/01/2016 to 12/31/2016	12.496508	13.245376	520
01/01/2017 to 12/31/2017	13.245376	15.217947	517
01/01/2018 to 12/31/2018	15.217947	14.314982	536
01/01/2019 to 12/31/2019	14.314982	16.821784	21
01/01/2020 to 12/31/2020	16.821784	19.112364	21
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.331438	8.740243	34,086
01/01/2012 to 12/31/2012	8.740243	9.980552	29,329
01/01/2013 to 12/31/2013	9.980552	12.276064	37,022
01/01/2014 to 12/31/2014	12.276064	12.840078	34,296
01/01/2015 to 12/31/2015	12.840078	12.528224	34,346
01/01/2016 to 12/31/2016	12.528224	13.420501	34,023
01/01/2017 to 12/31/2017	13.420501	16.011551	33,723
01/01/2018 to 12/31/2018	16.011551	14.832065	33,434
01/01/2019 to 12/31/2019	14.832065	18.028722	31,834
01/01/2020 to 12/31/2020	18.028722	20.723968	31,547
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.053851	9.903644	43,789
01/01/2012 to 12/31/2012	9.903644	10.791138	40,799
01/01/2013 to 12/31/2013	10.791138	12.043688	30,037
01/01/2014 to 12/31/2014	12.043688	12.562312	29,528
01/01/2015 to 12/31/2015	12.562312	12.260885	29,324
01/01/2016 to 12/31/2016	12.260885	12.899594	31,960
01/01/2017 to 12/31/2017	12.899594	14.327049	31,747
01/01/2018 to 12/31/2018	14.327049	13.603227	31,536
01/01/2019 to 12/31/2019	13.603227	15.534709	31,317
01/01/2020 to 12/31/2020	15.534709	17.256208	31,100
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.118844	11.501942	998
01/01/2013 to 12/31/2013	11.501942	10.924562	172
01/01/2014 to 12/31/2014	10.924562	11.169773	132
01/01/2015 to 12/31/2015	11.169773	9.930173	62
01/01/2016 to 12/31/2016	9.930173	10.637649	26
01/01/2017 to 12/31/2017	10.637649	11.484040	26
01/01/2018 to 12/31/2018	11.484040	10.572667	26
01/01/2019 to 12/31/2019	10.572667	12.464782	25
01/01/2020 to 12/31/2020	12.464782	12.624736	25
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.278438	1.003871	61,572
01/01/2012 to 12/31/2012	1.003871	1.177998	42,329
01/01/2013 to 12/31/2013	1.177998	1.333462	22,367
01/01/2014 to 12/31/2014	1.333462	1.267153	23,599
01/01/2015 to 12/31/2015	1.267153	1.218757	23,530
01/01/2016 to 12/31/2016	1.218757	1.258732	22,377
01/01/2017 to 12/31/2017	1.258732	1.669367	18,132
01/01/2018 to 12/31/2018	1.669367	1.358939	18,290
01/01/2019 to 12/31/2019	1.358939	1.768995	17,775
01/01/2020 to 12/31/2020	1.768995	2.195793	17,162

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.302106	1.024408	336,404
01/01/2012 to 12/31/2012	1.024408	1.202371	50,518
01/01/2013 to 12/31/2013	1.202371	1.362930	49,740
01/01/2014 to 12/31/2014	1.362930	1.297175	45,475
01/01/2015 to 12/31/2015	1.297175	1.247927	42,982
01/01/2016 to 12/31/2016	1.247927	1.291197	37,125
01/01/2017 to 12/31/2017	1.291197	1.712784	34,077
01/01/2018 to 12/31/2018	1.712784	1.395904	32,443
01/01/2019 to 12/31/2019	1.395904	1.819300	13,269
01/01/2020 to 12/31/2020	1.819300	2.260123	12,186
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	4.869825	5.089799	96,808
01/01/2012 to 12/31/2012	5.089799	5.367905	43,137
01/01/2013 to 12/31/2013	5.367905	5.224240	43,637
01/01/2014 to 12/31/2014	5.224240	5.485948	38,793
01/01/2015 to 12/31/2015	5.485948	5.411852	39,618
01/01/2016 to 12/31/2016	5.411852	5.473089	37,758
01/01/2017 to 12/31/2017	5.473089	5.588181	37,272
01/01/2018 to 12/31/2018	5.588181	5.459669	39,218
01/01/2019 to 12/31/2019	5.459669	5.880423	33,757
01/01/2020 to 12/31/2020	5.880423	6.262927	24,800
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.018476	2.695991	103,942
01/01/2012 to 12/31/2012	2.695991	3.023292	101,587
01/01/2013 to 12/31/2013	3.023292	3.980058	102,581
01/01/2014 to 12/31/2014	3.980058	4.250887	67,342
01/01/2015 to 12/31/2015	4.250887	4.430446	36,090
01/01/2016 to 12/31/2016	4.430446	4.349303	35,482
01/01/2017 to 12/31/2017	4.349303	5.711768	22,120
01/01/2018 to 12/31/2018	5.711768	5.737145	21,419
01/01/2019 to 12/31/2019	5.737145	7.474473	18,887
01/01/2020 to 12/31/2020	7.474473	10.310390	17,037
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.059762	2.735627	29,966
01/01/2012 to 12/31/2012	2.735627	3.070490	20,442
01/01/2013 to 12/31/2013	3.070490	4.046487	18,301
01/01/2014 to 12/31/2014	4.046487	4.326146	15,568
01/01/2015 to 12/31/2015	4.326146	4.512943	17,390
01/01/2016 to 12/31/2016	4.512943	4.434323	17,435
01/01/2017 to 12/31/2017	4.434323	5.830484	16,432
01/01/2018 to 12/31/2018	5.830484	5.861293	14,187
01/01/2019 to 12/31/2019	5.861293	7.644547	6,906
01/01/2020 to 12/31/2020	7.644547	10.554376	6,188
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.944106	10.245474	921
01/01/2013 to 12/31/2013	10.245474	11.111140	2,458
01/01/2014 to 12/31/2014	11.111140	11.570088	2,447
01/01/2015 to 12/31/2015	11.570088	11.362683	2,924
01/01/2016 to 12/31/2016	11.362683	11.666197	2,817
01/01/2017 to 12/31/2017	11.666197	12.996573	2,714
01/01/2018 to 12/31/2018	12.996573	11.858421	2,608
01/01/2019 to 12/31/2019	11.858421	14.063185	0

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	14.063185	14.421486	0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.144972	2.108912	262,491
01/01/2012 to 12/31/2012	2.108912	2.073169	163,256
01/01/2013 to 12/31/2013	2.073169	2.038222	151,533
01/01/2014 to 12/31/2014	2.038222	2.003863	120,975
01/01/2015 to 12/31/2015	2.003863	1.970084	118,147
01/01/2016 to 12/31/2016	1.970084	1.939047	93,269
01/01/2017 to 12/31/2017	1.939047	1.918548	77,271
01/01/2018 to 12/31/2018	1.918548	1.915246	74,501
01/01/2019 to 12/31/2019	1.915246	1.918326	65,987
01/01/2020 to 12/31/2020	1.918326	1.889525	60,555
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	11.058410	11.979508	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	11.943377	10.208200	9,558
01/01/2012 to 12/31/2012	10.208200	11.715378	6,834
01/01/2013 to 12/31/2013	11.715378	14.916570	12,211
01/01/2014 to 12/31/2014	14.916570	15.411376	3,580
01/01/2015 to 12/31/2015	15.411376	14.847302	3,576
01/01/2016 to 12/31/2016	14.847302	15.907603	3,572
01/01/2017 to 12/31/2017	15.907603	19.227233	7,169
01/01/2018 to 12/31/2018	19.227233	16.998851	5,798
01/01/2019 to 12/31/2019	16.998851	21.305145	5,793
01/01/2020 to 12/31/2020	21.305145	24.906368	5,789
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.097580	12.280957	80,387
01/01/2012 to 12/31/2012	12.280957	13.181119	68,691
01/01/2013 to 12/31/2013	13.181119	13.514370	59,346
01/01/2014 to 12/31/2014	13.514370	13.880728	51,169
01/01/2015 to 12/31/2015	13.880728	13.566834	47,026
01/01/2016 to 12/31/2016	13.566834	13.942382	55,685
01/01/2017 to 12/31/2017	13.942382	14.658293	51,262
01/01/2018 to 12/31/2018	14.658293	14.033603	48,584
01/01/2019 to 12/31/2019	14.033603	15.416326	46,051
01/01/2020 to 12/31/2020	15.416326	16.598152	41,434
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.956673	11.878867	132,101
01/01/2012 to 12/31/2012	11.878867	13.016074	170,054
01/01/2013 to 12/31/2013	13.016074	14.194717	168,164
01/01/2014 to 12/31/2014	14.194717	14.642950	86,032
01/01/2015 to 12/31/2015	14.642950	14.241594	83,661
01/01/2016 to 12/31/2016	14.241594	14.853924	86,337
01/01/2017 to 12/31/2017	14.853924	16.158459	83,719
01/01/2018 to 12/31/2018	16.158459	15.185502	47,818
01/01/2019 to 12/31/2019	15.185502	17.257945	45,202
01/01/2020 to 12/31/2020	17.257945	18.839025	42,407
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.749387	11.393619	107,441
01/01/2012 to 12/31/2012	11.393619	12.683694	86,813
01/01/2013 to 12/31/2013	12.683694	14.712562	81,131
01/01/2014 to 12/31/2014	14.712562	15.195087	80,634
01/01/2015 to 12/31/2015	15.195087	14.749541	80,009

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	14.749541	15.531255	54,312
01/01/2017 to 12/31/2017	15.531255	17.519705	50,277
01/01/2018 to 12/31/2018	17.519705	16.167906	33,688
01/01/2019 to 12/31/2019	16.167906	18.982823	17,354
01/01/2020 to 12/31/2020	18.982823	21.246765	9,714
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.597761	9.270180	0
01/01/2012 to 12/31/2012	9.270180	10.582532	0
01/01/2013 to 04/26/2013	10.582532	11.381805	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.455281	13.031505	0
01/01/2014 to 04/25/2014	13.031505	12.966583	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.462612	10.844681	132,049
01/01/2012 to 12/31/2012	10.844681	12.301324	121,551
01/01/2013 to 12/31/2013	12.301324	15.034246	117,275
01/01/2014 to 12/31/2014	15.034246	15.553460	115,298
01/01/2015 to 12/31/2015	15.553460	15.031903	110,174
01/01/2016 to 12/31/2016	15.031903	15.981610	101,810
01/01/2017 to 12/31/2017	15.981610	18.723835	62,695
01/01/2018 to 12/31/2018	18.723835	16.913283	52,934
01/01/2019 to 12/31/2019	16.913283	20.573744	41,644
01/01/2020 to 12/31/2020	20.573744	23.582576	36,156
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	9.970977	10.412592	0
01/01/2013 to 12/31/2013	10.412592	11.707308	0
01/01/2014 to 12/31/2014	11.707308	12.620486	473
01/01/2015 to 12/31/2015	12.620486	11.900565	1,021
01/01/2016 to 12/31/2016	11.900565	12.678679	1,016
01/01/2017 to 12/31/2017	12.678679	14.750840	845
01/01/2018 to 12/31/2018	14.750840	13.433206	839
01/01/2019 to 12/31/2019	13.433206	16.319049	301
01/01/2020 to 12/31/2020	16.319049	18.052108	178
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.844702	2.978376	59,716
01/01/2012 to 12/31/2012	2.978376	3.267012	49,190
01/01/2013 to 12/31/2013	3.267012	4.384621	32,003
01/01/2014 to 12/31/2014	4.384621	4.382866	26,980
01/01/2015 to 12/31/2015	4.382866	3.892517	15,871
01/01/2016 to 12/31/2016	3.892517	4.693783	14,542
01/01/2017 to 12/31/2017	4.693783	5.193564	10,386
01/01/2018 to 12/31/2018	5.193564	4.420481	9,578
01/01/2019 to 12/31/2019	4.420481	5.364620	9,160
01/01/2020 to 12/31/2020	5.364620	5.589362	9,535
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.919105	3.059362	296,176
01/01/2012 to 12/31/2012	3.059362	3.359228	46,516
01/01/2013 to 12/31/2013	3.359228	4.513024	49,428
01/01/2014 to 12/31/2014	4.513024	4.515689	48,051
01/01/2015 to 12/31/2015	4.515689	4.014412	54,598
01/01/2016 to 12/31/2016	4.014412	4.845727	57,777
01/01/2017 to 12/31/2017	4.845727	5.367160	46,767
01/01/2018 to 12/31/2018	5.367160	4.572761	47,018

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	4.572761	5.554950	31,837
01/01/2020 to 12/31/2020	5.554950	5.793519	24,183
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.987672	9.747194	0
01/01/2012 to 12/31/2012	9.747194	10.003456	4,916
01/01/2013 to 12/31/2013	10.003456	9.948991	4,340
01/01/2014 to 12/31/2014	9.948991	9.884750	4,330
01/01/2015 to 12/31/2015	9.884750	9.657634	2,717
01/01/2016 to 12/31/2016	9.657634	9.792357	2,598
01/01/2017 to 12/31/2017	9.792357	9.755947	2,484
01/01/2018 to 12/31/2018	9.755947	9.632471	2,366
01/01/2019 to 12/31/2019	9.632471	9.909134	0
01/01/2020 to 12/31/2020	9.909134	9.948501	0
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	37.415418	38.106320	126
01/01/2012 to 12/31/2012	38.106320	41.996536	110
01/01/2013 to 12/31/2013	41.996536	49.660752	171
01/01/2014 to 12/31/2014	49.660752	53.842948	65
01/01/2015 to 12/31/2015	53.842948	54.150042	64
01/01/2016 to 12/31/2016	54.150042	56.826090	64
01/01/2017 to 12/31/2017	56.826090	64.169073	46
01/01/2018 to 12/31/2018	64.169073	60.553451	23
01/01/2019 to 12/31/2019	60.553451	73.056764	8
01/01/2020 to 12/31/2020	73.056764	84.352190	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.143200	2.958395	157,457
01/01/2012 to 12/31/2012	2.958395	3.275215	126,879
01/01/2013 to 12/31/2013	3.275215	4.294178	98,187
01/01/2014 to 12/31/2014	4.294178	4.658901	83,724
01/01/2015 to 12/31/2015	4.658901	4.678465	64,527
01/01/2016 to 12/31/2016	4.678465	4.924130	57,037
01/01/2017 to 12/31/2017	4.924130	5.751995	32,067
01/01/2018 to 12/31/2018	5.751995	5.634538	27,097
01/01/2019 to 12/31/2019	5.634538	7.237132	18,885
01/01/2020 to 12/31/2020	7.237132	7.895436	19,323
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.191169	3.006364	454,040
01/01/2012 to 12/31/2012	3.006364	3.330816	67,388
01/01/2013 to 12/31/2013	3.330816	4.372639	66,720
01/01/2014 to 12/31/2014	4.372639	4.748023	44,027
01/01/2015 to 12/31/2015	4.748023	4.773791	39,032
01/01/2016 to 12/31/2016	4.773791	5.029004	34,130
01/01/2017 to 12/31/2017	5.029004	5.879963	33,814
01/01/2018 to 12/31/2018	5.879963	5.765891	31,854
01/01/2019 to 12/31/2019	5.765891	7.413048	15,523
01/01/2020 to 12/31/2020	7.413048	8.095252	13,525
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.843831	5.760186	7,403
01/01/2012 to 12/31/2012	5.760186	6.422123	1,175
01/01/2013 to 12/31/2013	6.422123	8.478470	1,715
01/01/2014 to 12/31/2014	8.478470	9.461287	1,423
01/01/2015 to 12/31/2015	9.461287	9.719828	791
01/01/2016 to 12/31/2016	9.719828	10.346994	685

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	10.346994	12.405013	594
01/01/2018 to 12/31/2018	12.405013	11.423649	511
01/01/2019 to 12/31/2019	11.423649	14.803282	432
01/01/2020 to 12/31/2020	14.803282	17.773644	361
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	13.979123	12.976144	25,939
01/01/2012 to 12/31/2012	12.976144	16.071691	14,778
01/01/2013 to 12/31/2013	16.071691	16.361006	13,326
01/01/2014 to 12/31/2014	16.361006	18.219333	10,933
01/01/2015 to 12/31/2015	18.219333	17.661157	9,383
01/01/2016 to 12/31/2016	17.661157	17.515237	8,408
01/01/2017 to 12/31/2017	17.515237	19.071237	6,637
01/01/2018 to 12/31/2018	19.071237	17.127041	6,158
01/01/2019 to 12/31/2019	17.127041	21.016041	4,326
01/01/2020 to 12/31/2020	21.016041	19.624176	4,552
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	41.950169	39.906203	335
01/01/2012 to 12/31/2012	39.906203	43.424753	347
01/01/2013 to 12/31/2013	43.424753	56.540130	351
01/01/2014 to 12/31/2014	56.540130	61.632676	1,439
01/01/2015 to 12/31/2015	61.632676	62.171735	157
01/01/2016 to 12/31/2016	62.171735	64.276322	186
01/01/2017 to 12/31/2017	64.276322	78.954122	186
01/01/2018 to 12/31/2018	78.954122	73.035500	87
01/01/2019 to 12/31/2019	73.035500	95.383973	84
01/01/2020 to 12/31/2020	95.383973	123.202803	81
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.940393	1.635777	332,301
01/01/2012 to 12/31/2012	1.635777	2.078474	188,181
01/01/2013 to 12/31/2013	2.078474	2.666492	176,303
01/01/2014 to 12/31/2014	2.666492	2.469754	134,469
01/01/2015 to 12/31/2015	2.469754	2.318318	192,661
01/01/2016 to 12/31/2016	2.318318	2.465629	118,894
01/01/2017 to 12/31/2017	2.465629	3.161830	100,711
01/01/2018 to 12/31/2018	3.161830	2.363092	98,594
01/01/2019 to 12/31/2019	2.363092	2.892895	95,217
01/01/2020 to 12/31/2020	2.892895	2.989567	109,654
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.957976	1.653212	168,378
01/01/2012 to 12/31/2012	1.653212	2.100941	17,644
01/01/2013 to 12/31/2013	2.100941	2.698581	17,239
01/01/2014 to 12/31/2014	2.698581	2.502775	16,748
01/01/2015 to 12/31/2015	2.502775	2.350988	16,312
01/01/2016 to 12/31/2016	2.350988	2.503433	13,899
01/01/2017 to 12/31/2017	2.503433	3.212669	13,590
01/01/2018 to 12/31/2018	3.212669	2.404458	13,188
01/01/2019 to 12/31/2019	2.404458	2.945448	12,852
01/01/2020 to 12/31/2020	2.945448	3.047493	9,289
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010663	1.045831	0
01/01/2013 to 12/31/2013	1.045831	1.047337	15,636
01/01/2014 to 12/31/2014	1.047337	1.087147	15,569
01/01/2015 to 12/31/2015	1.087147	1.023876	17,522

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	1.023876	1.124561	16,849
01/01/2017 to 12/31/2017	1.124561	1.216227	16,204
01/01/2018 to 12/31/2018	1.216227	1.118675	15,539
01/01/2019 to 12/31/2019	1.118675	1.267870	0
01/01/2020 to 12/31/2020	1.267870	1.372787	0
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.923639	16.140864	6,028
01/01/2012 to 12/31/2012	16.140864	19.227443	5,757
01/01/2013 to 12/31/2013	19.227443	24.028778	6,558
01/01/2014 to 12/31/2014	24.028778	24.129816	6,053
01/01/2015 to 12/31/2015	24.129816	24.656699	1,897
01/01/2016 to 12/31/2016	24.656699	24.297064	1,803
01/01/2017 to 12/31/2017	24.297064	32.664195	736
01/01/2018 to 12/31/2018	32.664195	27.889634	721
01/01/2019 to 12/31/2019	27.889634	36.075074	146
01/01/2020 to 12/31/2020	36.075074	45.248186	145
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.047275	8.281567	117
01/01/2012 to 12/31/2012	8.281567	9.949837	0
01/01/2013 to 04/26/2013	9.949837	10.567632	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.546938	1.504472	154,724
01/01/2012 to 12/31/2012	1.504472	1.748616	65,736
01/01/2013 to 12/31/2013	1.748616	2.409841	71,943
01/01/2014 to 12/31/2014	2.409841	2.556645	97,142
01/01/2015 to 12/31/2015	2.556645	2.470572	25,681
01/01/2016 to 12/31/2016	2.470572	2.706668	22,925
01/01/2017 to 12/31/2017	2.706668	3.335310	18,006
01/01/2018 to 12/31/2018	3.335310	2.982114	17,955
01/01/2019 to 12/31/2019	2.982114	3.647483	17,322
01/01/2020 to 12/31/2020	3.647483	5.621358	15,207
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.496833	0.489558	19,054
01/01/2012 to 12/31/2012	0.489558	0.556136	138,881
01/01/2013 to 12/31/2013	0.556136	0.747603	141,266
01/01/2014 to 12/31/2014	0.747603	0.799264	41,083
01/01/2015 to 12/31/2015	0.799264	0.868611	20,445
01/01/2016 to 12/31/2016	0.868611	0.852861	26,457
01/01/2017 to 12/31/2017	0.852861	1.148689	18,870
01/01/2018 to 12/31/2018	1.148689	1.130504	0
01/01/2019 to 12/31/2019	1.130504	1.472616	0
01/01/2020 to 12/31/2020	1.472616	2.263934	0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.164005	7.915853	10,053
01/01/2012 to 04/27/2012	7.915853	8.896615	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.500469	0.493561	92,642
01/01/2012 to 12/31/2012	0.493561	0.560790	5,770
01/01/2013 to 12/31/2013	0.560790	0.754802	5,661
01/01/2014 to 12/31/2014	0.754802	0.807806	5,244
01/01/2015 to 12/31/2015	0.807806	0.878888	5,122
01/01/2016 to 12/31/2016	0.878888	0.863958	0
01/01/2017 to 12/31/2017	0.863958	1.164767	0

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	1.164767	1.147571	0
01/01/2019 to 12/31/2019	1.147571	1.495640	0
01/01/2020 to 12/31/2020	1.495640	2.302608	0
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012718	1.047873	0
01/01/2013 to 12/31/2013	1.047873	1.143398	0
01/01/2014 to 12/31/2014	1.143398	1.202541	0
01/01/2015 to 12/31/2015	1.202541	1.192843	5,523
01/01/2016 to 12/31/2016	1.192843	1.206780	5,484
01/01/2017 to 12/31/2017	1.206780	1.384133	5,446
01/01/2018 to 12/31/2018	1.384133	1.262869	5,410
01/01/2019 to 12/31/2019	1.262869	1.451570	0
01/01/2020 to 12/31/2020	1.451570	1.601512	0
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996809	1.038256	0
01/01/2015 to 12/31/2015	1.038256	1.010713	0
01/01/2016 to 12/31/2016	1.010713	1.013500	0
01/01/2017 to 12/31/2017	1.013500	1.150797	0
01/01/2018 to 04/30/2018	1.150797	1.121166	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.740147	0.751327	98,910
01/01/2012 to 12/31/2012	0.751327	0.875296	96,153
01/01/2013 to 12/31/2013	0.875296	1.252973	104,003
01/01/2014 to 12/31/2014	1.252973	1.464587	134,483
01/01/2015 to 12/31/2015	1.464587	1.381776	44,513
01/01/2016 to 12/31/2016	1.381776	1.394898	43,821
01/01/2017 to 12/31/2017	1.394898	1.623913	48,274
01/01/2018 to 12/31/2018	1.623913	1.483708	17,461
01/01/2019 to 12/31/2019	1.483708	1.802502	18,234
01/01/2020 to 12/31/2020	1.802502	2.343169	15,659
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	142.621142	129.641895	2,271
01/01/2012 to 12/31/2012	129.641895	156.141071	1,231
01/01/2013 to 12/31/2013	156.141071	197.698607	803
01/01/2014 to 04/25/2014	197.698607	205.670490	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.789419	6.149930	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.621642	0.562772	422,276
01/01/2012 to 12/31/2012	0.562772	0.655956	17,497
01/01/2013 to 12/31/2013	0.655956	0.940589	61,777
01/01/2014 to 12/31/2014	0.940589	1.099925	97,271
01/01/2015 to 12/31/2015	1.099925	1.038272	93,388
01/01/2016 to 12/31/2016	1.038272	1.049725	93,798
01/01/2017 to 12/31/2017	1.049725	1.223463	88,300
01/01/2018 to 12/31/2018	1.223463	1.119238	81,002
01/01/2019 to 12/31/2019	1.119238	1.360671	78,314
01/01/2020 to 12/31/2020	1.360671	1.769739	69,865
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.585236	0.621729	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.826791	14.068624	286
01/01/2014 to 12/31/2014	14.068624	14.311037	0

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	14.311037	14.242534	0
01/01/2016 to 12/31/2016	14.242534	14.671382	0
01/01/2017 to 12/31/2017	14.671382	17.738036	0
01/01/2018 to 12/31/2018	17.738036	16.497872	0
01/01/2019 to 12/31/2019	16.497872	20.684330	0
01/01/2020 to 12/31/2020	20.684330	23.341942	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.011312	11.057144	3,639
01/01/2012 to 12/31/2012	11.057144	12.227783	2,522
01/01/2013 to 04/26/2013	12.227783	12.751640	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.399268	3.353404	83,213
01/01/2012 to 12/31/2012	3.353404	3.766964	60,127
01/01/2013 to 12/31/2013	3.766964	5.210273	57,018
01/01/2014 to 12/31/2014	5.210273	5.301823	29,498
01/01/2015 to 12/31/2015	5.301823	5.121637	16,654
01/01/2016 to 12/31/2016	5.121637	5.990633	13,835
01/01/2017 to 12/31/2017	5.990633	6.770941	7,394
01/01/2018 to 12/31/2018	6.770941	5.904263	5,894
01/01/2019 to 12/31/2019	5.904263	7.269120	5,477
01/01/2020 to 12/31/2020	7.269120	7.988504	5,464
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.444603	3.401574	86,106
01/01/2012 to 12/31/2012	3.401574	3.824804	29,537
01/01/2013 to 12/31/2013	3.824804	5.295607	20,772
01/01/2014 to 12/31/2014	5.295607	5.393814	18,040
01/01/2015 to 12/31/2015	5.393814	5.215889	17,550
01/01/2016 to 12/31/2016	5.215889	6.106876	16,758
01/01/2017 to 12/31/2017	6.106876	6.909173	15,987
01/01/2018 to 12/31/2018	6.909173	6.030915	15,447
01/01/2019 to 12/31/2019	6.030915	7.432314	15,414
01/01/2020 to 12/31/2020	7.432314	8.176039	16,650
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.040592	1.051173	110,536
01/01/2012 to 12/31/2012	1.051173	1.145939	60,509
01/01/2013 to 12/31/2013	1.145939	1.671694	59,085
01/01/2014 to 12/31/2014	1.671694	1.658874	62,781
01/01/2015 to 12/31/2015	1.658874	1.654186	153,725
01/01/2016 to 12/31/2016	1.654186	1.724649	54,951
01/01/2017 to 12/31/2017	1.724649	2.148110	59,139
01/01/2018 to 12/31/2018	2.148110	2.117593	49,607
01/01/2019 to 12/31/2019	2.117593	2.633807	47,504
01/01/2020 to 12/31/2020	2.633807	3.470832	40,814
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.496841	1.578858	258,478
01/01/2012 to 12/31/2012	1.578858	1.608369	152,992
01/01/2013 to 12/31/2013	1.608369	1.541225	171,222
01/01/2014 to 12/31/2014	1.541225	1.598255	116,758
01/01/2015 to 12/31/2015	1.598255	1.572721	85,297
01/01/2016 to 12/31/2016	1.572721	1.579302	77,725
01/01/2017 to 12/31/2017	1.579302	1.598780	64,955
01/01/2018 to 12/31/2018	1.598780	1.564591	64,820

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	1.564591	1.666461	62,560
01/01/2020 to 12/31/2020	1.666461	1.753209	60,671
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.686302	1.621668	157,823
01/01/2012 to 12/31/2012	1.621668	1.870460	78,793
01/01/2013 to 12/31/2013	1.870460	2.442667	61,779
01/01/2014 to 12/31/2014	2.442667	2.623039	3,257
01/01/2015 to 12/31/2015	2.623039	2.511221	1,771
01/01/2016 to 12/31/2016	2.511221	2.966097	1,669
01/01/2017 to 12/31/2017	2.966097	3.372005	1,293
01/01/2018 to 12/31/2018	3.372005	2.933347	1,454
01/01/2019 to 12/31/2019	2.933347	3.621238	312
01/01/2020 to 12/31/2020	3.621238	4.028326	202
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.235202	1.060802	191,327
01/01/2012 to 12/31/2012	1.060802	1.230796	125,063
01/01/2013 to 12/31/2013	1.230796	1.470466	75,937
01/01/2014 to 12/31/2014	1.470466	1.355065	35,201
01/01/2015 to 12/31/2015	1.355065	1.315171	34,095
01/01/2016 to 12/31/2016	1.315171	1.305934	30,760
01/01/2017 to 12/31/2017	1.305934	1.599923	27,971
01/01/2018 to 12/31/2018	1.599923	1.351354	23,082
01/01/2019 to 12/31/2019	1.351354	1.614895	22,411
01/01/2020 to 12/31/2020	1.614895	1.707875	23,038
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.781562	11.250795	0
01/01/2014 to 12/31/2014	11.250795	12.085520	0
01/01/2015 to 12/31/2015	12.085520	11.737809	0
01/01/2016 to 12/31/2016	11.737809	12.043264	0
01/01/2017 to 12/31/2017	12.043264	13.681299	324
01/01/2018 to 12/31/2018	13.681299	12.483037	322
01/01/2019 to 12/31/2019	12.483037	14.937134	320
01/01/2020 to 12/31/2020	14.937134	15.647708	190
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.738860	1.636314	110,490
01/01/2012 to 12/31/2012	1.636314	1.866802	17,905
01/01/2013 to 12/31/2013	1.866802	2.536124	16,222
01/01/2014 to 12/31/2014	2.536124	2.612593	14,318
01/01/2015 to 12/31/2015	2.612593	2.453179	10,318
01/01/2016 to 12/31/2016	2.453179	2.917410	6,209
01/01/2017 to 12/31/2017	2.917410	3.281152	6,330
01/01/2018 to 12/31/2018	3.281152	2.864854	6,226
01/01/2019 to 12/31/2019	2.864854	3.529274	6,244
01/01/2020 to 12/31/2020	3.529274	4.140971	5,721
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.624732	3.622034	53,193
01/01/2012 to 12/31/2012	3.622034	4.110039	5,030
01/01/2013 to 12/31/2013	4.110039	5.321654	5,337
01/01/2014 to 12/31/2014	5.321654	5.917274	4,703
01/01/2015 to 12/31/2015	5.917274	5.870662	3,556
01/01/2016 to 12/31/2016	5.870662	6.428680	3,296
01/01/2017 to 12/31/2017	6.428680	7.662627	1,454
01/01/2018 to 12/31/2018	7.662627	7.168824	1,269

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	7.168824	9.218830	1,125
01/01/2020 to 12/31/2020	9.218830	10.678608	822
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.424664	1.250618	317,139
01/01/2012 to 12/31/2012	1.250618	1.434844	183,088
01/01/2013 to 12/31/2013	1.434844	1.682319	156,009
01/01/2014 to 12/31/2014	1.682319	1.539015	81,557
01/01/2015 to 12/31/2015	1.539015	1.486231	35,245
01/01/2016 to 12/31/2016	1.486231	1.448388	32,464
01/01/2017 to 12/31/2017	1.448388	1.824983	25,427
01/01/2018 to 12/31/2018	1.824983	1.542947	24,522
01/01/2019 to 12/31/2019	1.542947	1.946453	22,888
01/01/2020 to 12/31/2020	1.946453	2.162641	23,776
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	4.138958	4.157193	129,934
01/01/2012 to 12/31/2012	4.157193	4.548913	42,864
01/01/2013 to 12/31/2013	4.548913	5.308534	40,736
01/01/2014 to 12/31/2014	5.308534	5.655559	37,324
01/01/2015 to 12/31/2015	5.655559	5.538007	25,006
01/01/2016 to 12/31/2016	5.538007	5.930488	23,374
01/01/2017 to 12/31/2017	5.930488	6.540296	17,644
01/01/2018 to 12/31/2018	6.540296	6.055909	13,663
01/01/2019 to 12/31/2019	6.055909	7.148726	4,459
01/01/2020 to 12/31/2020	7.148726	7.694745	4,107
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.075503	1.079085	180,907
01/01/2012 to 12/31/2012	1.079085	1.208993	140,214
01/01/2013 to 12/31/2013	1.208993	1.565954	104,297
01/01/2014 to 12/31/2014	1.565954	1.688921	75,707
01/01/2015 to 12/31/2015	1.688921	1.557862	66,085
01/01/2016 to 12/31/2016	1.557862	1.808772	64,922
01/01/2017 to 12/31/2017	1.808772	1.909110	58,679
01/01/2018 to 04/30/2018	1.909110	1.839350	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.084831	1.089272	98,725
01/01/2012 to 12/31/2012	1.089272	1.222212	22,716
01/01/2013 to 12/31/2013	1.222212	1.584763	14,906
01/01/2014 to 12/31/2014	1.584763	1.710582	24,235
01/01/2015 to 12/31/2015	1.710582	1.579714	22,827
01/01/2016 to 12/31/2016	1.579714	1.834816	54,672
01/01/2017 to 12/31/2017	1.834816	1.939528	53,941
01/01/2018 to 04/30/2018	1.939528	1.869474	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.147593	1.135498	59,837
01/01/2012 to 12/31/2012	1.135498	1.298420	31,968
01/01/2013 to 12/31/2013	1.298420	1.728262	47,333
01/01/2014 to 12/31/2014	1.728262	1.878591	33,858
01/01/2015 to 12/31/2015	1.878591	1.840192	26,415
01/01/2016 to 12/31/2016	1.840192	2.064188	27,435
01/01/2017 to 12/31/2017	2.064188	2.386323	32,473
01/01/2018 to 12/31/2018	2.386323	2.105620	67,223

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	2.105620	2.687973	52,773
01/01/2020 to 12/31/2020	2.687973	2.739179	53,853
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.452417	2.257219	12,488
01/01/2012 to 12/31/2012	2.257219	2.562275	10,562
01/01/2013 to 04/26/2013	2.562275	2.818262	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.827011	8.631059	1,664
01/01/2012 to 12/31/2012	8.631059	9.665608	0
01/01/2013 to 04/26/2013	9.665608	10.577718	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.160961	1.150630	166,928
01/01/2012 to 12/31/2012	1.150630	1.316572	10,643
01/01/2013 to 12/31/2013	1.316572	1.755633	15,527
01/01/2014 to 12/31/2014	1.755633	1.909484	6,398
01/01/2015 to 12/31/2015	1.909484	1.872219	6,289
01/01/2016 to 12/31/2016	1.872219	2.102054	6,147
01/01/2017 to 12/31/2017	2.102054	2.434587	5,665
01/01/2018 to 12/31/2018	2.434587	2.149154	21,165
01/01/2019 to 12/31/2019	2.149154	2.746901	20,174
01/01/2020 to 12/31/2020	2.746901	2.801647	22,088
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.490749	2.294629	37,556
01/01/2012 to 12/31/2012	2.294629	2.607405	4,615
01/01/2013 to 04/26/2013	2.607405	2.868919	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.434409	1.312657	153,009
01/01/2012 to 12/31/2012	1.312657	1.410192	64,793
01/01/2013 to 12/31/2013	1.410192	1.927468	53,185
01/01/2014 to 12/31/2014	1.927468	1.914193	29,078
01/01/2015 to 12/31/2015	1.914193	1.787399	27,444
01/01/2016 to 12/31/2016	1.787399	1.608598	23,322
01/01/2017 to 12/31/2017	1.608598	2.212806	22,278
01/01/2018 to 12/31/2018	2.212806	2.396113	20,944
01/01/2019 to 12/31/2019	2.396113	3.301064	18,786
01/01/2020 to 12/31/2020	3.301064	8.214598	13,585
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.583027	1.642103	56,533
01/01/2012 to 12/31/2012	1.642103	1.771727	44,400
01/01/2013 to 12/31/2013	1.771727	2.407074	111,710
01/01/2014 to 12/31/2014	2.407074	2.359386	91,221
01/01/2015 to 12/31/2015	2.359386	2.328429	67,343
01/01/2016 to 12/31/2016	2.328429	2.710262	59,869
01/01/2017 to 12/31/2017	2.710262	3.077420	46,285
01/01/2018 to 12/31/2018	3.077420	2.813917	41,486
01/01/2019 to 12/31/2019	2.813917	3.580013	35,964
01/01/2020 to 12/31/2020	3.580013	4.390933	34,150
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.516350	1.412181	160,760
01/01/2012 to 12/31/2012	1.412181	1.461632	110,549
01/01/2013 to 04/26/2013	1.461632	1.583301	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.596346	1.656732	374,563

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	1.656732	1.789928	80,944
01/01/2013 to 12/31/2013	1.789928	2.435043	79,066
01/01/2014 to 12/31/2014	2.435043	2.389428	73,396
01/01/2015 to 12/31/2015	2.389428	2.359206	69,949
01/01/2016 to 12/31/2016	2.359206	2.749467	61,633
01/01/2017 to 12/31/2017	2.749467	3.125364	54,132
01/01/2018 to 12/31/2018	3.125364	2.860798	51,774
01/01/2019 to 12/31/2019	2.860798	3.641899	20,581
01/01/2020 to 12/31/2020	3.641899	4.474100	17,244
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999767	1.033445	0
01/01/2015 to 12/31/2015	1.033445	0.960376	0
01/01/2016 to 12/31/2016	0.960376	1.049213	0
01/01/2017 to 12/31/2017	1.049213	1.161532	0
01/01/2018 to 12/31/2018	1.161532	1.055157	0
01/01/2019 to 12/31/2019	1.055157	1.265534	0
01/01/2020 to 12/31/2020	1.265534	1.391554	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.462578	14.710908	46,058
01/01/2012 to 12/31/2012	14.710908	15.782267	24,250
01/01/2013 to 12/31/2013	15.782267	14.077056	19,532
01/01/2014 to 12/31/2014	14.077056	14.240171	19,816
01/01/2015 to 12/31/2015	14.240171	13.564711	5,946
01/01/2016 to 12/31/2016	13.564711	14.000723	5,271
01/01/2017 to 12/31/2017	14.000723	14.242706	5,980
01/01/2018 to 12/31/2018	14.242706	13.664008	5,322
01/01/2019 to 12/31/2019	13.664008	14.544718	4,878
01/01/2020 to 12/31/2020	14.544718	15.949337	3,160
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.590365	1.613189	1,195,889
01/01/2012 to 12/31/2012	1.613189	1.732883	408,096
01/01/2013 to 12/31/2013	1.732883	1.671040	340,761
01/01/2014 to 12/31/2014	1.671040	1.711740	341,625
01/01/2015 to 12/31/2015	1.711740	1.682971	223,874
01/01/2016 to 12/31/2016	1.682971	1.697783	207,360
01/01/2017 to 12/31/2017	1.697783	1.744369	211,335
01/01/2018 to 12/31/2018	1.744369	1.710864	207,489
01/01/2019 to 12/31/2019	1.710864	1.824356	141,678
01/01/2020 to 12/31/2020	1.824356	1.946215	97,517
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215259	10.730608	0
01/01/2014 to 12/31/2014	10.730608	11.461336	0
01/01/2015 to 12/31/2015	11.461336	11.127129	0
01/01/2016 to 12/31/2016	11.127129	11.439057	0
01/01/2017 to 12/31/2017	11.439057	13.099302	0
01/01/2018 to 04/30/2018	13.099302	12.516143	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010696	1.065948	0
01/01/2013 to 12/31/2013	1.065948	1.153942	0
01/01/2014 to 12/31/2014	1.153942	1.222291	0
01/01/2015 to 12/31/2015	1.222291	1.191123	0
01/01/2016 to 12/31/2016	1.191123	1.237247	0

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	1.237247	1.390352	0
01/01/2018 to 12/31/2018	1.390352	1.237981	0
01/01/2019 to 12/31/2019	1.237981	1.478701	0
01/01/2020 to 12/31/2020	1.478701	1.484347	0
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.500012	11.426536	78,164
01/01/2012 to 12/31/2012	11.426536	12.675878	15,860
01/01/2013 to 12/31/2013	12.675878	14.073774	15,782
01/01/2014 to 12/31/2014	14.073774	14.640704	2,594
01/01/2015 to 12/31/2015	14.640704	14.111323	2,653
01/01/2016 to 12/31/2016	14.111323	14.675922	2,552
01/01/2017 to 12/31/2017	14.675922	16.717670	2,558
01/01/2018 to 12/31/2018	16.717670	15.362826	2,548
01/01/2019 to 12/31/2019	15.362826	18.065637	2,518
01/01/2020 to 12/31/2020	18.065637	19.505700	2,707
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.084748	10.666243	5,685
01/01/2012 to 12/31/2012	10.666243	12.061785	551
01/01/2013 to 12/31/2013	12.061785	14.001609	312
01/01/2014 to 12/31/2014	14.001609	14.506040	313
01/01/2015 to 12/31/2015	14.506040	13.931917	468
01/01/2016 to 12/31/2016	13.931917	14.639379	465
01/01/2017 to 12/31/2017	14.639379	17.219636	462
01/01/2018 to 12/31/2018	17.219636	15.447073	458
01/01/2019 to 12/31/2019	15.447073	18.595122	0
01/01/2020 to 12/31/2020	18.595122	20.245878	0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.361049	1.320286	154,568
01/01/2012 to 12/31/2012	1.320286	1.540302	116,517
01/01/2013 to 12/31/2013	1.540302	2.101436	191,016
01/01/2014 to 12/31/2014	2.101436	2.248358	170,674
01/01/2015 to 12/31/2015	2.248358	2.442837	120,680
01/01/2016 to 12/31/2016	2.442837	2.438448	221,193
01/01/2017 to 12/31/2017	2.438448	3.200057	145,937
01/01/2018 to 12/31/2018	3.200057	3.109506	112,679
01/01/2019 to 12/31/2019	3.109506	3.992260	76,807
01/01/2020 to 12/31/2020	3.992260	5.362925	67,276
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.671918	0.595245	442,899
01/01/2012 to 12/31/2012	0.595245	0.656071	246,567
01/01/2013 to 04/26/2013	0.656071	0.685413	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.017488	0.983888	490,169
01/01/2012 to 12/31/2012	0.983888	1.099563	350,986
01/01/2013 to 12/31/2013	1.099563	1.476465	308,932
01/01/2014 to 12/31/2014	1.476465	1.637012	338,360
01/01/2015 to 12/31/2015	1.637012	1.716823	191,212
01/01/2016 to 12/31/2016	1.716823	1.792798	181,205
01/01/2017 to 12/31/2017	1.792798	2.198810	152,424
01/01/2018 to 12/31/2018	2.198810	2.114172	140,575
01/01/2019 to 12/31/2019	2.114172	2.724299	116,811
01/01/2020 to 12/31/2020	2.724299	3.318817	114,869
T. Rowe Price Small Cap Growth Sub-Account

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	1.739462	1.734949	79,163
01/01/2012 to 12/31/2012	1.734949	1.976892	73,663
01/01/2013 to 12/31/2013	1.976892	2.802094	80,354
01/01/2014 to 12/31/2014	2.802094	2.937961	99,649
01/01/2015 to 12/31/2015	2.937961	2.959600	39,843
01/01/2016 to 12/31/2016	2.959600	3.243825	47,484
01/01/2017 to 12/31/2017	3.243825	3.908001	39,678
01/01/2018 to 12/31/2018	3.908001	3.581228	34,777
01/01/2019 to 12/31/2019	3.581228	4.677014	30,869
01/01/2020 to 12/31/2020	4.677014	5.703537	27,889
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.411165	2.212383	223,237
01/01/2012 to 04/27/2012	2.212383	2.444179	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.432191	2.495258	139,174
01/01/2013 to 12/31/2013	2.495258	3.196658	118,191
01/01/2014 to 12/31/2014	3.196658	3.445841	118,694
01/01/2015 to 12/31/2015	3.445841	3.083484	79,130
01/01/2016 to 12/31/2016	3.083484	3.501519	80,744
01/01/2017 to 12/31/2017	3.501519	3.768852	65,220
01/01/2018 to 12/31/2018	3.768852	3.329018	61,500
01/01/2019 to 12/31/2019	3.329018	4.221561	52,579
01/01/2020 to 12/31/2020	4.221561	4.467252	56,417
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.740046	10.884172	0
01/01/2013 to 12/31/2013	10.884172	10.217080	0
01/01/2014 to 12/31/2014	10.217080	10.803915	0
01/01/2015 to 12/31/2015	10.803915	10.667482	0
01/01/2016 to 12/31/2016	10.667482	10.625822	0
01/01/2017 to 12/31/2017	10.625822	10.718809	2,809
01/01/2018 to 12/31/2018	10.718809	10.530304	0
01/01/2019 to 12/31/2019	10.530304	11.128603	0
01/01/2020 to 12/31/2020	11.128603	11.780433	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.428694	2.527196	53,496
01/01/2012 to 12/31/2012	2.527196	2.764952	45,308
01/01/2013 to 12/31/2013	2.764952	2.740822	45,382
01/01/2014 to 12/31/2014	2.740822	2.837144	45,260
01/01/2015 to 12/31/2015	2.837144	2.733514	31,572
01/01/2016 to 12/31/2016	2.733514	2.910555	83,506
01/01/2017 to 12/31/2017	2.910555	3.088627	58,702
01/01/2018 to 12/31/2018	3.088627	2.914095	53,335
01/01/2019 to 12/31/2019	2.914095	3.272787	40,258
01/01/2020 to 12/31/2020	3.272787	3.430250	39,550
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.199870	2.259315	431,185
01/01/2012 to 12/31/2012	2.259315	2.508602	177,726
01/01/2013 to 12/31/2013	2.508602	2.663106	152,416
01/01/2014 to 12/31/2014	2.663106	2.744650	128,862
01/01/2015 to 12/31/2015	2.744650	2.639709	101,056
01/01/2016 to 04/29/2016	2.639709	2.717258	0

	American Forerunner - 1.70
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.466432	2.568656	210,922
01/01/2012 to 12/31/2012	2.568656	2.810415	50,717
01/01/2013 to 12/31/2013	2.810415	2.788878	52,326
01/01/2014 to 12/31/2014	2.788878	2.889895	43,512
01/01/2015 to 12/31/2015	2.889895	2.787327	37,052
01/01/2016 to 12/31/2016	2.787327	2.972594	69,053
01/01/2017 to 12/31/2017	2.972594	3.156006	68,179
01/01/2018 to 12/31/2018	3.156006	2.981031	74,648
01/01/2019 to 12/31/2019	2.981031	3.349807	30,639
01/01/2020 to 12/31/2020	3.349807	3.516251	33,234
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.655411	1.713284	153,012
01/01/2012 to 12/31/2012	1.713284	1.735584	154,653
01/01/2013 to 12/31/2013	1.735584	1.690881	172,232
01/01/2014 to 12/31/2014	1.690881	1.704771	172,791
01/01/2015 to 12/31/2015	1.704771	1.681181	135,044
01/01/2016 to 12/31/2016	1.681181	1.669722	137,176
01/01/2017 to 12/31/2017	1.669722	1.669167	116,648
01/01/2018 to 12/31/2018	1.669167	1.652324	107,954
01/01/2019 to 12/31/2019	1.652324	1.718368	98,624
01/01/2020 to 12/31/2020	1.718368	1.772302	100,921
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.680869	1.739899	113,533
01/01/2012 to 12/31/2012	1.739899	1.764252	42,437
01/01/2013 to 12/31/2013	1.764252	1.721513	47,402
01/01/2014 to 12/31/2014	1.721513	1.735887	41,103
01/01/2015 to 12/31/2015	1.735887	1.713417	40,201
01/01/2016 to 12/31/2016	1.713417	1.704724	39,390
01/01/2017 to 12/31/2017	1.704724	1.705726	40,600
01/01/2018 to 12/31/2018	1.705726	1.690293	41,777
01/01/2019 to 12/31/2019	1.690293	1.759506	12,208
01/01/2020 to 12/31/2020	1.759506	1.816415	3,251

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	15.321660	15.943731	11,156
01/01/2012 to 12/31/2012	15.943731	16.474364	3,941
01/01/2013 to 12/31/2013	16.474364	15.807503	4,072
01/01/2014 to 12/31/2014	15.807503	16.320474	3,348
01/01/2015 to 12/31/2015	16.320474	16.049189	3,275
01/01/2016 to 12/31/2016	16.049189	16.202668	3,365
01/01/2017 to 12/31/2017	16.202668	16.472989	2,800
01/01/2018 to 12/31/2018	16.472989	16.037992	2,178
01/01/2019 to 12/31/2019	16.037992	17.200149	2,115
01/01/2020 to 12/31/2020	17.200149	18.509061	2,170
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.900092	2.299660	443,088
01/01/2012 to 12/31/2012	2.299660	2.664952	274,494

	American Forerunner - 1.95
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	2.664952	3.352586	233,156
01/01/2014 to 12/31/2014	3.352586	3.357625	165,026
01/01/2015 to 12/31/2015	3.357625	3.301520	126,758
01/01/2016 to 12/31/2016	3.301520	3.305704	122,609
01/01/2017 to 12/31/2017	3.305704	4.081577	115,042
01/01/2018 to 12/31/2018	4.081577	3.580137	103,027
01/01/2019 to 12/31/2019	3.580137	4.617620	87,002
01/01/2020 to 12/31/2020	4.617620	5.874145	80,435
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	13.537628	12.708880	203,848
01/01/2012 to 12/31/2012	12.708880	14.691883	91,877
01/01/2013 to 12/31/2013	14.691883	18.745486	81,756
01/01/2014 to 12/31/2014	18.745486	19.947738	72,038
01/01/2015 to 12/31/2015	19.947738	20.904132	67,209
01/01/2016 to 12/31/2016	20.904132	22.445537	48,076
01/01/2017 to 12/31/2017	22.445537	28.241505	39,060
01/01/2018 to 12/31/2018	28.241505	27.624563	32,294
01/01/2019 to 12/31/2019	27.624563	35.428161	22,234
01/01/2020 to 12/31/2020	35.428161	52.837103	16,467
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	9.020902	8.685145	186,608
01/01/2012 to 12/31/2012	8.685145	10.005494	87,084
01/01/2013 to 12/31/2013	10.005494	13.099523	78,413
01/01/2014 to 12/31/2014	13.099523	14.212740	66,087
01/01/2015 to 12/31/2015	14.212740	14.141017	73,300
01/01/2016 to 12/31/2016	14.141017	15.465718	51,450
01/01/2017 to 12/31/2017	15.465718	18.562962	45,143
01/01/2018 to 12/31/2018	18.562962	17.877210	41,318
01/01/2019 to 12/31/2019	17.877210	22.114331	29,534
01/01/2020 to 12/31/2020	22.114331	24.623635	29,197

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.193556	10.523925	0
01/01/2013 to 12/31/2013	10.523925	11.505530	0
01/01/2014 to 12/31/2014	11.505530	12.148862	0
01/01/2015 to 12/31/2015	12.148862	12.019266	0
01/01/2016 to 12/31/2016	12.019266	12.247718	0
01/01/2017 to 12/31/2017	12.247718	13.688555	0
01/01/2018 to 12/31/2018	13.688555	12.524929	0
01/01/2019 to 12/31/2019	12.524929	14.546761	0
01/01/2020 to 12/31/2020	14.546761	15.178890	0
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.823637	9.457635	0
01/01/2012 to 12/31/2012	9.457635	10.560561	0
01/01/2013 to 12/31/2013	10.560561	12.312852	0
01/01/2014 to 12/31/2014	12.312852	12.843992	0
01/01/2015 to 12/31/2015	12.843992	12.544662	0
01/01/2016 to 12/31/2016	12.544662	13.303065	0

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	13.303065	15.291847	0
01/01/2018 to 12/31/2018	15.291847	14.391735	0
01/01/2019 to 12/31/2019	14.391735	16.920435	0
01/01/2020 to 12/31/2020	16.920435	19.234087	0
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.343994	8.756372	0
01/01/2012 to 12/31/2012	8.756372	10.003997	0
01/01/2013 to 12/31/2013	10.003997	12.311051	0
01/01/2014 to 12/31/2014	12.311051	12.883114	0
01/01/2015 to 12/31/2015	12.883114	12.576505	0
01/01/2016 to 12/31/2016	12.576505	13.478957	0
01/01/2017 to 12/31/2017	13.478957	16.089308	0
01/01/2018 to 12/31/2018	16.089308	14.911595	0
01/01/2019 to 12/31/2019	14.911595	18.134456	0
01/01/2020 to 12/31/2020	18.134456	20.855963	0
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.067374	9.921913	0
01/01/2012 to 12/31/2012	9.921913	10.816479	0
01/01/2013 to 12/31/2013	10.816479	12.078006	0
01/01/2014 to 12/31/2014	12.078006	12.604410	0
01/01/2015 to 12/31/2015	12.604410	12.308127	0
01/01/2016 to 12/31/2016	12.308127	12.955773	0
01/01/2017 to 12/31/2017	12.955773	14.396619	0
01/01/2018 to 12/31/2018	14.396619	13.676160	0
01/01/2019 to 12/31/2019	13.676160	15.625807	0
01/01/2020 to 12/31/2020	15.625807	17.366104	0
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.124600	11.511758	0
01/01/2013 to 12/31/2013	11.511758	10.939356	0
01/01/2014 to 12/31/2014	10.939356	11.190495	0
01/01/2015 to 12/31/2015	11.190495	9.953575	0
01/01/2016 to 12/31/2016	9.953575	10.668050	0
01/01/2017 to 12/31/2017	10.668050	11.522604	0
01/01/2018 to 12/31/2018	11.522604	10.613508	0
01/01/2019 to 12/31/2019	10.613508	12.519189	0
01/01/2020 to 12/31/2020	12.519189	12.686201	0
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.291085	1.014309	0
01/01/2012 to 12/31/2012	1.014309	1.190844	0
01/01/2013 to 12/31/2013	1.190844	1.348678	0
01/01/2014 to 12/31/2014	1.348678	1.282253	0
01/01/2015 to 12/31/2015	1.282253	1.233897	0
01/01/2016 to 12/31/2016	1.233897	1.275007	0
01/01/2017 to 12/31/2017	1.275007	1.691793	0
01/01/2018 to 12/31/2018	1.691793	1.377888	0
01/01/2019 to 12/31/2019	1.377888	1.794559	0
01/01/2020 to 12/31/2020	1.794559	2.228642	0
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.314968	1.035044	8,608
01/01/2012 to 12/31/2012	1.035044	1.215465	8,330
01/01/2013 to 12/31/2013	1.215465	1.378462	8,240
01/01/2014 to 12/31/2014	1.378462	1.312613	8,230
01/01/2015 to 12/31/2015	1.312613	1.263412	6,315

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	1.263412	1.307872	2,379
01/01/2017 to 12/31/2017	1.307872	1.735768	2,044
01/01/2018 to 12/31/2018	1.735768	1.415348	2,119
01/01/2019 to 12/31/2019	1.415348	1.845564	1,788
01/01/2020 to 12/31/2020	1.845564	2.293900	1,550
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	4.936907	5.162484	25,102
01/01/2012 to 12/31/2012	5.162484	5.447299	21,635
01/01/2013 to 12/31/2013	5.447299	5.304161	21,594
01/01/2014 to 12/31/2014	5.304161	5.572658	20,091
01/01/2015 to 12/31/2015	5.572658	5.500140	14,010
01/01/2016 to 12/31/2016	5.500140	5.565159	13,406
01/01/2017 to 12/31/2017	5.565159	5.685020	13,125
01/01/2018 to 12/31/2018	5.685020	5.557076	12,828
01/01/2019 to 12/31/2019	5.557076	5.988329	12,700
01/01/2020 to 12/31/2020	5.988329	6.381050	12,382
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.042995	2.719248	0
01/01/2012 to 12/31/2012	2.719248	3.050904	0
01/01/2013 to 12/31/2013	3.050904	4.018416	0
01/01/2014 to 12/31/2014	4.018416	4.294003	0
01/01/2015 to 12/31/2015	4.294003	4.477621	0
01/01/2016 to 12/31/2016	4.477621	4.397813	0
01/01/2017 to 12/31/2017	4.397813	5.778352	0
01/01/2018 to 12/31/2018	5.778352	5.806946	0
01/01/2019 to 12/31/2019	5.806946	7.569194	0
01/01/2020 to 12/31/2020	7.569194	10.446283	0
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.084626	2.759234	7,586
01/01/2012 to 12/31/2012	2.759234	3.098543	7,577
01/01/2013 to 12/31/2013	3.098543	4.085499	6,975
01/01/2014 to 12/31/2014	4.085499	4.370040	6,830
01/01/2015 to 12/31/2015	4.370040	4.561011	6,442
01/01/2016 to 12/31/2016	4.561011	4.483796	2,795
01/01/2017 to 12/31/2017	4.483796	5.898472	2,749
01/01/2018 to 12/31/2018	5.898472	5.932623	2,714
01/01/2019 to 12/31/2019	5.932623	7.741448	2,684
01/01/2020 to 12/31/2020	7.741448	10.693518	7,716
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.949122	10.254082	0
01/01/2013 to 12/31/2013	10.254082	11.126036	0
01/01/2014 to 12/31/2014	11.126036	11.591394	0
01/01/2015 to 12/31/2015	11.591394	11.389303	0
01/01/2016 to 12/31/2016	11.389303	11.699377	0
01/01/2017 to 12/31/2017	11.699377	13.040034	0
01/01/2018 to 12/31/2018	13.040034	11.904063	0
01/01/2019 to 12/31/2019	11.904063	14.124373	0
01/01/2020 to 12/31/2020	14.124373	14.491497	0
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.174526	2.139036	25,058
01/01/2012 to 12/31/2012	2.139036	2.103840	21,836
01/01/2013 to 12/31/2013	2.103840	2.069410	22,233
01/01/2014 to 12/31/2014	2.069410	2.035544	20,891

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	2.035544	2.002232	8,735
01/01/2016 to 12/31/2016	2.002232	1.971674	7,924
01/01/2017 to 12/31/2017	1.971674	1.951804	7,839
01/01/2018 to 12/31/2018	1.951804	1.949424	6,183
01/01/2019 to 12/31/2019	1.949424	1.953535	5,442
01/01/2020 to 12/31/2020	1.953535	1.925171	2,729
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	11.089854	12.015529	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	11.979340	10.242339	0
01/01/2012 to 12/31/2012	10.242339	11.760467	0
01/01/2013 to 12/31/2013	11.760467	14.981464	0
01/01/2014 to 12/31/2014	14.981464	15.486165	0
01/01/2015 to 12/31/2015	15.486165	14.926820	0
01/01/2016 to 12/31/2016	14.926820	16.000797	0
01/01/2017 to 12/31/2017	16.000797	19.349515	0
01/01/2018 to 12/31/2018	19.349515	17.115573	0
01/01/2019 to 12/31/2019	17.115573	21.462161	0
01/01/2020 to 12/31/2020	21.462161	25.102506	0
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.131964	12.322005	0
01/01/2012 to 12/31/2012	12.322005	13.231826	0
01/01/2013 to 12/31/2013	13.231826	13.573144	0
01/01/2014 to 12/31/2014	13.573144	13.948068	0
01/01/2015 to 12/31/2015	13.948068	13.639471	0
01/01/2016 to 12/31/2016	13.639471	14.024040	0
01/01/2017 to 12/31/2017	14.024040	14.751497	0
01/01/2018 to 12/31/2018	14.751497	14.129939	0
01/01/2019 to 12/31/2019	14.129939	15.529916	0
01/01/2020 to 12/31/2020	15.529916	16.728834	0
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.990660	11.918577	0
01/01/2012 to 12/31/2012	11.918577	13.066150	0
01/01/2013 to 12/31/2013	13.066150	14.256454	0
01/01/2014 to 12/31/2014	14.256454	14.713992	0
01/01/2015 to 12/31/2015	14.713992	14.317849	0
01/01/2016 to 12/31/2016	14.317849	14.940926	0
01/01/2017 to 12/31/2017	14.940926	16.261207	0
01/01/2018 to 12/31/2018	16.261207	15.289751	0
01/01/2019 to 12/31/2019	15.289751	17.385111	0
01/01/2020 to 12/31/2020	17.385111	18.987357	0
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.782787	11.431711	3,496
01/01/2012 to 12/31/2012	11.431711	12.732497	3,469
01/01/2013 to 12/31/2013	12.732497	14.776555	3,443
01/01/2014 to 12/31/2014	14.776555	15.268813	7,509
01/01/2015 to 12/31/2015	15.268813	14.828520	3,124
01/01/2016 to 12/31/2016	14.828520	15.622230	0
01/01/2017 to 12/31/2017	15.622230	17.631112	0
01/01/2018 to 12/31/2018	17.631112	16.278905	0
01/01/2019 to 12/31/2019	16.278905	19.122704	0
01/01/2020 to 12/31/2020	19.122704	21.414061	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	9.610672	9.287285	0
01/01/2012 to 12/31/2012	9.287285	10.607388	0
01/01/2013 to 04/26/2013	10.607388	11.410352	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.484058	13.068643	0
01/01/2014 to 04/25/2014	13.068643	13.005585	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.495202	10.880944	1,895
01/01/2012 to 12/31/2012	10.880944	12.348662	1,599
01/01/2013 to 12/31/2013	12.348662	15.099645	1,482
01/01/2014 to 12/31/2014	15.099645	15.628933	1,255
01/01/2015 to 12/31/2015	15.628933	15.112402	1,044
01/01/2016 to 12/31/2016	15.112402	16.075230	868
01/01/2017 to 12/31/2017	16.075230	18.842907	823
01/01/2018 to 12/31/2018	18.842907	17.029408	770
01/01/2019 to 12/31/2019	17.029408	20.725360	728
01/01/2020 to 12/31/2020	20.725360	23.768277	683
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	9.976006	10.421339	0
01/01/2013 to 12/31/2013	10.421339	11.723002	0
01/01/2014 to 12/31/2014	11.723002	12.643725	0
01/01/2015 to 12/31/2015	12.643725	11.928444	0
01/01/2016 to 12/31/2016	11.928444	12.714734	0
01/01/2017 to 12/31/2017	12.714734	14.800162	0
01/01/2018 to 12/31/2018	14.800162	13.484905	0
01/01/2019 to 12/31/2019	13.484905	16.390046	0
01/01/2020 to 12/31/2020	16.390046	18.139734	0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.869967	3.006328	0
01/01/2012 to 12/31/2012	3.006328	3.299331	0
01/01/2013 to 12/31/2013	3.299331	4.430209	0
01/01/2014 to 12/31/2014	4.430209	4.430652	0
01/01/2015 to 12/31/2015	4.430652	3.936926	0
01/01/2016 to 12/31/2016	3.936926	4.749707	0
01/01/2017 to 12/31/2017	4.749707	5.258064	0
01/01/2018 to 12/31/2018	5.258064	4.477632	0
01/01/2019 to 12/31/2019	4.477632	5.436695	0
01/01/2020 to 12/31/2020	5.436695	5.667298	0
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.945019	3.088061	102,884
01/01/2012 to 12/31/2012	3.088061	3.392446	85,179
01/01/2013 to 12/31/2013	3.392446	4.559928	77,953
01/01/2014 to 12/31/2014	4.559928	4.564905	74,713
01/01/2015 to 12/31/2015	4.564905	4.060195	70,286
01/01/2016 to 12/31/2016	4.060195	4.903442	68,792
01/01/2017 to 12/31/2017	4.903442	5.433793	61,195
01/01/2018 to 12/31/2018	5.433793	4.631861	61,360
01/01/2019 to 12/31/2019	4.631861	5.629558	64,064
01/01/2020 to 12/31/2020	5.629558	5.874277	72,994
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.987741	9.750493	0
01/01/2012 to 12/31/2012	9.750493	10.011875	0
01/01/2013 to 12/31/2013	10.011875	9.962344	0

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	9.962344	9.902968	0
01/01/2015 to 12/31/2015	9.902968	9.680273	0
01/01/2016 to 12/31/2016	9.680273	9.820221	0
01/01/2017 to 12/31/2017	9.820221	9.788588	0
01/01/2018 to 12/31/2018	9.788588	9.669559	0
01/01/2019 to 12/31/2019	9.669559	9.952263	0
01/01/2020 to 12/31/2020	9.952263	9.996813	0
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	37.876508	38.595173	33
01/01/2012 to 12/31/2012	38.595173	42.556677	33
01/01/2013 to 12/31/2013	42.556677	50.348276	33
01/01/2014 to 12/31/2014	50.348276	54.615671	33
01/01/2015 to 12/31/2015	54.615671	54.954648	33
01/01/2016 to 12/31/2016	54.954648	57.699299	33
01/01/2017 to 12/31/2017	57.699299	65.187599	33
01/01/2018 to 12/31/2018	65.187599	61.545539	63
01/01/2019 to 12/31/2019	61.545539	74.290832	63
01/01/2020 to 12/31/2020	74.290832	85.820061	63
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.168729	2.983912	0
01/01/2012 to 12/31/2012	2.983912	3.305125	0
01/01/2013 to 12/31/2013	3.305125	4.335560	0
01/01/2014 to 12/31/2014	4.335560	4.706150	0
01/01/2015 to 12/31/2015	4.706150	4.728277	0
01/01/2016 to 12/31/2016	4.728277	4.979046	0
01/01/2017 to 12/31/2017	4.979046	5.819042	0
01/01/2018 to 12/31/2018	5.819042	5.703084	0
01/01/2019 to 12/31/2019	5.703084	7.328837	0
01/01/2020 to 12/31/2020	7.328837	7.999494	0
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.217093	3.032299	150,832
01/01/2012 to 12/31/2012	3.032299	3.361240	149,884
01/01/2013 to 12/31/2013	3.361240	4.414784	142,982
01/01/2014 to 12/31/2014	4.414784	4.796183	130,734
01/01/2015 to 12/31/2015	4.796183	4.824625	122,407
01/01/2016 to 12/31/2016	4.824625	5.085097	116,976
01/01/2017 to 12/31/2017	5.085097	5.948511	112,781
01/01/2018 to 12/31/2018	5.948511	5.836044	110,165
01/01/2019 to 12/31/2019	5.836044	7.506995	104,704
01/01/2020 to 12/31/2020	7.506995	8.201957	105,664
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.924863	5.842974	11,240
01/01/2012 to 12/31/2012	5.842974	6.517699	0
01/01/2013 to 12/31/2013	6.517699	8.608949	0
01/01/2014 to 12/31/2014	8.608949	9.611695	0
01/01/2015 to 12/31/2015	9.611695	9.879285	0
01/01/2016 to 12/31/2016	9.879285	10.521999	0
01/01/2017 to 12/31/2017	10.521999	12.621113	0
01/01/2018 to 12/31/2018	12.621113	11.628503	0
01/01/2019 to 12/31/2019	11.628503	15.076276	0
01/01/2020 to 12/31/2020	15.076276	18.110490	0
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	14.025858	13.026028	1,289

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	13.026028	16.141583	500
01/01/2013 to 12/31/2013	16.141583	16.440377	506
01/01/2014 to 12/31/2014	16.440377	18.316874	53
01/01/2015 to 12/31/2015	18.316874	17.764593	55
01/01/2016 to 12/31/2016	17.764593	17.626625	57
01/01/2017 to 12/31/2017	17.626625	19.202089	60
01/01/2018 to 12/31/2018	19.202089	17.253233	63
01/01/2019 to 12/31/2019	17.253233	21.181473	61
01/01/2020 to 12/31/2020	21.181473	19.788581	75
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	42.428883	40.381748	286
01/01/2012 to 12/31/2012	40.381748	43.964322	35
01/01/2013 to 12/31/2013	43.964322	57.271276	35
01/01/2014 to 12/31/2014	57.271276	62.460906	35
01/01/2015 to 12/31/2015	62.460906	63.038729	35
01/01/2016 to 12/31/2016	63.038729	65.205263	35
01/01/2017 to 12/31/2017	65.205263	80.135112	35
01/01/2018 to 12/31/2018	80.135112	74.165274	59
01/01/2019 to 12/31/2019	74.165274	96.907893	59
01/01/2020 to 12/31/2020	96.907893	125.233938	59
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.949374	1.644169	0
01/01/2012 to 12/31/2012	1.644169	2.090188	0
01/01/2013 to 12/31/2013	2.090188	2.682860	0
01/01/2014 to 12/31/2014	2.682860	2.486157	0
01/01/2015 to 12/31/2015	2.486157	2.334884	0
01/01/2016 to 12/31/2016	2.334884	2.484490	0
01/01/2017 to 12/31/2017	2.484490	3.187603	0
01/01/2018 to 12/31/2018	3.187603	2.383554	0
01/01/2019 to 12/31/2019	2.383554	2.919404	0
01/01/2020 to 12/31/2020	2.919404	3.018476	0
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.967035	1.661692	11,713
01/01/2012 to 12/31/2012	1.661692	2.112778	0
01/01/2013 to 12/31/2013	2.112778	2.715143	0
01/01/2014 to 12/31/2014	2.715143	2.519395	0
01/01/2015 to 12/31/2015	2.519395	2.367784	0
01/01/2016 to 12/31/2016	2.367784	2.522580	0
01/01/2017 to 12/31/2017	2.522580	3.238853	0
01/01/2018 to 12/31/2018	3.238853	2.425276	0
01/01/2019 to 12/31/2019	2.425276	2.972435	0
01/01/2020 to 12/31/2020	2.972435	3.076959	0
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010672	1.046190	0
01/01/2013 to 12/31/2013	1.046190	1.048221	0
01/01/2014 to 12/31/2014	1.048221	1.088609	0
01/01/2015 to 12/31/2015	1.088609	1.025766	0
01/01/2016 to 12/31/2016	1.025766	1.127200	0
01/01/2017 to 12/31/2017	1.127200	1.219689	0
01/01/2018 to 12/31/2018	1.219689	1.122424	0
01/01/2019 to 12/31/2019	1.122424	1.272755	0
01/01/2020 to 12/31/2020	1.272755	1.378767	0
Invesco Global Equity Sub-Account (Class B)

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	18.048102	16.261067	935
01/01/2012 to 12/31/2012	16.261067	19.380368	352
01/01/2013 to 12/31/2013	19.380368	24.231996	351
01/01/2014 to 12/31/2014	24.231996	24.346062	351
01/01/2015 to 12/31/2015	24.346062	24.890113	350
01/01/2016 to 12/31/2016	24.890113	24.539343	350
01/01/2017 to 12/31/2017	24.539343	33.006345	349
01/01/2018 to 12/31/2018	33.006345	28.195963	33
01/01/2019 to 12/31/2019	28.195963	36.489545	33
01/01/2020 to 12/31/2020	36.489545	45.790996	33
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.059448	8.296852	0
01/01/2012 to 12/31/2012	8.296852	9.973212	0
01/01/2013 to 04/26/2013	9.973212	10.594142	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.554102	1.512194	17,516
01/01/2012 to 12/31/2012	1.512194	1.758475	2,688
01/01/2013 to 12/31/2013	1.758475	2.424639	2,686
01/01/2014 to 12/31/2014	2.424639	2.573631	2,684
01/01/2015 to 12/31/2015	2.573631	2.488230	0
01/01/2016 to 12/31/2016	2.488230	2.727377	0
01/01/2017 to 12/31/2017	2.727377	3.362504	0
01/01/2018 to 12/31/2018	3.362504	3.007942	0
01/01/2019 to 12/31/2019	3.007942	3.680915	0
01/01/2020 to 12/31/2020	3.680915	5.675723	0
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.499494	0.492426	0
01/01/2012 to 12/31/2012	0.492426	0.559675	0
01/01/2013 to 12/31/2013	0.559675	0.752736	0
01/01/2014 to 12/31/2014	0.752736	0.805154	0
01/01/2015 to 12/31/2015	0.805154	0.875450	0
01/01/2016 to 12/31/2016	0.875450	0.860006	0
01/01/2017 to 12/31/2017	0.860006	1.158890	0
01/01/2018 to 12/31/2018	1.158890	1.141116	0
01/01/2019 to 12/31/2019	1.141116	1.487184	0
01/01/2020 to 12/31/2020	1.487184	2.287474	0
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.204484	7.959073	0
01/01/2012 to 04/27/2012	7.959073	8.946645	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.503152	0.496454	27,419
01/01/2012 to 12/31/2012	0.496454	0.564361	26,351
01/01/2013 to 12/31/2013	0.564361	0.759988	21,851
01/01/2014 to 12/31/2014	0.759988	0.813763	0
01/01/2015 to 12/31/2015	0.813763	0.885812	0
01/01/2016 to 12/31/2016	0.885812	0.871201	9,139
01/01/2017 to 12/31/2017	0.871201	1.175116	9,088
01/01/2018 to 12/31/2018	1.175116	1.158350	9,049
01/01/2019 to 12/31/2019	1.158350	1.510443	9,011
01/01/2020 to 12/31/2020	1.510443	2.326563	41,238
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012726	1.048233	0
01/01/2013 to 12/31/2013	1.048233	1.144363	0

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	1.144363	1.204158	0
01/01/2015 to 12/31/2015	1.204158	1.195044	0
01/01/2016 to 12/31/2016	1.195044	1.209612	0
01/01/2017 to 12/31/2017	1.209612	1.388072	0
01/01/2018 to 12/31/2018	1.388072	1.267101	0
01/01/2019 to 12/31/2019	1.267101	1.457163	0
01/01/2020 to 12/31/2020	1.457163	1.608488	0
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996816	1.038614	0
01/01/2015 to 12/31/2015	1.038614	1.011568	0
01/01/2016 to 12/31/2016	1.011568	1.014864	0
01/01/2017 to 12/31/2017	1.014864	1.152921	0
01/01/2018 to 04/30/2018	1.152921	1.123418	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.743738	0.755350	0
01/01/2012 to 12/31/2012	0.755350	0.880426	0
01/01/2013 to 12/31/2013	0.880426	1.260945	0
01/01/2014 to 12/31/2014	1.260945	1.474643	0
01/01/2015 to 12/31/2015	1.474643	1.391959	0
01/01/2016 to 12/31/2016	1.391959	1.405881	0
01/01/2017 to 12/31/2017	1.405881	1.637515	0
01/01/2018 to 12/31/2018	1.637515	1.496889	0
01/01/2019 to 12/31/2019	1.496889	1.819424	0
01/01/2020 to 12/31/2020	1.819424	2.366352	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	144.689994	131.588146	258
01/01/2012 to 12/31/2012	131.588146	158.564774	258
01/01/2013 to 12/31/2013	158.564774	200.867763	255
01/01/2014 to 04/25/2014	200.867763	209.000348	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.823349	6.186981	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.625374	0.566338	203,909
01/01/2012 to 12/31/2012	0.566338	0.660445	106,384
01/01/2013 to 12/31/2013	0.660445	0.947499	76,788
01/01/2014 to 12/31/2014	0.947499	1.108560	80,025
01/01/2015 to 12/31/2015	1.108560	1.046946	47,698
01/01/2016 to 12/31/2016	1.046946	1.059024	47,171
01/01/2017 to 12/31/2017	1.059024	1.234916	47,171
01/01/2018 to 12/31/2018	1.234916	1.130284	47,171
01/01/2019 to 12/31/2019	1.130284	1.374788	47,171
01/01/2020 to 12/31/2020	1.374788	1.788996	0
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.588651	0.625459	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.859003	14.108706	0
01/01/2014 to 12/31/2014	14.108706	14.358988	0
01/01/2015 to 12/31/2015	14.358988	14.297405	0
01/01/2016 to 12/31/2016	14.297405	14.735271	537
01/01/2017 to 12/31/2017	14.735271	17.824158	534
01/01/2018 to 12/31/2018	17.824158	16.586315	532
01/01/2019 to 12/31/2019	16.586315	20.805615	530
01/01/2020 to 12/31/2020	20.805615	23.490585	527

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.026118	11.077537	0
01/01/2012 to 12/31/2012	11.077537	12.256493	0
01/01/2013 to 04/26/2013	12.256493	12.783611	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.427737	3.383177	0
01/01/2012 to 12/31/2012	3.383177	3.802319	0
01/01/2013 to 12/31/2013	3.802319	5.261802	0
01/01/2014 to 12/31/2014	5.261802	5.356937	0
01/01/2015 to 12/31/2015	5.356937	5.177467	0
01/01/2016 to 12/31/2016	5.177467	6.058964	0
01/01/2017 to 12/31/2017	6.058964	6.851587	0
01/01/2018 to 12/31/2018	6.851587	5.977594	0
01/01/2019 to 12/31/2019	5.977594	7.363083	0
01/01/2020 to 12/31/2020	7.363083	8.095825	0
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.473443	3.431766	5,976
01/01/2012 to 12/31/2012	3.431766	3.860692	5,943
01/01/2013 to 12/31/2013	3.860692	5.347967	5,641
01/01/2014 to 12/31/2014	5.347967	5.449871	2,604
01/01/2015 to 12/31/2015	5.449871	5.272733	2,604
01/01/2016 to 12/31/2016	5.272733	6.176517	447
01/01/2017 to 12/31/2017	6.176517	6.991447	407
01/01/2018 to 12/31/2018	6.991447	6.105804	0
01/01/2019 to 12/31/2019	6.105804	7.528368	0
01/01/2020 to 12/31/2020	7.528368	8.285858	0
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.045639	1.056798	21,968
01/01/2012 to 12/31/2012	1.056798	1.152651	21,869
01/01/2013 to 12/31/2013	1.152651	1.682325	18,323
01/01/2014 to 12/31/2014	1.682325	1.670259	22,136
01/01/2015 to 12/31/2015	1.670259	1.666373	22,092
01/01/2016 to 12/31/2016	1.666373	1.738223	16,300
01/01/2017 to 12/31/2017	1.738223	2.166096	16,215
01/01/2018 to 12/31/2018	2.166096	2.136399	14,750
01/01/2019 to 12/31/2019	2.136399	2.658526	14,693
01/01/2020 to 12/31/2020	2.658526	3.505162	979
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.505951	1.589260	34,725
01/01/2012 to 12/31/2012	1.589260	1.619778	30,559
01/01/2013 to 12/31/2013	1.619778	1.552935	29,742
01/01/2014 to 12/31/2014	1.552935	1.611204	28,551
01/01/2015 to 12/31/2015	1.611204	1.586256	27,435
01/01/2016 to 12/31/2016	1.586256	1.593690	26,333
01/01/2017 to 12/31/2017	1.593690	1.614150	25,359
01/01/2018 to 12/31/2018	1.614150	1.580427	24,273
01/01/2019 to 12/31/2019	1.580427	1.684170	23,432
01/01/2020 to 12/31/2020	1.684170	1.772728	22,696
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.695193	1.631032	23,004
01/01/2012 to 12/31/2012	1.631032	1.882206	21,590
01/01/2013 to 12/31/2013	1.882206	2.459236	19,152

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	2.459236	2.642152	18,758
01/01/2015 to 12/31/2015	2.642152	2.530784	13,353
01/01/2016 to 12/31/2016	2.530784	2.990699	5,212
01/01/2017 to 12/31/2017	2.990699	3.401669	5,212
01/01/2018 to 12/31/2018	3.401669	2.960641	5,212
01/01/2019 to 12/31/2019	2.960641	3.656761	5,212
01/01/2020 to 12/31/2020	3.656761	4.069883	5,212
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.242705	1.067779	0
01/01/2012 to 12/31/2012	1.067779	1.239514	0
01/01/2013 to 12/31/2013	1.239514	1.481622	0
01/01/2014 to 12/31/2014	1.481622	1.366029	0
01/01/2015 to 12/31/2015	1.366029	1.326476	0
01/01/2016 to 12/31/2016	1.326476	1.317817	0
01/01/2017 to 12/31/2017	1.317817	1.615287	0
01/01/2018 to 12/31/2018	1.615287	1.365018	0
01/01/2019 to 12/31/2019	1.365018	1.632039	0
01/01/2020 to 12/31/2020	1.632039	1.726872	0
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.784190	11.257330	0
01/01/2014 to 12/31/2014	11.257330	12.098588	0
01/01/2015 to 12/31/2015	12.098588	11.756380	0
01/01/2016 to 12/31/2016	11.756380	12.068350	0
01/01/2017 to 12/31/2017	12.068350	13.716631	0
01/01/2018 to 12/31/2018	13.716631	12.521573	0
01/01/2019 to 12/31/2019	12.521573	14.990737	0
01/01/2020 to 12/31/2020	14.990737	15.711737	0
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.749469	1.647120	47,844
01/01/2012 to 12/31/2012	1.647120	1.880075	29,260
01/01/2013 to 12/31/2013	1.880075	2.555432	27,117
01/01/2014 to 12/31/2014	2.555432	2.633799	26,587
01/01/2015 to 12/31/2015	2.633799	2.474329	25,107
01/01/2016 to 12/31/2016	2.474329	2.944033	10,368
01/01/2017 to 12/31/2017	2.944033	3.312746	10,363
01/01/2018 to 12/31/2018	3.312746	2.893896	10,357
01/01/2019 to 12/31/2019	2.893896	3.566834	10,352
01/01/2020 to 12/31/2020	3.566834	4.187138	9,433
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.662398	3.661499	17,605
01/01/2012 to 12/31/2012	3.661499	4.156910	17,168
01/01/2013 to 12/31/2013	4.156910	5.385032	15,480
01/01/2014 to 12/31/2014	5.385032	5.990741	45,988
01/01/2015 to 12/31/2015	5.990741	5.946523	13,700
01/01/2016 to 12/31/2016	5.946523	6.515008	7,951
01/01/2017 to 12/31/2017	6.515008	7.769395	7,656
01/01/2018 to 12/31/2018	7.769395	7.272369	7,307
01/01/2019 to 12/31/2019	7.272369	9.356662	6,859
01/01/2020 to 12/31/2020	9.356662	10.843700	6,301
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.431737	1.257456	26,789
01/01/2012 to 12/31/2012	1.257456	1.443414	26,204
01/01/2013 to 12/31/2013	1.443414	1.693213	24,537

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	1.693213	1.549757	10,895
01/01/2015 to 12/31/2015	1.549757	1.497353	5,510
01/01/2016 to 12/31/2016	1.497353	1.459957	685
01/01/2017 to 12/31/2017	1.459957	1.840476	628
01/01/2018 to 12/31/2018	1.840476	1.556830	696
01/01/2019 to 12/31/2019	1.556830	1.964948	660
01/01/2020 to 12/31/2020	1.964948	2.184285	678
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	4.188266	4.208818	3,786
01/01/2012 to 12/31/2012	4.208818	4.607718	3,754
01/01/2013 to 12/31/2013	4.607718	5.379847	39,590
01/01/2014 to 12/31/2014	5.379847	5.734400	263
01/01/2015 to 12/31/2015	5.734400	5.618019	143
01/01/2016 to 12/31/2016	5.618019	6.019178	0
01/01/2017 to 12/31/2017	6.019178	6.641415	30,458
01/01/2018 to 12/31/2018	6.641415	6.152634	0
01/01/2019 to 12/31/2019	6.152634	7.266536	0
01/01/2020 to 12/31/2020	7.266536	7.825477	0
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.080178	1.084317	0
01/01/2012 to 12/31/2012	1.084317	1.215466	0
01/01/2013 to 12/31/2013	1.215466	1.575125	0
01/01/2014 to 12/31/2014	1.575125	1.699662	0
01/01/2015 to 12/31/2015	1.699662	1.568554	0
01/01/2016 to 12/31/2016	1.568554	1.822097	0
01/01/2017 to 12/31/2017	1.822097	1.924133	0
01/01/2018 to 04/30/2018	1.924133	1.854126	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.089537	1.094544	34,987
01/01/2012 to 12/31/2012	1.094544	1.228744	0
01/01/2013 to 12/31/2013	1.228744	1.594029	0
01/01/2014 to 12/31/2014	1.594029	1.721444	0
01/01/2015 to 12/31/2015	1.721444	1.590541	0
01/01/2016 to 12/31/2016	1.590541	1.848315	0
01/01/2017 to 12/31/2017	1.848315	1.954772	0
01/01/2018 to 04/30/2018	1.954772	1.884475	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.154588	1.142989	0
01/01/2012 to 12/31/2012	1.142989	1.307643	0
01/01/2013 to 12/31/2013	1.307643	1.741408	0
01/01/2014 to 12/31/2014	1.741408	1.893828	0
01/01/2015 to 12/31/2015	1.893828	1.856045	0
01/01/2016 to 12/31/2016	1.856045	2.083012	0
01/01/2017 to 12/31/2017	2.083012	2.409285	0
01/01/2018 to 12/31/2018	2.409285	2.126951	0
01/01/2019 to 12/31/2019	2.126951	2.716561	0
01/01/2020 to 12/31/2020	2.716561	2.769701	0
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.474200	2.278406	0
01/01/2012 to 12/31/2012	2.278406	2.587625	0
01/01/2013 to 04/26/2013	2.587625	2.846597	0

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.838888	8.646988	0
01/01/2012 to 12/31/2012	8.646988	9.688314	0
01/01/2013 to 04/26/2013	9.688314	10.604251	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.168068	1.158251	4,597
01/01/2012 to 12/31/2012	1.158251	1.325959	4,550
01/01/2013 to 12/31/2013	1.325959	1.769034	15,009
01/01/2014 to 12/31/2014	1.769034	1.925021	14,468
01/01/2015 to 12/31/2015	1.925021	1.888397	10,703
01/01/2016 to 12/31/2016	1.888397	2.121279	10,139
01/01/2017 to 12/31/2017	2.121279	2.458078	9,657
01/01/2018 to 12/31/2018	2.458078	2.170983	9,258
01/01/2019 to 12/31/2019	2.170983	2.776189	8,748
01/01/2020 to 12/31/2020	2.776189	2.832939	8,420
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.512865	2.316159	6,015
01/01/2012 to 12/31/2012	2.316159	2.633193	5,767
01/01/2013 to 04/26/2013	2.633193	2.897754	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.444381	1.322444	28,761
01/01/2012 to 12/31/2012	1.322444	1.421420	30,417
01/01/2013 to 12/31/2013	1.421420	1.943785	26,821
01/01/2014 to 12/31/2014	1.943785	1.931364	35,134
01/01/2015 to 12/31/2015	1.931364	1.804335	32,551
01/01/2016 to 12/31/2016	1.804335	1.624652	31,965
01/01/2017 to 12/31/2017	1.624652	2.236004	34,549
01/01/2018 to 12/31/2018	2.236004	2.422452	29,344
01/01/2019 to 12/31/2019	2.422452	3.339019	27,103
01/01/2020 to 12/31/2020	3.339019	8.313204	23,449
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.591359	1.651570	0
01/01/2012 to 12/31/2012	1.651570	1.782837	0
01/01/2013 to 12/31/2013	1.782837	2.423379	0
01/01/2014 to 12/31/2014	2.423379	2.376556	0
01/01/2015 to 12/31/2015	2.376556	2.346547	0
01/01/2016 to 12/31/2016	2.346547	2.732717	0
01/01/2017 to 12/31/2017	2.732717	3.104464	0
01/01/2018 to 12/31/2018	3.104464	2.840075	0
01/01/2019 to 12/31/2019	2.840075	3.615099	0
01/01/2020 to 12/31/2020	3.615099	4.436189	0
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.523360	1.419418	5,037
01/01/2012 to 12/31/2012	1.419418	1.469862	2,503
01/01/2013 to 04/26/2013	1.469862	1.592469	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.604745	1.666280	92,156
01/01/2012 to 12/31/2012	1.666280	1.801149	60,490
01/01/2013 to 12/31/2013	1.801149	2.451532	54,277
01/01/2014 to 12/31/2014	2.451532	2.406811	37,056
01/01/2015 to 12/31/2015	2.406811	2.377558	26,724
01/01/2016 to 12/31/2016	2.377558	2.772240	25,655
01/01/2017 to 12/31/2017	2.772240	3.152823	23,227

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	3.152823	2.887385	24,041
01/01/2019 to 12/31/2019	2.887385	3.677583	22,610
01/01/2020 to 12/31/2020	3.677583	4.520203	24,632
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999774	1.033802	0
01/01/2015 to 12/31/2015	1.033802	0.961188	0
01/01/2016 to 12/31/2016	0.961188	1.050626	0
01/01/2017 to 12/31/2017	1.050626	1.163676	0
01/01/2018 to 12/31/2018	1.163676	1.057636	0
01/01/2019 to 12/31/2019	1.057636	1.269142	0
01/01/2020 to 12/31/2020	1.269142	1.396221	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.514332	14.774824	3,306
01/01/2012 to 12/31/2012	14.774824	15.858806	15,810
01/01/2013 to 12/31/2013	15.858806	14.152404	2,807
01/01/2014 to 12/31/2014	14.152404	14.323554	2,179
01/01/2015 to 12/31/2015	14.323554	13.650966	0
01/01/2016 to 12/31/2016	13.650966	14.096797	0
01/01/2017 to 12/31/2017	14.096797	14.347593	0
01/01/2018 to 12/31/2018	14.347593	13.771558	0
01/01/2019 to 12/31/2019	13.771558	14.666531	0
01/01/2020 to 12/31/2020	14.666531	16.090976	0
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.598243	1.621989	479,917
01/01/2012 to 12/31/2012	1.621989	1.743212	356,558
01/01/2013 to 12/31/2013	1.743212	1.681841	376,791
01/01/2014 to 12/31/2014	1.681841	1.723666	305,578
01/01/2015 to 12/31/2015	1.723666	1.695544	283,099
01/01/2016 to 12/31/2016	1.695544	1.711322	378,238
01/01/2017 to 12/31/2017	1.711322	1.759157	289,284
01/01/2018 to 12/31/2018	1.759157	1.726235	304,271
01/01/2019 to 12/31/2019	1.726235	1.841667	320,057
01/01/2020 to 12/31/2020	1.841667	1.965668	307,789
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215398	10.734370	0
01/01/2014 to 12/31/2014	10.734370	11.471089	0
01/01/2015 to 12/31/2015	11.471089	11.142169	0
01/01/2016 to 12/31/2016	11.142169	11.460248	0
01/01/2017 to 12/31/2017	11.460248	13.130110	0
01/01/2018 to 04/30/2018	13.130110	12.547627	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010704	1.066315	0
01/01/2013 to 12/31/2013	1.066315	1.154916	0
01/01/2014 to 12/31/2014	1.154916	1.223934	0
01/01/2015 to 12/31/2015	1.223934	1.193322	0
01/01/2016 to 12/31/2016	1.193322	1.240150	0
01/01/2017 to 12/31/2017	1.240150	1.394309	0
01/01/2018 to 12/31/2018	1.394309	1.242129	0
01/01/2019 to 12/31/2019	1.242129	1.484398	0
01/01/2020 to 12/31/2020	1.484398	1.490813	0
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.530272	11.462321	0

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	11.462321	12.721967	0
01/01/2013 to 12/31/2013	12.721967	14.132010	0
01/01/2014 to 12/31/2014	14.132010	14.708639	0
01/01/2015 to 12/31/2015	14.708639	14.183895	0
01/01/2016 to 12/31/2016	14.183895	14.758774	0
01/01/2017 to 12/31/2017	14.758774	16.820429	0
01/01/2018 to 12/31/2018	16.820429	15.465036	0
01/01/2019 to 12/31/2019	15.465036	18.194923	0
01/01/2020 to 12/31/2020	18.194923	19.655144	0
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.113919	10.699652	0
01/01/2012 to 12/31/2012	10.699652	12.105646	0
01/01/2013 to 12/31/2013	12.105646	14.059551	0
01/01/2014 to 12/31/2014	14.059551	14.573355	0
01/01/2015 to 12/31/2015	14.573355	14.003571	0
01/01/2016 to 12/31/2016	14.003571	14.722029	0
01/01/2017 to 12/31/2017	14.722029	17.325486	0
01/01/2018 to 12/31/2018	17.325486	15.549850	0
01/01/2019 to 12/31/2019	15.549850	18.728205	0
01/01/2020 to 12/31/2020	18.728205	20.401002	0
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.369346	1.328997	0
01/01/2012 to 12/31/2012	1.328997	1.551244	0
01/01/2013 to 12/31/2013	1.551244	2.117422	17,293
01/01/2014 to 12/31/2014	2.117422	2.266595	7,437
01/01/2015 to 12/31/2015	2.266595	2.463883	78,793
01/01/2016 to 12/31/2016	2.463883	2.460687	10,723
01/01/2017 to 12/31/2017	2.460687	3.230850	10,705
01/01/2018 to 12/31/2018	3.230850	3.141008	10,691
01/01/2019 to 12/31/2019	3.141008	4.034721	10,678
01/01/2020 to 12/31/2020	4.034721	5.422681	3,226
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.675266	0.598509	46,669
01/01/2012 to 12/31/2012	0.598509	0.660000	46,669
01/01/2013 to 04/26/2013	0.660000	0.689628	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.022549	0.989276	5,810
01/01/2012 to 12/31/2012	0.989276	1.106140	5,785
01/01/2013 to 12/31/2013	1.106140	1.486039	6,633
01/01/2014 to 12/31/2014	1.486039	1.648450	2,854
01/01/2015 to 12/31/2015	1.648450	1.729684	2,809
01/01/2016 to 12/31/2016	1.729684	1.807132	6,882
01/01/2017 to 12/31/2017	1.807132	2.217494	6,807
01/01/2018 to 12/31/2018	2.217494	2.133210	89,176
01/01/2019 to 12/31/2019	2.133210	2.750206	6,706
01/01/2020 to 12/31/2020	2.750206	3.352057	4,831
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.751545	1.747873	0
01/01/2012 to 12/31/2012	1.747873	1.992620	0
01/01/2013 to 12/31/2013	1.992620	2.825798	0
01/01/2014 to 12/31/2014	2.825798	2.964295	0
01/01/2015 to 12/31/2015	2.964295	2.987623	0
01/01/2016 to 12/31/2016	2.987623	3.276177	2,629

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	3.276177	3.948945	2,615
01/01/2018 to 12/31/2018	3.948945	3.620569	2,604
01/01/2019 to 12/31/2019	3.620569	4.730757	2,593
01/01/2020 to 12/31/2020	4.730757	5.771968	2,581
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.425880	2.226997	25,547
01/01/2012 to 04/27/2012	2.226997	2.460724	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.448666	2.513003	5,275
01/01/2013 to 12/31/2013	2.513003	3.221000	4,480
01/01/2014 to 12/31/2014	3.221000	3.473817	701
01/01/2015 to 12/31/2015	3.473817	3.110074	553
01/01/2016 to 12/31/2016	3.110074	3.533481	553
01/01/2017 to 12/31/2017	3.533481	3.805150	552
01/01/2018 to 12/31/2018	3.805150	3.362772	552
01/01/2019 to 12/31/2019	3.362772	4.266497	552
01/01/2020 to 12/31/2020	4.266497	4.517067	551
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.745460	10.893314	0
01/01/2013 to 12/31/2013	10.893314	10.230778	0
01/01/2014 to 12/31/2014	10.230778	10.823809	0
01/01/2015 to 12/31/2015	10.823809	10.692470	0
01/01/2016 to 12/31/2016	10.692470	10.656040	0
01/01/2017 to 12/31/2017	10.656040	10.754653	0
01/01/2018 to 12/31/2018	10.754653	10.570832	0
01/01/2019 to 12/31/2019	10.570832	11.177020	0
01/01/2020 to 12/31/2020	11.177020	11.837618	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.448417	2.548989	0
01/01/2012 to 12/31/2012	2.548989	2.790198	0
01/01/2013 to 12/31/2013	2.790198	2.767231	0
01/01/2014 to 12/31/2014	2.767231	2.865914	0
01/01/2015 to 12/31/2015	2.865914	2.762614	0
01/01/2016 to 12/31/2016	2.762614	2.943010	0
01/01/2017 to 12/31/2017	2.943010	3.124626	0
01/01/2018 to 12/31/2018	3.124626	2.949543	0
01/01/2019 to 12/31/2019	2.949543	3.314254	0
01/01/2020 to 12/31/2020	3.314254	3.475454	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.216080	2.277099	8,990
01/01/2012 to 12/31/2012	2.277099	2.529619	8,269
01/01/2013 to 12/31/2013	2.529619	2.686760	9,158
01/01/2014 to 12/31/2014	2.686760	2.770414	4,092
01/01/2015 to 12/31/2015	2.770414	2.665821	1,851
01/01/2016 to 04/29/2016	2.665821	2.744588	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.486454	2.590799	47,615
01/01/2012 to 12/31/2012	2.590799	2.836067	27,111
01/01/2013 to 12/31/2013	2.836067	2.815741	27,677
01/01/2014 to 12/31/2014	2.815741	2.919190	19,875
01/01/2015 to 12/31/2015	2.919190	2.816991	3,940

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	2.816991	3.005732	5,081
01/01/2017 to 12/31/2017	3.005732	3.192780	5,083
01/01/2018 to 12/31/2018	3.192780	3.017283	5,020
01/01/2019 to 12/31/2019	3.017283	3.392239	5,035
01/01/2020 to 12/31/2020	3.392239	3.562577	5,138
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.668856	1.728060	0
01/01/2012 to 12/31/2012	1.728060	1.751433	0
01/01/2013 to 12/31/2013	1.751433	1.707175	0
01/01/2014 to 12/31/2014	1.707175	1.722060	0
01/01/2015 to 12/31/2015	1.722060	1.699080	0
01/01/2016 to 12/31/2016	1.699080	1.688343	0
01/01/2017 to 12/31/2017	1.688343	1.688623	0
01/01/2018 to 12/31/2018	1.688623	1.672425	0
01/01/2019 to 12/31/2019	1.672425	1.740142	0
01/01/2020 to 12/31/2020	1.740142	1.795660	0
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.694522	1.754907	50,715
01/01/2012 to 12/31/2012	1.754907	1.780364	49,058
01/01/2013 to 12/31/2013	1.780364	1.738104	51,594
01/01/2014 to 12/31/2014	1.738104	1.753493	47,411
01/01/2015 to 12/31/2015	1.753493	1.731662	46,048
01/01/2016 to 12/31/2016	1.731662	1.723737	45,284
01/01/2017 to 12/31/2017	1.723737	1.725611	45,820
01/01/2018 to 12/31/2018	1.725611	1.710859	47,881
01/01/2019 to 12/31/2019	1.710859	1.781804	51,734
01/01/2020 to 12/31/2020	1.781804	1.840357	63,472

	American Forerunner - 1.9
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	15.426810	16.061155	0
01/01/2012 to 12/31/2012	16.061155	16.604040	0
01/01/2013 to 12/31/2013	16.604040	15.939900	0
01/01/2014 to 12/31/2014	15.939900	16.465397	0
01/01/2015 to 12/31/2015	16.465397	16.199801	0
01/01/2016 to 12/31/2016	16.199801	16.362900	0
01/01/2017 to 12/31/2017	16.362900	16.644191	0
01/01/2018 to 12/31/2018	16.644191	16.212823	0
01/01/2019 to 12/31/2019	16.212823	17.396343	0
01/01/2020 to 12/31/2020	17.396343	18.729570	0
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.918554	2.315456	44,683
01/01/2012 to 12/31/2012	2.315456	2.684606	26,415
01/01/2013 to 12/31/2013	2.684606	3.378999	24,965
01/01/2014 to 12/31/2014	3.378999	3.385771	12,258
01/01/2015 to 12/31/2015	3.385771	3.330862	11,070
01/01/2016 to 12/31/2016	3.330862	3.336750	8,616
01/01/2017 to 12/31/2017	3.336750	4.121964	8,501
01/01/2018 to 12/31/2018	4.121964	3.617383	8,493

	American Forerunner - 1.9
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	3.617383	4.667991	8,349
01/01/2020 to 12/31/2020	4.667991	5.941200	11,098
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	13.721041	12.887495	18,240
01/01/2012 to 12/31/2012	12.887495	14.905854	12,052
01/01/2013 to 12/31/2013	14.905854	19.027999	11,223
01/01/2014 to 12/31/2014	19.027999	20.258498	7,966
01/01/2015 to 12/31/2015	20.258498	21.240410	6,534
01/01/2016 to 12/31/2016	21.240410	22.818014	5,500
01/01/2017 to 12/31/2017	22.818014	28.724471	5,285
01/01/2018 to 12/31/2018	28.724471	28.111114	4,918
01/01/2019 to 12/31/2019	28.111114	36.070182	4,662
01/01/2020 to 12/31/2020	36.070182	53.821545	4,484
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	9.143067	8.807157	29,223
01/01/2012 to 12/31/2012	8.807157	10.151155	9,698
01/01/2013 to 12/31/2013	10.151155	13.296869	8,469
01/01/2014 to 12/31/2014	13.296869	14.434071	6,817
01/01/2015 to 12/31/2015	14.434071	14.368416	5,751
01/01/2016 to 12/31/2016	14.368416	15.722276	4,503
01/01/2017 to 12/31/2017	15.722276	18.880304	4,351
01/01/2018 to 12/31/2018	18.880304	18.191976	3,810
01/01/2019 to 12/31/2019	18.191976	22.514953	3,586
01/01/2020 to 12/31/2020	22.514953	25.082288	3,481

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.198694	10.532760	17,199
01/01/2013 to 12/31/2013	10.532760	11.520943	43,917
01/01/2014 to 12/31/2014	11.520943	12.171217	29,782
01/01/2015 to 12/31/2015	12.171217	12.047401	15,680
01/01/2016 to 12/31/2016	12.047401	12.282523	4,806
01/01/2017 to 12/31/2017	12.282523	13.734293	1,369
01/01/2018 to 12/31/2018	13.734293	12.573098	98
01/01/2019 to 12/31/2019	12.573098	14.610003	97
01/01/2020 to 12/31/2020	14.610003	15.252521	96
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.836843	9.475073	1,235,194
01/01/2012 to 12/31/2012	9.475073	10.585346	1,117,169
01/01/2013 to 12/31/2013	10.585346	12.347915	1,005,300
01/01/2014 to 12/31/2014	12.347915	12.887006	870,577
01/01/2015 to 12/31/2015	12.887006	12.592967	746,493
01/01/2016 to 12/31/2016	12.592967	13.360964	595,135
01/01/2017 to 12/31/2017	13.360964	15.366052	427,284
01/01/2018 to 12/31/2018	15.366052	14.468844	207,334
01/01/2019 to 12/31/2019	14.468844	17.019592	136,139
01/01/2020 to 12/31/2020	17.019592	19.356496	123,769
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.356557	8.772520	1,797,289

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	8.772520	10.027479	1,733,782
01/01/2013 to 12/31/2013	10.027479	12.346114	1,573,425
01/01/2014 to 12/31/2014	12.346114	12.926264	1,319,637
01/01/2015 to 12/31/2015	12.926264	12.624936	993,110
01/01/2016 to 12/31/2016	12.624936	13.537625	697,951
01/01/2017 to 12/31/2017	13.537625	16.167387	163,592
01/01/2018 to 12/31/2018	16.167387	14.991493	89,865
01/01/2019 to 12/31/2019	14.991493	18.240733	84,919
01/01/2020 to 12/31/2020	18.240733	20.988702	99,243
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.080905	9.940203	266,863
01/01/2012 to 12/31/2012	9.940203	10.841861	255,514
01/01/2013 to 12/31/2013	10.841861	12.112398	216,545
01/01/2014 to 12/31/2014	12.112398	12.646618	228,104
01/01/2015 to 12/31/2015	12.646618	12.355517	163,049
01/01/2016 to 12/31/2016	12.355517	13.012156	158,658
01/01/2017 to 12/31/2017	13.012156	14.466477	138,987
01/01/2018 to 12/31/2018	14.466477	13.749430	125,229
01/01/2019 to 12/31/2019	13.749430	15.717373	114,682
01/01/2020 to 12/31/2020	15.717373	17.476620	48,676
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.130359	11.521580	33,343
01/01/2013 to 12/31/2013	11.521580	10.954163	72,664
01/01/2014 to 12/31/2014	10.954163	11.211243	40,977
01/01/2015 to 12/31/2015	11.211243	9.977019	11,590
01/01/2016 to 12/31/2016	9.977019	10.698520	6,104
01/01/2017 to 12/31/2017	10.698520	11.561272	3,958
01/01/2018 to 12/31/2018	11.561272	10.654481	2,349
01/01/2019 to 12/31/2019	10.654481	12.573798	1,621
01/01/2020 to 12/31/2020	12.573798	12.747925	1,612
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.303855	1.024854	2,128,837
01/01/2012 to 12/31/2012	1.024854	1.203828	2,105,229
01/01/2013 to 12/31/2013	1.203828	1.364064	1,785,859
01/01/2014 to 12/31/2014	1.364064	1.297530	1,332,198
01/01/2015 to 12/31/2015	1.297530	1.249222	592,014
01/01/2016 to 12/31/2016	1.249222	1.291487	157,654
01/01/2017 to 12/31/2017	1.291487	1.714515	111,759
01/01/2018 to 12/31/2018	1.714515	1.397096	94,850
01/01/2019 to 12/31/2019	1.397096	1.820485	93,485
01/01/2020 to 12/31/2020	1.820485	2.261972	44,049
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.327980	1.045809	1,057,656
01/01/2012 to 12/31/2012	1.045809	1.228723	530,088
01/01/2013 to 12/31/2013	1.228723	1.394193	294,228
01/01/2014 to 12/31/2014	1.394193	1.328257	282,888
01/01/2015 to 12/31/2015	1.328257	1.279109	258,212
01/01/2016 to 12/31/2016	1.279109	1.324783	228,579
01/01/2017 to 12/31/2017	1.324783	1.759087	189,342
01/01/2018 to 12/31/2018	1.759087	1.435084	168,588
01/01/2019 to 12/31/2019	1.435084	1.872234	108,785
01/01/2020 to 12/31/2020	1.872234	2.328216	98,546
BlackRock Bond Income Sub-Account (Class B)

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	5.004868	5.236159	1,457,905
01/01/2012 to 12/31/2012	5.236159	5.527815	1,126,710
01/01/2013 to 12/31/2013	5.527815	5.385251	758,420
01/01/2014 to 12/31/2014	5.385251	5.660680	536,155
01/01/2015 to 12/31/2015	5.660680	5.589810	374,311
01/01/2016 to 12/31/2016	5.589810	5.658715	320,737
01/01/2017 to 12/31/2017	5.658715	5.783473	294,535
01/01/2018 to 12/31/2018	5.783473	5.656154	176,689
01/01/2019 to 12/31/2019	5.656154	6.098141	165,700
01/01/2020 to 12/31/2020	6.098141	6.501319	151,569
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.067709	2.742701	612,883
01/01/2012 to 12/31/2012	2.742701	3.078764	602,295
01/01/2013 to 12/31/2013	3.078764	4.057136	565,289
01/01/2014 to 12/31/2014	4.057136	4.337545	440,402
01/01/2015 to 12/31/2015	4.337545	4.525287	297,142
01/01/2016 to 12/31/2016	4.525287	4.446850	207,331
01/01/2017 to 12/31/2017	4.446850	5.845692	105,271
01/01/2018 to 12/31/2018	5.845692	5.877573	87,026
01/01/2019 to 12/31/2019	5.877573	7.665084	82,569
01/01/2020 to 12/31/2020	7.665084	10.583917	70,825
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.109673	2.783028	390,683
01/01/2012 to 12/31/2012	2.783028	3.126832	188,765
01/01/2013 to 12/31/2013	3.126832	4.124858	72,086
01/01/2014 to 12/31/2014	4.124858	4.414345	61,659
01/01/2015 to 12/31/2015	4.414345	4.609557	82,163
01/01/2016 to 12/31/2016	4.609557	4.533784	56,681
01/01/2017 to 12/31/2017	4.533784	5.967201	53,725
01/01/2018 to 12/31/2018	5.967201	6.004768	34,944
01/01/2019 to 12/31/2019	6.004768	7.839506	44,142
01/01/2020 to 12/31/2020	7.839506	10.834391	35,806
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.954137	10.262692	27,730
01/01/2013 to 12/31/2013	10.262692	11.140942	56,420
01/01/2014 to 12/31/2014	11.140942	11.612725	45,566
01/01/2015 to 12/31/2015	11.612725	11.415966	61,291
01/01/2016 to 12/31/2016	11.415966	11.732627	15,503
01/01/2017 to 12/31/2017	11.732627	13.083609	11,619
01/01/2018 to 12/31/2018	13.083609	11.949848	8,042
01/01/2019 to 12/31/2019	11.949848	14.185783	7,589
01/01/2020 to 12/31/2020	14.185783	14.561797	7,168
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.204467	2.169569	3,697,993
01/01/2012 to 12/31/2012	2.169569	2.134943	1,989,584
01/01/2013 to 12/31/2013	2.134943	2.101054	2,164,759
01/01/2014 to 12/31/2014	2.101054	2.067703	1,108,298
01/01/2015 to 12/31/2015	2.067703	2.034882	971,734
01/01/2016 to 12/31/2016	2.034882	2.004827	611,041
01/01/2017 to 12/31/2017	2.004827	1.985612	678,474
01/01/2018 to 12/31/2018	1.985612	1.984187	519,679
01/01/2019 to 12/31/2019	1.984187	1.989366	489,498
01/01/2020 to 12/31/2020	1.989366	1.961464	288,859

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	11.121367	12.051635	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	12.015386	10.276570	330,420
01/01/2012 to 12/31/2012	10.276570	11.805698	270,260
01/01/2013 to 12/31/2013	11.805698	15.046595	224,520
01/01/2014 to 12/31/2014	15.046595	15.561266	123,344
01/01/2015 to 12/31/2015	15.561266	15.006708	59,959
01/01/2016 to 12/31/2016	15.006708	16.094472	23,403
01/01/2017 to 12/31/2017	16.094472	19.472488	6,470
01/01/2018 to 12/31/2018	19.472488	17.233012	5,280
01/01/2019 to 12/31/2019	17.233012	21.620223	5,270
01/01/2020 to 12/31/2020	21.620223	25.300049	4,288
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.166423	12.363163	870,824
01/01/2012 to 12/31/2012	12.363163	13.282693	868,932
01/01/2013 to 12/31/2013	13.282693	13.632133	672,006
01/01/2014 to 12/31/2014	13.632133	14.015687	512,837
01/01/2015 to 12/31/2015	14.015687	13.712446	522,320
01/01/2016 to 12/31/2016	13.712446	14.106119	370,666
01/01/2017 to 12/31/2017	14.106119	14.845227	180,513
01/01/2018 to 12/31/2018	14.845227	14.226868	135,562
01/01/2019 to 12/31/2019	14.226868	15.644262	110,556
01/01/2020 to 12/31/2020	15.644262	16.860451	101,222
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.024721	11.958392	935,552
01/01/2012 to 12/31/2012	11.958392	13.116385	833,851
01/01/2013 to 12/31/2013	13.116385	14.318416	733,508
01/01/2014 to 12/31/2014	14.318416	14.785330	573,610
01/01/2015 to 12/31/2015	14.785330	14.394459	369,231
01/01/2016 to 12/31/2016	14.394459	15.028377	280,030
01/01/2017 to 12/31/2017	15.028377	16.364534	192,649
01/01/2018 to 12/31/2018	16.364534	15.394642	137,328
01/01/2019 to 12/31/2019	15.394642	17.513123	126,774
01/01/2020 to 12/31/2020	17.513123	19.136750	231,540
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.816261	11.469905	3,457,375
01/01/2012 to 12/31/2012	11.469905	12.781453	3,041,430
01/01/2013 to 12/31/2013	12.781453	14.840782	2,744,799
01/01/2014 to 12/31/2014	14.840782	15.342845	2,416,626
01/01/2015 to 12/31/2015	15.342845	14.907867	1,689,761
01/01/2016 to 12/31/2016	14.907867	15.713673	1,022,079
01/01/2017 to 12/31/2017	15.713673	17.743149	705,150
01/01/2018 to 12/31/2018	17.743149	16.390587	505,748
01/01/2019 to 12/31/2019	16.390587	19.263517	430,401
01/01/2020 to 12/31/2020	19.263517	21.582555	324,248
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.623591	9.304410	41,077
01/01/2012 to 12/31/2012	9.304410	10.632284	35,315
01/01/2013 to 04/26/2013	10.632284	11.438949	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.512887	13.105859	61,986
01/01/2014 to 04/25/2014	13.105859	13.044677	0

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.527862	10.917303	6,071,950
01/01/2012 to 12/31/2012	10.917303	12.396149	5,638,962
01/01/2013 to 12/31/2013	12.396149	15.165284	4,835,348
01/01/2014 to 12/31/2014	15.165284	15.704718	4,364,636
01/01/2015 to 12/31/2015	15.704718	15.193276	3,048,174
01/01/2016 to 12/31/2016	15.193276	16.169333	1,492,861
01/01/2017 to 12/31/2017	16.169333	18.962651	603,112
01/01/2018 to 12/31/2018	18.962651	17.146247	353,015
01/01/2019 to 12/31/2019	17.146247	20.877984	307,669
01/01/2020 to 12/31/2020	20.877984	23.955307	265,878
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	9.981034	10.430088	17,954
01/01/2013 to 12/31/2013	10.430088	11.738706	97,804
01/01/2014 to 12/31/2014	11.738706	12.666989	111,962
01/01/2015 to 12/31/2015	12.666989	11.956367	120,174
01/01/2016 to 12/31/2016	11.956367	12.750866	98,915
01/01/2017 to 12/31/2017	12.750866	14.849613	125,221
01/01/2018 to 12/31/2018	14.849613	13.536765	101,403
01/01/2019 to 12/31/2019	13.536765	16.461300	94,088
01/01/2020 to 12/31/2020	16.461300	18.227720	90,650
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.895454	3.034539	1,383,209
01/01/2012 to 12/31/2012	3.034539	3.331965	1,262,012
01/01/2013 to 12/31/2013	3.331965	4.476262	985,249
01/01/2014 to 12/31/2014	4.476262	4.478948	567,976
01/01/2015 to 12/31/2015	4.478948	3.981831	320,641
01/01/2016 to 12/31/2016	3.981831	4.806283	243,516
01/01/2017 to 12/31/2017	4.806283	5.323345	158,242
01/01/2018 to 12/31/2018	5.323345	4.535504	129,673
01/01/2019 to 12/31/2019	4.535504	5.509714	131,074
01/01/2020 to 12/31/2020	5.509714	5.746294	132,635
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.971170	3.117036	1,814,270
01/01/2012 to 12/31/2012	3.117036	3.425998	906,491
01/01/2013 to 12/31/2013	3.425998	4.607327	428,040
01/01/2014 to 12/31/2014	4.607327	4.614661	406,004
01/01/2015 to 12/31/2015	4.614661	4.106503	348,049
01/01/2016 to 12/31/2016	4.106503	4.961845	307,564
01/01/2017 to 12/31/2017	4.961845	5.501253	309,664
01/01/2018 to 12/31/2018	5.501253	4.691723	238,455
01/01/2019 to 12/31/2019	4.691723	5.705165	221,322
01/01/2020 to 12/31/2020	5.705165	5.956154	216,603
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.987809	9.753792	5,406
01/01/2012 to 12/31/2012	9.753792	10.020294	2,812
01/01/2013 to 12/31/2013	10.020294	9.975705	24,962
01/01/2014 to 12/31/2014	9.975705	9.921207	43,547
01/01/2015 to 12/31/2015	9.921207	9.702949	26,771
01/01/2016 to 12/31/2016	9.702949	9.848144	12,701
01/01/2017 to 12/31/2017	9.848144	9.821314	13,401
01/01/2018 to 12/31/2018	9.821314	9.706763	7,953
01/01/2019 to 12/31/2019	9.706763	9.995547	3,173

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	9.995547	10.045323	3,010
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	38.342944	39.089939	20,419
01/01/2012 to 12/31/2012	39.089939	43.123878	24,798
01/01/2013 to 12/31/2013	43.123878	51.044814	25,253
01/01/2014 to 12/31/2014	51.044814	55.398917	20,232
01/01/2015 to 12/31/2015	55.398917	55.770617	14,152
01/01/2016 to 12/31/2016	55.770617	58.585282	10,025
01/01/2017 to 12/31/2017	58.585282	66.221541	6,516
01/01/2018 to 12/31/2018	66.221541	62.553148	6,031
01/01/2019 to 12/31/2019	62.553148	75.544834	5,554
01/01/2020 to 12/31/2020	75.544834	87.312389	6,982
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.194462	3.009645	4,141,541
01/01/2012 to 12/31/2012	3.009645	3.335303	3,694,865
01/01/2013 to 12/31/2013	3.335303	4.377331	2,854,135
01/01/2014 to 12/31/2014	4.377331	4.753867	1,714,429
01/01/2015 to 12/31/2015	4.753867	4.778605	892,112
01/01/2016 to 12/31/2016	4.778605	5.034558	623,543
01/01/2017 to 12/31/2017	5.034558	5.886850	412,398
01/01/2018 to 12/31/2018	5.886850	5.772442	314,512
01/01/2019 to 12/31/2019	5.772442	7.421672	273,964
01/01/2020 to 12/31/2020	7.421672	8.104886	257,558
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.243210	3.058441	2,360,011
01/01/2012 to 12/31/2012	3.058441	3.391920	1,147,422
01/01/2013 to 12/31/2013	3.391920	4.457306	391,606
01/01/2014 to 12/31/2014	4.457306	4.844799	324,761
01/01/2015 to 12/31/2015	4.844799	4.875965	278,922
01/01/2016 to 12/31/2016	4.875965	5.141777	243,671
01/01/2017 to 12/31/2017	5.141777	6.017811	223,708
01/01/2018 to 12/31/2018	6.017811	5.907003	206,053
01/01/2019 to 12/31/2019	5.907003	7.602066	177,140
01/01/2020 to 12/31/2020	7.602066	8.309993	172,331
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	6.006949	5.926883	192,943
01/01/2012 to 12/31/2012	5.926883	6.614620	153,943
01/01/2013 to 12/31/2013	6.614620	8.741335	87,130
01/01/2014 to 12/31/2014	8.741335	9.764380	75,241
01/01/2015 to 12/31/2015	9.764380	10.041241	53,777
01/01/2016 to 12/31/2016	10.041241	10.699838	44,557
01/01/2017 to 12/31/2017	10.699838	12.840828	23,803
01/01/2018 to 12/31/2018	12.840828	11.836892	20,083
01/01/2019 to 12/31/2019	11.836892	15.354123	19,056
01/01/2020 to 12/31/2020	15.354123	18.453504	17,271
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	14.072737	13.076087	615,139
01/01/2012 to 12/31/2012	13.076087	16.211752	558,038
01/01/2013 to 12/31/2013	16.211752	16.520100	434,865
01/01/2014 to 12/31/2014	16.520100	18.414892	277,256
01/01/2015 to 12/31/2015	18.414892	17.868586	151,353
01/01/2016 to 12/31/2016	17.868586	17.738665	76,908
01/01/2017 to 12/31/2017	17.738665	19.333772	51,102

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	19.333772	17.380288	45,664
01/01/2019 to 12/31/2019	17.380288	21.348117	38,341
01/01/2020 to 12/31/2020	21.348117	19.954272	37,983
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	42.912713	40.862614	75,415
01/01/2012 to 12/31/2012	40.862614	44.510201	66,965
01/01/2013 to 12/31/2013	44.510201	58.011343	55,489
01/01/2014 to 12/31/2014	58.011343	63.299659	39,739
01/01/2015 to 12/31/2015	63.299659	63.917178	23,328
01/01/2016 to 12/31/2016	63.917178	66.146946	10,489
01/01/2017 to 12/31/2017	66.146946	81.332898	4,653
01/01/2018 to 12/31/2018	81.332898	75.311692	3,550
01/01/2019 to 12/31/2019	75.311692	98.455037	3,376
01/01/2020 to 12/31/2020	98.455037	127.297058	3,220
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.958394	1.652603	4,649,431
01/01/2012 to 12/31/2012	1.652603	2.101964	3,711,763
01/01/2013 to 12/31/2013	2.101964	2.699323	2,889,136
01/01/2014 to 12/31/2014	2.699323	2.502664	1,966,745
01/01/2015 to 12/31/2015	2.502664	2.351562	1,280,624
01/01/2016 to 12/31/2016	2.351562	2.503487	945,824
01/01/2017 to 12/31/2017	2.503487	3.213576	562,607
01/01/2018 to 12/31/2018	3.213576	2.404185	447,605
01/01/2019 to 12/31/2019	2.404185	2.946145	409,833
01/01/2020 to 12/31/2020	2.946145	3.047652	402,505
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.976130	1.670209	386,967
01/01/2012 to 12/31/2012	1.670209	2.124674	162,309
01/01/2013 to 12/31/2013	2.124674	2.731793	115,263
01/01/2014 to 12/31/2014	2.731793	2.536113	95,866
01/01/2015 to 12/31/2015	2.536113	2.384688	106,692
01/01/2016 to 12/31/2016	2.384688	2.541858	44,574
01/01/2017 to 12/31/2017	2.541858	3.265230	62,310
01/01/2018 to 12/31/2018	3.265230	2.446258	8,882
01/01/2019 to 12/31/2019	2.446258	2.999649	8,465
01/01/2020 to 12/31/2020	2.999649	3.106687	8,693
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010680	1.046550	164,335
01/01/2013 to 12/31/2013	1.046550	1.049105	448,211
01/01/2014 to 12/31/2014	1.049105	1.090071	354,662
01/01/2015 to 12/31/2015	1.090071	1.027658	118,981
01/01/2016 to 12/31/2016	1.027658	1.129843	128,907
01/01/2017 to 12/31/2017	1.129843	1.223159	39,918
01/01/2018 to 12/31/2018	1.223159	1.126182	20,072
01/01/2019 to 12/31/2019	1.126182	1.277655	17,875
01/01/2020 to 12/31/2020	1.277655	1.384769	16,192
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.173340	16.382079	77,592
01/01/2012 to 12/31/2012	16.382079	19.534399	77,099
01/01/2013 to 12/31/2013	19.534399	24.436787	70,314
01/01/2014 to 12/31/2014	24.436787	24.564091	51,808
01/01/2015 to 12/31/2015	24.564091	25.125574	36,395
01/01/2016 to 12/31/2016	25.125574	24.783877	37,935

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	24.783877	33.351855	15,539
01/01/2018 to 12/31/2018	33.351855	28.505454	11,710
01/01/2019 to 12/31/2019	28.505454	36.908503	11,249
01/01/2020 to 12/31/2020	36.908503	46.339957	10,155
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.071628	8.312155	22,391
01/01/2012 to 12/31/2012	8.312155	9.996624	49,675
01/01/2013 to 04/26/2013	9.996624	10.620700	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.561286	1.519941	700,792
01/01/2012 to 12/31/2012	1.519941	1.768372	497,949
01/01/2013 to 12/31/2013	1.768372	2.439503	491,002
01/01/2014 to 12/31/2014	2.439503	2.590703	305,071
01/01/2015 to 12/31/2015	2.590703	2.505988	235,927
01/01/2016 to 12/31/2016	2.505988	2.748214	159,395
01/01/2017 to 12/31/2017	2.748214	3.389881	98,418
01/01/2018 to 12/31/2018	3.389881	3.033958	74,182
01/01/2019 to 12/31/2019	3.033958	3.714607	68,956
01/01/2020 to 12/31/2020	3.714607	5.730542	62,677
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.502168	0.495309	874,770
01/01/2012 to 12/31/2012	0.495309	0.563234	1,371,578
01/01/2013 to 12/31/2013	0.563234	0.757901	1,263,020
01/01/2014 to 12/31/2014	0.757901	0.811085	894,157
01/01/2015 to 12/31/2015	0.811085	0.882339	450,219
01/01/2016 to 12/31/2016	0.882339	0.867207	339,405
01/01/2017 to 12/31/2017	0.867207	1.169175	196,427
01/01/2018 to 12/31/2018	1.169175	1.151823	171,788
01/01/2019 to 12/31/2019	1.151823	1.501888	157,786
01/01/2020 to 12/31/2020	1.501888	2.311247	141,235
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.245136	8.002498	53,784
01/01/2012 to 04/27/2012	8.002498	8.996921	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.505816	0.499332	371,189
01/01/2012 to 12/31/2012	0.499332	0.567917	288,455
01/01/2013 to 12/31/2013	0.567917	0.765158	197,720
01/01/2014 to 12/31/2014	0.765158	0.819709	191,397
01/01/2015 to 12/31/2015	0.819709	0.892730	225,988
01/01/2016 to 12/31/2016	0.892730	0.878443	254,445
01/01/2017 to 12/31/2017	0.878443	1.185476	322,237
01/01/2018 to 12/31/2018	1.185476	1.169149	181,552
01/01/2019 to 12/31/2019	1.169149	1.525286	154,160
01/01/2020 to 12/31/2020	1.525286	2.350602	132,317
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012734	1.048593	60,020
01/01/2013 to 12/31/2013	1.048593	1.145328	401,071
01/01/2014 to 12/31/2014	1.145328	1.205776	343,329
01/01/2015 to 12/31/2015	1.205776	1.197248	123,062
01/01/2016 to 12/31/2016	1.197248	1.212448	100,779
01/01/2017 to 12/31/2017	1.212448	1.392020	31,369
01/01/2018 to 12/31/2018	1.392020	1.271344	984
01/01/2019 to 12/31/2019	1.271344	1.462773	83,840

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	1.462773	1.615490	82,742
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996823	1.038973	0
01/01/2015 to 12/31/2015	1.038973	1.012423	8,510
01/01/2016 to 12/31/2016	1.012423	1.016229	0
01/01/2017 to 12/31/2017	1.016229	1.155047	0
01/01/2018 to 04/30/2018	1.155047	1.125673	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.747347	0.759394	1,326,936
01/01/2012 to 12/31/2012	0.759394	0.885583	1,111,279
01/01/2013 to 12/31/2013	0.885583	1.268966	1,598,760
01/01/2014 to 12/31/2014	1.268966	1.484764	3,095,880
01/01/2015 to 12/31/2015	1.484764	1.402214	1,935,266
01/01/2016 to 12/31/2016	1.402214	1.416946	1,152,707
01/01/2017 to 12/31/2017	1.416946	1.651225	649,555
01/01/2018 to 12/31/2018	1.651225	1.510181	448,317
01/01/2019 to 12/31/2019	1.510181	1.836497	405,659
01/01/2020 to 12/31/2020	1.836497	2.389754	407,533
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	146.788713	133.563436	32,692
01/01/2012 to 12/31/2012	133.563436	161.025824	28,661
01/01/2013 to 12/31/2013	161.025824	204.087297	24,059
01/01/2014 to 04/25/2014	204.087297	212.383653	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.857469	6.224246	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.629150	0.569946	1,043,722
01/01/2012 to 12/31/2012	0.569946	0.664987	554,798
01/01/2013 to 12/31/2013	0.664987	0.954490	324,246
01/01/2014 to 12/31/2014	0.954490	1.117298	562,655
01/01/2015 to 12/31/2015	1.117298	1.055726	604,928
01/01/2016 to 12/31/2016	1.055726	1.068440	462,797
01/01/2017 to 12/31/2017	1.068440	1.246516	445,508
01/01/2018 to 12/31/2018	1.246516	1.141475	234,951
01/01/2019 to 12/31/2019	1.141475	1.389094	164,231
01/01/2020 to 12/31/2020	1.389094	1.808517	120,336
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.592106	0.629232	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.891273	14.148873	43,704
01/01/2014 to 12/31/2014	14.148873	14.407066	32,572
01/01/2015 to 12/31/2015	14.407066	14.352448	18,598
01/01/2016 to 12/31/2016	14.352448	14.799392	13,287
01/01/2017 to 12/31/2017	14.799392	17.910637	4,868
01/01/2018 to 12/31/2018	17.910637	16.675169	3,516
01/01/2019 to 12/31/2019	16.675169	20.927522	2,440
01/01/2020 to 12/31/2020	20.927522	23.640066	1,075
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.040934	11.097953	67,370
01/01/2012 to 12/31/2012	11.097953	12.285250	88,777
01/01/2013 to 04/26/2013	12.285250	12.815640	0
Loomis Sayles Small Cap Core Sub-Account (Class B)

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	3.456441	3.413210	1,210,894
01/01/2012 to 12/31/2012	3.413210	3.838000	1,098,005
01/01/2013 to 12/31/2013	3.838000	5.313831	918,590
01/01/2014 to 12/31/2014	5.313831	5.412611	532,681
01/01/2015 to 12/31/2015	5.412611	5.233891	272,104
01/01/2016 to 12/31/2016	5.233891	6.128055	157,400
01/01/2017 to 12/31/2017	6.128055	6.933169	86,344
01/01/2018 to 12/31/2018	6.933169	6.051813	49,065
01/01/2019 to 12/31/2019	6.051813	7.458230	48,258
01/01/2020 to 12/31/2020	7.458230	8.204550	57,137
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.502507	3.462209	677,609
01/01/2012 to 12/31/2012	3.462209	3.896896	350,579
01/01/2013 to 12/31/2013	3.896896	5.400814	161,627
01/01/2014 to 12/31/2014	5.400814	5.506476	146,244
01/01/2015 to 12/31/2015	5.506476	5.330162	138,776
01/01/2016 to 12/31/2016	5.330162	6.246910	131,727
01/01/2017 to 12/31/2017	6.246910	7.074651	127,627
01/01/2018 to 12/31/2018	7.074651	6.181576	115,976
01/01/2019 to 12/31/2019	6.181576	7.625603	102,309
01/01/2020 to 12/31/2020	7.625603	8.397083	96,748
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.050723	1.062467	2,023,835
01/01/2012 to 12/31/2012	1.062467	1.159415	1,548,049
01/01/2013 to 12/31/2013	1.159415	1.693044	1,442,247
01/01/2014 to 12/31/2014	1.693044	1.681741	929,672
01/01/2015 to 12/31/2015	1.681741	1.678667	662,970
01/01/2016 to 12/31/2016	1.678667	1.751922	355,095
01/01/2017 to 12/31/2017	1.751922	2.184255	280,264
01/01/2018 to 12/31/2018	2.184255	2.155392	136,147
01/01/2019 to 12/31/2019	2.155392	2.683502	122,034
01/01/2020 to 12/31/2020	2.683502	3.539864	93,285
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.515129	1.599742	3,168,210
01/01/2012 to 12/31/2012	1.599742	1.631282	2,381,263
01/01/2013 to 12/31/2013	1.631282	1.564745	1,561,520
01/01/2014 to 12/31/2014	1.564745	1.624269	1,454,582
01/01/2015 to 12/31/2015	1.624269	1.599917	1,630,102
01/01/2016 to 12/31/2016	1.599917	1.608219	994,458
01/01/2017 to 12/31/2017	1.608219	1.629678	697,586
01/01/2018 to 12/31/2018	1.629678	1.596432	454,156
01/01/2019 to 12/31/2019	1.596432	1.702076	421,248
01/01/2020 to 12/31/2020	1.702076	1.792473	389,250
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.704093	1.640413	1,624,962
01/01/2012 to 12/31/2012	1.640413	1.893982	1,312,865
01/01/2013 to 12/31/2013	1.893982	2.475858	937,392
01/01/2014 to 12/31/2014	2.475858	2.661340	569,140
01/01/2015 to 12/31/2015	2.661340	2.550438	414,956
01/01/2016 to 12/31/2016	2.550438	3.015430	315,372
01/01/2017 to 12/31/2017	3.015430	3.431507	259,386
01/01/2018 to 12/31/2018	3.431507	2.988113	218,239
01/01/2019 to 12/31/2019	2.988113	3.692536	159,267

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	3.692536	4.111760	150,703
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.250296	1.074838	3,092,757
01/01/2012 to 12/31/2012	1.074838	1.248335	2,353,446
01/01/2013 to 12/31/2013	1.248335	1.492911	1,378,988
01/01/2014 to 12/31/2014	1.492911	1.377126	891,299
01/01/2015 to 12/31/2015	1.377126	1.337920	654,595
01/01/2016 to 12/31/2016	1.337920	1.329852	568,449
01/01/2017 to 12/31/2017	1.329852	1.630849	483,970
01/01/2018 to 12/31/2018	1.630849	1.378862	495,670
01/01/2019 to 12/31/2019	1.378862	1.649416	413,801
01/01/2020 to 12/31/2020	1.649416	1.746132	354,106
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.786817	11.263864	7,961
01/01/2014 to 12/31/2014	11.263864	12.111660	10,250
01/01/2015 to 12/31/2015	12.111660	11.774966	19,916
01/01/2016 to 12/31/2016	11.774966	12.093470	1,458
01/01/2017 to 12/31/2017	12.093470	13.752029	0
01/01/2018 to 12/31/2018	13.752029	12.560199	0
01/01/2019 to 12/31/2019	12.560199	15.044494	0
01/01/2020 to 12/31/2020	15.044494	15.775980	0
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.760129	1.657983	2,677,719
01/01/2012 to 12/31/2012	1.657983	1.893425	1,856,858
01/01/2013 to 12/31/2013	1.893425	2.574862	1,147,404
01/01/2014 to 12/31/2014	2.574862	2.655152	638,119
01/01/2015 to 12/31/2015	2.655152	2.495636	429,264
01/01/2016 to 12/31/2016	2.495636	2.970869	381,794
01/01/2017 to 12/31/2017	2.970869	3.344608	292,367
01/01/2018 to 12/31/2018	3.344608	2.923199	288,070
01/01/2019 to 12/31/2019	2.923199	3.604752	239,581
01/01/2020 to 12/31/2020	3.604752	4.233770	224,944
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.700454	3.701390	1,298,009
01/01/2012 to 12/31/2012	3.701390	4.204309	912,253
01/01/2013 to 12/31/2013	4.204309	5.449156	617,754
01/01/2014 to 12/31/2014	5.449156	6.065106	507,762
01/01/2015 to 12/31/2015	6.065106	6.023349	477,813
01/01/2016 to 12/31/2016	6.023349	6.602476	342,941
01/01/2017 to 12/31/2017	6.602476	7.877625	234,021
01/01/2018 to 12/31/2018	7.877625	7.377384	182,244
01/01/2019 to 12/31/2019	7.377384	9.496516	208,553
01/01/2020 to 12/31/2020	9.496516	11.011296	129,183
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.438810	1.264298	2,368,272
01/01/2012 to 12/31/2012	1.264298	1.451998	2,008,879
01/01/2013 to 12/31/2013	1.451998	1.704133	1,534,770
01/01/2014 to 12/31/2014	1.704133	1.560531	1,054,056
01/01/2015 to 12/31/2015	1.560531	1.508518	786,912
01/01/2016 to 12/31/2016	1.508518	1.471578	554,838
01/01/2017 to 12/31/2017	1.471578	1.856050	452,743
01/01/2018 to 12/31/2018	1.856050	1.570793	362,397
01/01/2019 to 12/31/2019	1.570793	1.983563	340,790

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	1.983563	2.206082	366,132
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	4.238158	4.261078	1,094,304
01/01/2012 to 12/31/2012	4.261078	4.667275	782,122
01/01/2013 to 12/31/2013	4.667275	5.452106	602,943
01/01/2014 to 12/31/2014	5.452106	5.814326	430,094
01/01/2015 to 12/31/2015	5.814326	5.699170	223,417
01/01/2016 to 12/31/2016	5.699170	6.109175	169,762
01/01/2017 to 12/31/2017	6.109175	6.744074	119,731
01/01/2018 to 12/31/2018	6.744074	6.250879	84,358
01/01/2019 to 12/31/2019	6.250879	7.386257	73,946
01/01/2020 to 12/31/2020	7.386257	7.958393	68,696
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.084873	1.089573	2,090,549
01/01/2012 to 12/31/2012	1.089573	1.221972	2,429,703
01/01/2013 to 12/31/2013	1.221972	1.584346	2,087,134
01/01/2014 to 12/31/2014	1.584346	1.710467	1,365,288
01/01/2015 to 12/31/2015	1.710467	1.579315	971,573
01/01/2016 to 12/31/2016	1.579315	1.835514	616,531
01/01/2017 to 12/31/2017	1.835514	1.939267	330,503
01/01/2018 to 04/30/2018	1.939267	1.869015	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.094268	1.099844	802,413
01/01/2012 to 12/31/2012	1.099844	1.235314	450,912
01/01/2013 to 12/31/2013	1.235314	1.603353	263,140
01/01/2014 to 12/31/2014	1.603353	1.732379	244,967
01/01/2015 to 12/31/2015	1.732379	1.601445	195,251
01/01/2016 to 12/31/2016	1.601445	1.861916	125,307
01/01/2017 to 12/31/2017	1.861916	1.970138	54,878
01/01/2018 to 04/30/2018	1.970138	1.899598	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.161624	1.150528	2,540,040
01/01/2012 to 12/31/2012	1.150528	1.316930	2,638,511
01/01/2013 to 12/31/2013	1.316930	1.754651	2,744,566
01/01/2014 to 12/31/2014	1.754651	1.909183	2,181,669
01/01/2015 to 12/31/2015	1.909183	1.872030	1,556,818
01/01/2016 to 12/31/2016	1.872030	2.102001	939,943
01/01/2017 to 12/31/2017	2.102001	2.432459	394,163
01/01/2018 to 12/31/2018	2.432459	2.148490	418,291
01/01/2019 to 12/31/2019	2.148490	2.745441	367,780
01/01/2020 to 12/31/2020	2.745441	2.800550	268,449
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.496174	2.299788	207,476
01/01/2012 to 12/31/2012	2.299788	2.613221	148,553
01/01/2013 to 04/26/2013	2.613221	2.875212	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.850774	8.662934	26,728
01/01/2012 to 12/31/2012	8.662934	9.711057	19,977
01/01/2013 to 04/26/2013	9.711057	10.630832	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.175169	1.165874	1,456,286

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	1.165874	1.335356	774,122
01/01/2013 to 12/31/2013	1.335356	1.782460	355,065
01/01/2014 to 12/31/2014	1.782460	1.940601	334,488
01/01/2015 to 12/31/2015	1.940601	1.904631	327,252
01/01/2016 to 12/31/2016	1.904631	2.140585	175,221
01/01/2017 to 12/31/2017	2.140585	2.481684	191,854
01/01/2018 to 12/31/2018	2.481684	2.192934	142,496
01/01/2019 to 12/31/2019	2.192934	2.805661	132,769
01/01/2020 to 12/31/2020	2.805661	2.864450	119,442
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.535159	2.337874	127,394
01/01/2012 to 12/31/2012	2.337874	2.659216	45,470
01/01/2013 to 04/26/2013	2.659216	2.926856	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.454404	1.332284	986,161
01/01/2012 to 12/31/2012	1.332284	1.432716	772,961
01/01/2013 to 12/31/2013	1.432716	1.960212	595,048
01/01/2014 to 12/31/2014	1.960212	1.948660	413,466
01/01/2015 to 12/31/2015	1.948660	1.821403	326,935
01/01/2016 to 12/31/2016	1.821403	1.640841	257,377
01/01/2017 to 12/31/2017	1.640841	2.259409	116,332
01/01/2018 to 12/31/2018	2.259409	2.449039	73,480
01/01/2019 to 12/31/2019	2.449039	3.377353	60,464
01/01/2020 to 12/31/2020	3.377353	8.412846	59,747
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.599734	1.661090	1,705,154
01/01/2012 to 12/31/2012	1.661090	1.794014	1,526,482
01/01/2013 to 12/31/2013	1.794014	2.439789	1,513,023
01/01/2014 to 12/31/2014	2.439789	2.393846	844,688
01/01/2015 to 12/31/2015	2.393846	2.364800	531,459
01/01/2016 to 12/31/2016	2.364800	2.755350	353,052
01/01/2017 to 12/31/2017	2.755350	3.131734	222,381
01/01/2018 to 12/31/2018	3.131734	2.866464	177,312
01/01/2019 to 12/31/2019	2.866464	3.650513	166,770
01/01/2020 to 12/31/2020	3.650513	4.481891	153,824
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.530404	1.426693	1,145,998
01/01/2012 to 12/31/2012	1.426693	1.478138	947,769
01/01/2013 to 04/26/2013	1.478138	1.601689	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.613185	1.675879	2,009,800
01/01/2012 to 12/31/2012	1.675879	1.812435	958,927
01/01/2013 to 12/31/2013	1.812435	2.468125	532,752
01/01/2014 to 12/31/2014	2.468125	2.424313	493,001
01/01/2015 to 12/31/2015	2.424313	2.396045	440,117
01/01/2016 to 12/31/2016	2.396045	2.795191	347,402
01/01/2017 to 12/31/2017	2.795191	3.180508	266,988
01/01/2018 to 12/31/2018	3.180508	2.914204	227,835
01/01/2019 to 12/31/2019	2.914204	3.713598	171,517
01/01/2020 to 12/31/2020	3.713598	4.566756	164,317
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999781	1.034159	0
01/01/2015 to 12/31/2015	1.034159	0.962001	0

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	0.962001	1.052039	0
01/01/2017 to 12/31/2017	1.052039	1.165822	0
01/01/2018 to 12/31/2018	1.165822	1.060119	0
01/01/2019 to 12/31/2019	1.060119	1.272758	0
01/01/2020 to 12/31/2020	1.272758	1.400900	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.566250	14.838974	493,886
01/01/2012 to 12/31/2012	14.838974	15.935663	507,702
01/01/2013 to 12/31/2013	15.935663	14.228103	365,070
01/01/2014 to 12/31/2014	14.228103	14.407365	252,921
01/01/2015 to 12/31/2015	14.407365	13.737709	142,828
01/01/2016 to 12/31/2016	13.737709	14.193463	117,595
01/01/2017 to 12/31/2017	14.193463	14.453179	70,951
01/01/2018 to 12/31/2018	14.453179	13.879877	50,900
01/01/2019 to 12/31/2019	13.879877	14.789277	45,683
01/01/2020 to 12/31/2020	14.789277	16.233771	39,577
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.606167	1.630843	12,128,709
01/01/2012 to 12/31/2012	1.630843	1.753607	9,408,185
01/01/2013 to 12/31/2013	1.753607	1.692717	7,080,226
01/01/2014 to 12/31/2014	1.692717	1.735679	5,055,481
01/01/2015 to 12/31/2015	1.735679	1.708214	3,352,827
01/01/2016 to 12/31/2016	1.708214	1.724972	2,526,027
01/01/2017 to 12/31/2017	1.724972	1.774072	1,896,298
01/01/2018 to 12/31/2018	1.774072	1.741747	1,440,788
01/01/2019 to 12/31/2019	1.741747	1.859144	1,313,182
01/01/2020 to 12/31/2020	1.859144	1.985316	1,139,757
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215538	10.738131	3,948
01/01/2014 to 12/31/2014	10.738131	11.480843	6,689
01/01/2015 to 12/31/2015	11.480843	11.157219	6,217
01/01/2016 to 12/31/2016	11.157219	11.481462	248
01/01/2017 to 12/31/2017	11.481462	13.160968	248
01/01/2018 to 04/30/2018	13.160968	12.579167	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010712	1.066681	46,513
01/01/2013 to 12/31/2013	1.066681	1.155890	165,515
01/01/2014 to 12/31/2014	1.155890	1.225579	113,650
01/01/2015 to 12/31/2015	1.225579	1.195522	39,579
01/01/2016 to 12/31/2016	1.195522	1.243058	11,494
01/01/2017 to 12/31/2017	1.243058	1.398275	11,408
01/01/2018 to 12/31/2018	1.398275	1.246288	4,769
01/01/2019 to 12/31/2019	1.246288	1.490112	3,935
01/01/2020 to 12/31/2020	1.490112	1.497302	3,924
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.560593	11.498194	218,845
01/01/2012 to 12/31/2012	11.498194	12.768193	227,747
01/01/2013 to 12/31/2013	12.768193	14.190447	195,543
01/01/2014 to 12/31/2014	14.190447	14.776842	191,199
01/01/2015 to 12/31/2015	14.776842	14.256789	160,066
01/01/2016 to 12/31/2016	14.256789	14.842035	149,627
01/01/2017 to 12/31/2017	14.842035	16.923748	110,108

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	16.923748	15.567854	92,426
01/01/2019 to 12/31/2019	15.567854	18.325042	90,134
01/01/2020 to 12/31/2020	18.325042	19.805627	86,957
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.143148	10.733143	267,797
01/01/2012 to 12/31/2012	10.733143	12.149637	249,907
01/01/2013 to 12/31/2013	12.149637	14.117693	266,225
01/01/2014 to 12/31/2014	14.117693	14.640936	207,168
01/01/2015 to 12/31/2015	14.640936	14.075544	169,181
01/01/2016 to 12/31/2016	14.075544	14.805088	133,131
01/01/2017 to 12/31/2017	14.805088	17.431912	36,046
01/01/2018 to 12/31/2018	17.431912	15.653237	3,539
01/01/2019 to 12/31/2019	15.653237	18.862145	3,313
01/01/2020 to 12/31/2020	18.862145	20.557203	3,141
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.377692	1.337764	1,875,525
01/01/2012 to 12/31/2012	1.337764	1.562261	1,779,770
01/01/2013 to 12/31/2013	1.562261	2.133525	3,336,794
01/01/2014 to 12/31/2014	2.133525	2.284975	2,541,684
01/01/2015 to 12/31/2015	2.284975	2.485104	1,428,419
01/01/2016 to 12/31/2016	2.485104	2.483120	913,064
01/01/2017 to 12/31/2017	2.483120	3.261928	542,345
01/01/2018 to 12/31/2018	3.261928	3.172816	376,277
01/01/2019 to 12/31/2019	3.172816	4.077617	293,890
01/01/2020 to 12/31/2020	4.077617	5.483077	249,032
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.678609	0.601772	6,026,902
01/01/2012 to 12/31/2012	0.601772	0.663932	5,253,367
01/01/2013 to 04/26/2013	0.663932	0.693847	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.027592	0.994651	4,431,848
01/01/2012 to 12/31/2012	0.994651	1.112709	3,800,390
01/01/2013 to 12/31/2013	1.112709	1.495610	3,113,968
01/01/2014 to 12/31/2014	1.495610	1.659897	2,472,142
01/01/2015 to 12/31/2015	1.659897	1.742565	1,895,777
01/01/2016 to 12/31/2016	1.742565	1.821500	1,196,598
01/01/2017 to 12/31/2017	1.821500	2.236238	819,666
01/01/2018 to 12/31/2018	2.236238	2.152323	632,737
01/01/2019 to 12/31/2019	2.152323	2.776234	570,432
01/01/2020 to 12/31/2020	2.776234	3.385477	465,337
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.763710	1.760891	821,257
01/01/2012 to 12/31/2012	1.760891	2.008469	848,248
01/01/2013 to 12/31/2013	2.008469	2.849696	755,168
01/01/2014 to 12/31/2014	2.849696	2.990859	498,644
01/01/2015 to 12/31/2015	2.990859	3.015903	408,426
01/01/2016 to 12/31/2016	3.015903	3.308841	340,847
01/01/2017 to 12/31/2017	3.308841	3.990303	209,015
01/01/2018 to 12/31/2018	3.990303	3.660328	158,357
01/01/2019 to 12/31/2019	3.660328	4.785098	140,063
01/01/2020 to 12/31/2020	4.785098	5.841194	113,720
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	2.440636	2.241661	2,005,470
01/01/2012 to 04/27/2012	2.241661	2.477331	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.465202	2.530822	1,570,605
01/01/2013 to 12/31/2013	2.530822	3.245460	1,091,031
01/01/2014 to 12/31/2014	3.245460	3.501945	767,002
01/01/2015 to 12/31/2015	3.501945	3.136825	480,560
01/01/2016 to 12/31/2016	3.136825	3.565655	357,859
01/01/2017 to 12/31/2017	3.565655	3.841712	244,958
01/01/2018 to 12/31/2018	3.841712	3.396791	194,898
01/01/2019 to 12/31/2019	3.396791	4.311812	158,969
01/01/2020 to 12/31/2020	4.311812	4.567331	138,946
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.750873	10.902456	7,444
01/01/2013 to 12/31/2013	10.902456	10.244483	37,164
01/01/2014 to 12/31/2014	10.244483	10.843725	25,674
01/01/2015 to 12/31/2015	10.843725	10.717499	35,348
01/01/2016 to 12/31/2016	10.717499	10.686322	9,854
01/01/2017 to 12/31/2017	10.686322	10.790590	8,923
01/01/2018 to 12/31/2018	10.790590	10.611485	8,456
01/01/2019 to 12/31/2019	10.611485	11.225612	11,815
01/01/2020 to 12/31/2020	11.225612	11.895039	12,106
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.468297	2.570967	1,682,107
01/01/2012 to 12/31/2012	2.570967	2.815669	1,609,764
01/01/2013 to 12/31/2013	2.815669	2.793889	1,304,547
01/01/2014 to 12/31/2014	2.793889	2.894968	913,948
01/01/2015 to 12/31/2015	2.894968	2.792017	540,398
01/01/2016 to 12/31/2016	2.792017	2.975819	800,577
01/01/2017 to 12/31/2017	2.975819	3.161033	601,808
01/01/2018 to 12/31/2018	3.161033	2.985410	511,959
01/01/2019 to 12/31/2019	2.985410	3.356232	461,778
01/01/2020 to 12/31/2020	3.356232	3.521238	383,654
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.232391	2.295003	2,916,632
01/01/2012 to 12/31/2012	2.295003	2.550789	2,409,592
01/01/2013 to 12/31/2013	2.550789	2.710599	1,838,172
01/01/2014 to 12/31/2014	2.710599	2.796392	1,338,052
01/01/2015 to 12/31/2015	2.796392	2.692163	861,695
01/01/2016 to 04/29/2016	2.692163	2.772164	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.506637	2.613131	1,404,918
01/01/2012 to 12/31/2012	2.613131	2.861950	859,046
01/01/2013 to 12/31/2013	2.861950	2.842859	575,989
01/01/2014 to 12/31/2014	2.842859	2.948777	498,442
01/01/2015 to 12/31/2015	2.948777	2.846965	460,035
01/01/2016 to 12/31/2016	2.846965	3.039232	699,730
01/01/2017 to 12/31/2017	3.039232	3.229973	590,698
01/01/2018 to 12/31/2018	3.229973	3.053966	513,839
01/01/2019 to 12/31/2019	3.053966	3.435196	476,093
01/01/2020 to 12/31/2020	3.435196	3.609499	461,832
Western Asset Management U.S. Government Sub-Account (Class B)

	American Forerunner - 1.60
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	1.682408	1.742961	2,894,771
01/01/2012 to 12/31/2012	1.742961	1.767423	2,712,920
01/01/2013 to 12/31/2013	1.767423	1.723623	1,938,594
01/01/2014 to 12/31/2014	1.723623	1.739520	1,087,169
01/01/2015 to 12/31/2015	1.739520	1.717164	535,528
01/01/2016 to 12/31/2016	1.717164	1.707167	402,192
01/01/2017 to 12/31/2017	1.707167	1.708301	353,338
01/01/2018 to 12/31/2018	1.708301	1.692764	334,575
01/01/2019 to 12/31/2019	1.692764	1.762185	309,285
01/01/2020 to 12/31/2020	1.762185	1.819317	282,306
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.708288	1.770045	928,299
01/01/2012 to 12/31/2012	1.770045	1.796624	451,381
01/01/2013 to 12/31/2013	1.796624	1.754855	222,913
01/01/2014 to 12/31/2014	1.754855	1.771277	156,832
01/01/2015 to 12/31/2015	1.771277	1.750098	111,929
01/01/2016 to 12/31/2016	1.750098	1.742960	70,259
01/01/2017 to 12/31/2017	1.742960	1.745724	74,054
01/01/2018 to 12/31/2018	1.745724	1.731670	60,864
01/01/2019 to 12/31/2019	1.731670	1.804380	56,568
01/01/2020 to 12/31/2020	1.804380	1.864609	48,615

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	15.532678	16.179441	167,322
01/01/2012 to 12/31/2012	16.179441	16.734733	155,809
01/01/2013 to 12/31/2013	16.734733	16.073401	115,336
01/01/2014 to 12/31/2014	16.073401	16.611602	106,664
01/01/2015 to 12/31/2015	16.611602	16.351823	80,653
01/01/2016 to 12/31/2016	16.351823	16.524713	70,673
01/01/2017 to 12/31/2017	16.524713	16.817168	38,766
01/01/2018 to 12/31/2018	16.817168	16.389556	30,245
01/01/2019 to 12/31/2019	16.389556	17.594771	31,101
01/01/2020 to 12/31/2020	17.594771	18.952702	24,685
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.937089	2.331325	4,931,704
01/01/2012 to 12/31/2012	2.331325	2.704363	4,069,901
01/01/2013 to 12/31/2013	2.704363	3.405568	3,035,355
01/01/2014 to 12/31/2014	3.405568	3.414100	2,117,698
01/01/2015 to 12/31/2015	3.414100	3.360413	1,414,591
01/01/2016 to 12/31/2016	3.360413	3.368037	1,011,552
01/01/2017 to 12/31/2017	3.368037	4.162687	674,102
01/01/2018 to 12/31/2018	4.162687	3.654960	557,179
01/01/2019 to 12/31/2019	3.654960	4.718840	482,188
01/01/2020 to 12/31/2020	4.718840	6.008929	414,194
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	13.906920	13.068603	2,102,030
01/01/2012 to 12/31/2012	13.068603	15.122922	1,587,966
01/01/2013 to 12/31/2013	15.122922	19.314745	1,112,780

	American Forerunner - 1.85
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	19.314745	20.574073	754,659
01/01/2015 to 12/31/2015	20.574073	21.582069	463,306
01/01/2016 to 12/31/2016	21.582069	23.196642	342,650
01/01/2017 to 12/31/2017	23.196642	29.215658	234,194
01/01/2018 to 12/31/2018	29.215658	28.606198	181,746
01/01/2019 to 12/31/2019	28.606198	36.723789	153,693
01/01/2020 to 12/31/2020	36.723789	54.824257	133,808
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	9.266945	8.930939	2,037,254
01/01/2012 to 12/31/2012	8.930939	10.299000	1,421,794
01/01/2013 to 12/31/2013	10.299000	13.497272	1,011,867
01/01/2014 to 12/31/2014	13.497272	14.658941	717,929
01/01/2015 to 12/31/2015	14.658941	14.599562	510,919
01/01/2016 to 12/31/2016	14.599562	15.983189	406,584
01/01/2017 to 12/31/2017	15.983189	19.203190	265,055
01/01/2018 to 12/31/2018	19.203190	18.512400	223,000
01/01/2019 to 12/31/2019	18.512400	22.922976	181,179
01/01/2020 to 12/31/2020	22.922976	25.549644	163,649

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.208984	10.550465	3,908
01/01/2013 to 12/31/2013	10.550465	11.551854	9,638
01/01/2014 to 12/31/2014	11.551854	12.216082	10,065
01/01/2015 to 12/31/2015	12.216082	12.103911	14,822
01/01/2016 to 12/31/2016	12.103911	12.352480	5,898
01/01/2017 to 12/31/2017	12.352480	13.826296	7,095
01/01/2018 to 12/31/2018	13.826296	12.670064	7,035
01/01/2019 to 12/31/2019	12.670064	14.737407	6,972
01/01/2020 to 12/31/2020	14.737407	15.400964	6,909
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.863326	9.510068	234,785
01/01/2012 to 12/31/2012	9.510068	10.635126	228,395
01/01/2013 to 12/31/2013	10.635126	12.418392	166,618
01/01/2014 to 12/31/2014	12.418392	12.973529	156,814
01/01/2015 to 12/31/2015	12.973529	12.690204	139,067
01/01/2016 to 12/31/2016	12.690204	13.477601	116,389
01/01/2017 to 12/31/2017	13.477601	15.515650	95,494
01/01/2018 to 12/31/2018	15.515650	14.624414	85,030
01/01/2019 to 12/31/2019	14.624414	17.219797	80,374
01/01/2020 to 12/31/2020	17.219797	19.603835	83,212
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.381751	8.804928	729,129
01/01/2012 to 12/31/2012	8.804928	10.074643	741,126
01/01/2013 to 12/31/2013	10.074643	12.416587	737,355
01/01/2014 to 12/31/2014	12.416587	13.013058	680,281
01/01/2015 to 12/31/2015	13.013058	12.722429	661,186
01/01/2016 to 12/31/2016	12.722429	13.655813	536,986
01/01/2017 to 12/31/2017	13.655813	16.324795	416,601

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	16.324795	15.152691	312,350
01/01/2019 to 12/31/2019	15.152691	18.455313	239,452
01/01/2020 to 12/31/2020	18.455313	21.256914	210,542
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.108040	9.976909	316,105
01/01/2012 to 12/31/2012	9.976909	10.892841	343,445
01/01/2013 to 12/31/2013	10.892841	12.181525	342,434
01/01/2014 to 12/31/2014	12.181525	12.731520	330,310
01/01/2015 to 12/31/2015	12.731520	12.450914	329,122
01/01/2016 to 12/31/2016	12.450914	13.125741	272,578
01/01/2017 to 12/31/2017	13.125741	14.607311	196,476
01/01/2018 to 12/31/2018	14.607311	13.897256	171,654
01/01/2019 to 12/31/2019	13.897256	15.902250	147,564
01/01/2020 to 12/31/2020	15.902250	17.699927	111,335
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.141882	11.541250	9,539
01/01/2013 to 12/31/2013	11.541250	10.983847	8,446
01/01/2014 to 12/31/2014	10.983847	11.252874	9,290
01/01/2015 to 12/31/2015	11.252874	10.024096	7,092
01/01/2016 to 12/31/2016	10.024096	10.759754	14,592
01/01/2017 to 12/31/2017	10.759754	11.639043	7,517
01/01/2018 to 12/31/2018	11.639043	10.736950	6,897
01/01/2019 to 12/31/2019	10.736950	12.683798	6,830
01/01/2020 to 12/31/2020	12.683798	12.872350	6,761
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.329779	1.046275	257,108
01/01/2012 to 12/31/2012	1.046275	1.230227	253,660
01/01/2013 to 12/31/2013	1.230227	1.395370	238,815
01/01/2014 to 12/31/2014	1.395370	1.328638	246,637
01/01/2015 to 12/31/2015	1.328638	1.280453	190,340
01/01/2016 to 12/31/2016	1.280453	1.325099	158,416
01/01/2017 to 12/31/2017	1.325099	1.760889	126,120
01/01/2018 to 12/31/2018	1.760889	1.436330	109,411
01/01/2019 to 12/31/2019	1.436330	1.873481	124,525
01/01/2020 to 12/31/2020	1.873481	2.330155	114,412
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.354373	1.067660	269,967
01/01/2012 to 12/31/2012	1.067660	1.255657	278,670
01/01/2013 to 12/31/2013	1.255657	1.426180	210,591
01/01/2014 to 12/31/2014	1.426180	1.360091	163,633
01/01/2015 to 12/31/2015	1.360091	1.311076	164,712
01/01/2016 to 12/31/2016	1.311076	1.359250	153,302
01/01/2017 to 12/31/2017	1.359250	1.806653	140,439
01/01/2018 to 12/31/2018	1.806653	1.475374	139,652
01/01/2019 to 12/31/2019	1.475374	1.926721	132,535
01/01/2020 to 12/31/2020	1.926721	2.398377	101,599
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.143722	5.386798	548,972
01/01/2012 to 12/31/2012	5.386798	5.692563	538,059
01/01/2013 to 12/31/2013	5.692563	5.551301	508,980
01/01/2014 to 12/31/2014	5.551301	5.841060	442,945
01/01/2015 to 12/31/2015	5.841060	5.773703	406,533
01/01/2016 to 12/31/2016	5.773703	5.850723	347,330

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	5.850723	5.985680	291,159
01/01/2018 to 12/31/2018	5.985680	5.859799	265,229
01/01/2019 to 12/31/2019	5.859799	6.324020	205,074
01/01/2020 to 12/31/2020	6.324020	6.748895	120,914
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.117748	2.790222	76,307
01/01/2012 to 12/31/2012	2.790222	3.135257	73,838
01/01/2013 to 12/31/2013	3.135257	4.135715	73,741
01/01/2014 to 12/31/2014	4.135715	4.425979	60,646
01/01/2015 to 12/31/2015	4.425979	4.622170	50,888
01/01/2016 to 12/31/2016	4.622170	4.546599	51,819
01/01/2017 to 12/31/2017	4.546599	5.982776	38,821
01/01/2018 to 12/31/2018	5.982776	6.021460	35,048
01/01/2019 to 12/31/2019	6.021460	7.860586	31,080
01/01/2020 to 12/31/2020	7.860586	10.864747	23,292
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.160374	2.831228	161,769
01/01/2012 to 12/31/2012	2.831228	3.184186	137,483
01/01/2013 to 12/31/2013	3.184186	4.204719	98,453
01/01/2014 to 12/31/2014	4.204719	4.504314	56,111
01/01/2015 to 12/31/2015	4.504314	4.708211	94,876
01/01/2016 to 12/31/2016	4.708211	4.635450	38,695
01/01/2017 to 12/31/2017	4.635450	6.107092	67,640
01/01/2018 to 12/31/2018	6.107092	6.151726	27,406
01/01/2019 to 12/31/2019	6.151726	8.039401	22,273
01/01/2020 to 12/31/2020	8.039401	11.121789	17,953
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.964181	10.279944	27,337
01/01/2013 to 12/31/2013	10.279944	11.170834	23,172
01/01/2014 to 12/31/2014	11.170834	11.655534	16,830
01/01/2015 to 12/31/2015	11.655534	11.469519	11,868
01/01/2016 to 12/31/2016	11.469519	11.799458	11,439
01/01/2017 to 12/31/2017	11.799458	13.171261	13,763
01/01/2018 to 12/31/2018	13.171261	12.042013	10,332
01/01/2019 to 12/31/2019	12.042013	14.309493	8,200
01/01/2020 to 12/31/2020	14.309493	14.703524	7,840
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.265602	2.231962	724,963
01/01/2012 to 12/31/2012	2.231962	2.198551	886,865
01/01/2013 to 12/31/2013	2.198551	2.165817	878,777
01/01/2014 to 12/31/2014	2.165817	2.133571	770,288
01/01/2015 to 12/31/2015	2.133571	2.101805	649,133
01/01/2016 to 12/31/2016	2.101805	2.072834	576,214
01/01/2017 to 12/31/2017	2.072834	2.055015	496,221
01/01/2018 to 12/31/2018	2.055015	2.055607	386,915
01/01/2019 to 12/31/2019	2.055607	2.063034	846,279
01/01/2020 to 12/31/2020	2.063034	2.036140	352,316
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	11.184701	12.124218	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	12.087850	10.345418	16,146
01/01/2012 to 12/31/2012	10.345418	11.896742	15,190
01/01/2013 to 12/31/2013	11.896742	15.177794	13,567

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	15.177794	15.712662	14,260
01/01/2015 to 12/31/2015	15.712662	15.167877	3,109
01/01/2016 to 12/31/2016	15.167877	16.283598	3,098
01/01/2017 to 12/31/2017	16.283598	19.720953	3,091
01/01/2018 to 12/31/2018	19.720953	17.470477	7,058
01/01/2019 to 12/31/2019	17.470477	21.940068	6,402
01/01/2020 to 12/31/2020	21.940068	25.700087	5,755
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.235677	12.445946	138,951
01/01/2012 to 12/31/2012	12.445946	13.385081	123,822
01/01/2013 to 12/31/2013	13.385081	13.750960	108,237
01/01/2014 to 12/31/2014	13.750960	14.152003	73,085
01/01/2015 to 12/31/2015	14.152003	13.859669	73,399
01/01/2016 to 12/31/2016	13.859669	14.271834	52,707
01/01/2017 to 12/31/2017	14.271834	15.034609	36,201
01/01/2018 to 12/31/2018	15.034609	14.422860	17,439
01/01/2019 to 12/31/2019	14.422860	15.875647	14,342
01/01/2020 to 12/31/2020	15.875647	17.126986	22,038
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.093175	12.038473	154,337
01/01/2012 to 12/31/2012	12.038473	13.217500	170,490
01/01/2013 to 12/31/2013	13.217500	14.443233	180,626
01/01/2014 to 12/31/2014	14.443233	14.929140	214,965
01/01/2015 to 12/31/2015	14.929140	14.549014	288,566
01/01/2016 to 12/31/2016	14.549014	15.204935	240,976
01/01/2017 to 12/31/2017	15.204935	16.573306	184,503
01/01/2018 to 12/31/2018	16.573306	15.606732	83,194
01/01/2019 to 12/31/2019	15.606732	17.772161	72,252
01/01/2020 to 12/31/2020	17.772161	19.439283	66,542
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.883535	11.546725	785,644
01/01/2012 to 12/31/2012	11.546725	12.879996	737,748
01/01/2013 to 12/31/2013	12.879996	14.970161	670,013
01/01/2014 to 12/31/2014	14.970161	15.492088	611,138
01/01/2015 to 12/31/2015	15.492088	15.067946	517,652
01/01/2016 to 12/31/2016	15.067946	15.898293	462,043
01/01/2017 to 12/31/2017	15.898293	17.969518	400,301
01/01/2018 to 12/31/2018	17.969518	16.616410	287,591
01/01/2019 to 12/31/2019	16.616410	19.548457	237,689
01/01/2020 to 12/31/2020	19.548457	21.923767	227,157
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.649500	9.338777	27,841
01/01/2012 to 12/31/2012	9.338777	10.682288	26,759
01/01/2013 to 04/26/2013	10.682288	11.496400	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.570804	13.180663	24,656
01/01/2014 to 04/25/2014	13.180663	13.123269	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.593503	10.990433	1,017,406
01/01/2012 to 12/31/2012	10.990433	12.491734	946,771
01/01/2013 to 12/31/2013	12.491734	15.297505	872,568
01/01/2014 to 12/31/2014	15.297505	15.857497	841,775
01/01/2015 to 12/31/2015	15.857497	15.356434	681,185

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	15.356434	16.359323	589,642
01/01/2017 to 12/31/2017	16.359323	19.204594	629,608
01/01/2018 to 12/31/2018	19.204594	17.382499	579,393
01/01/2019 to 12/31/2019	17.382499	21.186827	531,771
01/01/2020 to 12/31/2020	21.186827	24.334056	479,084
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	9.991105	10.447619	3,931
01/01/2013 to 12/31/2013	10.447619	11.770200	17,152
01/01/2014 to 12/31/2014	11.770200	12.713680	17,995
01/01/2015 to 12/31/2015	12.713680	12.012451	42,780
01/01/2016 to 12/31/2016	12.012451	12.823491	31,338
01/01/2017 to 12/31/2017	12.823491	14.949084	32,046
01/01/2018 to 12/31/2018	14.949084	13.641161	25,780
01/01/2019 to 12/31/2019	13.641161	16.604842	24,292
01/01/2020 to 12/31/2020	16.604842	18.405105	15,200
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.947114	3.091764	207,530
01/01/2012 to 12/31/2012	3.091764	3.398213	182,594
01/01/2013 to 12/31/2013	3.398213	4.569827	164,083
01/01/2014 to 12/31/2014	4.569827	4.577146	138,679
01/01/2015 to 12/31/2015	4.577146	4.073204	125,593
01/01/2016 to 12/31/2016	4.073204	4.921494	122,929
01/01/2017 to 12/31/2017	4.921494	5.456387	118,033
01/01/2018 to 12/31/2018	5.456387	4.653537	116,737
01/01/2019 to 12/31/2019	4.653537	5.658755	109,444
01/01/2020 to 12/31/2020	5.658755	5.907657	50,856
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.024182	3.175819	677,530
01/01/2012 to 12/31/2012	3.175819	3.494118	567,169
01/01/2013 to 12/31/2013	3.494118	4.703634	461,054
01/01/2014 to 12/31/2014	4.703634	4.715837	395,910
01/01/2015 to 12/31/2015	4.715837	4.200739	348,848
01/01/2016 to 12/31/2016	4.200739	5.080788	257,598
01/01/2017 to 12/31/2017	5.080788	5.638743	235,945
01/01/2018 to 12/31/2018	5.638743	4.813824	214,550
01/01/2019 to 12/31/2019	4.813824	5.859496	197,004
01/01/2020 to 12/31/2020	5.859496	6.123413	192,386
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.987946	9.760397	0
01/01/2012 to 12/31/2012	9.760397	10.037167	0
01/01/2013 to 12/31/2013	10.037167	10.002501	7,007
01/01/2014 to 12/31/2014	10.002501	9.957810	7,114
01/01/2015 to 12/31/2015	9.957810	9.748493	8,470
01/01/2016 to 12/31/2016	9.748493	9.904269	7,839
01/01/2017 to 12/31/2017	9.904269	9.887143	4,619
01/01/2018 to 12/31/2018	9.887143	9.781655	4,418
01/01/2019 to 12/31/2019	9.781655	10.082745	4,234
01/01/2020 to 12/31/2020	10.082745	10.143122	4,069
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	39.293794	40.099301	6,544
01/01/2012 to 12/31/2012	40.099301	44.281888	6,402
01/01/2013 to 12/31/2013	44.281888	52.467948	5,655
01/01/2014 to 12/31/2014	52.467948	57.000413	5,148

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	57.000413	57.440277	6,891
01/01/2016 to 12/31/2016	57.440277	60.399573	7,260
01/01/2017 to 12/31/2017	60.399573	68.340405	7,022
01/01/2018 to 12/31/2018	68.340405	64.619613	6,347
01/01/2019 to 12/31/2019	64.619613	78.118550	5,364
01/01/2020 to 12/31/2020	78.118550	90.377557	4,374
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.246562	3.061787	671,571
01/01/2012 to 12/31/2012	3.061787	3.396498	504,642
01/01/2013 to 12/31/2013	3.396498	4.462102	417,969
01/01/2014 to 12/31/2014	4.462102	4.850778	301,492
01/01/2015 to 12/31/2015	4.850778	4.880899	269,590
01/01/2016 to 12/31/2016	4.880899	5.147476	248,736
01/01/2017 to 12/31/2017	5.147476	6.024886	204,132
01/01/2018 to 12/31/2018	6.024886	5.913742	161,343
01/01/2019 to 12/31/2019	5.913742	7.610949	142,263
01/01/2020 to 12/31/2020	7.610949	8.319927	128,960
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.296112	3.111434	738,389
01/01/2012 to 12/31/2012	3.111434	3.454162	671,808
01/01/2013 to 12/31/2013	3.454162	4.543635	529,126
01/01/2014 to 12/31/2014	4.543635	4.943574	340,411
01/01/2015 to 12/31/2015	4.943574	4.980354	292,961
01/01/2016 to 12/31/2016	4.980354	5.257111	239,028
01/01/2017 to 12/31/2017	5.257111	6.158930	217,548
01/01/2018 to 12/31/2018	6.158930	6.051608	191,503
01/01/2019 to 12/31/2019	6.051608	7.795958	174,148
01/01/2020 to 12/31/2020	7.795958	8.530494	163,253
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	6.174679	6.098461	43,565
01/01/2012 to 12/31/2012	6.098461	6.812951	46,320
01/01/2013 to 12/31/2013	6.812951	9.012433	33,193
01/01/2014 to 12/31/2014	9.012433	10.077278	22,960
01/01/2015 to 12/31/2015	10.077278	10.373379	24,674
01/01/2016 to 12/31/2016	10.373379	11.064818	18,619
01/01/2017 to 12/31/2017	11.064818	13.292078	16,167
01/01/2018 to 12/31/2018	13.292078	12.265197	15,135
01/01/2019 to 12/31/2019	12.265197	15.925610	14,557
01/01/2020 to 12/31/2020	15.925610	19.159547	12,107
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	14.166987	13.176814	80,126
01/01/2012 to 12/31/2012	13.176814	16.353057	71,353
01/01/2013 to 12/31/2013	16.353057	16.680772	68,544
01/01/2014 to 12/31/2014	16.680772	18.612590	53,495
01/01/2015 to 12/31/2015	18.612590	18.078496	45,808
01/01/2016 to 12/31/2016	18.078496	17.964995	39,059
01/01/2017 to 12/31/2017	17.964995	19.599985	35,829
01/01/2018 to 12/31/2018	19.599985	17.637343	30,962
01/01/2019 to 12/31/2019	17.637343	21.685526	23,494
01/01/2020 to 12/31/2020	21.685526	20.290007	21,138
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	43.897683	41.842287	2,555
01/01/2012 to 12/31/2012	41.842287	45.623170	2,796

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	45.623170	59.521365	3,136
01/01/2014 to 12/31/2014	59.521365	65.012328	2,966
01/01/2015 to 12/31/2015	65.012328	65.712252	3,560
01/01/2016 to 12/31/2016	65.712252	68.072687	2,125
01/01/2017 to 12/31/2017	68.072687	83.784206	2,049
01/01/2018 to 12/31/2018	83.784206	77.659650	1,540
01/01/2019 to 12/31/2019	77.659650	101.626098	1,065
01/01/2020 to 12/31/2020	101.626098	131.528868	882
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.976549	1.669591	771,379
01/01/2012 to 12/31/2012	1.669591	2.125706	549,781
01/01/2013 to 12/31/2013	2.125706	2.732541	474,587
01/01/2014 to 12/31/2014	2.732541	2.535998	361,684
01/01/2015 to 12/31/2015	2.535998	2.385269	327,208
01/01/2016 to 12/31/2016	2.385269	2.541913	287,112
01/01/2017 to 12/31/2017	2.541913	3.266154	306,164
01/01/2018 to 12/31/2018	3.266154	2.445982	222,899
01/01/2019 to 12/31/2019	2.445982	3.000363	155,351
01/01/2020 to 12/31/2020	3.000363	3.106853	121,364
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.994487	1.687409	298,844
01/01/2012 to 12/31/2012	1.687409	2.148712	280,953
01/01/2013 to 12/31/2013	2.148712	2.765463	241,529
01/01/2014 to 12/31/2014	2.765463	2.569941	203,721
01/01/2015 to 12/31/2015	2.569941	2.418916	168,857
01/01/2016 to 12/31/2016	2.418916	2.580922	128,544
01/01/2017 to 12/31/2017	2.580922	3.318716	117,729
01/01/2018 to 12/31/2018	3.318716	2.488834	97,696
01/01/2019 to 12/31/2019	2.488834	3.054909	81,612
01/01/2020 to 12/31/2020	3.054909	3.167095	82,543
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010696	1.047269	176,191
01/01/2013 to 12/31/2013	1.047269	1.050877	111,787
01/01/2014 to 12/31/2014	1.050877	1.093005	67,026
01/01/2015 to 12/31/2015	1.093005	1.031456	17,622
01/01/2016 to 12/31/2016	1.031456	1.135152	153,612
01/01/2017 to 12/31/2017	1.135152	1.230132	134,107
01/01/2018 to 12/31/2018	1.230132	1.133743	4,344
01/01/2019 to 12/31/2019	1.133743	1.287519	4,307
01/01/2020 to 12/31/2020	1.287519	1.396860	4,273
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.426604	16.626982	26,957
01/01/2012 to 12/31/2012	16.626982	19.846361	28,528
01/01/2013 to 12/31/2013	19.846361	24.851865	26,581
01/01/2014 to 12/31/2014	24.851865	25.006332	26,547
01/01/2015 to 12/31/2015	25.006332	25.603516	17,227
01/01/2016 to 12/31/2016	25.603516	25.280591	19,587
01/01/2017 to 12/31/2017	25.280591	34.054196	18,664
01/01/2018 to 12/31/2018	34.054196	29.135056	15,744
01/01/2019 to 12/31/2019	29.135056	37.761441	14,192
01/01/2020 to 12/31/2020	37.761441	47.458407	12,454
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.096055	8.342866	2,490

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	8.342866	10.043648	0
01/01/2013 to 04/26/2013	10.043648	10.674053	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.575765	1.535570	158,339
01/01/2012 to 12/31/2012	1.535570	1.788352	111,439
01/01/2013 to 12/31/2013	1.788352	2.469532	217,562
01/01/2014 to 12/31/2014	2.469532	2.625217	67,549
01/01/2015 to 12/31/2015	2.625217	2.541915	64,675
01/01/2016 to 12/31/2016	2.541915	2.790403	39,834
01/01/2017 to 12/31/2017	2.790403	3.445353	32,983
01/01/2018 to 12/31/2018	3.445353	3.086711	28,653
01/01/2019 to 12/31/2019	3.086711	3.782977	29,419
01/01/2020 to 12/31/2020	3.782977	5.841866	11,450
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.507561	0.501128	43,666
01/01/2012 to 12/31/2012	0.501128	0.570425	322,545
01/01/2013 to 12/31/2013	0.570425	0.768344	307,504
01/01/2014 to 12/31/2014	0.768344	0.823084	265,496
01/01/2015 to 12/31/2015	0.823084	0.896288	253,811
01/01/2016 to 12/31/2016	0.896288	0.881797	424,761
01/01/2017 to 12/31/2017	0.881797	1.190031	356,563
01/01/2018 to 12/31/2018	1.190031	1.173550	368,844
01/01/2019 to 12/31/2019	1.173550	1.531749	355,351
01/01/2020 to 12/31/2020	1.531749	2.359561	299,118
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.327098	8.090119	23,020
01/01/2012 to 04/27/2012	8.090119	9.098391	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.511264	0.505214	149,559
01/01/2012 to 12/31/2012	0.505214	0.575185	216,660
01/01/2013 to 12/31/2013	0.575185	0.775726	193,322
01/01/2014 to 12/31/2014	0.775726	0.831862	179,770
01/01/2015 to 12/31/2015	0.831862	0.906872	159,620
01/01/2016 to 12/31/2016	0.906872	0.893252	95,621
01/01/2017 to 12/31/2017	0.893252	1.206661	87,798
01/01/2018 to 12/31/2018	1.206661	1.191241	81,253
01/01/2019 to 12/31/2019	1.191241	1.555662	77,028
01/01/2020 to 12/31/2020	1.555662	2.399815	16,888
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012751	1.049314	0
01/01/2013 to 12/31/2013	1.049314	1.147262	16,287
01/01/2014 to 12/31/2014	1.147262	1.209021	21,242
01/01/2015 to 12/31/2015	1.209021	1.201671	26,685
01/01/2016 to 12/31/2016	1.201671	1.218145	47,769
01/01/2017 to 12/31/2017	1.218145	1.399956	63,356
01/01/2018 to 12/31/2018	1.399956	1.279878	40,044
01/01/2019 to 12/31/2019	1.279878	1.474066	30,483
01/01/2020 to 12/31/2020	1.474066	1.629594	21,464
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996837	1.039690	0
01/01/2015 to 12/31/2015	1.039690	1.014136	0
01/01/2016 to 12/31/2016	1.014136	1.018967	0
01/01/2017 to 12/31/2017	1.018967	1.159314	0

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 04/30/2018	1.159314	1.130200	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.754608	0.767538	125,524
01/01/2012 to 12/31/2012	0.767538	0.895980	109,204
01/01/2013 to 12/31/2013	0.895980	1.285147	186,353
01/01/2014 to 12/31/2014	1.285147	1.505201	666,403
01/01/2015 to 12/31/2015	1.505201	1.422938	563,376
01/01/2016 to 12/31/2016	1.422938	1.439327	490,030
01/01/2017 to 12/31/2017	1.439327	1.678979	436,188
01/01/2018 to 12/31/2018	1.678979	1.537110	397,473
01/01/2019 to 12/31/2019	1.537110	1.871116	246,033
01/01/2020 to 12/31/2020	1.871116	2.437243	97,539
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	151.078155	137.603731	4,085
01/01/2012 to 12/31/2012	137.603731	166.063610	3,363
01/01/2013 to 12/31/2013	166.063610	210.682792	3,199
01/01/2014 to 04/25/2014	210.682792	219.316326	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.926326	6.299468	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.636749	0.577214	631,000
01/01/2012 to 12/31/2012	0.577214	0.674143	554,812
01/01/2013 to 12/31/2013	0.674143	0.968601	422,345
01/01/2014 to 12/31/2014	0.968601	1.134949	652,719
01/01/2015 to 12/31/2015	1.134949	1.073479	362,701
01/01/2016 to 12/31/2016	1.073479	1.087493	300,639
01/01/2017 to 12/31/2017	1.087493	1.270010	271,805
01/01/2018 to 12/31/2018	1.270010	1.164160	225,080
01/01/2019 to 12/31/2019	1.164160	1.418117	208,444
01/01/2020 to 12/31/2020	1.418117	1.848154	189,995
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.599057	0.636827	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.956102	14.229608	54,344
01/01/2014 to 12/31/2014	14.229608	14.503773	49,801
01/01/2015 to 12/31/2015	14.503773	14.463249	40,543
01/01/2016 to 12/31/2016	14.463249	14.928564	35,427
01/01/2017 to 12/31/2017	14.928564	18.084978	28,825
01/01/2018 to 12/31/2018	18.084978	16.854434	12,735
01/01/2019 to 12/31/2019	16.854434	21.173661	10,217
01/01/2020 to 12/31/2020	21.173661	23.942104	8,973
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.070646	11.138926	48,939
01/01/2012 to 12/31/2012	11.138926	12.343007	62,744
01/01/2013 to 04/26/2013	12.343007	12.879983	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.514577	3.474086	143,503
01/01/2012 to 12/31/2012	3.474086	3.910381	75,252
01/01/2013 to 12/31/2013	3.910381	5.419457	60,933
01/01/2014 to 12/31/2014	5.419457	5.525725	39,284
01/01/2015 to 12/31/2015	5.525725	5.348618	19,786
01/01/2016 to 12/31/2016	5.348618	6.268646	16,309

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	6.268646	7.099307	15,239
01/01/2018 to 12/31/2018	7.099307	6.203072	13,331
01/01/2019 to 12/31/2019	6.203072	7.652289	13,408
01/01/2020 to 12/31/2020	7.652289	8.426474	23,446
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.561407	3.523948	138,213
01/01/2012 to 12/31/2012	3.523948	3.970375	127,049
01/01/2013 to 12/31/2013	3.970375	5.508151	80,509
01/01/2014 to 12/31/2014	5.508151	5.621534	68,828
01/01/2015 to 12/31/2015	5.621534	5.446981	62,189
01/01/2016 to 12/31/2016	5.446981	6.390208	55,409
01/01/2017 to 12/31/2017	6.390208	7.244155	52,062
01/01/2018 to 12/31/2018	7.244155	6.336058	48,823
01/01/2019 to 12/31/2019	6.336058	7.823992	43,915
01/01/2020 to 12/31/2020	7.823992	8.624187	40,881
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.060927	1.073856	298,827
01/01/2012 to 12/31/2012	1.073856	1.173023	272,470
01/01/2013 to 12/31/2013	1.173023	1.714626	242,299
01/01/2014 to 12/31/2014	1.714626	1.704884	244,700
01/01/2015 to 12/31/2015	1.704884	1.703470	227,350
01/01/2016 to 12/31/2016	1.703470	1.779587	166,554
01/01/2017 to 12/31/2017	1.779587	2.220960	125,392
01/01/2018 to 12/31/2018	2.220960	2.193819	120,819
01/01/2019 to 12/31/2019	2.193819	2.734077	116,408
01/01/2020 to 12/31/2020	2.734077	3.610195	84,371
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.533655	1.620918	766,916
01/01/2012 to 12/31/2012	1.620918	1.654538	670,897
01/01/2013 to 12/31/2013	1.654538	1.588641	544,165
01/01/2014 to 12/31/2014	1.588641	1.650723	434,148
01/01/2015 to 12/31/2015	1.650723	1.627603	436,646
01/01/2016 to 12/31/2016	1.627603	1.637685	481,207
01/01/2017 to 12/31/2017	1.637685	1.661193	566,006
01/01/2018 to 12/31/2018	1.661193	1.628941	442,262
01/01/2019 to 12/31/2019	1.628941	1.738474	431,339
01/01/2020 to 12/31/2020	1.738474	1.832641	377,376
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.722071	1.659376	473,546
01/01/2012 to 12/31/2012	1.659376	1.917803	358,224
01/01/2013 to 12/31/2013	1.917803	2.509504	299,238
01/01/2014 to 12/31/2014	2.509504	2.700206	270,066
01/01/2015 to 12/31/2015	2.700206	2.590274	225,432
01/01/2016 to 12/31/2016	2.590274	3.065592	209,883
01/01/2017 to 12/31/2017	3.065592	3.492069	189,325
01/01/2018 to 12/31/2018	3.492069	3.043912	164,659
01/01/2019 to 12/31/2019	3.043912	3.765253	164,651
01/01/2020 to 12/31/2020	3.765253	4.196938	154,724
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.265573	1.089059	601,408
01/01/2012 to 12/31/2012	1.089059	1.266123	505,997
01/01/2013 to 12/31/2013	1.266123	1.515699	448,020
01/01/2014 to 12/31/2014	1.515699	1.399546	436,416

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	1.399546	1.361063	397,465
01/01/2016 to 12/31/2016	1.361063	1.354208	373,536
01/01/2017 to 12/31/2017	1.354208	1.662375	380,607
01/01/2018 to 12/31/2018	1.662375	1.406932	311,418
01/01/2019 to 12/31/2019	1.406932	1.684677	290,326
01/01/2020 to 12/31/2020	1.684677	1.785251	255,705
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.792077	11.276953	3,862
01/01/2014 to 12/31/2014	11.276953	12.137866	12,725
01/01/2015 to 12/31/2015	12.137866	11.812254	13,142
01/01/2016 to 12/31/2016	11.812254	12.143903	12,575
01/01/2017 to 12/31/2017	12.143903	13.823149	13,675
01/01/2018 to 12/31/2018	13.823149	12.637866	11,478
01/01/2019 to 12/31/2019	12.637866	15.152665	11,315
01/01/2020 to 12/31/2020	15.152665	15.905351	11,191
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.781647	1.679929	605,072
01/01/2012 to 12/31/2012	1.679929	1.920416	499,536
01/01/2013 to 12/31/2013	1.920416	2.614178	430,611
01/01/2014 to 12/31/2014	2.614178	2.698392	381,833
01/01/2015 to 12/31/2015	2.698392	2.538817	334,785
01/01/2016 to 12/31/2016	2.538817	3.025296	297,273
01/01/2017 to 12/31/2017	3.025296	3.409279	270,530
01/01/2018 to 12/31/2018	3.409279	2.982723	238,654
01/01/2019 to 12/31/2019	2.982723	3.681833	203,515
01/01/2020 to 12/31/2020	3.681833	4.328638	183,067
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.777770	3.782499	329,994
01/01/2012 to 12/31/2012	3.782499	4.300759	298,832
01/01/2013 to 12/31/2013	4.300759	5.579736	263,853
01/01/2014 to 12/31/2014	5.579736	6.216660	248,175
01/01/2015 to 12/31/2015	6.216660	6.180037	256,553
01/01/2016 to 12/31/2016	6.180037	6.781005	264,764
01/01/2017 to 12/31/2017	6.781005	8.098701	265,891
01/01/2018 to 12/31/2018	8.098701	7.592056	229,614
01/01/2019 to 12/31/2019	7.592056	9.782629	206,991
01/01/2020 to 12/31/2020	9.782629	11.354424	190,147
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.453137	1.278165	842,729
01/01/2012 to 12/31/2012	1.278165	1.469399	743,988
01/01/2013 to 12/31/2013	1.469399	1.726281	617,877
01/01/2014 to 12/31/2014	1.726281	1.582395	508,974
01/01/2015 to 12/31/2015	1.582395	1.531184	503,538
01/01/2016 to 12/31/2016	1.531184	1.495184	457,491
01/01/2017 to 12/31/2017	1.495184	1.887704	389,054
01/01/2018 to 12/31/2018	1.887704	1.599191	364,540
01/01/2019 to 12/31/2019	1.599191	2.021443	337,262
01/01/2020 to 12/31/2020	2.021443	2.250468	344,239
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	4.339739	4.367563	275,410
01/01/2012 to 12/31/2012	4.367563	4.788722	272,455
01/01/2013 to 12/31/2013	4.788722	5.599571	258,642
01/01/2014 to 12/31/2014	5.599571	5.977562	201,883

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	5.977562	5.865036	184,141
01/01/2016 to 12/31/2016	5.865036	6.293264	156,134
01/01/2017 to 12/31/2017	6.293264	6.954223	152,279
01/01/2018 to 12/31/2018	6.954223	6.452148	152,465
01/01/2019 to 12/31/2019	6.452148	7.631711	114,805
01/01/2020 to 12/31/2020	7.631711	8.231109	101,558
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.094327	1.100165	348,684
01/01/2012 to 12/31/2012	1.100165	1.235091	332,516
01/01/2013 to 12/31/2013	1.235091	1.602957	324,720
01/01/2014 to 12/31/2014	1.602957	1.732292	283,026
01/01/2015 to 12/31/2015	1.732292	1.601067	220,571
01/01/2016 to 12/31/2016	1.601067	1.862657	207,122
01/01/2017 to 12/31/2017	1.862657	1.969907	168,361
01/01/2018 to 04/30/2018	1.969907	1.899165	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.103791	1.110524	335,822
01/01/2012 to 12/31/2012	1.110524	1.248564	277,534
01/01/2013 to 12/31/2013	1.248564	1.622171	250,560
01/01/2014 to 12/31/2014	1.622171	1.754466	234,144
01/01/2015 to 12/31/2015	1.754466	1.623486	188,748
01/01/2016 to 12/31/2016	1.623486	1.889430	177,166
01/01/2017 to 12/31/2017	1.889430	2.001245	171,078
01/01/2018 to 04/30/2018	2.001245	1.930221	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.175827	1.165759	305,749
01/01/2012 to 12/31/2012	1.165759	1.335705	284,862
01/01/2013 to 12/31/2013	1.335705	1.781446	310,493
01/01/2014 to 12/31/2014	1.781446	1.940278	190,045
01/01/2015 to 12/31/2015	1.940278	1.904423	186,772
01/01/2016 to 12/31/2016	1.904423	2.140512	162,766
01/01/2017 to 12/31/2017	2.140512	2.479495	142,367
01/01/2018 to 12/31/2018	2.479495	2.192240	217,592
01/01/2019 to 12/31/2019	2.192240	2.804150	199,308
01/01/2020 to 12/31/2020	2.804150	2.863309	166,794
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.540713	2.343163	26,244
01/01/2012 to 12/31/2012	2.343163	2.665185	23,861
01/01/2013 to 04/26/2013	2.665185	2.933316	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.874608	8.694938	0
01/01/2012 to 12/31/2012	8.694938	9.756735	0
01/01/2013 to 04/26/2013	9.756735	10.684230	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.189533	1.181303	350,808
01/01/2012 to 12/31/2012	1.181303	1.354389	262,395
01/01/2013 to 12/31/2013	1.354389	1.809673	374,882
01/01/2014 to 12/31/2014	1.809673	1.972199	329,668
01/01/2015 to 12/31/2015	1.972199	1.937581	274,665
01/01/2016 to 12/31/2016	1.937581	2.179795	237,065
01/01/2017 to 12/31/2017	2.179795	2.529662	199,958

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	2.529662	2.237581	316,316
01/01/2019 to 12/31/2019	2.237581	2.865646	285,485
01/01/2020 to 12/31/2020	2.865646	2.928629	255,327
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.580376	2.381951	129,295
01/01/2012 to 12/31/2012	2.381951	2.712075	88,483
01/01/2013 to 04/26/2013	2.712075	2.985984	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.474674	1.352203	333,496
01/01/2012 to 12/31/2012	1.352203	1.455599	270,800
01/01/2013 to 12/31/2013	1.455599	1.993510	228,160
01/01/2014 to 12/31/2014	1.993510	1.983746	147,527
01/01/2015 to 12/31/2015	1.983746	1.856054	123,862
01/01/2016 to 12/31/2016	1.856054	1.673730	73,275
01/01/2017 to 12/31/2017	1.673730	2.306994	56,678
01/01/2018 to 12/31/2018	2.306994	2.503136	76,424
01/01/2019 to 12/31/2019	2.503136	3.455409	71,613
01/01/2020 to 12/31/2020	3.455409	8.615893	76,729
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.616618	1.680298	396,941
01/01/2012 to 12/31/2012	1.680298	1.816584	362,193
01/01/2013 to 12/31/2013	1.816584	2.472953	396,727
01/01/2014 to 12/31/2014	2.472953	2.428814	328,528
01/01/2015 to 12/31/2015	2.428814	2.401744	291,841
01/01/2016 to 12/31/2016	2.401744	2.801195	276,132
01/01/2017 to 12/31/2017	2.801195	3.187018	210,684
01/01/2018 to 12/31/2018	3.187018	2.920002	185,526
01/01/2019 to 12/31/2019	2.920002	3.722415	168,842
01/01/2020 to 12/31/2020	3.722415	4.574752	102,262
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.544600	1.441366	484,267
01/01/2012 to 12/31/2012	1.441366	1.494842	470,720
01/01/2013 to 04/26/2013	1.494842	1.620305	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.630209	1.695256	955,958
01/01/2012 to 12/31/2012	1.695256	1.835234	826,283
01/01/2013 to 12/31/2013	1.835234	2.501672	933,441
01/01/2014 to 12/31/2014	2.501672	2.459723	645,590
01/01/2015 to 12/31/2015	2.459723	2.433475	535,348
01/01/2016 to 12/31/2016	2.433475	2.841696	439,688
01/01/2017 to 12/31/2017	2.841696	3.236649	393,204
01/01/2018 to 12/31/2018	3.236649	2.968631	317,669
01/01/2019 to 12/31/2019	2.968631	3.786738	289,119
01/01/2020 to 12/31/2020	3.786738	4.661370	255,725
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999795	1.034873	0
01/01/2015 to 12/31/2015	1.034873	0.963629	0
01/01/2016 to 12/31/2016	0.963629	1.054874	0
01/01/2017 to 12/31/2017	1.054874	1.170129	0
01/01/2018 to 12/31/2018	1.170129	1.065107	0
01/01/2019 to 12/31/2019	1.065107	1.280025	0
01/01/2020 to 12/31/2020	1.280025	1.410312	0
PIMCO Inflation Protection Bond Sub-Account

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	13.670753	14.968195	123,261
01/01/2012 to 12/31/2012	14.968195	16.090600	104,534
01/01/2013 to 12/31/2013	16.090600	14.380820	76,483
01/01/2014 to 12/31/2014	14.380820	14.576578	59,306
01/01/2015 to 12/31/2015	14.576578	13.912971	55,739
01/01/2016 to 12/31/2016	13.912971	14.388922	45,828
01/01/2017 to 12/31/2017	14.388922	14.666834	47,293
01/01/2018 to 12/31/2018	14.666834	14.099230	46,781
01/01/2019 to 12/31/2019	14.099230	15.038033	46,125
01/01/2020 to 12/31/2020	15.038033	16.523377	38,900
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.622120	1.648685	3,872,102
01/01/2012 to 12/31/2012	1.648685	1.774575	3,656,832
01/01/2013 to 12/31/2013	1.774575	1.714671	3,237,241
01/01/2014 to 12/31/2014	1.714671	1.759949	2,819,155
01/01/2015 to 12/31/2015	1.759949	1.733834	2,520,870
01/01/2016 to 12/31/2016	1.733834	1.752595	2,274,898
01/01/2017 to 12/31/2017	1.752595	1.804279	2,218,073
01/01/2018 to 12/31/2018	1.804279	1.773186	1,936,902
01/01/2019 to 12/31/2019	1.773186	1.894596	1,694,321
01/01/2020 to 12/31/2020	1.894596	2.025203	1,606,366
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215816	10.745663	0
01/01/2014 to 12/31/2014	10.745663	11.500391	0
01/01/2015 to 12/31/2015	11.500391	11.187401	11,010
01/01/2016 to 12/31/2016	11.187401	11.524039	2,610
01/01/2017 to 12/31/2017	11.524039	13.222947	9,967
01/01/2018 to 04/30/2018	13.222947	12.642531	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010729	1.067415	38,277
01/01/2013 to 12/31/2013	1.067415	1.157842	61,299
01/01/2014 to 12/31/2014	1.157842	1.228877	65,869
01/01/2015 to 12/31/2015	1.228877	1.199939	171,133
01/01/2016 to 12/31/2016	1.199939	1.248899	109,372
01/01/2017 to 12/31/2017	1.248899	1.406245	99,646
01/01/2018 to 12/31/2018	1.406245	1.254655	113,368
01/01/2019 to 12/31/2019	1.254655	1.501616	108,358
01/01/2020 to 12/31/2020	1.501616	1.510376	81,059
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.621510	11.570323	32,727
01/01/2012 to 12/31/2012	11.570323	12.861209	26,632
01/01/2013 to 12/31/2013	12.861209	14.308123	28,181
01/01/2014 to 12/31/2014	14.308123	14.914289	20,936
01/01/2015 to 12/31/2015	14.914289	14.403802	19,540
01/01/2016 to 12/31/2016	14.403802	15.010083	30,421
01/01/2017 to 12/31/2017	15.010083	17.132435	25,365
01/01/2018 to 12/31/2018	17.132435	15.775687	20,276
01/01/2019 to 12/31/2019	15.775687	18.588261	18,985
01/01/2020 to 12/31/2020	18.588261	20.110268	17,894
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.201872	10.800482	16,030
01/01/2012 to 12/31/2012	10.800482	12.238157	15,519

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	12.238157	14.234775	15,129
01/01/2014 to 12/31/2014	14.234775	14.777130	14,233
01/01/2015 to 12/31/2015	14.777130	14.220698	14,557
01/01/2016 to 12/31/2016	14.220698	14.972728	8,703
01/01/2017 to 12/31/2017	14.972728	17.646876	8,191
01/01/2018 to 12/31/2018	17.646876	15.862223	6,587
01/01/2019 to 12/31/2019	15.862223	19.133093	6,205
01/01/2020 to 12/31/2020	19.133093	20.873421	1,370
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.394539	1.355476	394,779
01/01/2012 to 12/31/2012	1.355476	1.584536	357,711
01/01/2013 to 12/31/2013	1.584536	2.166109	489,179
01/01/2014 to 12/31/2014	2.166109	2.322193	339,113
01/01/2015 to 12/31/2015	2.322193	2.528108	288,512
01/01/2016 to 12/31/2016	2.528108	2.528618	301,424
01/01/2017 to 12/31/2017	2.528618	3.325006	267,517
01/01/2018 to 12/31/2018	3.325006	3.237427	224,542
01/01/2019 to 12/31/2019	3.237427	4.164815	208,702
01/01/2020 to 12/31/2020	4.164815	5.605945	142,250
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.685356	0.608363	590,713
01/01/2012 to 12/31/2012	0.608363	0.671879	547,551
01/01/2013 to 04/26/2013	0.671879	0.702375	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.037814	1.005549	1,488,248
01/01/2012 to 12/31/2012	1.005549	1.126032	1,335,527
01/01/2013 to 12/31/2013	1.126032	1.515031	1,151,608
01/01/2014 to 12/31/2014	1.515031	1.683134	995,881
01/01/2015 to 12/31/2015	1.683134	1.768728	892,629
01/01/2016 to 12/31/2016	1.768728	1.850697	823,764
01/01/2017 to 12/31/2017	1.850697	2.274349	762,993
01/01/2018 to 12/31/2018	2.274349	2.191207	672,071
01/01/2019 to 12/31/2019	2.191207	2.829217	473,452
01/01/2020 to 12/31/2020	2.829217	3.453547	265,647
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.788298	1.787222	213,487
01/01/2012 to 12/31/2012	1.787222	2.040553	214,639
01/01/2013 to 12/31/2013	2.040553	2.898111	123,970
01/01/2014 to 12/31/2014	2.898111	3.044717	84,875
01/01/2015 to 12/31/2015	3.044717	3.073284	83,601
01/01/2016 to 12/31/2016	3.073284	3.375169	112,279
01/01/2017 to 12/31/2017	3.375169	4.074350	121,903
01/01/2018 to 12/31/2018	4.074350	3.741189	100,687
01/01/2019 to 12/31/2019	3.741189	4.895698	97,034
01/01/2020 to 12/31/2020	4.895698	5.982198	77,236
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.470490	2.271348	540,813
01/01/2012 to 04/27/2012	2.271348	2.510957	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.498683	2.566917	457,655
01/01/2013 to 12/31/2013	2.566917	3.295039	401,972
01/01/2014 to 12/31/2014	3.295039	3.559001	320,519

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	3.559001	3.191124	293,412
01/01/2016 to 12/31/2016	3.191124	3.631007	251,219
01/01/2017 to 12/31/2017	3.631007	3.916025	223,113
01/01/2018 to 12/31/2018	3.916025	3.465984	185,600
01/01/2019 to 12/31/2019	3.465984	4.404045	176,219
01/01/2020 to 12/31/2020	4.404045	4.669712	150,140
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.761714	10.920777	3,585
01/01/2013 to 12/31/2013	10.920777	10.271969	3,543
01/01/2014 to 12/31/2014	10.271969	10.883696	3,502
01/01/2015 to 12/31/2015	10.883696	10.767769	3,459
01/01/2016 to 12/31/2016	10.767769	10.747188	3,413
01/01/2017 to 12/31/2017	10.747188	10.862878	3,366
01/01/2018 to 12/31/2018	10.862878	10.693321	3,319
01/01/2019 to 12/31/2019	10.693321	11.323502	3,270
01/01/2020 to 12/31/2020	11.323502	12.010802	8,801
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.508548	2.615499	412,910
01/01/2012 to 12/31/2012	2.615499	2.867320	367,022
01/01/2013 to 12/31/2013	2.867320	2.847987	350,241
01/01/2014 to 12/31/2014	2.847987	2.953976	287,218
01/01/2015 to 12/31/2015	2.953976	2.851778	259,616
01/01/2016 to 12/31/2016	2.851778	3.042554	522,976
01/01/2017 to 12/31/2017	3.042554	3.235146	496,374
01/01/2018 to 12/31/2018	3.235146	3.058480	361,677
01/01/2019 to 12/31/2019	3.058480	3.441817	339,359
01/01/2020 to 12/31/2020	3.441817	3.614654	290,526
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.265408	2.331269	920,191
01/01/2012 to 12/31/2012	2.331269	2.593703	756,017
01/01/2013 to 12/31/2013	2.593703	2.758959	577,739
01/01/2014 to 12/31/2014	2.758959	2.849131	443,045
01/01/2015 to 12/31/2015	2.849131	2.745682	407,638
01/01/2016 to 04/29/2016	2.745682	2.828202	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.547507	2.658387	599,922
01/01/2012 to 12/31/2012	2.658387	2.914444	544,022
01/01/2013 to 12/31/2013	2.914444	2.897899	428,842
01/01/2014 to 12/31/2014	2.897899	3.008876	374,568
01/01/2015 to 12/31/2015	3.008876	2.907896	327,830
01/01/2016 to 12/31/2016	2.907896	3.107383	342,139
01/01/2017 to 12/31/2017	3.107383	3.305695	235,497
01/01/2018 to 12/31/2018	3.305695	3.128708	189,516
01/01/2019 to 12/31/2019	3.128708	3.522788	166,217
01/01/2020 to 12/31/2020	3.522788	3.705249	140,661
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.709846	1.773154	623,048
01/01/2012 to 12/31/2012	1.773154	1.799849	529,995
01/01/2013 to 12/31/2013	1.799849	1.757001	553,963
01/01/2014 to 12/31/2014	1.757001	1.774981	499,638
01/01/2015 to 12/31/2015	1.774981	1.753923	462,480
01/01/2016 to 12/31/2016	1.753923	1.745456	448,247

	American Forerunner - 1.50
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	1.745456	1.748358	386,561
01/01/2018 to 12/31/2018	1.748358	1.734200	295,151
01/01/2019 to 12/31/2019	1.734200	1.807126	301,838
01/01/2020 to 12/31/2020	1.807126	1.867587	295,684
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.736148	1.800706	625,245
01/01/2012 to 12/31/2012	1.800706	1.829585	523,333
01/01/2013 to 12/31/2013	1.829585	1.788837	385,552
01/01/2014 to 12/31/2014	1.788837	1.807384	256,852
01/01/2015 to 12/31/2015	1.807384	1.787561	243,989
01/01/2016 to 12/31/2016	1.787561	1.782051	221,700
01/01/2017 to 12/31/2017	1.782051	1.786658	198,622
01/01/2018 to 12/31/2018	1.786658	1.774058	167,473
01/01/2019 to 12/31/2019	1.774058	1.850396	161,737
01/01/2020 to 12/31/2020	1.850396	1.914080	149,231

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	15.746605	16.418637	52,166
01/01/2012 to 12/31/2012	16.418637	16.999219	50,927
01/01/2013 to 12/31/2013	16.999219	16.343773	45,642
01/01/2014 to 12/31/2014	16.343773	16.907926	38,077
01/01/2015 to 12/31/2015	16.907926	16.660166	32,416
01/01/2016 to 12/31/2016	16.660166	16.853161	25,868
01/01/2017 to 12/31/2017	16.853161	17.168541	24,318
01/01/2018 to 12/31/2018	17.168541	16.748827	22,276
01/01/2019 to 12/31/2019	16.748827	17.998447	21,991
01/01/2020 to 12/31/2020	17.998447	19.406977	14,778
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.974524	2.363400	1,006,522
01/01/2012 to 12/31/2012	2.363400	2.744327	906,930
01/01/2013 to 12/31/2013	2.744327	3.459348	763,985
01/01/2014 to 12/31/2014	3.459348	3.471486	610,689
01/01/2015 to 12/31/2015	3.471486	3.420318	538,887
01/01/2016 to 12/31/2016	3.420318	3.431508	503,691
01/01/2017 to 12/31/2017	3.431508	4.245361	453,767
01/01/2018 to 12/31/2018	4.245361	3.731304	383,708
01/01/2019 to 12/31/2019	3.731304	4.822224	331,498
01/01/2020 to 12/31/2020	4.822224	6.146736	252,949
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	14.286292	13.438512	478,711
01/01/2012 to 12/31/2012	13.438512	15.566614	397,063
01/01/2013 to 12/31/2013	15.566614	19.901300	351,719
01/01/2014 to 12/31/2014	19.901300	21.220081	266,923
01/01/2015 to 12/31/2015	21.220081	22.282001	222,533
01/01/2016 to 12/31/2016	22.282001	23.972890	187,048
01/01/2017 to 12/31/2017	23.972890	30.223424	165,551
01/01/2018 to 12/31/2018	30.223424	29.622724	135,560
01/01/2019 to 12/31/2019	29.622724	38.066813	123,227

	American Forerunner - 1.75
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	38.066813	56.886164	91,904
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	9.519695	9.183687	527,050
01/01/2012 to 12/31/2012	9.183687	10.601112	469,056
01/01/2013 to 12/31/2013	10.601112	13.907092	398,872
01/01/2014 to 12/31/2014	13.907092	15.119144	331,245
01/01/2015 to 12/31/2015	15.119144	15.072970	303,539
01/01/2016 to 12/31/2016	15.072970	16.517966	242,396
01/01/2017 to 12/31/2017	16.517966	19.865491	216,077
01/01/2018 to 12/31/2018	19.865491	19.170152	194,935
01/01/2019 to 12/31/2019	19.170152	23.761180	143,550
01/01/2020 to 12/31/2020	23.761180	26.510467	133,140

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.214133	10.559328	9,087
01/01/2013 to 12/31/2013	10.559328	11.567340	11,857
01/01/2014 to 12/31/2014	11.567340	12.238577	9,050
01/01/2015 to 12/31/2015	12.238577	12.132264	34,416
01/01/2016 to 12/31/2016	12.132264	12.387608	32,559
01/01/2017 to 12/31/2017	12.387608	13.872528	22,586
01/01/2018 to 12/31/2018	13.872528	12.718827	9,768
01/01/2019 to 12/31/2019	12.718827	14.801524	6,880
01/01/2020 to 12/31/2020	14.801524	15.475726	6,329
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.876594	9.527614	622,885
01/01/2012 to 12/31/2012	9.527614	10.660104	700,204
01/01/2013 to 12/31/2013	10.660104	12.453781	760,413
01/01/2014 to 12/31/2014	12.453781	13.017008	670,217
01/01/2015 to 12/31/2015	13.017008	12.739104	548,929
01/01/2016 to 12/31/2016	12.739104	13.536300	509,647
01/01/2017 to 12/31/2017	13.536300	15.590995	476,915
01/01/2018 to 12/31/2018	15.590995	14.702825	466,543
01/01/2019 to 12/31/2019	14.702825	17.320781	394,461
01/01/2020 to 12/31/2020	17.320781	19.728687	332,304
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.394374	8.821176	1,008,542
01/01/2012 to 12/31/2012	8.821176	10.098308	969,770
01/01/2013 to 12/31/2013	10.098308	12.451975	794,970
01/01/2014 to 12/31/2014	12.451975	13.056674	846,881
01/01/2015 to 12/31/2015	13.056674	12.771457	883,124
01/01/2016 to 12/31/2016	12.771457	13.715294	874,724
01/01/2017 to 12/31/2017	13.715294	16.404073	862,473
01/01/2018 to 12/31/2018	16.404073	15.233939	760,316
01/01/2019 to 12/31/2019	15.233939	18.563547	638,746
01/01/2020 to 12/31/2020	18.563547	21.392302	545,408
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.121635	9.995313	552,309
01/01/2012 to 12/31/2012	9.995313	10.918420	516,445

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	10.918420	12.216236	485,037
01/01/2014 to 12/31/2014	12.216236	12.774184	404,621
01/01/2015 to 12/31/2015	12.774184	12.498888	320,014
01/01/2016 to 12/31/2016	12.498888	13.182905	261,567
01/01/2017 to 12/31/2017	13.182905	14.678241	236,239
01/01/2018 to 12/31/2018	14.678241	13.971764	238,074
01/01/2019 to 12/31/2019	13.971764	15.995502	208,805
01/01/2020 to 12/31/2020	15.995502	17.812648	217,735
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.147650	11.551100	212,590
01/01/2013 to 12/31/2013	11.551100	10.998721	103,089
01/01/2014 to 12/31/2014	10.998721	11.273749	78,803
01/01/2015 to 12/31/2015	11.273749	10.047720	58,728
01/01/2016 to 12/31/2016	10.047720	10.790504	56,572
01/01/2017 to 12/31/2017	10.790504	11.678126	33,763
01/01/2018 to 12/31/2018	11.678126	10.778425	32,008
01/01/2019 to 12/31/2019	10.778425	12.739160	25,819
01/01/2020 to 12/31/2020	12.739160	12.935020	23,514
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.342925	1.057147	1,462,496
01/01/2012 to 12/31/2012	1.057147	1.243635	1,177,211
01/01/2013 to 12/31/2013	1.243635	1.411283	1,031,224
01/01/2014 to 12/31/2014	1.411283	1.344462	885,976
01/01/2015 to 12/31/2015	1.344462	1.296352	946,981
01/01/2016 to 12/31/2016	1.296352	1.342223	873,347
01/01/2017 to 12/31/2017	1.342223	1.784533	686,203
01/01/2018 to 12/31/2018	1.784533	1.456350	654,975
01/01/2019 to 12/31/2019	1.456350	1.900544	458,963
01/01/2020 to 12/31/2020	1.900544	2.365000	355,600
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.367753	1.078747	185,175
01/01/2012 to 12/31/2012	1.078747	1.269334	343,357
01/01/2013 to 12/31/2013	1.269334	1.442435	420,556
01/01/2014 to 12/31/2014	1.442435	1.376281	348,543
01/01/2015 to 12/31/2015	1.376281	1.327346	334,973
01/01/2016 to 12/31/2016	1.327346	1.376807	268,660
01/01/2017 to 12/31/2017	1.376807	1.830900	255,752
01/01/2018 to 12/31/2018	1.830900	1.495927	186,680
01/01/2019 to 12/31/2019	1.495927	1.954539	171,457
01/01/2020 to 12/31/2020	1.954539	2.434225	159,207
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.215415	5.464603	1,224,418
01/01/2012 to 12/31/2012	5.464603	5.777688	1,149,838
01/01/2013 to 12/31/2013	5.777688	5.637131	1,037,429
01/01/2014 to 12/31/2014	5.637131	5.934337	921,158
01/01/2015 to 12/31/2015	5.934337	5.868839	788,274
01/01/2016 to 12/31/2016	5.868839	5.950102	709,589
01/01/2017 to 12/31/2017	5.950102	6.090387	646,579
01/01/2018 to 12/31/2018	6.090387	5.965303	528,207
01/01/2019 to 12/31/2019	5.965303	6.441102	495,813
01/01/2020 to 12/31/2020	6.441102	6.877289	416,936
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.143057	2.814278	678,880

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	2.814278	3.163877	594,690
01/01/2013 to 12/31/2013	3.163877	4.175553	580,730
01/01/2014 to 12/31/2014	4.175553	4.470849	426,190
01/01/2015 to 12/31/2015	4.470849	4.671364	357,548
01/01/2016 to 12/31/2016	4.671364	4.597287	327,886
01/01/2017 to 12/31/2017	4.597287	6.052490	258,775
01/01/2018 to 12/31/2018	6.052490	6.094690	216,118
01/01/2019 to 12/31/2019	6.094690	7.960162	212,187
01/01/2020 to 12/31/2020	7.960162	11.007892	168,224
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.186014	2.855623	308,333
01/01/2012 to 12/31/2012	2.855623	3.213236	349,244
01/01/2013 to 12/31/2013	3.213236	4.245201	299,748
01/01/2014 to 12/31/2014	4.245201	4.549956	258,157
01/01/2015 to 12/31/2015	4.549956	4.758298	231,928
01/01/2016 to 12/31/2016	4.758298	4.687106	214,787
01/01/2017 to 12/31/2017	4.687106	6.178224	173,199
01/01/2018 to 12/31/2018	6.178224	6.226510	126,516
01/01/2019 to 12/31/2019	6.226510	8.141202	111,688
01/01/2020 to 12/31/2020	8.141202	11.268265	102,329
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.969207	10.288581	99,197
01/01/2013 to 12/31/2013	10.288581	11.185810	123,609
01/01/2014 to 12/31/2014	11.185810	11.676998	81,910
01/01/2015 to 12/31/2015	11.676998	11.496390	76,012
01/01/2016 to 12/31/2016	11.496390	11.833016	70,812
01/01/2017 to 12/31/2017	11.833016	13.215306	37,498
01/01/2018 to 12/31/2018	13.215306	12.088361	34,675
01/01/2019 to 12/31/2019	12.088361	14.371752	28,281
01/01/2020 to 12/31/2020	14.371752	14.774903	25,213
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.296887	2.263911	2,901,409
01/01/2012 to 12/31/2012	2.263911	2.231143	2,253,246
01/01/2013 to 12/31/2013	2.231143	2.199024	1,819,977
01/01/2014 to 12/31/2014	2.199024	2.167367	1,454,929
01/01/2015 to 12/31/2015	2.167367	2.136165	1,378,195
01/01/2016 to 12/31/2016	2.136165	2.107774	1,249,241
01/01/2017 to 12/31/2017	2.107774	2.090698	1,192,048
01/01/2018 to 12/31/2018	2.090698	2.092352	850,166
01/01/2019 to 12/31/2019	2.092352	2.100962	815,304
01/01/2020 to 12/31/2020	2.100962	2.074614	723,169
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	11.216504	12.160675	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	12.124247	10.380016	131,564
01/01/2012 to 12/31/2012	10.380016	11.942528	150,677
01/01/2013 to 12/31/2013	11.942528	15.243823	150,734
01/01/2014 to 12/31/2014	15.243823	15.788913	144,717
01/01/2015 to 12/31/2015	15.788913	15.249111	129,393
01/01/2016 to 12/31/2016	15.249111	16.378995	124,564
01/01/2017 to 12/31/2017	16.378995	19.846373	118,743
01/01/2018 to 12/31/2018	19.846373	17.590436	114,833
01/01/2019 to 12/31/2019	17.590436	22.101762	110,082

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	22.101762	25.902474	107,291
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.270453	12.487545	516,321
01/01/2012 to 12/31/2012	12.487545	13.436572	517,555
01/01/2013 to 12/31/2013	13.436572	13.810763	390,690
01/01/2014 to 12/31/2014	13.810763	14.220659	373,220
01/01/2015 to 12/31/2015	14.220659	13.933874	343,580
01/01/2016 to 12/31/2016	13.933874	14.355421	265,344
01/01/2017 to 12/31/2017	14.355421	15.130204	233,598
01/01/2018 to 12/31/2018	15.130204	14.521867	190,011
01/01/2019 to 12/31/2019	14.521867	15.992621	165,707
01/01/2020 to 12/31/2020	15.992621	17.261831	222,254
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.127550	12.078716	1,265,244
01/01/2012 to 12/31/2012	12.078716	13.268351	1,213,367
01/01/2013 to 12/31/2013	13.268351	14.506050	952,475
01/01/2014 to 12/31/2014	14.506050	15.001570	768,319
01/01/2015 to 12/31/2015	15.001570	14.626914	624,571
01/01/2016 to 12/31/2016	14.626914	15.293992	612,121
01/01/2017 to 12/31/2017	15.293992	16.678690	539,260
01/01/2018 to 12/31/2018	16.678690	15.713872	421,822
01/01/2019 to 12/31/2019	15.713872	17.903115	332,217
01/01/2020 to 12/31/2020	17.903115	19.592339	287,394
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.917316	11.585328	3,411,848
01/01/2012 to 12/31/2012	11.585328	12.929554	3,088,038
01/01/2013 to 12/31/2013	12.929554	15.035274	2,983,294
01/01/2014 to 12/31/2014	15.035274	15.567254	2,665,257
01/01/2015 to 12/31/2015	15.567254	15.148629	2,340,892
01/01/2016 to 12/31/2016	15.148629	15.991416	2,129,375
01/01/2017 to 12/31/2017	15.991416	18.083784	1,899,341
01/01/2018 to 12/31/2018	18.083784	16.730486	1,543,883
01/01/2019 to 12/31/2019	16.730486	19.692505	1,427,668
01/01/2020 to 12/31/2020	19.692505	22.096392	1,201,037
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.662480	9.356009	52,754
01/01/2012 to 12/31/2012	9.356009	10.707378	40,270
01/01/2013 to 04/26/2013	10.707378	11.525233	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.599871	13.218226	37,830
01/01/2014 to 04/25/2014	13.218226	13.162743	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.626464	11.027183	3,325,726
01/01/2012 to 12/31/2012	11.027183	12.539804	2,886,826
01/01/2013 to 12/31/2013	12.539804	15.364049	2,609,316
01/01/2014 to 12/31/2014	15.364049	15.934443	2,437,933
01/01/2015 to 12/31/2015	15.934443	15.438671	2,238,640
01/01/2016 to 12/31/2016	15.438671	16.455155	2,261,823
01/01/2017 to 12/31/2017	16.455155	19.326722	2,093,438
01/01/2018 to 12/31/2018	19.326722	17.501844	1,852,694
01/01/2019 to 12/31/2019	17.501844	21.342959	1,533,479
01/01/2020 to 12/31/2020	21.342959	24.525672	1,361,575
Brighthouse Balanced Plus

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
04/30/2012 to 12/31/2012	9.996144	10.456396	46,710
01/01/2013 to 12/31/2013	10.456396	11.785978	146,841
01/01/2014 to 12/31/2014	11.785978	12.737090	145,591
01/01/2015 to 12/31/2015	12.737090	12.040591	146,852
01/01/2016 to 12/31/2016	12.040591	12.859958	191,480
01/01/2017 to 12/31/2017	12.859958	14.999068	143,213
01/01/2018 to 12/31/2018	14.999068	13.693660	143,113
01/01/2019 to 12/31/2019	13.693660	16.677082	122,079
01/01/2020 to 12/31/2020	16.677082	18.494443	132,984
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.973272	3.120763	1,947,252
01/01/2012 to 12/31/2012	3.120763	3.431812	1,598,477
01/01/2013 to 12/31/2013	3.431812	4.617316	1,261,934
01/01/2014 to 12/31/2014	4.617316	4.627025	986,221
01/01/2015 to 12/31/2015	4.627025	4.119652	864,811
01/01/2016 to 12/31/2016	4.119652	4.980104	702,199
01/01/2017 to 12/31/2017	4.980104	5.524120	585,066
01/01/2018 to 12/31/2018	5.524120	4.713675	527,597
01/01/2019 to 12/31/2019	4.713675	5.734751	441,151
01/01/2020 to 12/31/2020	5.734751	5.989998	408,417
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.051003	3.205584	840,481
01/01/2012 to 12/31/2012	3.205584	3.528640	842,062
01/01/2013 to 12/31/2013	3.528640	4.752480	801,429
01/01/2014 to 12/31/2014	4.752480	4.767194	685,752
01/01/2015 to 12/31/2015	4.767194	4.248612	603,642
01/01/2016 to 12/31/2016	4.248612	5.141259	512,286
01/01/2017 to 12/31/2017	5.141259	5.708700	435,555
01/01/2018 to 12/31/2018	5.708700	4.875999	396,774
01/01/2019 to 12/31/2019	4.875999	5.938145	354,611
01/01/2020 to 12/31/2020	5.938145	6.208717	354,468
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.988015	9.763701	732
01/01/2012 to 12/31/2012	9.763701	10.045613	2,143
01/01/2013 to 12/31/2013	10.045613	10.015926	172,431
01/01/2014 to 12/31/2014	10.015926	9.976163	162,616
01/01/2015 to 12/31/2015	9.976163	9.771345	138,933
01/01/2016 to 12/31/2016	9.771345	9.932451	89,412
01/01/2017 to 12/31/2017	9.932451	9.920222	94,459
01/01/2018 to 12/31/2018	9.920222	9.819318	124,478
01/01/2019 to 12/31/2019	9.819318	10.126628	115,879
01/01/2020 to 12/31/2020	10.126628	10.192378	116,323
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	39.778027	40.613715	22,645
01/01/2012 to 12/31/2012	40.613715	44.872504	21,511
01/01/2013 to 12/31/2013	44.872504	53.194328	16,995
01/01/2014 to 12/31/2014	53.194328	57.818441	12,708
01/01/2015 to 12/31/2015	57.818441	58.293762	11,544
01/01/2016 to 12/31/2016	58.293762	61.327682	11,001
01/01/2017 to 12/31/2017	61.327682	69.425128	6,890
01/01/2018 to 12/31/2018	69.425128	65.678308	9,823
01/01/2019 to 12/31/2019	65.678308	79.438107	6,122
01/01/2020 to 12/31/2020	79.438107	91.950263	6,523

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.272915	3.088180	5,582,740
01/01/2012 to 12/31/2012	3.088180	3.427500	4,648,629
01/01/2013 to 12/31/2013	3.427500	4.505080	3,838,344
01/01/2014 to 12/31/2014	4.505080	4.899949	3,064,770
01/01/2015 to 12/31/2015	4.899949	4.932841	2,470,519
01/01/2016 to 12/31/2016	4.932841	5.204857	2,087,001
01/01/2017 to 12/31/2017	5.204857	6.095084	1,786,697
01/01/2018 to 12/31/2018	6.095084	5.985655	1,469,864
01/01/2019 to 12/31/2019	5.985655	7.707353	1,229,781
01/01/2020 to 12/31/2020	7.707353	8.429539	1,087,356
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.322826	3.138218	1,193,141
01/01/2012 to 12/31/2012	3.138218	3.485647	1,257,945
01/01/2013 to 12/31/2013	3.485647	4.587342	1,095,960
01/01/2014 to 12/31/2014	4.587342	4.993625	893,884
01/01/2015 to 12/31/2015	4.993625	5.033294	754,294
01/01/2016 to 12/31/2016	5.033294	5.315649	533,501
01/01/2017 to 12/31/2017	5.315649	6.230615	428,454
01/01/2018 to 12/31/2018	6.230615	6.125124	382,897
01/01/2019 to 12/31/2019	6.125124	7.894610	371,877
01/01/2020 to 12/31/2020	7.894610	8.642774	349,609
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	6.260172	6.185986	137,182
01/01/2012 to 12/31/2012	6.185986	6.914203	128,156
01/01/2013 to 12/31/2013	6.914203	9.150944	118,360
01/01/2014 to 12/31/2014	9.150944	10.237270	134,153
01/01/2015 to 12/31/2015	10.237270	10.543343	94,845
01/01/2016 to 12/31/2016	10.543343	11.251735	83,978
01/01/2017 to 12/31/2017	11.251735	13.523356	51,181
01/01/2018 to 12/31/2018	13.523356	12.484888	56,174
01/01/2019 to 12/31/2019	12.484888	16.218970	44,387
01/01/2020 to 12/31/2020	16.218970	19.522260	41,912
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	14.214331	13.227452	451,682
01/01/2012 to 12/31/2012	13.227452	16.424151	395,105
01/01/2013 to 12/31/2013	16.424151	16.761672	331,906
01/01/2014 to 12/31/2014	16.761672	18.712211	280,625
01/01/2015 to 12/31/2015	18.712211	18.184352	245,056
01/01/2016 to 12/31/2016	18.184352	18.079218	217,311
01/01/2017 to 12/31/2017	18.079218	19.734439	193,103
01/01/2018 to 12/31/2018	19.734439	17.767270	161,044
01/01/2019 to 12/31/2019	17.767270	21.856198	134,351
01/01/2020 to 12/31/2020	21.856198	20.459961	132,482
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	44.398617	42.340898	19,324
01/01/2012 to 12/31/2012	42.340898	46.190049	16,835
01/01/2013 to 12/31/2013	46.190049	60.291055	13,171
01/01/2014 to 12/31/2014	60.291055	65.885965	11,048
01/01/2015 to 12/31/2015	65.885965	66.628610	9,964
01/01/2016 to 12/31/2016	66.628610	69.056483	9,276
01/01/2017 to 12/31/2017	69.056483	85.037430	8,441
01/01/2018 to 12/31/2018	85.037430	78.860941	7,156

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	78.860941	103.249729	5,612
01/01/2020 to 12/31/2020	103.249729	133.697243	4,992
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.985706	1.678164	5,553,351
01/01/2012 to 12/31/2012	1.678164	2.137696	4,766,561
01/01/2013 to 12/31/2013	2.137696	2.749327	3,699,606
01/01/2014 to 12/31/2014	2.749327	2.552854	3,005,216
01/01/2015 to 12/31/2015	2.552854	2.402325	2,798,648
01/01/2016 to 12/31/2016	2.402325	2.561369	2,567,928
01/01/2017 to 12/31/2017	2.561369	3.292794	2,149,739
01/01/2018 to 12/31/2018	3.292794	2.467174	1,989,733
01/01/2019 to 12/31/2019	2.467174	3.027871	1,852,911
01/01/2020 to 12/31/2020	3.027871	3.136912	1,727,703
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010705	1.047630	724,653
01/01/2013 to 12/31/2013	1.047630	1.051764	486,125
01/01/2014 to 12/31/2014	1.051764	1.094475	307,459
01/01/2015 to 12/31/2015	1.094475	1.033360	217,779
01/01/2016 to 12/31/2016	1.033360	1.137816	309,852
01/01/2017 to 12/31/2017	1.137816	1.233634	232,291
01/01/2018 to 12/31/2018	1.233634	1.137543	182,985
01/01/2019 to 12/31/2019	1.137543	1.292480	167,759
01/01/2020 to 12/31/2020	1.292480	1.402945	139,202
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.554558	16.750804	91,081
01/01/2012 to 12/31/2012	16.750804	20.004206	80,898
01/01/2013 to 12/31/2013	20.004206	25.062042	81,952
01/01/2014 to 12/31/2014	25.062042	25.230431	65,527
01/01/2015 to 12/31/2015	25.230431	25.845890	56,897
01/01/2016 to 12/31/2016	25.845890	25.532668	53,376
01/01/2017 to 12/31/2017	25.532668	34.410890	47,063
01/01/2018 to 12/31/2018	34.410890	29.455050	42,278
01/01/2019 to 12/31/2019	29.455050	38.195268	42,959
01/01/2020 to 12/31/2020	38.195268	48.027709	36,397
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.108293	8.358265	21,325
01/01/2012 to 12/31/2012	8.358265	10.067242	23,782
01/01/2013 to 04/26/2013	10.067242	10.700829	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.583068	1.543456	233,620
01/01/2012 to 12/31/2012	1.543456	1.798440	210,927
01/01/2013 to 12/31/2013	1.798440	2.484703	207,133
01/01/2014 to 12/31/2014	2.484703	2.642667	184,591
01/01/2015 to 12/31/2015	2.642667	2.560092	168,644
01/01/2016 to 12/31/2016	2.560092	2.811762	163,104
01/01/2017 to 12/31/2017	2.811762	3.473455	134,770
01/01/2018 to 12/31/2018	3.473455	3.113454	117,072
01/01/2019 to 12/31/2019	3.113454	3.817662	101,284
01/01/2020 to 12/31/2020	3.817662	5.898382	81,352
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.510278	0.504063	683,313
01/01/2012 to 12/31/2012	0.504063	0.574053	1,637,411
01/01/2013 to 12/31/2013	0.574053	0.773618	1,271,012

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	0.773618	0.829148	1,189,878
01/01/2015 to 12/31/2015	0.829148	0.903343	1,133,488
01/01/2016 to 12/31/2016	0.903343	0.889183	1,159,003
01/01/2017 to 12/31/2017	0.889183	1.200596	787,003
01/01/2018 to 12/31/2018	1.200596	1.184565	712,996
01/01/2019 to 12/31/2019	1.184565	1.546898	931,444
01/01/2020 to 12/31/2020	1.546898	2.384092	830,828
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.368386	8.134289	45,901
01/01/2012 to 04/27/2012	8.134289	9.149556	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.513994	0.508165	168,734
01/01/2012 to 12/31/2012	0.508165	0.578836	268,011
01/01/2013 to 12/31/2013	0.578836	0.781040	167,340
01/01/2014 to 12/31/2014	0.781040	0.837979	145,775
01/01/2015 to 12/31/2015	0.837979	0.913998	140,866
01/01/2016 to 12/31/2016	0.913998	0.900720	130,015
01/01/2017 to 12/31/2017	0.900720	1.217357	103,412
01/01/2018 to 12/31/2018	1.217357	1.202404	87,976
01/01/2019 to 12/31/2019	1.202404	1.571026	70,809
01/01/2020 to 12/31/2020	1.571026	2.424730	55,297
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012759	1.049675	335,908
01/01/2013 to 12/31/2013	1.049675	1.148231	379,201
01/01/2014 to 12/31/2014	1.148231	1.210646	315,659
01/01/2015 to 12/31/2015	1.210646	1.203889	258,242
01/01/2016 to 12/31/2016	1.203889	1.221004	303,488
01/01/2017 to 12/31/2017	1.221004	1.403940	280,518
01/01/2018 to 12/31/2018	1.403940	1.284167	289,870
01/01/2019 to 12/31/2019	1.284167	1.479745	245,226
01/01/2020 to 12/31/2020	1.479745	1.636693	213,030
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996843	1.040049	0
01/01/2015 to 12/31/2015	1.040049	1.014993	979
01/01/2016 to 12/31/2016	1.014993	1.020339	9,983
01/01/2017 to 12/31/2017	1.020339	1.161453	4,637
01/01/2018 to 04/30/2018	1.161453	1.132471	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.758261	0.771638	822,647
01/01/2012 to 12/31/2012	0.771638	0.901220	763,119
01/01/2013 to 12/31/2013	0.901220	1.293308	851,307
01/01/2014 to 12/31/2014	1.293308	1.515517	2,956,678
01/01/2015 to 12/31/2015	1.515517	1.433407	2,867,955
01/01/2016 to 12/31/2016	1.433407	1.450642	2,368,956
01/01/2017 to 12/31/2017	1.450642	1.693022	2,043,536
01/01/2018 to 12/31/2018	1.693022	1.550747	1,790,905
01/01/2019 to 12/31/2019	1.550747	1.888659	1,354,936
01/01/2020 to 12/31/2020	1.888659	2.461327	992,197
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	153.268221	139.668176	22,551
01/01/2012 to 12/31/2012	139.668176	168.639725	20,299
01/01/2013 to 12/31/2013	168.639725	214.058042	17,585
01/01/2014 to 04/25/2014	214.058042	222.864984	0

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.961043	6.337404	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.640583	0.580882	307,707
01/01/2012 to 12/31/2012	0.580882	0.678769	412,983
01/01/2013 to 12/31/2013	0.678769	0.975734	386,016
01/01/2014 to 12/31/2014	0.975734	1.143879	926,910
01/01/2015 to 12/31/2015	1.143879	1.082467	794,247
01/01/2016 to 12/31/2016	1.082467	1.097147	570,336
01/01/2017 to 12/31/2017	1.097147	1.281923	515,901
01/01/2018 to 12/31/2018	1.281923	1.175672	426,099
01/01/2019 to 12/31/2019	1.175672	1.432856	360,029
01/01/2020 to 12/31/2020	1.432856	1.868298	278,745
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.602564	0.640659	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	12.988639	14.270148	52,237
01/01/2014 to 12/31/2014	14.270148	14.552370	47,152
01/01/2015 to 12/31/2015	14.552370	14.518970	47,112
01/01/2016 to 12/31/2016	14.518970	14.993573	41,491
01/01/2017 to 12/31/2017	14.993573	18.172785	37,209
01/01/2018 to 12/31/2018	18.172785	16.944788	36,069
01/01/2019 to 12/31/2019	16.944788	21.297814	29,781
01/01/2020 to 12/31/2020	21.297814	24.094568	29,175
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.085531	11.159470	47,313
01/01/2012 to 12/31/2012	11.159470	12.371987	60,287
01/01/2013 to 04/26/2013	12.371987	12.912276	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.543994	3.504913	1,426,209
01/01/2012 to 12/31/2012	3.504913	3.947062	1,204,982
01/01/2013 to 12/31/2013	3.947062	5.473027	978,027
01/01/2014 to 12/31/2014	5.473027	5.583138	780,019
01/01/2015 to 12/31/2015	5.583138	5.406895	669,974
01/01/2016 to 12/31/2016	5.406895	6.340116	580,170
01/01/2017 to 12/31/2017	6.340116	7.183828	509,833
01/01/2018 to 12/31/2018	7.183828	6.280083	412,354
01/01/2019 to 12/31/2019	6.280083	7.751166	362,067
01/01/2020 to 12/31/2020	7.751166	8.539635	323,086
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.591203	3.555204	200,515
01/01/2012 to 12/31/2012	3.555204	4.007604	241,395
01/01/2013 to 12/31/2013	4.007604	5.562578	217,862
01/01/2014 to 12/31/2014	5.562578	5.679922	199,946
01/01/2015 to 12/31/2015	5.679922	5.506309	188,968
01/01/2016 to 12/31/2016	5.506309	6.463039	129,692
01/01/2017 to 12/31/2017	6.463039	7.330373	95,739
01/01/2018 to 12/31/2018	7.330373	6.414696	82,332
01/01/2019 to 12/31/2019	6.414696	7.925059	70,522
01/01/2020 to 12/31/2020	7.925059	8.739970	63,402
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.066073	1.079604	1,186,149

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	1.079604	1.179894	1,036,204
01/01/2013 to 12/31/2013	1.179894	1.725532	873,727
01/01/2014 to 12/31/2014	1.725532	1.716586	565,518
01/01/2015 to 12/31/2015	1.716586	1.716021	499,008
01/01/2016 to 12/31/2016	1.716021	1.793596	449,136
01/01/2017 to 12/31/2017	1.793596	2.239558	360,178
01/01/2018 to 12/31/2018	2.239558	2.213304	219,026
01/01/2019 to 12/31/2019	2.213304	2.759740	217,397
01/01/2020 to 12/31/2020	2.759740	3.645907	188,440
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.543163	1.631780	3,346,744
01/01/2012 to 12/31/2012	1.631780	1.666462	3,058,276
01/01/2013 to 12/31/2013	1.666462	1.600891	2,700,428
01/01/2014 to 12/31/2014	1.600891	1.664284	2,237,252
01/01/2015 to 12/31/2015	1.664284	1.641794	2,462,105
01/01/2016 to 12/31/2016	1.641794	1.652791	2,238,266
01/01/2017 to 12/31/2017	1.652791	1.677351	2,116,931
01/01/2018 to 12/31/2018	1.677351	1.645613	1,891,233
01/01/2019 to 12/31/2019	1.645613	1.757146	1,615,404
01/01/2020 to 12/31/2020	1.757146	1.853252	1,572,089
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.731160	1.668966	1,678,304
01/01/2012 to 12/31/2012	1.668966	1.929857	1,677,645
01/01/2013 to 12/31/2013	1.929857	2.526538	1,348,176
01/01/2014 to 12/31/2014	2.526538	2.719895	1,070,036
01/01/2015 to 12/31/2015	2.719895	2.610467	899,073
01/01/2016 to 12/31/2016	2.610467	3.091034	852,161
01/01/2017 to 12/31/2017	3.091034	3.522806	695,245
01/01/2018 to 12/31/2018	3.522806	3.072250	600,292
01/01/2019 to 12/31/2019	3.072250	3.802207	515,394
01/01/2020 to 12/31/2020	3.802207	4.240255	455,129
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.273378	1.096323	1,661,376
01/01/2012 to 12/31/2012	1.096323	1.275209	1,630,826
01/01/2013 to 12/31/2013	1.275209	1.527339	1,544,524
01/01/2014 to 12/31/2014	1.527339	1.411000	1,381,856
01/01/2015 to 12/31/2015	1.411000	1.372888	1,235,178
01/01/2016 to 12/31/2016	1.372888	1.366658	1,123,526
01/01/2017 to 12/31/2017	1.366658	1.678493	993,903
01/01/2018 to 12/31/2018	1.678493	1.421289	778,053
01/01/2019 to 12/31/2019	1.421289	1.702719	713,791
01/01/2020 to 12/31/2020	1.702719	1.805274	646,015
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.794708	11.283503	513
01/01/2014 to 12/31/2014	11.283503	12.150990	4,675
01/01/2015 to 12/31/2015	12.150990	11.830942	46,531
01/01/2016 to 12/31/2016	11.830942	12.169198	59,123
01/01/2017 to 12/31/2017	12.169198	13.858847	55,421
01/01/2018 to 12/31/2018	13.858847	12.676879	24,122
01/01/2019 to 12/31/2019	12.676879	15.207041	21,588
01/01/2020 to 12/31/2020	15.207041	15.970433	18,396
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.792471	1.690978	1,291,001

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	1.690978	1.934019	1,368,958
01/01/2013 to 12/31/2013	1.934019	2.634011	1,180,877
01/01/2014 to 12/31/2014	2.634011	2.720224	961,121
01/01/2015 to 12/31/2015	2.720224	2.560639	825,314
01/01/2016 to 12/31/2016	2.560639	3.052823	731,445
01/01/2017 to 12/31/2017	3.052823	3.442016	731,695
01/01/2018 to 12/31/2018	3.442016	3.012880	546,722
01/01/2019 to 12/31/2019	3.012880	3.720918	459,983
01/01/2020 to 12/31/2020	3.720918	4.376783	398,880
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.817076	3.823762	986,818
01/01/2012 to 12/31/2012	3.823762	4.349860	1,160,179
01/01/2013 to 12/31/2013	4.349860	5.646260	868,202
01/01/2014 to 12/31/2014	5.646260	6.293924	679,092
01/01/2015 to 12/31/2015	6.293924	6.259976	627,130
01/01/2016 to 12/31/2016	6.259976	6.872151	567,697
01/01/2017 to 12/31/2017	6.872151	8.211650	471,917
01/01/2018 to 12/31/2018	8.211650	7.701813	395,655
01/01/2019 to 12/31/2019	7.701813	9.929016	373,770
01/01/2020 to 12/31/2020	9.929016	11.530111	345,170
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.443723	1.270518	3,253,628
01/01/2012 to 12/31/2012	1.270518	1.461343	3,089,538
01/01/2013 to 12/31/2013	1.461343	1.717674	2,622,796
01/01/2014 to 12/31/2014	1.717674	1.575294	1,985,185
01/01/2015 to 12/31/2015	1.575294	1.525076	1,755,246
01/01/2016 to 12/31/2016	1.525076	1.489964	1,444,923
01/01/2017 to 12/31/2017	1.489964	1.882051	1,269,409
01/01/2018 to 12/31/2018	1.882051	1.595205	1,101,938
01/01/2019 to 12/31/2019	1.595205	2.017412	821,271
01/01/2020 to 12/31/2020	2.017412	2.247107	755,469
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	4.391406	4.421767	1,004,292
01/01/2012 to 12/31/2012	4.421767	4.850589	926,715
01/01/2013 to 12/31/2013	4.850589	5.674749	798,548
01/01/2014 to 12/31/2014	5.674749	6.060846	634,173
01/01/2015 to 12/31/2015	6.060846	5.949727	508,301
01/01/2016 to 12/31/2016	5.949727	6.387330	478,006
01/01/2017 to 12/31/2017	6.387330	7.061688	444,910
01/01/2018 to 12/31/2018	7.061688	6.555151	416,765
01/01/2019 to 12/31/2019	6.555151	7.757421	360,367
01/01/2020 to 12/31/2020	7.757421	8.370888	295,131
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.099082	1.105497	1,904,754
01/01/2012 to 12/31/2012	1.105497	1.241701	1,746,248
01/01/2013 to 12/31/2013	1.241701	1.612342	1,383,932
01/01/2014 to 12/31/2014	1.612342	1.743305	1,122,913
01/01/2015 to 12/31/2015	1.743305	1.612052	978,509
01/01/2016 to 12/31/2016	1.612052	1.876375	837,675
01/01/2017 to 12/31/2017	1.876375	1.985404	814,101
01/01/2018 to 04/30/2018	1.985404	1.914418	0

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.108601	1.115921	274,016
01/01/2012 to 12/31/2012	1.115921	1.255262	328,863
01/01/2013 to 12/31/2013	1.255262	1.631688	298,835
01/01/2014 to 12/31/2014	1.631688	1.765641	231,662
01/01/2015 to 12/31/2015	1.765641	1.634645	213,294
01/01/2016 to 12/31/2016	1.634645	1.903368	204,640
01/01/2017 to 12/31/2017	1.903368	2.017014	192,927
01/01/2018 to 04/30/2018	2.017014	1.945748	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.182990	1.173446	2,435,890
01/01/2012 to 12/31/2012	1.173446	1.345189	2,110,890
01/01/2013 to 12/31/2013	1.345189	1.794991	2,755,538
01/01/2014 to 12/31/2014	1.794991	1.956008	2,298,308
01/01/2015 to 12/31/2015	1.956008	1.920823	2,087,979
01/01/2016 to 12/31/2016	1.920823	2.160025	1,890,217
01/01/2017 to 12/31/2017	2.160025	2.503345	1,771,430
01/01/2018 to 12/31/2018	2.503345	2.214441	2,208,573
01/01/2019 to 12/31/2019	2.214441	2.833964	1,762,450
01/01/2020 to 12/31/2020	2.833964	2.895204	1,617,662
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.563267	2.365143	275,076
01/01/2012 to 12/31/2012	2.365143	2.691538	248,480
01/01/2013 to 04/26/2013	2.691538	2.962792	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.886550	8.710985	51,095
01/01/2012 to 12/31/2012	8.710985	9.779654	44,391
01/01/2013 to 04/26/2013	9.779654	10.711030	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.196789	1.189102	627,557
01/01/2012 to 12/31/2012	1.189102	1.364015	684,724
01/01/2013 to 12/31/2013	1.364015	1.823446	887,517
01/01/2014 to 12/31/2014	1.823446	1.988203	670,441
01/01/2015 to 12/31/2015	1.988203	1.954281	527,476
01/01/2016 to 12/31/2016	1.954281	2.199682	583,406
01/01/2017 to 12/31/2017	2.199682	2.554014	554,518
01/01/2018 to 12/31/2018	2.554014	2.260258	571,944
01/01/2019 to 12/31/2019	2.260258	2.896136	526,818
01/01/2020 to 12/31/2020	2.896136	2.961275	511,895
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.603273	2.404287	77,657
01/01/2012 to 12/31/2012	2.404287	2.738883	79,067
01/01/2013 to 04/26/2013	2.738883	3.015979	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.484917	1.362275	479,065
01/01/2012 to 12/31/2012	1.362275	1.467179	378,732
01/01/2013 to 12/31/2013	1.467179	2.010373	386,757
01/01/2014 to 12/31/2014	2.010373	2.001527	312,227
01/01/2015 to 12/31/2015	2.001527	1.873629	319,865
01/01/2016 to 12/31/2016	1.873629	1.690424	313,537
01/01/2017 to 12/31/2017	1.690424	2.331164	295,365
01/01/2018 to 12/31/2018	2.331164	2.530634	320,918

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	2.530634	3.495115	274,253
01/01/2020 to 12/31/2020	3.495115	8.719257	192,848
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.625123	1.689980	1,196,198
01/01/2012 to 12/31/2012	1.689980	1.827971	1,022,703
01/01/2013 to 12/31/2013	1.827971	2.489697	1,389,982
01/01/2014 to 12/31/2014	2.489697	2.446482	1,113,371
01/01/2015 to 12/31/2015	2.446482	2.420426	937,800
01/01/2016 to 12/31/2016	2.420426	2.824395	824,096
01/01/2017 to 12/31/2017	2.824395	3.215016	706,904
01/01/2018 to 12/31/2018	3.215016	2.947137	605,747
01/01/2019 to 12/31/2019	2.947137	3.758886	445,020
01/01/2020 to 12/31/2020	3.758886	4.621889	373,525
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.551735	1.448747	1,102,811
01/01/2012 to 12/31/2012	1.448747	1.503253	1,046,973
01/01/2013 to 04/26/2013	1.503253	1.629681	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.660035	1.727133	869,223
01/01/2012 to 12/31/2012	1.727133	1.870684	915,272
01/01/2013 to 12/31/2013	1.870684	2.551268	1,033,654
01/01/2014 to 12/31/2014	2.551268	2.509743	874,496
01/01/2015 to 12/31/2015	2.509743	2.484202	739,614
01/01/2016 to 12/31/2016	2.484202	2.902384	672,749
01/01/2017 to 12/31/2017	2.902384	3.307420	550,840
01/01/2018 to 12/31/2018	3.307420	3.035068	478,048
01/01/2019 to 12/31/2019	3.035068	3.873421	432,939
01/01/2020 to 12/31/2020	3.873421	4.770464	411,321
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999801	1.035231	0
01/01/2015 to 12/31/2015	1.035231	0.964444	0
01/01/2016 to 12/31/2016	0.964444	1.056294	11,525
01/01/2017 to 12/31/2017	1.056294	1.172289	1,759
01/01/2018 to 12/31/2018	1.172289	1.067610	95,369
01/01/2019 to 12/31/2019	1.067610	1.283675	85,708
01/01/2020 to 12/31/2020	1.283675	1.415042	76,625
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.723308	15.033228	437,537
01/01/2012 to 12/31/2012	15.033228	16.168633	555,919
01/01/2013 to 12/31/2013	16.168633	14.457793	431,842
01/01/2014 to 12/31/2014	14.457793	14.661930	396,758
01/01/2015 to 12/31/2015	14.661930	14.001440	363,300
01/01/2016 to 12/31/2016	14.001440	14.487659	319,461
01/01/2017 to 12/31/2017	14.487659	14.774844	284,766
01/01/2018 to 12/31/2018	14.774844	14.210204	249,114
01/01/2019 to 12/31/2019	14.210204	15.163976	215,418
01/01/2020 to 12/31/2020	15.163976	16.670112	191,929
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.630165	1.657688	12,062,943
01/01/2012 to 12/31/2012	1.657688	1.785163	11,562,648
01/01/2013 to 12/31/2013	1.785163	1.725764	10,564,540
01/01/2014 to 12/31/2014	1.725764	1.772221	9,079,285
01/01/2015 to 12/31/2015	1.772221	1.746797	7,952,852

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	1.746797	1.766582	7,185,927
01/01/2017 to 12/31/2017	1.766582	1.819586	6,854,233
01/01/2018 to 12/31/2018	1.819586	1.789128	6,108,174
01/01/2019 to 12/31/2019	1.789128	1.912586	4,953,129
01/01/2020 to 12/31/2020	1.912586	2.045457	4,538,739
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215956	10.749431	3,438
01/01/2014 to 12/31/2014	10.749431	11.510177	5,060
01/01/2015 to 12/31/2015	11.510177	11.202523	4,997
01/01/2016 to 12/31/2016	11.202523	11.545387	8,851
01/01/2017 to 12/31/2017	11.545387	13.254045	4,068
01/01/2018 to 04/30/2018	13.254045	12.674332	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010737	1.067782	35,061
01/01/2013 to 12/31/2013	1.067782	1.158819	116,267
01/01/2014 to 12/31/2014	1.158819	1.230529	84,221
01/01/2015 to 12/31/2015	1.230529	1.202154	42,020
01/01/2016 to 12/31/2016	1.202154	1.251829	73,022
01/01/2017 to 12/31/2017	1.251829	1.410248	61,122
01/01/2018 to 12/31/2018	1.410248	1.258859	95,712
01/01/2019 to 12/31/2019	1.258859	1.507401	55,437
01/01/2020 to 12/31/2020	1.507401	1.516955	44,286
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.652090	11.606558	128,210
01/01/2012 to 12/31/2012	11.606558	12.907972	219,894
01/01/2013 to 12/31/2013	12.907972	14.367328	198,885
01/01/2014 to 12/31/2014	14.367328	14.983493	177,230
01/01/2015 to 12/31/2015	14.983493	14.477877	165,262
01/01/2016 to 12/31/2016	14.477877	15.094820	140,861
01/01/2017 to 12/31/2017	15.094820	17.237743	111,542
01/01/2018 to 12/31/2018	17.237743	15.880643	106,031
01/01/2019 to 12/31/2019	15.880643	18.721285	93,948
01/01/2020 to 12/31/2020	18.721285	20.264343	62,577
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.231351	10.834310	59,208
01/01/2012 to 12/31/2012	10.834310	12.282659	124,343
01/01/2013 to 12/31/2013	12.282659	14.293681	154,634
01/01/2014 to 12/31/2014	14.293681	14.845703	148,319
01/01/2015 to 12/31/2015	14.845703	14.293837	76,841
01/01/2016 to 12/31/2016	14.293837	15.057260	79,197
01/01/2017 to 12/31/2017	15.057260	17.755351	52,849
01/01/2018 to 12/31/2018	17.755351	15.967761	49,852
01/01/2019 to 12/31/2019	15.967761	19.270024	44,894
01/01/2020 to 12/31/2020	19.270024	21.033352	41,975
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.403035	1.364415	2,765,840
01/01/2012 to 12/31/2012	1.364415	1.595787	2,485,109
01/01/2013 to 12/31/2013	1.595787	2.182580	2,540,043
01/01/2014 to 12/31/2014	2.182580	2.341021	2,072,316
01/01/2015 to 12/31/2015	2.341021	2.549881	1,985,396
01/01/2016 to 12/31/2016	2.549881	2.551670	1,753,478
01/01/2017 to 12/31/2017	2.551670	3.356990	1,488,700

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	3.356990	3.270213	1,344,117
01/01/2019 to 12/31/2019	3.270213	4.209097	1,142,485
01/01/2020 to 12/31/2020	4.209097	5.668389	973,750
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.695833	0.617971	1,403,368
01/01/2012 to 12/31/2012	0.617971	0.682834	1,455,145
01/01/2013 to 04/26/2013	0.682834	0.713940	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.043038	1.011115	5,381,821
01/01/2012 to 12/31/2012	1.011115	1.132835	4,667,437
01/01/2013 to 12/31/2013	1.132835	1.524946	3,962,519
01/01/2014 to 12/31/2014	1.524946	1.694995	3,165,104
01/01/2015 to 12/31/2015	1.694995	1.782083	2,703,174
01/01/2016 to 12/31/2016	1.782083	1.865605	2,416,156
01/01/2017 to 12/31/2017	1.865605	2.293812	2,069,072
01/01/2018 to 12/31/2018	2.293812	2.211070	1,850,815
01/01/2019 to 12/31/2019	2.211070	2.856291	1,576,258
01/01/2020 to 12/31/2020	2.856291	3.488344	1,299,040
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.800713	1.800529	1,095,087
01/01/2012 to 12/31/2012	1.800529	2.056778	837,904
01/01/2013 to 12/31/2013	2.056778	2.922615	712,591
01/01/2014 to 12/31/2014	2.922615	3.071996	615,727
01/01/2015 to 12/31/2015	3.071996	3.102371	603,802
01/01/2016 to 12/31/2016	3.102371	3.408817	545,063
01/01/2017 to 12/31/2017	3.408817	4.117020	457,986
01/01/2018 to 12/31/2018	4.117020	3.782273	461,062
01/01/2019 to 12/31/2019	3.782273	4.951934	384,942
01/01/2020 to 12/31/2020	4.951934	6.053948	314,521
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.485500	2.286290	2,854,649
01/01/2012 to 04/27/2012	2.286290	2.527887	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.515541	2.585103	2,459,567
01/01/2013 to 12/31/2013	2.585103	3.320041	2,074,413
01/01/2014 to 12/31/2014	3.320041	3.587799	1,647,504
01/01/2015 to 12/31/2015	3.587799	3.218556	1,396,167
01/01/2016 to 12/31/2016	3.218556	3.664052	1,224,303
01/01/2017 to 12/31/2017	3.664052	3.953635	1,081,816
01/01/2018 to 12/31/2018	3.953635	3.501033	917,476
01/01/2019 to 12/31/2019	3.501033	4.450804	833,264
01/01/2020 to 12/31/2020	4.450804	4.721659	734,168
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.767139	10.929950	8,797
01/01/2013 to 12/31/2013	10.929950	10.285740	8,133
01/01/2014 to 12/31/2014	10.285740	10.903737	7,170
01/01/2015 to 12/31/2015	10.903737	10.792993	7,695
01/01/2016 to 12/31/2016	10.792993	10.777751	20,101
01/01/2017 to 12/31/2017	10.777751	10.899203	4,732
01/01/2018 to 12/31/2018	10.899203	10.734475	4,039
01/01/2019 to 12/31/2019	10.734475	11.372766	0

	American Forerunner - 1.45
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	11.372766	12.069105	5,458
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.528907	2.638041	2,546,692
01/01/2012 to 12/31/2012	2.638041	2.893486	2,320,716
01/01/2013 to 12/31/2013	2.893486	2.875415	2,108,584
01/01/2014 to 12/31/2014	2.875415	2.983916	1,730,441
01/01/2015 to 12/31/2015	2.983916	2.882123	1,569,252
01/01/2016 to 12/31/2016	2.882123	3.076467	2,724,967
01/01/2017 to 12/31/2017	3.076467	3.272837	2,490,185
01/01/2018 to 12/31/2018	3.272837	3.095669	2,087,152
01/01/2019 to 12/31/2019	3.095669	3.485409	1,864,160
01/01/2020 to 12/31/2020	3.485409	3.662270	1,748,326
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.302759	2.370888	3,150,311
01/01/2012 to 12/31/2012	2.370888	2.639108	2,964,688
01/01/2013 to 12/31/2013	2.639108	2.808661	2,891,605
01/01/2014 to 12/31/2014	2.808661	2.901907	2,475,651
01/01/2015 to 12/31/2015	2.901907	2.797941	2,255,087
01/01/2016 to 04/29/2016	2.797941	2.882506	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.568197	2.681314	945,695
01/01/2012 to 12/31/2012	2.681314	2.941057	993,779
01/01/2013 to 12/31/2013	2.941057	2.925824	927,237
01/01/2014 to 12/31/2014	2.925824	3.039389	739,284
01/01/2015 to 12/31/2015	3.039389	2.938854	584,663
01/01/2016 to 12/31/2016	2.938854	3.142036	953,366
01/01/2017 to 12/31/2017	3.142036	3.344226	851,537
01/01/2018 to 12/31/2018	3.344226	3.166768	709,797
01/01/2019 to 12/31/2019	3.166768	3.567425	623,921
01/01/2020 to 12/31/2020	3.567425	3.754080	613,706
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.723725	1.788438	2,912,344
01/01/2012 to 12/31/2012	1.788438	1.816276	2,427,030
01/01/2013 to 12/31/2013	1.816276	1.773924	2,082,848
01/01/2014 to 12/31/2014	1.773924	1.792973	1,938,319
01/01/2015 to 12/31/2015	1.792973	1.772587	1,698,523
01/01/2016 to 12/31/2016	1.772587	1.764913	1,484,652
01/01/2017 to 12/31/2017	1.764913	1.768729	1,401,667
01/01/2018 to 12/31/2018	1.768729	1.755289	1,184,726
01/01/2019 to 12/31/2019	1.755289	1.830016	1,243,993
01/01/2020 to 12/31/2020	1.830016	1.892192	1,165,006
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.750240	1.816228	691,457
01/01/2012 to 12/31/2012	1.816228	1.846283	693,644
01/01/2013 to 12/31/2013	1.846283	1.806067	602,466
01/01/2014 to 12/31/2014	1.806067	1.825705	505,071
01/01/2015 to 12/31/2015	1.825705	1.806584	375,096
01/01/2016 to 12/31/2016	1.806584	1.801917	330,232
01/01/2017 to 12/31/2017	1.801917	1.807476	307,874
01/01/2018 to 12/31/2018	1.807476	1.795631	268,532
01/01/2019 to 12/31/2019	1.795631	1.873835	236,770
01/01/2020 to 12/31/2020	1.873835	1.939297	231,665

	American Forerunner - 1.7
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	15.854671	16.539557	330,248
01/01/2012 to 12/31/2012	16.539557	17.133025	304,912
01/01/2013 to 12/31/2013	17.133025	16.480660	249,876
01/01/2014 to 12/31/2014	16.480660	17.058063	210,130
01/01/2015 to 12/31/2015	17.058063	16.816511	185,337
01/01/2016 to 12/31/2016	16.816511	17.019824	162,160
01/01/2017 to 12/31/2017	17.019824	17.346969	153,777
01/01/2018 to 12/31/2018	17.346969	16.931404	131,232
01/01/2019 to 12/31/2019	16.931404	18.203744	113,714
01/01/2020 to 12/31/2020	18.203744	19.638181	98,509
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	2.993410	2.379595	4,043,726
01/01/2012 to 12/31/2012	2.379595	2.764521	3,646,012
01/01/2013 to 12/31/2013	2.764521	3.486545	3,060,124
01/01/2014 to 12/31/2014	3.486545	3.500529	2,478,026
01/01/2015 to 12/31/2015	3.500529	3.450658	2,041,624
01/01/2016 to 12/31/2016	3.450658	3.463679	1,793,323
01/01/2017 to 12/31/2017	3.463679	4.287297	1,529,559
01/01/2018 to 12/31/2018	4.287297	3.770059	1,295,723
01/01/2019 to 12/31/2019	3.770059	4.874746	1,151,221
01/01/2020 to 12/31/2020	4.874746	6.216800	995,933
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	14.480758	13.628239	1,781,611
01/01/2012 to 12/31/2012	13.628239	15.794318	1,557,315
01/01/2013 to 12/31/2013	15.794318	20.202503	1,321,840
01/01/2014 to 12/31/2014	20.202503	21.552019	1,025,923
01/01/2015 to 12/31/2015	21.552019	22.641869	867,988
01/01/2016 to 12/31/2016	22.641869	24.372246	731,887
01/01/2017 to 12/31/2017	24.372246	30.742217	635,592
01/01/2018 to 12/31/2018	30.742217	30.146365	522,773
01/01/2019 to 12/31/2019	30.146365	38.759088	457,610
01/01/2020 to 12/31/2020	38.759088	57.949691	375,488
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	9.649393	9.313454	1,668,699
01/01/2012 to 12/31/2012	9.313454	10.756310	1,455,001
01/01/2013 to 12/31/2013	10.756310	14.117741	1,271,620
01/01/2014 to 12/31/2014	14.117741	15.355828	1,036,895
01/01/2015 to 12/31/2015	15.355828	15.316589	919,548
01/01/2016 to 12/31/2016	15.316589	16.793333	839,071
01/01/2017 to 12/31/2017	16.793333	20.206728	783,898
01/01/2018 to 12/31/2018	20.206728	19.509256	643,208
01/01/2019 to 12/31/2019	19.509256	24.193586	543,484
01/01/2020 to 12/31/2020	24.193586	27.006442	433,952

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.219284	10.568199	0
01/01/2013 to 12/31/2013	10.568199	11.582847	4,297

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	11.582847	12.261112	4,061
01/01/2015 to 12/31/2015	12.261112	12.160685	29,817
01/01/2016 to 12/31/2016	12.160685	12.422836	31,552
01/01/2017 to 12/31/2017	12.422836	13.918914	29,601
01/01/2018 to 12/31/2018	13.918914	12.767777	464
01/01/2019 to 12/31/2019	12.767777	14.865920	9,155
01/01/2020 to 12/31/2020	14.865920	15.550851	6,444
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.889880	9.545193	46,167
01/01/2012 to 12/31/2012	9.545193	10.685140	45,398
01/01/2013 to 12/31/2013	10.685140	12.489271	40,093
01/01/2014 to 12/31/2014	12.489271	13.060633	38,523
01/01/2015 to 12/31/2015	13.060633	12.788193	36,906
01/01/2016 to 12/31/2016	12.788193	13.595256	35,355
01/01/2017 to 12/31/2017	13.595256	15.666705	33,681
01/01/2018 to 12/31/2018	15.666705	14.781656	31,639
01/01/2019 to 12/31/2019	14.781656	17.422357	23,637
01/01/2020 to 12/31/2020	17.422357	19.854333	20,558
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.407014	8.837455	226,329
01/01/2012 to 12/31/2012	8.837455	10.122028	230,112
01/01/2013 to 12/31/2013	10.122028	12.487463	148,324
01/01/2014 to 12/31/2014	12.487463	13.100436	284,114
01/01/2015 to 12/31/2015	13.100436	12.820674	267,404
01/01/2016 to 12/31/2016	12.820674	13.775033	240,878
01/01/2017 to 12/31/2017	13.775033	16.483735	229,814
01/01/2018 to 12/31/2018	16.483735	15.315622	216,285
01/01/2019 to 12/31/2019	15.315622	18.672416	202,908
01/01/2020 to 12/31/2020	18.672416	21.528552	69,878
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.135248	10.013751	46,959
01/01/2012 to 12/31/2012	10.013751	10.944060	13,083
01/01/2013 to 12/31/2013	10.944060	12.251046	11,154
01/01/2014 to 12/31/2014	12.251046	12.816991	11,088
01/01/2015 to 12/31/2015	12.816991	12.547047	10,367
01/01/2016 to 12/31/2016	12.547047	13.240317	10,734
01/01/2017 to 12/31/2017	13.240317	14.749515	10,673
01/01/2018 to 12/31/2018	14.749515	14.046671	10,609
01/01/2019 to 12/31/2019	14.046671	16.089301	3,979
01/01/2020 to 12/31/2020	16.089301	17.926087	3,949
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.153421	11.560958	0
01/01/2013 to 12/31/2013	11.560958	11.013615	5,303
01/01/2014 to 12/31/2014	11.013615	11.294663	34,099
01/01/2015 to 12/31/2015	11.294663	10.071399	4,555
01/01/2016 to 12/31/2016	10.071399	10.821342	13,211
01/01/2017 to 12/31/2017	10.821342	11.717341	12,848
01/01/2018 to 12/31/2018	11.717341	10.820061	12,186
01/01/2019 to 12/31/2019	10.820061	12.794764	11,675
01/01/2020 to 12/31/2020	12.794764	12.997994	9,247
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.356210	1.068138	161,164
01/01/2012 to 12/31/2012	1.068138	1.257196	169,192

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	1.257196	1.427386	171,040
01/01/2014 to 12/31/2014	1.427386	1.360483	142,270
01/01/2015 to 12/31/2015	1.360483	1.312456	144,821
01/01/2016 to 12/31/2016	1.312456	1.359577	125,665
01/01/2017 to 12/31/2017	1.359577	1.808506	88,289
01/01/2018 to 12/31/2018	1.808506	1.476657	80,146
01/01/2019 to 12/31/2019	1.476657	1.928008	78,408
01/01/2020 to 12/31/2020	1.928008	2.400380	41,743
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.381296	1.089972	169,795
01/01/2012 to 12/31/2012	1.089972	1.283187	130,825
01/01/2013 to 12/31/2013	1.283187	1.458907	126,500
01/01/2014 to 12/31/2014	1.458907	1.392694	117,974
01/01/2015 to 12/31/2015	1.392694	1.343848	94,076
01/01/2016 to 12/31/2016	1.343848	1.394620	88,331
01/01/2017 to 12/31/2017	1.394620	1.855512	83,255
01/01/2018 to 12/31/2018	1.855512	1.516800	79,553
01/01/2019 to 12/31/2019	1.516800	1.982802	71,314
01/01/2020 to 12/31/2020	1.982802	2.470663	68,782
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.286401	5.541742	235,563
01/01/2012 to 12/31/2012	5.541742	5.862192	188,100
01/01/2013 to 12/31/2013	5.862192	5.722441	194,613
01/01/2014 to 12/31/2014	5.722441	6.027157	163,272
01/01/2015 to 12/31/2015	6.027157	5.963616	96,464
01/01/2016 to 12/31/2016	5.963616	6.049216	125,309
01/01/2017 to 12/31/2017	6.049216	6.194926	109,898
01/01/2018 to 12/31/2018	6.194926	6.070747	111,500
01/01/2019 to 12/31/2019	6.070747	6.558233	104,754
01/01/2020 to 12/31/2020	6.558233	7.005864	108,916
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.168587	2.838554	193,065
01/01/2012 to 12/31/2012	2.838554	3.192773	184,016
01/01/2013 to 12/31/2013	3.192773	4.215795	154,616
01/01/2014 to 12/31/2014	4.215795	4.516195	115,853
01/01/2015 to 12/31/2015	4.516195	4.721105	109,173
01/01/2016 to 12/31/2016	4.721105	4.648563	109,217
01/01/2017 to 12/31/2017	4.648563	6.123045	79,928
01/01/2018 to 12/31/2018	6.123045	6.168840	67,632
01/01/2019 to 12/31/2019	6.168840	8.061037	35,553
01/01/2020 to 12/31/2020	8.061037	11.152975	30,441
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.211929	2.880288	57,384
01/01/2012 to 12/31/2012	2.880288	3.242620	37,568
01/01/2013 to 12/31/2013	3.242620	4.286163	30,020
01/01/2014 to 12/31/2014	4.286163	4.596156	26,429
01/01/2015 to 12/31/2015	4.596156	4.809018	23,308
01/01/2016 to 12/31/2016	4.809018	4.739436	18,120
01/01/2017 to 12/31/2017	4.739436	6.250315	17,778
01/01/2018 to 12/31/2018	6.250315	6.302334	15,508
01/01/2019 to 12/31/2019	6.302334	8.244464	14,534
01/01/2020 to 12/31/2020	8.244464	11.416909	13,723
BlackRock Global Tactical Strategies Sub-Account (Class B)

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
04/30/2012 to 12/31/2012	9.974236	10.297225	0
01/01/2013 to 12/31/2013	10.297225	11.200807	5,030
01/01/2014 to 12/31/2014	11.200807	11.698501	4,741
01/01/2015 to 12/31/2015	11.698501	11.523323	4,128
01/01/2016 to 12/31/2016	11.523323	11.866670	3,749
01/01/2017 to 12/31/2017	11.866670	13.259498	3,411
01/01/2018 to 12/31/2018	13.259498	12.134888	3,097
01/01/2019 to 12/31/2019	12.134888	14.434282	2,798
01/01/2020 to 12/31/2020	14.434282	14.846629	388
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.328471	2.296186	266,186
01/01/2012 to 12/31/2012	2.296186	2.264089	521,975
01/01/2013 to 12/31/2013	2.264089	2.232612	1,014,357
01/01/2014 to 12/31/2014	2.232612	2.201572	175,680
01/01/2015 to 12/31/2015	2.201572	2.170964	167,639
01/01/2016 to 12/31/2016	2.170964	2.143182	120,043
01/01/2017 to 12/31/2017	2.143182	2.126879	124,059
01/01/2018 to 12/31/2018	2.126879	2.129632	103,771
01/01/2019 to 12/31/2019	2.129632	2.139465	102,133
01/01/2020 to 12/31/2020	2.139465	2.113694	81,997
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	11.248397	12.197241	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	12.160754	10.414730	2,993
01/01/2012 to 12/31/2012	10.414730	11.988490	1,666
01/01/2013 to 12/31/2013	11.988490	15.310139	1,664
01/01/2014 to 12/31/2014	15.310139	15.865534	1,662
01/01/2015 to 12/31/2015	15.865534	15.330779	1,660
01/01/2016 to 12/31/2016	15.330779	16.474950	1,658
01/01/2017 to 12/31/2017	16.474950	19.972591	1,656
01/01/2018 to 12/31/2018	19.972591	17.711217	1,655
01/01/2019 to 12/31/2019	17.711217	22.264648	1,653
01/01/2020 to 12/31/2020	22.264648	26.106454	1,652
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.305328	12.529284	157,575
01/01/2012 to 12/31/2012	12.529284	13.488260	147,462
01/01/2013 to 12/31/2013	13.488260	13.870825	42,881
01/01/2014 to 12/31/2014	13.870825	14.289647	32,965
01/01/2015 to 12/31/2015	14.289647	14.008475	15,969
01/01/2016 to 12/31/2016	14.008475	14.439497	14,981
01/01/2017 to 12/31/2017	14.439497	15.226408	5,378
01/01/2018 to 12/31/2018	15.226408	14.621553	3,114
01/01/2019 to 12/31/2019	14.621553	16.110456	0
01/01/2020 to 12/31/2020	16.110456	17.397737	0
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.162022	12.119093	124,371
01/01/2012 to 12/31/2012	12.119093	13.319397	127,578
01/01/2013 to 12/31/2013	13.319397	14.569140	177,946
01/01/2014 to 12/31/2014	14.569140	15.074351	124,365
01/01/2015 to 12/31/2015	15.074351	14.705231	91,586
01/01/2016 to 12/31/2016	14.705231	15.383571	87,836
01/01/2017 to 12/31/2017	15.383571	16.784744	73,613
01/01/2018 to 12/31/2018	16.784744	15.821747	69,955

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	15.821747	18.035033	67,344
01/01/2020 to 12/31/2020	18.035033	19.746600	77,228
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.951194	11.624061	470,336
01/01/2012 to 12/31/2012	11.624061	12.979301	464,530
01/01/2013 to 12/31/2013	12.979301	15.100670	466,118
01/01/2014 to 12/31/2014	15.100670	15.642785	482,373
01/01/2015 to 12/31/2015	15.642785	15.229745	468,770
01/01/2016 to 12/31/2016	15.229745	16.085085	460,323
01/01/2017 to 12/31/2017	16.085085	18.198777	420,286
01/01/2018 to 12/31/2018	18.198777	16.845346	390,666
01/01/2019 to 12/31/2019	16.845346	19.837614	383,743
01/01/2020 to 12/31/2020	19.837614	22.270375	370,805
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.675478	9.373272	72,619
01/01/2012 to 12/31/2012	9.373272	10.732527	72,949
01/01/2013 to 04/26/2013	10.732527	11.554139	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.629011	13.255895	71,117
01/01/2014 to 04/25/2014	13.255895	13.202335	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.659519	11.064055	592,318
01/01/2012 to 12/31/2012	11.064055	12.588059	573,553
01/01/2013 to 12/31/2013	12.588059	15.430882	561,688
01/01/2014 to 12/31/2014	15.430882	16.011763	544,060
01/01/2015 to 12/31/2015	16.011763	15.521347	510,144
01/01/2016 to 12/31/2016	15.521347	16.551548	494,910
01/01/2017 to 12/31/2017	16.551548	19.449626	430,059
01/01/2018 to 12/31/2018	19.449626	17.622008	374,303
01/01/2019 to 12/31/2019	17.622008	21.500241	356,621
01/01/2020 to 12/31/2020	21.500241	24.718796	323,316
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	10.001185	10.465180	0
01/01/2013 to 12/31/2013	10.465180	11.801777	7,496
01/01/2014 to 12/31/2014	11.801777	12.760543	33,785
01/01/2015 to 12/31/2015	12.760543	12.068797	6,490
01/01/2016 to 12/31/2016	12.068797	12.896529	33,713
01/01/2017 to 12/31/2017	12.896529	15.049220	31,470
01/01/2018 to 12/31/2018	15.049220	13.746360	2,892
01/01/2019 to 12/31/2019	13.746360	16.749635	8,388
01/01/2020 to 12/31/2020	16.749635	18.584215	5,355
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.999679	3.150051	21,890
01/01/2012 to 12/31/2012	3.150051	3.465761	20,890
01/01/2013 to 12/31/2013	3.465761	4.665324	22,285
01/01/2014 to 12/31/2014	4.665324	4.677473	19,561
01/01/2015 to 12/31/2015	4.677473	4.166652	19,570
01/01/2016 to 12/31/2016	4.166652	5.039440	18,084
01/01/2017 to 12/31/2017	5.039440	5.592724	16,001
01/01/2018 to 12/31/2018	5.592724	4.774616	15,602
01/01/2019 to 12/31/2019	4.774616	5.811797	15,372
01/01/2020 to 12/31/2020	5.811797	6.073519	13,994
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	3.078135	3.235704	293,714
01/01/2012 to 12/31/2012	3.235704	3.563587	255,540
01/01/2013 to 12/31/2013	3.563587	4.801946	223,268
01/01/2014 to 12/31/2014	4.801946	4.819224	165,485
01/01/2015 to 12/31/2015	4.819224	4.297131	164,159
01/01/2016 to 12/31/2016	4.297131	5.202572	118,232
01/01/2017 to 12/31/2017	5.202572	5.779660	86,220
01/01/2018 to 12/31/2018	5.779660	4.939093	78,731
01/01/2019 to 12/31/2019	4.939093	6.017991	74,705
01/01/2020 to 12/31/2020	6.017991	6.295358	73,189
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.988083	9.767007	0
01/01/2012 to 12/31/2012	9.767007	10.054067	0
01/01/2013 to 12/31/2013	10.054067	10.029369	2,851
01/01/2014 to 12/31/2014	10.029369	9.994549	26,519
01/01/2015 to 12/31/2015	9.994549	9.794250	27,275
01/01/2016 to 12/31/2016	9.794250	9.960714	27,273
01/01/2017 to 12/31/2017	9.960714	9.953412	4,004
01/01/2018 to 12/31/2018	9.953412	9.857125	4,004
01/01/2019 to 12/31/2019	9.857125	10.170703	4,004
01/01/2020 to 12/31/2020	10.170703	10.241873	4,004
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	40.268226	41.134728	284
01/01/2012 to 12/31/2012	41.134728	45.470996	286
01/01/2013 to 12/31/2013	45.470996	53.930762	278
01/01/2014 to 12/31/2014	53.930762	58.648207	267
01/01/2015 to 12/31/2015	58.648207	59.159926	184
01/01/2016 to 12/31/2016	59.159926	62.270051	177
01/01/2017 to 12/31/2017	62.270051	70.527066	185
01/01/2018 to 12/31/2018	70.527066	66.754345	97
01/01/2019 to 12/31/2019	66.754345	80.779950	98
01/01/2020 to 12/31/2020	80.779950	93.550331	104
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.299497	3.114817	240,571
01/01/2012 to 12/31/2012	3.114817	3.458800	214,074
01/01/2013 to 12/31/2013	3.458800	4.548493	207,601
01/01/2014 to 12/31/2014	4.548493	4.949642	159,449
01/01/2015 to 12/31/2015	4.949642	4.985360	152,345
01/01/2016 to 12/31/2016	4.985360	5.262902	133,103
01/01/2017 to 12/31/2017	5.262902	6.166129	86,036
01/01/2018 to 12/31/2018	6.166129	6.058472	78,474
01/01/2019 to 12/31/2019	6.058472	7.805015	37,487
01/01/2020 to 12/31/2020	7.805015	8.540634	22,648
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.349848	3.165318	303,391
01/01/2012 to 12/31/2012	3.165318	3.517514	274,586
01/01/2013 to 12/31/2013	3.517514	4.631595	235,255
01/01/2014 to 12/31/2014	4.631595	5.044319	205,956
01/01/2015 to 12/31/2015	5.044319	5.086933	173,454
01/01/2016 to 12/31/2016	5.086933	5.374985	118,631
01/01/2017 to 12/31/2017	5.374985	6.303304	113,615
01/01/2018 to 12/31/2018	6.303304	6.199700	99,545
01/01/2019 to 12/31/2019	6.199700	7.994726	87,646

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	7.994726	8.756769	72,181
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	6.347068	6.274983	16,619
01/01/2012 to 12/31/2012	6.274983	7.017202	16,863
01/01/2013 to 12/31/2013	7.017202	9.291904	18,008
01/01/2014 to 12/31/2014	9.291904	10.400162	12,866
01/01/2015 to 12/31/2015	10.400162	10.716461	16,335
01/01/2016 to 12/31/2016	10.716461	11.442204	15,412
01/01/2017 to 12/31/2017	11.442204	13.759133	11,068
01/01/2018 to 12/31/2018	13.759133	12.708952	9,890
01/01/2019 to 12/31/2019	12.708952	16.518303	4,655
01/01/2020 to 12/31/2020	16.518303	19.892526	4,345
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	14.261852	13.278301	42,084
01/01/2012 to 12/31/2012	13.278301	16.495575	39,133
01/01/2013 to 12/31/2013	16.495575	16.842986	39,092
01/01/2014 to 12/31/2014	16.842986	18.812389	32,895
01/01/2015 to 12/31/2015	18.812389	18.290851	28,266
01/01/2016 to 12/31/2016	18.290851	18.194191	24,790
01/01/2017 to 12/31/2017	18.194191	19.869840	17,997
01/01/2018 to 12/31/2018	19.869840	17.898178	17,522
01/01/2019 to 12/31/2019	17.898178	22.028241	14,535
01/01/2020 to 12/31/2020	22.028241	20.631366	14,228
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	44.905265	42.845450	1,768
01/01/2012 to 12/31/2012	42.845450	46.763970	1,642
01/01/2013 to 12/31/2013	46.763970	61.070696	1,598
01/01/2014 to 12/31/2014	61.070696	66.771339	823
01/01/2015 to 12/31/2015	66.771339	67.557744	744
01/01/2016 to 12/31/2016	67.557744	70.054495	730
01/01/2017 to 12/31/2017	70.054495	86.309397	639
01/01/2018 to 12/31/2018	86.309397	80.080811	575
01/01/2019 to 12/31/2019	80.080811	104.899296	489
01/01/2020 to 12/31/2020	104.899296	135.901360	452
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.994891	1.686769	334,882
01/01/2012 to 12/31/2012	1.686769	2.149737	284,850
01/01/2013 to 12/31/2013	2.149737	2.766194	260,949
01/01/2014 to 12/31/2014	2.766194	2.569801	188,764
01/01/2015 to 12/31/2015	2.569801	2.419483	191,777
01/01/2016 to 12/31/2016	2.419483	2.580954	145,962
01/01/2017 to 12/31/2017	2.580954	3.319625	74,437
01/01/2018 to 12/31/2018	3.319625	2.488530	70,671
01/01/2019 to 12/31/2019	2.488530	3.055608	61,781
01/01/2020 to 12/31/2020	3.055608	3.167236	71,705
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.012971	1.704750	133,361
01/01/2012 to 12/31/2012	1.704750	2.172977	129,910
01/01/2013 to 12/31/2013	2.172977	2.799488	122,155
01/01/2014 to 12/31/2014	2.799488	2.604165	118,128
01/01/2015 to 12/31/2015	2.604165	2.453583	77,720
01/01/2016 to 12/31/2016	2.453583	2.620530	75,585
01/01/2017 to 12/31/2017	2.620530	3.373006	68,357

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	3.373006	2.532096	64,626
01/01/2019 to 12/31/2019	2.532096	3.111121	63,229
01/01/2020 to 12/31/2020	3.111121	3.228608	57,078
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010713	1.047990	0
01/01/2013 to 12/31/2013	1.047990	1.052652	38,110
01/01/2014 to 12/31/2014	1.052652	1.095947	38,184
01/01/2015 to 12/31/2015	1.095947	1.035267	34,857
01/01/2016 to 12/31/2016	1.035267	1.140487	35,275
01/01/2017 to 12/31/2017	1.140487	1.237145	34,620
01/01/2018 to 12/31/2018	1.237145	1.141355	34,316
01/01/2019 to 12/31/2019	1.141355	1.297460	0
01/01/2020 to 12/31/2020	1.297460	1.409056	0
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.683400	16.875548	5,802
01/01/2012 to 12/31/2012	16.875548	20.163307	4,183
01/01/2013 to 12/31/2013	20.163307	25.273996	4,266
01/01/2014 to 12/31/2014	25.273996	25.456537	3,766
01/01/2015 to 12/31/2015	25.456537	26.090558	3,720
01/01/2016 to 12/31/2016	26.090558	25.787264	6,617
01/01/2017 to 12/31/2017	25.787264	34.771331	6,968
01/01/2018 to 12/31/2018	34.771331	29.778567	5,754
01/01/2019 to 12/31/2019	29.778567	38.634092	4,349
01/01/2020 to 12/31/2020	38.634092	48.603855	4,039
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.120547	8.373692	0
01/01/2012 to 12/31/2012	8.373692	10.090892	0
01/01/2013 to 04/26/2013	10.090892	10.727673	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.590371	1.551351	284,205
01/01/2012 to 12/31/2012	1.551351	1.808548	273,186
01/01/2013 to 12/31/2013	1.808548	2.499917	243,356
01/01/2014 to 12/31/2014	2.499917	2.660178	204,189
01/01/2015 to 12/31/2015	2.660178	2.578345	194,295
01/01/2016 to 12/31/2016	2.578345	2.833226	136,361
01/01/2017 to 12/31/2017	2.833226	3.501714	128,451
01/01/2018 to 12/31/2018	3.501714	3.140365	116,547
01/01/2019 to 12/31/2019	3.140365	3.852585	43,972
01/01/2020 to 12/31/2020	3.852585	5.955322	26,430
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.513011	0.507015	249,342
01/01/2012 to 12/31/2012	0.507015	0.577706	1,080,020
01/01/2013 to 12/31/2013	0.577706	0.778930	946,173
01/01/2014 to 12/31/2014	0.778930	0.835258	737,217
01/01/2015 to 12/31/2015	0.835258	0.910455	674,585
01/01/2016 to 12/31/2016	0.910455	0.896632	702,315
01/01/2017 to 12/31/2017	0.896632	1.211257	486,689
01/01/2018 to 12/31/2018	1.211257	1.195685	418,600
01/01/2019 to 12/31/2019	1.195685	1.562200	280,868
01/01/2020 to 12/31/2020	1.562200	2.408881	199,413
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.409877	8.178700	58,024
01/01/2012 to 04/27/2012	8.178700	9.201007	0

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.516742	0.511137	111,755
01/01/2012 to 12/31/2012	0.511137	0.582514	150,089
01/01/2013 to 12/31/2013	0.582514	0.786396	128,765
01/01/2014 to 12/31/2014	0.786396	0.844147	110,714
01/01/2015 to 12/31/2015	0.844147	0.921186	104,120
01/01/2016 to 12/31/2016	0.921186	0.908258	263,135
01/01/2017 to 12/31/2017	0.908258	1.228156	246,358
01/01/2018 to 12/31/2018	1.228156	1.213681	198,645
01/01/2019 to 12/31/2019	1.213681	1.586553	182,935
01/01/2020 to 12/31/2020	1.586553	2.449921	181,408
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012767	1.050036	0
01/01/2013 to 12/31/2013	1.050036	1.149200	824
01/01/2014 to 12/31/2014	1.149200	1.212274	805
01/01/2015 to 12/31/2015	1.212274	1.206111	267,781
01/01/2016 to 12/31/2016	1.206111	1.223869	224,002
01/01/2017 to 12/31/2017	1.223869	1.407936	197,915
01/01/2018 to 12/31/2018	1.407936	1.288470	0
01/01/2019 to 12/31/2019	1.288470	1.485446	704
01/01/2020 to 12/31/2020	1.485446	1.643822	685
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996850	1.040408	0
01/01/2015 to 12/31/2015	1.040408	1.015852	0
01/01/2016 to 12/31/2016	1.015852	1.021713	0
01/01/2017 to 12/31/2017	1.021713	1.163597	0
01/01/2018 to 04/30/2018	1.163597	1.134746	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.761982	0.775812	133,760
01/01/2012 to 12/31/2012	0.775812	0.906551	83,102
01/01/2013 to 12/31/2013	0.906551	1.301608	144,193
01/01/2014 to 12/31/2014	1.301608	1.526006	650,551
01/01/2015 to 12/31/2015	1.526006	1.444050	611,006
01/01/2016 to 12/31/2016	1.444050	1.462144	589,179
01/01/2017 to 12/31/2017	1.462144	1.707296	404,631
01/01/2018 to 12/31/2018	1.707296	1.564608	380,125
01/01/2019 to 12/31/2019	1.564608	1.906495	194,317
01/01/2020 to 12/31/2020	1.906495	2.485815	169,703
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	155.491489	141.764919	5,236
01/01/2012 to 12/31/2012	141.764919	171.257403	4,826
01/01/2013 to 12/31/2013	171.257403	217.489397	4,450
01/01/2014 to 04/25/2014	217.489397	226.473177	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	5.995979	6.375584	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.644445	0.584579	133,164
01/01/2012 to 12/31/2012	0.584579	0.683432	96,866
01/01/2013 to 12/31/2013	0.683432	0.982927	75,838
01/01/2014 to 12/31/2014	0.982927	1.152888	151,036
01/01/2015 to 12/31/2015	1.152888	1.091538	147,758
01/01/2016 to 12/31/2016	1.091538	1.106895	126,347
01/01/2017 to 12/31/2017	1.106895	1.293957	121,605

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	1.293957	1.187306	109,498
01/01/2019 to 12/31/2019	1.187306	1.447759	99,113
01/01/2020 to 12/31/2020	1.447759	1.888676	88,479
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.606095	0.644519	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	13.021257	14.310803	7,735
01/01/2014 to 12/31/2014	14.310803	14.601130	7,202
01/01/2015 to 12/31/2015	14.601130	14.574906	7,162
01/01/2016 to 12/31/2016	14.574906	15.058864	13,606
01/01/2017 to 12/31/2017	15.058864	18.261017	13,552
01/01/2018 to 12/31/2018	18.261017	17.035627	12,621
01/01/2019 to 12/31/2019	17.035627	21.422694	11,989
01/01/2020 to 12/31/2020	21.422694	24.248001	11,439
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.100437	11.180051	4,803
01/01/2012 to 12/31/2012	11.180051	12.401036	10,795
01/01/2013 to 04/26/2013	12.401036	12.944649	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.573674	3.536031	13,223
01/01/2012 to 12/31/2012	3.536031	3.984108	11,661
01/01/2013 to 12/31/2013	3.984108	5.527155	9,599
01/01/2014 to 12/31/2014	5.527155	5.641176	8,685
01/01/2015 to 12/31/2015	5.641176	5.465833	8,695
01/01/2016 to 12/31/2016	5.465833	6.412432	6,444
01/01/2017 to 12/31/2017	6.412432	7.269390	6,038
01/01/2018 to 12/31/2018	7.269390	6.358081	6,355
01/01/2019 to 12/31/2019	6.358081	7.851360	6,618
01/01/2020 to 12/31/2020	7.851360	8.654359	6,099
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.621319	3.586809	77,381
01/01/2012 to 12/31/2012	3.586809	4.045263	71,610
01/01/2013 to 12/31/2013	4.045263	5.617654	57,680
01/01/2014 to 12/31/2014	5.617654	5.739030	56,522
01/01/2015 to 12/31/2015	5.739030	5.566394	55,162
01/01/2016 to 12/31/2016	5.566394	6.536831	51,697
01/01/2017 to 12/31/2017	6.536831	7.417765	50,300
01/01/2018 to 12/31/2018	7.417765	6.494439	46,614
01/01/2019 to 12/31/2019	6.494439	8.027590	35,408
01/01/2020 to 12/31/2020	8.027590	8.857485	35,142
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.071261	1.085398	122,989
01/01/2012 to 12/31/2012	1.085398	1.186824	116,225
01/01/2013 to 12/31/2013	1.186824	1.736533	73,585
01/01/2014 to 12/31/2014	1.736533	1.728395	68,223
01/01/2015 to 12/31/2015	1.728395	1.728690	56,854
01/01/2016 to 12/31/2016	1.728690	1.807742	58,804
01/01/2017 to 12/31/2017	1.807742	2.258346	55,047
01/01/2018 to 12/31/2018	2.258346	2.232995	37,405
01/01/2019 to 12/31/2019	2.232995	2.785686	37,111
01/01/2020 to 12/31/2020	2.785686	3.682028	32,726
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	1.552413	1.642381	557,095
01/01/2012 to 12/31/2012	1.642381	1.678131	470,481
01/01/2013 to 12/31/2013	1.678131	1.612908	539,008
01/01/2014 to 12/31/2014	1.612908	1.677615	415,744
01/01/2015 to 12/31/2015	1.677615	1.655773	393,862
01/01/2016 to 12/31/2016	1.655773	1.667696	344,570
01/01/2017 to 12/31/2017	1.667696	1.693323	294,661
01/01/2018 to 12/31/2018	1.693323	1.662118	285,837
01/01/2019 to 12/31/2019	1.662118	1.775657	210,081
01/01/2020 to 12/31/2020	1.775657	1.873715	201,494
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.740262	1.678579	323,753
01/01/2012 to 12/31/2012	1.678579	1.941948	286,152
01/01/2013 to 12/31/2013	1.941948	2.543640	246,418
01/01/2014 to 12/31/2014	2.543640	2.739675	218,205
01/01/2015 to 12/31/2015	2.739675	2.630766	211,745
01/01/2016 to 12/31/2016	2.630766	3.116627	189,128
01/01/2017 to 12/31/2017	3.116627	3.553745	148,040
01/01/2018 to 12/31/2018	3.553745	3.100792	133,432
01/01/2019 to 12/31/2019	3.100792	3.839450	119,564
01/01/2020 to 12/31/2020	3.839450	4.283936	116,295
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.281054	1.103483	577,852
01/01/2012 to 12/31/2012	1.103483	1.284182	579,417
01/01/2013 to 12/31/2013	1.284182	1.538855	523,292
01/01/2014 to 12/31/2014	1.538855	1.422351	441,234
01/01/2015 to 12/31/2015	1.422351	1.384625	397,831
01/01/2016 to 12/31/2016	1.384625	1.379031	345,451
01/01/2017 to 12/31/2017	1.379031	1.694533	274,604
01/01/2018 to 12/31/2018	1.694533	1.435594	237,763
01/01/2019 to 12/31/2019	1.435594	1.720716	183,235
01/01/2020 to 12/31/2020	1.720716	1.825271	147,059
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.797339	11.290057	0
01/01/2014 to 12/31/2014	11.290057	12.164129	251
01/01/2015 to 12/31/2015	12.164129	11.849659	32,277
01/01/2016 to 12/31/2016	11.849659	12.194546	21,714
01/01/2017 to 12/31/2017	12.194546	13.894638	20,295
01/01/2018 to 12/31/2018	13.894638	12.716012	0
01/01/2019 to 12/31/2019	12.716012	15.261613	246
01/01/2020 to 12/31/2020	15.261613	16.035781	235
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.803450	1.702186	269,948
01/01/2012 to 12/31/2012	1.702186	1.947816	232,246
01/01/2013 to 12/31/2013	1.947816	2.654127	200,970
01/01/2014 to 12/31/2014	2.654127	2.742369	160,645
01/01/2015 to 12/31/2015	2.742369	2.582776	139,969
01/01/2016 to 12/31/2016	2.582776	3.080756	107,512
01/01/2017 to 12/31/2017	3.080756	3.475241	97,260
01/01/2018 to 12/31/2018	3.475241	3.043494	76,919
01/01/2019 to 12/31/2019	3.043494	3.760607	70,193
01/01/2020 to 12/31/2020	3.760607	4.425684	45,064
MetLife Stock Index Sub-Account

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	3.856696	3.865380	136,317
01/01/2012 to 12/31/2012	3.865380	4.399414	111,413
01/01/2013 to 12/31/2013	4.399414	5.713437	107,514
01/01/2014 to 12/31/2014	5.713437	6.371992	94,474
01/01/2015 to 12/31/2015	6.371992	6.340793	94,361
01/01/2016 to 12/31/2016	6.340793	6.964352	95,365
01/01/2017 to 12/31/2017	6.964352	8.325970	93,274
01/01/2018 to 12/31/2018	8.325970	7.812965	88,313
01/01/2019 to 12/31/2019	7.812965	10.077347	78,574
01/01/2020 to 12/31/2020	10.077347	11.708229	73,745
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.467584	1.292162	836,108
01/01/2012 to 12/31/2012	1.292162	1.486985	822,581
01/01/2013 to 12/31/2013	1.486985	1.748688	745,301
01/01/2014 to 12/31/2014	1.748688	1.604540	665,156
01/01/2015 to 12/31/2015	1.604540	1.554166	664,151
01/01/2016 to 12/31/2016	1.554166	1.519144	612,780
01/01/2017 to 12/31/2017	1.519144	1.919866	468,198
01/01/2018 to 12/31/2018	1.919866	1.628076	460,353
01/01/2019 to 12/31/2019	1.628076	2.060013	316,872
01/01/2020 to 12/31/2020	2.060013	2.295709	323,950
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	4.443721	4.476676	147,326
01/01/2012 to 12/31/2012	4.476676	4.913293	136,278
01/01/2013 to 12/31/2013	4.913293	5.750981	126,333
01/01/2014 to 12/31/2014	5.750981	6.145336	104,990
01/01/2015 to 12/31/2015	6.145336	6.035685	93,823
01/01/2016 to 12/31/2016	6.035685	6.482851	80,099
01/01/2017 to 12/31/2017	6.482851	7.170867	50,686
01/01/2018 to 12/31/2018	7.170867	6.659848	42,518
01/01/2019 to 12/31/2019	6.659848	7.885262	39,423
01/01/2020 to 12/31/2020	7.885262	8.513106	35,129
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.103860	1.110858	323,235
01/01/2012 to 12/31/2012	1.110858	1.248349	271,763
01/01/2013 to 12/31/2013	1.248349	1.621784	207,893
01/01/2014 to 12/31/2014	1.621784	1.754392	117,486
01/01/2015 to 12/31/2015	1.754392	1.623116	116,898
01/01/2016 to 12/31/2016	1.623116	1.890197	110,422
01/01/2017 to 12/31/2017	1.890197	2.001028	84,586
01/01/2018 to 04/30/2018	2.001028	1.929797	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.113438	1.121348	156,783
01/01/2012 to 12/31/2012	1.121348	1.262001	163,660
01/01/2013 to 12/31/2013	1.262001	1.641269	153,535
01/01/2014 to 12/31/2014	1.641269	1.776897	107,136
01/01/2015 to 12/31/2015	1.776897	1.645888	53,653
01/01/2016 to 12/31/2016	1.645888	1.917419	58,373
01/01/2017 to 12/31/2017	1.917419	2.032916	48,807
01/01/2018 to 04/30/2018	2.032916	1.961409	0
MFS ® Value Sub-Account (Class B)

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	1.190201	1.181188	298,724
01/01/2012 to 12/31/2012	1.181188	1.354744	226,265
01/01/2013 to 12/31/2013	1.354744	1.808644	373,170
01/01/2014 to 12/31/2014	1.808644	1.971872	279,293
01/01/2015 to 12/31/2015	1.971872	1.937370	261,095
01/01/2016 to 12/31/2016	1.937370	2.179722	228,153
01/01/2017 to 12/31/2017	2.179722	2.527432	128,754
01/01/2018 to 12/31/2018	2.527432	2.236874	173,077
01/01/2019 to 12/31/2019	2.236874	2.864105	148,401
01/01/2020 to 12/31/2020	2.864105	2.927464	124,985
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.586034	2.387343	74,437
01/01/2012 to 12/31/2012	2.387343	2.718167	66,957
01/01/2013 to 04/26/2013	2.718167	2.992580	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.898507	8.727061	770
01/01/2012 to 12/31/2012	8.727061	9.802627	3,790
01/01/2013 to 04/26/2013	9.802627	10.737897	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.204086	1.196949	263,905
01/01/2012 to 12/31/2012	1.196949	1.373707	251,581
01/01/2013 to 12/31/2013	1.373707	1.837320	294,772
01/01/2014 to 12/31/2014	1.837320	2.004333	259,565
01/01/2015 to 12/31/2015	2.004333	1.971121	249,031
01/01/2016 to 12/31/2016	1.971121	2.219746	318,779
01/01/2017 to 12/31/2017	2.219746	2.578594	293,730
01/01/2018 to 12/31/2018	2.578594	2.283160	321,229
01/01/2019 to 12/31/2019	2.283160	2.926944	305,963
01/01/2020 to 12/31/2020	2.926944	2.994277	291,499
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.626417	2.426874	28,419
01/01/2012 to 12/31/2012	2.426874	2.766003	26,642
01/01/2013 to 04/26/2013	2.766003	3.046327	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.495265	1.372453	211,397
01/01/2012 to 12/31/2012	1.372453	1.478884	172,081
01/01/2013 to 12/31/2013	1.478884	2.027424	119,173
01/01/2014 to 12/31/2014	2.027424	2.019513	94,248
01/01/2015 to 12/31/2015	2.019513	1.891411	48,476
01/01/2016 to 12/31/2016	1.891411	1.707321	38,148
01/01/2017 to 12/31/2017	1.707321	2.355640	60,242
01/01/2018 to 12/31/2018	2.355640	2.558491	50,714
01/01/2019 to 12/31/2019	2.558491	3.535355	15,695
01/01/2020 to 12/31/2020	3.535355	8.824057	11,149
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.633676	1.699723	100,538
01/01/2012 to 12/31/2012	1.699723	1.839433	91,208
01/01/2013 to 12/31/2013	1.839433	2.506561	162,953
01/01/2014 to 12/31/2014	2.506561	2.464286	129,721
01/01/2015 to 12/31/2015	2.464286	2.439260	117,386
01/01/2016 to 12/31/2016	2.439260	2.847796	100,122
01/01/2017 to 12/31/2017	2.847796	3.243269	71,129
01/01/2018 to 12/31/2018	3.243269	2.974533	58,211

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	2.974533	3.795724	30,745
01/01/2020 to 12/31/2020	3.795724	4.669525	16,719
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.558930	1.456192	252,228
01/01/2012 to 12/31/2012	1.456192	1.511738	241,772
01/01/2013 to 04/26/2013	1.511738	1.639140	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.647415	1.714859	383,276
01/01/2012 to 12/31/2012	1.714859	1.858323	322,772
01/01/2013 to 12/31/2013	1.858323	2.535677	330,769
01/01/2014 to 12/31/2014	2.535677	2.495654	259,854
01/01/2015 to 12/31/2015	2.495654	2.471493	243,884
01/01/2016 to 12/31/2016	2.471493	2.888979	170,622
01/01/2017 to 12/31/2017	2.888979	3.293785	136,272
01/01/2018 to 12/31/2018	3.293785	3.024077	124,423
01/01/2019 to 12/31/2019	3.024077	3.861324	109,668
01/01/2020 to 12/31/2020	3.861324	4.757950	85,015
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999808	1.035588	0
01/01/2015 to 12/31/2015	1.035588	0.965260	0
01/01/2016 to 12/31/2016	0.965260	1.057716	253,111
01/01/2017 to 12/31/2017	1.057716	1.174452	223,123
01/01/2018 to 12/31/2018	1.174452	1.070119	0
01/01/2019 to 12/31/2019	1.070119	1.287334	0
01/01/2020 to 12/31/2020	1.287334	1.419787	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.776064	15.098543	68,804
01/01/2012 to 12/31/2012	15.098543	16.247045	72,886
01/01/2013 to 12/31/2013	16.247045	14.535178	70,092
01/01/2014 to 12/31/2014	14.535178	14.747781	52,440
01/01/2015 to 12/31/2015	14.747781	14.090471	48,021
01/01/2016 to 12/31/2016	14.090471	14.587074	44,860
01/01/2017 to 12/31/2017	14.587074	14.883649	41,668
01/01/2018 to 12/31/2018	14.883649	14.322052	39,988
01/01/2019 to 12/31/2019	14.322052	15.290974	28,214
01/01/2020 to 12/31/2020	15.290974	16.818151	29,151
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.638245	1.666735	1,671,919
01/01/2012 to 12/31/2012	1.666735	1.795808	1,601,552
01/01/2013 to 12/31/2013	1.795808	1.736924	1,566,433
01/01/2014 to 12/31/2014	1.736924	1.784573	1,189,367
01/01/2015 to 12/31/2015	1.784573	1.759852	925,458
01/01/2016 to 12/31/2016	1.759852	1.780674	866,300
01/01/2017 to 12/31/2017	1.780674	1.835016	809,065
01/01/2018 to 12/31/2018	1.835016	1.805207	829,668
01/01/2019 to 12/31/2019	1.805207	1.930739	698,973
01/01/2020 to 12/31/2020	1.930739	2.065908	671,068
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216095	10.753200	0
01/01/2014 to 12/31/2014	10.753200	11.519972	0
01/01/2015 to 12/31/2015	11.519972	11.217665	0
01/01/2016 to 12/31/2016	11.217665	11.566774	0

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	11.566774	13.285217	0
01/01/2018 to 04/30/2018	13.285217	12.706213	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010746	1.068149	0
01/01/2013 to 12/31/2013	1.068149	1.159797	810
01/01/2014 to 12/31/2014	1.159797	1.232184	791
01/01/2015 to 12/31/2015	1.232184	1.204372	773
01/01/2016 to 12/31/2016	1.204372	1.254766	752
01/01/2017 to 12/31/2017	1.254766	1.414262	732
01/01/2018 to 12/31/2018	1.414262	1.263077	713
01/01/2019 to 12/31/2019	1.263077	1.513208	692
01/01/2020 to 12/31/2020	1.513208	1.523563	673
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.682751	11.642906	30,199
01/01/2012 to 12/31/2012	11.642906	12.954905	61,448
01/01/2013 to 12/31/2013	12.954905	14.426778	57,943
01/01/2014 to 12/31/2014	14.426778	15.053018	55,887
01/01/2015 to 12/31/2015	15.053018	14.552333	53,467
01/01/2016 to 12/31/2016	14.552333	15.180036	25,004
01/01/2017 to 12/31/2017	15.180036	17.343698	18,883
01/01/2018 to 12/31/2018	17.343698	15.986297	17,878
01/01/2019 to 12/31/2019	15.986297	18.855262	17,145
01/01/2020 to 12/31/2020	18.855262	20.419598	15,180
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.260907	10.868245	117,849
01/01/2012 to 12/31/2012	10.868245	12.327324	111,853
01/01/2013 to 12/31/2013	12.327324	14.352831	47,951
01/01/2014 to 12/31/2014	14.352831	14.914593	47,379
01/01/2015 to 12/31/2015	14.914593	14.367352	38,124
01/01/2016 to 12/31/2016	14.367352	15.142268	37,469
01/01/2017 to 12/31/2017	15.142268	17.864493	37,641
01/01/2018 to 12/31/2018	17.864493	16.074000	36,684
01/01/2019 to 12/31/2019	16.074000	19.407935	3,159
01/01/2020 to 12/31/2020	19.407935	21.194507	747
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.411587	1.373417	343,978
01/01/2012 to 12/31/2012	1.373417	1.607123	311,314
01/01/2013 to 12/31/2013	1.607123	2.199183	394,836
01/01/2014 to 12/31/2014	2.199183	2.360009	309,779
01/01/2015 to 12/31/2015	2.360009	2.571849	277,193
01/01/2016 to 12/31/2016	2.571849	2.574940	304,113
01/01/2017 to 12/31/2017	2.574940	3.389293	278,478
01/01/2018 to 12/31/2018	3.389293	3.303343	240,761
01/01/2019 to 12/31/2019	3.303343	4.253864	166,195
01/01/2020 to 12/31/2020	4.253864	5.731548	136,682
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.692156	0.615013	381,803
01/01/2012 to 12/31/2012	0.615013	0.679906	333,611
01/01/2013 to 04/26/2013	0.679906	0.710992	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.048134	1.016562	698,242
01/01/2012 to 12/31/2012	1.016562	1.139510	693,858
01/01/2013 to 12/31/2013	1.139510	1.534698	592,958

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	1.534698	1.706688	471,926
01/01/2015 to 12/31/2015	1.706688	1.795275	429,444
01/01/2016 to 12/31/2016	1.795275	1.880354	390,367
01/01/2017 to 12/31/2017	1.880354	2.313099	286,214
01/01/2018 to 12/31/2018	2.313099	2.230783	252,252
01/01/2019 to 12/31/2019	2.230783	2.883198	204,379
01/01/2020 to 12/31/2020	2.883198	3.522971	192,632
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.813222	1.813941	136,887
01/01/2012 to 12/31/2012	1.813941	2.073141	122,185
01/01/2013 to 12/31/2013	2.073141	2.947338	101,443
01/01/2014 to 12/31/2014	2.947338	3.099532	84,379
01/01/2015 to 12/31/2015	3.099532	3.131745	72,619
01/01/2016 to 12/31/2016	3.131745	3.442813	82,633
01/01/2017 to 12/31/2017	3.442813	4.160152	59,509
01/01/2018 to 12/31/2018	4.160152	3.823822	53,612
01/01/2019 to 12/31/2019	3.823822	5.008836	51,271
01/01/2020 to 12/31/2020	5.008836	6.126583	47,282
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.500682	2.301404	379,484
01/01/2012 to 04/27/2012	2.301404	2.545012	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.532593	2.603500	329,020
01/01/2013 to 12/31/2013	2.603500	3.345340	296,995
01/01/2014 to 12/31/2014	3.345340	3.616947	208,219
01/01/2015 to 12/31/2015	3.616947	3.246328	199,370
01/01/2016 to 12/31/2016	3.246328	3.697517	165,900
01/01/2017 to 12/31/2017	3.697517	3.991734	129,109
01/01/2018 to 12/31/2018	3.991734	3.536549	120,612
01/01/2019 to 12/31/2019	3.536549	4.498203	94,487
01/01/2020 to 12/31/2020	4.498203	4.774336	100,464
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.772567	10.939129	0
01/01/2013 to 12/31/2013	10.939129	10.299529	0
01/01/2014 to 12/31/2014	10.299529	10.923814	0
01/01/2015 to 12/31/2015	10.923814	10.818275	0
01/01/2016 to 12/31/2016	10.818275	10.808400	739
01/01/2017 to 12/31/2017	10.808400	10.935649	0
01/01/2018 to 12/31/2018	10.935649	10.775788	0
01/01/2019 to 12/31/2019	10.775788	11.422244	0
01/01/2020 to 12/31/2020	11.422244	12.127691	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.549444	2.660790	58,178
01/01/2012 to 12/31/2012	2.660790	2.919905	92,213
01/01/2013 to 12/31/2013	2.919905	2.903120	85,746
01/01/2014 to 12/31/2014	2.903120	3.014173	58,440
01/01/2015 to 12/31/2015	3.014173	2.912805	55,461
01/01/2016 to 12/31/2016	2.912805	3.110772	146,447
01/01/2017 to 12/31/2017	3.110772	3.310982	96,407
01/01/2018 to 12/31/2018	3.310982	3.133324	85,306
01/01/2019 to 12/31/2019	3.133324	3.529569	53,567

	American Forerunner - 1.40
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	3.529569	3.710531	44,759
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.298879	2.368074	471,409
01/01/2012 to 12/31/2012	2.368074	2.637300	428,680
01/01/2013 to 12/31/2013	2.637300	2.808141	407,263
01/01/2014 to 12/31/2014	2.808141	2.902821	353,487
01/01/2015 to 12/31/2015	2.902821	2.800222	298,086
01/01/2016 to 04/29/2016	2.800222	2.885331	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.589056	2.704440	439,094
01/01/2012 to 12/31/2012	2.704440	2.967914	400,682
01/01/2013 to 12/31/2013	2.967914	2.954019	401,954
01/01/2014 to 12/31/2014	2.954019	3.070213	362,472
01/01/2015 to 12/31/2015	3.070213	2.970144	198,009
01/01/2016 to 12/31/2016	2.970144	3.177077	234,508
01/01/2017 to 12/31/2017	3.177077	3.383208	180,092
01/01/2018 to 12/31/2018	3.383208	3.205293	173,308
01/01/2019 to 12/31/2019	3.205293	3.612630	173,393
01/01/2020 to 12/31/2020	3.612630	3.803556	160,623
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.737724	1.803862	190,966
01/01/2012 to 12/31/2012	1.803862	1.832861	179,916
01/01/2013 to 12/31/2013	1.832861	1.791018	183,403
01/01/2014 to 12/31/2014	1.791018	1.811156	126,284
01/01/2015 to 12/31/2015	1.811156	1.791459	99,380
01/01/2016 to 12/31/2016	1.791459	1.784595	79,960
01/01/2017 to 12/31/2017	1.784595	1.789346	55,657
01/01/2018 to 12/31/2018	1.789346	1.776642	50,353
01/01/2019 to 12/31/2019	1.776642	1.853205	26,538
01/01/2020 to 12/31/2020	1.853205	1.917129	24,187
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.764453	1.831890	363,720
01/01/2012 to 12/31/2012	1.831890	1.863141	356,587
01/01/2013 to 12/31/2013	1.863141	1.823469	356,751
01/01/2014 to 12/31/2014	1.823469	1.844218	264,737
01/01/2015 to 12/31/2015	1.844218	1.825816	249,571
01/01/2016 to 12/31/2016	1.825816	1.822010	187,925
01/01/2017 to 12/31/2017	1.822010	1.828543	124,551
01/01/2018 to 12/31/2018	1.828543	1.817474	169,178
01/01/2019 to 12/31/2019	1.817474	1.897577	109,986
01/01/2020 to 12/31/2020	1.897577	1.964854	108,005

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	15.963477	16.661368	17,660
01/01/2012 to 12/31/2012	16.661368	17.267883	15,386
01/01/2013 to 12/31/2013	17.267883	16.618692	11,465
01/01/2014 to 12/31/2014	16.618692	17.209533	14,317
01/01/2015 to 12/31/2015	17.209533	16.974322	6,067

	American Forerunner - 1.65
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	16.974322	17.188135	5,911
01/01/2017 to 12/31/2017	17.188135	17.527252	2,185
01/01/2018 to 12/31/2018	17.527252	17.115972	2,150
01/01/2019 to 12/31/2019	17.115972	18.411382	1,672
01/01/2020 to 12/31/2020	18.411382	19.872139	18,602
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	3.012537	2.395996	453,730
01/01/2012 to 12/31/2012	2.395996	2.784974	415,933
01/01/2013 to 12/31/2013	2.784974	3.514095	370,621
01/01/2014 to 12/31/2014	3.514095	3.529955	296,327
01/01/2015 to 12/31/2015	3.529955	3.481407	254,245
01/01/2016 to 12/31/2016	3.481407	3.496291	200,284
01/01/2017 to 12/31/2017	3.496291	4.329821	175,755
01/01/2018 to 12/31/2018	4.329821	3.809369	157,400
01/01/2019 to 12/31/2019	3.809369	4.928038	94,176
01/01/2020 to 12/31/2020	4.928038	6.287913	131,143
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	14.676015	13.818895	207,154
01/01/2012 to 12/31/2012	13.818895	16.023326	184,987
01/01/2013 to 12/31/2013	16.023326	20.505671	162,175
01/01/2014 to 12/31/2014	20.505671	21.886379	120,114
01/01/2015 to 12/31/2015	21.886379	23.004637	103,592
01/01/2016 to 12/31/2016	23.004637	24.775119	87,200
01/01/2017 to 12/31/2017	24.775119	31.265957	65,740
01/01/2018 to 12/31/2018	31.265957	30.675379	55,633
01/01/2019 to 12/31/2019	30.675379	39.458959	45,939
01/01/2020 to 12/31/2020	39.458959	59.025629	36,217
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	9.779339	9.443587	237,124
01/01/2012 to 12/31/2012	9.443587	10.912086	208,535
01/01/2013 to 12/31/2013	10.912086	14.329356	181,206
01/01/2014 to 12/31/2014	14.329356	15.593795	143,544
01/01/2015 to 12/31/2015	15.593795	15.561728	125,591
01/01/2016 to 12/31/2016	15.561728	17.070638	99,857
01/01/2017 to 12/31/2017	17.070638	20.550634	87,330
01/01/2018 to 12/31/2018	20.550634	19.851274	82,330
01/01/2019 to 12/31/2019	19.851274	24.630035	53,755
01/01/2020 to 12/31/2020	24.630035	27.507422	107,492

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.224438	10.577077	4,801
01/01/2013 to 12/31/2013	10.577077	11.598375	12,856
01/01/2014 to 12/31/2014	11.598375	12.283690	15,975
01/01/2015 to 12/31/2015	12.283690	12.189171	16,706
01/01/2016 to 12/31/2016	12.189171	12.458163	15,956
01/01/2017 to 12/31/2017	12.458163	13.965456	15,651
01/01/2018 to 12/31/2018	13.965456	12.816916	13,495
01/01/2019 to 12/31/2019	12.816916	14.930596	13,060

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	14.930596	15.626340	12,726
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.903184	9.562804	496,966
01/01/2012 to 12/31/2012	9.562804	10.710235	498,423
01/01/2013 to 12/31/2013	10.710235	12.524862	500,826
01/01/2014 to 12/31/2014	12.524862	13.104403	521,660
01/01/2015 to 12/31/2015	13.104403	12.837470	487,661
01/01/2016 to 12/31/2016	12.837470	13.654468	495,856
01/01/2017 to 12/31/2017	13.654468	15.742783	459,159
01/01/2018 to 12/31/2018	15.742783	14.860910	443,121
01/01/2019 to 12/31/2019	14.860910	17.524528	430,994
01/01/2020 to 12/31/2020	17.524528	19.980780	418,853
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.419671	8.853764	1,238,979
01/01/2012 to 12/31/2012	8.853764	10.145805	1,243,266
01/01/2013 to 12/31/2013	10.145805	12.523053	1,314,404
01/01/2014 to 12/31/2014	12.523053	13.144344	1,227,675
01/01/2015 to 12/31/2015	13.144344	12.870081	1,193,298
01/01/2016 to 12/31/2016	12.870081	13.835032	1,148,138
01/01/2017 to 12/31/2017	13.835032	16.563785	1,124,065
01/01/2018 to 12/31/2018	16.563785	15.397743	1,075,162
01/01/2019 to 12/31/2019	15.397743	18.781924	927,520
01/01/2020 to 12/31/2020	18.781924	21.665669	823,149
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.148880	10.032222	281,059
01/01/2012 to 12/31/2012	10.032222	10.969760	266,632
01/01/2013 to 12/31/2013	10.969760	12.285955	236,779
01/01/2014 to 12/31/2014	12.285955	12.859942	241,381
01/01/2015 to 12/31/2015	12.859942	12.595391	174,663
01/01/2016 to 12/31/2016	12.595391	13.297979	165,982
01/01/2017 to 12/31/2017	13.297979	14.821136	157,246
01/01/2018 to 12/31/2018	14.821136	14.121980	212,567
01/01/2019 to 12/31/2019	14.121980	16.183649	167,120
01/01/2020 to 12/31/2020	16.183649	18.040248	106,376
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.159194	11.570824	76,537
01/01/2013 to 12/31/2013	11.570824	11.028529	74,354
01/01/2014 to 12/31/2014	11.028529	11.315616	78,421
01/01/2015 to 12/31/2015	11.315616	10.095134	54,217
01/01/2016 to 12/31/2016	10.095134	10.852268	50,375
01/01/2017 to 12/31/2017	10.852268	11.756687	42,917
01/01/2018 to 12/31/2018	11.756687	10.861857	38,822
01/01/2019 to 12/31/2019	10.861857	12.850610	33,557
01/01/2020 to 12/31/2020	12.850610	13.061275	31,444
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.369626	1.079244	1,424,312
01/01/2012 to 12/31/2012	1.079244	1.270906	1,360,987
01/01/2013 to 12/31/2013	1.270906	1.443673	1,290,791
01/01/2014 to 12/31/2014	1.443673	1.376695	1,192,722
01/01/2015 to 12/31/2015	1.376695	1.328760	1,096,596
01/01/2016 to 12/31/2016	1.328760	1.377155	981,850
01/01/2017 to 12/31/2017	1.377155	1.832801	817,078
01/01/2018 to 12/31/2018	1.832801	1.497248	652,328

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	1.497248	1.955870	588,166
01/01/2020 to 12/31/2020	1.955870	2.436289	525,414
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.394973	1.101315	1,741,977
01/01/2012 to 12/31/2012	1.101315	1.297192	1,927,147
01/01/2013 to 12/31/2013	1.297192	1.475566	1,722,932
01/01/2014 to 12/31/2014	1.475566	1.409303	1,535,356
01/01/2015 to 12/31/2015	1.409303	1.360555	1,332,404
01/01/2016 to 12/31/2016	1.360555	1.412664	1,246,850
01/01/2017 to 12/31/2017	1.412664	1.880456	1,017,943
01/01/2018 to 12/31/2018	1.880456	1.537965	981,257
01/01/2019 to 12/31/2019	1.537965	2.011474	877,291
01/01/2020 to 12/31/2020	2.011474	2.507646	769,944
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.359238	5.620899	2,231,951
01/01/2012 to 12/31/2012	5.620899	5.948915	2,063,117
01/01/2013 to 12/31/2013	5.948915	5.810002	1,952,772
01/01/2014 to 12/31/2014	5.810002	6.122440	1,863,385
01/01/2015 to 12/31/2015	6.122440	6.060925	1,721,391
01/01/2016 to 12/31/2016	6.060925	6.150996	1,673,973
01/01/2017 to 12/31/2017	6.150996	6.302300	1,661,397
01/01/2018 to 12/31/2018	6.302300	6.179074	1,492,326
01/01/2019 to 12/31/2019	6.179074	6.678597	1,278,818
01/01/2020 to 12/31/2020	6.678597	7.138021	1,090,721
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.194324	2.863039	425,331
01/01/2012 to 12/31/2012	2.863039	3.221933	356,473
01/01/2013 to 12/31/2013	3.221933	4.256425	310,879
01/01/2014 to 12/31/2014	4.256425	4.562001	265,914
01/01/2015 to 12/31/2015	4.562001	4.771375	239,689
01/01/2016 to 12/31/2016	4.771375	4.700410	196,345
01/01/2017 to 12/31/2017	4.700410	6.194423	160,418
01/01/2018 to 12/31/2018	6.194423	6.243891	140,677
01/01/2019 to 12/31/2019	6.243891	8.163190	110,720
01/01/2020 to 12/31/2020	8.163190	11.299971	95,665
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.238003	2.905120	1,053,299
01/01/2012 to 12/31/2012	2.905120	3.272218	876,012
01/01/2013 to 12/31/2013	3.272218	4.327450	696,987
01/01/2014 to 12/31/2014	4.327450	4.642750	557,594
01/01/2015 to 12/31/2015	4.642750	4.860200	496,324
01/01/2016 to 12/31/2016	4.860200	4.792273	434,263
01/01/2017 to 12/31/2017	4.792273	6.323145	371,269
01/01/2018 to 12/31/2018	6.323145	6.378978	302,913
01/01/2019 to 12/31/2019	6.378978	8.348900	257,387
01/01/2020 to 12/31/2020	8.348900	11.567325	219,279
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.979267	10.305877	26,649
01/01/2013 to 12/31/2013	10.305877	11.215823	43,932
01/01/2014 to 12/31/2014	11.215823	11.720044	75,096
01/01/2015 to 12/31/2015	11.720044	11.550320	35,761
01/01/2016 to 12/31/2016	11.550320	11.900419	50,037
01/01/2017 to 12/31/2017	11.900419	13.303839	46,918

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2018 to 12/31/2018	13.303839	12.181594	30,299
01/01/2019 to 12/31/2019	12.181594	14.497083	28,941
01/01/2020 to 12/31/2020	14.497083	14.918703	27,610
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.360561	2.328993	2,587,647
01/01/2012 to 12/31/2012	2.328993	2.297592	2,255,160
01/01/2013 to 12/31/2013	2.297592	2.266782	1,985,206
01/01/2014 to 12/31/2014	2.266782	2.236385	1,868,518
01/01/2015 to 12/31/2015	2.236385	2.206396	1,451,901
01/01/2016 to 12/31/2016	2.206396	2.179250	1,350,999
01/01/2017 to 12/31/2017	2.179250	2.163752	1,224,065
01/01/2018 to 12/31/2018	2.163752	2.167642	1,207,112
01/01/2019 to 12/31/2019	2.167642	2.178740	1,170,859
01/01/2020 to 12/31/2020	2.178740	2.153575	1,136,425
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	11.280381	12.233916	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	12.197370	10.449559	69,775
01/01/2012 to 12/31/2012	10.449559	12.034629	76,578
01/01/2013 to 12/31/2013	12.034629	15.376744	59,724
01/01/2014 to 12/31/2014	15.376744	15.942526	41,971
01/01/2015 to 12/31/2015	15.942526	15.412885	44,456
01/01/2016 to 12/31/2016	15.412885	16.571466	27,890
01/01/2017 to 12/31/2017	16.571466	20.099611	26,602
01/01/2018 to 12/31/2018	20.099611	17.832828	27,748
01/01/2019 to 12/31/2019	17.832828	22.428733	24,443
01/01/2020 to 12/31/2020	22.428733	26.312039	21,677
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.340301	12.571162	302,342
01/01/2012 to 12/31/2012	12.571162	13.540148	286,863
01/01/2013 to 12/31/2013	13.540148	13.931148	214,968
01/01/2014 to 12/31/2014	13.931148	14.358970	170,961
01/01/2015 to 12/31/2015	14.358970	14.083476	203,397
01/01/2016 to 12/31/2016	14.083476	14.524065	185,006
01/01/2017 to 12/31/2017	14.524065	15.323222	165,630
01/01/2018 to 12/31/2018	15.323222	14.721924	127,015
01/01/2019 to 12/31/2019	14.721924	16.229159	153,818
01/01/2020 to 12/31/2020	16.229159	17.534712	110,188
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.196592	12.159605	631,638
01/01/2012 to 12/31/2012	12.159605	13.370640	592,874
01/01/2013 to 12/31/2013	13.370640	14.632504	526,934
01/01/2014 to 12/31/2014	14.632504	15.147485	466,116
01/01/2015 to 12/31/2015	15.147485	14.783967	411,376
01/01/2016 to 12/31/2016	14.783967	15.473673	409,307
01/01/2017 to 12/31/2017	15.473673	16.891471	339,098
01/01/2018 to 12/31/2018	16.891471	15.930362	299,261
01/01/2019 to 12/31/2019	15.930362	18.167922	272,180
01/01/2020 to 12/31/2020	18.167922	19.902075	260,910
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.985168	11.662922	1,957,475
01/01/2012 to 12/31/2012	11.662922	13.029240	1,942,524
01/01/2013 to 12/31/2013	13.029240	15.166351	1,876,398

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	15.166351	15.718682	1,691,620
01/01/2015 to 12/31/2015	15.718682	15.311295	1,577,051
01/01/2016 to 12/31/2016	15.311295	16.179302	1,428,473
01/01/2017 to 12/31/2017	16.179302	18.314501	1,198,596
01/01/2018 to 12/31/2018	18.314501	16.960993	1,024,730
01/01/2019 to 12/31/2019	16.960993	19.983793	794,419
01/01/2020 to 12/31/2020	19.983793	22.445729	724,199
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.688494	9.390567	57,236
01/01/2012 to 12/31/2012	9.390567	10.757735	55,975
01/01/2013 to 04/26/2013	10.757735	11.583117	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.658225	13.293671	60,295
01/01/2014 to 04/25/2014	13.293671	13.242046	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.692668	11.101051	2,955,066
01/01/2012 to 12/31/2012	11.101051	12.636499	2,776,556
01/01/2013 to 12/31/2013	12.636499	15.498005	2,579,662
01/01/2014 to 12/31/2014	15.498005	16.089458	2,395,175
01/01/2015 to 12/31/2015	16.089458	15.604466	2,239,659
01/01/2016 to 12/31/2016	15.604466	16.648505	2,065,895
01/01/2017 to 12/31/2017	16.648505	19.573312	1,872,798
01/01/2018 to 12/31/2018	19.573312	17.742996	1,627,411
01/01/2019 to 12/31/2019	17.742996	21.658682	1,376,466
01/01/2020 to 12/31/2020	21.658682	24.913441	1,253,930
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	10.006229	10.473971	25,876
01/01/2013 to 12/31/2013	10.473971	11.817598	80,389
01/01/2014 to 12/31/2014	11.817598	12.784040	61,325
01/01/2015 to 12/31/2015	12.784040	12.097069	72,900
01/01/2016 to 12/31/2016	12.097069	12.933204	72,919
01/01/2017 to 12/31/2017	12.933204	15.099539	66,615
01/01/2018 to 12/31/2018	15.099539	13.799264	61,201
01/01/2019 to 12/31/2019	13.799264	16.822504	49,331
01/01/2020 to 12/31/2020	16.822504	18.674422	46,622
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.026320	3.179614	1,123,108
01/01/2012 to 12/31/2012	3.179614	3.500046	993,823
01/01/2013 to 12/31/2013	3.500046	4.713830	852,389
01/01/2014 to 12/31/2014	4.713830	4.728470	730,314
01/01/2015 to 12/31/2015	4.728470	4.214188	672,932
01/01/2016 to 12/31/2016	4.214188	5.099482	597,308
01/01/2017 to 12/31/2017	5.099482	5.662179	528,600
01/01/2018 to 12/31/2018	5.662179	4.836345	441,793
01/01/2019 to 12/31/2019	4.836345	5.889879	401,706
01/01/2020 to 12/31/2020	5.889879	6.158204	411,070
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.105461	3.266059	3,414,413
01/01/2012 to 12/31/2012	3.266059	3.598826	3,143,412
01/01/2013 to 12/31/2013	3.598826	4.851855	2,495,989
01/01/2014 to 12/31/2014	4.851855	4.871748	2,146,063
01/01/2015 to 12/31/2015	4.871748	4.346139	1,932,303
01/01/2016 to 12/31/2016	4.346139	5.264538	1,613,207

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	5.264538	5.851415	1,358,953
01/01/2018 to 12/31/2018	5.851415	5.002930	1,254,229
01/01/2019 to 12/31/2019	5.002930	6.098820	1,045,700
01/01/2020 to 12/31/2020	6.098820	6.383113	960,700
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.988152	9.770313	1,283
01/01/2012 to 12/31/2012	9.770313	10.062528	10,759
01/01/2013 to 12/31/2013	10.062528	10.042830	29,852
01/01/2014 to 12/31/2014	10.042830	10.012969	41,418
01/01/2015 to 12/31/2015	10.012969	9.817209	40,750
01/01/2016 to 12/31/2016	9.817209	9.989057	31,831
01/01/2017 to 12/31/2017	9.989057	9.986713	43,143
01/01/2018 to 12/31/2018	9.986713	9.895078	38,112
01/01/2019 to 12/31/2019	9.895078	10.214969	26,209
01/01/2020 to 12/31/2020	10.214969	10.291608	24,922
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	40.764465	41.662422	5,252
01/01/2012 to 12/31/2012	41.662422	46.077468	7,082
01/01/2013 to 12/31/2013	46.077468	54.677389	6,816
01/01/2014 to 12/31/2014	54.677389	59.489879	13,151
01/01/2015 to 12/31/2015	59.489879	60.038958	11,784
01/01/2016 to 12/31/2016	60.038958	63.226897	17,246
01/01/2017 to 12/31/2017	63.226897	71.646492	16,660
01/01/2018 to 12/31/2018	71.646492	67.848008	15,174
01/01/2019 to 12/31/2019	67.848008	82.144456	14,596
01/01/2020 to 12/31/2020	82.144456	95.178238	13,616
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.326295	3.141682	3,253,672
01/01/2012 to 12/31/2012	3.141682	3.490387	2,963,460
01/01/2013 to 12/31/2013	3.490387	4.592325	2,715,700
01/01/2014 to 12/31/2014	4.592325	4.999838	2,248,329
01/01/2015 to 12/31/2015	4.999838	5.038438	1,944,950
01/01/2016 to 12/31/2016	5.038438	5.321595	1,676,657
01/01/2017 to 12/31/2017	5.321595	6.238003	1,519,829
01/01/2018 to 12/31/2018	6.238003	6.132174	1,181,282
01/01/2019 to 12/31/2019	6.132174	7.903915	943,095
01/01/2020 to 12/31/2020	7.903915	8.653194	890,971
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.377060	3.192625	3,985,599
01/01/2012 to 12/31/2012	3.192625	3.549643	3,696,835
01/01/2013 to 12/31/2013	3.549643	4.676235	3,053,903
01/01/2014 to 12/31/2014	4.676235	5.095484	2,532,352
01/01/2015 to 12/31/2015	5.095484	5.141101	2,187,572
01/01/2016 to 12/31/2016	5.141101	5.434936	1,847,088
01/01/2017 to 12/31/2017	5.434936	6.376786	1,588,494
01/01/2018 to 12/31/2018	6.376786	6.275131	1,315,529
01/01/2019 to 12/31/2019	6.275131	8.096043	1,127,314
01/01/2020 to 12/31/2020	8.096043	8.872192	1,024,270
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	6.435067	6.365158	231,550
01/01/2012 to 12/31/2012	6.365158	7.121622	229,379
01/01/2013 to 12/31/2013	7.121622	9.434885	178,424
01/01/2014 to 12/31/2014	9.434885	10.565476	173,864

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	10.565476	10.892248	146,971
01/01/2016 to 12/31/2016	10.892248	11.635711	134,444
01/01/2017 to 12/31/2017	11.635711	13.998797	98,650
01/01/2018 to 12/31/2018	13.998797	12.936829	83,659
01/01/2019 to 12/31/2019	12.936829	16.822892	60,528
01/01/2020 to 12/31/2020	16.822892	20.269491	50,753
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	14.309532	13.329346	418,066
01/01/2012 to 12/31/2012	13.329346	16.567309	388,209
01/01/2013 to 12/31/2013	16.567309	16.924694	362,172
01/01/2014 to 12/31/2014	16.924694	18.913103	327,419
01/01/2015 to 12/31/2015	18.913103	18.397973	291,135
01/01/2016 to 12/31/2016	18.397973	18.309894	260,653
01/01/2017 to 12/31/2017	18.309894	20.006170	245,388
01/01/2018 to 12/31/2018	20.006170	18.030050	221,853
01/01/2019 to 12/31/2019	18.030050	22.201638	179,723
01/01/2020 to 12/31/2020	22.201638	20.804206	188,259
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	45.417694	43.356012	22,019
01/01/2012 to 12/31/2012	43.356012	47.345021	17,079
01/01/2013 to 12/31/2013	47.345021	61.860416	15,465
01/01/2014 to 12/31/2014	61.860416	67.668609	14,550
01/01/2015 to 12/31/2015	67.668609	68.499831	12,557
01/01/2016 to 12/31/2016	68.499831	71.066927	11,528
01/01/2017 to 12/31/2017	71.066927	87.600385	10,255
01/01/2018 to 12/31/2018	87.600385	81.319548	8,987
01/01/2019 to 12/31/2019	81.319548	106.575212	6,800
01/01/2020 to 12/31/2020	106.575212	138.141808	6,278
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.004122	1.695421	4,471,265
01/01/2012 to 12/31/2012	1.695421	2.161850	4,318,904
01/01/2013 to 12/31/2013	2.161850	2.783171	3,636,170
01/01/2014 to 12/31/2014	2.783171	2.586867	3,303,240
01/01/2015 to 12/31/2015	2.586867	2.436769	3,194,261
01/01/2016 to 12/31/2016	2.436769	2.600693	2,953,816
01/01/2017 to 12/31/2017	2.600693	3.346681	2,458,953
01/01/2018 to 12/31/2018	3.346681	2.510076	2,216,182
01/01/2019 to 12/31/2019	2.510076	3.083605	2,056,253
01/01/2020 to 12/31/2020	3.083605	3.197860	2,092,341
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.022296	1.713504	1,408,447
01/01/2012 to 12/31/2012	1.713504	2.185233	1,359,112
01/01/2013 to 12/31/2013	2.185233	2.816685	1,200,199
01/01/2014 to 12/31/2014	2.816685	2.621472	1,121,228
01/01/2015 to 12/31/2015	2.621472	2.471126	1,176,616
01/01/2016 to 12/31/2016	2.471126	2.640586	990,580
01/01/2017 to 12/31/2017	2.640586	3.400516	1,022,959
01/01/2018 to 12/31/2018	3.400516	2.554033	913,683
01/01/2019 to 12/31/2019	2.554033	3.139644	848,174
01/01/2020 to 12/31/2020	3.139644	3.259843	776,518
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010721	1.048350	234,747
01/01/2013 to 12/31/2013	1.048350	1.053540	308,028

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	1.053540	1.097420	270,640
01/01/2015 to 12/31/2015	1.097420	1.037178	204,330
01/01/2016 to 12/31/2016	1.037178	1.143163	206,855
01/01/2017 to 12/31/2017	1.143163	1.240667	154,684
01/01/2018 to 12/31/2018	1.240667	1.145180	125,043
01/01/2019 to 12/31/2019	1.145180	1.302459	124,087
01/01/2020 to 12/31/2020	1.302459	1.415195	103,325
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.813136	17.001221	71,625
01/01/2012 to 12/31/2012	17.001221	20.323672	71,505
01/01/2013 to 12/31/2013	20.323672	25.487741	76,069
01/01/2014 to 12/31/2014	25.487741	25.684670	60,216
01/01/2015 to 12/31/2015	25.684670	26.337542	61,142
01/01/2016 to 12/31/2016	26.337542	26.044399	66,837
01/01/2017 to 12/31/2017	26.044399	35.135547	51,787
01/01/2018 to 12/31/2018	35.135547	30.105638	50,087
01/01/2019 to 12/31/2019	30.105638	39.077956	42,001
01/01/2020 to 12/31/2020	39.077956	49.186912	34,707
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.132818	8.389147	27,311
01/01/2012 to 12/31/2012	8.389147	10.114598	23,799
01/01/2013 to 04/26/2013	10.114598	10.754585	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.597752	1.559329	639,344
01/01/2012 to 12/31/2012	1.559329	1.818762	584,670
01/01/2013 to 12/31/2013	1.818762	2.515292	523,121
01/01/2014 to 12/31/2014	2.515292	2.677878	486,395
01/01/2015 to 12/31/2015	2.677878	2.596799	417,428
01/01/2016 to 12/31/2016	2.596799	2.854931	372,692
01/01/2017 to 12/31/2017	2.854931	3.530299	339,999
01/01/2018 to 12/31/2018	3.530299	3.167594	269,662
01/01/2019 to 12/31/2019	3.167594	3.887934	201,837
01/01/2020 to 12/31/2020	3.887934	6.012975	199,102
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.515758	0.509985	647,022
01/01/2012 to 12/31/2012	0.509985	0.581381	1,535,376
01/01/2013 to 12/31/2013	0.581381	0.784278	1,492,639
01/01/2014 to 12/31/2014	0.784278	0.841414	1,295,525
01/01/2015 to 12/31/2015	0.841414	0.917623	1,175,327
01/01/2016 to 12/31/2016	0.917623	0.904143	1,091,566
01/01/2017 to 12/31/2017	0.904143	1.222013	1,011,258
01/01/2018 to 12/31/2018	1.222013	1.206909	775,358
01/01/2019 to 12/31/2019	1.206909	1.577654	676,038
01/01/2020 to 12/31/2020	1.577654	2.433929	605,722
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.451575	8.223354	74,303
01/01/2012 to 04/27/2012	8.223354	9.252749	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.519521	0.514142	989,978
01/01/2012 to 12/31/2012	0.514142	0.586233	1,200,902
01/01/2013 to 12/31/2013	0.586233	0.791812	1,062,855
01/01/2014 to 12/31/2014	0.791812	0.850386	954,995
01/01/2015 to 12/31/2015	0.850386	0.928459	911,899

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	0.928459	0.915887	753,610
01/01/2017 to 12/31/2017	0.915887	1.239088	656,937
01/01/2018 to 12/31/2018	1.239088	1.225101	563,611
01/01/2019 to 12/31/2019	1.225101	1.602282	476,374
01/01/2020 to 12/31/2020	1.602282	2.475448	431,805
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012776	1.050397	144,538
01/01/2013 to 12/31/2013	1.050397	1.150170	298,475
01/01/2014 to 12/31/2014	1.150170	1.213904	216,215
01/01/2015 to 12/31/2015	1.213904	1.208337	244,071
01/01/2016 to 12/31/2016	1.208337	1.226741	235,667
01/01/2017 to 12/31/2017	1.226741	1.411944	259,254
01/01/2018 to 12/31/2018	1.411944	1.292788	275,974
01/01/2019 to 12/31/2019	1.292788	1.491168	261,628
01/01/2020 to 12/31/2020	1.491168	1.650982	207,342
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996857	1.040768	28,305
01/01/2015 to 12/31/2015	1.040768	1.016711	28,200
01/01/2016 to 12/31/2016	1.016711	1.023088	28,090
01/01/2017 to 12/31/2017	1.023088	1.165744	27,990
01/01/2018 to 04/30/2018	1.165744	1.137025	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.765664	0.779950	688,067
01/01/2012 to 12/31/2012	0.779950	0.911844	509,636
01/01/2013 to 12/31/2013	0.911844	1.309862	403,858
01/01/2014 to 12/31/2014	1.309862	1.536450	1,874,011
01/01/2015 to 12/31/2015	1.536450	1.454661	1,726,087
01/01/2016 to 12/31/2016	1.454661	1.473625	1,582,900
01/01/2017 to 12/31/2017	1.473625	1.721560	1,399,125
01/01/2018 to 12/31/2018	1.721560	1.578474	1,255,615
01/01/2019 to 12/31/2019	1.578474	1.924352	1,200,529
01/01/2020 to 12/31/2020	1.924352	2.510356	1,025,875
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	157.747000	143.893132	19,728
01/01/2012 to 12/31/2012	143.893132	173.915707	18,760
01/01/2013 to 12/31/2013	173.915707	220.975747	17,375
01/01/2014 to 04/25/2014	220.975747	230.139777	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.031119	6.413995	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.648330	0.588298	2,286,679
01/01/2012 to 12/31/2012	0.588298	0.688125	2,351,901
01/01/2013 to 12/31/2013	0.688125	0.990172	2,176,097
01/01/2014 to 12/31/2014	0.990172	1.161966	3,281,816
01/01/2015 to 12/31/2015	1.161966	1.100684	3,005,501
01/01/2016 to 12/31/2016	1.100684	1.116728	2,668,042
01/01/2017 to 12/31/2017	1.116728	1.306102	2,427,284
01/01/2018 to 12/31/2018	1.306102	1.199053	2,163,547
01/01/2019 to 12/31/2019	1.199053	1.462815	1,915,723
01/01/2020 to 12/31/2020	1.462815	1.909273	1,637,082
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.609647	0.648401	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
04/29/2013 to 12/31/2013	13.053958	14.351574	55,562
01/01/2014 to 12/31/2014	14.351574	14.650052	44,903
01/01/2015 to 12/31/2015	14.650052	14.631057	40,678
01/01/2016 to 12/31/2016	14.631057	15.124440	38,773
01/01/2017 to 12/31/2017	15.124440	18.349677	33,335
01/01/2018 to 12/31/2018	18.349677	17.126952	30,876
01/01/2019 to 12/31/2019	17.126952	21.548307	29,003
01/01/2020 to 12/31/2020	21.548307	24.402412	24,217
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.115363	11.200671	56,263
01/01/2012 to 12/31/2012	11.200671	12.430152	71,000
01/01/2013 to 04/26/2013	12.430152	12.977104	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.603603	3.567425	772,935
01/01/2012 to 12/31/2012	3.567425	4.021500	729,586
01/01/2013 to 12/31/2013	4.021500	5.581818	656,397
01/01/2014 to 12/31/2014	5.581818	5.699817	585,871
01/01/2015 to 12/31/2015	5.699817	5.525414	486,318
01/01/2016 to 12/31/2016	5.525414	6.485573	442,737
01/01/2017 to 12/31/2017	6.485573	7.355972	386,796
01/01/2018 to 12/31/2018	7.355972	6.437047	322,714
01/01/2019 to 12/31/2019	6.437047	7.952848	279,501
01/01/2020 to 12/31/2020	7.952848	8.770623	277,807
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.651650	3.618656	961,956
01/01/2012 to 12/31/2012	3.618656	4.083233	953,055
01/01/2013 to 12/31/2013	4.083233	5.673216	748,622
01/01/2014 to 12/31/2014	5.673216	5.798692	708,239
01/01/2015 to 12/31/2015	5.798692	5.627075	651,875
01/01/2016 to 12/31/2016	5.627075	6.611395	590,192
01/01/2017 to 12/31/2017	6.611395	7.506118	488,992
01/01/2018 to 12/31/2018	7.506118	6.575103	445,900
01/01/2019 to 12/31/2019	6.575103	8.131362	358,654
01/01/2020 to 12/31/2020	8.131362	8.976484	332,748
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.076456	1.091206	1,903,332
01/01/2012 to 12/31/2012	1.091206	1.193774	1,627,003
01/01/2013 to 12/31/2013	1.193774	1.747576	1,354,229
01/01/2014 to 12/31/2014	1.747576	1.740256	1,239,797
01/01/2015 to 12/31/2015	1.740256	1.741424	1,097,372
01/01/2016 to 12/31/2016	1.741424	1.821969	999,456
01/01/2017 to 12/31/2017	1.821969	2.277254	841,059
01/01/2018 to 12/31/2018	2.277254	2.252824	659,329
01/01/2019 to 12/31/2019	2.252824	2.811829	544,302
01/01/2020 to 12/31/2020	2.811829	3.718446	489,711
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.561884	1.653224	4,264,878
01/01/2012 to 12/31/2012	1.653224	1.690060	4,044,812
01/01/2013 to 12/31/2013	1.690060	1.625185	3,803,875
01/01/2014 to 12/31/2014	1.625185	1.691231	3,361,600
01/01/2015 to 12/31/2015	1.691231	1.670046	3,027,136
01/01/2016 to 12/31/2016	1.670046	1.682914	2,937,282

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	1.682914	1.709627	2,713,191
01/01/2018 to 12/31/2018	1.709627	1.678965	2,450,526
01/01/2019 to 12/31/2019	1.678965	1.794552	2,109,127
01/01/2020 to 12/31/2020	1.794552	1.894603	2,042,174
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.749407	1.688243	2,680,359
01/01/2012 to 12/31/2012	1.688243	1.954110	2,502,238
01/01/2013 to 12/31/2013	1.954110	2.560848	2,217,621
01/01/2014 to 12/31/2014	2.560848	2.759589	1,968,265
01/01/2015 to 12/31/2015	2.759589	2.651214	1,787,158
01/01/2016 to 12/31/2016	2.651214	3.142422	1,631,856
01/01/2017 to 12/31/2017	3.142422	3.584944	1,435,495
01/01/2018 to 12/31/2018	3.584944	3.129589	1,243,671
01/01/2019 to 12/31/2019	3.129589	3.877045	1,134,859
01/01/2020 to 12/31/2020	3.877045	4.328053	1,097,824
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.288868	1.110769	3,119,098
01/01/2012 to 12/31/2012	1.110769	1.293311	2,864,744
01/01/2013 to 12/31/2013	1.293311	1.550569	2,640,862
01/01/2014 to 12/31/2014	1.550569	1.433895	2,378,256
01/01/2015 to 12/31/2015	1.433895	1.396562	2,224,088
01/01/2016 to 12/31/2016	1.396562	1.391615	1,933,572
01/01/2017 to 12/31/2017	1.391615	1.710848	1,784,166
01/01/2018 to 12/31/2018	1.710848	1.450145	1,674,571
01/01/2019 to 12/31/2019	1.450145	1.739027	1,529,241
01/01/2020 to 12/31/2020	1.739027	1.845620	1,544,059
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.799971	11.296615	6,850
01/01/2014 to 12/31/2014	11.296615	12.177281	21,977
01/01/2015 to 12/31/2015	12.177281	11.868407	35,729
01/01/2016 to 12/31/2016	11.868407	12.219946	33,858
01/01/2017 to 12/31/2017	12.219946	13.930520	29,952
01/01/2018 to 12/31/2018	13.930520	12.755267	23,445
01/01/2019 to 12/31/2019	12.755267	15.316380	22,295
01/01/2020 to 12/31/2020	15.316380	16.101397	15,746
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.814410	1.713385	1,943,178
01/01/2012 to 12/31/2012	1.713385	1.961617	1,870,049
01/01/2013 to 12/31/2013	1.961617	2.674268	1,554,176
01/01/2014 to 12/31/2014	2.674268	2.764562	1,343,177
01/01/2015 to 12/31/2015	2.764562	2.604981	1,227,528
01/01/2016 to 12/31/2016	2.604981	3.108795	1,067,810
01/01/2017 to 12/31/2017	3.108795	3.508619	911,318
01/01/2018 to 12/31/2018	3.508619	3.074273	762,238
01/01/2019 to 12/31/2019	3.074273	3.800536	706,893
01/01/2020 to 12/31/2020	3.800536	4.474917	668,114
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.896781	3.907505	1,622,602
01/01/2012 to 12/31/2012	3.907505	4.449595	1,414,788
01/01/2013 to 12/31/2013	4.449595	5.781493	1,246,222
01/01/2014 to 12/31/2014	5.781493	6.451117	1,083,548
01/01/2015 to 12/31/2015	6.451117	6.422741	1,003,275
01/01/2016 to 12/31/2016	6.422741	7.057887	893,843

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	7.057887	8.441998	854,263
01/01/2018 to 12/31/2018	8.441998	7.925830	706,814
01/01/2019 to 12/31/2019	7.925830	10.228035	615,123
01/01/2020 to 12/31/2020	10.228035	11.889262	576,380
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.474838	1.299199	4,708,516
01/01/2012 to 12/31/2012	1.299199	1.495833	4,391,658
01/01/2013 to 12/31/2013	1.495833	1.759973	4,083,788
01/01/2014 to 12/31/2014	1.759973	1.615703	3,839,841
01/01/2015 to 12/31/2015	1.615703	1.565762	3,759,101
01/01/2016 to 12/31/2016	1.565762	1.531244	3,158,491
01/01/2017 to 12/31/2017	1.531244	1.936123	2,726,983
01/01/2018 to 12/31/2018	1.936123	1.642688	2,388,174
01/01/2019 to 12/31/2019	1.642688	2.079541	2,033,989
01/01/2020 to 12/31/2020	2.079541	2.318634	1,831,232
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	4.496660	4.532268	753,060
01/01/2012 to 12/31/2012	4.532268	4.976807	942,007
01/01/2013 to 12/31/2013	4.976807	5.828236	757,845
01/01/2014 to 12/31/2014	5.828236	6.231003	636,243
01/01/2015 to 12/31/2015	6.231003	6.122885	540,331
01/01/2016 to 12/31/2016	6.122885	6.579800	496,661
01/01/2017 to 12/31/2017	6.579800	7.281734	433,151
01/01/2018 to 12/31/2018	7.281734	6.766217	376,687
01/01/2019 to 12/31/2019	6.766217	8.015208	342,296
01/01/2020 to 12/31/2020	8.015208	8.657739	318,484
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.108659	1.116244	1,501,606
01/01/2012 to 12/31/2012	1.116244	1.255033	1,418,881
01/01/2013 to 12/31/2013	1.255033	1.631282	1,398,367
01/01/2014 to 12/31/2014	1.631282	1.765549	1,242,153
01/01/2015 to 12/31/2015	1.765549	1.634256	1,137,229
01/01/2016 to 12/31/2016	1.634256	1.904122	963,930
01/01/2017 to 12/31/2017	1.904122	2.016774	931,090
01/01/2018 to 04/30/2018	2.016774	1.945300	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.118260	1.126767	787,986
01/01/2012 to 12/31/2012	1.126767	1.268738	858,398
01/01/2013 to 12/31/2013	1.268738	1.650854	896,608
01/01/2014 to 12/31/2014	1.650854	1.788168	819,473
01/01/2015 to 12/31/2015	1.788168	1.657158	792,232
01/01/2016 to 12/31/2016	1.657158	1.931512	583,568
01/01/2017 to 12/31/2017	1.931512	2.048880	548,828
01/01/2018 to 04/30/2018	2.048880	1.977134	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.197455	1.188980	1,759,347
01/01/2012 to 12/31/2012	1.188980	1.364367	1,624,723
01/01/2013 to 12/31/2013	1.364367	1.822402	1,723,973
01/01/2014 to 12/31/2014	1.822402	1.987865	1,484,485
01/01/2015 to 12/31/2015	1.987865	1.954060	1,255,975
01/01/2016 to 12/31/2016	1.954060	2.199599	1,122,479

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	2.199599	2.551751	1,052,065
01/01/2018 to 12/31/2018	2.551751	2.259534	1,572,498
01/01/2019 to 12/31/2019	2.259534	2.894566	1,295,159
01/01/2020 to 12/31/2020	2.894566	2.960084	1,297,769
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.609004	2.409750	225,686
01/01/2012 to 12/31/2012	2.409750	2.745059	164,571
01/01/2013 to 04/26/2013	2.745059	3.022667	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.910481	8.743166	13,556
01/01/2012 to 12/31/2012	8.743166	9.825655	16,981
01/01/2013 to 04/26/2013	9.825655	10.764832	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.211417	1.204838	1,453,883
01/01/2012 to 12/31/2012	1.204838	1.383456	1,380,275
01/01/2013 to 12/31/2013	1.383456	1.851284	1,865,784
01/01/2014 to 12/31/2014	1.851284	2.020576	1,665,308
01/01/2015 to 12/31/2015	2.020576	1.988089	1,414,410
01/01/2016 to 12/31/2016	1.988089	2.239974	1,231,716
01/01/2017 to 12/31/2017	2.239974	2.603390	1,117,256
01/01/2018 to 12/31/2018	2.603390	2.306275	1,297,672
01/01/2019 to 12/31/2019	2.306275	2.958055	1,112,259
01/01/2020 to 12/31/2020	2.958055	3.027622	1,056,153
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.649744	2.449651	411,382
01/01/2012 to 12/31/2012	2.449651	2.793366	434,358
01/01/2013 to 04/26/2013	2.793366	3.076952	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.505621	1.382649	1,142,137
01/01/2012 to 12/31/2012	1.382649	1.490620	1,048,604
01/01/2013 to 12/31/2013	1.490620	2.044535	883,283
01/01/2014 to 12/31/2014	2.044535	2.037576	858,557
01/01/2015 to 12/31/2015	2.037576	1.909283	815,371
01/01/2016 to 12/31/2016	1.909283	1.724316	825,458
01/01/2017 to 12/31/2017	1.724316	2.380273	720,020
01/01/2018 to 12/31/2018	2.380273	2.586547	583,747
01/01/2019 to 12/31/2019	2.586547	3.575911	516,634
01/01/2020 to 12/31/2020	3.575911	8.929745	433,505
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.642275	1.709522	1,616,156
01/01/2012 to 12/31/2012	1.709522	1.850968	1,441,749
01/01/2013 to 12/31/2013	1.850968	2.523539	1,507,662
01/01/2014 to 12/31/2014	2.523539	2.482219	1,292,727
01/01/2015 to 12/31/2015	2.482219	2.458240	1,137,926
01/01/2016 to 12/31/2016	2.458240	2.871390	1,011,660
01/01/2017 to 12/31/2017	2.871390	3.271770	909,097
01/01/2018 to 12/31/2018	3.271770	3.002182	705,406
01/01/2019 to 12/31/2019	3.002182	3.832923	632,647
01/01/2020 to 12/31/2020	3.832923	4.717651	579,436
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.566137	1.463655	776,709
01/01/2012 to 12/31/2012	1.463655	1.520249	782,775
01/01/2013 to 04/26/2013	1.520249	1.648631	0

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.656104	1.724764	4,596,313
01/01/2012 to 12/31/2012	1.724764	1.869997	4,072,746
01/01/2013 to 12/31/2013	1.869997	2.552880	3,537,129
01/01/2014 to 12/31/2014	2.552880	2.513843	3,145,154
01/01/2015 to 12/31/2015	2.513843	2.490750	2,760,974
01/01/2016 to 12/31/2016	2.490750	2.912945	2,360,515
01/01/2017 to 12/31/2017	2.912945	3.322766	2,050,483
01/01/2018 to 12/31/2018	3.322766	3.052221	1,775,081
01/01/2019 to 12/31/2019	3.052221	3.899208	1,541,898
01/01/2020 to 12/31/2020	3.899208	4.807039	1,356,601
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999815	1.035946	0
01/01/2015 to 12/31/2015	1.035946	0.966076	10,137
01/01/2016 to 12/31/2016	0.966076	1.059141	10,055
01/01/2017 to 12/31/2017	1.059141	1.176620	37,870
01/01/2018 to 12/31/2018	1.176620	1.072633	37,013
01/01/2019 to 12/31/2019	1.072633	1.291004	36,467
01/01/2020 to 12/31/2020	1.291004	1.424549	34,217
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.829023	15.164142	416,807
01/01/2012 to 12/31/2012	15.164142	16.325836	466,879
01/01/2013 to 12/31/2013	16.325836	14.612977	390,548
01/01/2014 to 12/31/2014	14.612977	14.834134	301,784
01/01/2015 to 12/31/2015	14.834134	14.180068	272,046
01/01/2016 to 12/31/2016	14.180068	14.687170	248,055
01/01/2017 to 12/31/2017	14.687170	14.993256	232,317
01/01/2018 to 12/31/2018	14.993256	14.434779	205,963
01/01/2019 to 12/31/2019	14.434779	15.419035	187,052
01/01/2020 to 12/31/2020	15.419035	16.967503	154,689
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.646369	1.675836	13,458,034
01/01/2012 to 12/31/2012	1.675836	1.806522	14,183,380
01/01/2013 to 12/31/2013	1.806522	1.748160	13,711,905
01/01/2014 to 12/31/2014	1.748160	1.797016	11,510,575
01/01/2015 to 12/31/2015	1.797016	1.773009	9,926,286
01/01/2016 to 12/31/2016	1.773009	1.794884	8,739,817
01/01/2017 to 12/31/2017	1.794884	1.850582	8,054,689
01/01/2018 to 12/31/2018	1.850582	1.821436	7,258,528
01/01/2019 to 12/31/2019	1.821436	1.949071	6,799,332
01/01/2020 to 12/31/2020	1.949071	2.086568	6,417,726
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216235	10.756970	293
01/01/2014 to 12/31/2014	10.756970	11.529775	1,306
01/01/2015 to 12/31/2015	11.529775	11.232828	4,000
01/01/2016 to 12/31/2016	11.232828	11.588201	3,710
01/01/2017 to 12/31/2017	11.588201	13.316462	3,413
01/01/2018 to 04/30/2018	13.316462	12.738175	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010754	1.068516	0
01/01/2013 to 12/31/2013	1.068516	1.160776	28,472
01/01/2014 to 12/31/2014	1.160776	1.233840	65,699

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	1.233840	1.206595	104,522
01/01/2016 to 12/31/2016	1.206595	1.257711	121,468
01/01/2017 to 12/31/2017	1.257711	1.418287	128,090
01/01/2018 to 12/31/2018	1.418287	1.267309	126,382
01/01/2019 to 12/31/2019	1.267309	1.519038	118,716
01/01/2020 to 12/31/2020	1.519038	1.530199	73,445
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.713492	11.679368	104,350
01/01/2012 to 12/31/2012	11.679368	13.002009	222,449
01/01/2013 to 12/31/2013	13.002009	14.486473	235,181
01/01/2014 to 12/31/2014	14.486473	15.122865	227,817
01/01/2015 to 12/31/2015	15.122865	14.627171	200,872
01/01/2016 to 12/31/2016	14.627171	15.265732	160,636
01/01/2017 to 12/31/2017	15.265732	17.450304	138,634
01/01/2018 to 12/31/2018	17.450304	16.092654	110,406
01/01/2019 to 12/31/2019	16.092654	18.990197	58,151
01/01/2020 to 12/31/2020	18.990197	20.576041	54,758
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.290542	10.902286	43,459
01/01/2012 to 12/31/2012	10.902286	12.372150	26,797
01/01/2013 to 12/31/2013	12.372150	14.412225	34,914
01/01/2014 to 12/31/2014	14.412225	14.983803	37,008
01/01/2015 to 12/31/2015	14.983803	14.441245	34,152
01/01/2016 to 12/31/2016	14.441245	15.227757	41,581
01/01/2017 to 12/31/2017	15.227757	17.974305	28,576
01/01/2018 to 12/31/2018	17.974305	16.180946	20,451
01/01/2019 to 12/31/2019	16.180946	19.546832	19,492
01/01/2020 to 12/31/2020	19.546832	21.356896	18,597
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.420192	1.382479	1,670,841
01/01/2012 to 12/31/2012	1.382479	1.618540	1,686,234
01/01/2013 to 12/31/2013	1.618540	2.215913	2,721,703
01/01/2014 to 12/31/2014	2.215913	2.379151	2,473,600
01/01/2015 to 12/31/2015	2.379151	2.594006	2,244,109
01/01/2016 to 12/31/2016	2.594006	2.598423	2,050,158
01/01/2017 to 12/31/2017	2.598423	3.421907	1,720,822
01/01/2018 to 12/31/2018	3.421907	3.336808	1,294,326
01/01/2019 to 12/31/2019	3.336808	4.299107	1,163,252
01/01/2020 to 12/31/2020	4.299107	5.795410	957,005
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.695603	0.618384	3,623,785
01/01/2012 to 12/31/2012	0.618384	0.683977	2,869,086
01/01/2013 to 04/26/2013	0.683977	0.715363	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.053320	1.022102	6,123,876
01/01/2012 to 12/31/2012	1.022102	1.146296	5,999,313
01/01/2013 to 12/31/2013	1.146296	1.544609	5,271,074
01/01/2014 to 12/31/2014	1.544609	1.718569	4,562,666
01/01/2015 to 12/31/2015	1.718569	1.808677	4,203,037
01/01/2016 to 12/31/2016	1.808677	1.895339	3,618,792
01/01/2017 to 12/31/2017	1.895339	2.332694	3,227,948
01/01/2018 to 12/31/2018	2.332694	2.250813	2,585,288
01/01/2019 to 12/31/2019	2.250813	2.910541	2,170,925

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	2.910541	3.558164	1,863,671
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.825817	1.827453	819,719
01/01/2012 to 12/31/2012	1.827453	2.089634	836,579
01/01/2013 to 12/31/2013	2.089634	2.972270	804,514
01/01/2014 to 12/31/2014	2.972270	3.127315	775,544
01/01/2015 to 12/31/2015	3.127315	3.161397	707,389
01/01/2016 to 12/31/2016	3.161397	3.477149	541,257
01/01/2017 to 12/31/2017	3.477149	4.203736	484,399
01/01/2018 to 12/31/2018	4.203736	3.865828	411,004
01/01/2019 to 12/31/2019	3.865828	5.066391	354,646
01/01/2020 to 12/31/2020	5.066391	6.200089	305,543
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.515933	2.316596	2,703,542
01/01/2012 to 04/27/2012	2.316596	2.562230	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.549737	2.622004	2,391,105
01/01/2013 to 12/31/2013	2.622004	3.370802	2,106,502
01/01/2014 to 12/31/2014	3.370802	3.646298	1,751,656
01/01/2015 to 12/31/2015	3.646298	3.274310	1,553,152
01/01/2016 to 12/31/2016	3.274310	3.731253	1,344,499
01/01/2017 to 12/31/2017	3.731253	4.030163	1,160,830
01/01/2018 to 12/31/2018	4.030163	3.572394	987,149
01/01/2019 to 12/31/2019	3.572394	4.546067	851,440
01/01/2020 to 12/31/2020	4.546067	4.827558	817,492
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.777997	10.948317	814
01/01/2013 to 12/31/2013	10.948317	10.313337	1,008
01/01/2014 to 12/31/2014	10.313337	10.943929	1,329
01/01/2015 to 12/31/2015	10.943929	10.843616	1,397
01/01/2016 to 12/31/2016	10.843616	10.839137	2,476
01/01/2017 to 12/31/2017	10.839137	10.972217	2,014
01/01/2018 to 12/31/2018	10.972217	10.817259	2,101
01/01/2019 to 12/31/2019	10.817259	11.471938	1,025
01/01/2020 to 12/31/2020	11.471938	12.186561	4,772
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.570147	2.683735	1,666,348
01/01/2012 to 12/31/2012	2.683735	2.946565	1,615,762
01/01/2013 to 12/31/2013	2.946565	2.931092	1,548,017
01/01/2014 to 12/31/2014	2.931092	3.044738	1,366,859
01/01/2015 to 12/31/2015	3.044738	2.943813	1,248,296
01/01/2016 to 12/31/2016	2.943813	3.145460	2,142,315
01/01/2017 to 12/31/2017	3.145460	3.349572	2,014,236
01/01/2018 to 12/31/2018	3.349572	3.171438	1,752,797
01/01/2019 to 12/31/2019	3.171438	3.574289	1,481,043
01/01/2020 to 12/31/2020	3.574289	3.759428	1,411,170
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.315804	2.386698	3,180,898
01/01/2012 to 12/31/2012	2.386698	2.659378	3,265,071
01/01/2013 to 12/31/2013	2.659378	2.833065	3,028,711
01/01/2014 to 12/31/2014	2.833065	2.930050	2,746,273

	American Forerunner - 1.35
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	2.930050	2.827903	2,436,577
01/01/2016 to 04/29/2016	2.827903	2.914332	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.610082	2.727762	1,970,898
01/01/2012 to 12/31/2012	2.727762	2.995013	1,951,084
01/01/2013 to 12/31/2013	2.995013	2.982482	1,816,820
01/01/2014 to 12/31/2014	2.982482	3.101346	1,564,452
01/01/2015 to 12/31/2015	3.101346	3.001764	1,413,544
01/01/2016 to 12/31/2016	3.001764	3.212505	2,253,135
01/01/2017 to 12/31/2017	3.212505	3.422641	2,011,012
01/01/2018 to 12/31/2018	3.422641	3.244283	1,867,129
01/01/2019 to 12/31/2019	3.244283	3.658403	1,730,564
01/01/2020 to 12/31/2020	3.658403	3.853680	1,577,593
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.751837	1.819419	1,498,268
01/01/2012 to 12/31/2012	1.819419	1.849598	1,372,507
01/01/2013 to 12/31/2013	1.849598	1.808276	1,438,374
01/01/2014 to 12/31/2014	1.808276	1.829523	1,376,469
01/01/2015 to 12/31/2015	1.829523	1.810532	1,037,583
01/01/2016 to 12/31/2016	1.810532	1.804497	967,979
01/01/2017 to 12/31/2017	1.804497	1.810204	904,690
01/01/2018 to 12/31/2018	1.810204	1.798255	872,843
01/01/2019 to 12/31/2019	1.798255	1.876688	710,866
01/01/2020 to 12/31/2020	1.876688	1.942396	672,516
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.778781	1.847686	2,503,494
01/01/2012 to 12/31/2012	1.847686	1.880151	2,300,182
01/01/2013 to 12/31/2013	1.880151	1.841037	2,173,156
01/01/2014 to 12/31/2014	1.841037	1.862918	1,867,220
01/01/2015 to 12/31/2015	1.862918	1.845252	1,449,983
01/01/2016 to 12/31/2016	1.845252	1.842326	1,243,554
01/01/2017 to 12/31/2017	1.842326	1.849854	1,168,892
01/01/2018 to 12/31/2018	1.849854	1.839581	966,571
01/01/2019 to 12/31/2019	1.839581	1.921619	893,682
01/01/2020 to 12/31/2020	1.921619	1.990746	935,106

	American Forerunner - 1.6
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	16.072968	16.784010	142,873
01/01/2012 to 12/31/2012	16.784010	17.403736	168,933
01/01/2013 to 12/31/2013	17.403736	16.757815	157,343
01/01/2014 to 12/31/2014	16.757815	17.362281	140,646
01/01/2015 to 12/31/2015	17.362281	17.133547	131,918
01/01/2016 to 12/31/2016	17.133547	17.358043	119,219
01/01/2017 to 12/31/2017	17.358043	17.709340	117,414
01/01/2018 to 12/31/2018	17.709340	17.302483	101,025
01/01/2019 to 12/31/2019	17.302483	18.621316	85,282
01/01/2020 to 12/31/2020	18.621316	20.108805	81,651
American Funds Global Small Capitalization Sub-Account

	American Forerunner - 1.6
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2011 to 12/31/2011	3.031661	2.412411	4,446,610
01/01/2012 to 12/31/2012	2.412411	2.805463	4,181,008
01/01/2013 to 12/31/2013	2.805463	3.541718	3,527,472
01/01/2014 to 12/31/2014	3.541718	3.559482	3,121,143
01/01/2015 to 12/31/2015	3.559482	3.512285	2,713,169
01/01/2016 to 12/31/2016	3.512285	3.529065	2,494,647
01/01/2017 to 12/31/2017	3.529065	4.372586	2,116,083
01/01/2018 to 12/31/2018	4.372586	3.848931	1,791,113
01/01/2019 to 12/31/2019	3.848931	4.981706	1,521,862
01/01/2020 to 12/31/2020	4.981706	6.359578	1,358,747
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	14.874702	14.012970	2,306,376
01/01/2012 to 12/31/2012	14.012970	16.256525	2,093,787
01/01/2013 to 12/31/2013	16.256525	20.814503	1,828,204
01/01/2014 to 12/31/2014	20.814503	22.227117	1,537,223
01/01/2015 to 12/31/2015	22.227117	23.374469	1,312,062
01/01/2016 to 12/31/2016	23.374469	25.186001	1,122,425
01/01/2017 to 12/31/2017	25.186001	31.800324	966,364
01/01/2018 to 12/31/2018	31.800324	31.215349	784,599
01/01/2019 to 12/31/2019	31.215349	40.173619	678,781
01/01/2020 to 12/31/2020	40.173619	60.124765	541,226
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	9.911725	9.576206	2,522,896
01/01/2012 to 12/31/2012	9.576206	11.070888	2,261,965
01/01/2013 to 12/31/2013	11.070888	14.545155	1,965,046
01/01/2014 to 12/31/2014	14.545155	15.836552	1,627,897
01/01/2015 to 12/31/2015	15.836552	15.811892	1,439,825
01/01/2016 to 12/31/2016	15.811892	17.353730	1,317,880
01/01/2017 to 12/31/2017	17.353730	20.901848	1,114,932
01/01/2018 to 12/31/2018	20.901848	20.200694	944,786
01/01/2019 to 12/31/2019	20.200694	25.076103	793,094
01/01/2020 to 12/31/2020	25.076103	28.019647	682,339

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.234750	10.594849	35,113
01/01/2013 to 12/31/2013	10.594849	11.629481	87,250
01/01/2014 to 12/31/2014	11.629481	12.328952	107,804
01/01/2015 to 12/31/2015	12.328952	12.246324	119,773
01/01/2016 to 12/31/2016	12.246324	12.529094	126,845
01/01/2017 to 12/31/2017	12.529094	14.058971	100,497
01/01/2018 to 12/31/2018	14.058971	12.915725	96,848
01/01/2019 to 12/31/2019	12.915725	15.060746	90,065
01/01/2020 to 12/31/2020	15.060746	15.778363	61,775
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.929837	9.598111	5,658,371
01/01/2012 to 12/31/2012	9.598111	10.760585	5,601,796
01/01/2013 to 12/31/2013	10.760585	12.596323	5,509,615
01/01/2014 to 12/31/2014	12.596323	13.192353	5,207,727

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	13.192353	12.936559	4,885,221
01/01/2016 to 12/31/2016	12.936559	13.773623	4,469,734
01/01/2017 to 12/31/2017	13.773623	15.895993	3,936,020
01/01/2018 to 12/31/2018	15.895993	15.020636	3,554,051
01/01/2019 to 12/31/2019	15.020636	17.730596	3,253,192
01/01/2020 to 12/31/2020	17.730596	20.236000	2,829,162
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.445027	8.886460	11,377,792
01/01/2012 to 12/31/2012	8.886460	10.193508	11,929,854
01/01/2013 to 12/31/2013	10.193508	12.594511	11,551,780
01/01/2014 to 12/31/2014	12.594511	13.232571	11,459,566
01/01/2015 to 12/31/2015	13.232571	12.969430	10,959,775
01/01/2016 to 12/31/2016	12.969430	13.955772	10,243,055
01/01/2017 to 12/31/2017	13.955772	16.724992	10,174,660
01/01/2018 to 12/31/2018	16.724992	15.563248	9,126,137
01/01/2019 to 12/31/2019	15.563248	19.002788	7,734,561
01/01/2020 to 12/31/2020	19.002788	21.942428	6,925,855
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.176188	10.069255	5,835,749
01/01/2012 to 12/31/2012	10.069255	11.021322	5,560,567
01/01/2013 to 12/31/2013	11.021322	12.356047	5,164,100
01/01/2014 to 12/31/2014	12.356047	12.946244	4,890,318
01/01/2015 to 12/31/2015	12.946244	12.692603	4,444,745
01/01/2016 to 12/31/2016	12.692603	13.414016	4,127,782
01/01/2017 to 12/31/2017	13.414016	14.965369	3,743,035
01/01/2018 to 12/31/2018	14.965369	14.273755	3,264,540
01/01/2019 to 12/31/2019	14.273755	16.373940	2,797,078
01/01/2020 to 12/31/2020	16.373940	18.270670	2,421,316
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.170751	11.590579	167,165
01/01/2013 to 12/31/2013	11.590579	11.058411	229,509
01/01/2014 to 12/31/2014	11.058411	11.357626	251,475
01/01/2015 to 12/31/2015	11.357626	10.142758	191,266
01/01/2016 to 12/31/2016	10.142758	10.914366	214,798
01/01/2017 to 12/31/2017	10.914366	11.835751	205,321
01/01/2018 to 12/31/2018	11.835751	10.945907	159,679
01/01/2019 to 12/31/2019	10.945907	12.962998	123,283
01/01/2020 to 12/31/2020	12.962998	13.188720	102,377
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.396856	1.101801	5,777,777
01/01/2012 to 12/31/2012	1.101801	1.298772	5,079,783
01/01/2013 to 12/31/2013	1.298772	1.476803	4,588,703
01/01/2014 to 12/31/2014	1.476803	1.409698	4,475,811
01/01/2015 to 12/31/2015	1.409698	1.361975	4,340,630
01/01/2016 to 12/31/2016	1.361975	1.412991	4,106,172
01/01/2017 to 12/31/2017	1.412991	1.882368	3,098,367
01/01/2018 to 12/31/2018	1.882368	1.539288	2,718,673
01/01/2019 to 12/31/2019	1.539288	2.012798	2,223,611
01/01/2020 to 12/31/2020	2.012798	2.509715	1,894,037
Baillie Gifford International Stock Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.422687	1.124317	4,293,125
01/01/2012 to 12/31/2012	1.124317	1.325616	4,363,564
01/01/2013 to 12/31/2013	1.325616	1.509407	3,980,377

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	1.509407	1.443066	3,630,993
01/01/2015 to 12/31/2015	1.443066	1.394544	3,352,271
01/01/2016 to 12/31/2016	1.394544	1.449403	3,010,600
01/01/2017 to 12/31/2017	1.449403	1.931284	2,722,448
01/01/2018 to 12/31/2018	1.931284	1.581126	2,439,615
01/01/2019 to 12/31/2019	1.581126	2.069991	2,058,520
01/01/2020 to 12/31/2020	2.069991	2.583185	1,704,789
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	5.507866	5.782544	5,330,717
01/01/2012 to 12/31/2012	5.782544	6.126147	4,962,289
01/01/2013 to 12/31/2013	6.126147	5.989081	4,707,610
01/01/2014 to 12/31/2014	5.989081	6.317460	4,402,753
01/01/2015 to 12/31/2015	6.317460	6.260242	4,050,340
01/01/2016 to 12/31/2016	6.260242	6.359629	3,572,932
01/01/2017 to 12/31/2017	6.359629	6.522563	3,502,230
01/01/2018 to 12/31/2018	6.522563	6.401463	2,924,170
01/01/2019 to 12/31/2019	6.401463	6.925883	2,480,918
01/01/2020 to 12/31/2020	6.925883	7.409739	2,215,967
BlackRock Capital Appreciation Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.246425	2.912642	2,319,251
01/01/2012 to 12/31/2012	2.912642	3.281048	1,918,414
01/01/2013 to 12/31/2013	3.281048	4.338854	1,610,443
01/01/2014 to 12/31/2014	4.338854	4.655000	1,431,471
01/01/2015 to 12/31/2015	4.655000	4.873512	1,257,316
01/01/2016 to 12/31/2016	4.873512	4.805830	1,296,096
01/01/2017 to 12/31/2017	4.805830	6.339661	1,052,798
01/01/2018 to 12/31/2018	6.339661	6.396720	831,512
01/01/2019 to 12/31/2019	6.396720	8.371360	689,693
01/01/2020 to 12/31/2020	8.371360	11.599745	576,483
BlackRock Capital Appreciation Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.290805	2.955442	2,093,323
01/01/2012 to 12/31/2012	2.955442	3.332246	2,249,452
01/01/2013 to 12/31/2013	3.332246	4.411240	1,701,884
01/01/2014 to 12/31/2014	4.411240	4.737380	1,342,975
01/01/2015 to 12/31/2015	4.737380	4.964223	1,141,558
01/01/2016 to 12/31/2016	4.964223	4.899739	991,874
01/01/2017 to 12/31/2017	4.899739	6.471382	876,901
01/01/2018 to 12/31/2018	6.471382	6.535093	753,609
01/01/2019 to 12/31/2019	6.535093	8.561779	635,602
01/01/2020 to 12/31/2020	8.561779	11.874154	525,565
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.989333	10.323195	148,366
01/01/2013 to 12/31/2013	10.323195	11.245905	192,368
01/01/2014 to 12/31/2014	11.245905	11.763232	187,042
01/01/2015 to 12/31/2015	11.763232	11.604482	189,776
01/01/2016 to 12/31/2016	11.604482	11.968180	217,469
01/01/2017 to 12/31/2017	11.968180	13.392931	183,958
01/01/2018 to 12/31/2018	13.392931	12.275511	163,725
01/01/2019 to 12/31/2019	12.275511	14.623460	128,094
01/01/2020 to 12/31/2020	14.623460	15.063849	114,106
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.426029	2.395973	8,942,033
01/01/2012 to 12/31/2012	2.395973	2.366047	7,628,700

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2013 to 12/31/2013	2.366047	2.336654	6,737,560
01/01/2014 to 12/31/2014	2.336654	2.307626	6,292,773
01/01/2015 to 12/31/2015	2.307626	2.278959	5,611,201
01/01/2016 to 12/31/2016	2.278959	2.253172	5,080,399
01/01/2017 to 12/31/2017	2.253172	2.239380	4,563,470
01/01/2018 to 12/31/2018	2.239380	2.245662	3,905,906
01/01/2019 to 12/31/2019	2.245662	2.259417	3,311,294
01/01/2020 to 12/31/2020	2.259417	2.235560	2,946,263
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	11.344600	12.307574	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	12.270909	10.519544	1,129,750
01/01/2012 to 12/31/2012	10.519544	12.127408	937,405
01/01/2013 to 12/31/2013	12.127408	15.510777	823,507
01/01/2014 to 12/31/2014	15.510777	16.097579	691,920
01/01/2015 to 12/31/2015	16.097579	15.578360	664,984
01/01/2016 to 12/31/2016	15.578360	16.766131	580,938
01/01/2017 to 12/31/2017	16.766131	20.355988	491,787
01/01/2018 to 12/31/2018	20.355988	18.078472	379,814
01/01/2019 to 12/31/2019	18.078472	22.760421	334,118
01/01/2020 to 12/31/2020	22.760421	26.727931	274,375
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.410524	12.655310	2,230,550
01/01/2012 to 12/31/2012	12.655310	13.644486	2,405,812
01/01/2013 to 12/31/2013	13.644486	14.052541	2,063,489
01/01/2014 to 12/31/2014	14.052541	14.498577	1,748,130
01/01/2015 to 12/31/2015	14.498577	14.234630	1,436,249
01/01/2016 to 12/31/2016	14.234630	14.694631	1,381,880
01/01/2017 to 12/31/2017	14.694631	15.518633	1,291,477
01/01/2018 to 12/31/2018	15.518633	14.924664	1,089,916
01/01/2019 to 12/31/2019	14.924664	16.469109	946,137
01/01/2020 to 12/31/2020	16.469109	17.811807	902,370
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.266003	12.241007	5,893,030
01/01/2012 to 12/31/2012	12.241007	13.473681	5,496,820
01/01/2013 to 12/31/2013	13.473681	14.760016	4,876,618
01/01/2014 to 12/31/2014	14.760016	15.294768	4,265,302
01/01/2015 to 12/31/2015	15.294768	14.942651	3,654,807
01/01/2016 to 12/31/2016	14.942651	15.655401	3,238,072
01/01/2017 to 12/31/2017	15.655401	17.106890	2,725,153
01/01/2018 to 12/31/2018	17.106890	16.149756	2,366,310
01/01/2019 to 12/31/2019	16.149756	18.436550	1,978,752
01/01/2020 to 12/31/2020	18.436550	20.216595	1,577,198
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.053382	11.741010	19,016,887
01/01/2012 to 12/31/2012	11.741010	13.129661	17,877,599
01/01/2013 to 12/31/2013	13.129661	15.298524	17,030,046
01/01/2014 to 12/31/2014	15.298524	15.871529	15,229,746
01/01/2015 to 12/31/2015	15.871529	15.475648	13,157,578
01/01/2016 to 12/31/2016	15.475648	16.369327	11,968,259
01/01/2017 to 12/31/2017	16.369327	18.548077	10,634,253
01/01/2018 to 12/31/2018	18.548077	17.194593	9,118,665
01/01/2019 to 12/31/2019	17.194593	20.279282	7,926,411

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	20.279282	22.800460	7,076,887
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.714568	9.425241	417,276
01/01/2012 to 12/31/2012	9.425241	10.808310	403,004
01/01/2013 to 04/26/2013	10.808310	11.641270	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.716851	13.369520	381,728
01/01/2014 to 04/25/2014	13.369520	13.321798	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.759227	11.175388	19,203,540
01/01/2012 to 12/31/2012	11.175388	12.733906	17,987,804
01/01/2013 to 12/31/2013	12.733906	15.633082	16,463,317
01/01/2014 to 12/31/2014	15.633082	16.245925	15,107,484
01/01/2015 to 12/31/2015	16.245925	15.771983	14,309,819
01/01/2016 to 12/31/2016	15.771983	16.844057	13,995,010
01/01/2017 to 12/31/2017	16.844057	19.822959	12,909,577
01/01/2018 to 12/31/2018	19.822959	17.987384	11,289,997
01/01/2019 to 12/31/2019	17.987384	21.978960	9,750,289
01/01/2020 to 12/31/2020	21.978960	25.307199	8,673,904
Brighthouse Balanced Plus
04/30/2012 to 12/31/2012	10.016321	10.491570	100,038
01/01/2013 to 12/31/2013	10.491570	11.849291	442,686
01/01/2014 to 12/31/2014	11.849291	12.831145	519,588
01/01/2015 to 12/31/2015	12.831145	12.153791	444,599
01/01/2016 to 12/31/2016	12.153791	13.006839	456,725
01/01/2017 to 12/31/2017	13.006839	15.200645	483,445
01/01/2018 to 12/31/2018	15.200645	13.905643	431,622
01/01/2019 to 12/31/2019	13.905643	16.969141	374,646
01/01/2020 to 12/31/2020	16.969141	18.856085	346,212
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.080312	3.239570	2,951,043
01/01/2012 to 12/31/2012	3.239570	3.569631	2,591,554
01/01/2013 to 12/31/2013	3.569631	4.812350	2,459,503
01/01/2014 to 12/31/2014	4.812350	4.832127	2,251,388
01/01/2015 to 12/31/2015	4.832127	4.310881	2,153,563
01/01/2016 to 12/31/2016	4.310881	5.221703	1,844,433
01/01/2017 to 12/31/2017	5.221703	5.803668	1,644,728
01/01/2018 to 12/31/2018	5.803668	4.962186	1,391,519
01/01/2019 to 12/31/2019	4.962186	6.049177	1,168,161
01/01/2020 to 12/31/2020	6.049177	6.331104	1,084,561
Brighthouse/Artisan Mid Cap Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.160846	3.327626	6,253,911
01/01/2012 to 12/31/2012	3.327626	3.670354	5,909,493
01/01/2013 to 12/31/2013	3.670354	4.953232	5,140,427
01/01/2014 to 12/31/2014	4.953232	4.978518	4,413,344
01/01/2015 to 12/31/2015	4.978518	4.445834	3,895,377
01/01/2016 to 12/31/2016	4.445834	5.390685	3,497,750
01/01/2017 to 12/31/2017	5.390685	5.997598	3,152,897
01/01/2018 to 12/31/2018	5.997598	5.133077	2,808,296
01/01/2019 to 12/31/2019	5.133077	6.263734	2,416,169
01/01/2020 to 12/31/2020	6.263734	6.562290	2,222,538
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.988288	9.776927	16,602

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	9.776927	10.079465	38,560
01/01/2013 to 12/31/2013	10.079465	10.069796	385,668
01/01/2014 to 12/31/2014	10.069796	10.049897	402,560
01/01/2015 to 12/31/2015	10.049897	9.863272	466,333
01/01/2016 to 12/31/2016	9.863272	10.045963	398,485
01/01/2017 to 12/31/2017	10.045963	10.053625	375,172
01/01/2018 to 12/31/2018	10.053625	9.971394	374,463
01/01/2019 to 12/31/2019	9.971394	10.304047	372,669
01/01/2020 to 12/31/2020	10.304047	10.391767	347,175
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	41.774994	42.737813	67,326
01/01/2012 to 12/31/2012	42.737813	47.314335	62,727
01/01/2013 to 12/31/2013	47.314335	56.201236	58,967
01/01/2014 to 12/31/2014	56.201236	61.209001	51,655
01/01/2015 to 12/31/2015	61.209001	61.835738	48,155
01/01/2016 to 12/31/2016	61.835738	65.184203	46,475
01/01/2017 to 12/31/2017	65.184203	73.938082	44,424
01/01/2018 to 12/31/2018	73.938082	70.088555	38,161
01/01/2019 to 12/31/2019	70.088555	84.941968	34,262
01/01/2020 to 12/31/2020	84.941968	98.518295	27,864
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.380542	3.196107	15,787,753
01/01/2012 to 12/31/2012	3.196107	3.554421	14,020,582
01/01/2013 to 12/31/2013	3.554421	4.681249	12,321,419
01/01/2014 to 12/31/2014	4.681249	5.101752	10,754,828
01/01/2015 to 12/31/2015	5.101752	5.146280	9,225,465
01/01/2016 to 12/31/2016	5.146280	5.440933	7,774,215
01/01/2017 to 12/31/2017	5.440933	6.384249	6,657,164
01/01/2018 to 12/31/2018	6.384249	6.282255	5,430,401
01/01/2019 to 12/31/2019	6.282255	8.105454	4,448,743
01/01/2020 to 12/31/2020	8.105454	8.882742	3,823,098
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.432112	3.247910	7,270,084
01/01/2012 to 12/31/2012	3.247910	3.614740	7,202,630
01/01/2013 to 12/31/2013	3.614740	4.766752	6,358,061
01/01/2014 to 12/31/2014	4.766752	5.199312	5,175,668
01/01/2015 to 12/31/2015	5.199312	5.251105	4,543,819
01/01/2016 to 12/31/2016	5.251105	5.556778	4,110,636
01/01/2017 to 12/31/2017	5.556778	6.526242	3,762,630
01/01/2018 to 12/31/2018	6.526242	6.428666	3,117,619
01/01/2019 to 12/31/2019	6.428666	8.302425	2,591,885
01/01/2020 to 12/31/2020	8.302425	9.107486	2,245,054
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	6.614679	6.549353	685,594
01/01/2012 to 12/31/2012	6.549353	7.335075	670,294
01/01/2013 to 12/31/2013	7.335075	9.727387	582,564
01/01/2014 to 12/31/2014	9.727387	10.903925	602,193
01/01/2015 to 12/31/2015	10.903925	11.252413	459,255
01/01/2016 to 12/31/2016	11.252413	12.032483	405,688
01/01/2017 to 12/31/2017	12.032483	14.490582	409,686
01/01/2018 to 12/31/2018	14.490582	13.404788	340,880
01/01/2019 to 12/31/2019	13.404788	17.448856	313,835
01/01/2020 to 12/31/2020	17.448856	21.044784	253,932

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	14.405357	13.432007	1,104,094
01/01/2012 to 12/31/2012	13.432007	16.711687	1,020,006
01/01/2013 to 12/31/2013	16.711687	17.089267	991,307
01/01/2014 to 12/31/2014	17.089267	19.116105	938,217
01/01/2015 to 12/31/2015	19.116105	18.614052	860,891
01/01/2016 to 12/31/2016	18.614052	18.543455	799,124
01/01/2017 to 12/31/2017	18.543455	20.281571	734,363
01/01/2018 to 12/31/2018	20.281571	18.296644	596,770
01/01/2019 to 12/31/2019	18.296644	22.552441	480,156
01/01/2020 to 12/31/2020	22.552441	21.154144	445,028
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.459780	44.395083	64,173
01/01/2012 to 12/31/2012	44.395083	48.528439	53,608
01/01/2013 to 12/31/2013	48.528439	63.470036	49,492
01/01/2014 to 12/31/2014	63.470036	69.498811	47,871
01/01/2015 to 12/31/2015	69.498811	70.422896	43,034
01/01/2016 to 12/31/2016	70.422896	73.135138	43,036
01/01/2017 to 12/31/2017	73.135138	90.239611	41,588
01/01/2018 to 12/31/2018	90.239611	83.853868	35,775
01/01/2019 to 12/31/2019	83.853868	110.006533	29,086
01/01/2020 to 12/31/2020	110.006533	142.732425	24,225
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.022714	1.712860	14,251,865
01/01/2012 to 12/31/2012	1.712860	2.186281	13,187,196
01/01/2013 to 12/31/2013	2.186281	2.817437	11,504,903
01/01/2014 to 12/31/2014	2.817437	2.621336	11,142,439
01/01/2015 to 12/31/2015	2.621336	2.471711	10,663,239
01/01/2016 to 12/31/2016	2.471711	2.640624	9,773,141
01/01/2017 to 12/31/2017	2.640624	3.401451	8,249,012
01/01/2018 to 12/31/2018	3.401451	2.553724	7,408,511
01/01/2019 to 12/31/2019	2.553724	3.140364	6,448,447
01/01/2020 to 12/31/2020	3.140364	3.259989	6,172,962
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.041042	1.731117	2,764,741
01/01/2012 to 12/31/2012	1.731117	2.209913	2,549,983
01/01/2013 to 12/31/2013	2.209913	2.851343	2,266,524
01/01/2014 to 12/31/2014	2.851343	2.656384	2,025,405
01/01/2015 to 12/31/2015	2.656384	2.506542	1,938,794
01/01/2016 to 12/31/2016	2.506542	2.681110	1,750,695
01/01/2017 to 12/31/2017	2.681110	3.456142	1,688,073
01/01/2018 to 12/31/2018	3.456142	2.598427	1,451,783
01/01/2019 to 12/31/2019	2.598427	3.197411	1,277,741
01/01/2020 to 12/31/2020	3.197411	3.323153	1,143,619
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010738	1.049071	1,432,787
01/01/2013 to 12/31/2013	1.049071	1.055319	1,581,207
01/01/2014 to 12/31/2014	1.055319	1.100373	1,451,420
01/01/2015 to 12/31/2015	1.100373	1.041009	1,401,003
01/01/2016 to 12/31/2016	1.041009	1.148533	1,836,711
01/01/2017 to 12/31/2017	1.148533	1.247738	1,686,002
01/01/2018 to 12/31/2018	1.247738	1.152865	1,321,640
01/01/2019 to 12/31/2019	1.152865	1.312511	905,722

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2020 to 12/31/2020	1.312511	1.427546	817,536
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.075224	17.255289	362,215
01/01/2012 to 12/31/2012	17.255289	20.648122	341,586
01/01/2013 to 12/31/2013	20.648122	25.920515	340,331
01/01/2014 to 12/31/2014	25.920515	26.146919	320,039
01/01/2015 to 12/31/2015	26.146919	26.838370	298,482
01/01/2016 to 12/31/2016	26.838370	26.566211	290,348
01/01/2017 to 12/31/2017	26.566211	35.875221	243,086
01/01/2018 to 12/31/2018	35.875221	30.770375	216,352
01/01/2019 to 12/31/2019	30.770375	39.980742	186,007
01/01/2020 to 12/31/2020	39.980742	50.373696	142,021
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.157401	8.420132	53,243
01/01/2012 to 12/31/2012	8.420132	10.162159	75,523
01/01/2013 to 04/26/2013	10.162159	10.808590	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.612572	1.575364	1,445,865
01/01/2012 to 12/31/2012	1.575364	1.839312	1,200,764
01/01/2013 to 12/31/2013	1.839312	2.546253	1,297,521
01/01/2014 to 12/31/2014	2.546253	2.713552	1,094,327
01/01/2015 to 12/31/2015	2.713552	2.634026	1,059,391
01/01/2016 to 12/31/2016	2.634026	2.898755	964,059
01/01/2017 to 12/31/2017	2.898755	3.588063	836,782
01/01/2018 to 12/31/2018	3.588063	3.222665	712,188
01/01/2019 to 12/31/2019	3.222665	3.959485	578,894
01/01/2020 to 12/31/2020	3.959485	6.129769	547,154
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.521296	0.515975	3,581,588
01/01/2012 to 12/31/2012	0.515975	0.588802	6,617,351
01/01/2013 to 12/31/2013	0.588802	0.795082	5,245,970
01/01/2014 to 12/31/2014	0.795082	0.853858	4,308,739
01/01/2015 to 12/31/2015	0.853858	0.932126	4,300,392
01/01/2016 to 12/31/2016	0.932126	0.919352	3,519,131
01/01/2017 to 12/31/2017	0.919352	1.243806	2,991,755
01/01/2018 to 12/31/2018	1.243806	1.229669	2,633,863
01/01/2019 to 12/31/2019	1.229669	1.609013	2,521,729
01/01/2020 to 12/31/2020	1.609013	2.484793	2,106,924
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.535561	8.313362	249,730
01/01/2012 to 04/27/2012	8.313362	9.357068	0
Jennison Growth Sub-Account (Class E)
01/01/2011 to 12/31/2011	0.525096	0.520179	2,088,516
01/01/2012 to 12/31/2012	0.520179	0.593711	2,560,766
01/01/2013 to 12/31/2013	0.593711	0.802715	2,254,256
01/01/2014 to 12/31/2014	0.802715	0.862958	2,083,129
01/01/2015 to 12/31/2015	0.862958	0.943127	1,974,545
01/01/2016 to 12/31/2016	0.943127	0.931287	1,669,745
01/01/2017 to 12/31/2017	0.931287	1.261178	1,419,338
01/01/2018 to 12/31/2018	1.261178	1.248196	1,156,986
01/01/2019 to 12/31/2019	1.248196	1.634120	815,775
01/01/2020 to 12/31/2020	1.634120	2.527165	705,569
JPMorgan Global Active Allocation Sub-Account (Class B)

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
04/30/2012 to 12/31/2012	1.012792	1.051119	452,218
01/01/2013 to 12/31/2013	1.051119	1.152112	1,048,091
01/01/2014 to 12/31/2014	1.152112	1.217170	1,136,448
01/01/2015 to 12/31/2015	1.217170	1.212800	1,474,873
01/01/2016 to 12/31/2016	1.212800	1.232503	1,279,901
01/01/2017 to 12/31/2017	1.232503	1.419990	1,094,790
01/01/2018 to 12/31/2018	1.419990	1.301463	1,095,268
01/01/2019 to 12/31/2019	1.301463	1.502676	983,630
01/01/2020 to 12/31/2020	1.502676	1.665392	1,085,387
JPMorgan Global Active Allocation Sub-Account (Class B) (previously Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996871	1.041486	32,132
01/01/2015 to 12/31/2015	1.041486	1.018430	71,255
01/01/2016 to 12/31/2016	1.018430	1.025843	168,348
01/01/2017 to 12/31/2017	1.025843	1.170049	207,739
01/01/2018 to 04/30/2018	1.170049	1.141596	0
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	0.773103	0.788314	2,575,451
01/01/2012 to 12/31/2012	0.788314	0.922549	2,252,941
01/01/2013 to 12/31/2013	0.922549	1.326564	2,718,983
01/01/2014 to 12/31/2014	1.326564	1.557597	12,342,700
01/01/2015 to 12/31/2015	1.557597	1.476159	11,406,382
01/01/2016 to 12/31/2016	1.476159	1.496899	10,109,765
01/01/2017 to 12/31/2017	1.496899	1.750492	8,190,800
01/01/2018 to 12/31/2018	1.750492	1.606617	6,479,526
01/01/2019 to 12/31/2019	1.606617	1.960621	5,551,543
01/01/2020 to 12/31/2020	1.960621	2.560233	4,245,686
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	162.356482	148.245678	86,771
01/01/2012 to 12/31/2012	148.245678	179.356423	80,130
01/01/2013 to 12/31/2013	179.356423	228.116511	71,885
01/01/2014 to 04/25/2014	228.116511	237.651485	0
Loomis Sayles Growth Sub-Account (Class B) (previously Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.102009	6.491500	0
Loomis Sayles Growth Sub-Account (Class E)
05/02/2011 to 12/31/2011	0.656175	0.595812	4,917,291
01/01/2012 to 12/31/2012	0.595812	0.697615	4,499,856
01/01/2013 to 12/31/2013	0.697615	1.004831	4,118,450
01/01/2014 to 12/31/2014	1.004831	1.180348	5,427,252
01/01/2015 to 12/31/2015	1.180348	1.119215	5,032,099
01/01/2016 to 12/31/2016	1.119215	1.136664	4,657,716
01/01/2017 to 12/31/2017	1.136664	1.330745	4,076,583
01/01/2018 to 12/31/2018	1.330745	1.222906	3,479,785
01/01/2019 to 12/31/2019	1.222906	1.493407	2,869,718
01/01/2020 to 12/31/2020	1.493407	1.951155	2,079,903
Loomis Sayles Growth Sub-Account (Class E) (previously Legg Mason Value Equity Sub-Account (Class E))
01/01/2011 to 04/29/2011	0.616818	0.656242	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	13.119581	14.433436	222,632
01/01/2014 to 12/31/2014	14.433436	14.748355	191,910
01/01/2015 to 12/31/2015	14.748355	14.743967	180,866
01/01/2016 to 12/31/2016	14.743967	15.256401	189,525
01/01/2017 to 12/31/2017	15.256401	18.528227	151,099
01/01/2018 to 12/31/2018	18.528227	17.311006	137,252

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2019 to 12/31/2019	17.311006	21.801652	105,310
01/01/2020 to 12/31/2020	21.801652	24.714074	82,247
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.145264	11.242009	196,396
01/01/2012 to 12/31/2012	11.242009	12.488569	198,893
01/01/2013 to 04/26/2013	12.488569	13.042235	0
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	3.664212	3.631046	3,090,626
01/01/2012 to 12/31/2012	3.631046	4.097335	2,812,733
01/01/2013 to 12/31/2013	4.097335	5.692758	2,574,800
01/01/2014 to 12/31/2014	5.692758	5.818919	2,320,631
01/01/2015 to 12/31/2015	5.818919	5.646515	2,091,731
01/01/2016 to 12/31/2016	5.646515	6.634346	1,837,349
01/01/2017 to 12/31/2017	6.634346	7.532214	1,586,449
01/01/2018 to 12/31/2018	7.532214	6.597909	1,295,014
01/01/2019 to 12/31/2019	6.597909	8.159742	1,100,637
01/01/2020 to 12/31/2020	8.159742	9.007817	1,002,583
Loomis Sayles Small Cap Core Sub-Account (Class E)
01/01/2011 to 12/31/2011	3.713034	3.683159	1,813,908
01/01/2012 to 12/31/2012	3.683159	4.160195	1,739,133
01/01/2013 to 12/31/2013	4.160195	5.785922	1,578,041
01/01/2014 to 12/31/2014	5.785922	5.919808	1,371,095
01/01/2015 to 12/31/2015	5.919808	5.750353	1,246,126
01/01/2016 to 12/31/2016	5.750353	6.762995	1,134,463
01/01/2017 to 12/31/2017	6.762995	7.685890	1,020,941
01/01/2018 to 12/31/2018	7.685890	6.739356	829,924
01/01/2019 to 12/31/2019	6.739356	8.342826	733,394
01/01/2020 to 12/31/2020	8.342826	9.219163	661,775
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.086898	1.102892	5,784,935
01/01/2012 to 12/31/2012	1.102892	1.207771	5,224,783
01/01/2013 to 12/31/2013	1.207771	1.769832	4,589,607
01/01/2014 to 12/31/2014	1.769832	1.764183	4,282,887
01/01/2015 to 12/31/2015	1.764183	1.767133	3,554,537
01/01/2016 to 12/31/2016	1.767133	1.850716	3,601,545
01/01/2017 to 12/31/2017	1.850716	2.315491	3,258,359
01/01/2018 to 12/31/2018	2.315491	2.292957	2,529,355
01/01/2019 to 12/31/2019	2.292957	2.864782	2,221,851
01/01/2020 to 12/31/2020	2.864782	3.792269	1,812,298
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.580968	1.675093	12,535,544
01/01/2012 to 12/31/2012	1.675093	1.714138	12,175,952
01/01/2013 to 12/31/2013	1.714138	1.649988	12,332,947
01/01/2014 to 12/31/2014	1.649988	1.718758	11,854,490
01/01/2015 to 12/31/2015	1.718758	1.698927	10,530,132
01/01/2016 to 12/31/2016	1.698927	1.713730	9,926,678
01/01/2017 to 12/31/2017	1.713730	1.742667	9,148,028
01/01/2018 to 12/31/2018	1.742667	1.713135	8,262,393
01/01/2019 to 12/31/2019	1.713135	1.832905	7,079,436
01/01/2020 to 12/31/2020	1.832905	1.937034	6,594,912
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.767908	1.707800	6,776,984

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	1.707800	1.978734	6,437,059
01/01/2013 to 12/31/2013	1.978734	2.595710	5,784,868
01/01/2014 to 12/31/2014	2.595710	2.799954	5,447,504
01/01/2015 to 12/31/2015	2.799954	2.692686	4,908,211
01/01/2016 to 12/31/2016	2.692686	3.194768	4,475,795
01/01/2017 to 12/31/2017	3.194768	3.648295	3,995,731
01/01/2018 to 12/31/2018	3.648295	3.188099	3,419,968
01/01/2019 to 12/31/2019	3.188099	3.953479	2,981,435
01/01/2020 to 12/31/2020	3.953479	4.417804	2,597,656
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.304612	1.125462	10,784,562
01/01/2012 to 12/31/2012	1.125462	1.311735	10,299,695
01/01/2013 to 12/31/2013	1.311735	1.574230	9,793,319
01/01/2014 to 12/31/2014	1.574230	1.457233	9,356,549
01/01/2015 to 12/31/2015	1.457233	1.420712	8,595,142
01/01/2016 to 12/31/2016	1.420712	1.417096	8,098,881
01/01/2017 to 12/31/2017	1.417096	1.743911	7,111,493
01/01/2018 to 12/31/2018	1.743911	1.479658	6,399,025
01/01/2019 to 12/31/2019	1.479658	1.776193	5,856,402
01/01/2020 to 12/31/2020	1.776193	1.886954	5,028,674
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.805236	11.309737	6,012
01/01/2014 to 12/31/2014	11.309737	12.203619	32,639
01/01/2015 to 12/31/2015	12.203619	11.905976	76,039
01/01/2016 to 12/31/2016	11.905976	12.270887	82,132
01/01/2017 to 12/31/2017	12.270887	14.002537	68,359
01/01/2018 to 12/31/2018	14.002537	12.834110	66,708
01/01/2019 to 12/31/2019	12.834110	15.426464	59,785
01/01/2020 to 12/31/2020	15.426464	16.233385	46,037
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.836584	1.736057	6,591,657
01/01/2012 to 12/31/2012	1.736057	1.989571	6,370,694
01/01/2013 to 12/31/2013	1.989571	2.715088	6,031,023
01/01/2014 to 12/31/2014	2.715088	2.809569	5,409,910
01/01/2015 to 12/31/2015	2.809569	2.650039	4,962,526
01/01/2016 to 12/31/2016	2.650039	3.165729	4,512,478
01/01/2017 to 12/31/2017	3.165729	3.576438	4,135,055
01/01/2018 to 12/31/2018	3.576438	3.136851	3,634,041
01/01/2019 to 12/31/2019	3.136851	3.881776	3,189,964
01/01/2020 to 12/31/2020	3.881776	4.575153	2,804,623
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.978174	3.993103	4,349,498
01/01/2012 to 12/31/2012	3.993103	4.551638	4,186,301
01/01/2013 to 12/31/2013	4.551638	5.919993	4,041,526
01/01/2014 to 12/31/2014	5.919993	6.612264	3,709,003
01/01/2015 to 12/31/2015	6.612264	6.589765	3,286,809
01/01/2016 to 12/31/2016	6.589765	7.248668	3,057,200
01/01/2017 to 12/31/2017	7.248668	8.678834	2,818,422
01/01/2018 to 12/31/2018	8.678834	8.156386	2,387,391
01/01/2019 to 12/31/2019	8.156386	10.536083	2,052,284
01/01/2020 to 12/31/2020	10.536083	12.259624	1,861,765
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.489501	1.313426	14,293,130

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	1.313426	1.513734	13,291,392
01/01/2013 to 12/31/2013	1.513734	1.782816	12,029,888
01/01/2014 to 12/31/2014	1.782816	1.638311	11,369,396
01/01/2015 to 12/31/2015	1.638311	1.589260	10,455,877
01/01/2016 to 12/31/2016	1.589260	1.555779	9,631,642
01/01/2017 to 12/31/2017	1.555779	1.969105	7,920,020
01/01/2018 to 12/31/2018	1.969105	1.672354	6,771,472
01/01/2019 to 12/31/2019	1.672354	2.119213	5,809,231
01/01/2020 to 12/31/2020	2.119213	2.365237	5,035,519
MFS ® Total Return Sub-Account
01/01/2011 to 12/31/2011	4.604431	4.645523	2,627,716
01/01/2012 to 12/31/2012	4.645523	5.106299	2,418,823
01/01/2013 to 12/31/2013	5.106299	5.985860	2,359,481
01/01/2014 to 12/31/2014	5.985860	6.405921	2,025,717
01/01/2015 to 12/31/2015	6.405921	6.301065	1,852,820
01/01/2016 to 12/31/2016	6.301065	6.778048	1,641,876
01/01/2017 to 12/31/2017	6.778048	7.508609	1,467,831
01/01/2018 to 12/31/2018	7.508609	6.984050	1,214,272
01/01/2019 to 12/31/2019	6.984050	8.281526	1,176,102
01/01/2020 to 12/31/2020	8.281526	8.954376	981,450
MFS ® Value Sub-Account (Class B) (previously MFS® Value Portfolio II Sub-Account and before that BlackRock Large Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.118318	1.127094	6,185,723
01/01/2012 to 12/31/2012	1.127094	1.268505	6,669,554
01/01/2013 to 12/31/2013	1.268505	1.650442	6,427,838
01/01/2014 to 12/31/2014	1.650442	1.788072	6,301,723
01/01/2015 to 12/31/2015	1.788072	1.656760	6,078,740
01/01/2016 to 12/31/2016	1.656760	1.932273	5,317,993
01/01/2017 to 12/31/2017	1.932273	2.048631	5,148,298
01/01/2018 to 04/30/2018	2.048631	1.976674	0
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.127999	1.137714	1,883,220
01/01/2012 to 12/31/2012	1.137714	1.282352	2,004,593
01/01/2013 to 12/31/2013	1.282352	1.670236	1,974,155
01/01/2014 to 12/31/2014	1.670236	1.810972	1,629,365
01/01/2015 to 12/31/2015	1.810972	1.679970	1,463,434
01/01/2016 to 12/31/2016	1.679970	1.960060	1,403,769
01/01/2017 to 12/31/2017	1.960060	2.081236	1,144,189
01/01/2018 to 04/30/2018	2.081236	2.009012	0
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.212096	1.204718	9,277,593
01/01/2012 to 12/31/2012	1.204718	1.383816	7,845,415
01/01/2013 to 12/31/2013	1.383816	1.850228	9,730,401
01/01/2014 to 12/31/2014	1.850228	2.020236	8,445,574
01/01/2015 to 12/31/2015	2.020236	1.987867	8,167,437
01/01/2016 to 12/31/2016	1.987867	2.239892	8,037,752
01/01/2017 to 12/31/2017	2.239892	2.601085	7,796,361
01/01/2018 to 12/31/2018	2.601085	2.305537	9,567,932
01/01/2019 to 12/31/2019	2.305537	2.956450	7,475,089
01/01/2020 to 12/31/2020	2.956450	3.026403	7,009,510
MFS ® Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account (Class B))
01/01/2011 to 12/31/2011	2.655554	2.455195	1,606,290

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2012 to 12/31/2012	2.455195	2.799639	1,471,736
01/01/2013 to 04/26/2013	2.799639	3.083746	0
MFS ® Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.934468	8.775455	147,071
01/01/2012 to 12/31/2012	8.775455	9.871855	125,028
01/01/2013 to 04/26/2013	9.871855	10.818884	0
MFS ® Value Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.226228	1.220786	3,779,837
01/01/2012 to 12/31/2012	1.220786	1.403177	3,739,041
01/01/2013 to 12/31/2013	1.403177	1.879550	5,223,767
01/01/2014 to 12/31/2014	1.879550	2.053479	4,618,595
01/01/2015 to 12/31/2015	2.053479	2.022484	3,967,965
01/01/2016 to 12/31/2016	2.022484	2.281005	3,448,233
01/01/2017 to 12/31/2017	2.281005	2.653720	3,079,945
01/01/2018 to 12/31/2018	2.653720	2.353227	3,403,140
01/01/2019 to 12/31/2019	2.353227	3.021295	2,943,411
01/01/2020 to 12/31/2020	3.021295	3.095453	2,697,552
MFS ® Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
01/01/2011 to 12/31/2011	2.696996	2.495825	906,982
01/01/2012 to 12/31/2012	2.495825	2.848880	873,773
01/01/2013 to 04/26/2013	2.848880	3.139099	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.526629	1.403341	2,947,057
01/01/2012 to 12/31/2012	1.403341	1.514449	2,729,907
01/01/2013 to 12/31/2013	1.514449	2.079295	2,302,417
01/01/2014 to 12/31/2014	2.079295	2.074291	2,212,868
01/01/2015 to 12/31/2015	2.074291	1.945632	2,058,803
01/01/2016 to 12/31/2016	1.945632	1.758902	1,840,793
01/01/2017 to 12/31/2017	1.758902	2.430435	1,619,037
01/01/2018 to 12/31/2018	2.430435	2.643714	1,305,848
01/01/2019 to 12/31/2019	2.643714	3.658599	994,947
01/01/2020 to 12/31/2020	3.658599	9.145372	780,818
Neuberger Berman Genesis Sub-account (Class B)
01/01/2011 to 12/31/2011	1.659607	1.729288	3,458,824
01/01/2012 to 12/31/2012	1.729288	1.874252	2,913,779
01/01/2013 to 12/31/2013	1.874252	2.557836	3,879,162
01/01/2014 to 12/31/2014	2.557836	2.518472	3,683,239
01/01/2015 to 12/31/2015	2.518472	2.496637	3,175,450
01/01/2016 to 12/31/2016	2.496637	2.919156	2,872,970
01/01/2017 to 12/31/2017	2.919156	3.329514	2,584,655
01/01/2018 to 12/31/2018	3.329514	3.058244	2,087,869
01/01/2019 to 12/31/2019	3.058244	3.908401	1,852,749
01/01/2020 to 12/31/2020	3.908401	4.815375	1,655,347
Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.580673	1.478714	3,462,764
01/01/2012 to 12/31/2012	1.478714	1.537436	3,246,151
01/01/2013 to 04/26/2013	1.537436	1.667799	0
Neuberger Berman Genesis Sub-account (Class E)
01/01/2011 to 12/31/2011	1.673556	1.744679	8,117,201
01/01/2012 to 12/31/2012	1.744679	1.893490	7,817,628
01/01/2013 to 12/31/2013	1.893490	2.587536	7,800,433
01/01/2014 to 12/31/2014	2.587536	2.550518	6,640,745
01/01/2015 to 12/31/2015	2.550518	2.529617	5,802,360

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2016 to 12/31/2016	2.529617	2.961357	5,238,749
01/01/2017 to 12/31/2017	2.961357	3.381358	4,644,676
01/01/2018 to 12/31/2018	3.381358	3.109168	4,093,938
01/01/2019 to 12/31/2019	3.109168	3.975930	3,442,941
01/01/2020 to 12/31/2020	3.975930	4.906538	2,986,628
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999829	1.036661	14,262
01/01/2015 to 12/31/2015	1.036661	0.967711	56,550
01/01/2016 to 12/31/2016	0.967711	1.061993	440,593
01/01/2017 to 12/31/2017	1.061993	1.180965	505,584
01/01/2018 to 12/31/2018	1.180965	1.077678	396,742
01/01/2019 to 12/31/2019	1.077678	1.298373	216,398
01/01/2020 to 12/31/2020	1.298373	1.434116	162,583
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.935515	15.296151	1,760,309
01/01/2012 to 12/31/2012	15.296151	16.484512	1,848,457
01/01/2013 to 12/31/2013	16.484512	14.769772	1,485,438
01/01/2014 to 12/31/2014	14.769772	15.008299	1,320,000
01/01/2015 to 12/31/2015	15.008299	14.360910	1,126,888
01/01/2016 to 12/31/2016	14.360910	14.889357	1,001,718
01/01/2017 to 12/31/2017	14.889357	15.214816	951,051
01/01/2018 to 12/31/2018	15.214816	14.662820	826,780
01/01/2019 to 12/31/2019	14.662820	15.678290	700,738
01/01/2020 to 12/31/2020	15.678290	17.270090	600,204
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.662717	1.694164	52,839,717
01/01/2012 to 12/31/2012	1.694164	1.828115	51,382,652
01/01/2013 to 12/31/2013	1.828115	1.770825	48,927,205
01/01/2014 to 12/31/2014	1.770825	1.822135	43,336,034
01/01/2015 to 12/31/2015	1.822135	1.799591	37,142,975
01/01/2016 to 12/31/2016	1.799591	1.823616	32,459,208
01/01/2017 to 12/31/2017	1.823616	1.882081	30,440,798
01/01/2018 to 12/31/2018	1.882081	1.854302	27,166,780
01/01/2019 to 12/31/2019	1.854302	1.986224	23,799,330
01/01/2020 to 12/31/2020	1.986224	2.128475	21,629,619
Schroders Global Multi-Asset Sub-Account (previously Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216514	10.764512	20,266
01/01/2014 to 12/31/2014	10.764512	11.549398	52,662
01/01/2015 to 12/31/2015	11.549398	11.263203	90,242
01/01/2016 to 12/31/2016	11.263203	11.631157	91,035
01/01/2017 to 12/31/2017	11.631157	13.379149	65,014
01/01/2018 to 04/30/2018	13.379149	12.802315	0
Schroders Global Multi-Asset Sub-Account
04/30/2012 to 12/31/2012	1.010771	1.069250	276,497
01/01/2013 to 12/31/2013	1.069250	1.162736	663,254
01/01/2014 to 12/31/2014	1.162736	1.237159	1,040,104
01/01/2015 to 12/31/2015	1.237159	1.211051	926,716
01/01/2016 to 12/31/2016	1.211051	1.263618	976,310
01/01/2017 to 12/31/2017	1.263618	1.426369	756,281
01/01/2018 to 12/31/2018	1.426369	1.275814	1,019,396
01/01/2019 to 12/31/2019	1.275814	1.530760	907,019
01/01/2020 to 12/31/2020	1.530760	1.543555	810,347

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.775196	11.752610	1,860,574
01/01/2012 to 12/31/2012	11.752610	13.096697	1,945,650
01/01/2013 to 12/31/2013	13.096697	14.606564	1,885,481
01/01/2014 to 12/31/2014	14.606564	15.263484	1,672,877
01/01/2015 to 12/31/2015	15.263484	14.777952	1,585,126
01/01/2016 to 12/31/2016	14.777952	15.438518	1,470,541
01/01/2017 to 12/31/2017	15.438518	17.665410	1,325,225
01/01/2018 to 12/31/2018	17.665410	16.307418	1,109,291
01/01/2019 to 12/31/2019	16.307418	19.262873	973,507
01/01/2020 to 12/31/2020	19.262873	20.892420	822,627
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.350024	10.970664	962,208
01/01/2012 to 12/31/2012	10.970664	12.462261	1,068,387
01/01/2013 to 12/31/2013	12.462261	14.531710	1,189,057
01/01/2014 to 12/31/2014	14.531710	15.123140	1,230,358
01/01/2015 to 12/31/2015	15.123140	14.590120	1,205,537
01/01/2016 to 12/31/2016	14.590120	15.400123	1,107,308
01/01/2017 to 12/31/2017	15.400123	18.195881	1,130,132
01/01/2018 to 12/31/2018	18.195881	16.396901	979,221
01/01/2019 to 12/31/2019	16.396901	19.827516	842,643
01/01/2020 to 12/31/2020	19.827516	21.685299	668,222
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.437558	1.400780	7,722,539
01/01/2012 to 12/31/2012	1.400780	1.641614	6,823,178
01/01/2013 to 12/31/2013	1.641614	2.249750	8,322,592
01/01/2014 to 12/31/2014	2.249750	2.417897	7,835,606
01/01/2015 to 12/31/2015	2.417897	2.638888	7,371,301
01/01/2016 to 12/31/2016	2.638888	2.646025	6,968,748
01/01/2017 to 12/31/2017	2.646025	3.488067	6,109,175
01/01/2018 to 12/31/2018	3.488067	3.404744	5,157,612
01/01/2019 to 12/31/2019	3.404744	4.391023	4,251,701
01/01/2020 to 12/31/2020	4.391023	5.925249	3,736,149
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.702494	0.625134	8,270,961
01/01/2012 to 12/31/2012	0.625134	0.692138	7,018,622
01/01/2013 to 04/26/2013	0.692138	0.724129	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.063824	1.033326	21,516,918
01/01/2012 to 12/31/2012	1.033326	1.160049	19,970,913
01/01/2013 to 12/31/2013	1.160049	1.564703	17,503,794
01/01/2014 to 12/31/2014	1.564703	1.742667	15,544,264
01/01/2015 to 12/31/2015	1.742667	1.835872	13,839,663
01/01/2016 to 12/31/2016	1.835872	1.925762	12,759,907
01/01/2017 to 12/31/2017	1.925762	2.372500	11,034,603
01/01/2018 to 12/31/2018	2.372500	2.291526	8,869,499
01/01/2019 to 12/31/2019	2.291526	2.966149	7,464,783
01/01/2020 to 12/31/2020	2.966149	3.629781	6,249,769
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.851269	1.854778	3,757,472
01/01/2012 to 12/31/2012	1.854778	2.123011	3,752,380
01/01/2013 to 12/31/2013	2.123011	3.022761	3,386,368
01/01/2014 to 12/31/2014	3.022761	3.183622	3,212,413

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2015 to 12/31/2015	3.183622	3.221537	2,975,560
01/01/2016 to 12/31/2016	3.221537	3.546839	2,827,224
01/01/2017 to 12/31/2017	3.546839	4.292264	2,646,911
01/01/2018 to 12/31/2018	4.292264	3.951213	2,164,750
01/01/2019 to 12/31/2019	3.951213	5.183471	1,784,533
01/01/2020 to 12/31/2020	5.183471	6.349727	1,559,579
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.546662	2.347232	8,114,565
01/01/2012 to 04/27/2012	2.347232	2.596960	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.584319	2.659350	6,997,862
01/01/2013 to 12/31/2013	2.659350	3.422230	6,284,455
01/01/2014 to 12/31/2014	3.422230	3.705633	5,301,001
01/01/2015 to 12/31/2015	3.705633	3.330921	4,936,796
01/01/2016 to 12/31/2016	3.330921	3.799562	4,391,686
01/01/2017 to 12/31/2017	3.799562	4.108036	3,969,954
01/01/2018 to 12/31/2018	4.108036	3.645087	3,357,807
01/01/2019 to 12/31/2019	3.645087	4.643211	2,778,618
01/01/2020 to 12/31/2020	4.643211	4.935663	2,639,341
Western Asset Management Government Income Sub-Account (previously Fidelity Institutional Asset Management® Government Income Sub-Account)
04/30/2012 to 12/31/2012	10.788862	10.966708	51,144
01/01/2013 to 12/31/2013	10.966708	10.340997	44,189
01/01/2014 to 12/31/2014	10.340997	10.984254	61,046
01/01/2015 to 12/31/2015	10.984254	10.894459	155,952
01/01/2016 to 12/31/2016	10.894459	10.900850	87,502
01/01/2017 to 12/31/2017	10.900850	11.045694	84,642
01/01/2018 to 12/31/2018	11.045694	10.900651	72,619
01/01/2019 to 12/31/2019	10.900651	11.571937	64,008
01/01/2020 to 12/31/2020	11.571937	12.305116	142,953
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.612056	2.730217	6,509,638
01/01/2012 to 12/31/2012	2.730217	3.000612	5,483,580
01/01/2013 to 12/31/2013	3.000612	2.987841	5,277,347
01/01/2014 to 12/31/2014	2.987841	3.106791	4,933,727
01/01/2015 to 12/31/2015	3.106791	3.006815	4,502,518
01/01/2016 to 12/31/2016	3.006815	3.215990	7,992,532
01/01/2017 to 12/31/2017	3.215990	3.428093	7,311,885
01/01/2018 to 12/31/2018	3.428093	3.249048	6,234,427
01/01/2019 to 12/31/2019	3.249048	3.665419	5,086,911
01/01/2020 to 12/31/2020	3.665419	3.859145	4,447,195
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.350028	2.424387	10,147,368
01/01/2012 to 12/31/2012	2.424387	2.704088	9,532,071
01/01/2013 to 12/31/2013	2.704088	2.883576	8,948,051
01/01/2014 to 12/31/2014	2.883576	2.985272	8,398,639
01/01/2015 to 12/31/2015	2.985272	2.884083	7,127,127
01/01/2016 to 04/29/2016	2.884083	2.973206	0
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.652627	2.774990	4,527,718
01/01/2012 to 12/31/2012	2.774990	3.049932	4,468,621
01/01/2013 to 12/31/2013	3.049932	3.040209	4,243,568

	American Forerunner - 1.25
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2014 to 12/31/2014	3.040209	3.164536	3,662,913
01/01/2015 to 12/31/2015	3.164536	3.065988	3,235,027
01/01/2016 to 12/31/2016	3.065988	3.284519	4,893,327
01/01/2017 to 12/31/2017	3.284519	3.502855	4,492,768
01/01/2018 to 12/31/2018	3.502855	3.323657	4,116,569
01/01/2019 to 12/31/2019	3.323657	3.751656	3,627,533
01/01/2020 to 12/31/2020	3.751656	3.955874	3,230,259
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.780406	1.850934	8,975,048
01/01/2012 to 12/31/2012	1.850934	1.883528	7,569,591
01/01/2013 to 12/31/2013	1.883528	1.843291	7,277,813
01/01/2014 to 12/31/2014	1.843291	1.866814	7,201,412
01/01/2015 to 12/31/2015	1.866814	1.849284	6,349,237
01/01/2016 to 12/31/2016	1.849284	1.844963	5,934,430
01/01/2017 to 12/31/2017	1.844963	1.852644	5,092,612
01/01/2018 to 12/31/2018	1.852644	1.842266	4,595,057
01/01/2019 to 12/31/2019	1.842266	1.924541	4,049,141
01/01/2020 to 12/31/2020	1.924541	1.993922	3,747,186
Western Asset Management U.S. Government Sub-Account (Class E)
01/01/2011 to 12/31/2011	1.807791	1.879693	5,490,461
01/01/2012 to 12/31/2012	1.879693	1.914644	5,384,430
01/01/2013 to 12/31/2013	1.914644	1.876688	4,501,230
01/01/2014 to 12/31/2014	1.876688	1.900892	3,921,503
01/01/2015 to 12/31/2015	1.900892	1.884749	3,359,496
01/01/2016 to 12/31/2016	1.884749	1.883643	2,797,536
01/01/2017 to 12/31/2017	1.883643	1.893226	2,560,598
01/01/2018 to 12/31/2018	1.893226	1.884605	2,410,194
01/01/2019 to 12/31/2019	1.884605	1.970620	2,088,972
01/01/2020 to 12/31/2020	1.970620	2.043557	2,064,240

	American Forerunner - 1.5
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
American Funds Bond Sub-Account
01/01/2011 to 12/31/2011	16.294330	17.032138	1,183,274
01/01/2012 to 12/31/2012	17.032138	17.678788	1,131,418
01/01/2013 to 12/31/2013	17.678788	17.039693	1,041,358
01/01/2014 to 12/31/2014	17.039693	17.671987	894,475
01/01/2015 to 12/31/2015	17.671987	17.456623	777,406
01/01/2016 to 12/31/2016	17.456623	17.703046	678,325
01/01/2017 to 12/31/2017	17.703046	18.079344	636,375
01/01/2018 to 12/31/2018	18.079344	17.681758	552,135
01/01/2019 to 12/31/2019	17.681758	19.048535	472,166
01/01/2020 to 12/31/2020	19.048535	20.590780	431,214
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	3.070363	2.445651	13,252,229
01/01/2012 to 12/31/2012	2.445651	2.846979	12,370,960
01/01/2013 to 12/31/2013	2.846979	3.597721	11,196,607
01/01/2014 to 12/31/2014	3.597721	3.619386	10,067,368
01/01/2015 to 12/31/2015	3.619386	3.574970	9,240,689
01/01/2016 to 12/31/2016	3.574970	3.595643	8,469,344

	American Forerunner - 1.5
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
01/01/2017 to 12/31/2017	3.595643	4.459519	7,305,495
01/01/2018 to 12/31/2018	4.459519	3.929406	6,103,993
01/01/2019 to 12/31/2019	3.929406	5.090952	5,076,006
01/01/2020 to 12/31/2020	5.090952	6.505558	4,169,933
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	15.280475	14.409611	6,869,478
01/01/2012 to 12/31/2012	14.409611	16.733476	6,381,239
01/01/2013 to 12/31/2013	16.733476	21.446603	5,625,532
01/01/2014 to 12/31/2014	21.446603	22.925031	4,890,896
01/01/2015 to 12/31/2015	22.925031	24.132532	4,270,724
01/01/2016 to 12/31/2016	24.132532	26.028821	3,763,256
01/01/2017 to 12/31/2017	26.028821	32.897246	3,221,646
01/01/2018 to 12/31/2018	32.897246	32.324593	2,649,952
01/01/2019 to 12/31/2019	32.324593	41.642805	2,214,191
01/01/2020 to 12/31/2020	41.642805	62.386020	1,737,732
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	10.182078	9.847231	6,074,240
01/01/2012 to 12/31/2012	9.847231	11.395661	5,601,622
01/01/2013 to 12/31/2013	11.395661	14.986816	4,983,702
01/01/2014 to 12/31/2014	14.986816	16.333752	4,323,305
01/01/2015 to 12/31/2015	16.333752	16.324637	3,777,843
01/01/2016 to 12/31/2016	16.324637	17.934393	3,355,884
01/01/2017 to 12/31/2017	17.934393	21.622768	2,964,763
01/01/2018 to 12/31/2018	21.622768	20.918464	2,444,051
01/01/2019 to 12/31/2019	20.918464	25.993079	2,063,211
01/01/2020 to 12/31/2020	25.993079	29.073401	1,839,263
The Fixed Account
Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company’s general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.
The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre- existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.
Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time.
We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.
Tax Status of the Contracts
Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements.    Section 817 of the Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.
If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.
Required Distributions.     In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.
The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Other rules may apply to Qualified Contracts.

Independent Registered Public Accounting Firm
The financial statements comprising each of the Subaccounts of New England Variable Annuity Separate Account, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
Independent AUDITORS
The statutory-basis financial statements of New England Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
Legal Matters
The SEC requires the Eligible Funds’ Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the statutory-basis financial statements of the Company are incorporated by reference to the submission form type N-VPFS/A, File No. 811-08828, filed by the Separate Account with the SEC on April 21, 2021.
The statutory-basis financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

Part C.
Other Information
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The financial statements of each of the Subaccounts of the Separate Account are incorporated by reference in Part B hereof and include:
Report of Independent Registered Public Accounting Firm.
Statements of Assets and Liabilities as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019.
Notes to the Financial Statements.
The statutory-basis financial statements of the Company are incorporated by reference in Part B hereof and include:
Independent Auditors' Report.
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations and Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
Statutory Supplemental Schedules as of and for the year ended December 31, 2020.
(b)	Exhibits
(1)	Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(2)	None.
(3)(i)	Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(ii)	Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(iii)	Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 033-64879) filed on December 11, 1995.
(iv)	Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.
(v)	Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) is incorporated herein by reference to Registration Statement No. 12 on Form N-4 (File No. 333-51676) filed on April 26, 2006.
(vi)	Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company is incorporated herein by reference to Post- Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2014.

(vii)	Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company) is incorporated herein by reference to Post- Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2014.
(viii)	Principal Underwriting and Distribution Agreement between New England Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 333-51676) on April 27, 2017.
(ix)	Form of Brighthouse Securities, LLC Sales Agreement is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 333-51676) on April 26, 2018.
(4)(i)	Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on December 12, 2000.
(ii)	Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider; Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on December 12, 2000.
(iii)	Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 15, 2001.
(iv)	Forms of Endorsements: Fixed Account Rider for Variable Annuity, NEL-500 (05/01; Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 15, 2001.
(v)	Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on April 25, 2003.
(vi)	Form of Endorsement: Guaranteed Minimum Income Benefit Rider -- Living Benefit (NEL-560-1(03/03)) and Individual Retirement Annuity Endorsement (NEL-408.2(9/02)) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2004.
(vii)	Form of Guaranteed Withdrawal Benefit Rider NEL-690-1(7/04) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 19, 2004.

(viii)	Form of Contract Schedule [Bonus, Standard, C, L, or P] V-05/01-2 (7/04) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-51676) filed on July 16, 2004.
(ix)	Form of Endorsements: Enhanced Dollar Cost Averaging Rider NEL 510-1 (5/05) and Three Month Market Entry Rider NEL-520 (05/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on April 27, 2005.
(x)	Guaranteed Minimum Income Benefit Rider -- Living Benefit (Predictor Plus) NEL 560-2 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on April 27, 2005.
(xi)	Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-3 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2005.
(xii)	Guaranteed Minimum Accumulation Benefit Rider - Living Benefit NEL-670-1 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on October 20, 2005.
(xiii)	Guaranteed Withdrawal Benefit Rider NEL-690-2 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on October 20, 2005.
(xiv)	Guaranteed Withdrawal Benefit Endorsement NEL-GWB-E (11/05)-E is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on October 20, 2005.
(xv)	Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-4 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-51676) filed on July 26, 2005.
(xvi)	Designated Beneficiary Non-Qualified Annuity Endorsement NEL-NQ-1 (11/05)-I is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-51676) filed on September 22, 2005.
(xvii)	Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-5 (6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.
(xviii)	Lifetime Guaranteed Withdrawal Benefit Rider - Living Benefit NEL-690-3(6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.
(xix)	Guaranteed Minimum Death Benefit Rider NEL-640-1 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (File No. 333-51676) filed on January 16, 2008.
(xx)	Form of Contract Schedule is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on N-4 (File No. 333-51676) filed on April 22, 2008.
(xxi)	Guaranteed Minimum Income Benefit Rider -- Living Benefit NEL-560-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (File No. 333-51676) filed on January 16, 2008.
(xxii)	Lifetime Guaranteed Withdrawal Benefit Rider NL-690-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (File No. 333-51676) filed on January 16, 2008.
(xxiii)	Spousal Continuation Endorsement NL-GMTB(2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2010.

(xxiv)	Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.
(xxv)	Form of 401(a)/403(a) Plan Endorsement NL-401-3 (5/11) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File Nos. 333-51676/8111-08828) filed on April 25, 2012.
(5)(i)	Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on December 12, 2000.
(ii)	Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2002.
(iii)	Form of Application (NEA APP-1-02) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2003.
(iv)	Forms of Variable Annuity Application: NEA APP-6-04 05/04 and NEA APP-NY-04 05/04 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 19, 2004.
(v)	Form of Application AFS-APP (01/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on April 27, 2005.
(vi)	Form of Application AFS-APP (11/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on July 26, 2005.
(vii)	Form of Application AFS-APPC (NEA CPN APP (01/05) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.
(viii)	Form of Application AFS APP (GMDB (04/08)) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (File No. 333-51676) filed on January 16, 2008.
(6)(i)	Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.
(ii)	Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.
(iii)	Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.
(iv)	Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2001.
(7)(i)(a)	Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on April 25, 2003.
(b)	Amendments 1-4 to the Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.

(c)	Amended and Restated Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.
(d)	Amendment Nos. 1-14 to Automatic Reinsurance Agreement effective April 1, 2001 Amended and Restated as of July 1, 2004 is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on April 23, 2013.
(ii)	Partial Commutation between New England Life Insurance Company and Exeter Reassurance Company Ltd. (dated November 1, 2014) is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 28, 2015.
(iii)	Reinsurance Agreement between New England Life Insurance Company and Metropolitan Life Insurance Company (dated November 1, 2014) is incorporated herein by reference to Post- Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 28, 2015.
(iv)	Assignment and Novation Agreement for Reinsurance Agreement (Treaty ID Number NEC10003154.T01.25890) between New England Life Insurance Company, Metropolitan Life Insurance Company and MetLife Insurance Company USA is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 333-51676) on April 26, 2018.
(8)(i)	Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.
(ii)	Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.
(iii)(a)	Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 15, 2001.
(b)	Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post- Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.
(iv)(a)	Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (File No. 333-73676) filed on November 19, 2001.
(b)	First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 21, 2009.
(c)	Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.

(v)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post- Effective Amendment No. 10 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on October 20, 2005.
(vi)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers LLC, MetLife Securities, Inc. and New England Life Insurance Company dated April 30, 2007 is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.
(vii)(a)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2008.
(b)	Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2012.
(viii)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6, 2017) is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2017.
(ix)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6, 2017) is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 27, 2017.
(9)	Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2004.
(10)(i)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)
(ii)	Consent of Independent Auditors (Deloitte & Touche LLP) (Filed herewith.)
(11)	None
(12)	None
(13)	Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676) filed on May 15, 2001.
(14)	Powers of Attorney for Conor Murphy, Kimberly A. Berwanger, Kumar Das Gupta, Meghan Doscher, Lynn A. Dumais, Tara Figard, Gianna H. Figaro-Sterling, Jeffrey P. Halperin and Donald A. Leintz. (Filed herewith.)
Item 25. Directors and Officers of the Depositor
Name and Principal Business Address	Positions and offices with Depositor

Kimberly A. Berwanger 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Meghan S. Doscher 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Lynn A. Dumais 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Jeffrey P. Halperin 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Compliance Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Director

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	President, Director, Chairman of the Board and Chief Executive Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

David Chamberlin 18205 Crane Nest Dr., Floor 5 Tampa, FL 33647	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Nancy Davenport 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President and Appointed Actuary

James Grady 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Investment Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue, Suite 1400 New York, NY 10017	Vice President and Assistant Secretary

Roger Kramer 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Alan Otis One Financial Center, 21st Floor Boston, MA 02111	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02111	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessell 11225 North Community House Road Charlotte, NC 28277	Vice President
Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant
The Registrant is a separate account of New England Life Insurance Company (“NELICO” or the “Company”) under Massachusetts Insurance law. NELICO is an indirect subsidiary of Brighthouse Financial, Inc. a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 27. Number Of Contract Owners
As of January 31, 2021, there were 23,434 owners of tax-qualified contracts and 8,656 owners of non-qualified contracts offered by the Registrant (New England Variable Annuity Separate Account).
Item 28. Indemnification
Pursuant to applicable provisions of New England Life Insurance Company’s by-laws or internal corporate policies adopted by New England Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of New England Life Insurance Company and of New England Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between New England Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name	Positions and Offices with Principal Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	President, Manager and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Vice President and Manager

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President and Manager

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer and General Counsel

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Vice President and Manager

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Vice President and Manager

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freemen 11225 North Community House Road Charlotte, NC 28277	Vice President
(c)	Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
Brighthouse Securities, LLC	$4,800,250	$0	$0	$0

Item 30. Location of Accounts and Records
Omitted.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
Registrant hereby makes the following undertakings:
(1)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(2)	To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;
(3)	To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;
(4)	To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and
(5)	To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.
New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and the State of North Carolina, on this 20th day of April, 2021.
NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)
By:	NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Kevin Finneran
Kevin Finneran Vice President

NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Kevin Finneran
Kevin Finneran Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 21, 2021.
Signature	Title
/s/ Conor Murphy* Conor Murphy	Chairman of the Board, President, Chief Executive Officer and a Director

/s/ Kimberly A. Berwanger* Kimberly A. Berwanger	Director and Vice President

/s/ Kumar Das Gupta* Kumar Das Gupta	Director and Vice President

/s/ Meghan Doscher* Meghan Doscher	Director and Vice President

/s/ Lynn A. Dumais* Lynn A. Dumais	Director, Vice President and Chief Financial Officer

/s/ Tara Figard* Tara Figard	Director and Vice President

/s/ Gianna H. Figaro-Sterling* Gianna H. Figaro-Sterling	Vice President and Controller (principal accounting officer)

/s/ Jeffrey P. Halperin* Jeffrey P. Halperin	Director, Vice President and Chief Compliance Officer

/s/ Donald A. Leintz* Donald A. Leintz	Director

By:	/s/ Michele H. Abate
Michele H. Abate Attorney-In-Fact April 21, 2021
* New England Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Index to Exhibits
(10)(i)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
(10)(ii)	Consent of Independent Auditors (Deloitte & Touche LLP)
(14)	Powers of Attorney